Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—56.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.1%
Airbus SE	49,235	$6,528,793
Arconic, Inc.	20,650	394,622
BAE Systems plc	270,192	1,702,175
Boeing Co. (The)	25,425	9,697,604
Dassault Aviation S.A.	212	312,792
Elbit Systems, Ltd.	1,988	257,163
General Dynamics Corp.	13,430	2,273,430
Harris Corp.	5,690	908,750
Huntington Ingalls Industries, Inc.	2,042	423,102
L3 Technologies, Inc.	3,785	781,111
Leonardo S.p.A.	34,220	399,008
Lockheed Martin Corp.	11,945	3,585,411
Meggitt plc	65,685	430,671
MTU Aero Engines AG	4,397	995,530
Northrop Grumman Corp.	8,325	2,244,420
Raytheon Co.	13,715	2,497,227
Rolls-Royce Holdings plc (a)	143,486	1,694,781
Safran S.A.	28,210	3,870,778
Singapore Technologies Engineering, Ltd.	132,000	364,952
Textron, Inc.	11,680	591,709
Thales S.A.	8,991	1,078,644
TransDigm Group, Inc. (a)	2,402	1,090,484
United Technologies Corp.	39,052	5,033,412

		47,156,569

Air Freight & Logistics—0.3%
Bollore S.A.	74,253	336,155
C.H. Robinson Worldwide, Inc.	6,560	570,654
Deutsche Post AG	83,642	2,721,106
Expeditors International of Washington, Inc.	8,205	622,760
FedEx Corp.	11,710	2,124,311
Royal Mail plc	76,100	236,325
SG Holdings Co., Ltd.	8,122	237,096
United Parcel Service, Inc. - Class B	33,400	3,732,116
Yamato Holdings Co., Ltd.	26,085	674,893

		11,255,416

Airlines—0.1%
Alaska Air Group, Inc. (b)	5,903	331,276
American Airlines Group, Inc. (b)	19,621	623,163
ANA Holdings, Inc.	9,724	356,805
Delta Air Lines, Inc.	29,951	1,546,969
Deutsche Lufthansa AG	20,090	440,880
easyJet plc	13,434	195,957
Japan Airlines Co., Ltd.	9,739	343,050
Ryanair Holdings plc (ADR) (a)	2,174	162,920
Singapore Airlines, Ltd.	45,600	325,650
Southwest Airlines Co.	24,285	1,260,634
United Continental Holdings, Inc. (a) (b)	10,991	876,862

		6,464,166

Auto Components—0.3%
Aisin Seiki Co., Ltd.	13,704	491,541
Aptiv plc	12,621	1,003,243
BorgWarner, Inc.	9,940	381,795

Auto Components—(Continued)
Bridgestone Corp.	51,513	1,989,021
Cie Generale des Etablissements Michelin	14,439	1,711,563
Continental AG	9,302	1,400,255
Denso Corp.	36,643	1,431,896
Faurecia S.A.	6,419	271,305
Koito Manufacturing Co., Ltd.	8,837	502,943
Minth Group, Ltd.	62,900	198,282
NGK Spark Plug Co., Ltd.	13,248	246,867
Nokian Renkaat Oyj	9,923	332,452
Pirelli & C S.p.A. (144A) (a)	33,822	218,355
Stanley Electric Co., Ltd.	11,110	299,762
Sumitomo Electric Industries, Ltd.	63,775	848,852
Sumitomo Rubber Industries, Ltd.	14,457	173,872
Toyoda Gosei Co., Ltd.	5,496	116,866
Toyota Industries Corp.	12,398	623,432
Valeo S.A.	20,314	591,420
Yokohama Rubber Co., Ltd. (The)	10,035	187,116

		13,020,838

Automobiles—0.9%
Bayerische Motoren Werke AG	27,996	2,158,936
Daimler AG	76,891	4,505,963
Ferrari NV	10,368	1,393,421
Fiat Chrysler Automobiles NV (a)	91,779	1,372,332
Ford Motor Co.	187,895	1,649,718
General Motors Co.	63,113	2,341,492
Harley-Davidson, Inc.	7,775	277,257
Honda Motor Co., Ltd.	137,849	3,736,137
Isuzu Motors, Ltd.	46,630	615,170
Mazda Motor Corp.	48,080	539,210
Mitsubishi Motors Corp.	56,705	302,390
Nissan Motor Co., Ltd.	196,286	1,613,804
Peugeot S.A.	49,730	1,215,704
Renault S.A.	16,253	1,076,589
Subaru Corp.	52,030	1,189,306
Suzuki Motor Corp.	29,064	1,289,011
Toyota Motor Corp.	193,133	11,328,305
Volkswagen AG	2,745	446,758
Yamaha Motor Co., Ltd.	23,669	466,122

		37,517,625

Banks—4.1%
ABN AMRO Group NV (144A)	35,767	807,541
AIB Group plc	68,854	309,323
Aozora Bank, Ltd.	10,002	247,694
Australia & New Zealand Banking Group, Ltd.	242,490	4,503,505
Banco Bilbao Vizcaya Argentaria S.A.	563,806	3,224,132
Banco de Sabadell S.A.	475,791	474,325
Banco Espirito Santo S.A. (a) (c) (d) (e)	169,954	0
Banco Santander S.A.	1,372,892	6,388,997
Bank Hapoalim B.M.	90,217	599,675
Bank Leumi Le-Israel B.M.	126,292	828,254
Bank of America Corp.	439,008	12,112,231
Bank of East Asia, Ltd. (The)	108,200	351,459
Bank of Ireland Group plc	82,098	489,225
Bank of Kyoto, Ltd. (The)	4,488	188,299

BHFTI-1

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Bank of Queensland, Ltd.	33,973	$220,263
Bankia S.A. (b)	104,340	270,637
Bankinter S.A.	57,003	434,281
Barclays plc	1,448,543	2,926,780
BB&T Corp.	37,045	1,723,704
Bendigo & Adelaide Bank, Ltd.	41,345	283,896
BNP Paribas S.A.	95,109	4,558,337
BOC Hong Kong Holdings, Ltd.	312,800	1,294,912
CaixaBank S.A.	303,458	948,559
Chiba Bank, Ltd. (The)	51,229	278,951
Citigroup, Inc.	117,471	7,309,046
Citizens Financial Group, Inc.	22,454	729,755
Comerica, Inc.	7,755	568,597
Commerzbank AG (a)	84,715	655,675
Commonwealth Bank of Australia	149,683	7,537,510
Concordia Financial Group, Ltd.	90,890	350,757
Credit Agricole S.A.	96,949	1,174,593
Danske Bank A/S	60,606	1,064,457
DBS Group Holdings, Ltd.	151,700	2,826,878
DNB ASA	81,394	1,499,476
Erste Group Bank AG (a)	25,439	935,022
Fifth Third Bancorp (b)	31,535	795,313
First Republic Bank	7,901	793,734
Fukuoka Financial Group, Inc.	12,358	274,936
Hang Seng Bank, Ltd.	64,600	1,593,903
HSBC Holdings plc	1,694,001	13,796,149
Huntington Bancshares, Inc. (b)	51,055	647,377
ING Groep NV	329,060	3,988,649
Intesa Sanpaolo S.p.A.	1,258,436	3,066,778
Japan Post Bank Co., Ltd.	34,245	374,414
JPMorgan Chase & Co.	159,900	16,186,677
KBC Group NV	21,100	1,475,529
KeyCorp	49,720	783,090
Lloyds Banking Group plc	6,016,570	4,880,521
M&T Bank Corp.	6,795	1,066,951
Mebuki Financial Group, Inc.	69,786	178,871
Mediobanca S.p.A.	52,503	545,804
Mitsubishi UFJ Financial Group, Inc.	993,820	4,932,572
Mizrahi Tefahot Bank, Ltd.	11,838	244,110
Mizuho Financial Group, Inc.	2,039,723	3,161,315
National Australia Bank, Ltd.	231,194	4,162,574
Nordea Bank Abp	256,834	1,955,375
Oversea-Chinese Banking Corp., Ltd.	269,900	2,204,622
People’s United Financial, Inc. (b)	18,095	297,482
PNC Financial Services Group, Inc. (The)	22,135	2,715,079
Raiffeisen Bank International AG	12,516	281,206
Regions Financial Corp.	49,715	703,467
Resona Holdings, Inc.	176,865	767,819
Royal Bank of Scotland Group plc	407,507	1,314,535
Seven Bank, Ltd.	50,414	149,142
Shinsei Bank, Ltd. (a)	13,141	186,899
Shizuoka Bank, Ltd. (The)	36,408	277,713
Skandinaviska Enskilda Banken AB - Class A (b)	137,615	1,191,836
Societe Generale S.A.	64,898	1,881,417
Standard Chartered plc	237,703	1,837,538
Sumitomo Mitsui Financial Group, Inc.	112,410	3,933,599
Sumitomo Mitsui Trust Holdings, Inc.	28,055	1,009,629

Banks—(Continued)
SunTrust Banks, Inc.	21,600	1,279,800
SVB Financial Group (a)	2,625	583,695
Svenska Handelsbanken AB - A Shares (b)	129,127	1,363,109
Swedbank AB - A Shares (b)	76,573	1,082,161
U.S. Bancorp	73,035	3,519,557
UniCredit S.p.A.	169,716	2,177,415
United Overseas Bank, Ltd.	113,600	2,111,269
Wells Fargo & Co. (f)	203,710	9,843,267
Westpac Banking Corp.	290,431	5,341,076
Yamaguchi Financial Group, Inc.	16,764	142,439
Zions Bancorp N.A.	9,160	415,956

		179,633,115

Beverages—1.1%
Anheuser-Busch InBev S.A.	64,428	5,407,441
Asahi Group Holdings, Ltd.	30,667	1,369,653
Brown-Forman Corp. - Class B	7,917	417,859
Carlsberg A/S - Class B	9,045	1,130,234
Coca-Cola Amatil, Ltd.	42,852	263,409
Coca-Cola Bottlers Japan Holdings, Inc.	11,336	288,124
Coca-Cola Co. (The) (f)	184,210	8,632,081
Coca-Cola European Partners plc (a)	18,275	945,548
Coca-Cola HBC AG (a)	17,291	589,319
Constellation Brands, Inc. - Class A	7,975	1,398,257
Davide Campari-Milano S.p.A.	49,109	482,611
Diageo plc	205,221	8,393,935
Heineken Holding NV	9,742	976,948
Heineken NV	21,917	2,315,338
Kirin Holdings Co., Ltd.	69,555	1,665,160
Molson Coors Brewing Co. - Class B	9,005	537,148
Monster Beverage Corp. (a)	19,140	1,044,661
PepsiCo, Inc.	67,925	8,324,209
Pernod-Ricard S.A.	17,954	3,224,718
Remy Cointreau S.A.	1,939	258,740
Suntory Beverage & Food, Ltd.	11,757	552,315
Treasury Wine Estates, Ltd.	60,766	646,735

		48,864,443

Biotechnology—0.8%
AbbVie, Inc.	72,283	5,825,287
Alexion Pharmaceuticals, Inc. (a)	10,700	1,446,426
Amgen, Inc. (b)	30,669	5,826,497
BeiGene, Ltd. (ADR) (a)	2,763	364,716
Biogen, Inc. (a)	9,730	2,299,977
Celgene Corp. (a)	33,640	3,173,598
CSL, Ltd.	38,300	5,320,683
Genmab A/S (a)	5,200	902,521
Gilead Sciences, Inc.	62,143	4,039,916
Grifols S.A.	25,222	706,527
Incyte Corp. (a)	8,433	725,322
Regeneron Pharmaceuticals, Inc. (a) (b)	3,741	1,536,129
Vertex Pharmaceuticals, Inc. (a)	12,267	2,256,515

		34,424,114

Building Products—0.3%
A.O. Smith Corp.	6,860	365,775

BHFTI-2

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Building Products—(Continued)
Allegion plc	4,501	$408,286
Asahi Glass Co., Ltd.	15,385	540,576
Assa Abloy AB - Class B	84,749	1,827,246
Cie de St-Gobain	42,066	1,525,976
Daikin Industries, Ltd.	21,067	2,474,853
Fortune Brands Home & Security, Inc.	6,727	320,272
Geberit AG	3,132	1,281,418
Johnson Controls International plc	44,384	1,639,545
Kingspan Group plc	12,953	600,015
LIXIL Group Corp.	22,518	301,021
Masco Corp.	14,675	576,874
TOTO, Ltd.	11,971	509,080

		12,370,937

Capital Markets—1.3%
3i Group plc	82,269	1,055,988
Affiliated Managers Group, Inc.	2,505	268,311
Ameriprise Financial, Inc.	6,715	860,192
Amundi S.A. (144A)	5,116	322,791
ASX, Ltd.	16,369	814,223
Bank of New York Mellon Corp. (The) (b)	43,685	2,203,035
BlackRock, Inc.	5,910	2,525,757
Cboe Global Markets, Inc.	5,317	507,454
Charles Schwab Corp. (The)	57,745	2,469,176
CME Group, Inc.	17,185	2,828,307
Credit Suisse Group AG (a)	216,125	2,522,981
Daiwa Securities Group, Inc.	136,507	666,537
Deutsche Bank AG	166,019	1,351,978
Deutsche Boerse AG	16,066	2,059,899
E*Trade Financial Corp.	12,215	567,142
Franklin Resources, Inc.	14,241	471,947
Goldman Sachs Group, Inc. (The)	16,650	3,196,633
Hargreaves Lansdown plc	24,063	585,767
Hong Kong Exchanges and Clearing, Ltd.	100,400	3,498,873
Intercontinental Exchange, Inc.	27,380	2,084,713
Invesco, Ltd.	19,720	380,793
Investec plc	57,677	333,384
Japan Exchange Group, Inc.	43,083	766,842
Julius Baer Group, Ltd. (a)	18,924	765,843
London Stock Exchange Group plc	26,494	1,640,327
Macquarie Group, Ltd.	27,342	2,512,905
Moody’s Corp.	8,025	1,453,247
Morgan Stanley	62,860	2,652,692
MSCI, Inc.	4,290	853,024
Nasdaq, Inc.	5,470	478,570
Natixis S.A.	79,912	427,903
Nomura Holdings, Inc.	292,679	1,049,703
Northern Trust Corp.	10,590	957,442
Partners Group Holding AG	1,468	1,068,581
Raymond James Financial, Inc.	6,149	494,441
S&P Global, Inc.	12,115	2,550,813
SBI Holdings, Inc.	20,002	447,912
Schroders plc	10,511	370,052
Singapore Exchange, Ltd.	67,900	366,857
St. James’s Place plc	44,766	601,406
State Street Corp.	18,190	1,197,084

Capital Markets—(Continued)
T. Rowe Price Group, Inc.	11,590	1,160,391
UBS Group AG (a)	325,980	3,957,259

		57,349,175

Chemicals—1.4%
Air Liquide S.A.	36,218	4,611,534
Air Products & Chemicals, Inc.	10,545	2,013,673
Air Water, Inc.	12,601	183,200
Akzo Nobel NV	18,987	1,684,127
Albemarle Corp.	5,088	417,114
Arkema S.A.	5,820	555,742
Asahi Kasei Corp.	106,739	1,106,410
BASF SE	77,662	5,703,612
Celanese Corp.	6,395	630,611
CF Industries Holdings, Inc.	11,100	453,768
Chr Hansen Holding A/S	8,362	849,740
Clariant AG (a)	16,840	354,478
Covestro AG (144A)	16,266	894,822
Croda International plc	11,131	732,663
Daicel Corp.	22,192	241,493
DowDuPont, Inc.	110,324	5,881,372
Eastman Chemical Co.	6,680	506,878
Ecolab, Inc.	12,245	2,161,732
EMS-Chemie Holding AG	693	376,293
Evonik Industries AG	13,791	375,487
FMC Corp.	6,840	525,449
Givaudan S.A.	781	2,003,136
Hitachi Chemical Co., Ltd.	8,809	195,915
Incitec Pivot, Ltd.	137,843	306,443
International Flavors & Fragrances, Inc. (b)	4,885	629,139
Israel Chemicals, Ltd.	59,536	311,801
Johnson Matthey plc	16,364	670,304
JSR Corp.	16,252	252,785
Kaneka Corp.	4,143	155,814
Kansai Paint Co., Ltd.	14,983	286,160
Koninklijke DSM NV	15,340	1,674,480
Kuraray Co., Ltd.	27,005	344,248
LANXESS AG	7,351	392,068
Linde plc	26,537	4,668,654
LyondellBasell Industries NV - Class A	15,071	1,267,170
Mitsubishi Chemical Holdings Corp.	108,260	764,469
Mitsubishi Gas Chemical Co., Inc.	13,716	196,330
Mitsui Chemicals, Inc.	15,563	376,786
Mosaic Co. (The)	16,980	463,724
Nippon Paint Holdings Co., Ltd.	12,381	487,778
Nissan Chemical Corp.	10,708	491,584
Nitto Denko Corp.	13,957	735,812
Novozymes A/S - B Shares	18,511	851,524
Orica, Ltd.	32,064	402,748
PPG Industries, Inc.	11,490	1,296,876
Sherwin-Williams Co. (The)	3,960	1,705,612
Shin-Etsu Chemical Co., Ltd.	30,733	2,585,127
Showa Denko KK	11,393	403,136
Sika AG	10,790	1,509,022
Solvay S.A.	6,267	678,772
Sumitomo Chemical Co., Ltd.	125,979	588,088

BHFTI-3

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Symrise AG	10,427	$939,040
Taiyo Nippon Sanso Corp.	10,986	167,667
Teijin, Ltd.	15,064	249,006
Toray Industries, Inc.	117,258	750,975
Tosoh Corp.	21,989	343,003
Umicore S.A.	17,709	789,919
Yara International ASA	15,016	614,827

		60,810,140

Commercial Services & Supplies—0.2%
Babcock International Group plc	21,375	137,866
Brambles, Ltd.	134,738	1,128,434
Cintas Corp.	4,130	834,714
Copart, Inc. (a)	9,865	597,720
Dai Nippon Printing Co., Ltd.	20,562	492,688
Edenred	20,231	921,403
G4S plc	131,195	314,510
ISS A/S	14,129	430,070
Park24 Co., Ltd.	9,805	213,171
Republic Services, Inc.	10,385	834,746
Rollins, Inc.	7,079	294,628
Secom Co., Ltd.	17,753	1,522,872
Securitas AB - B Shares	26,476	427,386
Societe BIC S.A.	2,168	193,397
Sohgo Security Services Co., Ltd.	6,039	263,534
Toppan Printing Co., Ltd.	20,698	313,048
Waste Management, Inc.	18,835	1,957,145

		10,877,332

Communications Equipment—0.4%
Arista Networks, Inc. (a)	2,556	803,760
Cisco Systems, Inc. (f)	216,200	11,672,638
F5 Networks, Inc. (a)	2,885	452,743
Juniper Networks, Inc.	16,520	437,284
Motorola Solutions, Inc.	7,900	1,109,318
Nokia Oyj	476,548	2,711,027
Telefonaktiebolaget LM Ericsson - B Shares (b)	259,788	2,383,483

		19,570,253

Construction & Engineering—0.3%
ACS Actividades de Construccion y Servicios S.A.	21,565	948,008
Bouygues S.A.	18,600	665,019
CIMIC Group, Ltd.	8,225	282,346
Eiffage S.A.	6,629	637,342
Ferrovial S.A.	41,578	974,333
Fluor Corp. (b)	6,695	246,376
HOCHTIEF AG	1,792	259,365
Jacobs Engineering Group, Inc.	5,750	432,343
JGC Corp.	17,523	233,976
Kajima Corp.	37,995	561,717
Obayashi Corp.	54,906	554,200
Quanta Services, Inc.	6,985	263,614
Shimizu Corp.	46,671	406,782
Skanska AB - B Shares (b)	28,761	522,936
Taisei Corp.	18,036	839,138

Construction & Engineering—(Continued)
Vinci S.A.	42,940	4,179,782

		12,007,277

Construction Materials—0.2%
Boral, Ltd.	99,127	324,312
CRH plc	69,242	2,147,470
Fletcher Building, Ltd.	72,155	243,198
HeidelbergCement AG	12,583	904,577
Imerys S.A.	3,028	151,387
James Hardie Industries plc	37,375	482,217
LafargeHolcim, Ltd. (a)	41,054	2,031,335
Martin Marietta Materials, Inc.	3,012	605,954
Taiheiyo Cement Corp.	10,212	341,015
Vulcan Materials Co.	6,350	751,840

		7,983,305

Consumer Finance—0.2%
Acom Co., Ltd.	33,743	120,589
AEON Financial Service Co., Ltd.	9,534	194,235
American Express Co.	33,680	3,681,224
Capital One Financial Corp.	22,765	1,859,673
Credit Saison Co., Ltd.	13,328	176,090
Discover Financial Services	16,085	1,144,609
Synchrony Financial	31,787	1,014,005

		8,190,425

Containers & Packaging—0.1%
Amcor, Ltd.	97,927	1,071,284
Avery Dennison Corp.	4,100	463,300
Ball Corp.	16,240	939,646
International Paper Co. (b)	19,435	899,258
Packaging Corp. of America	4,799	476,925
Sealed Air Corp.	7,495	345,220
Smurfit Kappa Group plc	19,054	532,147
Toyo Seikan Group Holdings, Ltd.	12,864	264,660
WestRock Co.	12,195	467,678

		5,460,118

Distributors—0.0%
Genuine Parts Co.	7,015	785,891
Jardine Cycle & Carriage, Ltd.	8,300	199,383
LKQ Corp. (a)	15,232	432,284

		1,417,558

Diversified Consumer Services—0.0%
Benesse Holdings, Inc.	6,065	157,891
H&R Block, Inc.	9,855	235,929

		393,820

Diversified Financial Services—0.6%
AMP, Ltd.	248,375	372,160
Berkshire Hathaway, Inc. - Class B (a) (f)	93,550	18,793,259
Challenger, Ltd.	46,511	274,899
Eurazeo S.A.	3,957	297,849

BHFTI-4

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Financial Services—(Continued)
EXOR NV	9,170	$595,687
Groupe Bruxelles Lambert S.A.	6,822	663,592
Industrivarden AB - C Shares	14,122	295,977
Investor AB - B Shares	38,513	1,735,470
Jefferies Financial Group, Inc.	12,775	240,042
Kinnevik AB - Class B	20,454	529,912
L E Lundbergforetagen AB - B Shares	6,426	203,310
Mitsubishi UFJ Lease & Finance Co., Ltd.	34,086	173,942
ORIX Corp.	112,004	1,612,273
Pargesa Holding S.A.	3,264	255,925
Standard Life Aberdeen plc	211,574	727,767
Tokyo Century Corp.	3,606	157,440
Wendel S.A.	2,348	296,307

		27,225,811

Diversified Telecommunication Services—1.1%
AT&T, Inc. (f)	350,041	10,977,286
Bezeq The Israeli Telecommunication Corp., Ltd.	175,377	126,115
BT Group plc	713,109	2,073,991
CenturyLink, Inc.	45,713	548,099
Deutsche Telekom AG	281,825	4,677,709
Elisa Oyj	12,026	542,766
HKT Trust & HKT, Ltd.	320,100	514,615
Iliad S.A.	2,243	225,696
Koninklijke KPN NV	284,299	901,910
Nippon Telegraph & Telephone Corp.	54,422	2,313,229
Orange S.A.	168,691	2,746,155
PCCW, Ltd.	359,000	223,176
Proximus SADP	12,861	371,217
Singapore Telecommunications, Ltd.	622,100	1,388,070
Singapore Telecommunications, Ltd.	68,200	152,169
Spark New Zealand, Ltd.	155,260	402,058
Swisscom AG (b)	2,190	1,071,530
Telecom Italia S.p.A. (a) (b)	964,131	599,778
Telecom Italia S.p.A. - Risparmio Shares	509,683	290,290
Telefonica Deutschland Holding AG	62,878	197,447
Telefonica S.A.	395,121	3,312,744
Telenor ASA	62,209	1,245,932
Telia Co. AB	237,986	1,075,168
Telstra Corp., Ltd.	351,975	831,601
TPG Telecom, Ltd.	31,380	155,371
United Internet AG	10,400	379,627
Verizon Communications, Inc. (f)	198,720	11,750,314

		49,094,063

Electric Utilities—1.0%
Alliant Energy Corp.	11,344	534,643
American Electric Power Co., Inc.	23,650	1,980,687
AusNet Services	152,806	192,946
Chubu Electric Power Co., Inc.	51,274	800,672
Chugoku Electric Power Co., Inc. (The)	23,531	293,642
CK Infrastructure Holdings, Ltd.	56,000	459,726
CLP Holdings, Ltd.	138,782	1,610,333
Duke Energy Corp.	34,215	3,079,350
Edison International	15,645	968,738

Electric Utilities—(Continued)
EDP - Energias de Portugal S.A.	216,426	851,363
Electricite de France S.A.	50,906	696,665
Endesa S.A.	26,857	685,261
Enel S.p.A.	687,719	4,401,815
Entergy Corp.	8,725	834,372
Evergy, Inc.	12,586	730,617
Eversource Energy	15,165	1,075,957
Exelon Corp.	46,424	2,327,235
FirstEnergy Corp. (b)	23,325	970,553
Fortum Oyj	37,558	768,356
HK Electric Investments & HK Electric Investments, Ltd.	224,100	229,099
Iberdrola S.A.	525,327	4,613,696
Kansai Electric Power Co., Inc. (The)	59,531	878,346
Kyushu Electric Power Co., Inc.	32,075	378,927
NextEra Energy, Inc.	23,045	4,455,059
Orsted A/S (144A)	15,995	1,212,724
Pinnacle West Capital Corp.	5,350	511,353
Power Assets Holdings, Ltd.	117,300	813,601
PPL Corp.	34,615	1,098,680
Red Electrica Corp. S.A.	36,601	780,217
Southern Co. (The)	49,395	2,552,734
SSE plc	86,799	1,344,952
Terna Rete Elettrica Nazionale S.p.A.	118,969	754,660
Tohoku Electric Power Co., Inc.	36,143	461,402
Tokyo Electric Power Co. Holdings, Inc. (a)	122,294	773,403
Verbund AG	5,757	276,115
Xcel Energy, Inc.	24,710	1,388,949

		45,786,848

Electrical Equipment—0.5%
ABB, Ltd.	155,829	2,931,638
AMETEK, Inc.	11,067	918,229
Eaton Corp. plc	20,838	1,678,709
Emerson Electric Co.	30,095	2,060,605
Fuji Electric Co., Ltd.	10,099	287,982
Legrand S.A.	22,560	1,512,358
Melrose Industries plc	410,792	981,661
Mitsubishi Electric Corp.	154,324	1,991,314
Nidec Corp.	18,907	2,413,548
OSRAM Licht AG	8,189	281,727
Prysmian S.p.A.	20,405	386,268
Rockwell Automation, Inc.	5,845	1,025,564
Schneider Electric SE	46,506	3,657,413
Siemens Gamesa Renewable Energy S.A. (a)	20,158	321,258
Vestas Wind Systems A/S	16,523	1,391,659

		21,839,933

Electronic Equipment, Instruments & Components—0.5%
Alps Electric Co., Ltd.	17,995	377,210
Amphenol Corp. - Class A	14,470	1,366,547
Corning, Inc.	38,440	1,272,364
FLIR Systems, Inc.	6,605	314,266
Hamamatsu Photonics KK	11,859	460,481
Hexagon AB - B Shares	22,016	1,149,849
Hirose Electric Co., Ltd.	2,605	274,902
Hitachi High-Technologies Corp.	5,823	239,376

BHFTI-5

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Hitachi, Ltd.	81,739	$2,655,721
Ingenico Group S.A.	5,072	362,971
IPG Photonics Corp. (a)	1,681	255,142
Keyence Corp.	8,226	5,139,312
Keysight Technologies, Inc. (a)	8,930	778,696
Kyocera Corp.	27,140	1,598,615
Murata Manufacturing Co., Ltd.	45,714	2,285,693
Nippon Electric Glass Co., Ltd.	7,152	190,441
Omron Corp. (b)	16,282	765,960
Shimadzu Corp.	18,775	545,434
TDK Corp.	10,957	861,683
TE Connectivity, Ltd.	16,500	1,332,375
Venture Corp., Ltd.	23,200	308,573
Yaskawa Electric Corp. (b)	20,295	641,679
Yokogawa Electric Corp.	19,306	401,376

		23,578,666

Energy Equipment & Services—0.2%
Baker Hughes a GE Co.	24,625	682,605
Halliburton Co.	42,050	1,232,065
Helmerich & Payne, Inc.	5,205	289,190
John Wood Group plc	57,627	381,177
National Oilwell Varco, Inc.	18,405	490,309
Schlumberger, Ltd.	66,537	2,899,017
TechnipFMC plc	20,436	480,655
Tenaris S.A.	39,928	562,929
WorleyParsons, Ltd.	27,272	274,964

		7,292,911

Entertainment—0.6%
Activision Blizzard, Inc.	36,704	1,671,133
DeNA Co., Ltd.	9,563	144,154
Electronic Arts, Inc. (a)	14,480	1,471,602
Konami Holdings Corp.	7,886	342,887
Netflix, Inc. (a)	20,981	7,480,985
Nexon Co., Ltd. (a)	37,798	593,983
Nintendo Co., Ltd.	9,583	2,744,272
Take-Two Interactive Software, Inc. (a)	5,427	512,146
Toho Co., Ltd.	9,588	385,310
UBISOFT Entertainment S.A. (a)	6,664	594,667
Viacom, Inc. - Class B	16,970	476,348
Vivendi S.A.	88,291	2,559,578
Walt Disney Co. (The)	85,122	9,451,096

		28,428,161

Equity Real Estate Investment Trusts—4.4%
Acadia Realty Trust	9,055	246,930
Activia Properties, Inc.	79	328,164
Advance Residence Investment Corp.	143	398,430
Aedifica S.A.	2,077	198,324
AEON REIT Investment Corp.	167	196,840
Agree Realty Corp. (b)	3,800	263,492
Alexander’s, Inc.	284	106,832
Alexandria Real Estate Equities, Inc.	17,841	2,543,413
Allied Properties Real Estate Investment Trust	11,820	436,058

Equity Real Estate Investment Trusts—(Continued)
Alstria Office REIT-AG	17,950	292,009
American Assets Trust, Inc.	4,350	199,491
American Campus Communities, Inc.	15,427	734,017
American Homes 4 Rent Trust - Class A	29,274	665,105
American Tower Corp.	21,145	4,166,834
Americold Realty Trust	14,295	436,140
Apartment Investment & Management Co. - Class A	24,976	1,256,043
Apple Hospitality REIT, Inc.	24,500	399,350
Artis Real Estate Investment Trust	15,350	127,615
Ascencio	550	34,670
Ascendas Real Estate Investment Trust	510,098	1,096,467
Ashford Hospitality Trust, Inc.	9,800	46,550
Assura plc	266,095	199,116
AvalonBay Communities, Inc.	22,288	4,473,870
Befimmo S.A.	2,200	129,602
Big Yellow Group plc	17,350	224,222
Boardwalk Real Estate Investment Trust	4,300	131,219
Boston Properties, Inc.	24,962	3,341,913
Brandywine Realty Trust	19,876	315,233
British Land Co. plc (The)	185,810	1,426,055
Brixmor Property Group, Inc.	34,127	626,913
Brookfield Property REIT, Inc. Class A	14,174	290,425
BWP Trust	55,268	146,865
Camden Property Trust	10,066	1,021,699
Canadian Apartment Properties REIT	16,350	628,503
Capital & Regional plc	61,650	20,435
CapitaLand Commercial Trust, Ltd.	498,434	714,464
CapitaLand Mall Trust	490,237	861,507
CareTrust REIT, Inc.	9,350	219,351
CDL Hospitality Trusts	88,432	106,422
Champion REIT	221,706	192,046
Charter Hall Retail REIT	37,973	125,464
Chatham Lodging Trust	5,150	99,086
Chesapeake Lodging Trust	6,657	185,131
Choice Properties Real Estate Investment Trust	25,868	272,162
Civitas Social Housing plc	70,700	88,395
Cofinimmo S.A.	2,545	338,020
Colony Capital, Inc.	54,450	289,674
Columbia Property Trust, Inc.	13,400	301,634
Comforia Residential REIT, Inc.	66	180,965
Cominar Real Estate Investment Trust	20,531	181,596
Corporate Office Properties Trust	11,650	318,045
Cousins Properties, Inc.	47,358	457,478
Covivio	8,857	940,553
Crombie Real Estate Investment Trust	9,950	105,952
Cromwell Property Group	191,357	149,034
Crown Castle International Corp.	19,910	2,548,480
CubeSmart	20,977	672,103
Custodian REIT plc	41,263	59,642
CyrusOne, Inc.	11,850	621,414
Daiwa House REIT Investment Co.	369	819,126
Daiwa Office Investment Corp.	31	220,496
Derwent London plc	11,400	478,624
Dexus	201,607	1,823,151
DiamondRock Hospitality Co.	23,300	252,339
Digital Realty Trust, Inc.	33,251	3,956,869
Douglas Emmett, Inc.	18,190	735,240

BHFTI-6

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Dream Global Real Estate Investment Trust	20,250	$214,721
Dream Office Real Estate Investment Trust	5,600	103,632
Duke Realty Corp.	57,626	1,762,203
Easterly Government Properties, Inc.	6,775	122,018
EastGroup Properties, Inc.	3,979	444,216
Empire State Realty Trust, Inc. - Class A	16,029	253,258
Empiric Student Property plc	66,553	79,315
EPR Properties	8,347	641,884
Equinix, Inc.	3,917	1,775,028
Equity Commonwealth	13,300	434,777
Equity Lifestyle Properties, Inc.	9,708	1,109,624
Equity Residential	58,383	4,397,408
Essex Property Trust, Inc.	10,699	3,094,579
Eurocommercial Properties NV	5,400	155,883
Extra Space Storage, Inc.	19,894	2,027,398
Federal Realty Investment Trust	11,841	1,632,282
First Industrial Realty Trust, Inc.	14,000	495,040
Fortune Real Estate Investment Trust	150,580	198,393
Four Corners Property Trust, Inc. (b)	7,600	224,960
Franklin Street Properties Corp.	11,700	84,123
Frasers Logistics & Industrial Trust	167,700	143,549
Frontier Real Estate Investment Corp.	50	209,696
Fukuoka REIT Corp.	82	126,085
Gaming and Leisure Properties, Inc.	22,846	881,170
GCP Student Living plc	46,604	92,759
Gecina S.A.	9,789	1,448,927
Getty Realty Corp.	3,665	117,390
Global Net Lease, Inc.	8,600	162,540
GLP J-REIT	383	410,624
Goodman Group	338,760	3,208,988
GPT Group (The)	357,709	1,576,134
Granite Real Estate Investment Trust	5,250	250,842
Great Portland Estates plc	31,180	303,368
Green REIT plc	78,101	131,560
H&R Real Estate Investment Trust	32,415	567,842
Hamborner REIT AG	7,900	82,674
Hammerson plc	152,954	670,090
Hansteen Holdings plc	45,621	57,826
HCP, Inc.	77,092	2,412,980
Healthcare Realty Trust, Inc.	13,960	448,256
Healthcare Trust of America, Inc. - Class A	23,325	666,862
Hersha Hospitality Trust	3,962	67,909
Hibernia REIT plc	78,716	117,982
Highwoods Properties, Inc.	11,500	537,970
Hospitality Properties Trust	18,400	484,104
Host Hotels & Resorts, Inc.	118,680	2,243,052
Hudson Pacific Properties, Inc.	17,463	601,076
Hulic REIT, Inc.	125	213,003
Icade (b)	6,471	547,533
Immobiliare Grande Distribuzione SIIQ S.p.A.	5,559	40,162
Independence Realty Trust, Inc.	10,000	107,900
Industrial & Infrastructure Fund Investment Corp.	176	196,598
Inmobiliaria Colonial Socimi S.A.	35,884	369,036
InterRent Real Estate Investment Trust	11,250	122,404
Intervest Offices & Warehouses NV	2,450	66,115
Intu Properties plc	100,561	139,706
Invesco Office J-REIT, Inc.	952	151,077

Equity Real Estate Investment Trusts—(Continued)
Investors Real Estate Trust	1,341	80,339
Invincible Investment Corp.	518	253,608
Invitation Homes, Inc.	38,736	942,447
Irish Residential Properties REIT plc	41,297	73,651
Iron Mountain, Inc.	13,749	487,540
Japan Excellent, Inc.	136	197,471
Japan Hotel REIT Investment Corp.	506	408,036
Japan Logistics Fund, Inc.	98	207,847
Japan Prime Realty Investment Corp.	167	687,912
Japan Real Estate Investment Corp.	260	1,532,721
Japan Rental Housing Investments, Inc.	170	135,330
Japan Retail Fund Investment Corp.	519	1,043,355
JBG SMITH Properties	11,825	488,964
Kenedix Office Investment Corp.	43	298,580
Kenedix Residential Next Investment Corp.	96	159,178
Kenedix Retail REIT Corp.	58	141,420
Keppel REIT	222,832	212,197
Killam Apartment Real Estate Investment Trust	9,650	140,091
Kilroy Realty Corp.	11,213	851,739
Kimco Realty Corp.	66,192	1,224,552
Kite Realty Group Trust	9,312	148,899
Kiwi Property Group, Ltd.	161,370	163,148
Klepierre	39,421	1,380,747
Land Securities Group plc	143,591	1,710,445
Lar Espana Real Estate Socimi S.A.	7,600	63,448
Lexington Realty Trust	23,850	216,081
Liberty Property Trust	16,686	807,936
Life Storage, Inc.	5,216	507,360
Link REIT	418,141	4,889,556
LondonMetric Property plc	72,926	189,755
LTC Properties, Inc.	4,400	201,520
LXI REIT plc	39,952	64,289
Macerich Co. (The)	20,426	885,467
Mack-Cali Realty Corp.	10,157	225,485
Mapletree Commercial Trust	216,441	301,844
Mapletree Industrial Trust	149,107	231,145
Mapletree Logistics Trust	272,844	294,289
MCUBS MidCity Investment Corp.	173	158,917
Medical Properties Trust, Inc.	41,739	772,589
Mercialys S.A.	6,950	97,499
Merlin Properties Socimi S.A.	37,888	495,907
Mid-America Apartment Communities, Inc.	18,303	2,001,067
Mirvac Group	724,924	1,412,617
Monmouth Real Estate Investment Corp.	10,000	131,800
Montea CVA	1,350	111,458
Mori Hills REIT Investment Corp.	174	233,788
Mori Trust Sogo REIT, Inc.	112	174,095
National Health Investors, Inc.	4,600	361,330
National Retail Properties, Inc.	17,916	992,367
National Storage Affiliates Trust	6,350	181,038
NewRiver REIT plc (London Exchange)	33,911	105,374
Nippon Accommodations Fund, Inc.	51	258,942
Nippon Building Fund, Inc.	258	1,746,720
Nippon Prologis REIT, Inc.	363	772,626
NIPPON REIT Investment Corp.	49	188,995
Nomura Real Estate Master Fund, Inc.	795	1,171,656
Northview Apartment Real Estate Investment Trust	5,350	116,180

BHFTI-7

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
NorthWest Healthcare Properties Real Estate Investment Trust	10,150	$88,561
NSI NV	2,021	85,818
Office Properties Income Trust	5,331	147,349
Omega Healthcare Investors, Inc.	22,420	855,323
Orix JREIT, Inc.	298	511,227
Paramount Group, Inc.	23,124	328,130
Park Hotels & Resorts, Inc.	22,735	706,604
Pebblebrook Hotel Trust (b)	14,611	453,818
Pennsylvania Real Estate Investment Trust (b)	7,700	48,433
Physicians Realty Trust	20,569	386,903
Piedmont Office Realty Trust, Inc. - Class A	14,200	296,070
Premier Investment Corp.	143	180,257
Primary Health Properties plc	163,963	277,319
ProLogis, Inc.	101,256	7,285,369
PS Business Parks, Inc.	2,250	352,867
Public Storage	24,097	5,247,845
QTS Realty Trust, Inc. - Class A	5,750	258,692
RDI REIT plc	28,799	57,042
Realty Income Corp.	47,636	3,504,104
Regency Centers Corp.	25,341	1,710,264
Regional REIT, Ltd. (144A)	36,088	49,347
Retail Estates NV	977	88,995
Retail Opportunity Investments Corp.	12,635	219,091
Retail Properties of America, Inc. - Class A	24,350	296,826
Retail Value, Inc.	1,692	52,740
Rexford Industrial Realty, Inc.	10,400	372,424
RioCan Real Estate Investment Trust	34,714	687,604
RLJ Lodging Trust	19,545	343,406
RPT Realty	8,928	107,225
Ryman Hospitality Properties, Inc.	5,036	414,161
Sabra Health Care REIT, Inc. (b)	20,005	389,497
Safestore Holdings plc	23,140	179,780
Saul Centers, Inc.	1,303	66,935
SBA Communications Corp. (a)	5,472	1,092,539
Scentre Group	1,030,431	3,014,157
Segro plc	214,191	1,879,280
Sekisui House REIT, Inc.	400	302,162
Senior Housing Properties Trust	26,600	313,348
Seritage Growth Properties - Class A (b)	3,650	162,206
Shaftesbury plc	26,050	298,863
Shopping Centres Australasia Property Group	105,187	197,301
Simon Property Group, Inc.	49,875	9,087,724
SITE Centers Corp.	17,275	235,285
SL Green Realty Corp.	13,188	1,185,865
Smart Real Estate Investment Trust	14,300	374,635
Spirit Realty Capital, Inc.	9,661	383,832
STAG Industrial, Inc.	10,985	325,705
Stockland	476,631	1,304,449
STORE Capital Corp.	21,712	727,352
Summit Hotel Properties, Inc. (b)	11,600	132,356
Sun Communities, Inc.	9,521	1,128,429
Sunstone Hotel Investors, Inc.	25,656	369,446
Suntec Real Estate Investment Trust	401,978	578,970
Tanger Factory Outlet Centers, Inc. (b)	10,300	216,094
Target Healthcare REIT, Ltd.	43,661	65,402
Taubman Centers, Inc.	6,700	354,296
Terreno Realty Corp.	6,750	283,770

Equity Real Estate Investment Trusts—(Continued)
Tier REIT, Inc.	6,000	171,960
Tokyu REIT, Inc.	100	161,908
Triple Point Social Housing REIT plc (144A)	36,103	47,730
Tritax Big Box REIT plc	189,035	353,904
UDR, Inc.	44,184	2,008,605
Unibail-Rodamco-Westfield	20,920	3,429,470
Unibail-Rodamco-Westfield	7,614	1,248,183
UNITE Group plc (The)	29,450	352,177
United Urban Investment Corp.	575	908,126
Universal Health Realty Income Trust (b)	1,426	107,962
Urban Edge Properties	12,300	233,700
Urstadt Biddle Properties, Inc. - Class A	3,300	68,112
Vastned Retail NV	2,057	79,731
Ventas, Inc.	57,472	3,667,288
VEREIT, Inc.	109,864	919,562
VICI Properties, Inc.	45,913	1,004,576
Vicinity Centres	635,964	1,173,292
Vornado Realty Trust	27,845	1,877,867
Warehouses De Pauw SCA	2,017	323,534
Washington Prime Group, Inc. (b)	21,031	118,825
Washington Real Estate Investment Trust	8,994	255,250
Weingarten Realty Investors	13,508	396,730
Welltower, Inc.	60,246	4,675,090
Wereldhave Belgium NV	250	25,186
Wereldhave NV	4,550	124,501
Weyerhaeuser Co.	35,992	948,029
Workspace Group plc	15,100	192,166
WP Carey, Inc.	18,001	1,410,018
Xenia Hotels & Resorts, Inc.	12,650	277,161
Xior Student Housing NV	1,200	56,965

		194,704,295

Food & Staples Retailing—0.8%
Aeon Co., Ltd.	51,608	1,081,101
Carrefour S.A.	50,051	936,219
Casino Guichard Perrachon S.A.	4,639	201,465
Coles Group, Ltd. (a)	95,872	806,934
Colruyt S.A.	5,080	375,649
Costco Wholesale Corp.	21,095	5,107,943
Dairy Farm International Holdings, Ltd.	28,500	239,159
FamilyMart UNY Holdings Co., Ltd. (b)	21,428	546,317
ICA Gruppen AB	6,803	272,851
J Sainsbury plc	148,932	457,760
Jeronimo Martins SGPS S.A.	21,284	314,093
Koninklijke Ahold Delhaize NV	100,090	2,665,008
Kroger Co. (The)	38,360	943,656
Lawson, Inc.	4,240	235,179
METRO AG	15,225	252,434
Seven & i Holdings Co., Ltd.	63,710	2,404,127
Sundrug Co., Ltd.	6,054	167,239
Sysco Corp.	22,945	1,531,808
Tesco plc	828,094	2,505,071
Tsuruha Holdings, Inc.	3,122	254,563
Walgreens Boots Alliance, Inc.	38,595	2,441,906
Walmart, Inc. (f)	68,474	6,678,269
Welcia Holdings Co., Ltd.	3,988	135,468

BHFTI-8

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—(Continued)
WM Morrison Supermarkets plc	190,216	$564,077
Woolworths Group, Ltd.	111,394	2,409,585

		33,527,881

Food Products—1.2%
a2 Milk Co., Ltd. (a)	62,004	605,471
Ajinomoto Co., Inc.	37,147	594,377
Archer-Daniels-Midland Co.	26,955	1,162,569
Associated British Foods plc	30,123	958,328
Barry Callebaut AG	186	336,026
Calbee, Inc.	6,794	183,219
Campbell Soup Co. (b)	9,190	350,415
Chocoladefabriken Lindt & Spruengli AG	9	704,328
Chocoladefabriken Lindt & Spruengli AG (Participation Certifcate)	91	618,938
Conagra Brands, Inc.	23,340	647,452
Danone S.A.	52,132	4,021,142
General Mills, Inc.	28,660	1,483,155
Golden Agri-Resources, Ltd.	542,700	112,588
Hershey Co. (The)	6,765	776,825
Hormel Foods Corp.	13,110	586,804
J.M. Smucker Co. (The)	5,485	639,003
Kellogg Co. (b)	12,155	697,454
Kerry Group plc - Class A	13,416	1,497,971
Kikkoman Corp.	12,295	604,020
Kraft Heinz Co. (The) (b)	29,823	973,721
Lamb Weston Holdings, Inc.	6,948	520,683
McCormick & Co., Inc.	5,870	884,198
MEIJI Holdings Co., Ltd.	10,328	839,065
Mondelez International, Inc. - Class A	69,860	3,487,411
Mowi ASA (a)	37,088	828,615
Nestle S.A.	258,994	24,717,572
NH Foods, Ltd. (b)	7,726	278,213
Nisshin Seifun Group, Inc.	16,727	384,166
Nissin Foods Holdings Co., Ltd.	5,362	369,264
Orkla ASA	68,925	529,108
Toyo Suisan Kaisha, Ltd.	7,500	285,967
Tyson Foods, Inc. - Class A	14,150	982,435
WH Group, Ltd. (144A)	744,500	796,497
Wilmar International, Ltd.	162,339	397,203
Yakult Honsha Co., Ltd.	10,124	710,098
Yamazaki Baking Co., Ltd.	10,244	166,451

		53,730,752

Gas Utilities—0.1%
APA Group	99,766	709,044
Atmos Energy Corp.	5,565	572,806
Hong Kong & China Gas Co., Ltd.	780,522	1,871,214
Naturgy Energy Group S.A.	29,614	828,514
Osaka Gas Co., Ltd.	31,709	626,657
Toho Gas Co., Ltd.	6,294	282,743
Tokyo Gas Co., Ltd.	32,439	877,677

		5,768,655

Health Care Equipment & Supplies—1.3%
Abbott Laboratories (b)	84,470	6,752,532
ABIOMED, Inc. (a)	2,172	620,302

Health Care Equipment & Supplies—(Continued)
Align Technology, Inc. (a)	3,499	994,871
Asahi Intecc Co., Ltd.	8,240	387,920
Baxter International, Inc.	23,800	1,935,178
Becton Dickinson & Co.	12,957	3,235,752
BioMerieux	3,503	290,299
Boston Scientific Corp. (a)	66,480	2,551,502
Cochlear, Ltd.	4,880	602,757
Coloplast A/S - Class B	10,045	1,102,399
ConvaTec Group plc (144A)	116,374	214,715
Cooper Cos., Inc. (The)	2,376	703,700
Danaher Corp.	29,660	3,915,713
Demant A/S (a)	8,535	252,746
DENTSPLY SIRONA, Inc. (b)	10,607	526,001
Edwards Lifesciences Corp. (a)	10,060	1,924,780
Fisher & Paykel Healthcare Corp., Ltd.	48,468	519,261
Hologic, Inc. (a)	12,863	622,569
Hoya Corp.	32,252	2,134,109
IDEXX Laboratories, Inc. (a)	4,191	937,108
Intuitive Surgical, Inc. (a)	5,560	3,172,425
Koninklijke Philips NV	78,314	3,194,834
Medtronic plc	64,579	5,881,855
Olympus Corp.	98,524	1,071,330
ResMed, Inc.	6,783	705,229
Siemens Healthineers AG (144A)	12,683	528,618
Smith & Nephew plc	73,946	1,466,937
Sonova Holding AG	4,696	929,493
Straumann Holding AG	873	713,844
Stryker Corp.	14,970	2,956,874
Sysmex Corp.	14,143	857,956
Teleflex, Inc.	2,245	678,349
Terumo Corp.	51,376	1,572,259
Varian Medical Systems, Inc. (a)	4,425	627,111
Zimmer Biomet Holdings, Inc.	9,835	1,255,930

		55,837,258

Health Care Providers & Services—0.9%
Alfresa Holdings Corp.	15,897	453,002
AmerisourceBergen Corp.	7,485	595,207
Anthem, Inc.	12,480	3,581,510
Cardinal Health, Inc.	14,330	689,990
Centene Corp. (a)	19,718	1,047,026
Chartwell Retirement Residences	23,900	267,910
Cigna Corp. (a)	18,346	2,950,404
CVS Health Corp.	62,199	3,354,392
DaVita, Inc. (a)	6,030	327,369
Fresenius Medical Care AG & Co. KGaA	18,286	1,470,872
Fresenius SE & Co. KGaA	35,272	1,964,732
HCA Healthcare, Inc.	12,869	1,677,860
Henry Schein, Inc. (a)	7,706	463,208
Humana, Inc.	6,600	1,755,600
Laboratory Corp. of America Holdings (a)	4,825	738,128
McKesson Corp.	9,355	1,095,096
Medipal Holdings Corp.	14,473	344,220
NMC Health plc	8,802	262,179
Quest Diagnostics, Inc.	6,505	584,930
Ramsay Health Care, Ltd.	11,960	546,949

BHFTI-9

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Ryman Healthcare, Ltd.	33,822	$282,252
Sonic Healthcare, Ltd.	36,704	640,987
Suzuken Co., Ltd.	6,116	354,451
UnitedHealth Group, Inc.	46,300	11,448,138
Universal Health Services, Inc. - Class B	4,100	548,457
WellCare Health Plans, Inc. (a)	2,455	662,236

		38,107,105

Health Care Technology—0.0%
Cerner Corp. (a)	15,760	901,629
M3, Inc.	35,610	599,474

		1,501,103

Hotels, Restaurants & Leisure—0.9%
Accor S.A.	15,950	646,423
Aristocrat Leisure, Ltd.	48,593	849,416
Carnival Corp.	19,220	974,838
Carnival plc	14,301	702,063
Chipotle Mexican Grill, Inc. (a)	1,215	863,027
Compass Group plc	134,096	3,152,082
Crown Resorts, Ltd.	31,639	259,112
Darden Restaurants, Inc.	5,975	725,783
Domino’s Pizza Enterprises, Ltd.	5,062	156,208
Flight Centre Travel Group, Ltd.	4,701	140,762
Galaxy Entertainment Group, Ltd.	201,071	1,368,807
Genting Singapore, Ltd.	511,300	393,142
GVC Holdings plc	46,740	340,640
Hilton Worldwide Holdings, Inc.	14,208	1,180,827
InterContinental Hotels Group plc	14,550	877,226
Marriott International, Inc. - Class A (b)	13,607	1,702,100
McDonald’s Corp.	37,040	7,033,896
McDonald’s Holdings Co. Japan, Ltd.	5,621	260,185
Melco Resorts & Entertainment, Ltd. (ADR)	20,899	472,108
Merlin Entertainments plc (144A)	60,495	270,699
MGM China Holdings, Ltd.	80,300	168,421
MGM Resorts International	24,004	615,943
Norwegian Cruise Line Holdings, Ltd. (a)	10,527	578,564
Oriental Land Co., Ltd.	16,914	1,923,188
Paddy Power Betfair plc	6,771	522,284
Pandox AB	8,536	152,863
Royal Caribbean Cruises, Ltd.	8,214	941,489
Sands China, Ltd.	204,935	1,029,716
Shangri-La Asia, Ltd.	106,100	150,827
SJM Holdings, Ltd.	167,456	191,102
Sodexo S.A.	7,481	823,974
Starbucks Corp. (b)	59,586	4,429,623
Tabcorp Holdings, Ltd.	161,910	531,952
TUI AG	37,282	358,455
Whitbread plc	15,527	1,029,169
Wynn Macau, Ltd.	131,778	311,587
Wynn Resorts, Ltd.	4,650	554,838
Yum! Brands, Inc.	14,940	1,491,161

		38,174,500

Household Durables—0.4%
Barratt Developments plc	85,757	670,773

Household Durables—(Continued)
Berkeley Group Holdings plc	10,376	498,891
Casio Computer Co., Ltd.	16,426	214,870
D.R. Horton, Inc.	16,450	680,701
Electrolux AB - Series B	20,342	521,799
Garmin, Ltd.	5,770	498,240
Husqvarna AB - B Shares	35,303	288,491
Iida Group Holdings Co., Ltd.	12,447	226,011
Leggett & Platt, Inc.	6,180	260,920
Lennar Corp. - Class A	13,995	687,015
Mohawk Industries, Inc. (a)	3,060	386,019
Newell Brands, Inc. (b)	20,595	315,927
Nikon Corp.	27,117	383,334
Panasonic Corp.	186,677	1,615,342
Persimmon plc	26,717	757,110
PulteGroup, Inc.	12,380	346,145
Rinnai Corp.	2,837	201,076
SEB S.A.	1,909	321,393
Sekisui Chemical Co., Ltd.	31,233	502,804
Sekisui House, Ltd.	52,561	871,048
Sharp Corp.	18,007	199,399
Sony Corp.	107,392	4,520,070
Taylor Wimpey plc	277,060	634,703
Techtronic Industries Co., Ltd.	115,900	781,342
Whirlpool Corp.	3,030	402,657

		16,786,080

Household Products—0.6%
Church & Dwight Co., Inc.	11,802	840,656
Clorox Co. (The)	6,115	981,213
Colgate-Palmolive Co.	41,650	2,854,691
Essity AB - Class B	51,277	1,480,082
Henkel AG & Co. KGaA	8,787	835,000
Kimberly-Clark Corp.	16,635	2,061,077
Lion Corp.	18,968	399,709
Pigeon Corp.	9,772	400,758
Procter & Gamble Co. (The) (f)	119,806	12,465,814
Reckitt Benckiser Group plc	56,820	4,734,677
Unicharm Corp.	34,121	1,130,926

		28,184,603

Independent Power and Renewable Electricity Producers—0.1%
AES Corp.	31,785	574,673
Electric Power Development Co., Ltd.	12,382	301,889
Meridian Energy, Ltd.	108,357	309,172
NRG Energy, Inc.	13,905	590,685
Uniper SE	17,019	513,476

		2,289,895

Industrial Conglomerates—0.8%
3M Co.	28,045	5,827,190
CK Hutchison Holdings, Ltd.	228,246	2,397,095
DCC plc	8,307	720,507
General Electric Co. (f)	442,672	4,422,293
Honeywell International, Inc.	35,560	5,651,195
Jardine Matheson Holdings, Ltd.	18,604	1,161,303
Jardine Strategic Holdings, Ltd.	18,700	701,289

BHFTI-10

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—(Continued)
Keihan Holdings Co., Ltd.	8,134	$342,438
Keppel Corp., Ltd.	123,000	566,905
NWS Holdings, Ltd.	131,800	288,097
Roper Technologies, Inc.	4,990	1,706,430
Seibu Holdings, Inc.	18,803	329,479
Sembcorp Industries, Ltd.	83,100	157,178
Siemens AG	64,685	6,961,356
Smiths Group plc	33,478	626,477
Toshiba Corp.	55,138	1,757,271

		33,616,503

Insurance—2.1%
Admiral Group plc	17,194	486,969
Aegon NV	150,618	725,140
Aflac, Inc.	36,570	1,828,500
Ageas	15,449	745,322
AIA Group, Ltd.	1,021,173	10,164,760
Allianz SE	35,891	7,982,844
Allstate Corp. (The)	16,565	1,560,092
American International Group, Inc.	42,471	1,828,801
Aon plc	11,580	1,976,706
Arthur J. Gallagher & Co.	8,742	682,750
Assicurazioni Generali S.p.A.	99,257	1,837,805
Assurant, Inc.	2,505	237,749
Aviva plc	329,892	1,777,687
AXA S.A.	164,001	4,132,600
Baloise Holding AG	4,126	682,350
Brighthouse Financial, Inc. (a) (g)	5,679	206,091
Chubb, Ltd.	22,167	3,105,153
Cincinnati Financial Corp.	7,210	619,339
CNP Assurances	14,514	319,615
Dai-ichi Life Holdings, Inc.	91,183	1,270,590
Direct Line Insurance Group plc	116,263	534,797
Everest Re Group, Ltd.	1,928	416,371
Gjensidige Forsikring ASA (b)	16,911	292,195
Hannover Rueck SE	5,099	732,106
Hartford Financial Services Group, Inc. (The)	17,240	857,173
Insurance Australia Group, Ltd.	195,411	1,069,250
Japan Post Holdings Co., Ltd.	133,175	1,559,265
Legal & General Group plc	504,003	1,808,619
Lincoln National Corp.	10,240	601,088
Loews Corp.	13,240	634,593
Mapfre S.A. (b)	91,137	251,192
Marsh & McLennan Cos., Inc.	24,150	2,267,685
Medibank Private, Ltd.	232,866	457,288
MetLife, Inc. (g)	47,375	2,016,754
MS&AD Insurance Group Holdings, Inc.	40,132	1,223,298
Muenchener Rueckversicherungs-Gesellschaft AG	12,645	2,992,912
NN Group NV	25,954	1,079,413
Poste Italiane S.p.A. (144A)	44,175	429,927
Principal Financial Group, Inc. (b)	12,575	631,139
Progressive Corp. (The)	28,005	2,018,880
Prudential Financial, Inc.	19,830	1,821,980
Prudential plc	219,167	4,392,853
QBE Insurance Group, Ltd.	112,347	980,680
RSA Insurance Group plc	86,832	574,755

Insurance—(Continued)
Sampo Oyj - A Shares	37,485	1,700,045
SCOR SE	13,785	587,311
Sompo Holdings, Inc.	26,832	991,374
Sony Financial Holdings, Inc.	14,714	277,298
Suncorp Group, Ltd.	109,795	1,073,454
Swiss Life Holding AG (a)	2,894	1,275,724
Swiss Re AG	25,769	2,519,038
T&D Holdings, Inc.	47,076	496,301
Tokio Marine Holdings, Inc.	54,769	2,655,793
Torchmark Corp.	4,855	397,867
Travelers Cos., Inc. (The)	12,780	1,752,905
Tryg A/S	10,219	280,482
Unum Group	10,495	355,046
Willis Towers Watson plc	6,267	1,100,798
Zurich Insurance Group AG	12,798	4,240,241

		91,518,753

Interactive Media & Services—1.3%
Alphabet, Inc. - Class A (a) (f)	14,390	16,935,447
Alphabet, Inc. - Class C (a) (f)	14,816	17,383,761
Auto Trader Group plc (144A)	79,391	539,640
Facebook, Inc. - Class A (a)	115,596	19,268,697
Kakaku.com, Inc.	11,575	222,994
LINE Corp. (a) (b)	6,098	214,439
REA Group, Ltd.	4,454	237,175
TripAdvisor, Inc. (a)	4,855	249,790
Twitter, Inc. (a)	34,776	1,143,435
Yahoo Japan Corp.	239,578	587,590

		56,782,968

Internet & Direct Marketing Retail—1.0%
Amazon.com, Inc. (a)	20,086	35,768,144
Booking Holdings, Inc. (a)	2,295	4,004,568
Delivery Hero AG (144A) (a)	7,860	284,010
eBay, Inc.	43,475	1,614,662
Expedia Group, Inc.	5,735	682,465
Rakuten, Inc.	72,780	691,190
Zalando SE (144A) (a)	9,531	371,585
ZOZO, Inc.	17,128	325,088

		43,741,712

IT Services—1.6%
Accenture plc - Class A	30,695	5,402,934
Adyen NV (144A) (a)	625	490,248
Akamai Technologies, Inc. (a)	7,760	556,470
Alliance Data Systems Corp.	2,300	402,454
Amadeus IT Group S.A.	37,105	2,973,752
Atos SE	8,117	785,762
Automatic Data Processing, Inc.	21,095	3,369,715
Broadridge Financial Solutions, Inc.	5,558	576,309
Capgemini SE	13,561	1,649,309
Cognizant Technology Solutions Corp. - Class A	27,850	2,017,732
Computershare, Ltd.	39,023	474,147
DXC Technology Co.	13,428	863,555
Fidelity National Information Services, Inc.	15,685	1,773,973
Fiserv, Inc. (a) (b)	19,170	1,692,328

BHFTI-11

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
FleetCor Technologies, Inc. (a)	4,323	$1,066,009
Fujitsu, Ltd.	16,628	1,204,158
Gartner, Inc. (a) (b)	4,409	668,757
Global Payments, Inc.	7,637	1,042,603
International Business Machines Corp. (f)	43,694	6,165,223
Jack Henry & Associates, Inc.	3,736	518,333
MasterCard, Inc. - Class A	43,700	10,289,165
Nomura Research Institute, Ltd.	9,560	435,897
NTT Data Corp.	53,365	589,602
Obic Co., Ltd.	5,474	554,086
Otsuka Corp.	8,836	331,278
Paychex, Inc.	16,265	1,304,453
PayPal Holdings, Inc. (a)	56,675	5,885,132
Total System Services, Inc.	7,995	759,605
VeriSign, Inc. (a)	5,085	923,233
Visa, Inc. - Class A (b)	84,510	13,199,617
Western Union Co. (The)	21,220	391,933
Wirecard AG	9,926	1,244,381
Wix.com, Ltd. (a)	3,679	444,534

		70,046,687

Leisure Products—0.1%
Bandai Namco Holdings, Inc.	16,894	792,939
Hasbro, Inc.	5,545	471,436
Mattel, Inc. (a) (b)	16,545	215,085
Sankyo Co., Ltd.	3,787	144,597
Sega Sammy Holdings, Inc.	14,632	173,046
Shimano, Inc.	6,272	1,022,680
Yamaha Corp.	11,337	568,551

		3,388,334

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.	15,335	1,232,627
Eurofins Scientific SE (b)	970	401,901
Illumina, Inc. (a)	7,119	2,211,802
IQVIA Holdings, Inc. (a)	7,621	1,096,281
Lonza Group AG (a)	6,297	1,956,080
Mettler-Toledo International, Inc. (a)	1,289	931,947
PerkinElmer, Inc.	5,290	509,744
QIAGEN NV (a)	19,517	791,700
Sartorius Stedim Biotech	2,338	296,260
Thermo Fisher Scientific, Inc.	19,430	5,318,380
Waters Corp. (a)	3,690	928,810

		15,675,532

Machinery—1.1%
Alfa Laval AB	24,827	570,280
Alstom S.A.	13,202	572,876
Amada Holdings Co., Ltd.	28,774	285,141
Andritz AG	6,155	264,267
Atlas Copco AB - A Shares	56,780	1,526,264
Atlas Copco AB - B Shares	32,995	817,407
Caterpillar, Inc.	28,385	3,845,884
CNH Industrial NV	85,854	875,525
Cummins, Inc.	7,095	1,120,088
Daifuku Co., Ltd.	8,564	448,095

Machinery—(Continued)
Deere & Co.	15,515	2,479,918
Dover Corp.	7,000	656,600
Epiroc AB - Class A (a)	55,723	563,069
Epiroc AB - Class B (a)	32,974	315,855
FANUC Corp.	16,390	2,805,187
Flowserve Corp.	6,280	283,479
Fortive Corp.	14,130	1,185,366
GEA Group AG	13,735	359,768
Hino Motors, Ltd.	21,862	184,659
Hitachi Construction Machinery Co., Ltd.	9,094	242,494
Hoshizaki Corp.	4,592	285,189
IHI Corp.	12,425	299,514
Illinois Tool Works, Inc.	14,700	2,109,891
Ingersoll-Rand plc	11,765	1,270,032
JTEKT Corp.	17,416	215,180
Kawasaki Heavy Industries, Ltd.	12,008	296,793
KION Group AG	5,991	313,214
Komatsu, Ltd.	78,098	1,826,417
Kone Oyj - Class B	28,656	1,446,644
Kubota Corp.	83,477	1,211,515
Kurita Water Industries, Ltd.	8,351	213,546
Makita Corp.	18,941	660,868
Metso Oyj	8,898	306,502
Minebea Mitsumi, Inc.	32,500	491,134
MISUMI Group, Inc.	23,977	599,332
Mitsubishi Heavy Industries, Ltd.	25,673	1,067,816
Nabtesco Corp.	9,522	279,321
NGK Insulators, Ltd.	22,157	322,801
NSK, Ltd.	30,298	284,781
PACCAR, Inc.	17,695	1,205,737
Parker-Hannifin Corp.	6,735	1,155,861
Pentair plc	7,673	341,525
Sandvik AB	95,458	1,551,456
Schindler Holding AG	1,702	352,524
Schindler Holding AG (Participation Certificate)	3,443	714,480
SKF AB - B Shares (b)	32,113	533,740
SMC Corp.	4,842	1,827,681
Snap-on, Inc.	2,710	424,169
Stanley Black & Decker, Inc.	7,240	985,871
Sumitomo Heavy Industries, Ltd.	9,353	304,293
THK Co., Ltd.	10,186	253,027
Volvo AB - B Shares	132,526	2,048,672
Wabtec Corp. (b)	6,377	470,112
Wartsila Oyj Abp	37,525	606,066
Weir Group plc (The)	20,839	424,858
Xylem, Inc.	8,640	682,906
Yangzijiang Shipbuilding Holdings, Ltd.	201,590	223,979

		47,009,669

Marine—0.0%
AP Moller - Maersk A/S - Class A	319	386,097
AP Moller - Maersk A/S - Class B (b)	553	702,245
Kuehne & Nagel International AG	4,566	627,020
Mitsui OSK Lines, Ltd.	9,689	209,296
Nippon Yusen KK	12,941	190,338

		2,114,996

BHFTI-12

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—0.5%
Axel Springer SE	4,105	$211,861
CBS Corp. - Class B	16,150	767,610
Charter Communications, Inc. - Class A (a) (b)	8,457	2,933,818
Comcast Corp. - Class A	218,304	8,727,794
CyberAgent, Inc.	8,552	349,765
Dentsu, Inc.	18,290	774,960
Discovery, Inc. - Class A (a)	7,450	201,299
Discovery, Inc. - Class C (a)	17,265	438,876
DISH Network Corp. - Class A (a)	10,994	348,400
Eutelsat Communications S.A.	14,761	258,781
Fox Corp. - Class A (a)	16,919	621,097
Fox Corp. - Class B (a)	8,141	292,099
Hakuhodo DY Holdings, Inc.	19,732	317,690
Informa plc	105,831	1,026,203
Interpublic Group of Cos., Inc. (The)	18,425	387,109
ITV plc	306,333	507,449
JCDecaux S.A.	6,296	191,959
News Corp. - Class A	18,521	230,401
News Corp. - Class B	5,856	73,142
Omnicom Group, Inc.	10,685	779,898
Pearson plc	66,043	719,678
ProSiebenSat.1 Media SE	19,701	280,778
Publicis Groupe S.A.	17,902	960,330
RTL Group S.A.	388	21,199
RTL Group S.A. (Brussels Exchange) (b)	2,884	158,532
Schibsted ASA - B Shares	8,287	296,946
SES S.A.	30,802	479,494
Singapore Press Holdings, Ltd.	135,300	241,265
Telenet Group Holding NV	4,475	215,346
WPP plc	106,693	1,130,566

		23,944,345

Metals & Mining—0.9%
Alumina, Ltd.	206,980	358,105
Anglo American plc	89,094	2,392,127
Antofagasta plc	33,343	421,837
ArcelorMittal	56,164	1,140,519
BHP Group plc	178,587	4,314,689
BHP Group, Ltd.	249,088	6,806,222
BlueScope Steel, Ltd.	45,411	451,343
Boliden AB	23,126	656,669
Fortescue Metals Group, Ltd.	131,564	665,726
Freeport-McMoRan, Inc.	69,700	898,433
Fresnillo plc	18,692	212,258
Glencore plc (a)	951,507	3,957,404
Hitachi Metals, Ltd.	18,133	211,322
JFE Holdings, Inc.	41,563	706,768
Kobe Steel, Ltd.	26,187	197,279
Maruichi Steel Tube, Ltd.	4,768	139,133
Mitsubishi Materials Corp.	8,894	235,314
Newcrest Mining, Ltd.	64,960	1,173,755
Newmont Mining Corp.	25,535	913,387
Nippon Steel & Sumitomo Metal Corp.	68,301	1,208,275
Norsk Hydro ASA	113,714	462,441
Nucor Corp.	15,040	877,584
Rio Tinto plc	97,707	5,684,714

Metals & Mining—(Continued)
Rio Tinto, Ltd.	31,388	2,189,404
South32, Ltd.	429,644	1,140,290
Sumitomo Metal Mining Co., Ltd.	19,671	585,589
ThyssenKrupp AG	36,846	506,180
Voestalpine AG	9,692	295,697

		38,802,464

Multi-Utilities—0.6%
AGL Energy, Ltd.	55,453	857,481
Ameren Corp.	11,660	857,593
CenterPoint Energy, Inc.	24,100	739,870
Centrica plc	481,660	716,836
CMS Energy Corp.	13,555	752,845
Consolidated Edison, Inc.	14,945	1,267,485
Dominion Energy, Inc.	36,701	2,813,499
DTE Energy Co.	8,730	1,088,980
E.ON SE	186,115	2,069,795
Engie S.A.	154,437	2,303,900
Innogy SE (144A)	11,743	542,998
National Grid plc	287,378	3,195,616
NiSource, Inc.	17,450	500,117
Public Service Enterprise Group, Inc.	24,270	1,441,881
RWE AG	43,814	1,174,000
Sempra Energy	13,120	1,651,283
Suez	31,523	417,711
Veolia Environnement S.A.	45,432	1,016,172
WEC Energy Group, Inc.	15,129	1,196,401

		24,604,463

Multiline Retail—0.3%
Dollar General Corp.	12,630	1,506,759
Dollar Tree, Inc. (a)	11,413	1,198,822
Harvey Norman Holdings, Ltd.	49,876	142,527
Isetan Mitsukoshi Holdings, Ltd.	28,430	287,635
J Front Retailing Co., Ltd.	19,445	231,969
Kohl’s Corp.	7,925	545,002
Macy’s, Inc.	14,710	353,481
Marks & Spencer Group plc	137,395	499,527
Marui Group Co., Ltd.	16,074	325,156
Next plc	11,811	860,117
Nordstrom, Inc.	5,390	239,208
Pan Pacific International Holdings Corp.	10,032	665,082
Ryohin Keikaku Co., Ltd.	2,018	513,091
Takashimaya Co., Ltd.	12,024	160,380
Target Corp.	25,090	2,013,724
Wesfarmers, Ltd.	95,872	2,361,416

		11,903,896

Oil, Gas & Consumable Fuels—2.8%
Aker BP ASA	9,134	325,552
Anadarko Petroleum Corp.	24,235	1,102,208
Apache Corp.	18,195	630,639
BP plc	1,695,895	12,379,967
Cabot Oil & Gas Corp.	20,690	540,009
Caltex Australia, Ltd.	22,052	410,984

BHFTI-13

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Chevron Corp. (f)	91,900	$11,320,242
Cimarex Energy Co.	4,815	336,569
Concho Resources, Inc.	9,605	1,065,771
ConocoPhillips	55,320	3,692,057
Devon Energy Corp.	21,020	663,391
Diamondback Energy, Inc.	7,350	746,246
Enagas S.A.	19,176	558,196
Eni S.p.A.	215,103	3,799,921
EOG Resources, Inc.	27,890	2,654,570
Equinor ASA	98,805	2,165,373
Exxon Mobil Corp. (f)	203,648	16,454,758
Galp Energia SGPS S.A.	42,384	678,582
Hess Corp. (b)	11,970	720,953
HollyFrontier Corp.	7,667	377,753
Idemitsu Kosan Co., Ltd.	11,431	381,815
Inpex Corp.	86,553	821,573
JXTG Holdings, Inc.	271,989	1,238,272
Kinder Morgan, Inc.	91,230	1,825,512
Koninklijke Vopak NV	5,945	284,780
Lundin Petroleum AB	15,829	535,705
Marathon Oil Corp.	39,980	668,066
Marathon Petroleum Corp.	33,177	1,985,644
Neste Oyj	10,840	1,154,910
Noble Energy, Inc.	23,000	568,790
Occidental Petroleum Corp.	36,245	2,399,419
Oil Search, Ltd.	115,948	643,981
OMV AG	12,452	675,393
ONEOK, Inc.	20,867	1,457,351
Origin Energy, Ltd.	148,770	764,400
Phillips 66	20,340	1,935,758
Pioneer Natural Resources Co.	8,165	1,243,366
Repsol S.A.	117,998	2,019,437
Royal Dutch Shell plc - A Shares	381,027	11,972,732
Royal Dutch Shell plc - B Shares	316,701	10,010,760
Santos, Ltd.	149,708	729,484
Showa Shell Sekiyu KK	15,752	230,176
Snam S.p.A.	190,662	980,793
Total S.A.	204,183	11,338,842
Valero Energy Corp.	20,415	1,731,805
Washington H Soul Pattinson & Co., Ltd.	11,097	207,528
Williams Cos., Inc. (The)	58,181	1,670,958
Woodside Petroleum, Ltd.	79,156	1,952,271

		122,053,262

Paper & Forest Products—0.1%
Mondi plc	31,052	689,465
OJI Holdings Corp.	72,905	453,491
Stora Enso Oyj - R Shares	46,595	571,618
UPM-Kymmene Oyj	45,130	1,317,935

		3,032,509

Personal Products—0.6%
Beiersdorf AG	8,523	886,699
Coty, Inc. - Class A (b)	22,919	263,569
Estee Lauder Cos., Inc. (The) - Class A	10,620	1,758,141
Kao Corp.	41,322	3,262,262

Personal Products—(Continued)
Kobayashi Pharmaceutical Co., Ltd.	4,162	351,817
Kose Corp.	2,562	472,482
L’Oreal S.A.	21,321	5,738,286
Pola Orbis Holdings, Inc.	7,749	247,717
Shiseido Co., Ltd.	32,131	2,325,395
Unilever NV	130,490	7,584,459
Unilever plc	93,865	5,383,522

		28,274,349

Pharmaceuticals—3.4%
Allergan plc	15,208	2,226,603
Astellas Pharma, Inc.	159,034	2,386,039
AstraZeneca plc	107,116	8,555,163
Bayer AG	78,852	5,096,083
Bristol-Myers Squibb Co.	78,435	3,742,134
Chugai Pharmaceutical Co., Ltd.	18,929	1,303,618
Daiichi Sankyo Co., Ltd.	47,960	2,218,527
Eisai Co., Ltd.	21,315	1,198,857
Eli Lilly & Co.	42,110	5,464,194
GlaxoSmithKline plc	419,496	8,702,925
H Lundbeck A/S (b)	5,892	255,112
Hisamitsu Pharmaceutical Co., Inc.	4,827	222,846
Ipsen S.A.	3,188	437,747
Johnson & Johnson (f)	129,020	18,035,706
Kyowa Hakko Kirin Co., Ltd.	21,935	478,026
Merck & Co., Inc. (f)	125,035	10,399,161
Merck KGaA	10,928	1,246,030
Mitsubishi Tanabe Pharma Corp.	21,361	285,691
Mylan NV (a)	24,785	702,407
Nektar Therapeutics (a)	8,314	279,350
Novartis AG	183,319	17,643,304
Novo Nordisk A/S - Class B	153,632	8,043,365
Ono Pharmaceutical Co., Ltd.	32,159	632,368
Orion Oyj - Class B	8,805	330,189
Otsuka Holdings Co., Ltd.	33,017	1,305,070
Perrigo Co. plc	5,953	286,697
Pfizer, Inc.	270,266	11,478,197
Recordati S.p.A.	8,841	344,617
Roche Holding AG	59,406	16,375,831
Sanofi	95,277	8,425,257
Santen Pharmaceutical Co., Ltd.	30,980	463,849
Shionogi & Co., Ltd.	23,296	1,444,464
Sumitomo Dainippon Pharma Co., Ltd.	13,457	333,559
Taisho Pharmaceutical Holdings Co., Ltd.	3,049	291,214
Takeda Pharmaceutical Co., Ltd.	125,472	5,135,154
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	81,832	1,283,126
UCB S.A.	10,690	918,470
Vifor Pharma AG	3,847	520,651
Zoetis, Inc.	23,040	2,319,437

		150,811,038

Professional Services—0.4%
Adecco Group AG	13,380	714,601
Bureau Veritas S.A.	22,424	526,955
Equifax, Inc.	5,815	689,077
Experian plc	76,960	2,085,276

BHFTI-14

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—(Continued)
IHS Markit, Ltd. (a) (b)	17,160	$933,161
Intertek Group plc	13,646	864,275
Nielsen Holdings plc	17,033	403,171
Persol Holdings Co., Ltd.	15,011	244,689
Randstad NV	10,074	492,151
Recruit Holdings Co., Ltd.	93,211	2,671,547
RELX plc	166,492	3,565,702
Robert Half International, Inc.	5,820	379,231
Seek, Ltd.	28,205	352,301
SGS S.A.	452	1,125,916
Teleperformance SE	4,886	878,625
Verisk Analytics, Inc. (b)	7,901	1,050,833
Wolters Kluwer NV	23,651	1,611,853

		18,589,364

Real Estate Management & Development—1.4%
ADLER Real Estate AG	3,269	48,186
ADO Properties S.A. (144A)	3,298	187,506
Aeon Mall Co., Ltd.	22,094	363,862
Allreal Holding AG (a)	1,582	269,318
Aroundtown S.A.	142,965	1,179,016
Azrieli Group, Ltd.	7,738	458,619
CA Immobilien Anlagen AG	7,832	282,845
Capital & Counties Properties plc	83,253	261,402
CapitaLand, Ltd.	502,160	1,356,339
Carmila S.A.	3,450	65,916
Castellum AB	30,570	593,147
Catena AB	2,350	65,053
CBRE Group, Inc. - Class A (a)	15,215	752,382
City Developments, Ltd.	87,796	587,170
Citycon Oyj	8,660	88,651
CK Asset Holdings, Ltd.	524,183	4,660,312
Daejan Holdings plc	600	45,807
Daito Trust Construction Co., Ltd.	6,075	846,884
Daiwa House Industry Co., Ltd.	47,884	1,523,385
Deutsche Euroshop AG	5,800	175,765
Deutsche Wohnen SE	70,511	3,420,567
DIC Asset AG	5,000	56,311
Dios Fastigheter AB	9,522	78,159
Entra ASA (144A)	12,418	187,491
Fabege AB	29,950	435,001
Fastighets AB Balder - B Shares (a)	11,000	352,700
First Capital Realty, Inc.	17,550	281,042
Grainger plc	68,243	210,244
Grand City Properties S.A.	12,500	301,703
Hang Lung Group, Ltd.	74,800	240,107
Hang Lung Properties, Ltd.	401,055	978,797
Helical plc	11,154	48,076
Hembla AB (a)	4,057	78,457
Hemfosa Fastigheter AB	18,074	158,594
Henderson Land Development Co., Ltd.	245,607	1,561,116
Hiag Immobilien Holding AG (a)	350	46,056
Hongkong Land Holdings, Ltd.	231,285	1,646,247
Hufvudstaden AB - A Shares	12,450	216,047
Hulic Co., Ltd.	65,575	644,366
Hysan Development Co., Ltd.	122,839	657,970

Real Estate Management & Development—(Continued)
Kennedy-Wilson Holdings, Inc.	14,077	301,107
Kerry Properties, Ltd.	55,300	246,900
Klovern AB - B Shares (b)	58,051	79,617
Kojamo Oyj	9,855	118,636
Kungsleden AB	21,406	170,398
LEG Immobilien AG	7,200	883,976
Lend Lease Group	47,840	421,455
Mitsubishi Estate Co., Ltd.	234,049	4,250,798
Mitsui Fudosan Co., Ltd.	182,729	4,603,939
Mobimo Holding AG	726	182,687
New World Development Co., Ltd.	1,159,014	1,922,119
Nomura Real Estate Holdings, Inc.	23,610	454,154
Nyfosa AB (a)	18,074	108,356
Phoenix Spree Deutschland, Ltd.	9,727	46,916
PSP Swiss Property AG	4,459	484,532
Sagax AB - Class D (b)	10,550	39,378
Shurgard Self Storage S.A. (a)	2,447	80,791
Sino Land Co., Ltd.	639,086	1,235,698
Sirius Real Estate, Ltd.	105,302	86,960
Sumitomo Realty & Development Co., Ltd.	75,002	3,112,180
Sun Hung Kai Properties, Ltd.	296,012	5,078,854
Swire Pacific, Ltd. - Class A	42,080	541,994
Swire Properties, Ltd.	218,559	940,290
Swiss Prime Site AG (a)	14,937	1,309,305
TAG Immobilien AG	14,300	353,012
TLG Immobilien AG	9,642	290,249
Tokyo Tatemono Co., Ltd.	23,331	286,833
Tokyu Fudosan Holdings Corp.	51,735	310,158
UOL Group, Ltd.	98,502	507,058
Victoria Park AB - B Shares	3,900	15,480
Vonovia SE	100,493	5,209,144
Wallenstam AB - B Shares	18,550	187,279
Wharf Holdings, Ltd. (The)	241,402	728,740
Wharf Real Estate Investment Co., Ltd.	240,626	1,791,489
Wheelock & Co., Ltd.	69,200	507,812
Wihlborgs Fastigheter AB	15,050	205,256

		62,504,166

Road & Rail—0.6%
Aurizon Holdings, Ltd.	168,276	545,079
Central Japan Railway Co.	12,193	2,833,495
ComfortDelGro Corp., Ltd.	183,000	347,822
CSX Corp.	38,570	2,885,807
DSV A/S	15,896	1,315,467
East Japan Railway Co.	25,828	2,497,842
Hankyu Hanshin Holdings, Inc.	19,350	727,160
J.B. Hunt Transport Services, Inc.	4,196	425,013
Kansas City Southern	4,890	567,142
Keikyu Corp.	18,653	317,325
Keio Corp.	8,695	562,672
Keisei Electric Railway Co., Ltd.	10,933	397,760
Kintetsu Group Holdings Co., Ltd.	14,509	676,781
Kyushu Railway Co.	13,528	445,044
MTR Corp., Ltd.	129,700	804,013
Nagoya Railroad Co., Ltd.	15,393	427,123
Nippon Express Co., Ltd.	6,328	352,595

BHFTI-15

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Road & Rail—(Continued)
Norfolk Southern Corp.	13,140	$2,455,735
Odakyu Electric Railway Co., Ltd.	24,926	605,281
Tobu Railway Co., Ltd.	16,157	467,212
Tokyu Corp.	42,268	739,545
Union Pacific Corp.	35,490	5,933,928
West Japan Railway Co.	13,834	1,044,208

		27,374,049

Semiconductors & Semiconductor Equipment—1.4%
Advanced Micro Devices, Inc. (a)	42,378	1,081,487
Analog Devices, Inc.	17,802	1,874,017
Applied Materials, Inc.	47,260	1,874,332
ASM Pacific Technology, Ltd.	25,600	285,999
ASML Holding NV	34,659	6,513,247
Broadcom, Inc.	19,859	5,971,800
Disco Corp.	2,431	347,671
Infineon Technologies AG	96,141	1,907,351
Intel Corp. (f)	219,470	11,785,539
KLA-Tencor Corp.	7,770	927,816
Lam Research Corp.	7,447	1,333,087
Maxim Integrated Products, Inc.	13,261	705,087
Microchip Technology, Inc. (b)	11,330	939,937
Micron Technology, Inc. (a)	53,870	2,226,447
NVIDIA Corp.	29,370	5,273,677
NXP Semiconductors NV	29,116	2,573,563
Qorvo, Inc. (a)	5,923	424,857
QUALCOMM, Inc.	58,268	3,323,024
Renesas Electronics Corp. (a)	70,527	328,447
Rohm Co., Ltd.	7,992	501,083
Skyworks Solutions, Inc.	8,471	698,688
STMicroelectronics NV	57,744	854,589
SUMCO Corp.	19,839	222,239
Texas Instruments, Inc.	46,230	4,903,616
Tokyo Electron, Ltd.	13,271	1,924,297
Xilinx, Inc.	12,180	1,544,302

		60,346,199

Software—2.0%
Adobe, Inc. (a)	23,520	6,267,845
ANSYS, Inc. (a)	3,987	728,465
Autodesk, Inc. (a)	10,565	1,646,238
Cadence Design Systems, Inc. (a)	13,536	859,671
Check Point Software Technologies, Ltd. (a)	10,567	1,336,620
Citrix Systems, Inc.	6,120	609,919
Dassault Systemes SE	11,057	1,648,724
Fortinet, Inc. (a)	6,882	577,882
Intuit, Inc.	12,495	3,266,318
Micro Focus International plc	35,801	927,048
Microsoft Corp. (f)	371,787	43,848,559
Nice, Ltd. (a)	5,224	636,843
Oracle Corp. (f)	129,601	6,960,870
Oracle Corp. Japan	3,248	218,468
Red Hat, Inc. (a)	8,535	1,559,344
Sage Group plc (The)	91,765	838,800
Salesforce.com, Inc. (a)	36,823	5,831,658
SAP SE	83,101	9,601,849

Software—(Continued)
Symantec Corp.	30,700	705,793
Synopsys, Inc. (a)	7,172	825,856
Temenos AG (a)	5,106	753,950
Trend Micro, Inc.	10,085	492,177

		90,142,897

Specialty Retail—0.8%
ABC-Mart, Inc.	2,791	166,312
Advance Auto Parts, Inc. (b)	3,470	591,739
AutoZone, Inc. (a)	1,285	1,315,994
Best Buy Co., Inc.	11,195	795,517
CarMax, Inc. (a)	8,350	582,830
Dufry AG (a)	2,733	287,500
Fast Retailing Co., Ltd.	4,933	2,322,271
Foot Locker, Inc.	5,444	329,906
Gap, Inc. (The) (b)	10,240	268,083
Hennes & Mauritz AB - B Shares	74,104	1,235,711
Hikari Tsushin, Inc.	1,771	335,899
Home Depot, Inc. (The)	54,370	10,433,059
Industria de Diseno Textil S.A.	92,235	2,712,519
Kingfisher plc	180,212	551,590
L Brands, Inc.	10,890	300,346
Lowe’s Cos., Inc.	38,570	4,222,258
Nitori Holdings Co., Ltd.	6,774	876,571
O’Reilly Automotive, Inc. (a)	3,865	1,500,780
Ross Stores, Inc.	17,880	1,664,628
Shimamura Co., Ltd.	1,873	158,644
Tiffany & Co. (b)	5,170	545,694
TJX Cos., Inc. (The)	59,500	3,165,995
Tractor Supply Co.	5,885	575,318
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,729	951,684
USS Co., Ltd.	18,540	344,971
Yamada Denki Co., Ltd.	53,119	262,124

		36,497,943

Technology Hardware, Storage & Peripherals—1.2%
Apple, Inc. (f)	216,895	41,199,205
Brother Industries, Ltd.	18,846	349,659
Canon, Inc.	84,582	2,457,763
FUJIFILM Holdings Corp.	32,635	1,486,929
Hewlett Packard Enterprise Co. (b)	68,410	1,055,566
HP, Inc.	76,110	1,478,817
Konica Minolta, Inc.	38,252	377,275
NEC Corp.	22,024	748,671
NetApp, Inc.	12,070	836,934
Ricoh Co., Ltd.	56,687	594,295
Seagate Technology plc	12,460	596,709
Seiko Epson Corp.	23,653	362,877
Western Digital Corp.	13,824	664,381
Xerox Corp.	9,915	317,082

		52,526,163

Textiles, Apparel & Luxury Goods—0.8%
adidas AG	15,252	3,705,369
Asics Corp.	13,520	181,779

BHFTI-16

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—(Continued)
Burberry Group plc	34,783	$888,377
Capri Holdings, Ltd. (a)	7,197	329,263
Cie Financiere Richemont S.A.	44,138	3,219,873
EssilorLuxottica S.A.	24,344	2,660,412
Hanesbrands, Inc.	17,322	309,717
Hermes International	2,678	1,769,820
Hugo Boss AG	5,357	365,709
Kering S.A.	6,407	3,684,666
LVMH Moet Hennessy Louis Vuitton SE	23,487	8,661,538
Moncler S.p.A.	15,128	611,469
NIKE, Inc. - Class B	61,180	5,151,968
Pandora A/S	9,303	435,983
Puma SE	702	407,181
PVH Corp.	3,608	439,996
Ralph Lauren Corp.	2,595	336,520
Swatch Group AG (The)	4,719	261,535
Swatch Group AG (The) - Bearer Shares (b)	2,608	747,561
Tapestry, Inc.	13,850	449,986
Under Armour, Inc. - Class A (a) (b)	8,972	189,668
Under Armour, Inc. - Class C (a)	9,156	172,774
VF Corp.	15,600	1,355,796
Yue Yuen Industrial Holdings, Ltd.	61,500	211,518

		36,548,478

Tobacco—0.6%
Altria Group, Inc.	90,325	5,187,365
British American Tobacco plc	193,950	8,091,708
Imperial Brands plc	80,643	2,763,216
Japan Tobacco, Inc.	93,011	2,310,332
Philip Morris International, Inc. (f)	74,705	6,603,175
Swedish Match AB	14,877	757,616

		25,713,412

Trading Companies & Distributors—0.4%
AerCap Holdings NV (a)	10,562	491,555
Ashtead Group plc	40,551	979,652
Brenntag AG	13,063	672,392
Bunzl plc	28,445	938,504
Fastenal Co. (b)	13,750	884,263
Ferguson plc	19,604	1,251,115
ITOCHU Corp.	113,909	2,067,116
Marubeni Corp.	132,257	918,726
Mitsubishi Corp.	114,282	3,184,456
Mitsui & Co., Ltd.	139,958	2,176,687
MonotaRO Co., Ltd.	10,592	236,326
Rexel S.A.	25,703	290,164
Sumitomo Corp.	95,184	1,320,324
Toyota Tsusho Corp.	17,962	586,163
United Rentals, Inc. (a)	3,900	445,575
WW Grainger, Inc.	2,220	668,065

		17,111,083

Transportation Infrastructure—0.2%
Aena SME S.A. (144A)	5,708	1,028,132
Aeroports de Paris	2,510	485,621
Atlantia S.p.A.	41,894	1,087,044
Auckland International Airport, Ltd.	81,683	453,346
Fraport AG Frankfurt Airport Services Worldwide	3,518	269,351
Getlink SE	39,529	599,798
Japan Airport Terminal Co., Ltd.	3,928	166,616
Kamigumi Co., Ltd.	9,090	210,820
SATS, Ltd.	57,000	215,360
Sydney Airport	93,439	493,590
Transurban Group	225,900	2,119,227

		7,128,905

Water Utilities—0.0%
American Water Works Co., Inc.	8,676	904,560
Severn Trent plc	20,053	516,805
United Utilities Group plc	57,657	612,667

		2,034,032

Wireless Telecommunication Services—0.4%
1&1 Drillisch AG	4,483	159,348
KDDI Corp.	149,866	3,232,699
Millicom International Cellular S.A.	5,591	339,096
NTT DoCoMo, Inc.	112,804	2,501,671
Softbank Corp. (b)	141,672	1,597,971
SoftBank Group Corp.	69,800	6,803,117
Tele2 AB - B Shares	42,222	561,657
Vodafone Group plc	2,259,289	4,116,459

		19,312,018

Total Common Stocks (Cost $1,805,351,696)		2,469,775,335

U.S. Treasury & Government Agencies—23.4%

Federal Agencies—1.0%
Federal Home Loan Bank 2.500%, 02/13/24	2,345,000	2,366,098
Federal Home Loan Mortgage Corp. 2.375%, 01/13/22	8,925,000	8,956,876
2.750%, 06/19/23	9,954,000	10,131,646
6.250%, 07/15/32	2,480,000	3,424,870
Federal National Mortgage Association
2.875%, 10/30/20	4,977,000	5,019,642
2.875%, 09/12/23	9,034,000	9,249,269
6.625%, 11/15/30	1,650,000	2,273,876
7.250%, 05/15/30	1,941,000	2,767,840

		44,190,117

U.S. Treasury—22.4%
U.S. Treasury Bonds 2.250%, 08/15/46	21,188,000	18,938,430
2.500%, 02/15/45	5,830,000	5,512,994

BHFTI-17

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds 2.750%, 08/15/42	5,415,000	$5,403,155
2.750%, 08/15/47	2,445,700	2,416,657
2.875%, 05/15/43	5,779,000	5,879,907
2.875%, 08/15/45 (b)	31,698,000	32,194,519
3.000%, 05/15/45	1,395,000	1,450,364
3.000%, 02/15/47	3,410,000	3,546,800
3.000%, 05/15/47	3,783,000	3,929,444
3.000%, 02/15/48	2,120,000	2,198,755
3.000%, 08/15/48	9,960,600	10,334,901
3.000%, 02/15/49 (b)	4,060,500	4,215,465
3.125%, 11/15/41	7,070,000	7,535,902
3.125%, 02/15/42 (b)	5,645,000	6,011,705
3.125%, 02/15/43 (b)	8,504,100	9,028,630
3.625%, 08/15/43	26,548,000	30,568,570
3.750%, 08/15/41	8,025,000	9,408,999
3.750%, 11/15/43	519,000	609,724
4.375%, 05/15/41	7,495,000	9,577,497
4.500%, 08/15/39	318,000	411,363
5.250%, 11/15/28	4,209,000	5,230,669
5.500%, 08/15/28 (b)	5,990,000	7,542,720
6.000%, 02/15/26 (h)	33,774,000	41,626,455
6.125%, 11/15/27	7,239,000	9,341,986
6.250%, 08/15/23	4,620,000	5,386,451
6.250%, 05/15/30	885,000	1,212,796
6.375%, 08/15/27	2,790,000	3,634,847
6.875%, 08/15/25	2,640,000	3,351,356
U.S. Treasury Notes 1.125%, 02/28/21	13,045,000	12,760,660
1.125%, 09/30/21	7,998,000	7,786,178
1.250%, 03/31/21	24,650,000	24,165,666
1.250%, 10/31/21	21,327,200	20,796,519
1.375%, 03/31/20	25,304,000	25,047,006
1.375%, 08/31/20	17,945,000	17,695,452
1.375%, 10/31/20 (b)	26,223,000	25,829,655
1.375%, 05/31/21	6,338,000	6,219,410
1.375%, 08/31/23	8,951,000	8,630,372
1.625%, 06/30/20 (b)	13,695,000	13,566,617
1.625%, 07/31/20	7,875,000	7,796,865
1.625%, 11/15/22 (h)	48,926,000	47,914,990
1.625%, 02/15/26	11,320,000	10,822,539
1.750%, 03/31/22	6,370,000	6,283,159
1.750%, 05/15/22	8,447,000	8,326,564
1.750%, 05/31/22	6,444,000	6,351,116
1.750%, 06/30/22	5,502,000	5,420,974
1.750%, 05/15/23	58,767,000	57,658,232
1.875%, 11/30/21	13,250,100	13,124,328
1.875%, 08/31/22	11,326,000	11,195,043
1.875%, 10/31/22	8,498,000	8,396,090
2.000%, 02/15/22	22,105,600	21,972,621
2.000%, 07/31/22	6,273,500	6,228,654
2.000%, 11/30/22	8,542,000	8,475,266
2.000%, 02/15/23	18,174,000	18,022,077
2.000%, 02/15/25	7,571,600	7,451,223
2.000%, 08/15/25 (b)	17,740,000	17,421,927
2.000%, 11/15/26	4,620,000	4,510,636

U.S. Treasury—(Continued)
U.S. Treasury Notes 2.125%, 08/15/21	19,150,000	19,090,904
2.125%, 12/31/22	8,530,000	8,498,679
2.125%, 11/30/23	22,408,000	22,296,835
2.125%, 03/31/24	6,646,000	6,612,251
2.125%, 05/15/25	36,853,000	36,485,910
2.250%, 11/15/24	16,668,500	16,643,107
2.250%, 11/15/25	9,607,000	9,568,347
2.250%, 02/15/27	10,237,000	10,165,421
2.250%, 08/15/27	5,941,000	5,889,248
2.250%, 11/15/27	15,786,000	15,632,457
2.375%, 08/15/24	2,028,700	2,039,874
2.375%, 05/15/27	6,780,500	6,793,213
2.500%, 01/31/24 (b)	7,005,100	7,089,927
2.625%, 08/15/20	7,910,000	7,937,191
2.625%, 11/15/20	21,404,900	21,501,891
2.625%, 02/15/29	3,510,000	3,578,280
2.750%, 11/15/23	25,091,500	25,651,158
2.750%, 02/15/28	2,396,000	2,466,570
2.875%, 05/15/28	4,159,000	4,324,223
2.875%, 08/15/28	3,913,300	4,070,138
3.125%, 11/15/28	10,546,600	11,198,759
3.500%, 05/15/20	9,995,000	10,116,814
3.625%, 02/15/20	17,189,000	17,362,904
3.625%, 02/15/21	33,714,200	34,528,082

		985,913,083

Total U.S. Treasury & Government Agencies (Cost $1,021,034,858)		1,030,103,200

Foreign Government—9.5%

Sovereign—9.5%
Australia Government Bonds 2.750%, 04/21/24 (AUD)	3,797,000	2,866,493
3.000%, 03/21/47 (AUD)	305,000	242,485
3.750%, 04/21/37 (AUD)	1,486,000	1,310,542
4.750%, 04/21/27 (AUD)	6,321,000	5,521,445
5.750%, 05/15/21 (AUD)	2,345,000	1,813,254
Austria Government Bonds 0.750%, 10/20/26 (144A) (EUR)	2,549,000	3,028,400
3.150%, 06/20/44 (144A) (EUR)	1,343,000	2,253,179
3.400%, 11/22/22 (144A) (EUR)	1,740,000	2,227,926
4.150%, 03/15/37 (144A) (EUR)	145,000	257,107
Belgium Government Bonds 2.600%, 06/22/24 (144A) (EUR)	905,000	1,165,452
3.750%, 09/28/20 (144A) (EUR)	1,669,256	1,992,814
4.250%, 09/28/21 (144A) (EUR)	900,000	1,130,220
4.250%, 03/28/41 (144A) (EUR)	1,455,000	2,606,636
5.000%, 03/28/35 (144A) (EUR)	355,000	643,766
5.500%, 03/28/28 (EUR)	3,175,800	5,224,411
Bundesrepublik Deutschland 0.500%, 02/15/26 (EUR)	10,026,601	11,904,547
1.500%, 05/15/24 (EUR)	1,965,000	2,428,693
2.000%, 01/04/22 (EUR)	1,505,000	1,811,404

BHFTI-18

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Bundesrepublik Deutschland 2.000%, 08/15/23 (EUR)	681,529	$849,943
2.500%, 01/04/21 (EUR)	5,944,100	7,043,633
2.500%, 07/04/44 (EUR)	2,486,600	4,108,682
3.250%, 07/04/42 (EUR)	629,000	1,144,658
4.250%, 07/04/39 (EUR)	1,410,500	2,784,416
5.500%, 01/04/31 (EUR)	1,774,300	3,286,614
Canadian Government Bonds 1.500%, 06/01/26 (CAD)	3,802,000	2,829,415
1.750%, 05/01/20 (CAD)	3,474,000	2,603,440
2.750%, 06/01/22 (CAD)	1,870,000	1,451,277
3.500%, 12/01/45 (CAD)	1,500,000	1,495,476
4.000%, 06/01/41 (CAD)	975,000	1,008,051
5.750%, 06/01/29 (CAD)	385,000	398,414
Denmark Government Bonds 1.500%, 11/15/23 (DKK)	9,368,700	1,538,672
4.500%, 11/15/39 (DKK)	4,060,000	1,115,566
Finland Government Bonds 0.500%, 04/15/26 (144A) (EUR)	2,446,000	2,856,648
3.500%, 04/15/21 (144A) (EUR)	1,500,000	1,821,937
France Government Bond OAT Zero Coupon, 05/25/21 (EUR)	9,287,929	10,537,063
Zero Coupon, 05/25/22 (EUR)	1,450,000	1,649,939
0.500%, 05/25/26 (EUR)	5,972,399	6,960,233
1.000%, 11/25/25 (EUR)	9,142,090	11,010,925
1.250%, 05/25/36 (144A) (EUR)	2,719,800	3,243,145
2.250%, 05/25/24 (EUR)	2,032,800	2,579,542
2.500%, 05/25/30 (EUR)	5,917,700	8,164,300
3.250%, 05/25/45 (EUR)	5,447,100	8,940,253
Ireland Government Bonds 2.000%, 02/18/45 (EUR)	448,000	572,927
5.400%, 03/13/25 (EUR)	2,685,800	3,972,945
Italy Buoni Poliennali Del Tesoro 1.350%, 04/15/22 (EUR)	1,304,000	1,477,220
2.200%, 06/01/27 (EUR)	4,328,000	4,841,914
3.750%, 09/01/24 (EUR)	13,007,000	16,060,522
3.850%, 09/01/49 (144A) (EUR)	2,725,000	3,210,097
4.000%, 09/01/20 (EUR)	3,639,000	4,298,561
5.000%, 08/01/39 (144A) (EUR)	3,788,000	5,293,522
5.250%, 11/01/29 (EUR)	6,171,900	8,590,469
Japan Government Five Year Bond 0.100%, 12/20/19 (JPY)	139,400,000	1,260,235
Japan Government Forty Year Bond 1.700%, 03/20/54 (JPY)	25,750,000	317,859
Japan Government Ten Year Bonds 0.100%, 09/20/26 (JPY)	2,292,500,000	21,157,895
0.500%, 12/20/24 (JPY)	555,750,000	5,217,120
0.800%, 09/20/22 (JPY)	1,390,000,000	12,975,173
Japan Government Thirty Year Bonds 0.500%, 09/20/46 (JPY)	1,373,700,000	12,469,646
1.800%, 09/20/43 (JPY)	626,400,000	7,441,799
1.900%, 09/20/42 (JPY)	494,400,000	5,935,833
2.300%, 03/20/40 (JPY)	471,600,000	5,906,808
Japan Government Twenty Year Bonds 0.500%, 09/20/36 (JPY)	1,082,900,000	10,191,454
1.500%, 03/20/33 (JPY)	230,600,000	2,485,561

Sovereign—(Continued)
Japan Government Twenty Year Bonds 1.700%, 12/20/31 (JPY)	561,250,000	6,128,477
1.700%, 09/20/32 (JPY)	182,400,000	2,004,474
1.700%, 09/20/33 (JPY)	418,500,000	4,630,386
2.100%, 06/20/29 (JPY)	555,050,000	6,125,733
2.100%, 12/20/29 (JPY)	555,900,000	6,173,785
2.500%, 12/21/20 (JPY)	1,827,300,000	17,249,956
Kingdom of Belgium Government Bond 1.600%, 06/22/47 (144A) (EUR)	1,144,400	1,353,533
Mexican Bonos 6.500%, 06/10/21 (MXN)	43,260,000	2,170,104
10.000%, 11/20/36 (MXN)	31,839,800	1,887,825
Netherlands Government Bonds 2.250%, 07/15/22 (144A) (EUR)	2,130,000	2,610,370
3.750%, 01/15/42 (144A) (EUR)	1,241,600	2,352,127
5.500%, 01/15/28 (EUR)	3,570,500	5,970,750
Norway Government Bond 3.000%, 03/14/24 (144A) (NOK)	10,370,000	1,296,521
Poland Government Bonds 5.500%, 10/25/19 (PLN)	3,610,000	961,407
5.750%, 04/25/29 (PLN)	3,940,000	1,296,442
Republic of South Africa Government Bonds 6.500%, 02/28/41 (ZAR)	27,771,600	1,362,909
10.500%, 12/21/26 (ZAR)	29,175,000	2,230,069
Singapore Government Bonds 2.125%, 06/01/26 (SGD)	3,378,000	2,510,383
2.250%, 06/01/21 (SGD)	865,000	642,513
Spain Government Bonds 1.950%, 04/30/26 (144A) (EUR)	8,303,000	10,171,386
2.750%, 10/31/24 (144A) (EUR)	3,192,000	4,062,250
2.900%, 10/31/46 (144A) (EUR)	1,182,000	1,524,795
4.200%, 01/31/37 (144A) (EUR)	1,045,000	1,617,374
4.400%, 10/31/23 (144A) (EUR)	1,028,000	1,379,226
4.700%, 07/30/41 (144A) (EUR)	2,112,000	3,536,069
4.850%, 10/31/20 (144A) (EUR)	8,313,000	10,098,460
6.000%, 01/31/29 (EUR)	1,686,000	2,774,986
Sweden Government Bonds 1.000%, 11/12/26 (SEK)	7,400,000	852,855
1.500%, 11/13/23 (144A) (SEK)	3,330,000	387,449
5.000%, 12/01/20 (SEK)	8,685,000	1,020,347
Switzerland Government Bond 4.000%, 02/11/23 (CHF)	415,000	493,707
United Kingdom Gilt 1.750%, 09/07/22 (GBP)	2,345,178	3,166,389
2.000%, 09/07/25 (GBP)	2,323,684	3,259,036
2.250%, 09/07/23 (GBP)	1,170,000	1,626,762
3.250%, 01/22/44 (GBP)	3,265,000	5,714,592
4.250%, 12/07/46 (GBP)	7,547,900	15,744,945
4.500%, 12/07/42 (GBP)	439,000	907,453
6.000%, 12/07/28 (GBP)	2,844,100	5,421,620
8.000%, 06/07/21 (GBP)	1,170,000	1,767,752

Total Foreign Government (Cost $418,235,906)		416,013,793

BHFTI-19

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Mutual Funds—7.0%

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—7.0%
F&C Commercial Property Trust, Ltd.	59,769	$93,096
F&C UK Real Estate Investment, Ltd.	27,192	31,030
iShares Core MSCI EAFE ETF (b)	2,180,942	132,535,845
iShares iBoxx $ High Yield Corporate Bond ETF (b)	1,522,890	131,684,298
iShares International Developed Real Estate ETF	7,064	214,746
iShares U.S. Real Estate ETF	2,469	214,902
Picton Property Income, Ltd. (The)	61,256	70,667
Schroder Real Estate Investment Trust, Ltd.	58,849	42,461
Standard Life Investment Property Income Trust, Ltd.	45,724	53,643
UK Commercial Property Trust, Ltd.	74,122	82,811
Vanguard Global ex-U.S. Real Estate ETF	330,803	19,705,935
Vanguard REIT ETF	253,027	21,990,577

Total Mutual Funds (Cost $302,663,504)		306,720,011

Preferred Stocks—0.1%

Automobiles—0.1%
Bayerische Motoren Werke (BMW) AG	4,701	309,007
Porsche Automobil Holding SE	12,947	812,505
Volkswagen AG	15,692	2,469,791

		3,591,303

Chemicals—0.0%
FUCHS Petrolub SE	5,876	241,845

Health Care Equipment & Supplies—0.0%
Sartorius AG	3,008	515,914

Household Products—0.0%
Henkel AG & Co. KGaA	15,065	1,537,431

Total Preferred Stocks (Cost $6,211,336)		5,886,493

Short-Term Investments—3.0%

Repurchase Agreement—1.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $84,332,437; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $86,014,753.	84,324,004	84,324,004

U.S. Treasury—1.1%
U.S. Treasury Bill 2.376%, 05/16/19 (i)	47,000,000	46,860,616

Total Short-Term Investments (Cost $131,184,414)		131,184,620

Securities Lending Reinvestments (j)—7.0%
Security Description	Principal Amount*	Value

Bank Note—0.1%
Bank of America N.A. 2.714%, 1M LIBOR + 0.230%, 07/15/19 (k)	2,000,000	2,000,000

Certificates of Deposit—2.5%
Banco Del Estado De Chile New York 2.838%, 1M LIBOR + 0.350%, 05/20/19 (k)	2,000,000	2,000,710
Banco Santander S.A. 2.790%, 04/16/19	2,000,000	2,000,342
Barclays Bank plc 2.950%, 08/02/19	4,000,000	4,001,080
BNP Paribas S.A. New York 2.784%, 3M LIBOR + 0.050%, 11/06/19 (k)	2,000,000	2,000,000
2.790%, 1M LIBOR + 0.300%, 06/04/19 (k)	2,000,000	2,000,740
Credit Agricole S.A. 2.698%, 1M LIBOR + 0.210%, 12/20/19 (k)	5,000,000	5,000,260
Credit Industriel et Commercial
Zero Coupon, 08/01/19	7,883,327	7,928,080
Credit Suisse AG 2.620%, 04/01/19	4,000,000	4,000,056
HSBC Bank USA, N.A. 2.738%, 3M LIBOR + 0.000%, 08/05/19 (k)	4,000,000	3,999,641
KBC Bank NV
Zero Coupon, 04/23/19	2,979,439	2,995,740
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 04/16/19	4,965,490	4,993,900
Zero Coupon, 05/08/19	1,986,642	1,994,420
Zero Coupon, 06/21/19	1,986,648	1,988,244
2.643%, 1M LIBOR + 0.150%, 09/11/19 (k)	5,000,000	4,999,990
Mizuho Bank, Ltd., New York
2.652%, 1M LIBOR + 0.160%, 09/12/19 (k)	3,000,000	3,000,000
2.789%, 1M LIBOR + 0.300%, 05/01/19 (k)	2,000,000	2,000,394
2.863%, 3M LIBOR + 0.080%, 07/09/19 (k)	2,000,000	1,999,823
MUFG Bank Ltd. 2.800%, 07/16/19	2,000,000	2,001,236
Nationwide Building Society
Zero Coupon, 06/24/19	2,972,276	2,981,067
Natixis New York 2.788%, 3M LIBOR + 0.090%, 05/10/19 (k)	4,000,000	4,000,856
2.910%, SOFR + 0.480%, 06/12/19 (k)	2,000,000	2,000,000
2.937%, 3M LIBOR + 0.150%, 10/15/19 (k)	2,000,000	2,001,266
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (k)	4,000,000	4,000,264
Societe Generale 2.863%, 3M LIBOR + 0.080%, 07/09/19 (k)	2,000,000	2,000,162
Standard Chartered plc 2.660%, 08/23/19	5,000,000	5,000,890
3.009%, 3M LIBOR + 0.230%, 04/24/19 (k)	1,000,000	1,000,124
Sumitomo Mitsui Banking Corp. 2.683%, 1M LIBOR + 0.190%, 04/11/19 (k)	5,000,000	5,000,190
Sumitomo Mitsui Banking Corp., New York 2.692%, 1M LIBOR + 0.210%, 05/17/19 (k)	3,000,000	3,000,468
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 08/08/19	986,362	990,280
2.600%, 07/05/19	6,000,000	6,000,306
2.904%, 3M LIBOR + 0.100%, 07/08/19 (k)	4,000,000	3,999,992

BHFTI-20

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (j)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Svenska Handelsbanken AB 2.873%, 1M LIBOR + 0.380%, 12/10/19 (k)	2,000,000	$2,003,516
Wells Fargo Bank N.A. 2.975%, 3M LIBOR + 0.210%, 10/25/19 (k)	6,000,000	6,000,000

		108,884,037

Commercial Paper—0.7%
Alpine Securities Ltd. 2.669%, 1M LIBOR + 0.180%, 04/03/19 (k)	5,000,000	5,000,065
Bank of China, Ltd. 2.890%, 04/17/19	1,985,550	1,997,158
Fairway Finance Corp. 2.600%, 05/07/19	2,980,067	2,991,669
First Abu Dhabi Bank 2.750%, 04/16/19	2,979,375	2,996,229
HSBC Bank plc 2.819%, 1M LIBOR + 0.320%, 07/30/19 (k)	4,000,000	4,000,000
ING Funding LLC 2.778%, 3M LIBOR + 0.040%, 11/04/19 (k)	5,000,000	5,000,695
Matchpoint Finance plc 2.450%, 04/01/19	2,999,388	2,999,343
Royal Bank of Canada 2.957%, 3M LIBOR + 0.160%, 01/14/20 (k)	2,000,000	2,002,090
Westpac Banking Corp. 2.766%, 1M LIBOR + 0.280%, 05/24/19 (k)	5,000,000	5,002,135

		31,989,384

Master Demand Notes—0.0%
Natixis Financial Products LLC 2.650%, OBFR + 0.250%, 04/01/19 (k)	2,000,000	2,000,000

Repurchase Agreements—2.6%
Barclays Capital, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $1,247,370; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 01/15/22 - 11/15/46, and an aggregate market value of $1,272,048.	1,247,105	1,247,105
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $8,566,805; collateralized by various Common Stock with an aggregate market value of $9,352,346.	8,500,000	8,500,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $7,520,417; collateralized by various Common Stock with an aggregate market value of $8,250,001.	7,500,000	7,500,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $1,002,722; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $2,000,467; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $2,040,001.	2,000,000	2,000,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $2,000,417; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $2,000,458; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $3,023,108; collateralized by various Common Stock with an aggregate market value of $3,300,000.	3,000,000	3,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $2,822,188; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $2,999,796.	2,800,000	2,800,000
Repurchase Agreement dated 03/29/19 at 2.600%, due on 04/05/19 with a maturity value of $4,002,022; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 7.125%, maturity dates ranging from 10/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $4,331,856.	4,000,000	4,000,000
Repurchase Agreement dated 03/29/19 at 2.600%, due on 04/05/19 with a maturity value of $50,025,278; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 7.125%, maturity dates ranging from 10/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $54,148,199.	50,000,000	50,000,000
Societe Generale Repurchase Agreement dated 03/16/18 at 2.510%, due on 04/01/19 with a maturity value of $9,136,421; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $9,898,595.	8,900,000	8,900,000
Repurchase Agreement dated 03/21/18 at 2.510%, due on 04/01/19 with a maturity value of $5,131,078; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $5,561,008.	5,000,000	5,000,000

BHFTI-21

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (j)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $4,001,976; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $4,448,807.	4,000,000	$4,000,000
Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $2,601,284; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $2,891,724.	2,600,000	2,600,000
Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $11,865,858; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $13,190,712.	11,860,000	11,860,000

		116,407,105

Time Deposits—1.1%
Canadian Imperial Bank of Commerce 2.400%, 04/01/19	5,000,000	5,000,000
Den Norske Bank 2.360%, 04/01/19	2,000,000	2,000,000
DNB Bank ASA 2.350%, 04/01/19	10,000,000	10,000,000
DZ Bank AG New York 2.430%, 04/01/19	2,000,000	2,000,000
National Australia Bank, Ltd. 2.430%, 04/01/19	7,000,000	7,000,000
Natixis New York 2.400%, 04/01/19	5,000,000	5,000,000
Nordea Bank New York 2.350%, 04/01/19	8,500,000	8,500,000
Royal Bank of Canada 2.450%, 04/01/19	2,000,000	2,000,000
Skandi New York 2.380%, 04/01/19	5,000,000	5,000,000
Svenska, New York 2.360%, 04/01/19	2,000,000	2,000,000

		48,500,000

Total Securities Lending Reinvestments (Cost $309,759,795)		309,780,526

Total Purchased Options—0.0% (l) (Cost $1,177,603)		1,351,600

Total Investments—106.1% (Cost $3,995,619,112)		4,670,815,578
Other assets and liabilities (net)—(6.1)%		(270,360,497)

Net Assets—100.0%		$4,400,455,081

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $303,679,982 and the collateral received consisted of cash in the amount of $309,611,668 and non-cash collateral with a value of $1,077,837. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Illiquid security. As of March 31, 2019, these securities represent 0.0% of net assets.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2019, these securities represent less than 0.05% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2019, the market value of securities pledged was $149,301,214.
(g)	Affiliated Issuer.
(h)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2019, the market value of securities pledged was $65,089,258.
(i)	The rate shown represents current yield to maturity.
(j)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(k)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(l)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2019, the market value of 144A securities was $81,545,785, which is 1.9% of net assets.

BHFTI-22

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	21,973,994	JPMC	06/17/19	USD	15,904,758	$(280,072)
CAD	68,096,531	BBP	06/17/19	USD	50,822,251	231,051
EUR	2,759,813	SSBT	04/10/19	USD	3,210,919	(112,988)
EUR	34,367,155	BNP	06/17/19	USD	39,368,373	(569,564)
EUR	43,039,000	JPMC	06/17/19	USD	49,143,289	(554,398)
GBP	1,217,318	BNP	06/17/19	USD	1,598,853	(7,366)
NOK	200,412,205	CBNA	06/17/19	USD	23,155,482	148,783
NZD	28,297,343	BNP	06/17/19	USD	19,529,312	(230,913)
NZD	88,764,428	MSIP	06/17/19	USD	60,752,594	(216,472)
SEK	238,635,200	CSI	06/17/19	USD	25,598,529	214,879
SEK	44,345,239	UBSA	06/17/19	USD	4,750,693	46,176

Contracts to Deliver
AUD	15,101,764	BNP	04/23/19	USD	10,762,725	35,211
AUD	1,583,664	BNP	04/23/19	USD	1,121,720	(3,233)
AUD	21,973,994	CSI	06/17/19	USD	15,618,266	(6,419)
AUD	6,977,116	CSI	06/17/19	USD	4,959,065	(2,038)
CAD	12,695,171	BNP	05/09/19	USD	9,526,046	17,144
CAD	16,169,000	BNP	06/17/19	USD	12,077,181	(45,035)
CHF	496,220	SSBT	06/13/19	USD	495,889	(5,840)
CHF	84,912,944	BBP	06/17/19	USD	84,871,586	(1,016,873)
DKK	16,714,704	SSBT	04/12/19	USD	2,562,388	48,658
EUR	1,370,264	GSBU	04/10/19	USD	1,573,741	35,600
EUR	1,020,494	MSIP	04/10/19	USD	1,150,330	4,810
EUR	1,244,116	SCB	04/10/19	USD	1,428,155	31,616
EUR	2,120,459	SSBT	04/10/19	USD	2,389,394	9,148
EUR	1,724,472	SSBT	04/10/19	USD	1,953,584	17,839
EUR	1,268,455	SSBT	04/10/19	USD	1,444,844	20,984
EUR	1,229,871	SSBT	04/10/19	USD	1,379,623	(925)
EUR	181,241,198	UBSA	04/10/19	USD	209,441,784	5,995,840
EUR	60,023,802	BBP	06/17/19	USD	68,030,376	266,489
EUR	33,908,770	CSI	06/17/19	USD	38,299,863	18,548
EUR	19,046,626	CSI	06/17/19	USD	21,886,383	383,689
EUR	44,871,825	GSBU	06/17/19	USD	51,514,784	856,725
EUR	37,861,000	MSIP	06/17/19	USD	43,096,438	353,251
GBP	28,334,222	UBSA	04/09/19	USD	37,390,434	473,220
GBP	538,962	UBSA	04/09/19	USD	701,855	(370)
GBP	4,996,860	BNP	06/17/19	USD	6,569,347	36,597
GBP	32,446,669	CSI	06/17/19	USD	42,588,852	169,017
GBP	4,996,860	CSI	06/17/19	USD	6,568,932	36,182
GBP	4,922,280	CSI	06/17/19	USD	6,499,423	64,177
JPY	177,072,068	SSBT	04/11/19	USD	1,598,024	(837)
JPY	13,908,020,685	UBSA	04/11/19	USD	125,938,522	356,975
JPY	3,121,699,000	BNP	06/17/19	USD	28,176,429	(156,702)
JPY	10,930,500,338	CBNA	06/17/19	USD	99,075,193	(132,099)
JPY	1,230,777,000	UBSA	06/17/19	USD	11,147,981	(22,784)
JPY	1,144,007,391	UBSA	06/17/19	USD	10,415,990	32,762
MXN	70,637,742	HSBC	06/13/19	USD	3,680,384	82,872
NOK	10,841,751	SSBT	04/12/19	USD	1,272,455	14,922
NZD	36,902,000	UBSA	06/17/19	USD	25,310,754	144,096
PLN	7,961,254	GSBU	04/08/19	USD	2,122,407	48,423
SEK	19,172,331	CBNA	04/12/19	USD	2,142,854	79,182
SEK	144,992,592	CSI	06/17/19	USD	15,712,008	28,013
SEK	108,337,624	CSI	06/17/19	USD	11,724,364	5,374
SGD	4,195,037	GSBU	04/17/19	USD	3,088,521	(7,779)
ZAR	51,040,510	SSBT	04/17/19	USD	3,694,757	163,740

Net Unrealized Appreciation						$7,099,286

BHFTI-23

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Canada Government Bond 10 Year Futures	06/19/19	260	CAD	36,150,400	$202,629
MSCI EAFE Index E-Mini Futures	06/21/19	1,464	USD	136,620,480	2,237,416
MSCI Emerging Markets Index Mini Futures	06/21/19	793	USD	41,925,910	(75,033)
Russell 2000 Index E-Mini Futures	06/21/19	2,008	USD	154,997,520	(2,884,867)
S&P Midcap 400 Index E-Mini Futures	06/21/19	822	USD	156,262,200	(857,257)
U.S. Treasury Note 5 Year Futures	06/28/19	246	USD	28,493,719	299,537
U.S. Treasury Ultra Long Bond Futures	06/19/19	301	USD	50,568,000	1,861,093

Futures Contracts—Short
Euro STOXX 50 Index Futures	06/21/19	(223)	EUR	(7,296,560)	(116,658)
Euro-Bund Futures	06/06/19	(297)	EUR	(49,402,980)	(807,086)
FTSE 100 Index Futures	06/21/19	(583)	GBP	(42,043,045)	(1,160,011)
Hang Seng Index Futures	04/29/19	(239)	HKD	(347,470,150)	(507,901)
Japanese Government 10 Year Bond Futures	06/13/19	(131)	JPY	(20,079,680,000)	(845,903)
S&P 500 Index E-Mini Futures	06/21/19	(1,202)	USD	(170,551,780)	(1,427,057)
SPI 200 Index Futures	06/20/19	(102)	AUD	(15,736,050)	12,472
TOPIX Index Futures	06/13/19	(245)	JPY	(3,900,400,000)	(166,746)
United Kingdom Long Gilt Bond Futures	06/26/19	(347)	GBP	(44,891,390)	(958,809)

Net Unrealized Depreciation					$(5,194,181)

Purchased Options

OTC Options on Equity Indices	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation
Call - S&P 500 Index	USD	2,875	GSI	04/18/19	124,000	USD	124,000	$1,177,603	$1,351,600	$173,997

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Received	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	Quarterly	2.407%	Semi-Annually	04/01/29	USD	1,095,880,000	$(2,116,144)	$—	$(2,116,144)
Pay	3M LIBOR	Quarterly	2.805%	Semi-Annually	12/28/28	USD	1,040,600,000	34,946,990	—	34,946,990
Receive	3M LIBOR	Semi-Annually	2.805%	Quarterly	12/28/28	USD	1,040,600,000	(34,991,008)	(37,011,791)	2,020,783

Totals								$(2,160,162)	$(37,011,791)	$34,851,629

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(GSBU)—	Goldman Sachs Bank USA
(GSI)—	Goldman Sachs International
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(SCB)—	Standard Chartered Bank
(SSBT)—	State Street Bank and Trust
(UBSA)—	UBS AG

BHFTI-24

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Glossary of Abbreviations—(Continued)

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$29,521,282	$17,635,287	$—	$47,156,569
Air Freight & Logistics	7,049,841	4,205,575	—	11,255,416
Airlines	4,801,824	1,662,342	—	6,464,166
Auto Components	1,385,038	11,635,800	—	13,020,838
Automobiles	4,268,467	33,249,158	—	37,517,625
Banks	62,074,778	117,558,337	0	179,633,115
Beverages	21,299,763	27,564,680	—	48,864,443
Biotechnology	27,494,383	6,929,731	—	34,424,114
Building Products	3,310,752	9,060,185	—	12,370,937
Capital Markets	30,161,164	27,188,011	—	57,349,175
Chemicals	22,621,772	38,188,368	—	60,810,140
Commercial Services & Supplies	4,518,953	6,358,379	—	10,877,332
Communications Equipment	14,475,743	5,094,510	—	19,570,253
Construction & Engineering	942,333	11,064,944	—	12,007,277
Construction Materials	1,357,794	6,625,511	—	7,983,305
Consumer Finance	7,699,511	490,914	—	8,190,425
Containers & Packaging	3,592,027	1,868,091	—	5,460,118
Distributors	1,218,175	199,383	—	1,417,558
Diversified Consumer Services	235,929	157,891	—	393,820
Diversified Financial Services	19,033,301	8,192,510	—	27,225,811
Diversified Telecommunication Services	23,275,699	25,818,364	—	49,094,063
Electric Utilities	22,508,927	23,277,921	—	45,786,848
Electrical Equipment	5,683,107	16,156,826	—	21,839,933
Electronic Equipment, Instruments & Components	5,319,390	18,259,276	—	23,578,666
Energy Equipment & Services	6,073,841	1,219,070	—	7,292,911

BHFTI-25

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Entertainment	$21,063,310	$7,364,851	$—	$28,428,161
Equity Real Estate Investment Trusts	136,491,766	58,212,529	—	194,704,295
Food & Staples Retailing	16,703,582	16,824,299	—	33,527,881
Food Products	13,192,125	40,538,627	—	53,730,752
Gas Utilities	572,806	5,195,849	—	5,768,655
Health Care Equipment & Supplies	39,997,781	15,839,477	—	55,837,258
Health Care Providers & Services	31,787,461	6,319,644	—	38,107,105
Health Care Technology	901,629	599,474	—	1,501,103
Hotels, Restaurants & Leisure	21,564,197	16,610,303	—	38,174,500
Household Durables	3,577,624	13,208,456	—	16,786,080
Household Products	19,203,451	8,981,152	—	28,184,603
Independent Power and Renewable Electricity Producers	1,165,358	1,124,537	—	2,289,895
Industrial Conglomerates	17,607,108	16,009,395	—	33,616,503
Insurance	26,917,460	64,601,293	—	91,518,753
Interactive Media & Services	54,981,130	1,801,838	—	56,782,968
Internet & Direct Marketing Retail	42,069,839	1,671,873	—	43,741,712
IT Services	59,314,067	10,732,620	—	70,046,687
Leisure Products	686,521	2,701,813	—	3,388,334
Life Sciences Tools & Services	12,229,591	3,445,941	—	15,675,532
Machinery	18,217,439	28,792,230	—	47,009,669
Marine	—	2,114,996	—	2,114,996
Media	15,801,543	8,142,802	—	23,944,345
Metals & Mining	2,689,404	36,113,060	—	38,802,464
Multi-Utilities	12,309,954	12,294,509	—	24,604,463
Multiline Retail	5,856,996	6,046,900	—	11,903,896
Oil, Gas & Consumable Fuels	55,791,835	66,261,427	—	122,053,262
Paper & Forest Products	—	3,032,509	—	3,032,509
Personal Products	2,021,710	26,252,639	—	28,274,349
Pharmaceuticals	56,217,012	94,594,026	—	150,811,038
Professional Services	3,455,473	15,133,891	—	18,589,364
Real Estate Management & Development	1,334,531	61,169,635	—	62,504,166
Road & Rail	12,267,625	15,106,424	—	27,374,049
Semiconductors & Semiconductor Equipment	47,461,276	12,884,923	—	60,346,199
Software	75,025,038	15,117,859	—	90,142,897
Specialty Retail	27,243,831	9,254,112	—	36,497,943
Technology Hardware, Storage & Peripherals	46,148,694	6,377,469	—	52,526,163
Textiles, Apparel & Luxury Goods	8,735,688	27,812,790	—	36,548,478
Tobacco	11,790,540	13,922,872	—	25,713,412
Trading Companies & Distributors	2,489,458	14,621,625	—	17,111,083
Transportation Infrastructure	—	7,128,905	—	7,128,905
Water Utilities	904,560	1,129,472	—	2,034,032
Wireless Telecommunication Services	—	19,312,018	—	19,312,018
Total Common Stocks	1,255,713,207	1,214,062,128	0	2,469,775,335
Total U.S. Treasury & Government Agencies*	—	1,030,103,200	—	1,030,103,200
Total Foreign Government*	—	416,013,793	—	416,013,793
Mutual Funds
Investment Company Securities	306,346,303	373,708	—	306,720,011
Total Preferred Stocks*	—	5,886,493	—	5,886,493
Total Short-Term Investments*	—	131,184,620	—	131,184,620
Total Securities Lending Reinvestments*	—	309,780,526	—	309,780,526
Total Purchased Options*	$—	$1,351,600	$—	$1,351,600
Total Investments	$1,562,059,510	$3,108,756,068	$0	$4,670,815,578

Collateral for Securities Loaned (Liability)	$—	$(309,611,668)	$—	$(309,611,668)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$10,471,993	$—	$10,471,993
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,372,707)	—	(3,372,707)
Total Forward Contracts	$—	$7,099,286	$—	$7,099,286

BHFTI-26

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$4,613,147	$—	$—	$4,613,147
Futures Contracts (Unrealized Depreciation)	(9,807,328)	—	—	(9,807,328)
Total Futures Contracts	$(5,194,181)	$—	$—	$(5,194,181)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$36,967,773	$—	$36,967,773
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(2,116,144)	—	(2,116,144)
Total Centrally Cleared Swap Contracts	$—	$34,851,629	$—	$34,851,629

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2019 is not presented.

BHFTI-27

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	11,598,252	$369,172,357
American Funds American Mutual Fund (Class R-6)	9,048,153	368,078,869
American Funds Blue Chip Income and Growth Fund (Class 1) (a)	26,867,239	368,618,521
American Funds Bond Fund (Class 1) (a)	54,801,078	594,043,689
American Funds Fundamental Investors Fund (Class R-6)	6,307,424	368,290,501
American Funds Global Bond Fund (Class 1) (a)	11,641,392	136,320,699
American Funds Global Small Capitalization Fund (Class 1) (a)	5,498,109	137,727,624
American Funds Growth Fund (Class 1)	5,220,131	414,269,569
American Funds Growth-Income Fund (Class 1)	8,129,248	414,754,229
American Funds High-Income Bond Fund (Class 1) (a)	18,230,866	183,402,510
American Funds International Fund (Class 1) (a)	13,886,641	276,621,884
American Funds International Growth and Income Fund (Class 1) (a)	21,439,288	367,255,002

Investment Company Securities—(Continued)
American Funds New World Fund (Class 1)	3,822,813	92,129,797
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	41,140,015	501,496,788

Total Mutual Funds (Cost $4,148,643,907)		4,592,182,039

Total Investments—100.1% (Cost $4,148,643,907)		4,592,182,039
Other assets and liabilities (net)—(0.1)%		(2,583,981)

Net Assets—100.0%		$4,589,598,058

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,592,182,039	$—	$—	$4,592,182,039
Total Investments	$4,592,182,039	$—	$—	$4,592,182,039

BHFTI-28

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	11,481,665	$365,461,401
American Funds American Mutual Fund (Class R-6)	7,450,049	303,067,999
American Funds Blue Chip Income and Growth Fund (Class 1) (a)	22,218,831	304,842,364
American Funds Bond Fund (Class 1)	10,664,839	115,606,851
American Funds Fundamental Investors Fund (Class R-6)	5,715,447	333,724,948
American Funds Global Bond Fund (Class 1) (a)	4,897,058	57,344,547
American Funds Global Small Capitalization Fund (Class 1) (a)	6,043,953	151,401,026
American Funds Growth Fund (Class 1)	4,209,072	334,031,966
American Funds Growth-Income Fund (Class 1)	5,969,508	304,564,318
American Funds High-Income Bond Fund (Class 1) (a)	8,828,415	88,813,855
American Funds International Fund (Class 1)	12,227,396	243,569,727
American Funds International Growth and Income Fund (Class 1) (a)	17,678,066	302,825,277

Security Description	Shares	Value

Investment Company Securities—(Continued)
American Funds New World Fund (Class 1)	3,786,500	$91,254,656
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1)	2,349,382	28,638,967

Total Mutual Funds (Cost $2,613,573,187)		3,025,147,902

Total Investments—100.1% (Cost $2,613,573,187)		3,025,147,902
Other assets and liabilities (net)—(0.1)%		(1,775,353)

Net Assets—100.0%		$3,023,372,549

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,025,147,902	$—	$—	$3,025,147,902
Total Investments	$3,025,147,902	$—	$—	$3,025,147,902

BHFTI-29

Brighthouse Funds Trust I

American Funds Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Mutual Fund—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds Growth Fund (Class 1) (a) (Cost $1,031,779,841)	15,450,470	$1,226,149,333

Total Investments—100.1% (Cost $1,031,779,841)		1,226,149,333
Other assets and liabilities (net)—(0.1)%		(796,126)

Net Assets—100.0%		$1,225,353,207

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$1,226,149,333	$—	$—	$1,226,149,333
Total Investments	$1,226,149,333	$—	$—	$1,226,149,333

BHFTI-30

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	4,114,744	$130,972,308
American Funds American Mutual Fund (Class R-6)	5,789,594	235,520,702
American Funds Blue Chip Income and Growth Fund (Class 1)	15,270,639	209,513,162
American Funds Bond Fund (Class 1) (a)	45,663,648	494,993,948
American Funds Fundamental Investors Fund (Class R-6)	2,235,797	130,548,212
American Funds Global Bond Fund (Class 1) (a)	6,654,395	77,922,968
American Funds Global Small Capitalization Fund (Class 1)	1,039,287	26,034,134
American Funds Growth Fund (Class 1)	1,646,747	130,685,856
American Funds Growth-Income Fund (Class 1)	4,105,526	209,463,925
American Funds High-Income Bond Fund (Class 1) (a)	12,976,393	130,542,509
American Funds International Fund (Class 1)	6,562,398	130,722,967
American Funds International Growth and Income Fund (Class 1) (a)	9,107,845	156,017,382

Investment Company Securities—(Continued)
American Funds New World Fund (Class 1)	1,083,750	26,118,379
American Funds U.S. Government/AAA - Rated Securities Fund (Class 1) (a)	42,694,651	520,447,791

Total Mutual Funds (Cost $2,434,650,253)		2,609,504,243

Total Investments—100.1% (Cost $2,434,650,253)		2,609,504,243
Other assets and liabilities (net)—(0.1)%		(1,580,414)

Net Assets—100.0%		$2,607,923,829

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,609,504,243	$—	$—	$2,609,504,243
Total Investments	$2,609,504,243	$—	$—	$2,609,504,243

BHFTI-31

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—24.9% of Net Assets

Security Description	Shares/ Principal Amount*	Value

U.S. Treasury—24.9%
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/22 (a)	248,462,847	$245,943,638
0.125%, 07/15/26 (a)	134,384,119	131,495,429
0.375%, 07/15/25 (a)	65,274,255	65,247,468
0.375%, 07/15/27 (a)	67,549,911	67,070,622
0.625%, 04/15/23 (a)	186,379,527	187,738,748
0.625%, 01/15/26 (a)	121,043,926	122,458,345

Total U.S. Treasury & Government Agencies (Cost $814,001,540)		819,954,250

Foreign Government—20.3%

Sovereign—20.3%
Deutsche Bundesrepublik Inflation Linked Bonds
0.100%, 04/15/23 (EUR) (a)	93,359,469	111,877,018
0.100%, 04/15/26 (EUR) (a)	88,075,500	109,510,079
France Government Bond OAT
0.100%, 03/01/25 (EUR) (a)	32,798,304	39,318,495
0.100%, 03/01/28 (EUR) (a)	21,966,030	26,631,838
0.250%, 07/25/24 (EUR) (a)	35,397,080	43,333,969
0.700%, 07/25/30 (144A) (EUR) (a)	16,457,920	21,672,568
1.850%, 07/25/27 (EUR) (a)	28,082,389	39,581,545
United Kingdom Gilt Inflation Linked Bond 0.125%, 03/22/24 (GBP) (a)	107,081,758	158,645,530
0.125%, 03/22/26 (GBP) (a)	74,212,740	114,988,068

Total Foreign Government (Cost $662,838,714)		665,559,110

Short-Term Investments—50.4%

Mutual Funds—35.9%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 2.290% (b)	283,253,395	283,253,395
Dreyfus Treasury Cash Management Fund, Institutional Class, 2.282% (b)	277,111,982	277,111,982
State Street Institutional Liquid Reserves Fund, Institutional Class, 2.471% (b)	70,849,060	70,856,145
State Street Institutional Treasury Plus Money Market Fund, Class I, 2.335% (b) (c)	234,401,411	234,401,411

Mutual Funds—(Continued)
UBS Select Treasury Preferred Fund, Institutional Class, 2.320% (b)	313,545,580	313,545,580

		1,179,168,513

U.S. Treasury—14.5%
U.S. Treasury Bills
2.395%, 07/05/19 (d)	45,000,000	44,719,334
2.412%, 08/01/19 (d)	37,491,000	37,188,614
2.414%, 07/18/19 (d) (e)	46,940,000	46,607,841
2.415%, 09/26/19 (d)	11,850,000	11,711,431
2.416%, 07/25/19 (d)	37,491,000	37,206,563
2.421%, 07/11/19 (d)	54,998,000	54,632,116
2.426%, 08/08/19 (d)	37,491,000	37,171,376
2.445%, 08/22/19 (d)	45,000,000	44,574,098
2.450%, 08/15/19 (d) (e)	47,832,000	47,400,989
2.450%, 09/19/19 (d)	17,183,000	16,988,930
2.455%, 08/29/19 (d)	41,433,000	41,025,964
2.475%, 05/30/19 (d)	41,167,000	41,008,281
2.480%, 06/13/19 (d) (e)	17,847,000	17,761,315

		477,996,852

Total Short-Term Investments (Cost $1,657,066,772)		1,657,165,365

Total Investments—95.6% (Cost $3,133,907,026)		3,142,678,725
Other assets and liabilities (net)—4.4%		146,088,952

Net Assets—100.0%		$3,288,767,677

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	The rate shown represents the annualized seven-day yield as of March 31, 2019.
(c)	All or a portion of the security was pledged as collateral against open OTC swap contracts. As of March 31, 2019, the market value of securities pledged was $62,530,812.
(d)	The rate shown represents current yield to maturity.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2019, the market value of securities pledged was $2,715,245.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2019, the market value of 144A securities was $21,672,568, which is 0.7% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CHF	30,937	CBNA	06/19/19	USD	31,239	$60
CHF	30,937	CBNA	06/19/19	USD	31,237	61
CHF	30,937	CBNA	06/19/19	USD	31,272	26
CHF	30,937	CBNA	06/19/19	USD	31,344	(46)
CHF	30,937	CBNA	06/19/19	USD	31,304	(6)
CHF	30,937	CBNA	06/19/19	USD	31,206	92

BHFTI-32

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CHF	30,937	CBNA	06/19/19	USD	30,969	$329
CHF	30,937	CBNA	06/19/19	USD	30,955	344
CHF	30,938	CBNA	06/19/19	USD	30,988	312
CHF	30,938	CBNA	06/19/19	USD	31,272	27
CHF	30,938	CBNA	06/19/19	USD	31,291	8
CHF	30,938	CBNA	06/19/19	USD	31,239	61
CHF	30,938	CBNA	06/19/19	USD	31,464	(165)
CHF	30,938	CBNA	06/19/19	USD	31,194	105
CHF	30,938	CBNA	06/19/19	USD	31,088	211
CHF	30,938	CBNA	06/19/19	USD	30,969	330
EUR	4,320,629	CBNA	06/19/19	USD	4,897,516	(18,906)
EUR	4,669,066	CBNA	06/19/19	USD	5,334,475	(62,430)
EUR	4,669,066	CBNA	06/19/19	USD	5,342,786	(70,740)
EUR	4,669,066	CBNA	06/19/19	USD	5,352,451	(80,405)
EUR	4,669,066	CBNA	06/19/19	USD	5,344,112	(72,067)
EUR	4,669,066	CBNA	06/19/19	USD	5,354,178	(82,133)
EUR	4,669,066	CBNA	06/19/19	USD	5,350,410	(78,365)
EUR	4,669,066	CBNA	06/19/19	USD	5,366,668	(94,623)
EUR	4,669,066	CBNA	06/19/19	USD	5,367,135	(95,090)
EUR	4,669,066	CBNA	06/19/19	USD	5,342,720	(70,675)
EUR	4,669,066	CBNA	06/19/19	USD	5,321,336	(49,291)
EUR	4,669,066	CBNA	06/19/19	USD	5,281,032	(8,987)
EUR	4,669,067	CBNA	06/19/19	USD	5,360,646	(88,600)
EUR	4,669,067	CBNA	06/19/19	USD	5,335,298	(63,251)
EUR	4,669,067	CBNA	06/19/19	USD	5,327,939	(55,893)

Contracts to Deliver
CAD	31,438	CBNA	06/19/19	USD	23,829	258
CAD	31,438	CBNA	06/19/19	USD	23,890	319
CAD	31,438	CBNA	06/19/19	USD	23,919	349
CAD	31,438	CBNA	06/19/19	USD	23,980	409
CAD	31,438	CBNA	06/19/19	USD	23,766	195
CAD	31,438	CBNA	06/19/19	USD	23,610	39
CAD	31,438	CBNA	06/19/19	USD	23,480	(91)
CAD	31,438	CBNA	06/19/19	USD	23,493	(78)
CAD	31,437	CBNA	06/19/19	USD	23,972	402
CAD	31,437	CBNA	06/19/19	USD	23,909	339
CAD	31,437	CBNA	06/19/19	USD	23,907	337
CAD	31,437	CBNA	06/19/19	USD	23,882	312
CAD	31,437	CBNA	06/19/19	USD	23,677	107
CAD	31,437	CBNA	06/19/19	USD	23,448	(122)
CAD	31,437	CBNA	06/19/19	USD	23,453	(117)
CAD	31,437	CBNA	06/19/19	USD	23,550	(20)
EUR	27,945,986	CBNA	06/19/19	USD	32,045,467	490,442
EUR	27,945,986	CBNA	06/19/19	USD	32,168,154	613,128
EUR	27,945,986	CBNA	06/19/19	USD	31,964,393	409,368
EUR	27,945,986	CBNA	06/19/19	USD	31,858,134	303,109
EUR	27,945,986	CBNA	06/19/19	USD	31,602,210	47,185
EUR	27,945,985	CBNA	06/19/19	USD	32,127,404	572,379
EUR	27,945,985	CBNA	06/19/19	USD	32,098,190	543,165
EUR	27,945,985	CBNA	06/19/19	USD	31,908,501	353,476
EUR	27,945,985	CBNA	06/19/19	USD	31,879,222	324,198
EUR	27,945,985	CBNA	06/19/19	USD	31,896,941	341,917
EUR	27,945,985	CBNA	06/19/19	USD	32,005,681	450,657
EUR	27,945,985	CBNA	06/19/19	USD	32,007,491	452,467
EUR	27,945,985	CBNA	06/19/19	USD	31,991,305	436,280

BHFTI-33

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	27,945,985	CBNA	06/19/19	USD	32,041,642	$486,618
EUR	25,860,464	CBNA	06/19/19	USD	29,316,908	116,735
GBP	15,971,237	CBNA	06/19/19	USD	20,757,659	(124,777)
GBP	15,971,237	CBNA	06/19/19	USD	20,938,213	55,777
GBP	15,971,237	CBNA	06/19/19	USD	21,000,181	117,745
GBP	15,971,237	CBNA	06/19/19	USD	20,909,146	26,709
GBP	15,971,237	CBNA	06/19/19	USD	21,122,010	239,573
GBP	15,971,237	CBNA	06/19/19	USD	21,259,394	376,957
GBP	15,971,237	CBNA	06/19/19	USD	21,171,999	289,563
GBP	15,971,237	CBNA	06/19/19	USD	21,043,224	160,787
GBP	15,971,236	CBNA	06/19/19	USD	20,989,959	107,523
GBP	15,971,236	CBNA	06/19/19	USD	21,377,100	494,665
GBP	15,971,235	CBNA	06/19/19	USD	21,222,098	339,664
GBP	15,971,235	CBNA	06/19/19	USD	21,077,799	195,365
GBP	15,763,817	CBNA	06/19/19	USD	20,725,826	114,592
HKD	7,156,000	CBNA	06/19/19	USD	914,096	356
HKD	3,290,400	CBNA	06/19/19	USD	420,836	689
HKD	3,290,400	CBNA	06/19/19	USD	420,890	743
HKD	3,290,400	CBNA	06/19/19	USD	420,766	619
HKD	3,290,400	CBNA	06/19/19	USD	420,596	449
HKD	3,290,400	CBNA	06/19/19	USD	420,465	318
HKD	1,868,000	CBNA	06/19/19	USD	238,537	15
HKD	1,599,000	CBNA	06/19/19	USD	204,235	61
JPY	10,821,250	CBNA	06/19/19	USD	98,606	375
JPY	10,821,250	CBNA	06/19/19	USD	98,662	430
JPY	10,821,250	CBNA	06/19/19	USD	98,714	483
JPY	10,821,250	CBNA	06/19/19	USD	97,832	(400)

Net Unrealized Appreciation						$7,352,336

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Aluminum Futures	04/03/19	8	USD	378,724	$17,109
Aluminum Futures	04/08/19	4	USD	189,669	3,213
Aluminum Futures	04/25/19	9	USD	428,321	2,456
Aluminum Futures	04/30/19	8	USD	381,156	(1,232)
Aluminum Futures	05/07/19	8	USD	381,750	(1,616)
Aluminum Futures	05/15/19	8	USD	380,250	7,361
Aluminum Futures	05/31/19	6	USD	285,986	(476)
Aluminum Futures	06/14/19	6	USD	286,694	1,213
Aluminum Futures	06/19/19	271	USD	12,947,025	(10,402)
Aluminum Futures	06/27/19	13	USD	621,332	677
Amsterdam AEX Index Futures	04/18/19	59	EUR	6,465,692	185,431
Australian 10 Year Treasury Bond Futures	06/17/19	1,102	AUD	152,689,307	2,013,398
CAC 40 Index Futures	04/18/19	384	EUR	20,517,120	414,177
Canada Government Bond 10 Year Futures	06/19/19	1,278	CAD	177,693,120	2,669,186
Copper Futures	05/29/19	322	USD	23,634,800	549,728
Cotton No. 2 Futures	05/08/19	26	USD	1,008,930	43,478
DAX Index Futures	06/21/19	55	EUR	15,859,938	(9,811)
Euro STOXX 50 Index Futures	06/21/19	1,577	EUR	51,599,440	998,530
Euro-Bund Futures	06/06/19	4,949	EUR	823,216,660	17,409,408
FTSE 100 Index Futures	06/21/19	739	GBP	53,292,985	1,490,870

BHFTI-34

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
FTSE JSE Top 40 Index Futures	06/20/19	413	ZAR	209,733,790	$58,871
FTSE MIB Index Futures	06/21/19	40	EUR	4,148,200	149,780
Hang Seng China Enterprises Index Futures	04/29/19	169	HKD	96,110,300	80,758
Hang Seng Index Futures	04/29/19	26	HKD	37,800,100	68,800
IBEX 35 Index Futures	04/18/19	58	EUR	5,329,272	41,030
Japanese Government 10 Year Bond Futures	06/13/19	239	JPY	36,633,920,000	1,193,994
KOSPI 200 Index Futures	06/13/19	518	KRW	35,897,400,000	53,554
Lean Hogs Futures	06/14/19	217	USD	7,686,140	796,943
Live Cattle Futures	06/28/19	31	USD	1,475,600	(12,709)
MSCI Taiwan Index Futures	04/29/19	696	USD	27,192,720	284,086
Nickel Futures	04/03/19	4	USD	309,553	50,645
Nickel Futures	04/08/19	1	USD	77,434	10,861
Nickel Futures	04/25/19	3	USD	232,713	19,347
Nickel Futures	04/30/19	3	USD	232,814	8,763
Nickel Futures	05/07/19	3	USD	232,956	(1,047)
Nickel Futures	05/15/19	3	USD	233,118	13,323
Nickel Futures	05/31/19	2	USD	155,598	(3,415)
Nickel Futures	06/14/19	3	USD	233,643	480
Nickel Futures	06/19/19	118	USD	9,193,380	(59,621)
Nickel Futures	06/27/19	6	USD	467,419	(2,031)
Russell 2000 Index E-Mini Futures	06/21/19	905	USD	69,856,950	199,015
S&P 500 Index E-Mini Futures	06/21/19	5,298	USD	751,733,220	19,180,547
S&P Midcap 400 Index E-Mini Futures	06/21/19	402	USD	76,420,200	980,850
S&P TSX 60 Index Futures	06/20/19	286	CAD	54,746,120	158,418
SPI 200 Index Futures	06/20/19	259	AUD	39,957,225	(2,099)
Soybean Futures	05/14/19	100	USD	4,421,250	(170,896)
Soybean Meal Futures	05/14/19	310	USD	9,501,500	(130,980)
Soybean Oil Futures	05/14/19	218	USD	3,709,488	(299,619)
Sugar No. 11 Futures	04/30/19	511	USD	7,171,170	(64,917)
TOPIX Index Futures	06/13/19	686	JPY	10,921,120,000	(494,001)
U.S. Treasury Note 10 Year Futures	06/19/19	9,103	USD	1,130,763,281	16,406,660
United Kingdom Long Gilt Bond Futures	06/26/19	858	GBP	110,999,460	2,306,713
Wheat Futures	05/14/19	29	USD	663,738	(12,766)
Zinc Futures	04/03/19	4	USD	299,675	60,267
Zinc Futures	04/08/19	4	USD	299,300	50,551
Zinc Futures	04/25/19	14	USD	1,038,296	110,758
Zinc Futures	04/30/19	9	USD	666,761	54,435
Zinc Futures	05/07/19	7	USD	517,892	43,312
Zinc Futures	05/15/19	5	USD	369,219	38,720
Zinc Futures	05/31/19	4	USD	294,261	14,824
Zinc Futures	06/14/19	4	USD	293,652	10,929
Zinc Futures	06/19/19	147	USD	10,785,206	758,087
Zinc Futures	06/27/19	6	USD	438,669	8,327

Futures Contracts—Short
Aluminum Futures	04/03/19	(8)	USD	(378,724)	(18,048)
Aluminum Futures	04/08/19	(4)	USD	(189,669)	(3,231)
Aluminum Futures	04/25/19	(9)	USD	(428,321)	(2,310)
Aluminum Futures	04/30/19	(8)	USD	(381,156)	245
Aluminum Futures	05/07/19	(8)	USD	(381,750)	1,677
Aluminum Futures	05/15/19	(8)	USD	(380,250)	(6,674)
Aluminum Futures	05/31/19	(6)	USD	(285,986)	(28)
Aluminum Futures	06/14/19	(6)	USD	(286,694)	(1,708)
Aluminum Futures	06/27/19	(13)	USD	(621,332)	(3,383)
Nickel Futures	04/03/19	(4)	USD	(309,553)	(49,860)

BHFTI-35

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Nickel Futures	04/08/19	(1)	USD	(77,434)	$(10,537)
Nickel Futures	04/25/19	(3)	USD	(232,713)	(20,682)
Nickel Futures	04/30/19	(3)	USD	(232,814)	(8,723)
Nickel Futures	05/07/19	(3)	USD	(232,956)	1,395
Nickel Futures	05/15/19	(3)	USD	(233,118)	(13,932)
Nickel Futures	05/31/19	(2)	USD	(155,598)	3,156
Nickel Futures	06/14/19	(3)	USD	(233,643)	1,249
Nickel Futures	06/27/19	(6)	USD	(467,419)	2,903
Zinc Futures	04/03/19	(4)	USD	(299,675)	(59,237)
Zinc Futures	04/08/19	(4)	USD	(299,300)	(49,612)
Zinc Futures	04/25/19	(14)	USD	(1,038,296)	(112,230)
Zinc Futures	04/30/19	(9)	USD	(666,761)	(52,987)
Zinc Futures	05/07/19	(7)	USD	(517,892)	(40,687)
Zinc Futures	05/15/19	(5)	USD	(369,219)	(38,421)
Zinc Futures	05/31/19	(4)	USD	(294,261)	(14,773)
Zinc Futures	06/14/19	(4)	USD	(293,652)	(9,264)
Zinc Futures	06/27/19	(6)	USD	(438,669)	(9,162)

Net Unrealized Appreciation					$67,227,381

Swap Agreements

OTC Total Return Swaps

Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)[1]
04/29/19	CBNA	Brent Crude Futures	USD	10,350,800	$56,520	$—	$56,520
04/29/19	MLI	Brent Crude Futures	USD	14,660,980	3,880	—	3,880
06/19/19	BOA	Canada Government Bond 10 Year Futures	CAD	2,725,496	41,384	—	41,384
04/12/19	CBNA	Coffee “C” Futures	USD	467,570	(6,883)	—	(6,883)
04/12/19	MLI	Coffee “C” Futures	USD	6,870,838	(740,151)	—	(740,151)
04/03/19	MLI	Commodity Excess-Return Index (a)	USD	910,448,502	3,282,836	—	3,282,836
04/26/19	CBNA	Corn No. 2 Futures	USD	1,452,410	(62,060)	—	(62,060)
04/26/19	MLI	Corn No. 2 Futures	USD	15,691,513	(1,146,313)	—	(1,146,313)
04/12/19	CBNA	Cotton No. 2 Futures	USD	1,755,081	68,754	—	68,754
04/12/19	MLI	Cotton No. 2 Futures	USD	1,381,210	54,575	—	54,575
04/18/19	CBNA	Crude Oil Futures	USD	12,609,390	681,550	—	681,550
04/18/19	MLI	Crude Oil Futures	USD	13,402,500	670,260	—	670,260
06/06/19	BOA	Euro Bund Futures	EUR	22,453,067	376,362	—	376,362
05/31/19	CBNA	Gold 100 oz. Futures	USD	26,860,125	(240,875)	—	(240,875)
05/31/19	MLI	Gold 100 oz. Futures	USD	9,157,360	(67,860)	—	(67,860)
04/29/19	GSI	Hang Seng China Enterprises Index Futures	HKD	209,163,151	159,982	—	159,982
04/29/19	MLI	Hang Seng China Enterprises Index Futures	HKD	293,455,702	361,403	—	361,403
04/29/19	GSI	Hang Seng Index Futures	HKD	14,322,739	27,486	—	27,486
04/29/19	MLI	Hang Seng Index Futures	HKD	78,595,424	174,055	—	174,055
04/17/19	MLI	Ibovespa Futures	BRL	68,342,684	(172,688)	—	(172,688)
06/13/19	BOA	Japanese Government 10 Year Bond Futures	JPY	11,304,846,800	341,723	—	341,723
06/07/19	MLI	Live Cattle Futures	USD	9,814,144	(56,144)	—	(56,144)
06/26/19	BOA	Long Gilt Futures	GBP	39,047,883	870,958	—	870,958
05/09/19	CBNA	Low Sulphur Gas Oil Futures	USD	5,151,640	(50,740)	—	(50,740)
05/09/19	MLI	Low Sulphur Gas Oil Futures	USD	3,431,400	(30,800)	—	(30,800)
04/29/19	CBNA	NY Harbor ULSD Futures	USD	5,981,118	(102,403)	—	(102,403)
04/29/19	MLI	NY Harbor ULSD Futures	USD	1,093,357	(16,972)	—	(16,972)
04/26/19	CBNA	Natural Gas Futures	USD	9,782,620	(651,960)	—	(651,960)
04/26/19	MLI	Natural Gas Futures	USD	14,292,600	(1,035,840)	—	(1,035,840)

BHFTI-36

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

OTC Total Return Swaps—(Continued)

Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)[1]
04/29/19	CBNA	RBOB Gasoline Futures	USD	3,820,136	$133,114	$—	$133,114
04/29/19	MLI	RBOB Gasoline Futures	USD	5,073,923	223,432	—	223,432
04/30/19	CBNA	Silver Futures	USD	7,549,200	(296,400)	—	(296,400)
04/30/19	MLI	Silver Futures	USD	3,688,200	(137,350)	—	(137,350)
04/26/19	CBNA	Soybean Futures	USD	12,891,790	(600,715)	—	(600,715)
04/26/19	CBNA	Soybean Oil Futures	USD	5,739,121	(498,193)	—	(498,193)
04/15/19	CBNA	Sugar No. 11 Futures	USD	1,438,615	(21,221)	—	(21,221)
04/15/19	MLI	Sugar No. 11 Futures	USD	455,168	(6,093)	—	(6,093)
06/21/19	MLI	Swiss Market Index Futures	CHF	34,975,037	712,099	—	712,099
06/19/19	BOA	U.S. Treasury Note 10 Year Futures	USD	985,799,015	14,534,578	—	14,534,578
04/26/19	CBNA	Wheat Futures	USD	2,969,711	(432,711)	—	(432,711)
04/26/19	CBNA	Wheat Futures	USD	8,400,473	(1,007,810)	—	(1,007,810)
04/26/19	MLI	Wheat Futures	USD	742,250	(75,750)	—	(75,750)

Totals					$15,317,019	$—	$15,317,019

(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

(a)

The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Merrill Lynch International, as of March 31, 2019:

Futures Contracts—Long	Notional Value	Component Weighting
Gold 100 oz.	$106,977,051	11.7%
WTI Crude	81,885,616	9.0%
Brent Crude	74,715,215	8.2%
Copper Comex	70,730,457	7.8%
Natural Gas	67,041,293	7.4%
Soybeans	50,035,383	5.5%
Corn No. 2 Yellow	47,700,392	5.2%
LME Primary Aluminum	38,607,424	4.2%
Live Cattle	34,298,361	3.8%
Zinc	32,810,175	3.6%
Silver	32,363,905	3.6%
Soybean Meal	28,430,188	3.1%
RBOB Gasoline	27,684,203	3.0%
LME Primary Nickel	27,345,809	3.0%
Sugar No. 11	27,066,879	3.0%
Soybean Oil	26,800,021	2.9%
Low Sulphur Gasoil	25,456,286	2.8%
Wheat	24,147,207	2.7%
Lean Hogs	22,961,715	2.5%
Heating Oil	20,863,127	2.3%
Coffee “C”	19,783,156	2.2%
Cotton No. 2	13,144,068	1.4%
KC Hard Red Winter Wheat	9,600,571	1.1%

	$910,448,502	100%

BHFTI-37

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Glossary of Abbreviations

Counterparties

(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(GSI)—	Goldman Sachs International
(MLI)—	Merrill Lynch International

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(USD)—	United States Dollar
(ZAR)—	South African Rand

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$819,954,250	$—	$819,954,250
Total Foreign Government*	—	665,559,110	—	665,559,110
Total Short-Term Investments*	1,179,168,513	477,996,852	—	1,657,165,365
Total Investments	$1,179,168,513	$1,963,510,212	$—	$3,142,678,725

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$8,469,614	$—	$8,469,614
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,117,278)	—	(1,117,278)
Total Forward Contracts	$—	$7,352,336	$—	$7,352,336
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$69,030,508	$—	$—	$69,030,508
Futures Contracts (Unrealized Depreciation)	(1,803,127)	—	—	(1,803,127)
Total Futures Contracts	$67,227,381	$—	$—	$67,227,381
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$22,774,951	$—	$22,774,951
OTC Swap Contracts at Value (Liabilities)	—	(7,457,932)	—	(7,457,932)
Total OTC Swap Contracts	$—	$15,317,019	$—	$15,317,019

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-38

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Mutual Funds—64.7% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—64.7%
Communication Services Select Sector SPDR Fund (a)	2,882,694	$134,823,598
Consumer Discretionary Select Sector SPDR Fund (a)	1,209,438	137,694,516
Consumer Staples Select Sector SPDR Fund (a)	1,766,536	99,120,335
Energy Select Sector SPDR Fund (a)	1,131,065	74,786,018
Financial Select Sector SPDR Fund (a)	6,848,100	176,064,651
Health Care Select Sector SPDR Fund (a)	2,190,313	200,961,218
Industrial Select Sector SPDR Fund (a)	1,729,791	129,786,219
iShares Core MSCI EAFE ETF (a) (b)	16,252,764	987,680,468
iShares Core U.S. Aggregate Bond ETF (a) (b)	3,352,095	365,613,002
iShares iBoxx $ Investment Grade Corporate Bond ETF (a) (b)	3,917,988	466,475,651
iShares Intermediate-Term Corporate Bond ETF (a) (b)	2,221,905	122,515,842
iShares Short-Term Corporate Bond ETF (a) (b)	8,721,911	460,691,339
Materials Select Sector SPDR Fund (a)	665,967	36,961,169
Real Estate Select Sector SPDR Fund (a)	4,842,468	175,394,191
Technology Select Sector SPDR Fund (a)	3,755,091	277,876,734
Utilities Select Sector SPDR Fund (a)	772,338	44,926,901
Vanguard Short-Term Corporate Bond ETF (a)	1,377,355	109,857,835
Vanguard Total Bond Market ETF (a)	3,677,541	298,542,778

Total Mutual Funds (Cost $4,006,626,588)		4,299,772,465

Short-Term Investments—33.3%

Mutual Fund—2.4%
SSGA USD Liquidity Fund, S2 Shares, 2.484% (c)	156,347,512	156,347,512

Repurchase Agreement—30.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $2,054,201,469; collateralized by U.S. Treasury Notes with rates ranging from 1.125% - 2.875%, maturity dates ranging from 09/30/21 - 12/31/21, and an aggregate market value of of $2,095,086,263.	2,053,996,070	2,053,996,070

Total Short-Term Investments (Cost $2,210,343,582)		2,210,343,582

Securities Lending Reinvestments (d)—21.5%

Certificates of Deposit—8.8%
ABN AMRO Bank NV Zero Coupon, 07/05/19	5,947,395	5,958,120
Banco Del Estado De Chile New York 2.838%, 1M LIBOR + 0.350%, 05/20/19 (e)	3,000,000	3,001,065
Banco Santander S.A. 2.790%, 04/16/19	5,000,000	5,000,855
Bank of Nova Scotia 2.967%, 3M LIBOR + 0.170%, 01/09/20 (e)	10,000,000	10,000,560
Barclays Bank plc 2.950%, 08/02/19	20,000,000	20,005,400

Certificates of Deposit—(Continued)
BNP Paribas S.A. New York 2.624%, 1M LIBOR + 0.140%, 09/16/19 (e)	11,000,000	10,999,934
2.784%, 3M LIBOR + 0.050%, 11/06/19 (e)	15,000,000	15,000,000
2.790%, 1M LIBOR + 0.300%, 06/04/19 (e)	12,000,000	12,004,440
Canadian Imperial Bank of Commerce 2.734%, 1M LIBOR + 0.250%, 10/15/19 (e)	12,000,000	12,009,840
Chiba Bank, Ltd. 2.620%, 06/04/19	10,000,000	10,000,010
2.620%, 06/05/19	8,500,000	8,499,533
Credit Agricole S.A.
2.698%, 1M LIBOR + 0.210%, 12/20/19 (e)	21,000,000	21,001,092
2.807%, 1M LIBOR + 0.320%, 05/21/19 (e)	2,000,000	2,000,516
Credit Suisse AG 2.620%, 04/01/19	18,000,000	18,000,252
2.860%, SOFR + 0.430%, 05/02/19 (e)	15,000,000	15,000,000
Industrial & Commercial Bank of China, Ltd. 2.710%, 05/21/19	10,000,000	10,000,840
KBC Bank NV Zero Coupon, 04/23/19	4,965,732	4,992,900
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 04/16/19	12,910,274	12,984,140
Zero Coupon, 06/13/19	8,940,368	8,952,683
Zero Coupon, 06/21/19	7,449,928	7,455,915
2.643%, 1M LIBOR + 0.150%, 09/11/19 (e)	10,000,000	9,999,980
Mizuho Bank, Ltd., New York
2.652%, 1M LIBOR + 0.160%, 09/12/19 (e)	15,000,000	15,000,000
2.789%, 1M LIBOR + 0.300%, 05/01/19 (e)	22,000,000	22,004,334
2.863%, 3M LIBOR + 0.080%, 07/09/19 (e)	7,000,000	6,999,383
MUFG Bank Ltd. 2.789%, 1M LIBOR + 0.300%, 05/01/19 (e)	13,000,000	13,002,327
Nationwide Building Society Zero Coupon, 06/24/19	6,935,311	6,955,822
Natixis New York
2.788%, 3M LIBOR + 0.090%, 05/10/19 (e)	4,500,000	4,500,963
2.803%, 3M LIBOR + 0.070%, 11/01/19 (e)	10,000,000	9,999,970
2.937%, 3M LIBOR + 0.150%, 10/15/19 (e)	5,000,000	5,003,165
Royal Bank of Canada New York 2.692%, 1M LIBOR + 0.210%, 09/17/19 (e)	19,500,000	19,510,959
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (e)	21,000,000	21,001,386
Societe Generale
2.863%, 3M LIBOR + 0.080%, 07/09/19 (e)	7,000,000	7,000,567
2.899%, 3M LIBOR + 0.160%, 05/07/19 (e)	10,000,000	10,002,520
Standard Chartered plc
2.660%, 08/23/19	15,000,000	15,002,670
3.009%, 3M LIBOR + 0.230%, 04/24/19 (e)	10,000,000	10,001,240
State Street Bank and Trust 2.754%, 1M LIBOR + 0.270%, 05/15/19 (e)	30,500,000	30,506,984
Sumitomo Mitsui Banking Corp. 2.683%, 1M LIBOR + 0.190%, 04/11/19 (e)	20,000,000	20,000,760
Sumitomo Mitsui Banking Corp., New York 2.692%, 1M LIBOR + 0.210%, 05/17/19 (e)	10,000,000	10,001,560
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 08/08/19	5,918,173	5,941,681
2.600%, 07/05/19	21,000,000	21,001,071

BHFTI-39

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Svenska Handelsbanken AB 2.940%, 1M LIBOR + 0.450%, 04/03/19 (e)	14,000,000	$14,000,770
Toronto-Dominion Bank 2.692%, 1M LIBOR + 0.210%, 09/17/19 (e)	5,500,000	5,502,827
U.S. Bank N.A. 2.746%, 1M LIBOR + 0.260%, 07/23/19 (e)	12,500,000	12,505,125
Wells Fargo Bank N.A.
2.939%, 3M LIBOR + 0.140%, 07/11/19 (e)	30,000,000	29,997,642
2.975%, 3M LIBOR + 0.210%, 10/25/19 (e)	30,000,000	30,000,000
Westpac Banking Corp. 2.710%, FEDEFF PRV + 0.300%, 02/14/20 (e)	15,000,000	14,999,915

		583,311,716

Commercial Paper—2.6%
Alpine Securities Ltd. 2.669%, 1M LIBOR + 0.180%, 04/03/19 (e)	9,000,000	9,000,117
First Abu Dhabi Bank 2.750%, 04/16/19	9,931,250	9,987,430
HSBC Bank plc 2.819%, 1M LIBOR + 0.320%, 07/30/19 (e)	22,000,000	22,000,000
Industrial & Commercial Bank of China, Corp. 2.880%, 04/18/19	2,978,400	2,995,563
ING Funding LLC 2.778%, 3M LIBOR + 0.040%, 11/04/19 (e)	10,000,000	10,001,390
Kells Funding LLC 2.610%, 04/10/19	31,582,400	31,972,960
LMA S.A. & LMA Americas, Corp. 2.750%, 08/05/19	1,972,194	1,981,004
Matchpoint Finance plc
2.450%, 04/01/19	12,997,346	12,997,153
2.890%, 05/08/19	4,927,349	4,985,295
Royal Bank of Canada 2.957%, 3M LIBOR + 0.160%, 01/14/20 (e)	12,000,000	12,012,540
Sheffield Receivables Co. 2.900%, SOFR + 0.470%, 05/30/19 (e)	5,000,000	5,000,000
Toronto-Dominion Bank 2.832%, 1M LIBOR + 0.350%, 11/05/19 (e)	10,000,000	10,013,960
Toyota Motor Credit Corp. 2.620%, 08/29/19	23,690,840	23,738,760
Westpac Banking Corp. 2.766%, 1M LIBOR + 0.280%, 05/24/19 (e)	15,000,000	15,006,405

		171,692,577

Master Demand Notes—0.5%
Natixis Financial Products LLC
2.630%, OBFR + 0.230%, 04/01/19 (e)	15,000,000	15,000,000
2.650%, OBFR + 0.250%, 04/01/19 (e)	20,000,000	20,000,000

		35,000,000

Repurchase Agreements—8.5%
Barclays Capital, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $14,125,551; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 01/15/22 - 11/15/46, and an aggregate market value of $14,405,005.	14,122,550	14,122,550

Repurchase Agreements—(Continued)
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $65,510,864; collateralized by various Common Stock with an aggregate market value of $71,517,937.	65,000,000	65,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $15,040,833; collateralized by various Common Stock with an aggregate market value of $16,500,001.	15,000,000	15,000,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $43,117,056; collateralized by various Common Stock with an aggregate market value of $47,300,007.	43,000,000	43,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $5,001,146; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	5,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $5,542,365; collateralized by various Common Stock with an aggregate market value of $6,050,000.	5,500,000	5,500,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $8,976,778; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $9,541,714.	8,906,204	8,906,204
Repurchase Agreement dated 03/29/19 at 2.600%, due on 04/05/19 with a maturity value of $40,020,222; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 7.125%, maturity dates ranging from 10/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $43,318,559.	40,000,000	40,000,000
Repurchase Agreement dated 03/29/19 at 2.600%, due on 04/05/19 with a maturity value of $68,784,757; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 7.125%, maturity dates ranging from 10/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $74,453,773.	68,750,000	68,750,000
Societe Generale
Repurchase Agreement dated 03/21/18 at 2.510%, due on 04/01/19 with a maturity value of $513,108; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $556,101.	500,000	500,000
Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $24,312,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $27,026,501.	24,300,000	24,300,000

BHFTI-40

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $65,032,103; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $72,293,110.	65,000,000	$65,000,000
Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $30,014,817; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $33,366,051.	30,000,000	30,000,000
Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $180,088,900; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $200,196,303.	180,000,000	180,000,000

		565,078,754

Time Deposits—1.1%
DNB Bank ASA 2.350%, 04/01/19	9,000,000	9,000,000
DZ Bank AG New York 2.430%, 04/01/19	10,000,000	10,000,000
Natixis New York 2.400%, 04/01/19	2,000,000	2,000,000
Nordea Bank New York 2.350%, 04/01/19	10,000,000	10,000,000
Royal Bank of Canada
2.450%, 04/01/19	2,000,000	2,000,000
Skandi New York 2.380%, 04/01/19	6,000,000	6,000,000

Time Deposits—(Continued)
Svenska, New York 2.360%, 04/01/19	13,900,000	13,900,000
United of Omaha Life Insurance 2.711%, 3M LIBOR + 0.100%, 05/03/19 (e)	17,000,000	17,000,000

		69,900,000

Total Securities Lending Reinvestments (Cost $1,424,888,135)		1,424,983,047

Total Investments—119.5% (Cost $7,641,858,305)		7,935,099,094
Other assets and liabilities (net)—(19.5)%		(1,293,193,594)

Net Assets—100.0%		$6,641,905,500

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $1,403,187,337 and the collateral received consisted of cash in the amount of $1,424,125,714 and non-cash collateral with a value of $3,125,895. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Affiliated Issuer.
(c)	The rate shown represents the annualized seven-day yield as of March 31, 2019.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	240,771,260	JPMC	06/19/19	USD	169,405,310	$1,801,917
EUR	15,760,955	GSI	06/19/19	USD	17,827,350	(30,972)
EUR	174,083,136	GSI	06/19/19	USD	196,940,304	(375,480)

Contracts to Deliver
JPY	4,768,625,192	GSI	06/19/19	USD	43,220,220	(67,792)

Net Unrealized Appreciation						$1,327,673

BHFTI-41

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index E-Mini Futures	06/21/19	7,294	USD	680,676,080	$11,773,966
Russell 2000 Index E-Mini Futures	06/21/19	2,562	USD	197,760,780	1,678,315
S&P 500 Index E-Mini Futures	06/21/19	4,090	USD	580,330,100	17,070,406
U.S. Treasury Long Bond Futures	06/19/19	1,436	USD	214,906,375	5,563,676
U.S. Treasury Note 5 Year Futures	06/28/19	1,368	USD	158,452,875	1,422,951
U.S. Treasury Note Ultra 10 Year Futures	06/19/19	3,902	USD	518,112,438	11,638,710
U.S. Treasury Ultra Long Bond Futures	06/19/19	2,066	USD	347,088,000	12,963,917

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	06/19/19	(3,338)	USD	(414,642,188)	(5,976,265)
U.S. Treasury Note 2 Year Futures	06/28/19	(2,115)	USD	(450,693,281)	(1,828,832)

Net Unrealized Appreciation					$54,306,844

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation
Pay	3M LIBOR	Quarterly	2.705%	Semi-Annually	02/19/29	USD	294,000,000	$7,144,320	$4,437	$7,139,883
Pay	3M LIBOR	Quarterly	2.730%	Semi-Annually	02/14/29	USD	215,000,000	5,703,071	3,243	5,699,828
Pay	3M LIBOR	Quarterly	2.740%	Semi-Annually	02/05/29	USD	54,000,000	1,480,952	812	1,480,140
Pay	3M LIBOR	Quarterly	3.210%	Semi-Annually	10/16/28	USD	250,000,000	17,006,505	3,740	17,002,765
Pay	3M LIBOR	Quarterly	3.240%	Semi-Annually	10/17/28	USD	270,000,000	19,066,106	4,040	19,062,066
Pay	3M LIBOR	Quarterly	3.250%	Semi-Annually	10/18/28	USD	280,000,000	20,014,403	4,191	20,010,212
Pay	3M LIBOR	Quarterly	3.270%	Semi-Annually	10/19/28	USD	250,000,000	18,300,600	3,743	18,296,857
Pay	3M LIBOR	Quarterly	3.290%	Semi-Annually	10/16/28	USD	226,000,000	16,929,285	3,376	16,925,909
Pay	3M LIBOR	Quarterly	3.300%	Semi-Annually	10/09/28	USD	34,000,000	2,574,943	508	2,574,435

Totals								$108,220,185	$28,090	$108,192,095

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation(1)
Pay	3M UST	Quarterly	02/26/20	JPMC	S&P GSCI Commodity Index	USD 258,295,067	$7,200,418	$—	$7,200,418

(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.

Currencies

(AUD)—	Australian Dollar
(EUR)—	Euro
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(UST)—	United States Treasury

Other Abbreviations

(ETF)—	Exchange-Traded Fund

BHFTI-42

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,299,772,465	$—	$—	$4,299,772,465
Short-Term Investments
Mutual Fund	156,347,512	—	—	156,347,512
Repurchase Agreement	—	2,053,996,070	—	2,053,996,070
Total Short-Term Investments	156,347,512	2,053,996,070	—	2,210,343,582
Total Securities Lending Reinvestments*	—	1,424,983,047	—	1,424,983,047
Total Investments	$4,456,119,977	$3,478,979,117	$—	$7,935,099,094

Collateral for Securities Loaned (Liability)	$—	$(1,424,125,714)	$—	$(1,424,125,714)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,801,917	$—	$1,801,917
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(474,244)	—	(474,244)
Total Forward Contracts	$—	$1,327,673	$—	$1,327,673
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$62,111,941	$—	$—	$62,111,941
Futures Contracts (Unrealized Depreciation)	(7,805,097)	—	—	(7,805,097)
Total Futures Contracts	$54,306,844	$—	$—	$54,306,844
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$108,192,095	$—	$108,192,095
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$7,200,418	$—	$7,200,418

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-43

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—82.5% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.1%
Lamar Media Corp. 5.750%, 02/01/26 (144A)	264,000	$275,880
MDC Partners, Inc. 6.500%, 05/01/24 (144A) (a)	648,000	536,220
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.875%, 03/15/25	192,000	196,800

		1,008,900

Aerospace/Defense—4.0%
Arconic, Inc. 5.125%, 10/01/24 (a)	2,243,000	2,301,273
BBA U.S. Holdings, Inc. 5.375%, 05/01/26 (144A)	606,000	624,180
Bombardier, Inc.
5.750%, 03/15/22 (144A) (a)	396,000	405,405
6.000%, 10/15/22 (144A)	11,000	11,096
6.125%, 01/15/23 (144A)	1,248,000	1,265,160
7.500%, 12/01/24 (144A)	3,594,000	3,733,268
7.500%, 03/15/25 (144A)	866,000	891,980
7.875%, 04/15/27 (144A)	2,581,000	2,661,656
8.750%, 12/01/21 (144A)	755,000	834,275
Kratos Defense & Security Solutions, Inc. 6.500%, 11/30/25 (144A)	719,000	757,646
Pioneer Holdings LLC / Pioneer Finance Corp. 9.000%, 11/01/22 (144A)	354,000	359,310
TransDigm UK Holdings plc 6.875%, 05/15/26 (144A)	864,000	859,680
TransDigm, Inc.
6.250%, 03/15/26 (144A)	11,807,000	12,249,762
6.375%, 06/15/26	362,000	358,326
6.500%, 05/15/25	159,000	161,401
7.500%, 03/15/27 (144A)	106,000	108,518

		27,582,936

Apparel—0.1%
PVH Corp. 3.125%, 12/15/27 (EUR)	100,000	113,890
William Carter Co. (The) 5.625%, 03/15/27 (144A)	345,000	356,644

		470,534

Auto Manufacturers—0.3%
Allison Transmission, Inc. 5.875%, 06/01/29 (144A)	459,000	464,164
Navistar International Corp. 6.625%, 11/01/25 (144A)	547,000	555,889
Tesla, Inc. 5.300%, 08/15/25 (144A) (a)	798,000	691,267
Wabash National Corp. 5.500%, 10/01/25 (144A)	513,000	478,373

		2,189,693

Auto Parts & Equipment—0.9%
GKN Holdings, Ltd.
3.375%, 05/12/32 (GBP)	200,000	255,493
LKQ Italia Bondco S.p.A. 3.875%, 04/01/24 (EUR)	100,000	119,635
Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc.
4.375%, 05/15/26 (EUR)	167,000	190,818
6.250%, 05/15/26 (144A)	2,709,000	2,763,180
8.500%, 05/15/27 (144A)	3,187,000	3,194,967

		6,524,093

Banks—2.5%
Allied Irish Banks plc 4.125%, 5Y EUR Swap + 3.950%, 11/26/25 (EUR) (b)	100,000	116,759
Banco de Sabadell S.A. 5.375%, 5Y EUR Swap + 5.100%, 12/12/28 (EUR) (b)	100,000	115,101
Banco Espirito Santo S.A.
2.625%, 05/08/17 (EUR) (c) (d)	400,000	123,393
4.750%, 01/15/18 (EUR) (c) (d)	1,000,000	322,503
Bank of America Corp.
5.125%, 3M LIBOR + 3.387%, 06/17/19 (b)	690,000	687,576
6.100%, 3M LIBOR + 3.898%, 03/17/25 (b)	1,149,000	1,215,768
6.250%, 3M LIBOR + 3.705%, 09/05/24 (b)	1,160,000	1,229,600
6.500%, 3M LIBOR + 4.174%, 10/23/24 (b)	1,395,000	1,513,631
Bank of Ireland 4.250%, 5Y EUR Swap + 3.550%, 06/11/24 (EUR) (b)	100,000	112,792
Barclays plc
2.625%, 5Y EUR Swap + 2.450%, 11/11/25 (EUR) (b)	200,000	226,271
4.375%, 09/11/24	1,330,000	1,328,343
5.200%, 05/12/26	400,000	408,025
CIT Group, Inc.
5.800%, 3M LIBOR + 3.972%, 06/15/22 (b)	569,000	563,310
6.000%, 04/01/36	1,550,000	1,484,125
6.125%, 03/09/28	222,000	246,975
Citigroup, Inc. 5.900%, 3M LIBOR + 4.230%, 02/15/23 (b)	340,000	346,375
Deutsche Pfandbriefbank AG 4.600%, 02/22/27 (EUR)	100,000	120,067
Goldman Sachs Group, Inc. (The) 5.000%, 3M LIBOR + 2.874%, 11/10/22 (b)	271,000	250,336
Hongkong & Shanghai Banking Corp., Ltd. (The) 2.938%, 3M LIBOR + 0.000%, 04/27/19 (b)	50,000	35,354
Intesa Sanpaolo S.p.A. 6.625%, 09/13/23 (EUR)	100,000	133,172
JPMorgan Chase & Co.
5.000%, 3M LIBOR + 3.320%, 07/01/19 (b)	350,000	348,075
5.300%, 3M LIBOR + 3.800%, 05/01/20 (b)	2,335,000	2,359,518
6.100%, 3M LIBOR + 3.330%, 10/01/24 (b)	1,237,000	1,302,351
6.125%, 3M LIBOR + 3.330%, 04/30/24 (b)	243,000	254,858
Morgan Stanley 5.550%, 3M LIBOR + 3.810%, 07/15/20 (a) (b)	345,000	351,072
National Westminster Bank plc 2.879%, 3M LIBOR + 0.250%, 05/28/19 (b)	40,000	31,238
Royal Bank of Scotland Group plc 8.625%, 5Y USD Swap + 7.598%, 08/15/21 (b)	238,000	253,470

BHFTI-44

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
UniCredit S.p.A.
4.375%, 5Y EUR Swap + 4.316%, 01/03/27 (EUR) (b)	100,000	$115,643
5.750%, 5Y EUR Swap + 4.100%, 10/28/25 (EUR) (b)	100,000	117,847
Unione di Banche Italiane S.p.A.
5.875%, 5Y EUR Swap + 5.751%, 03/04/29 (EUR) (b)	100,000	113,301
Wells Fargo & Co. 5.875%, 3M LIBOR + 3.990%, 06/15/25 (a) (b)	1,604,000	1,713,874

		17,540,723

Building Materials—0.7%
BMBG Bond Finance SCA 3.000%, 06/15/21 (EUR)	100,000	113,443
Cemex S.A.B. de C.V. 3.125%, 03/19/26 (EUR)	100,000	112,662
CPG Merger Sub LLC 8.000%, 10/01/21 (144A)	634,000	630,830
JELD-WEN, Inc.
4.625%, 12/15/25 (144A)	311,000	295,450
4.875%, 12/15/27 (144A)	40,000	37,700
Masonite International Corp. 5.750%, 09/15/26 (144A)	354,000	361,965
Norbord, Inc. 6.250%, 04/15/23 (144A)	486,000	498,150
PGT Escrow Issuer, Inc. 6.750%, 08/01/26 (144A)	235,000	243,813
Standard Industries, Inc.
4.750%, 01/15/28 (144A)	774,000	739,170
5.000%, 02/15/27 (144A)	84,000	81,295
5.375%, 11/15/24 (144A)	867,000	888,675
6.000%, 10/15/25 (144A)	793,000	830,342
USG Corp. 4.875%, 06/01/27 (144A)	234,000	236,486

		5,069,981

Chemicals—2.1%
Alpha 2 B.V. 8.750%, 9.500% PIK, 06/01/23 (144A) (e)	574,000	558,215
Alpha 3 B.V. / Alpha U.S. Bidco, Inc. 6.250%, 02/01/25 (144A) (a)	2,634,000	2,541,810
Axalta Coating Systems LLC 4.875%, 08/15/24 (144A)	459,000	459,574
Blue Cube Spinco LLC
9.750%, 10/15/23	1,007,000	1,120,287
10.000%, 10/15/25	1,008,000	1,153,202
Chemours Co. (The)
4.000%, 05/15/26 (EUR)	300,000	340,382
5.375%, 05/15/27	859,000	853,356
6.625%, 05/15/23	73,000	75,470
Element Solutions, Inc. 5.875%, 12/01/25 (144A)	2,673,000	2,682,623
GCP Applied Technologies, Inc. 5.500%, 04/15/26 (144A)	687,000	699,023
INEOS Finance plc 4.000%, 05/01/23 (EUR)	132,000	149,922

Chemicals—(Continued)
Momentive Performance Materials, Inc. 3.880%, 10/24/21	646,000	696,065
Monitchem HoldCo 3 S.A. 5.250%, 06/15/21 (EUR)	100,000	112,035
NOVA Chemicals Corp. 4.875%, 06/01/24 (144A)	641,000	629,783
OCI NV 5.000%, 04/15/23 (EUR)	110,000	130,126
Olin Corp.
5.000%, 02/01/30	446,000	437,080
5.125%, 09/15/27 (a)	133,000	134,496
PQ Corp. 5.750%, 12/15/25 (144A)	1,236,000	1,203,555
Solvay Finance S.A. 5.118%, 5Y EUR Swap + 4.889%, 06/02/21 (EUR) (b)	100,000	121,536
Versum Materials, Inc. 5.500%, 09/30/24 (144A)	352,000	370,040

		14,468,580

Coal—0.2%
CONSOL Energy, Inc. 11.000%, 11/15/25 (144A)	1,106,000	1,255,310
SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp. 7.500%, 06/15/25 (144A)	194,000	196,425

		1,451,735

Commercial Services—3.6%
AA Bond Co., Ltd. 4.875%, 07/31/43 (GBP)	100,000	129,105
APX Group, Inc.
7.875%, 12/01/22	291,000	291,698
8.750%, 12/01/20 (a)	477,000	467,460
Avis Budget Finance plc 4.750%, 01/30/26 (EUR)	118,000	135,166
Flexi-Van Leasing, Inc. 10.000%, 02/15/23 (144A) (a)	219,000	201,918
Gartner, Inc. 5.125%, 04/01/25 (144A)	418,000	422,473
Graham Holdings Co. 5.750%, 06/01/26 (144A)	384,000	403,200
Hertz Corp. (The) 7.625%, 06/01/22 (144A)	708,000	724,638
Hertz Holdings Netherlands B.V. 5.500%, 03/30/23 (EUR)	126,000	145,884
Intertrust Group B.V. 3.375%, 11/15/25 (EUR)	134,000	153,509
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375%, 08/01/23 (144A)	3,550,000	3,616,562
Laureate Education, Inc. 8.250%, 05/01/25 (144A)	155,000	168,175
Matthews International Corp. 5.250%, 12/01/25 (144A)	129,000	123,840
Nexi Capital S.p.A.
3.625%, 3M EURIBOR + 3.625%, 05/01/23 (EUR) (b)	109,000	123,567

BHFTI-45

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Nexi Capital S.p.A.
4.125%, 11/01/23 (EUR)	100,000	$116,432
Nielsen Co. Luxembourg S.a.r.l. (The) 5.000%, 02/01/25 (144A) (a)	163,000	157,091
Nielsen Finance LLC / Nielsen Finance Co. 5.000%, 04/15/22 (144A)	1,225,000	1,212,750
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.250%, 04/15/24 (144A)	1,095,000	1,095,000
5.750%, 04/15/26 (144A)	1,224,000	1,224,000
9.250%, 05/15/23 (144A)	918,000	963,900
Refinitiv U.S. Holdings, Inc.
4.500%, 05/15/26 (EUR)	188,000	212,197
4.500%, 05/15/26 (144A) (EUR)	895,000	1,010,191
6.250%, 05/15/26 (144A)	1,220,000	1,236,775
6.875%, 11/15/26 (EUR)	100,000	109,932
8.250%, 11/15/26 (144A)	1,161,000	1,139,231
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/25 (144A)	377,000	384,069
ServiceMaster Co. LLC (The) 5.125%, 11/15/24 (144A)	762,000	764,858
Star Merger Sub, Inc. 6.875%, 08/15/26 (144A)	1,144,000	1,169,740
Team Health Holdings, Inc. 6.375%, 02/01/25 (144A)	946,000	767,442
United Rentals North America, Inc.
4.625%, 10/15/25	1,141,000	1,126,737
4.875%, 01/15/28	355,000	345,309
5.500%, 07/15/25	118,000	120,655
5.500%, 05/15/27	1,255,000	1,267,550
5.875%, 09/15/26	242,000	250,168
Verisure Holding AB 3.500%, 05/15/23 (EUR)	119,000	137,812
Verisure Midholding AB 5.750%, 12/01/23 (EUR)	100,000	113,588
Verscend Escrow Corp. 9.750%, 08/15/26 (144A)	2,363,000	2,357,092
WEX, Inc. 4.750%, 02/01/23 (144A)	388,000	387,030

		24,776,744

Computers—1.2%
Banff Merger Sub, Inc.
8.375%, 09/01/26 (EUR)	100,000	110,772
9.750%, 09/01/26 (144A)	3,423,000	3,320,310
Booz Allen Hamilton, Inc. 5.125%, 05/01/25 (144A)	882,000	879,795
Dell International LLC / EMC Corp.
6.020%, 06/15/26 (144A)	635,000	683,002
7.125%, 06/15/24 (144A)	1,401,000	1,485,589
Harland Clarke Holdings Corp. 8.375%, 08/15/22 (144A)	306,000	275,920
Western Digital Corp. 4.750%, 02/15/26 (a)	1,273,000	1,214,124

		7,969,512

Cosmetics/Personal Care—0.0%
Coty, Inc. 6.500%, 04/15/26 (144A) (a)	212,000	207,230

Distribution/Wholesale—0.9%
American Builders & Contractors Supply Co., Inc. 5.875%, 05/15/26 (144A)	881,000	893,114
Core & Main L.P. 6.125%, 08/15/25 (144A)	1,139,000	1,113,714
HD Supply, Inc. 5.375%, 10/15/26 (144A)	3,897,000	3,974,940
KAR Auction Services, Inc. 5.125%, 06/01/25 (144A)	383,000	378,691
Parts Europe S.A. 5.500%, 3M EURIBOR + 5.500%, 05/01/22 (EUR) (b)	101,000	113,580

		6,474,039

Diversified Financial Services—2.9%
Ally Financial, Inc. 8.000%, 11/01/31	5,100,000	6,330,375
Arrow Global Finance plc
2.875%, 3M EURIBOR + 2.875%, 04/01/25 (EUR) (b)	100,000	107,071
5.125%, 09/15/24 (GBP)	100,000	124,384
Blackstone CQP Holdco L.P. 6.000%, 08/18/21 (144A)	533,000	530,335
Cabot Financial Luxembourg S.A. 7.500%, 10/01/23 (GBP)	100,000	127,624
Credit Acceptance Corp. 6.625%, 03/15/26 (144A)	341,000	346,115
Garfunkelux Holdco 3 S.A.
4.500%, 3M EURIBOR + 4.500%, 09/01/23 (EUR) (b)	100,000	95,040
7.500%, 08/01/22 (EUR)	200,000	205,218
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
6.375%, 12/15/25	722,000	739,148
6.750%, 02/01/24	244,000	254,370
Jefferies Finance LLC / JFIN Co-Issuer Corp. 6.875%, 04/15/22 (144A)	1,047,000	1,052,235
Jerrold Finco plc
6.125%, 01/15/24 (GBP)	100,000	130,562
6.250%, 09/15/21 (GBP)	100,000	131,547
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.250%, 10/01/25 (144A)	672,000	650,160
Lehman Brothers Holdings, Inc.
Zero Coupon, 02/05/14 (EUR) (c)	4,500,000	113,577
4.750%, 01/16/14 (EUR) (c)	2,140,000	54,012
5.375%, 10/17/12 (EUR) (c)	350,000	8,834
LHC3 plc 4.125%, 4.875% PIK, 08/15/24 (EUR) (e)	100,000	113,546
Lincoln Finance, Ltd. 6.875%, 04/15/21 (EUR)	100,000	114,322
Lincoln Financing Sarl
3.564%, 3M EURIBOR + 3.875%, 04/01/24 (EUR) (b)	150,000	169,525
3.625%, 04/01/24 (EUR)	104,000	117,805
Lions Gate Capital Holdings LLC
5.875%, 11/01/24 (144A)	398,000	409,940
6.375%, 02/01/24 (144A)	54,000	56,565

BHFTI-46

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Mulhacen Pte, Ltd. 6.500%, 7.250% PIK, 08/01/23 (EUR) (e)	122,036	$139,632
Nationstar Mortgage Holdings, Inc.
8.125%, 07/15/23 (144A)	517,000	532,510
9.125%, 07/15/26 (144A)	739,000	750,085
Navient Corp.
5.500%, 01/25/23	95,000	95,119
5.625%, 08/01/33	500,000	382,500
5.875%, 10/25/24	167,000	161,573
6.500%, 06/15/22	41,000	42,730
6.625%, 07/26/21	422,000	440,990
6.750%, 06/25/25	257,000	254,828
6.750%, 06/15/26	499,000	477,793
7.250%, 09/25/23	436,000	460,525
Pershing Square Holdings, Ltd. 5.500%, 07/15/22 (144A)	1,000,000	1,013,600
Springleaf Finance Corp.
5.625%, 03/15/23	70,000	70,963
6.125%, 03/15/24	757,000	774,017
6.875%, 03/15/25	648,000	669,060
7.125%, 03/15/26	575,000	585,419
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.750%, 06/01/25 (144A)	858,000	864,435
Vantiv LLC / Vantiv Issuer Corp. 3.875%, 11/15/25 (GBP)	100,000	135,559

		19,833,648

Electric—1.9%
AES Corp.
5.125%, 09/01/27	418,000	434,799
6.000%, 05/15/26	654,000	693,227
Calpine Corp.
5.250%, 06/01/26 (144A)	1,679,000	1,670,605
5.375%, 01/15/23	1,681,000	1,683,101
5.750%, 01/15/25 (a)	875,000	870,625
5.875%, 01/15/24 (144A)	528,000	541,200
Cheniere Energy Partners LLC 5.750%, 10/15/25 (144A)	576,000	578,160
Clearway Energy Operating LLC 5.375%, 08/15/24	681,000	679,298
ContourGlobal Power Holdings S.A. 3.375%, 08/01/23 (EUR)	100,000	114,979
Naturgy Finance BV
3.375%, 9Y EUR Swap + 3.079%, 04/24/24 (EUR) (b)	100,000	113,189
4.125%, 8Y EUR Swap + 3.353%, 11/18/22 (EUR) (b)	200,000	237,492
NextEra Energy Operating Partners L.P.
4.250%, 09/15/24 (144A)	223,000	221,328
4.500%, 09/15/27 (144A)	272,000	265,200
NRG Energy, Inc.
5.750%, 01/15/28	820,000	869,200
6.625%, 01/15/27	2,450,000	2,636,812
RWE AG 2.750%, 5Y EUR Swap + 2.643%, 04/21/75 (EUR) (b)	100,000	114,396
Talen Energy Supply LLC
6.500%, 06/01/25	110,000	96,800

Electric—(Continued)
Talen Energy Supply LLC
10.500%, 01/15/26 (144A)	110,000	114,620
Vistra Energy Corp. 7.625%, 11/01/24	140,000	148,053
Vistra Operations Co. LLC
5.500%, 09/01/26 (144A)	260,000	270,400
5.625%, 02/15/27 (144A)	863,000	896,441

		13,249,925

Electrical Components & Equipment—0.2%
Belden, Inc. 4.125%, 10/15/26 (EUR)	100,000	117,874
Energizer Holdings, Inc.
6.375%, 07/15/26 (144A)	134,000	137,350
7.750%, 01/15/27 (144A) (a)	729,000	777,296

		1,032,520

Electronics—0.2%
ADT Security Corp. (The)
4.125%, 06/15/23 (a)	237,000	228,587
4.875%, 07/15/32 (144A)	514,000	416,340
Itron, Inc.
5.000%, 01/15/26 (144A)	55,000	54,106
Sensata Technologies B.V. 5.000%, 10/01/25 (144A)	965,000	989,125

		1,688,158

Energy-Alternate Sources—0.2%
Pattern Energy Group, Inc. 5.875%, 02/01/24 (144A)	599,000	609,482
TerraForm Power Operating LLC
4.250%, 01/31/23 (144A)	413,000	408,040
5.000%, 01/31/28 (144A)	672,000	648,480

		1,666,002

Engineering & Construction—0.3%
Brand Industrial Services, Inc. 8.500%, 07/15/25 (144A)	335,000	300,663
frontdoor, inc. 6.750%, 08/15/26 (144A)	848,000	867,080
New Enterprise Stone & Lime Co., Inc.
6.250%, 03/15/26 (144A)	166,000	161,453
10.125%, 04/01/22 (144A) (a)	334,000	338,175
SPIE S.A. 3.125%, 03/22/24 (EUR)	100,000	115,116

		1,782,487

Entertainment—1.6%
Boyne USA, Inc. 7.250%, 05/01/25 (144A)	403,000	431,210
Churchill Downs, Inc.
4.750%, 01/15/28 (144A)	531,000	505,114
5.500%, 04/01/27 (144A) (a)	1,195,000	1,209,937

BHFTI-47

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Entertainment—(Continued)
Cirsa Finance International Sarl 6.250%, 12/20/23 (EUR)	100,000	$118,359
CPUK Finance, Ltd.
4.250%, 02/28/47 (GBP)	100,000	129,777
4.875%, 02/28/47 (GBP)	100,000	128,021
CRC Escrow Issuer LLC / CRC Finco, Inc. 5.250%, 10/15/25 (144A)	611,000	589,615
Eldorado Resorts, Inc.
6.000%, 04/01/25	222,000	224,775
6.000%, 09/15/26	259,000	262,885
Ladbrokes Group Finance plc 5.125%, 09/08/23 (GBP)	200,000	269,216
Live Nation Entertainment, Inc. 4.875%, 11/01/24 (144A)	67,000	67,419
Scientific Games International, Inc.
3.375%, 02/15/26 (EUR)	200,000	216,386
5.000%, 10/15/25 (144A) (a)	1,815,000	1,778,700
8.250%, 03/15/26 (144A)	1,690,000	1,723,800
10.000%, 12/01/22	29,000	30,523
Six Flags Entertainment Corp.
4.875%, 07/31/24 (144A)	1,441,000	1,418,484
5.500%, 04/15/27 (144A)	1,044,000	1,032,307
Vue International Bidco plc 7.875%, 07/15/20 (GBP)	182,000	236,394
Waterford Gaming LLC / Waterford Gaming Financial Corp. 8.625%, 09/15/49 (144A) (c) (f) (g)	294,455	0
WMG Acquisition Corp.
4.125%, 11/01/24 (EUR)	90,000	105,790
5.500%, 04/15/26 (144A)	373,000	382,791

		10,861,503

Environmental Control—0.3%
Advanced Disposal Services, Inc. 5.625%, 11/15/24 (144A)	336,000	342,720
GFL Environmental, Inc. 5.375%, 03/01/23 (144A)	245,000	231,525
Hulk Finance Corp. 7.000%, 06/01/26 (144A)	245,000	232,138
Paprec Holding S.A. 4.000%, 03/31/25 (EUR)	100,000	94,947
Tervita Escrow Corp. 7.625%, 12/01/21 (144A)	675,000	669,937
Waste Pro USA, Inc. 5.500%, 02/15/26 (144A)	144,000	138,600

		1,709,867

Food—0.9%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC
5.750%, 03/15/25	246,000	233,393
6.625%, 06/15/24	253,000	255,530
7.500%, 03/15/26 (144A)	232,000	238,670
Casino Guichard Perrachon S.A. 4.561%, 01/25/23 (EUR)	100,000	112,344

Food—(Continued)
Chobani LLC / Chobani Finance Corp., Inc. 7.500%, 04/15/25 (144A) (a)	312,000	279,630
JBS USA LUX S.A. / JBS USA Finance, Inc.
5.750%, 06/15/25 (144A)	2,829,000	2,899,725
5.875%, 07/15/24 (144A)	477,000	490,117
6.750%, 02/15/28 (144A)	720,000	745,200
Nomad Foods Bondco plc 3.250%, 05/15/24 (EUR)	100,000	114,310
Post Holdings, Inc.
5.500%, 03/01/25 (144A)	7,000	7,079
5.750%, 03/01/27 (144A)	105,000	105,394
Simmons Foods, Inc. 7.750%, 01/15/24 (144A)	590,000	628,350
Tesco plc 5.000%, 03/24/23 (GBP)	100,000	143,036

		6,252,778

Food Service—0.3%
Aramark Services, Inc.
4.750%, 06/01/26 (a)	275,000	274,313
5.000%, 04/01/25 (144A)	432,000	442,368
5.000%, 02/01/28 (144A) (a)	1,008,000	1,003,847

		1,720,528

Forest Products & Paper—0.1%
Mercer International, Inc.
5.500%, 01/15/26	266,000	260,680
6.500%, 02/01/24	272,000	278,120
Smurfit Kappa Acquisitions ULC
2.375%, 02/01/24 (EUR)	100,000	117,059
2.875%, 01/15/26 (EUR)	115,000	134,161

		790,020

Hand/Machine Tools—0.3%
Colfax Corp.
6.000%, 02/15/24 (144A)	1,063,000	1,106,849
6.375%, 02/15/26 (144A)	593,000	631,171

		1,738,020

Healthcare-Products—1.9%
Avantor, Inc.
4.750%, 10/01/24 (EUR)	107,000	124,510
6.000%, 10/01/24 (144A)	3,857,000	4,001,637
9.000%, 10/01/25 (144A)	1,949,000	2,112,229
Hologic, Inc.
4.375%, 10/15/25 (144A)	275,000	273,570
4.625%, 02/01/28 (144A)	406,000	400,925
Immucor, Inc. 11.125%, 02/15/22 (144A) (a)	216,000	219,240
Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC
4.875%, 04/15/20 (144A)	155,000	154,225
5.750%, 08/01/22 (144A) (a)	391,000	367,540
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics S.A. 6.625%, 05/15/22 (144A)	3,835,000	3,633,662

BHFTI-48

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—(Continued)
Sotera Health Holdings LLC 6.500%, 05/15/23 (144A)	891,000	$897,683
Teleflex, Inc.
4.625%, 11/15/27	170,000	168,620
4.875%, 06/01/26	391,000	398,331

		12,752,172

Healthcare-Services—5.3%
Acadia Healthcare Co., Inc.
5.125%, 07/01/22	119,000	119,298
5.625%, 02/15/23	337,000	339,106
6.500%, 03/01/24	636,000	651,900
AHP Health Partners, Inc. 9.750%, 07/15/26 (144A)	310,000	334,025
Catalent Pharma Solutions, Inc. 4.875%, 01/15/26 (144A)	564,000	558,360
Centene Corp.
4.750%, 01/15/25	474,000	483,480
5.375%, 06/01/26 (144A)	4,270,000	4,451,475
Charles River Laboratories International, Inc. 5.500%, 04/01/26 (144A)	941,000	976,288
CHS/Community Health Systems Inc.
8.000%, 03/15/26 (144A) (a)	830,000	794,144
8.625%, 01/15/24 (144A)	1,418,000	1,419,772
DaVita, Inc.
5.000%, 05/01/25	124,000	118,823
5.125%, 07/15/24	114,000	112,575
Eagle Holding Co. II LLC 7.625%, 8.375% PIK, 05/15/22 (144A) (e)	344,000	347,010
HCA, Inc.
5.375%, 02/01/25 (a)	1,414,000	1,498,840
5.375%, 09/01/26	797,000	838,843
5.500%, 06/15/47	1,394,000	1,487,569
5.625%, 09/01/28	2,078,000	2,197,485
5.875%, 02/15/26	65,000	70,200
5.875%, 02/01/29	2,257,000	2,431,805
MEDNAX, Inc.
5.250%, 12/01/23 (144A)	358,000	362,475
6.250%, 01/15/27 (144A) (a)	1,202,000	1,215,522
Molina Healthcare, Inc.
4.875%, 06/15/25 (144A)	305,000	301,569
5.375%, 11/15/22	372,000	386,177
MPH Acquisition Holdings LLC 7.125%, 06/01/24 (144A)	1,223,000	1,219,942
Polaris Intermediate Corp. 8.500%, 9.250% PIK, 12/01/22 (144A) (e)	1,600,000	1,578,400
RegionalCare Hospital Partners Holdings, Inc. 8.250%, 05/01/23 (144A)	1,670,000	1,776,462
Surgery Center Holdings, Inc.
6.750%, 07/01/25 (144A) (a)	1,036,000	937,580
8.875%, 04/15/21 (144A) (a)	329,000	344,562
10.000%, 04/15/27 (144A)	417,000	423,255
Tenet Healthcare Corp.
4.625%, 07/15/24	2,416,000	2,422,040
6.250%, 02/01/27 (144A)	2,909,000	3,018,087

Healthcare-Services—(Continued)
Tenet Healthcare Corp.
8.125%, 04/01/22	1,010,000	1,086,608
WellCare Health Plans, Inc.
5.250%, 04/01/25	677,000	700,695
5.375%, 08/15/26 (144A)	1,247,000	1,304,674

		36,309,046

Holding Companies-Diversified—0.1%
Arrow Bidco LLC 9.500%, 03/15/24 (144A)	368,000	364,780

Home Builders—0.8%
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, 07/01/22 (144A)	78,000	78,390
Lennar Corp.
4.750%, 11/29/27	1,545,000	1,545,722
4.875%, 12/15/23	139,000	143,170
5.250%, 06/01/26	881,000	906,329
Mattamy Group Corp.
6.500%, 10/01/25 (144A)	92,000	90,763
6.875%, 12/15/23 (144A)	387,000	394,740
MDC Holdings, Inc. 6.000%, 01/15/43	268,000	229,140
Meritage Homes Corp. 5.125%, 06/06/27	186,000	180,364
PulteGroup, Inc.
6.000%, 02/15/35	583,000	559,680
6.375%, 05/15/33	413,000	411,451
TRI Pointe Group, Inc.
4.875%, 07/01/21	288,000	288,360
5.250%, 06/01/27	174,000	160,080
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, 06/15/24	107,000	107,401
Williams Scotsman International, Inc.
6.875%, 08/15/23 (144A)	347,000	347,000
7.875%, 12/15/22 (144A)	123,000	126,690

		5,569,280

Home Furnishings—0.0%
Tempur Sealy International, Inc. 5.500%, 06/15/26	114,000	114,071

Household Products/Wares—0.0%
Spectrum Brands, Inc. 5.750%, 07/15/25	162,000	163,215

Insurance—0.8%
Acrisure LLC / Acrisure Finance, Inc. 8.125%, 02/15/24 (144A)	235,000	243,498
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 8.250%, 08/01/23 (144A)	2,476,000	2,537,900
AmWINS Group, Inc. 7.750%, 07/01/26 (144A)	304,000	304,000

BHFTI-49

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Ardonagh Midco 3 plc
8.375%, 07/15/23 (GBP)	100,000	$112,662
8.625%, 07/15/23 (144A) (a)	228,000	194,940
Assicurazioni Generali S.p.A.
5.500%, 3M EURIBOR + 5.350%, 10/27/47 (EUR) (b)	100,000	122,681
7.750%, 3M EURIBOR + 7.113%, 12/12/42 (EUR) (b)	100,000	133,293
Caisse Nationale de Reassurance Mutuelle Agricole Groupama 6.000%, 01/23/27 (EUR)	100,000	133,864
HUB International, Ltd. 7.000%, 05/01/26 (144A)	1,757,000	1,739,430
USI, Inc. 6.875%, 05/01/25 (144A)	145,000	140,831

		5,663,099

Internet—1.3%
Match Group, Inc. 5.625%, 02/15/29 (144A)	380,000	384,750
Netflix, Inc.
4.375%, 11/15/26 (a)	331,000	324,380
4.625%, 05/15/29 (EUR)	101,000	120,894
5.875%, 11/15/28 (144A) (a)	2,131,000	2,250,869
Symantec Corp. 5.000%, 04/15/25 (144A)	759,000	760,383
Uber Technologies, Inc. 7.500%, 11/01/23 (144A) (a)	596,000	621,330
United Group B.V.
4.375%, 07/01/22 (EUR)	126,000	145,033
4.375%, 3M EURIBOR + 4.375%, 07/01/23 (EUR) (b)	132,000	148,440
4.875%, 07/01/24 (EUR)	100,000	114,605
Zayo Group LLC / Zayo Capital, Inc.
5.750%, 01/15/27 (144A)	3,349,000	3,341,632
6.000%, 04/01/23	231,000	233,887
6.375%, 05/15/25 (a)	208,000	209,040

		8,655,243

Investment Company Security—0.0%
FS Energy & Power Fund 7.500%, 08/15/23 (144A)	175,000	179,484

Iron/Steel—0.4%
Big River Steel LLC / BRS Finance Corp.
7.250%, 09/01/25 (144A)	519,000	542,511
Cleveland-Cliffs, Inc. 4.875%, 01/15/24 (144A)	424,000	420,820
Steel Dynamics, Inc.
4.125%, 09/15/25	760,000	742,900
5.000%, 12/15/26	120,000	122,550
5.500%, 10/01/24	10,000	10,325
thyssenkrupp AG 2.875%, 02/22/24 (EUR)	181,000	204,232
United States Steel Corp.
6.250%, 03/15/26	81,000	75,742
6.875%, 08/15/25	527,000	515,143

		2,634,223

Leisure Time—0.5%
Pinnacle Bidco plc 6.375%, 02/15/25 (GBP)	100,000	133,808
Sabre GLBL, Inc.
5.250%, 11/15/23 (144A)	386,000	393,720
5.375%, 04/15/23 (144A)	536,000	547,888
Viking Cruises, Ltd.
5.875%, 09/15/27 (144A)	1,771,000	1,722,298
6.250%, 05/15/25 (144A)	713,000	723,695

		3,521,409

Lodging—1.1%
Boyd Gaming Corp. 6.000%, 08/15/26	243,000	249,075
Hilton Domestic Operating Co., Inc.
4.250%, 09/01/24	94,000	93,823
5.125%, 05/01/26 (144A)	2,101,000	2,132,515
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.875%, 04/01/27	361,000	365,061
Marriott Ownership Resorts, Inc. / ILG LLC 6.500%, 09/15/26 (144A)	86,000	90,102
MGM Resorts International
5.500%, 04/15/27	342,000	347,130
6.625%, 12/15/21	1,042,000	1,113,638
7.750%, 03/15/22	1,220,000	1,348,100
NH Hotel Group S.A. 3.750%, 10/01/23 (EUR)	89,921	104,007
Station Casinos LLC 5.000%, 10/01/25 (144A)	276,000	271,860
Wyndham Destinations, Inc.
5.400%, 04/01/24	19,000	19,285
5.750%, 04/01/27	150,000	148,785
Wyndham Hotels & Resorts, Inc. 5.375%, 04/15/26 (144A)	276,000	280,140
Wynn Macau, Ltd.
4.875%, 10/01/24 (144A)	200,000	195,118
5.500%, 10/01/27 (144A)	600,000	574,500

		7,333,139

Machinery-Construction & Mining—0.4%
BWX Technologies, Inc. 5.375%, 07/15/26 (144A)	985,000	999,775
Terex Corp.
5.625%, 02/01/25 (144A)	929,000	924,355
Vertiv Group Corp. 9.250%, 10/15/24 (144A)	1,149,000	1,143,255

		3,067,385

Machinery-Diversified—0.7%
Manitowoc Co., Inc (The) 9.000%, 04/01/26 (144A)	263,000	266,288
Mueller Water Products, Inc. 5.500%, 06/15/26 (144A)	831,000	843,465
Platin 1426 GmbH 5.375%, 06/15/23 (EUR)	100,000	109,114

BHFTI-50

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Machinery-Diversified—(Continued)
RBS Global, Inc. / Rexnord LLC 4.875%, 12/15/25 (144A)	1,435,000	$1,417,062
SPX FLOW, Inc.
5.625%, 08/15/24 (144A)	275,000	276,375
5.875%, 08/15/26 (144A)	256,000	257,280
Stevens Holding Co., Inc. 6.125%, 10/01/26 (144A)	365,000	375,950
Titan Acquisition, Ltd. / Titan Co-Borrower LLC 7.750%, 04/15/26 (144A)	1,167,000	1,006,537

		4,552,071

Media—7.2%
Altice Financing S.A.
6.625%, 02/15/23 (144A) (a)	853,000	872,193
7.500%, 05/15/26 (144A)	1,226,000	1,213,740
Altice Finco S.A. 4.750%, 01/15/28 (EUR)	100,000	93,666
Altice Luxembourg S.A. 7.750%, 05/15/22 (144A) (a)	2,874,000	2,870,407
AMC Networks, Inc. 4.750%, 08/01/25	1,353,000	1,342,853
CBS Radio, Inc. 7.250%, 11/01/24 (144A) (a)	36,000	35,820
CCO Holdings LLC / CCO Holdings Capital Corp.
4.000%, 03/01/23 (144A)	31,000	30,971
5.000%, 02/01/28 (144A)	2,711,000	2,680,501
5.125%, 05/01/27 (144A)	4,615,000	4,643,844
5.875%, 05/01/27 (144A)	106,000	110,007
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/22 (a)	4,709,000	4,811,933
9.250%, 02/15/24 (144A)	4,322,000	4,581,320
CSC Holdings LLC
5.250%, 06/01/24	1,191,000	1,208,865
5.375%, 07/15/23 (144A)	1,746,000	1,778,737
5.375%, 02/01/28 (144A)	600,000	601,500
5.500%, 05/15/26 (144A) (a)	1,264,000	1,299,139
6.500%, 02/01/29 (144A)	2,885,000	3,070,722
6.625%, 10/15/25 (144A)	544,000	576,640
7.750%, 07/15/25 (144A) (a)	1,518,000	1,628,055
DISH DBS Corp.
5.000%, 03/15/23 (a)	1,456,000	1,310,400
5.875%, 07/15/22	1,874,000	1,813,657
5.875%, 11/15/24 (a)	309,000	259,560
6.750%, 06/01/21	640,000	659,840
7.750%, 07/01/26 (a)	170,000	147,900
Gray Television, Inc.
7.000%, 05/15/27 (144A)	513,000	545,063
Meredith Corp. 6.875%, 02/01/26	352,000	370,480
Midcontinent Communications / Midcontinent Finance Corp. 6.875%, 08/15/23 (144A)	102,000	106,109
Radiate Holdco LLC / Radiate Finance, Inc.
6.625%, 02/15/25 (144A) (a)	293,000	282,745
6.875%, 02/15/23 (144A)	136,000	134,640
Sirius XM Radio, Inc. 5.000%, 08/01/27 (144A)	1,650,000	1,650,990

Media—(Continued)
TEGNA, Inc. 5.500%, 09/15/24 (144A)	158,000	159,580
Telenet Finance Luxembourg Notes S.a.r.l. 5.500%, 03/01/28 (144A)	1,000,000	980,000
Telenet Finance VI Luxembourg SCA 4.875%, 07/15/27 (EUR)	151,200	182,089
Unitymedia GmbH 3.750%, 01/15/27 (EUR)	100,000	117,765
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 3.500%, 01/15/27 (EUR)	100,000	117,926
Univision Communications, Inc. 5.125%, 02/15/25 (144A) (a)	906,000	843,713
UPC Holding B.V. 3.875%, 06/15/29 (EUR)	100,000	114,009
UPCB Finance IV, Ltd. 5.375%, 01/15/25 (144A)	250,000	253,750
UPCB Finance VII, Ltd. 3.625%, 06/15/29 (EUR)	100,000	116,432
UPCB Finance, Ltd. 4.000%, 01/15/27 (EUR)	90,000	105,520
Videotron, Ltd. 5.125%, 04/15/27 (144A)	1,176,000	1,199,520
Virgin Media Finance plc 5.750%, 01/15/25 (144A)	1,439,000	1,464,183
Virgin Media Receivables Financing Notes I DAC
5.500%, 09/15/24 (GBP)	113,000	147,883
Virgin Media Secured Finance plc
4.875%, 01/15/27 (GBP)	100,000	128,956
5.250%, 01/15/26 (144A)	936,000	941,850
5.500%, 01/15/25 (GBP)	90,000	119,858
6.250%, 03/28/29 (GBP)	100,000	137,707
Ziggo B.V.
3.750%, 01/15/25 (EUR)	100,000	114,699
4.250%, 01/15/27 (EUR)	100,000	115,260
5.500%, 01/15/27 (144A)	849,000	840,510
Ziggo Bond Co. B.V.
5.875%, 01/15/25 (144A)	715,000	706,063
7.125%, 05/15/24 (EUR)	150,000	175,498

		49,815,068

Metal Fabricate/Hardware—0.6%
Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd. 7.375%, 12/15/23 (144A)	485,000	465,600
Novelis Corp.
5.875%, 09/30/26 (144A)	1,446,000	1,438,770
6.250%, 08/15/24 (144A)	1,994,000	2,038,865

		3,943,235

Mining—1.7%
Alcoa Nederland Holding B.V. 6.125%, 05/15/28 (144A)	213,000	219,390
Constellium NV
5.750%, 05/15/24 (144A) (a)	788,000	788,000
5.875%, 02/15/26 (144A) (a)	2,154,000	2,114,959
6.625%, 03/01/25 (144A) (a)	1,168,000	1,191,360

BHFTI-51

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—(Continued)
Freeport-McMoRan, Inc.
3.550%, 03/01/22	1,530,000	$1,512,787
3.875%, 03/15/23	1,403,000	1,382,811
4.550%, 11/14/24	612,000	599,760
5.400%, 11/14/34	220,000	200,200
5.450%, 03/15/43	4,068,000	3,559,541
Kaiser Aluminum Corp. 5.875%, 05/15/24	286,000	293,865

		11,862,673

Miscellaneous Manufacturing—0.0%
Gates Global LLC / Gates Global Co. 6.000%, 07/15/22 (144A) (a)	167,000	167,653

Office/Business Equipment—0.1%
CDW LLC / CDW Finance Corp. 5.000%, 09/01/25	257,000	263,425
Xerox Corp.
4.800%, 03/01/35	722,000	566,770
6.750%, 12/15/39	116,000	109,910

		940,105

Oil & Gas—8.0%
Antero Resources Corp.
5.000%, 03/01/25 (a)	1,044,000	1,027,035
5.125%, 12/01/22	104,000	104,551
5.625%, 06/01/23 (a)	185,000	187,544
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
7.000%, 11/01/26 (144A)	311,000	298,949
10.000%, 04/01/22 (144A)	771,000	844,476
Berry Petroleum Co. LLC 7.000%, 02/15/26 (144A)	872,000	863,280
Brazos Valley Longhorn LLC / Brazos Valley Longhorn Finance Corp. 6.875%, 02/01/25	361,000	364,610
Bruin E&P Partners LLC 8.875%, 08/01/23 (144A)	800,000	762,000
California Resources Corp. 8.000%, 12/15/22 (144A) (a)	1,639,000	1,287,107
Callon Petroleum Co.
6.125%, 10/01/24	545,000	547,725
6.375%, 07/01/26	315,000	315,787
Calumet Specialty Products Partners L.P. / Calumet Finance Corp. 6.500%, 04/15/21	306,000	299,880
Carrizo Oil & Gas, Inc.
6.250%, 04/15/23	461,000	452,942
8.250%, 07/15/25 (a)	657,000	679,995
Centennial Resource Production LLC 6.875%, 04/01/27 (144A)	328,000	331,214
Chaparral Energy, Inc.
8.750%, 07/15/23 (144A)	402,000	275,370
Chesapeake Energy Corp.
4.875%, 04/15/22 (a)	273,000	268,905
5.750%, 03/15/23	41,000	39,873
6.125%, 02/15/21	338,000	348,140

Oil & Gas—(Continued)
Chesapeake Energy Corp.
6.625%, 08/15/20	542,000	556,227
7.000%, 10/01/24 (a)	1,077,000	1,074,307
8.000%, 01/15/25 (a)	590,000	601,800
8.000%, 06/15/27 (a)	1,706,000	1,680,410
CNX Resources Corp. 5.875%, 04/15/22	2,420,000	2,413,950
Comstock Resources, Inc. 9.750%, 08/15/26 (144A)	394,000	362,480
Covey Park Energy LLC / Covey Park Finance Corp. 7.500%, 05/15/25 (144A)	433,000	401,478
CrownRock L.P. / CrownRock Finance, Inc. 5.625%, 10/15/25 (144A)	2,337,000	2,243,520
Denbury Resources, Inc. 9.250%, 03/31/22 (144A)	544,000	524,960
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43	643,000	406,697
5.700%, 10/15/39	69,000	46,403
7.875%, 08/15/25 (a)	243,000	234,495
Diamondback Energy, Inc. 5.375%, 05/31/25	402,000	419,587
Endeavor Energy Resources L.P. / EER Finance, Inc.
5.500%, 01/30/26 (144A)	1,206,000	1,239,165
5.750%, 01/30/28 (144A)	745,000	782,250
Ensco plc
4.500%, 10/01/24 (a)	182,000	139,230
4.700%, 03/15/21	38,000	36,100
5.200%, 03/15/25	558,000	432,617
5.750%, 10/01/44	357,000	229,373
7.750%, 02/01/26 (a)	465,000	392,344
Extraction Oil & Gas, Inc.
5.625%, 02/01/26 (144A)	1,144,000	878,020
7.375%, 05/15/24 (144A)	681,000	568,635
Great Western Petroleum LLC / Great Western Finance Corp. 9.000%, 09/30/21 (144A)	865,000	653,075
Gulfport Energy Corp.
6.375%, 01/15/26	126,000	111,510
6.625%, 05/01/23	280,000	271,600
Halcon Resources Corp. 6.750%, 02/15/25 (a)	687,000	412,200
Indigo Natural Resources LLC 6.875%, 02/15/26 (144A)	477,000	422,145
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp. 6.000%, 08/01/26 (144A)	102,000	103,020
Matador Resources Co. 5.875%, 09/15/26	535,000	533,662
MEG Energy Corp. 6.500%, 01/15/25 (144A)	1,320,000	1,300,200
Murphy Oil Corp.
5.750%, 08/15/25	444,000	458,480
5.875%, 12/01/42	366,000	327,106
7.050%, 05/01/29	34,000	37,408
Nabors Industries, Inc.
4.625%, 09/15/21	614,000	606,325
5.000%, 09/15/20	106,000	106,530

BHFTI-52

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Nabors Industries, Inc.
5.500%, 01/15/23 (a)	103,000	$98,314
5.750%, 02/01/25	350,000	313,681
Noble Holding International, Ltd.
5.250%, 03/15/42	238,000	142,800
7.750%, 01/15/24 (a)	42,000	37,815
7.875%, 02/01/26 (144A) (a)	1,841,000	1,707,527
Northern Oil and Gas, Inc. 9.500%, 1.000% PIK, 05/15/23 (e)	852,592	882,433
Oasis Petroleum, Inc.
6.250%, 05/01/26 (144A) (a)	763,000	726,757
6.875%, 03/15/22 (a)	511,000	516,110
6.875%, 01/15/23	270,000	270,000
Pacific Drilling S.A. 8.375%, 10/01/23 (144A) (a)	2,058,000	2,089,240
Parsley Energy LLC / Parsley Finance Corp.
5.250%, 08/15/25 (144A)	43,000	42,436
5.375%, 01/15/25 (144A)	767,000	767,000
5.625%, 10/15/27 (144A)	659,000	657,352
6.250%, 06/01/24 (144A)	310,000	320,462
PBF Holding Co. LLC / PBF Finance Corp. 7.250%, 06/15/25	437,000	448,580
PDC Energy, Inc.
5.750%, 05/15/26	281,000	274,678
6.125%, 09/15/24	97,000	97,000
Precision Drilling Corp.
5.250%, 11/15/24	29,000	27,115
7.125%, 01/15/26 (144A)	420,000	416,456
QEP Resources, Inc.
5.250%, 05/01/23	416,000	392,080
5.375%, 10/01/22	1,092,000	1,067,430
5.625%, 03/01/26 (a)	1,112,000	1,006,360
6.875%, 03/01/21	171,000	175,275
Range Resources Corp.
4.875%, 05/15/25 (a)	79,000	73,273
5.000%, 08/15/22	262,000	259,380
5.000%, 03/15/23	84,000	82,320
5.875%, 07/01/22	436,000	440,360
Repsol International Finance B.V.
3.875%, 6Y EUR Swap + 3.560%, 03/25/21 (EUR) (b)	100,000	117,564
4.500%, 10Y EUR Swap + 4.200%, 03/25/75 (EUR) (b)	100,000	122,633
Rowan Cos., Inc. 4.875%, 06/01/22	716,000	663,195
Sanchez Energy Corp.
6.125%, 01/15/23	103,000	13,905
7.750%, 06/15/21	2,392,000	331,890
Seven Generations Energy, Ltd.
5.375%, 09/30/25 (144A)	190,000	185,725
6.875%, 06/30/23 (144A)	74,000	76,220
SM Energy Co.
5.000%, 01/15/24 (a)	644,000	595,700
5.625%, 06/01/25 (a)	885,000	818,306
6.125%, 11/15/22	116,000	116,000
6.625%, 01/15/27 (a)	24,000	22,800
6.750%, 09/15/26 (a)	361,000	346,109

Oil & Gas—(Continued)
Southwestern Energy Co.
6.200%, 01/23/25	273,000	268,223
7.500%, 04/01/26	215,000	219,300
7.750%, 10/01/27	557,000	568,836
Sunoco LP / Sunoco Finance Corp.
4.875%, 01/15/23	641,000	651,192
5.500%, 02/15/26	232,000	229,680
5.875%, 03/15/28	282,000	279,885
6.000%, 04/15/27 (144A)	88,000	88,220
Transocean Pontus, Ltd. 6.125%, 08/01/25 (144A)	439,425	444,918
Transocean Poseidon, Ltd. 6.875%, 02/01/27 (144A) (a)	888,000	923,520
Transocean, Inc.
6.500%, 11/15/20	65,000	67,113
7.250%, 11/01/25 (144A)	760,000	750,500
7.500%, 01/15/26 (144A)	511,000	504,612
8.375%, 12/15/21	72,000	75,780
9.000%, 07/15/23 (144A)	1,227,000	1,308,289
Vantage Drilling International 9.250%, 11/15/23 (144A)	297,000	305,168
Whiting Petroleum Corp. 6.625%, 01/15/26 (a)	804,000	787,920
WPX Energy, Inc.
5.250%, 09/15/24	248,000	250,480
5.750%, 06/01/26	64,000	64,960
6.000%, 01/15/22	42,000	43,575
8.250%, 08/01/23	158,000	177,750

		55,058,894

Oil & Gas Services—0.6%
Apergy Corp. 6.375%, 05/01/26	224,000	226,800
Archrock Partners L.P. / Archrock Partners Finance Corp. 6.875%, 04/01/27 (144A)	314,000	320,186
CSI Compressco LP / CSI Compressco Finance, Inc. 7.500%, 04/01/25 (144A) (a)	557,000	531,935
Oceaneering International, Inc. 4.650%, 11/15/24	100,000	92,250
Pioneer Energy Services Corp. 6.125%, 03/15/22	405,000	251,100
SESI LLC
7.125%, 12/15/21	321,000	287,696
7.750%, 09/15/24	301,000	249,077
USA Compression Partners L.P. / USA Compression Finance Corp.
6.875%, 04/01/26	548,000	560,330
6.875%, 09/01/27 (144A)	631,000	641,254
Weatherford International, Ltd.
5.125%, 09/15/20	465,000	409,200
5.950%, 04/15/42	400,000	223,880
6.500%, 08/01/36	212,000	119,780

		3,913,488

BHFTI-53

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—2.3%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.125%, 05/15/23 (EUR)	125,000	$143,724
4.625%, 05/15/23 (144A)	2,340,000	2,354,625
4.750%, 07/15/27 (144A) (GBP)	151,000	186,099
4.750%, 07/15/27 (GBP)	100,000	123,244
7.250%, 05/15/24 (144A)	3,832,000	4,036,820
BWAY Holding Co. 5.500%, 04/15/24 (144A)	3,227,000	3,203,766
Crown Americas LLC / Crown Americas Capital Corp.
4.250%, 09/30/26	303,000	293,153
4.750%, 02/01/26 (a)	2,418,000	2,429,606
Crown European Holdings S.A.
2.250%, 02/01/23 (144A) (EUR)	100,000	115,909
3.375%, 05/15/25 (EUR)	128,000	153,486
Greif, Inc. 6.500%, 03/01/27 (144A)	196,000	200,410
Intertape Polymer Group, Inc. 7.000%, 10/15/26 (144A)	273,000	279,825
OI European Group B.V. 4.000%, 03/15/23 (144A)	280,000	274,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.125%, 07/15/23 (144A)	260,000	264,225
7.000%, 07/15/24 (144A)	1,196,000	1,232,030
Sealed Air Corp.
4.500%, 09/15/23 (EUR)	203,000	254,463
5.125%, 12/01/24 (144A)	106,000	109,812
Silgan Holdings, Inc. 3.250%, 03/15/25 (EUR)	100,000	115,798

		15,771,745

Pharmaceuticals—2.5%
Bausch Health Americas, Inc.
8.500%, 01/31/27 (144A)	1,939,000	2,055,340
9.250%, 04/01/26 (144A)	486,000	531,830
Bausch Health Cos., Inc.
4.500%, 05/15/23 (EUR)	1,217,000	1,375,818
5.500%, 03/01/23 (144A) (a)	3,002,000	3,016,500
5.500%, 11/01/25 (144A)	2,893,000	2,954,476
5.750%, 08/15/27 (144A)	377,000	386,425
5.875%, 05/15/23 (144A)	1,794,000	1,811,940
6.125%, 04/15/25 (144A)	237,000	234,630
7.000%, 03/15/24 (144A)	1,144,000	1,210,352
9.000%, 12/15/25 (144A)	1,143,000	1,241,641
Elanco Animal Health, Inc. 4.900%, 08/28/28 (144A)	480,000	510,051
Nidda Bond Co. GmbH 7.250%, 09/30/25 (EUR)	175,000	201,155
NVA Holdings, Inc. 6.875%, 04/01/26 (144A)	382,000	377,703
Par Pharmaceutical, Inc. 7.500%, 04/01/27 (144A)	1,223,000	1,239,816
Rossini Sarl 6.750%, 10/30/25 (EUR)	141,000	167,261
Vizient, Inc. 10.375%, 03/01/24 (144A)	153,000	166,280

		17,481,218

Pipelines—3.1%
Antero Midstream Partners L.P. / Antero Midstream Finance Corp.
5.375%, 09/15/24	140,000	141,092
5.750%, 03/01/27 (144A)	82,000	83,230
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27	2,733,000	2,866,234
5.875%, 03/31/25	1,012,000	1,100,550
7.000%, 06/30/24	420,000	474,096
Cheniere Energy Partners L.P. 5.625%, 10/01/26 (144A)	1,098,000	1,125,450
DCP Midstream Operating L.P.
5.375%, 07/15/25	585,000	609,862
6.450%, 11/03/36 (144A)	620,000	635,500
6.750%, 09/15/37 (144A)	917,000	944,510
EnLink Midstream Partners L.P.
4.150%, 06/01/25	54,000	51,975
4.400%, 04/01/24	530,000	524,700
4.850%, 07/15/26	60,000	59,550
5.050%, 04/01/45	687,000	592,537
5.450%, 06/01/47	520,000	462,800
5.600%, 04/01/44	591,000	528,945
Genesis Energy L.P. / Genesis Energy Finance Corp.
5.625%, 06/15/24	168,000	161,280
6.000%, 05/15/23	72,000	72,540
6.250%, 05/15/26	364,000	343,980
6.500%, 10/01/25	227,000	220,758
Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp. 5.625%, 02/15/26 (144A)	489,000	497,558
Kinder Morgan, Inc. 6.700%, 02/15/27	62,930	69,207
NGPL PipeCo LLC
4.875%, 08/15/27 (144A)	927,000	936,270
7.768%, 12/15/37 (144A)	1,211,000	1,453,200
Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp.
4.750%, 10/01/23 (144A)	187,000	188,111
5.500%, 09/15/24 (144A)	834,000	854,850
5.500%, 01/15/28 (144A)	1,862,000	1,864,327
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
5.000%, 01/15/28	1,256,000	1,235,590
5.125%, 02/01/25	646,000	658,920
5.375%, 02/01/27	36,000	36,810
5.875%, 04/15/26 (144A)	203,000	214,571
6.500%, 07/15/27 (144A)	696,000	750,810
6.875%, 01/15/29 (144A)	1,552,000	1,689,740

		21,449,553

Real Estate—0.4%
ADLER Real Estate AG
1.875%, 04/27/23 (EUR)	100,000	110,543
3.000%, 04/27/26 (EUR)	100,000	110,661
4.750%, 04/08/20 (EUR)	24,000	26,979
ATF Netherlands B.V. 3.750%, 5Y EUR Swap + 4.375%, 01/20/23 (EUR) (b)	100,000	112,736
Five Point Operating Co. L.P. / Five Point Capital Corp. 7.875%, 11/15/25 (144A)	328,000	314,060

BHFTI-54

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate—(Continued)
Greystar Real Estate Partners LLC 5.750%, 12/01/25 (144A)	402,000	$403,005
Howard Hughes Corp. (The) 5.375%, 03/15/25 (144A)	393,000	391,035
Newmark Group, Inc. 6.125%, 11/15/23	230,000	237,137
Residomo SRO 3.375%, 10/15/24 (EUR)	107,000	121,711
Summit Properties, Ltd. 2.000%, 01/31/25 (EUR)	100,000	100,815
Tropicana Entertainment LLC / Tropicana Finance Corp. 9.625%, 12/15/14 (c) (f) (g)	70,000	0
Unique Pub Finance Co. plc (The)
5.659%, 06/30/27 (GBP)	143,203	205,409
6.464%, 03/30/32 (GBP)	300,000	373,248

		2,507,339

Real Estate Investment Trusts—2.1%
CyrusOne LP / CyrusOne Finance Corp. 5.375%, 03/15/27	595,000	615,646
Equinix, Inc.
2.875%, 03/15/24 (EUR)	200,000	231,568
2.875%, 10/01/25 (EUR)	136,000	156,883
5.375%, 05/15/27	274,000	287,015
5.875%, 01/15/26	1,280,000	1,348,416
ESH Hospitality, Inc. 5.250%, 05/01/25 (144A)	364,000	361,725
GEO Group, Inc. (The) 5.875%, 10/15/24	147,000	128,257
GLP Capital L.P. / GLP Financing II, Inc.
5.250%, 06/01/25	279,000	292,292
5.375%, 11/01/23	114,000	120,007
5.375%, 04/15/26	424,000	443,038
Iron Mountain UK plc 3.875%, 11/15/25 (GBP)	100,000	123,840
Iron Mountain, Inc.
3.000%, 01/15/25 (EUR)	110,000	124,006
4.875%, 09/15/27 (144A)	379,000	363,840
iStar, Inc.
4.625%, 09/15/20	78,000	78,878
5.250%, 09/15/22	162,000	159,570
6.000%, 04/01/22	140,000	140,525
MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc.
4.500%, 09/01/26	1,286,000	1,250,635
4.500%, 01/15/28	1,628,000	1,530,320
5.625%, 05/01/24	77,000	80,465
5.750%, 02/01/27 (144A)	1,018,000	1,053,630
MPT Operating Partnership L.P. / MPT Finance Corp. 5.000%, 10/15/27	1,955,000	1,989,212
SBA Communications Corp. 4.875%, 09/01/24	3,294,000	3,327,928
VICI Properties 1 LLC / VICI FC, Inc. 8.000%, 10/15/23	280,114	306,725

		14,514,421

Retail—1.8%
1011778 BC ULC / New Red Finance, Inc. 4.250%, 05/15/24 (144A)	1,052,000	1,041,480
5.000%, 10/15/25 (144A)	4,810,000	4,751,318
Asbury Automotive Group, Inc. 6.000%, 12/15/24	646,000	664,379
B&M European Value Retail S.A. 4.125%, 02/01/22 (GBP)	100,000	131,608
Beacon Roofing Supply, Inc. 4.875%, 11/01/25 (144A)	38,000	36,100
Golden Nugget, Inc. 6.750%, 10/15/24 (144A)	1,699,000	1,707,495
Group 1 Automotive, Inc. 5.250%, 12/15/23 (144A)	101,000	101,505
Hipercor S.A. 3.875%, 01/19/22 (EUR)	100,000	118,044
IRB Holding Corp. 6.750%, 02/15/26 (144A)	119,000	111,860
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
5.250%, 06/01/26 (144A)	890,000	898,344
L Brands, Inc.
6.750%, 07/01/36	153,000	128,520
6.875%, 11/01/35	936,000	808,470
Penske Automotive Group, Inc. 5.500%, 05/15/26	231,000	227,535
Staples, Inc. 8.500%, 09/15/25 (144A)	658,000	717,220
Stonegate Pub Co. Financing plc
4.875%, 03/15/22 (GBP)	175,000	227,341
7.095%, 3M GBP LIBOR + 6.250%, 03/15/22 (GBP) (b)	100,000	130,896
Superior Plus LP/Superior General Partner, Inc. 7.000%, 07/15/26 (144A)	570,000	579,262
Tendam Brands S.A.U. 5.000%, 09/15/24 (EUR)	104,000	116,649
Yum! Brands, Inc. 5.350%, 11/01/43	14,000	12,110

		12,510,136

Semiconductors—0.6%
Broadcom, Inc.
3.125%, 04/15/21 (144A)	395,000	394,913
3.125%, 10/15/22 (144A)	516,000	514,287
3.625%, 10/15/24 (144A)	516,000	511,965
4.250%, 04/15/26 (144A)	516,000	512,187
4.750%, 04/15/29 (144A)	516,000	513,549
Entegris, Inc. 4.625%, 02/10/26 (144A)	434,000	429,660
Qorvo, Inc. 5.500%, 07/15/26 (144A) (a)	1,145,000	1,182,327

		4,058,888

Software—4.1%
ACI Worldwide, Inc. 5.750%, 08/15/26 (144A)	1,529,000	1,565,314

BHFTI-55

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Ascend Learning LLC
6.875%, 08/01/25 (144A)	1,248,000	$1,239,550
CDK Global, Inc. 4.875%, 06/01/27	1,758,000	1,755,802
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.750%, 03/01/25 (144A)	1,002,000	991,429
Genesys Telecommunications Laboratories, Inc. / Greeneden Lux 3 S.a.r.l. / Greeneden U.S. Holdings II LLC 10.000%, 11/30/24 (144A)	2,308,000	2,515,720
Infor U.S., Inc. 6.500%, 05/15/22	5,014,000	5,082,942
Informatica LLC 7.125%, 07/15/23 (144A)	1,579,000	1,608,606
InterXion Holding NV 4.750%, 06/15/25 (EUR)	100,000	118,906
IQVIA, Inc.
3.250%, 03/15/25 (144A) (EUR)	150,000	171,836
3.250%, 03/15/25 (EUR)	425,000	486,869
3.500%, 10/15/24 (EUR)	100,000	115,307
5.000%, 10/15/26 (144A)	646,000	660,942
Nuance Communications, Inc.
5.625%, 12/15/26	609,000	624,225
6.000%, 07/01/24	236,000	242,417
PTC, Inc.
6.000%, 05/15/24	22,000	23,018
Rackspace Hosting, Inc. 8.625%, 11/15/24 (144A) (a)	350,000	311,808
RP Crown Parent LLC 7.375%, 10/15/24 (144A)	1,046,000	1,072,150
Solera LLC / Solera Finance, Inc. 10.500%, 03/01/24 (144A)	3,113,000	3,374,243
Sophia L.P. / Sophia Finance, Inc. 9.000%, 09/30/23 (144A)	630,000	653,625
SS&C Technologies, Inc. 5.500%, 09/30/27 (144A)	3,327,000	3,360,270
TIBCO Software, Inc. 11.375%, 12/01/21 (144A)	1,631,000	1,736,200
Veritas U.S., Inc. / Veritas Bermuda, Ltd. 7.500%, 02/01/23 (144A)	278,000	265,490

		27,976,669

Storage/Warehousing—0.4%
Algeco Global Finance plc
6.500%, 02/15/23 (EUR)	200,000	233,305
8.000%, 02/15/23 (144A)	986,000	988,465
Mobile Mini, Inc. 5.875%, 07/01/24	1,350,000	1,373,625

		2,595,395

Telecommunications—7.3%
Altice France S.A.
5.875%, 02/01/27 (EUR)	100,000	115,563
7.375%, 05/01/26 (144A)	3,783,000	3,707,340
8.125%, 02/01/27 (144A)	1,871,000	1,889,710

Telecommunications—(Continued)
CenturyLink, Inc.
5.625%, 04/01/25 (a)	210,000	203,175
6.450%, 06/15/21	728,000	758,030
6.750%, 12/01/23 (a)	608,000	634,600
7.500%, 04/01/24 (a)	1,237,000	1,308,127
7.600%, 09/15/39	91,000	79,853
7.650%, 03/15/42	701,000	615,127
Cincinnati Bell, Inc.
7.000%, 07/15/24 (144A) (a)	820,000	754,876
8.000%, 10/15/25 (144A)	316,000	288,350
CommScope Finance LLC
5.500%, 03/01/24 (144A)	2,030,000	2,076,264
6.000%, 03/01/26 (144A)	1,677,000	1,734,638
8.250%, 03/01/27 (144A)	522,000	541,575
CommScope Technologies LLC
5.000%, 03/15/27 (144A)	658,000	583,435
6.000%, 06/15/25 (144A)	2,000	1,944
Digicel Group Two, Ltd. 8.250%, 09/30/22 (144A)	588,000	196,980
Digicel International Finance, Ltd. / Digicel Holdings Bermuda, Ltd. 8.750%, 05/25/24 (144A)	778,000	768,275
Digicel, Ltd. 6.000%, 04/15/21 (144A) (a)	912,000	759,432
Embarq Corp. 7.995%, 06/01/36	953,000	927,984
Frontier Communications Corp.
8.000%, 04/01/27 (144A)	2,336,000	2,411,920
10.500%, 09/15/22	345,000	263,063
11.000%, 09/15/25	2,849,000	1,877,263
Hughes Satellite Systems Corp.
5.250%, 08/01/26	392,000	389,060
7.625%, 06/15/21	171,000	183,827
Intelsat Jackson Holdings S.A.
5.500%, 08/01/23	1,674,000	1,485,675
8.500%, 10/15/24 (144A)	1,668,000	1,622,130
9.750%, 07/15/25 (144A)	2,124,000	2,156,497
Level 3 Financing, Inc.
5.125%, 05/01/23	506,000	510,428
5.250%, 03/15/26	2,175,000	2,169,562
5.375%, 05/01/25	70,000	70,861
Matterhorn Telecom S.A. 3.875%, 05/01/22 (EUR)	125,000	141,599
Nokia Oyj 6.625%, 05/15/39	1,288,000	1,374,940
Qualitytech LP/QTS Finance Corp. 4.750%, 11/15/25 (144A)	328,000	317,340
SES S.A. 4.625%, 5Y EUR Swap + 4.664%, 01/02/22 (EUR) (b)	100,000	117,207
SoftBank Group Corp.
4.000%, 04/20/23 (EUR)	194,000	233,864
4.750%, 07/30/25 (EUR)	100,000	120,588
5.000%, 04/15/28 (EUR)	100,000	119,859
Sprint Corp.
7.125%, 06/15/24 (a)	3,202,000	3,250,030
7.625%, 02/15/25	770,000	785,400

BHFTI-56

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Sprint Corp.
7.625%, 03/01/26 (a)	3,499,000	$3,551,485
7.875%, 09/15/23	2,581,000	2,710,050
T-Mobile USA, Inc.
4.500%, 02/01/26	1,228,000	1,227,328
4.750%, 02/01/28	1,134,000	1,124,077
6.500%, 01/15/26	495,000	528,413
TDC A/S 6.875%, 02/23/23 (GBP)	100,000	146,981
Telecom Italia Capital S.A.
6.000%, 09/30/34	380,000	351,500
6.375%, 11/15/33	318,000	306,870
Telecom Italia S.p.A.
5.303%, 05/30/24 (144A)	464,000	466,320
5.875%, 05/19/23 (GBP)	50,000	69,462
Telecom Italia SpA/Milano 4.000%, 04/11/24 (EUR)	100,000	118,048
Telefonica Europe B.V.
2.625%, 5Y EUR Swap + 2.327%, 06/07/23 (EUR) (b)	100,000	107,722
3.750%, 5Y EUR Swap + 3.858%, 03/15/22 (EUR) (b)	100,000	116,332
4.375%, 6Y EUR Swap + 4.107%, 03/14/25 (EUR) (b)	200,000	230,120
5.875%, 10Y EUR Swap + 4.301%, 03/31/24 (EUR) (b)	100,000	124,514
Telesat Canada / Telesat LLC 8.875%, 11/15/24 (144A)	278,000	299,545
ViaSat, Inc. 5.625%, 04/15/27 (144A)	1,119,000	1,138,706
Wind Tre S.p.A.
2.750%, 3M EURIBOR + 2.750%, 01/20/24 (EUR) (b)	110,000	117,100
3.125%, 01/20/25 (EUR)	174,000	183,981

		50,464,945

Toys/Games/Hobbies—0.2%
Mattel, Inc. 6.750%, 12/31/25 (144A)	1,278,000	1,257,233

Transportation—0.0%
CMA CGM S.A. 5.250%, 01/15/25 (EUR)	100,000	93,544
XPO Logistics, Inc. 6.750%, 08/15/24 (144A)	41,000	41,820

		135,364

Trucking & Leasing—0.4%
Avolon Holdings, Ltd.
5.125%, 10/01/23 (144A)	690,000	702,075
5.250%, 05/15/24 (144A)	650,000	669,500
Fortress Transportation & Infrastructure Investors LLC
6.500%, 10/01/25 (144A)	170,000	167,875
6.750%, 03/15/22 (144A)	159,000	161,783
Park Aerospace Holdings, Ltd.
5.250%, 08/15/22 (144A)	601,000	615,965
5.500%, 02/15/24 (144A)	165,000	171,187

		2,488,385

Total Corporate Bonds & Notes (Cost $568,245,092)		567,851,180

Floating Rate Loans (h)—10.7%
Security Description	Principal Amount*	Value

Aerospace/Defense—0.7%
Accudyne Industries LLC Term Loan, 5.499%, 1M LIBOR + 3.000%, 08/18/24	875,399	875,326
Atlantic Aviation FBO Inc. Term Loan B, 6.250%, 1M LIBOR + 3.750%, 12/06/25	116,708	117,726
LGC Science Holdings Limited USD Term Loan B3, 5.999%, 1M LIBOR + 3.500%, 03/08/23	1,000,000	980,000
Panther BF Aggregator L.P. Term Loan B, 03/18/26 (i)	2,488,000	2,463,058
Sequa Mezzanine Holdings LLC 1st Lien Term Loan, 7.776%, 3M LIBOR + 5.000%, 11/28/21	400,860	393,344
Severin Acquisition LLC Term Loan B, 5.989%, 3M LIBOR + 3.250%, 08/01/25	207,480	202,682

		5,032,136

Auto Manufacturers—0.0%
Direct ChassisLink, Inc. 2nd Lien Term Loan, 8.693%, 3M LIBOR + 6.000%, 06/15/23	56,086	56,682

Chemicals—0.8%
Alpha 3 B.V. Term Loan B1, 5.601%, 3M LIBOR + 3.000%, 01/31/24	792,816	777,455
Ascend Performance Materials Operations LLC Term Loan B, 7.749%, 1M LIBOR + 5.250%, 08/12/22	2,834,730	2,831,187
Invictus U.S. LLC 2nd Lien Term Loan, 9.329%, 3M LIBOR + 6.750%, 03/28/26	113,750	112,897
LTI Holdings, Inc. 1st Lien Term Loan, 5.999%, 1M LIBOR + 3.500%, 09/06/25	131,911	127,294
Messer Industries GmbH
Term Loan, 5.101%, 3M LIBOR + 2.500%, 03/01/26	470,164	461,937
Starfruit Finco B.V Term Loan B, 5.740%, 1M LIBOR + 3.250%, 10/01/25	859,000	847,988

		5,158,758

Coal—0.1%
CONSOL Energy, Inc. 1st Lien Term Loan B, 11/28/22 (i)	450,000	451,125

Commercial Services—1.5%
Albany Molecular Research, Inc. 1st Lien Term Loan, 5.749%, 1M LIBOR + 3.250%, 08/30/24	189,710	186,706
Dun & Bradstreet Corporation (The) Term Loan, 7.490%, 1M LIBOR + 5.000%, 02/01/26	1,020,000	1,012,775
Financial & Risk US Holdings, Inc. Term Loan, 6.249%, 1M LIBOR + 3.750%, 10/01/25	5,882,457	5,716,401
Mavis Tire Express Services Corp.
1st Lien Term Loan, 5.736%, 1M LIBOR + 3.250%, 03/20/25	22,908	22,479

BHFTI-57

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
PSAV Holdings LLC
1st Lien Term Loan, 5.759%, 1M LIBOR + 3.250%, 03/01/25	283,140	$275,708
2nd Lien Term Loan, 9.986%, 3M LIBOR + 7.250%, 09/01/25	165,714	159,085
Verscend Holding Corp. Term Loan B, 6.999%, 1M LIBOR + 4.500%, 08/27/25	2,938,831	2,918,591

		10,291,745

Computers—0.0%
TierPoint LLC 1st Lien Term Loan, 6.249%, 1M LIBOR + 3.750%, 05/06/24	322,715	305,975

Electrical Components & Equipment—0.1%
Cortes NP Acquisition Corp. Term Loan B, 6.629%, 3M LIBOR + 4.000%, 11/30/23	900,457	848,681

Energy-Alternate Sources—0.0%
ExGen Renewables IV LLC Term Loan B, 5.630%, 3M LIBOR + 3.000%, 11/28/24	173,584	163,096

Entertainment—0.5%
GVC Holdings PLC EUR Term Loan, 2.750%, EURIBOR + 2.750%, 03/29/24 (EUR)	1,000,000	1,120,921
Stars Group Holdings B.V. (The) Incremental Term Loan, 6.101%, 3M LIBOR + 3.500%, 07/10/25	2,119,313	2,118,485

		3,239,406

Environmental Control—0.1%
GFL Environmental Inc. Term Loan B, 5.499%, 1M LIBOR + 3.000%, 05/30/25	985,435	957,104

Health Care Providers & Services—0.1%
AHP Health Partners, Inc. 2018 Term Loan, 6.999%, 1M LIBOR + 4.500%, 06/30/25	323,555	323,959

Health Care Technology—0.3%
VVC Holding Corp. Term Loan B, 7.197%, 3M LIBOR + 4.500%, 02/11/26	2,212,000	2,182,507

Healthcare-Products—0.5%
Immucor, Inc. Extended Term Loan B, 7.601%, 3M LIBOR + 5.000%, 06/15/21	1,709,579	1,708,524
Sotera Health Holdings LLC Term Loan, 5.499%, 1M LIBOR + 3.000%, 05/15/22	1,517,982	1,490,469

		3,198,993

Healthcare-Services—0.4%
Concentra Inc. 2018 2nd Lien Term Loan, 8.990%, 1M LIBOR + 6.500%, 06/01/23	485,998	488,226

Healthcare-Services—(Continued)
Envision Healthcare Corp. 1st Lien Term Loan, 6.249%, 1M LIBOR + 3.750%, 10/10/25	1,326,376	1,243,202
Gentiva Health Services, Inc.
1st Lien Term Loan, 6.250%, 1M LIBOR + 3.750%, 07/02/25	516,759	516,430
2nd Lien Term Loan, 9.500%, 1M LIBOR + 7.000%, 07/02/26	125,897	129,044
Quorum Health Corp. Term Loan B, 9.249%, 1M LIBOR + 6.750%, 04/29/22	414,151	408,802
Team Health Holdings, Inc. 1st Lien Term Loan, 5.249%, 1M LIBOR + 2.750%, 02/06/24	207,431	184,959

		2,970,663

Insurance—0.3%
Alliant Holdings I, Inc. Term Loan B, 5.232%, 1M LIBOR + 2.750%, 05/09/25	3,421	3,302
Asurion LLC 2nd Lien Term Loan, 8.999%, 1M LIBOR + 6.500%, 08/04/25	977,000	992,418
Sedgwick Claims Management Services, Inc. Term Loan B, 5.749%, 1M LIBOR + 3.250%, 12/31/25	1,144,133	1,122,501

		2,118,221

Internet—0.2%
Ascend Learning LLC Term Loan B, 5.499%, 1M LIBOR + 3.000%, 07/12/24	141,840	139,358
Getty Images, Inc. 1st Lien Term Loan, 7.000%, 1M LIBOR + 4.500%, 02/19/26	467,828	465,954
Uber Technologies Term Loan, 6.493%, 1M LIBOR + 4.000%, 04/04/25	989,523	992,862

		1,598,174

Internet Software & Services—0.2%
Travelport Finance (Luxembourg) S.a.r.l. Term Loan, 03/13/26 (i)	1,256,000	1,223,030

IT Services—0.0%
McAfee LLC 2018 USD Term Loan B, 6.249%, 1M LIBOR + 3.750%, 09/30/24	126,207	126,033
Peak 10 Holding Corp. Term Loan Second Lien, 9.986%, 3M LIBOR + 7.250%, 08/01/25	148,000	129,870

		255,903

Machinery—0.0%
Altra Industrial Motion Corp. Term Loan B, 4.499%, 1M LIBOR + 2.000%, 10/01/25	179,616	177,072

Machinery-Diversified—0.2%
Titan Acquisition, Ltd. Term Loan B, 5.499%, 1M LIBOR + 3.000%, 03/28/25	1,473,772	1,372,450

BHFTI-58

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Media—0.6%
Altice France S.A. Term Loan B13, 6.484%, 1M LIBOR + 4.000%, 08/14/26	522,836	$501,487
Ligado Networks LLC
2nd Lien Term Loan, 12/07/20 (i)	1,578,062	441,857
PIK Term Loan, 12/07/20 (i)	4,068,940	3,014,405

		3,957,749

Office/Business Equipment—0.3%
Brand Energy & Infrastructure Services, Inc. Term Loan, 6.956%, 3M LIBOR + 4.250%, 06/21/24	2,344,592	2,256,670

Oil & Gas—0.7%
BCP Raptor II LLC 1st Lien Term Loan, 7.365%, 3M LIBOR + 4.750%, 11/03/25	192,000	182,640
California Resources Corp.
1st Lien Term Loan, 7.246%, 1M LIBOR + 4.750%, 12/31/22	2,036,860	2,006,307
Second Out Term Loan, 12.871%, 1M LIBOR + 10.375%, 12/31/21	1,313,592	1,387,481
Gavilan Resources LLC 2nd Lien Term Loan, 8.486%, 1M LIBOR + 6.000%, 03/01/24	324,155	257,703
Weatherford International Ltd. Term Loan, 3.925%, 1M LIBOR + 1.425%, 07/13/20	679,454	666,715

		4,500,846

Oil & Gas Services—0.7%
McDermott Technology Americas, Inc. 1st Lien Term Loan, 7.499%, 1M LIBOR + 5.000%, 05/10/25	3,516,521	3,377,619
Pioneer Energy Services Corp. Term Loan, 10.232%, 1M LIBOR + 7.750%, 11/08/22	1,679,000	1,670,605

		5,048,224

Packaging & Containers—0.1%
Horizon Holdings III SAS EUR Term Loan B4, 2.750%, EURIBOR + 2.750%, 10/29/22 (EUR)	882,353	978,822

Pharmaceuticals—0.2%
Bausch Health Companies, Inc. Term Loan B, 5.231%, 1M LIBOR + 2.750%, 11/27/25	394,320	390,377
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 6.750%, 1M LIBOR + 4.250%, 04/29/24	980,852	966,445

		1,356,822

Pipelines—0.1%
AL Midcoast Holdings, LLC Term Loan B, 8.101%, 3M LIBOR + 5.500%, 07/31/25	571,130	570,416

Retail—0.4%
EG Group, Ltd. EUR Term Loan B1, 4.000%, EURIBOR + 4.000%, 02/06/25 (EUR)	991,684	1,091,862

Retail—(Continued)
IRB Holding Corp.
1st Lien Term Loan, 5.739%, 1M LIBOR + 3.250%, 02/05/25	232,471	227,168
Neiman Marcus Group, Ltd. LLC Term Loan, 5.733%, 1M LIBOR + 3.250%, 10/25/20	667,971	622,187
SRS Distribution, Inc. 1st Lien Term Loan, 5.749%, 1M LIBOR + 3.250%, 05/23/25	828,835	793,264

		2,734,481

Semiconductors—0.1%
Mitchell International, Inc. 1st Lien Term Loan, 5.749%, 1M LIBOR + 3.250%, 11/29/24	330,322	317,694

Software—0.5%
BMC Software Finance, Inc. Term Loan B, 6.851%, 3M LIBOR + 4.250%, 10/02/25	186,997	183,514
Cypress Intermediate Holdings III, Inc. 2nd Lien Term Loan, 9.249%, 1M LIBOR + 6.750%, 04/27/25	81,000	80,595
Infor (U.S.), Inc. Term Loan B6, 5.249%, 1M LIBOR + 2.750%, 02/01/22	231,867	231,070
Kronos, Inc. 2nd Lien Term Loan, 10.986%, 3M LIBOR + 8.250%, 11/01/24	1,310,000	1,332,690
Mitchell International, Inc. 2nd Lien Term Loan, 9.749%, 1M LIBOR + 7.250%, 12/01/25	214,667	209,300
Renaissance Holding Corp. 1st Lien Term Loan, 5.749%, 1M LIBOR + 3.250%, 05/30/25	139,229	133,834
SS&C Technologies Holdings Europe S.a.r.l. Term Loan B4, 4.749%, 1M LIBOR + 2.250%, 04/16/25	262,681	260,848
SS&C Technologies, Inc.
Term Loan B3, 4.749%, 1M LIBOR + 2.250%, 04/16/25	395,451	392,691
Term Loan B5, 4.749%, 1M LIBOR + 2.250%, 04/16/25	331,901	329,309

		3,153,851

Telecommunications—1.0%
CenturyLink, Inc. Term Loan B, 5.249%, 1M LIBOR + 2.750%, 01/31/25	1,169,828	1,146,432
CommScope, Inc. 2019 Term Loan B, 02/06/26 (i)	149,423	149,740
Intelsat Jackson Holdings S.A.
Term Loan B3, 6.240%, 1M LIBOR + 3.750%, 11/27/23	205,800	202,327
Term Loan B4, 6.990%, 1M LIBOR + 4.500%, 01/02/24	510,588	512,024
Term Loan B5, 6.625%, 01/02/24	3,399,612	3,401,030
Sprint Communications, Inc. Term Loan B, 5.500%, 1M LIBOR + 3.000%, 02/02/24	883,785	867,766
West Corp. Term Loan B1, 6.129%, 3M LIBOR + 3.500%, 10/10/24	162,770	151,427
Xplornet Communications, Inc. Term Loan B, 6.601%, 3M LIBOR + 4.000%, 09/09/21	425,173	423,047

		6,853,793

Total Floating Rate Loans (Cost $76,800,565)		73,655,048

BHFTI-59

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Asset-Backed Securities—2.4%

Security Description	Principal Amount*	Value

Asset-Backed - Other—2.4%
AIMCO CLO 5.211%, 3M LIBOR + 2.450%, 07/20/29 (144A) (b)	250,000	$248,316
Allegro CLO, Ltd. 4.911%, 3M LIBOR + 2.150%, 10/21/28 (144A) (b)	250,000	248,006
Allegro VIII, Ltd. 4.937%, 3M LIBOR + 2.150%, 07/15/31 (144A) (b)	250,000	237,617
ALM, Ltd. 4.987%, 3M LIBOR + 2.200%, 10/15/27 (144A) (b)	250,000	246,455
Anchorage Capital CLO, Ltd.
4.615%, 3M LIBOR + 1.850%, 01/28/31 (144A) (b)	250,000	238,964
5.765%, 3M LIBOR + 3.000%, 07/28/28 (144A) (b)	1,000,000	981,873
Apidos CLO 4.611%, 3M LIBOR + 1.850%, 04/20/31 (144A) (b)	500,000	483,307
Ares CLO, Ltd.
4.484%, 3M LIBOR + 1.800%, 05/15/30 (144A) (b)	500,000	479,290
5.584%, 3M LIBOR + 2.900%, 05/15/30 (144A) (b)	500,000	482,089
ARES XLV CLO, Ltd. 5.837%, 3M LIBOR + 3.050%, 10/15/30 (144A) (b)	250,000	244,235
Atlas Senior Loan Fund VII, Ltd. 4.439%, 3M LIBOR + 1.800%, 11/27/31 (144A) (b)	250,000	247,248
Atlas Senior Loan Fund X, Ltd. 4.287%, 3M LIBOR + 1.500%, 01/15/31 (144A) (b)	250,000	243,122
Atrium XIV LLC 4.729%, 3M LIBOR + 1.950%, 08/23/30 (144A) (b)	266,000	258,956
Atrium XV
4.526%, 3M LIBOR + 1.750%, 01/23/31 (144A) (b)	250,000	248,572
4.976%, 3M LIBOR + 2.220%, 01/23/31 (144A) (b)	250,000	245,733
5.776%, 3M LIBOR + 3.000%, 01/23/31 (144A) (b)	250,000	243,156
BlueMountain CLO, Ltd. 4.111%, 3M LIBOR + 1.350%, 04/20/27 (144A) (b)	300,000	294,685
Carlyle Global Market Strategies CLO, Ltd.
4.365%, 3M LIBOR + 1.600%, 07/28/28 (144A) (b)	250,000	249,048
4.611%, 3M LIBOR + 1.850%, 04/20/27 (144A) (b)	250,000	244,965
Carlyle U.S. CLO, Ltd.
4.861%, 3M LIBOR + 2.100%, 10/20/27 (144A) (b)	250,000	245,415
5.161%, 3M LIBOR + 2.400%, 07/20/31 (144A) (b)	250,000	247,828
6.461%, 3M LIBOR + 3.700%, 07/20/31 (144A) (b)	500,000	497,389
CBAM, Ltd. 5.173%, 3M LIBOR + 2.400%, 10/17/29 (144A) (b)	250,000	245,713
Cedar Funding CLO, Ltd. 6.023%, 3M LIBOR + 3.250%, 10/17/30 (144A) (b)	270,000	266,047
Chenango Park CLO, Ltd. 4.637%, 3M LIBOR + 1.850%, 04/15/30 (144A) (b)	500,000	481,015
CIFC Funding, Ltd.
4.527%, 3M LIBOR + 2.100%, 10/17/31 (144A) (b)	250,000	242,902
4.973%, 3M LIBOR + 2.200%, 10/17/30 (144A) (b)	250,000	246,038
5.973%, 3M LIBOR + 3.200%, 10/17/30 (144A) (b)	250,000	245,170
LCM XXV, Ltd. 4.411%, 3M LIBOR + 1.650%, 07/20/30 (144A) (b)	264,000	261,654
Madison Park Funding, Ltd. 4.476%, 3M LIBOR + 1.700%, 01/23/31 (144A) (b)	250,000	248,085
Neuberger Berman CLO, Ltd.
4.923%, 3M LIBOR + 2.150%, 10/17/27 (144A) (b)	250,000	245,931
4.973%, 3M LIBOR + 2.200%, 10/17/30 (144A) (b)	250,000	245,032

Asset-Backed - Other—(Continued)
Oak Hill Credit Partners Ltd
4.526%, 3M LIBOR + 1.750%, 12/12/30 (144A) (b)	250,000	$248,103
4.976%, 3M LIBOR + 2.200%, 12/12/30 (144A) (b)	254,000	250,448
Octagon Investment Partners, Ltd. 4.521%, 3M LIBOR + 1.750%, 07/25/30 (144A) (b)	250,000	240,573
OHA Loan Funding, Ltd. 5.822%, 3M LIBOR + 3.050%, 07/23/31 (144A) (b)	200,000	190,644
OZLM, Ltd. 4.873%, 3M LIBOR + 2.100%, 04/17/31 (144A) (b)	500,000	481,479
Palmer Square CLO, Ltd.
4.973%, 3M LIBOR + 2.200%, 10/17/31 (144A) (b)	332,000	324,779
5.191%, 3M LIBOR + 2.550%, 05/21/29 (144A) (b)	250,000	249,023
5.973%, 3M LIBOR + 3.200%, 10/17/31 (144A) (b)	332,000	321,880
6.141%, 3M LIBOR + 3.500%, 05/21/29 (144A) (b)	250,000	248,991
Park Avenue Institutional Advisers CLO, Ltd. 4.451%, 3M LIBOR + 1.800%, 08/23/31 (144A) (b)	250,000	246,765
Regatta VII Funding, Ltd. 5.383%, 3M LIBOR + 2.750%, 12/20/28 (144A) (b)	250,000	249,154
Rockford Tower CLO, Ltd.
4.229%, 3M LIBOR + 1.800%, 10/20/31 (144A) (b)	250,000	247,361
4.629%, 3M LIBOR + 2.200%, 10/20/31 (144A) (b)	500,000	489,689
5.367%, 3M LIBOR + 2.750%, 04/20/32 (144A) (b) (f) (g)	334,000	334,000
5.529%, 3M LIBOR + 3.100%, 10/20/31 (144A) (b)	250,000	240,786
6.467%, 3M LIBOR + 3.850%, 04/20/32 (144A) (b) (f) (g)	278,000	278,000
RR, Ltd. 5.037%, 3M LIBOR + 2.250%, 10/15/31 (144A) (b)	250,000	245,312
TIAA CLO, Ltd. 4.520%, 3M LIBOR + 1.700%, 01/20/32 (144A) (b)	250,000	245,788
TICP CLO, Ltd. 4.589%, 3M LIBOR + 3.050%, 10/20/31 (144A) (b)	250,000	243,956
Voya CLO, Ltd.
4.423%, 3M LIBOR + 1.650%, 04/17/30 (144A) (b)	250,000	247,648
4.887%, 3M LIBOR + 2.090%, 07/14/31 (144A) (b)	366,000	354,826
Westcott Park CLO, Ltd. 7.111%, 3M LIBOR + 4.350%, 07/20/28 (144A) (b)	500,000	500,090
York CLO, Ltd. 4.411%, 3M LIBOR + 1.650%, 10/22/29 (144A) (b)	250,000	247,078

Total Asset-Backed Securities (Cost $16,923,052)		16,610,229

Common Stocks—1.3%

Chemicals—0.3%
Element Solutions, Inc.	202,630	2,046,563

Containers & Packaging—0.2%
Crown Holdings, Inc. (j)	20,354	1,110,718

Equity Real Estate Investment Trusts—0.1%
Gaming and Leisure Properties, Inc.	19,300	744,401

Hotels, Restaurants & Leisure—0.5%
Stars Group, Inc. (The) (j)	174,157	$3,044,343

BHFTI-60

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Principal Amount*	Value

Media—0.1%
Altice USA, Inc. - Class A (a)	35,135	$754,700

Metals & Mining—0.1%
Constellium NV - Class A (j)	113,844	908,475

Textiles, Apparel & Luxury Goods—0.0%
Levi Strauss & Co. - Class A (j)	232	5,463

Total Common Stocks (Cost $9,329,379)		8,614,663

Preferred Stocks—0.6%

Banks—0.6%
GMAC Capital Trust 8.469%, 3M LIBOR + 5.785%, 02/15/40 (a) (b)	143,228	3,729,657

Diversified Financial Services—0.0%
Marsico Parent Superholdco LLC , 12/14/19(144A) (f) (g) (j)	25	0

Media—0.0%
NBCUniversal Enterprise, Inc. 5.250%, 03/19/21(144A)	255,000	258,825

Total Preferred Stocks (Cost $4,060,109)		3,988,482

Convertible Bonds—0.1%

Oil & Gas—0.1%
Ensco Jersey Finance, Ltd. 3.000%, 01/31/24	543,000	418,821
PDC Energy, Inc. 1.125%, 09/15/21	20,000	18,624

		437,445

Telecommunications—0.0%
Telecom Italia S.p.A. 1.125%, 03/26/22	400,000	434,201

Total Convertible Bonds (Cost $993,975)		871,646

Escrow Shares—0.0%

Auto Parts & Equipment—0.0%
Lear Corp. (c) (f) (g)	1,395,000	0
Lear Corp. (c) (f) (g)	1,530,000	0

		0

Chemicals—0.0%
Momentive Performance Materials, Inc. (c) (f)	1,398,000	0

Diversified Financial Services—0.0%
Lehman Brothers Holdings, Inc. (c)	489,000	9,291
Lehman Brothers Holdings, Inc. (c)	1,740,000	33,060

		42,351

Total Escrow Shares (Cost $0)		42,351

Warrant—0.0%

Media—0.0%
HMH Publishing Co., Ltd., Expires 06/22/19 (d) (f) (g) (j) (Cost $16)	1,601	0

Short-Term Investment—2.1%

Repurchase Agreement—2.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $14,688,351; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $14,984,086.	14,686,882	14,686,882

Total Short-Term Investments (Cost $14,686,882)		14,686,882

Securities Lending Reinvestments (k)—7.4%

Certificates of Deposit—2.3%
BNP Paribas S.A. New York
2.624%, 1M LIBOR + 0.140%, 09/16/19 (b)	1,000,000	999,994
2.790%, 1M LIBOR + 0.300%, 06/04/19 (b)	1,000,000	1,000,370
Chiba Bank, Ltd. 2.580%, 06/03/19	1,000,000	999,937
Commonwealth Bank of Australia 2.901%, 3M LIBOR + 0.140%, 04/23/19 (b)	500,000	500,123
Credit Agricole S.A. 2.807%, 1M LIBOR + 0.320%, 05/21/19 (b)	1,000,000	1,000,258
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 04/16/19	993,098	998,780
Zero Coupon, 05/08/19	993,073	997,210
Natixis New York
2.788%, 3M LIBOR + 0.090%, 05/10/19 (b)	1,000,000	1,000,214
2.910%, SOFR + 0.480%, 06/12/19 (b)	1,000,000	1,000,000
Standard Chartered plc 3.009%, 3M LIBOR + 0.230%, 04/24/19 (b)	1,500,000	1,500,186
State Street Bank and Trust 2.754%, 1M LIBOR + 0.270%, 05/15/19 (b)	1,000,000	1,000,229
Sumitomo Mitsui Banking Corp. 2.683%, 1M LIBOR + 0.190%, 04/11/19 (b)	1,000,000	1,000,038
Svenska Handelsbanken AB
2.851%, 3M LIBOR + 0.100%, 04/30/19 (b)	1,000,000	1,000,270
2.873%, 1M LIBOR + 0.380%, 12/10/19 (b)	1,000,000	1,001,758

BHFTI-61

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (k)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
U.S. Bank N.A. 2.746%, 1M LIBOR + 0.260%, 07/23/19 (b)	1,000,000	$1,000,410
Wells Fargo Bank N.A. 2.975%, 3M LIBOR + 0.210%, 10/25/19 (b)	500,000	500,000

		15,499,777

Commercial Paper—0.4%
Fairway Finance Corp. 2.600%, 05/07/19	993,356	997,223
HSBC Bank plc 2.819%, 1M LIBOR + 0.320%, 07/30/19 (b)	1,000,000	1,000,000
ING Funding LLC 2.807%, 3M LIBOR + 0.110%, 05/10/19 (b)	1,000,000	1,000,247

		2,997,470

Repurchase Agreements—3.0%
Barclays Capital, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $238,643; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 01/15/22 - 11/15/46, and an aggregate market value of $243,365.	238,593	238,593
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $2,015,719; collateralized by various Common Stock with an aggregate market value of $2,200,552.	2,000,000	2,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $900,183; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $918,001.	900,000	900,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $900,210; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $918,001.	900,000	900,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $800,167; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $816,000.	800,000	800,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $2,000,458; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $2,821,568; collateralized by various Common Stock with an aggregate market value of $3,080,000.	2,800,000	2,800,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $1,209,509; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $1,285,627.	1,200,000	1,200,000
Repurchase Agreement dated 03/29/19 at 2.600%, due on 04/05/19 with a maturity value of $700,354; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 7.125%, maturity dates ranging from 10/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $758,075.	700,000	700,000
Repurchase Agreement dated 03/29/19 at 2.600%, due on 04/05/19 with a maturity value of $1,000,506; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 7.125%, maturity dates ranging from 10/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $1,082,964.	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 06/15/18 at 2.510%, due on 04/01/19 with a maturity value of $510,110; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $556,101.	500,000	500,000
Repurchase Agreement dated 03/16/18 at 2.510%, due on 04/01/19 with a maturity value of $3,798,287; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $4,115,146.	3,700,000	3,700,000
Repurchase Agreement dated 03/21/18 at 2.510%, due on 04/01/19 with a maturity value of $2,052,431; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $2,224,403.	2,000,000	2,000,000
Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $500,247; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $556,101.	500,000	500,000
Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $1,600,790; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $1,779,523.	1,600,000	1,600,000

		20,838,593

BHFTI-62

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (k)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—1.7%
Australia & New Zealand Banking Group, Ltd. 2.450%, 04/01/19	2,000,000	$2,000,000
Canadian Imperial Bank of Commerce 2.400%, 04/01/19	2,000,000	2,000,000
DNB Bank ASA 2.350%, 04/01/19	2,000,000	2,000,000
DZ Bank AG New York 2.430%, 04/01/19	2,000,000	2,000,000
Nordea Bank New York 2.350%, 04/01/19	2,000,000	2,000,000
Skandi New York 2.380%, 04/01/19	2,000,000	2,000,000

		12,000,000

Total Securities Lending Reinvestments (Cost $51,332,087)		51,335,840

Total Investments—107.1% (Cost $742,371,157)		737,656,321
Other assets and liabilities (net)—(7.1)%		(49,078,924)

Net Assets—100.0%		$688,577,397

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $49,812,236 and the collateral received consisted of cash in the amount of $51,318,120 and non-cash collateral with a value of $228,843. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2019, the market value of restricted securities was $445,896, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(g)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2019, these securities represent 0.1% of net assets.
(h)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(i)	This loan will settle after March 31, 2019, at which time the interest rate will be determined.
(j)	Non-income producing security.
(k)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2019, the market value of 144A securities was $370,872,083, which is 53.9% of net assets.

Restricted Securities	Acquisition Date	Shares/Principal Amount	Cost	Value
Banco Espirito Santo S.A., 4.750%, 01/15/18	07/11/14-08/04/14	1,000,000	$1,340,511	$322,503
Banco Espirito Santo S.A., 2.625%, 05/08/17	07/11/14	400,000	539,789	123,393
HMH Publishing Co., Ltd. 06/22/19	06/22/12	1,601	16	0

				$445,896

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	19,698,000	HSBC	04/04/19	USD	22,133,681	$(33,675)
EUR	1,000,000	RBC	04/04/19	USD	1,132,166	(10,224)
GBP	4,186,000	HSBC	04/04/19	USD	5,455,007	(2,391)

BHFTI-63

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	19,235,000	HSBC	04/04/19	USD	21,994,511	$413,963
EUR	1,480,747	JPMC	04/04/19	USD	1,690,502	29,191
EUR	19,698,000	HSBC	05/06/19	USD	22,193,152	33,406
GBP	4,259,000	BBP	04/04/19	USD	5,671,787	124,082
GBP	4,186,000	HSBC	05/07/19	USD	5,463,948	2,322

Net Unrealized Appreciation						$556,674

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro STOXX 50 Index Futures	06/21/19	1	EUR	32,720	$749
STOXX Europe 600 Bank Index Futures	06/21/19	2	EUR	13,430	(138)

Futures Contracts—Short
Euro-Bobl Futures	06/06/19	(1)	EUR	(133,140)	(1,291)
Euro-Bund Futures	06/06/19	(3)	EUR	(499,020)	(11,882)
S&P 500 Index E-Mini Futures	06/21/19	(36)	USD	(5,108,040)	(68,755)
United Kingdom Long Gilt Bond Futures	06/26/19	(1)	GBP	(129,370)	(2,762)

Net Unrealized Depreciation					$(84,079)

Swap Agreements

OTC Credit Default Swaps on Corporate Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Casino Guichard Perrachon S.A. 4.407%, due 08/06/19	1.000%	Quarterly	06/20/23	CBNA	4.453%	EUR	70,000	$(10,299)	$(10,382)	$83
Casino Guichard Perrachon S.A. 4.407%, due 08/06/19	1.000%	Quarterly	12/20/22	JPMC	4.272%	EUR	50,000	(6,285)	(2,126)	(4,159)
Casino Guichard Perrachon S.A. 4.407%, due 08/06/19	1.000%	Quarterly	06/20/23	BBP	4.453%	EUR	10,000	(1,471)	(1,001)	(470)
Casino Guichard Perrachon S.A. 4.407%, due 08/06/19	1.000%	Quarterly	06/20/23	JPMC	4.453%	EUR	30,000	(4,414)	(3,082)	(1,332)
Century Link, Inc. 6.150%, due 09/15/19	1.000%	Quarterly	12/20/23	BBP	3.466%	USD	348,000	(35,769)	(25,256)	(10,513)
Century Link, Inc. 6.150%, due 09/15/19	1.000%	Quarterly	06/20/25	BBP	4.335%	USD	225,000	(37,961)	(41,969)	4,008
Chesapeake Energy Corp. 6.625%, due 08/15/20	5.000%	Quarterly	12/20/23	BBP	5.283%	USD	174,000	(1,986)	315	(2,301)
Chesapeake Energy Corp. 6.625%, due 08/15/20	5.000%	Quarterly	12/20/23	BBP	5.283%	USD	216,000	(2,466)	1,971	(4,437)
Tesco plc 6.125%, due 02/24/22	1.000%	Quarterly	12/20/23	BBP	1.214%	EUR	100,000	(1,122)	211	(1,333)
Tesco plc 6.125%, due 02/24/22	1.000%	Quarterly	12/20/25	BBP	1.714%	EUR	100,000	(5,136)	(2,860)	(2,276)

BHFTI-64

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

OTC Credit Default Swaps on Corporate Issues—Sell Protection (a)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Thomas Cook Group plc 6.250%, due 06/15/22	5.000%	Quarterly	06/20/23	CBNA	12.470%	EUR	23,000	$(5,444)	$3,100	$(8,544)
Virgin Media Finance plc 6.375%, due 10/15/24	5.000%	Quarterly	12/20/25	CSI	2.376%	EUR	60,000	11,038	10,016	1,022

Totals								$(101,315)	$(71,063)	$(30,252)

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(RBC)—	Royal Bank of Canada

Currencies

(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar

Index Abbreviations

(EURIBOR)—	Euro Interbank Offered Rate
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(CLO)—	Collateralized Loan Obligation

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

BHFTI-65

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$1,008,900	$—	$1,008,900
Aerospace/Defense	—	27,582,936	—	27,582,936
Apparel	—	470,534	—	470,534
Auto Manufacturers	—	2,189,693	—	2,189,693
Auto Parts & Equipment	—	6,524,093	—	6,524,093
Banks	—	17,540,723	—	17,540,723
Building Materials	—	5,069,981	—	5,069,981
Chemicals	—	14,468,580	—	14,468,580
Coal	—	1,451,735	—	1,451,735
Commercial Services	—	24,776,744	—	24,776,744
Computers	—	7,969,512	—	7,969,512
Cosmetics/Personal Care	—	207,230	—	207,230
Distribution/Wholesale	—	6,474,039	—	6,474,039
Diversified Financial Services	—	19,833,648	—	19,833,648
Electric	—	13,249,925	—	13,249,925
Electrical Components & Equipment	—	1,032,520	—	1,032,520
Electronics	—	1,688,158	—	1,688,158
Energy-Alternate Sources	—	1,666,002	—	1,666,002
Engineering & Construction	—	1,782,487	—	1,782,487
Entertainment	—	10,861,503	0	10,861,503
Environmental Control	—	1,709,867	—	1,709,867
Food	—	6,252,778	—	6,252,778
Food Service	—	1,720,528	—	1,720,528
Forest Products & Paper	—	790,020	—	790,020
Hand/Machine Tools	—	1,738,020	—	1,738,020
Healthcare-Products	—	12,752,172	—	12,752,172
Healthcare-Services	—	36,309,046	—	36,309,046
Holding Companies-Diversified	—	364,780	—	364,780
Home Builders	—	5,569,280	—	5,569,280
Home Furnishings	—	114,071	—	114,071
Household Products/Wares	—	163,215	—	163,215
Insurance	—	5,663,099	—	5,663,099
Internet	—	8,655,243	—	8,655,243
Investment Company Security	—	179,484	—	179,484
Iron/Steel	—	2,634,223	—	2,634,223
Leisure Time	—	3,521,409	—	3,521,409
Lodging	—	7,333,139	—	7,333,139
Machinery-Construction & Mining	—	3,067,385	—	3,067,385
Machinery-Diversified	—	4,552,071	—	4,552,071
Media	—	49,815,068		49,815,068
Metal Fabricate/Hardware	—	3,943,235	—	3,943,235
Mining	—	11,862,673	—	11,862,673
Miscellaneous Manufacturing	—	167,653	—	167,653
Office/Business Equipment	—	940,105	—	940,105
Oil & Gas	—	55,058,894	—	55,058,894
Oil & Gas Services	—	3,913,488	—	3,913,488
Packaging & Containers	—	15,771,745	—	15,771,745
Pharmaceuticals	—	17,481,218	—	17,481,218
Pipelines	—	21,449,553	—	21,449,553
Real Estate	—	2,507,339	0	2,507,339
Real Estate Investment Trusts	—	14,514,421	—	14,514,421
Retail	—	12,510,136	—	12,510,136
Semiconductors	—	4,058,888	—	4,058,888
Software	—	27,976,669	—	27,976,669
Storage/Warehousing	—	2,595,395	—	2,595,395

BHFTI-66

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Telecommunications	$—	$50,464,945	$—	$50,464,945
Toys/Games/Hobbies	—	1,257,233	—	1,257,233
Transportation	—	135,364	—	135,364
Trucking & Leasing	—	2,488,385	—	2,488,385
Total Corporate Bonds & Notes	—	567,851,180	0	567,851,180
Total Floating Rate Loans	—	73,655,048	—	73,655,048
Asset-Backed Securities
Asset-Backed - Other	—	15,998,229	612,000	16,610,229
Total Asset-Backed Securities	—	15,998,229	612,000	16,610,229
Total Common Stocks*	8,614,663	—	—	8,614,663
Preferred Stocks
Banks	3,729,657	—	—	3,729,657
Diversified Financial Services	—	—	0	0
Media	—	258,825	—	258,825
Total Preferred Stocks	3,729,657	258,825	0	3,988,482
Total Convertible Bonds*	—	871,646	—	871,646
Escrow Shares
Auto Parts & Equipment	—	—	0	0
Chemicals	—	—	0	0
Diversified Financial Services	—	42,351	—	42,351
Total Escrow Shares	—	42,351	0	42,351
Total Warrant*	—	—	0	0
Total Short-Term Investment*	—	14,686,882	—	14,686,882
Total Securities Lending Reinvestments*	—	51,335,840	—	51,335,840
Total Investments	$12,344,320	$724,700,001	$612,000	$737,656,321

Collateral for Securities Loaned (Liability)	$—	$(51,318,120)	$—	$(51,318,120)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$602,964	$—	$602,964
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(46,290)	—	(46,290)
Total Forward Contracts	$—	$556,674	$—	$556,674
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$749	$—	$—	$749
Futures Contracts (Unrealized Depreciation)	(84,828)	—	—	(84,828)
Total Futures Contracts	$(84,079)	$—	$—	$(84,079)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$11,038	$—	$11,038
OTC Swap Contracts at Value (Liabilities)	—	(112,353)	—	(112,353)
Total OTC Swap Contracts	$—	$(101,315)	$—	$(101,315)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2019 is not presented.

BHFTI-67

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	5,583,882	$70,245,234
BlackRock Capital Appreciation Portfolio (Class A) (a)	1,461,713	66,405,610
Brighthouse Small Cap Value Portfolio (Class A) (b)	2,079,839	31,946,331
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	5,461,174	57,943,057
Brighthouse/Artisan International Portfolio (Class A) (b)	5,973,463	65,588,619
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (a)	67,351	15,970,385
Brighthouse/Dimensional International Small Company Portfolio (Class A) (a)	6,429,784	78,057,576
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (a)	2,676,030	91,359,653
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (b)	4,072,834	61,866,355
Clarion Global Real Estate Portfolio (Class A) (b)	4,007,366	49,571,118
ClearBridge Aggressive Growth Portfolio (Class A) (b)	5,631,107	99,783,207
Frontier Mid Cap Growth Portfolio (Class A) (a)	424,361	16,562,806
Harris Oakmark International Portfolio (Class A) (b)	6,498,430	86,429,115
Invesco Comstock Portfolio (Class A) (b)	6,853,605	101,570,424
Invesco Small Cap Growth Portfolio (Class A) (b)	2,006,070	29,108,076
Jennison Growth Portfolio (Class A) (a)	5,828,108	99,369,243
JPMorgan Small Cap Value Portfolio (Class A) (b)	1,802,424	28,550,402
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	1,877,028	28,530,831
MFS Research International Portfolio (Class A) (b)	4,073,764	49,414,758

Affiliated Investment Companies—(Continued)
MFS Value Portfolio (Class A) (a)	6,875,617	107,190,867
Morgan Stanley Discovery Portfolio (formerly, Morgan Stanley Mid Cap Growth Portfolio) (Class A) (b)	340,584	8,058,222
Neuberger Berman Genesis Portfolio (Class A) (a)	887,028	18,955,793
Oppenheimer Global Equity Portfolio (Class A) (b)	1,727,095	41,260,297
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	4,131,539	99,239,559
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	3,094,895	98,696,188
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	1,396,868	16,538,912
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	993,920	24,768,492
Van Eck Global Natural Resources Portfolio (Class A) (a)	7,239,167	63,125,540
Victory Sycamore Mid Cap Value Portfolio (Class A) (b)	468,269	8,241,542
Wells Capital Management Mid Cap Value Portfolio (Class A) (b)	1,429,729	16,513,370

Total Mutual Funds (Cost $1,506,879,247)		1,630,861,582

Total Investments—100.0% (Cost $1,506,879,247)		1,630,861,582
Other assets and liabilities (net)—0.0%		(551,166)

Net Assets—100.0%		$1,630,310,416

(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,630,861,582	$—	$—	$1,630,861,582
Total Investments	$1,630,861,582	$—	$—	$1,630,861,582

BHFTI-68

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Mutual Funds—69.3% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—69.3%
Baillie Gifford International Stock Portfolio (Class A) (a)	24,197,553	$304,405,215
BlackRock Bond Income Portfolio (Class A) (a)	7,658,608	815,565,152
BlackRock Capital Appreciation Portfolio (Class A) (a)	1,105,914	50,241,682
BlackRock High Yield Portfolio (Class A) (b)	14,934,337	115,890,456
Brighthouse Small Cap Value Portfolio (Class A) (b)	7,619,303	117,032,501
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	15,436,864	163,785,130
Brighthouse/Artisan International Portfolio (Class A) (b)	21,379,955	234,751,901
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (a)	705,011	167,172,148
Brighthouse/Dimensional International Small Company Portfolio (Class A) (a)	12,575,439	152,665,829
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (b)	16,518,832	170,969,907
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (b)	29,629,036	287,401,653
Brighthouse/Templeton International Bond Portfolio (Class A) (b) (c)	27,072,309	282,093,462
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (a)	1,694,218	57,840,603
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (b)	3,796,060	57,662,153
Clarion Global Real Estate Portfolio (Class A) (b)	8,618,221	106,607,400
ClearBridge Aggressive Growth Portfolio (Class A) (b)	2,203,921	39,053,485
Frontier Mid Cap Growth Portfolio (Class A) (a)	3,876,996	151,319,155
Harris Oakmark International Portfolio (Class A) (b)	30,062,629	399,832,964
Invesco Comstock Portfolio (Class A) (b)	2,626,088	38,918,620
Invesco Small Cap Growth Portfolio (Class A) (b)	6,773,649	98,285,643
Jennison Growth Portfolio (Class A) (a)	3,614,336	61,624,432
JPMorgan Core Bond Portfolio (Class A) (b)	56,434,288	581,837,514
JPMorgan Small Cap Value Portfolio (Class A) (b)	6,039,387	95,663,883
MFS Research International Portfolio (Class A) (b)	23,855,441	289,366,502
MFS Value Portfolio (Class A) (a)	3,117,399	48,600,254
Morgan Stanley Discovery Portfolio (formerly, Morgan Stanley Mid Cap Growth Portfolio) (Class A) (b)	2,402,768	56,849,490
Neuberger Berman Genesis Portfolio (Class A) (a)	3,766,884	80,498,305
Oppenheimer Global Equity Portfolio (Class A) (b)	4,927,514	117,718,312
PIMCO Inflation Protected Bond Portfolio (Class A) (b)	23,480,242	232,924,005
PIMCO Total Return Portfolio (Class A) (b)	54,427,038	638,973,432
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	1,268,250	40,444,491
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	9,781,494	115,812,893
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	4,839,039	120,588,862
TCW Core Fixed Income Portfolio (Class A) (b)	62,310,013	640,546,938
Van Eck Global Natural Resources Portfolio (Class A) (a)	17,895,571	156,049,377
Wells Capital Management Mid Cap Value Portfolio (Class A) (b)	15,053,414	173,866,932
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	28,655,259	384,267,019
Western Asset Management U.S. Government Portfolio (Class A) (a)	34,515,217	405,208,653

Total Mutual Funds (Cost $7,948,947,797)		8,052,336,353

U.S. Treasury & Government Agencies—28.4%
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—4.0%
Fannie Mae 30 Yr. Pool
3.500%, TBA (d)	215,000,000	217,786,719
4.000%, TBA (d)	225,000,000	231,257,810
Fannie Mae Pool
2.920%, 03/01/35	2,950,000	2,725,046
3.180%, 07/01/35	2,754,834	2,718,917
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 3.176%, 11/25/28	7,285,316	7,435,836

		461,924,328

Federal Agencies—1.6%
Federal Home Loan Mortgage Corp. 2.375%, 01/13/22	10,500,000	10,537,501
6.250%, 07/15/32	30,000,000	41,429,877
Federal National Mortgage Association 1.875%, 09/24/26	36,006,000	34,428,269
6.625%, 11/15/30	19,200,000	26,459,643
Residual Funding Corp. Principal Strip Zero Coupon, 10/15/19	24,600,000	24,267,807
Zero Coupon, 07/15/20	18,900,000	18,300,618
Zero Coupon, 04/15/30	19,500,000	14,202,439
Tennessee Valley Authority 2.875%, 02/01/27	1,700,000	1,723,094
4.250%, 09/15/65	10,000,000	11,938,783

		183,288,031

U.S. Treasury—22.8%
U.S. Treasury Bonds 2.250%, 08/15/46	32,500,000	29,049,414
2.750%, 08/15/42	29,400,000	29,335,688
2.750%, 11/15/42	196,000,000	195,441,094
2.875%, 05/15/43	126,000,000	128,200,078
2.875%, 08/15/45	51,300,000	52,103,566
2.875%, 11/15/46 (e)	114,100,000	115,775,844
3.000%, 11/15/44	96,000,000	99,768,750
3.000%, 02/15/47	96,900,000	100,787,356
3.125%, 02/15/42	93,900,000	99,999,832
3.125%, 02/15/43	89,700,000	95,232,668
3.375%, 05/15/44	99,895,000	110,641,516
3.375%, 11/15/48	32,000,000	35,696,250
3.625%, 08/15/43	25,200,000	29,016,422
4.250%, 11/15/40	177,700,000	223,020,441
4.375%, 05/15/40	31,300,000	39,895,274
4.375%, 05/15/41	51,000,000	65,170,430
4.625%, 02/15/40	113,700,000	149,551,031
U.S. Treasury Inflation Indexed Bonds 0.750%, 02/15/45 (f)	3,847,896	3,703,017
2.000%, 01/15/26 (f)	4,818,932	5,317,678
3.625%, 04/15/28 (e) (f)	6,224,720	7,904,921
U.S. Treasury Notes 2.125%, 12/31/22 (g)	20,000,000	19,926,562
2.500%, 03/31/23 (g)	46,500,000	46,988,613
2.500%, 01/31/24 (e) (g)	275,000,000	278,330,080

BHFTI-69

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes 2.750%, 08/31/23 (e) (g)	680,000,000	$694,848,439

		2,655,704,964

Total U.S. Treasury & Government Agencies (Cost $3,245,134,539)		3,300,917,323

Corporate Bonds & Notes—1.3%

Agriculture—0.1%
Philip Morris International, Inc. 6.375%, 05/16/38	5,000,000	6,199,641

Banks—1.0%
Bank of New York Mellon Corp. (The) 4.950%, 3M LIBOR + 3.420%, 06/20/20 (h)	6,800,000	6,868,000
Cooperatieve Rabobank UA 3.375%, 05/21/25	5,000,000	5,068,817
Credit Suisse AG 2.300%, 05/28/19	10,700,000	10,694,543
Goldman Sachs Group, Inc. (The) 3.750%, 02/25/26	19,500,000	19,586,795
HSBC Holdings plc
4.300%, 03/08/26	20,000,000	20,767,813
5.250%, 03/14/44	3,000,000	3,287,005
JPMorgan Chase & Co.
3.220%, 3M LIBOR + 1.155%, 03/01/25 (h)	19,900,000	19,931,635
6.125%, 3M LIBOR + 3.330%, 04/30/24 (h)	3,000,000	3,146,400
Mizuho Financial Group, Inc. 2.632%, 04/12/21 (144A)	5,200,000	5,169,796
PNC Bank N.A. 2.250%, 07/02/19	8,000,000	7,991,418
Wells Fargo & Co. 5.900%, 3M LIBOR + 3.110%, 06/15/24 (h)	8,600,000	8,797,370

		111,309,592

Biotechnology—0.0%
Amgen, Inc. 2.700%, 05/01/22	3,300,000	3,301,690

Electric—0.0%
Ohio Power Co. 5.375%, 10/01/21	949,000	1,010,952

Insurance—0.0%
MassMutual Global Funding II 2.500%, 10/17/22 (144A)	4,000,000	3,973,326

Oil & Gas—0.1%
Equinor ASA 2.450%, 01/17/23	5,400,000	5,363,619
Gazprom OAO Via Gaz Capital S.A. 9.250%, 04/23/19 (144A)	4,200,000	4,212,978

		9,576,597

Pharmaceuticals—0.1%
Forest Laboratories LLC 4.875%, 02/15/21 (144A)	5,000,000	5,144,811

Software—0.0%
Microsoft Corp. 3.500%, 11/15/42	4,500,000	4,475,608

Telecommunications—0.0%
AT&T, Inc. 4.800%, 06/15/44	3,000,000	2,950,386

Transportation—0.0%
Vessel Management Services, Inc. 3.432%, 08/15/36	2,851,000	2,854,376

Total Corporate Bonds & Notes (Cost $123,609,559)		150,796,979

Mortgage-Backed Securities—0.2%

Commercial Mortgage-Backed Securities—0.2%
CSMC Trust 3.953%, 09/15/37 (144A)	20,000,000	20,632,196

Total Mortgage-Backed Securities (Cost $20,599,840)		20,632,196

Municipals—0.1%
Los Angeles Community College District, Build America Bond 6.750%, 08/01/49	400,000	604,628
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,845,000	2,067,009
University of California CA, Revenue 1.796%, 07/01/19	8,500,000	8,485,125

Total Municipals (Cost $11,012,922)		11,156,762

Short-Term Investments—6.9%

Repurchase Agreements—6.9%
Barclays Capital, Inc. Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/02/19 with a maturity value of $321,689,333; collateralized by U.S. Treasury Notes with rates ranging from 1.250% - 2.750%, due 04/30/23 - 07/31/23, and an aggregate market value of of $320,074,036.	321,600,000	321,600,000
Repurchase Agreement dated 03/29/19 at 3.000%, due on 04/01/19 with a maturity value of $129,732,425; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $132,460,000.	129,700,000	129,700,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19, at 3.500%, due on 04/01/19 with a maturity value of $320,793,538; collateralized by U.S. Treasury Bond at 3.000%, maturing 05/15/47, with a market value of $327,607,353.	320,700,000	320,700,000

BHFTI-70

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
JPMorgan Securities LLC Repurchase Agreement dated 03/29/19 at 3.500%, due on 04/01/19 with a maturity value of $38,611,258; collateralized by U.S. Treasury Note at 1.625%, maturing 02/15/26, with a market value of $39,405,706.	38,600,000	$38,600,000

Total Short-Term Investments (Cost $810,600,000)		810,600,000

Total Investments—106.2% (Cost $12,159,904,657)		12,346,439,613
Other assets and liabilities (net)—(6.2)%		(723,844,874)

Net Assets—100.0%		$11,622,594,739

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	A Portfolio of Brighthouse Funds Trust I.
(c)	Non-income producing security.
(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(e)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(f)	Principal amount of security is adjusted for inflation.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2019, the market value of securities pledged was $207,443,072.
(h)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2019, the market value of 144A securities was $39,133,107, which is 0.3% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	20,900,000	CBNA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . .	04/02/19	USD	189,470	$(893)

Contracts to Deliver
JPY	20,900,000	BBP	04/02/19	USD	189,058	480
JPY	20,900,000	CBNA	05/08/19	USD	190,000	839

Net Unrealized Appreciation						$426

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar Futures	12/16/19	550	USD	134,158,750	$714,638
S&P 500 Index E-Mini Futures	06/21/19	33,540	USD	4,758,990,600	95,014,550
U.S. Treasury Note 5 Year Futures	06/28/19	1,172	USD	135,750,563	1,266,570

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	06/19/19	(1,764)	USD	(219,121,875)	(3,340,575)

Net Unrealized Appreciation					$93,655,183

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(CBNA)—	Citibank N.A.

BHFTI-71

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Glossary of Abbreviations—(Continued)

Currencies

(JPY)—	Japanese Yen
(USD)—	United States Dollar

Other Abbreviations

(CMO)—	Collateralized Mortgage Obligation
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$8,052,336,353	$—	$—	$8,052,336,353
Total U.S. Treasury & Government Agencies*	—	3,300,917,323	—	3,300,917,323
Total Corporate Bonds & Notes*	—	150,796,979	—	150,796,979
Total Mortgage-Backed Securities*	—	20,632,196	—	20,632,196
Total Municipals	—	11,156,762	—	11,156,762
Total Short-Term Investments*	—	810,600,000	—	810,600,000
Total Investments	$8,052,336,353	$4,294,103,260	$—	$12,346,439,613

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,319	$—	$1,319
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(893)	—	(893)
Total Forward Contracts	$—	$426	$—	$426
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$96,995,758	$—	$—	$96,995,758
Futures Contracts (Unrealized Depreciation)	(3,340,575)	—	—	(3,340,575)
Total Futures Contracts	$93,655,183	$—	$—	$93,655,183

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-72

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—95.9% of Net Assets

Security Description	Shares	Value

Auto Components—0.2%
Standard Motor Products, Inc. (a)	31,400	$1,541,740

Banks—16.0%
Associated Banc-Corp.	296,119	6,322,141
Bank of Hawaii Corp. (a)	21,700	1,711,479
Bank of NT Butterfield & Son, Ltd. (The)	64,300	2,307,084
Boston Private Financial Holdings, Inc.	201,400	2,207,344
Community Bank System, Inc. (a)	65,900	3,938,843
East West Bancorp, Inc.	237,600	11,397,672
First Citizens BancShares, Inc. - Class A	18,159	7,394,345
First Financial Bancorp	208,700	5,021,322
First Hawaiian, Inc.	395,741	10,309,053
First Interstate BancSystem, Inc. - Class A	110,800	4,412,056
First Midwest Bancorp, Inc. (a)	205,900	4,212,714
FNB Corp.	530,600	5,624,360
Great Western Bancorp, Inc.	176,200	5,566,158
Hancock Whitney Corp.	359,536	14,525,254
Iberiabank Corp. (a)	76,563	5,490,333
NBT Bancorp, Inc. (a)	109,400	3,939,494
Prosperity Bancshares, Inc. (a)	76,700	5,296,902
Renasant Corp.	193,689	6,556,373
S&T Bancorp, Inc.	80,000	3,162,400
South State Corp. (a)	73,972	5,055,246
UMB Financial Corp. (a)	163,249	10,454,466
Umpqua Holdings Corp.	347,300	5,730,450
Valley National Bancorp (a)	536,800	5,142,544
Webster Financial Corp.	159,500	8,081,865
WesBanco, Inc.	108,700	4,320,825

		148,180,723

Beverages—0.5%
Cott Corp. (a)	339,497	4,960,051

Building Products—2.5%
CSW Industrials, Inc. (b)	142,984	8,191,553
Griffon Corp.	125,963	2,327,796
Quanex Building Products Corp.	223,911	3,557,946
Simpson Manufacturing Co., Inc. (a)	152,520	9,039,861

		23,117,156

Capital Markets—3.2%
Apollo Investment Corp. (a)	234,539	3,550,920
Artisan Partners Asset Management, Inc. - Class A (a)	214,515	5,399,343
Legg Mason, Inc.	95,600	2,616,572
Main Street Capital Corp. (a)	70,100	2,607,720
New Mountain Finance Corp. (a)	297,722	4,040,088
Stifel Financial Corp.	146,600	7,734,616
Westwood Holdings Group, Inc.	100,393	3,540,861

		29,490,120

Chemicals—4.5%
Element Solutions, Inc. (b)	55,625	561,813
HB Fuller Co.	103,900	5,053,696
Innospec, Inc.	144,645	12,056,161
Olin Corp.	314,400	7,275,216

Chemicals—(Continued)
PolyOne Corp.	122,242	3,582,913
PQ Group Holdings, Inc. (b)	111,038	1,684,446
Scotts Miracle-Gro Co. (The) (a)	36,300	2,852,454
Sensient Technologies Corp. (a)	63,272	4,289,209
Trinseo S.A.	97,200	4,403,160

		41,759,068

Commercial Services & Supplies—3.2%
ACCO Brands Corp.	284,218	2,432,906
Brady Corp. - Class A (a)	59,543	2,763,391
Deluxe Corp. (a)	173,201	7,572,348
Ennis, Inc. (a)	227,294	4,718,623
Knoll, Inc.	144,252	2,727,805
UniFirst Corp.	29,500	4,528,250
Viad Corp.	88,744	4,995,400

		29,738,723

Communications Equipment—1.2%
CommScope Holding Co., Inc. (b)	143,690	3,122,384
NETGEAR, Inc. (a) (b)	86,213	2,855,375
NetScout Systems, Inc. (b)	94,390	2,649,527
Viavi Solutions, Inc. (b)	220,100	2,724,838

		11,352,124

Construction & Engineering—1.5%
MasTec, Inc. (a) (b)	227,875	10,960,787
Primoris Services Corp. (a)	145,600	3,011,008

		13,971,795

Construction Materials—1.3%
Eagle Materials, Inc. (a)	139,115	11,727,394

Containers & Packaging—1.6%
Berry Global Group, Inc. (b)	139,103	7,493,479
Silgan Holdings, Inc. (a)	259,830	7,698,763

		15,192,242

Distributors—0.3%
Core-Mark Holding Co., Inc.	76,899	2,855,260

Diversified Consumer Services—0.4%
Liberty Tax, Inc.	50,810	502,511
Service Corp. International	77,100	3,095,565

		3,598,076

Electric Utilities—2.4%
ALLETE, Inc.	48,800	4,012,824
El Paso Electric Co.	75,100	4,417,382
Hawaiian Electric Industries, Inc. (a)	205,095	8,361,723
IDACORP, Inc. (a)	50,626	5,039,312

		21,831,241

BHFTI-73

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electrical Equipment—1.5%
Atkore International Group, Inc. (b)	443,938	$9,557,985
EnerSys (a)	64,954	4,232,403

		13,790,388

Electronic Equipment, Instruments & Components—3.9%
AVX Corp. (a)	203,525	3,529,124
Badger Meter, Inc. (a)	34,020	1,892,873
Belden, Inc. (a)	72,605	3,898,889
Coherent, Inc. (a) (b)	25,004	3,543,567
Flex, Ltd. (b)	313,300	3,133,000
Novanta, Inc. (b)	74,162	6,283,746
Tech Data Corp. (a) (b)	66,776	6,838,530
TTM Technologies, Inc. (b)	202,776	2,378,562
Vishay Intertechnology, Inc. (a)	266,100	4,914,867

		36,413,158

Energy Equipment & Services—2.5%
C&J Energy Services, Inc. (a) (b)	109,482	1,699,161
Dril-Quip, Inc. (a) (b)	54,000	2,475,900
Forum Energy Technologies, Inc. (a) (b)	156,556	800,001
Helix Energy Solutions Group, Inc. (b)	338,900	2,680,699
KLX Energy Services Holdings, Inc. (b)	21,280	534,979
Oil States International, Inc. (a) (b)	110,706	1,877,574
Patterson-UTI Energy, Inc. (a)	653,015	9,155,270
Rowan Cos. plc - Class A (a) (b)	258,500	2,789,215
TETRA Technologies, Inc. (b)	457,449	1,070,431

		23,083,230

Entertainment—0.5%
Cinemark Holdings, Inc. (a)	111,400	4,454,886

Equity Real Estate Investment Trusts—5.5%
Acadia Realty Trust (a)	121,229	3,305,915
Brandywine Realty Trust	338,500	5,368,610
Healthcare Realty Trust, Inc.	70,600	2,266,966
Highwoods Properties, Inc.	105,400	4,930,612
Lexington Realty Trust	413,100	3,742,686
Life Storage, Inc.	42,200	4,104,794
Outfront Media, Inc.	273,300	6,395,220
Pebblebrook Hotel Trust	147,081	4,568,336
RPT Realty (a)	224,900	2,701,049
Spirit Realty Capital, Inc.	48,200	1,914,986
Summit Hotel Properties, Inc. (a)	266,200	3,037,342
Washington Real Estate Investment Trust	314,365	8,921,678

		51,258,194

Food & Staples Retailing—0.1%
Performance Food Group Co. (b)	32,014	1,269,035

Food Products—3.1%
Hostess Brands, Inc. (a) (b)	283,294	3,541,175
J&J Snack Foods Corp. (a)	74,937	11,902,993
Nomad Foods, Ltd. (b)	454,891	9,302,521
TreeHouse Foods, Inc. (a) (b)	60,982	3,936,388

		28,683,077

Gas Utilities—0.6%
Southwest Gas Holdings, Inc.	72,000	5,922,720

Health Care Equipment & Supplies—1.2%
Avanos Medical, Inc. (a) (b)	125,350	5,349,938
STERIS plc	41,400	5,300,442

		10,650,380

Health Care Providers & Services—0.3%
Hanger, Inc. (b)	124,394	2,369,706

Hotels, Restaurants & Leisure—4.9%
Cheesecake Factory, Inc. (The) (a)	67,800	3,316,776
Choice Hotels International, Inc.	68,300	5,309,642
Cracker Barrel Old Country Store, Inc. (a)	17,500	2,828,175
Denny’s Corp. (a) (b)	615,602	11,296,297
Dine Brands Global, Inc.	131,504	12,005,000
International Speedway Corp. - Class A	66,700	2,910,121
Texas Roadhouse, Inc.	36,200	2,251,278
Wendy’s Co. (The) (a)	334,460	5,983,489

		45,900,778

Household Durables—1.3%
Dixie Group, Inc. (The) (b)	117,240	110,205
Helen of Troy, Ltd. (a) (b)	50,183	5,819,221
Meritage Homes Corp. (a) (b)	143,000	6,393,530

		12,322,956

Household Products—1.4%
Central Garden and Pet Co. (b)	139,284	3,560,099
Central Garden and Pet Co. - Class A (b)	134,588	3,129,171
Spectrum Brands Holdings, Inc. (a)	118,649	6,499,592

		13,188,862

Insurance—4.3%
American Equity Investment Life Holding Co.	195,400	5,279,708
Hanover Insurance Group, Inc. (The)	89,670	10,237,624
ProAssurance Corp.	164,622	5,697,567
Selective Insurance Group, Inc.	124,190	7,858,743
Stewart Information Services Corp.	134,652	5,748,294
White Mountains Insurance Group, Ltd.	5,079	4,700,513

		39,522,449

IT Services—0.7%
Conduent, Inc. (b)	68,529	947,756
MAXIMUS, Inc.	27,767	1,970,902
Sykes Enterprises, Inc. (b)	141,441	3,999,951

		6,918,609

Machinery—7.3%
Altra Industrial Motion Corp.	144,300	4,480,515
Barnes Group, Inc.	78,000	4,009,980
Douglas Dynamics, Inc.	134,903	5,135,757
EnPro Industries, Inc.	34,945	2,252,205
Franklin Electric Co., Inc.	191,041	9,760,285

BHFTI-74

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Global Brass & Copper Holdings, Inc.	199,143	$6,858,485
Hillenbrand, Inc.	132,327	5,495,540
ITT, Inc.	150,300	8,717,400
Kadant, Inc. (a)	51,511	4,530,908
Mueller Industries, Inc. (a)	400,723	12,558,659
NN, Inc. (a)	195,708	1,465,853
Rexnord Corp. (b)	102,700	2,581,878

		67,847,465

Marine—0.2%
Kirby Corp. (b)	28,500	2,140,635

Media—1.4%
AH Belo Corp. - Class A	329,328	1,225,100
Cable One, Inc.	4,600	4,514,348
Gannett Co., Inc.	234,951	2,476,384
Meredith Corp. (a)	50,600	2,796,156
New Media Investment Group, Inc. (a)	174,624	1,833,552

		12,845,540

Metals & Mining—0.2%
Compass Minerals International, Inc. (a)	36,797	2,000,653

Mortgage Real Estate Investment Trusts—0.8%
Apollo Commercial Real Estate Finance, Inc. (a)	211,601	3,851,138
Invesco Mortgage Capital, Inc.	120,245	1,899,871
Two Harbors Investment Corp. (a)	122,589	1,658,629

		7,409,638

Multi-Utilities—0.6%
Black Hills Corp. (a)	80,600	5,970,042

Oil, Gas & Consumable Fuels—2.3%
Berry Petroleum Corp.	113,505	1,309,848
Callon Petroleum Co. (a) (b)	208,277	1,572,491
Delek U.S. Holdings, Inc.	114,000	4,151,880
Magnolia Oil & Gas Corp. (a) (b)	93,162	1,117,944
Oasis Petroleum, Inc. (a) (b)	368,200	2,223,928
Penn Virginia Corp. (b)	39,986	1,763,382
QEP Resources, Inc. (a) (b)	479,930	3,738,655
SM Energy Co.	235,400	4,117,146
Whiting Petroleum Corp. (b)	54,099	1,414,148

		21,409,422

Paper & Forest Products—2.2%
Louisiana-Pacific Corp.	154,100	3,756,958
Neenah, Inc. (a)	162,767	10,475,684
Schweitzer-Mauduit International, Inc.	153,376	5,938,719

		20,171,361

Pharmaceuticals—1.1%
Catalent, Inc. (b)	89,000	3,612,510
Innoviva, Inc. (a) (b)	167,503	2,350,067
Prestige Consumer Healthcare, Inc. (a) (b)	130,472	3,902,418

		9,864,995

Professional Services—0.3%
Korn/Ferry International	68,655	3,074,371

Road & Rail—0.7%
Saia, Inc. (b)	36,900	2,254,590
Werner Enterprises, Inc. (a)	132,700	4,531,705

		6,786,295

Semiconductors & Semiconductor Equipment—3.4%
Brooks Automation, Inc. (a)	73,444	2,154,112
Cabot Microelectronics Corp. (a)	56,244	6,297,078
Cirrus Logic, Inc. (b)	58,400	2,456,888
DSP Group, Inc. (b)	121,499	1,709,491
KLA-Tencor Corp.	13,704	1,636,395
MaxLinear, Inc. (a) (b)	121,800	3,109,554
ON Semiconductor Corp. (b)	246,300	5,066,391
Teradyne, Inc.	151,500	6,035,760
Tower Semiconductor, Ltd. (U.S. Listed Shares) (b)	173,500	2,873,160

		31,338,829

Software—1.4%
ACI Worldwide, Inc. (b)	53,565	1,760,682
Cision, Ltd. (b)	102,285	1,408,464
Synopsys, Inc. (b)	83,700	9,638,055

		12,807,201

Specialty Retail—0.6%
Asbury Automotive Group, Inc. (b)	31,400	2,177,904
Buckle, Inc. (The) (a)	39,072	731,428
Caleres, Inc.	106,800	2,636,892
Christopher & Banks Corp. (a) (b)	293,664	100,139

		5,646,363

Technology Hardware, Storage & Peripherals—0.7%
GlassBridge Enterprises, Inc. (b) (c)	114,401	10,868
NCR Corp. (a) (b)	223,658	6,103,627

		6,114,495

Textiles, Apparel & Luxury Goods—1.4%
Delta Apparel, Inc. (b)	98,527	2,189,270
Steven Madden, Ltd. (a)	220,878	7,474,511
Wolverine World Wide, Inc. (a)	83,400	2,979,882

		12,643,663

Trading Companies & Distributors—0.7%
Aircastle, Ltd.	74,097	1,499,723
H&E Equipment Services, Inc.	119,300	2,995,623
WESCO International, Inc. (b)	39,900	2,115,099

		6,610,445

Total Common Stocks (Cost $826,578,317)		889,745,554

BHFTI-75

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Preferred Stock—0.2%

Security Description	Shares/ Principal Amount*	Value

Industrial Conglomerates—0.2%
Steel Partners Holdings L.P., 6.000%, 02/07/26 (Cost $1,740,595)	78,670	$1,701,632

Rights—0.0%

Chemicals—0.0%
A. Schulman, Inc. (b) (c) (Cost $55,092)	127,232	55,092

Short-Term Investment—3.7%

Repurchase Agreement—3.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $34,691,109; collateralized by U.S. Treasury Note at 1.125%, maturing 09/30/21, with a market value of $35,384,755.	34,687,641	34,687,641

Total Short-Term Investments (Cost $34,687,641)		34,687,641

Securities Lending Reinvestments (d)—14.8%

Bank Note—0.1%
Bank of America N.A. 2.714%, 1M LIBOR + 0.230%, 07/15/19 (e)	1,000,000	1,000,000

Certificates of Deposit—8.5%
ABN AMRO Bank NV Zero Coupon, 07/05/19	3,964,930	3,972,080
Banco Del Estado De Chile New York 2.838%, 1M LIBOR + 0.350%, 05/20/19 (e)	1,000,000	1,000,355
Barclays Bank plc 2.950%, 08/02/19	4,000,000	4,001,080
BNP Paribas S.A. New York 2.790%, 1M LIBOR + 0.300%, 06/04/19 (e)	2,000,000	2,000,740
Canadian Imperial Bank of Commerce 2.752%, 1M LIBOR + 0.270%, 07/19/19 (e)	2,000,000	2,001,222
Commonwealth Bank of Australia 2.709%, 1M LIBOR + 0.210%, 09/13/19 (e)	2,500,000	2,500,000
2.901%, 3M LIBOR + 0.140%, 04/23/19 (e)	1,500,000	1,500,369
Cooperative Rabobank UA 2.933%, 3M LIBOR + 0.150%, 01/08/20 (e)	1,500,000	1,500,664
Credit Agricole S.A. 2.698%, 1M LIBOR + 0.210%, 12/20/19 (e)	2,000,000	2,000,104
Industrial & Commercial Bank of China, Ltd. 2.710%, 05/21/19	3,000,000	3,000,252
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 04/16/19	1,986,196	1,997,560
Zero Coupon, 05/08/19	993,321	997,210
Zero Coupon, 06/21/19	993,324	994,122
Mizuho Bank, Ltd. Zero Coupon, 05/28/19	3,973,484	3,983,391

Certificates of Deposit—(Continued)
MUFG Bank Ltd. 2.789%, 1M LIBOR + 0.300%, 05/01/19 (e)	2,000,000	2,000,358
Natixis New York 2.788%, 3M LIBOR + 0.090%, 05/10/19 (e)	4,000,000	4,000,856
Natixis New York 2.937%, 3M LIBOR + 0.150%, 10/15/19 (e)	1,000,000	1,000,633
Royal Bank of Canada New York 2.692%, 1M LIBOR + 0.210%, 09/17/19 (e)	4,000,000	4,002,248
Shizuoka Bank, Ltd.
2.600%, 05/07/19	1,000,000	1,000,045
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (e)	3,000,000	3,000,198
Societe Generale 2.863%, 3M LIBOR + 0.200%, 08/21/19 (e)	3,003,462	3,001,704
Standard Chartered plc 2.660%, 08/23/19	4,000,000	4,000,712
Sumitomo Mitsui Banking Corp. 2.683%, 1M LIBOR + 0.190%, 04/11/19 (e)	4,000,000	4,000,152
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 05/20/19	2,971,701	2,989,140
Zero Coupon, 08/06/19	986,338	990,660
2.600%, 07/05/19	1,000,000	1,000,051
Svenska Handelsbanken AB 2.851%, 3M LIBOR + 0.100%, 04/30/19 (e)	4,000,000	4,001,080
2.873%, 1M LIBOR + 0.380%, 12/10/19 (e)	1,000,000	1,001,758
Toronto-Dominion Bank 2.692%, 1M LIBOR + 0.210%, 09/17/19 (e)	5,000,000	5,002,570
U.S. Bank N.A. 2.746%, 1M LIBOR + 0.260%, 07/23/19 (e)	3,000,000	3,001,230
Westpac Banking Corp. 2.710%, FEDEFF PRV + 0.300%, 02/14/20 (e)	3,000,000	2,999,983

		78,442,527

Commercial Paper—3.1%
Bank of China, Ltd. 2.890%, 04/17/19	2,978,325	2,995,737
China Construction Bank Corp. 2.860%, 04/18/19	1,985,700	1,997,162
Fairway Finance Corp. 2.600%, 05/07/19	2,980,067	2,991,669
First Abu Dhabi Bank 2.750%, 04/16/19	993,125	998,743
Industrial & Commercial Bank of China, Corp. 2.920%, 04/15/19	2,977,127	2,996,232
ING Funding LLC 2.778%, 3M LIBOR + 0.040%, 11/04/19 (e)	3,000,000	3,000,417
2.807%, 3M LIBOR + 0.110%, 05/10/19 (e)	3,000,000	3,000,741
Matchpoint Finance plc 2.450%, 04/01/19	999,796	999,781
2.890%, 05/08/19	2,956,409	2,991,177
Royal Bank of Canada 2.957%, 3M LIBOR + 0.160%, 01/14/20 (e)	1,000,000	1,001,045
Toronto-Dominion Bank 2.832%, 1M LIBOR + 0.350%, 11/05/19 (e)	1,000,000	1,001,396

BHFTI-76

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Toyota Motor Credit Corp. 2.620%, 08/29/19	3,948,473	$3,956,460
Westpac Banking Corp. 2.809%, 3M LIBOR + 0.070%, 08/07/19 (e)	1,000,000	1,000,396

		28,930,956

Repurchase Agreements—3.1%
Barclays Capital, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $758,351; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 01/15/22 - 11/15/46, and an aggregate market value of $773,354.	758,190	758,190
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $5,039,297; collateralized by various Common Stock with an aggregate market value of $5,501,380.	5,000,000	5,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $501,361; collateralized by various Common Stock with an aggregate market value of $550,000.	500,000	500,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $2,005,444; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $1,000,229; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $3,677,533; collateralized by various Common Stock with an aggregate market value of $3,850,002.	3,500,000	3,500,000
Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $2,015,406; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $403,170; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $428,542.	400,000	400,000
Repurchase Agreement dated 03/29/19 at 2.600%, due on 04/05/19 with a maturity value of $3,001,517; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 7.125%, maturity dates ranging from 10/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $3,248,892.	3,000,000	3,000,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 06/15/18 at 2.510%, due on 04/01/19 with a maturity value of $1,020,219; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $1,112,202.	1,000,000	1,000,000
Repurchase Agreement dated 03/21/18 at 2.510%, due on 04/01/19 with a maturity value of $2,052,431; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $2,224,403.	2,000,000	2,000,000
Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $400,198; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $444,881.	400,000	400,000
Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $4,001,976; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $4,448,807.	4,000,000	4,000,000
Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $2,801,383; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $3,114,165.	2,800,000	2,800,000

		28,358,190

Total Securities Lending Reinvestments (Cost $136,712,782)		136,731,673

Total Investments—114.6% (Cost $999,774,427)		1,062,921,592
Other assets and liabilities (net)—(14.6)%		(135,135,286)

Net Assets—100.0%		$927,786,306

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $134,077,740 and the collateral received consisted of cash in the amount of $136,549,967 and non-cash collateral with a value of $746,434. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe- keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Illiquid security. As of March 31, 2019, these securities represent 0.0% of net assets.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.

BHFTI-77

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$889,745,554	$—	$—	$889,745,554
Total Preferred Stock*	1,701,632	—	—	1,701,632
Total Rights*	—	55,092	—	55,092
Total Short-Term Investment*	—	34,687,641	—	34,687,641
Total Securities Lending Reinvestments*	—	136,731,673	—	136,731,673
Total Investments	$891,447,186	$171,474,406	$—	$1,062,921,592

Collateral for Securities Loaned (Liability)	$—	$(136,549,967)	$—	$(136,549,967)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-78

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—93.3% of Net Assets

Security Description	Shares	Value

Brazil—9.8%
Ambev S.A.	3,993,900	$17,167,645
Banco Bradesco S.A. (ADR)	4,107,899	44,817,178
BRF S.A. (a)	1,237,768	7,160,393
Lojas Renner S.A.	1,559,850	17,449,635
Multiplan Empreendimentos Imobiliarios S.A.	2,086,111	12,462,267
Vale S.A. (ADR)	2,409,000	31,461,540

		130,518,658

Chile—1.7%
Banco Santander Chile (ADR)	421,600	12,542,600
SACI Falabella	1,425,200	10,597,295

		23,139,895

China—29.7%
58.com, Inc. (ADR) (a)	198,027	13,006,413
Autohome, Inc. (ADR) (a) (b)	224,667	23,616,995
China International Travel Service Corp., Ltd. - Class A	2,258,098	23,573,538
China Mobile, Ltd.	1,808,000	18,488,169
China Resources Land, Ltd.	6,692,000	30,002,619
Hangzhou Hikvision Digital Technology Co., Ltd. - Class A	3,340,785	17,546,619
Huazhu Group, Ltd. (ADR) (b)	410,038	17,279,001
Kweichow Moutai Co., Ltd. - Class A	312,867	39,929,613
Midea Group Co., Ltd. - Class A	2,077,799	15,100,812
Ping An Insurance Group Co. of China, Ltd. - Class H	4,422,000	49,510,596
Shanghai International Airport Co., Ltd. - Class A	2,602,722	24,096,705
Sunny Optical Technology Group Co., Ltd.	752,300	8,982,609
Tencent Holdings, Ltd.	1,770,900	81,428,772
Wuxi Biologics Cayman, Inc. (a)	901,000	8,761,445
Yum China Holdings, Inc.	547,036	24,567,387

		395,891,293

Hong Kong—5.5%
AIA Group, Ltd.	3,619,800	36,031,503
Hang Lung Group, Ltd.	3,339,000	10,718,124
Hang Lung Properties, Ltd.	1,212,000	2,957,953
Hong Kong Exchanges and Clearing, Ltd.	670,794	23,376,724

		73,084,304

India—12.9%
Hero MotoCorp, Ltd.	298,700	11,012,576
Hindustan Unilever, Ltd.	640,351	15,755,920
Housing Development Finance Corp., Ltd.	1,680,821	47,672,355
ITC, Ltd.	5,575,217	23,840,443
Kotak Mahindra Bank, Ltd.	1,235,331	23,812,690
Tata Consultancy Services, Ltd.	828,036	23,911,935
UltraTech Cement, Ltd.	461,963	26,675,777

		172,681,696

Indonesia—5.2%
Astra International Tbk PT	51,284,700	26,424,308
Bank Central Asia Tbk PT	13,350,100	26,036,451
Bank Rakyat Indonesia Persero Tbk PT	8,697,100	2,520,055
Indocement Tunggal Prakarsa Tbk PT (c)	9,532,300	14,671,157

		69,651,971

Luxembourg—1.0%
Tenaris S.A. (ADR)	493,900	13,952,675

Malaysia—1.3%
Public Bank Bhd	3,025,400	17,171,693

Mexico—4.7%
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	277,777	25,633,261
Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B	947,000	15,304,025
Grupo Financiero Banorte S.A.B. de C.V. - Class O	4,012,332	21,797,783

		62,735,069

Philippines—3.4%
Ayala Corp.	91,370	1,636,121
Ayala Land, Inc. (c)	32,725,000	27,993,109
Bank of the Philippine Islands (c)	9,743,552	15,626,544

		45,255,774

Poland—0.7%
Bank Pekao S.A. (b)	343,210	9,836,436

Russia—2.6%
Lukoil PJSC (ADR)	381,693	34,127,171

South Africa—3.6%
Massmart Holdings, Ltd.	1,221,435	6,734,008
MTN Group, Ltd. (b)	2,100,800	12,927,312
Naspers, Ltd. - N Shares	94,940	21,967,438
Truworths International, Ltd.	1,435,079	6,907,484

		48,536,242

South Korea—2.5%
LG Chem, Ltd.	70,728	22,844,180
NAVER Corp.	85,666	9,372,028

		32,216,208

Taiwan—5.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	8,623,000	68,983,450

Thailand—2.6%
Siam Cement PCL (The)	1,725,650	26,209,652
Siam Commercial Bank PCL (The)	2,215,200	9,214,003

		35,423,655

Turkey—0.9%
BIM Birlesik Magazalar A/S	896,200	12,251,027

Total Common Stocks (Cost $1,010,573,222)		1,245,457,217

Preferred Stocks—6.1%

Brazil—0.5%
Petroleo Brasileiro S.A. (a)	958,500	6,869,248

BHFTI-79

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Preferred Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

South Korea—5.6%
AmorePacific Corp.,	26,939	$2,542,305
Samsung Electronics Co., Ltd.,	2,271,750	72,670,803

		75,213,108

Total Preferred Stocks (Cost $61,692,070)		82,082,356

Short-Term Investment—0.8%

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $10,291,950; collateralized by U.S. Treasury Note at 2.500%, maturing 01/15/22, with a market value of $10,499,424.	10,290,920	10,290,920

Total Short-Term Investments (Cost $10,290,920)		10,290,920

Securities Lending Reinvestments (d)—4.3%

Certificate of Deposit—0.1%
Mizuho Bank, Ltd., New York 2.789%, 1M LIBOR + 0.300%, 05/01/19 (e)	1,000,000	1,000,197

Commercial Paper—0.3%
HSBC Bank plc 2.819%, 1M LIBOR + 0.320%, 07/30/19 (e)	2,000,000	2,000,000
Matchpoint Finance plc 2.450%, 04/01/19	1,999,592	1,999,562

		3,999,562

Repurchase Agreements—2.4%
Barclays Capital, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $4,366,768; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 01/15/22 - 11/15/46, and an aggregate market value of $4,453,158.	4,365,841	4,365,841
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $1,600,325; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $1,632,001.	1,600,000	1,600,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $1,500,350; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $1,530,001.	1,500,000	1,500,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $1,400,292; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $1,428,000.	1,400,000	1,400,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $1,000,229; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $1,915,056; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $2,035,576.	1,900,000	1,900,000
Repurchase Agreement dated 03/29/19 at 2.600%, due on 04/05/19 with a maturity value of $10,005,056; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 7.125%, maturity dates ranging from 10/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $10,829,640.	10,000,000	10,000,000
Societe Generale Repurchase Agreement dated 03/16/18 at 2.510%, due on 04/01/19 with a maturity value of $5,748,759; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $6,228,329.	5,600,000	5,600,000
Repurchase Agreement dated 03/21/18 at 2.510%, due on 04/01/19 with a maturity value of $1,026,216; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $1,112,202.	1,000,000	1,000,000
Repurchase Agreement dated 06/15/18 at 2.510%, due on 04/01/19 with a maturity value of $4,080,878; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $4,448,807.	4,000,000	4,000,000

		32,365,841

Time Deposits—1.5%
Australia & New Zealand Banking Group, Ltd. 2.450%, 04/01/19	2,000,000	2,000,000
Canadian Imperial Bank of Commerce 2.400%, 04/01/19	2,000,000	2,000,000
Den Norske Bank 2.360%, 04/01/19	2,000,000	2,000,000

BHFTI-80

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
DZ Bank AG New York 2.430%, 04/01/19	2,000,000	$2,000,000
National Australia Bank, Ltd. 2.430%, 04/01/19	2,000,000	2,000,000
Natixis New York 2.400%, 04/01/19	2,000,000	2,000,000
Nordea Bank New York 2.350%, 04/01/19	2,000,000	2,000,000
Royal Bank of Canada 2.450%, 04/01/19	2,000,000	2,000,000
Skandi New York 2.380%, 04/01/19	2,000,000	2,000,000
Svenska, New York 2.360%, 04/01/19	2,000,000	2,000,000

		20,000,000

Total Securities Lending Reinvestments (Cost $57,365,841)		57,365,600

Total Investments—104.5% (Cost $1,139,922,053)		1,395,196,093
Other assets and liabilities (net)—(4.5)%		(60,466,399)

Net Assets—100.0%		$1,334,729,694

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $58,953,516 and the collateral received consisted of cash in the amount of $57,365,432. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Illiquid security. As of March 31, 2019, these securities represent 4.4% of net assets.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(LIBOR)—	London Interbank Offered Rate

Ten Largest Industries as of March 31, 2019 (Unaudited)	% of Net Assets
Banks	13.7
Interactive Media & Services	9.5
Insurance	6.4
Real Estate Management & Development	6.3
Beverages	6.2
Technology Hardware, Storage & Peripherals	5.4
Semiconductors & Semiconductor Equipment	5.2
Construction Materials	5.1
Hotels, Restaurants & Leisure	4.9
Thrifts & Mortgage Finance	3.6

BHFTI-81

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$130,518,658	$—	$—	$130,518,658
Chile	23,139,895	—	—	23,139,895
China	78,469,796	317,421,497	—	395,891,293
Hong Kong	—	73,084,304	—	73,084,304
India	—	172,681,696	—	172,681,696
Indonesia	—	69,651,971	—	69,651,971
Luxembourg	13,952,675	—	—	13,952,675
Malaysia	—	17,171,693	—	17,171,693
Mexico	62,735,069	—	—	62,735,069
Philippines	—	45,255,774	—	45,255,774
Poland	—	9,836,436	—	9,836,436
Russia	34,127,171	—	—	34,127,171
South Africa	—	48,536,242	—	48,536,242
South Korea	—	32,216,208	—	32,216,208
Taiwan	—	68,983,450	—	68,983,450
Thailand	35,423,655	—	—	35,423,655
Turkey	—	12,251,027	—	12,251,027
Total Common Stocks	378,366,919	867,090,298	—	1,245,457,217
Preferred Stocks
Brazil	6,869,248	—	—	6,869,248
South Korea	—	75,213,108	—	75,213,108
Total Preferred Stocks	6,869,248	75,213,108	—	82,082,356
Total Short-Term Investment*	—	10,290,920	—	10,290,920
Total Securities Lending Reinvestments*	1,600,000	55,765,600	—	57,365,600
Total Investments	$386,836,167	$1,008,359,926	$—	$1,395,196,093

Collateral for Securities Loaned (Liability)	$—	$(57,365,432)	$—	$(57,365,432)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-82

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—93.4% of Net Assets

Security Description	Shares	Value

Belgium—0.9%
Anheuser-Busch InBev S.A.	120,665	$10,127,411

Brazil—2.7%
B3 S.A. - Brasil Bolsa Balcao	555,419	4,556,440
Petroleo Brasileiro S.A. (ADR) (a)	1,705,971	27,159,059

		31,715,499

Canada—1.5%
Canadian National Railway Co.	60,306	5,396,181
Canadian Pacific Railway, Ltd. (a)	28,981	5,970,956
Dollarama, Inc.	132,371	3,531,280
Fortis, Inc.	82,971	3,066,515

		17,964,932

China—0.6%
Kweichow Moutai Co., Ltd. - Class A	51,422	6,562,727

Denmark—2.0%
Genmab A/S (b)	136,273	23,651,771

Finland—1.0%
Fortum Oyj	565,471	11,568,321

France—13.4%
Air Liquide S.A.	231,814	29,516,212
Airbus SE	374,793	49,699,314
Amundi S.A.	51,769	3,266,333
BNP Paribas S.A.	409,523	19,627,415
Danone S.A.	114,031	8,795,651
Eiffage S.A. (144A)	154,458	14,850,298
Safran S.A.	73,485	10,083,094
Schneider Electric SE	52,610	4,137,455
Vinci S.A.	186,610	18,164,627

		158,140,399

Germany—18.4%
adidas AG	32,319	7,851,681
Allianz SE	137,730	30,633,781
Beiersdorf AG	114,723	11,935,323
Deutsche Boerse AG	458,600	58,799,296
Deutsche Post AG	1,287,197	41,876,091
Symrise AG	158,577	14,281,211
Wirecard AG	409,229	51,303,317

		216,680,700

Hong Kong—3.8%
AIA Group, Ltd.	4,507,372	44,866,398

Indonesia—0.6%
Bank Rakyat Indonesia Persero Tbk PT	26,260,900	7,609,308

Israel—0.1%
Nice, Ltd. (ADR) (b)	11,660	1,428,467

Italy—2.8%
Assicurazioni Generali S.p.A.	685,478	12,692,048
Intesa Sanpaolo S.p.A.	8,561,919	20,865,188

		33,557,236

Japan—3.9%
Calbee, Inc. (a)	194,100	5,234,454
Japan Exchange Group, Inc.	610,800	10,871,735
Nippon Shinyaku Co., Ltd.	245,100	17,876,538
Taiyo Nippon Sanso Corp.	751,800	11,473,918

		45,456,645

Macau—0.7%
Wynn Macau, Ltd.	3,453,200	8,165,039

Netherlands—6.5%
Adyen NV (144A) (b)	15,131	11,868,716
Akzo Nobel NV (a)	70,657	6,267,201
ASML Holding NV	27,491	5,166,210
ING Groep NV	2,923,208	35,433,204
Koninklijke DSM NV	163,697	17,868,797

		76,604,128

Russia—1.2%
MMC Norilsk Nickel PJSC (ADR)	687,715	14,531,163

Switzerland—8.3%
Ferguson plc	244,509	15,604,417
Idorsia, Ltd. (144A) (a) (b)	205,675	3,620,300
Lonza Group AG (b)	57,955	18,002,958
Nestle S.A.	501,546	47,865,972
Novartis AG	31,614	3,042,649
Sonova Holding AG (144A)	46,887	9,280,485

		97,416,781

United Kingdom—11.6%
AVEVA Group plc	117,562	4,952,409
ConvaTec Group plc (144A)	286,228	528,103
Experian plc	547,904	14,845,778
Linde plc (b)	454,917	79,681,585
London Stock Exchange Group plc	329,554	20,403,732
RELX plc	245,155	5,250,400
Rentokil Initial plc	2,259,503	10,400,979

		136,062,986

United States—13.4%
Alphabet, Inc. - Class A (b)	10,742	12,642,152
Alphabet, Inc. - Class C (b)	10,810	12,683,481
Amazon.com, Inc. (b)	10,890	19,392,368
Aon plc	221,129	37,746,720
Intercontinental Exchange, Inc.	167,397	12,745,608
Medtronic plc	455,381	41,476,101
Willis Towers Watson plc	121,846	21,402,250

		158,088,680

Total Common Stocks (Cost $970,043,876)		1,100,198,591

BHFTI-83

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Preferred Stock—2.4%

Security Description	Shares/ Principal Amount*	Value

Brazil—2.4%
Petroleo Brasileiro S.A. , (Cost $23,981,159)	3,910,087	$28,022,282

Equity Linked Security—2.0%

United Kingdom—2.0%
Ryanair Holdings plc (HSBC Bank plc), Expires 10/29/19 (b) (c) (Cost $24,547,387)	1,780,545	23,298,818

Short-Term Investment—2.3%

Repurchase Agreement—2.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/2019 at 1.200%, due on 04/01/19 with a maturity value of $27,443,649; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $27,993,292.	27,440,905	27,440,905

Total Short-Term Investments (Cost $27,440,905)		27,440,905

Securities Lending Reinvestments (d)—1.2%

Repurchase Agreements—1.0%
Barclays Capital, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $1,973,970; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% -2.875%, maturity dates ranging from 01/15/22 - 11/15/46, and an aggregate market value of $2,013,022.	1,973,550	1,973,550
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $600,122; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% -3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $612,000.	600,000	600,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $600,140; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% -2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $612,000.	600,000	600,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $600,125; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 -02/15/47, and an aggregate market value of $612,000.	600,000	600,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $1,500,344; collateralized by various Common Stock with an aggregate market value of $1,650,000.	1,500,000	1,500,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $806,339; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% -7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $857,085.	800,000	800,000
Nomura Securities International, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $2,500,531; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% -3.875%, maturity dates ranging from 04/11/19 - 11/15/48, and an aggregate market value of $2,550,000.	2,500,000	2,500,000
Societe Generale
Repurchase Agreement dated 03/16/18 at 2.510%, due on 04/01/19 with a maturity value of $2,053,128; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% -3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $2,224,403.	2,000,000	2,000,000
Repurchase Agreement dated 03/21/18 at 2.510%, due on 04/01/19 with a maturity value of $513,108; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% -3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $556,101.	500,000	500,000
Repurchase Agreement dated 06/15/18 at 2.510%, due on 04/01/19 with a maturity value of $178,538; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% -3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $194,635.	175,000	175,000

		11,248,550

Time Deposits—0.2%
Australia & New Zealand Banking Group, Ltd. 2.450%, 04/01/19	500,000	500,000
Den Norske Bank 2.360%, 04/01/19	500,000	500,000
DZ Bank AG New York 2.430%, 04/01/19	500,000	500,000
Nordea Bank New York 2.350%, 04/01/19	500,000	500,000
Skandi New York 2.380%, 04/01/19	500,000	500,000
Svenska, New York 2.360%, 04/01/19	500,000	500,000

		3,000,000

Total Securities Lending Reinvestments (Cost $14,248,551)		14,248,550

Total Investments— 101.3% (Cost $1,060,261,878)		1,193,209,146
Other assets and liabilities (net)—(1.3)%		(15,820,530)

Net Assets—100.0%		$1,177,388,616

BHFTI-84

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $13,830,733 and the collateral received consisted of cash in the amount of $14,248,551 and non-cash collateral with a value of $131,139. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2019, the market value of 144A securities was $40,147,902, which is 3.4% of net assets.

Ten Largest Industries as of March 31, 2019 (Unaudited)	% of Net Assets
Chemicals	13.5
Insurance	12.5
Capital Markets	9.4
Banks	9.1
IT Services	5.4
Food Products	5.3
Aerospace & Defense	5.1
Oil, Gas & Consumable Fuels	4.7
Health Care Equipment & Supplies	4.3
Air Freight & Logistics	3.5

Glossary of Abbreviations

ADR—	American Depository Receipt

BHFTI-85

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$10,127,411	$—	$—	$10,127,411
Brazil	31,715,499	—	—	31,715,499
Canada	17,964,932	—	—	17,964,932
China	6,562,727	—	—	6,562,727
Denmark	23,651,771	—	—	23,651,771
Finland	11,568,321	—	—	11,568,321
France	134,375,529	23,764,870	—	158,140,399
Germany	124,383,824	92,296,876	—	216,680,700
Hong Kong	44,866,398	—	—	44,866,398
Indonesia	7,609,308	—	—	7,609,308
Israel	1,428,467	—	—	1,428,467
Italy	12,692,048	20,865,188	—	33,557,236
Japan	45,456,645	—	—	45,456,645
Macau	8,165,039	—	—	8,165,039
Netherlands	58,735,331	17,868,797	—	76,604,128
Russia	14,531,163	—	—	14,531,163
Switzerland	31,547,851	65,868,930	—	97,416,781
United Kingdom	110,816,229	25,246,757	—	136,062,986
United States	158,088,680	—	—	158,088,680
Total Common Stocks	854,287,173	245,911,418	—	1,100,198,591
Total Preferred Stock*	28,022,282	—	—	28,022,282
Total Equity Linked Security*	—	23,298,818	—	23,298,818
Total Short-Term Investment*	—	27,440,905	—	27,440,905
Total Securities Lending Reinvestments*	—	14,248,550	—	14,248,550
Total Investments	$882,309,455	$310,899,691	$—	$1,193,209,146

Collateral for Securities Loaned (Liability)	$—	$(14,248,551)	$—	$(14,248,551)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-86

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Floating Rate Loans (a)—94.3% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.5%
AppLovin Corp. Term Loan B, 6.249%, 1M LIBOR + 3.750%, 08/15/25	1,421,438	$1,423,214
J.D. Power & Associates 1st Lien Term Loan, 6.249%, 1M LIBOR + 3.750%, 09/07/23	952,656	938,367
Red Ventures LLC Term Loan B, 5.499%, 1M LIBOR + 3.000%, 11/08/24	935,424	929,968
Vestcom Parent Holdings, Inc. 1st Lien Term Loan, 6.499%, 3M LIBOR + 4.000%, 12/19/23	965,613	926,988

		4,218,537

Aerospace/Defense—2.3%
DAE Aviation Holdings, Inc. Term Loan, 01/23/26 (b)	253,497	253,881
Term Loan B, 04/06/26	471,504	472,219
Flying Fortress, Inc. Term Loan B, 4.351%, 3M LIBOR + 1.750%, 10/30/22	2,729,167	2,726,039
Panther BF Aggregator L.P. Term Loan B, 03/18/26 (b)	3,175,000	3,143,171
TransDigm, Inc. Term Loan F, 4.999%, 1M LIBOR + 2.500%, 06/09/23	4,965,459	4,856,065
Term Loan G, 4.999%, 1M LIBOR + 2.500%, 08/22/24	4,684,308	4,571,754
Wesco Aircraft Hardware Corp. Term Loan A, 5.500%, 1M LIBOR + 3.000%, 11/30/20	1,356,250	1,335,906
WP CPP Holdings LLC Term Loan, 6.510%, 3M LIBOR + 3.750%, 04/30/25	522,375	519,273

		17,878,308

Auto Components—1.1%
American Axle & Manufacturing, Inc. Term Loan B, 4.740%, 1M LIBOR + 2.250%, 04/06/24	2,893,188	2,832,309
CS Intermediate Holdco 2 LLC Term Loan B, 4.499%, 1M LIBOR + 2.000%, 11/02/23	1,280,720	1,232,693
Dayco Products LLC Term Loan B, 6.879%, 3M LIBOR + 4.250%, 05/19/23	979,474	959,884
Tenneco, Inc. Term Loan B, 5.249%, 1M LIBOR + 2.750%, 10/01/25	3,316,688	3,177,801

		8,202,687

Auto Parts & Equipment—1.0%
Belron Finance U.S. LLC Term Loan B, 4.989%, 3M LIBOR + 2.250%, 11/07/24	518,438	512,592
DexKo Global, Inc. Term Loan, 5.999%, 1M LIBOR + 3.500%, 07/24/24	1,781,576	1,755,966
Garrett LX III S.a r.l. Term Loan B, 5.110%, 3M LIBOR + 2.500%, 09/27/25	248,750	244,708
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan, 4.490%, 1M LIBOR + 2.000%, 03/07/25	2,433,333	2,372,500
L&W, Inc. Term Loan B, 6.499%, 1M LIBOR + 4.000%, 05/22/25	744,375	735,071
TI Group Automotive Systems LLC Term Loan, 4.999%, 1M LIBOR + 2.500%, 06/30/22	1,270,254	1,253,836
Tower Automotive Holdings USA LLC Term Loan B, 5.250%, 1M LIBOR + 2.750%, 03/07/24	871,988	852,368

		7,727,041

Automobiles—0.2%
Thor Industries, Inc. Term Loan B, 6.250%, 1M LIBOR + 3.750%, 02/01/26	1,349,828	1,293,288

Banks—0.2%
AI Alpine AT Bidco GmbH Term Loan B, 5.988%, 3M LIBOR + 3.250%, 10/31/25	200,000	196,500
Freedom Mortgage Corp. 1st Lien Term Loan, 7.249%, 1M LIBOR + 4.750%, 02/23/22	1,024,835	1,027,397

		1,223,897

Beverages—0.3%
Arterra Wines Canada, Inc. Term Loan B1, 5.365%, 3M LIBOR + 2.750%, 12/15/23	321,709	317,688
Flavors Holdings, Inc. 1st Lien Term Loan, 8.351%, 3M LIBOR + 5.750%, 04/03/20	620,000	579,700
Jacobs Douwe Egberts International B.V. Term Loan B, 4.500%, 1M LIBOR + 2.000%, 11/01/25	1,555,258	1,546,510

		2,443,898

Building Materials—1.3%
CPG International, Inc. Term Loan, 6.633%, 6M LIBOR + 3.750%, 05/05/24	1,909,853	1,895,529
Henry Co. LLC Term Loan B, 6.499%, 1M LIBOR + 4.000%, 10/05/23	391,987	391,252
NCI Building Systems, Inc. Term Loan, 6.547%, 3M LIBOR + 3.750%, 04/12/25	696,491	665,149
Polar US Borrower, LLC 1st Lien Term Loan, 9.198%, 3 M LIBOR + 4.750%, 10/15/25	847,875	844,696
Quikrete Holdings, Inc. 1st Lien Term Loan, 5.249%, 1M LIBOR + 2.750%, 11/15/23	4,311,043	4,203,267
Summit Materials Cos. I LLC Term Loan B, 4.499%, 1M LIBOR + 2.000%, 11/21/24	1,580,000	1,551,363
Tank Holding Corp. Term Loan B, 03/22/26 (b)	425,000	426,275

		9,977,531

Capital Markets—1.0%
Donnelley Financial Solutions, Inc. Term Loan B, 5.481%, 1M LIBOR + 3.000%, 10/02/23	108,750	107,934
EIG Management Co. LLC Term Loan B, 6.236%, IM LIBOR + 3.750%, 02/22/25	248,125	248,745
Greenhill & Co., Inc. 1st Lien Term Loan, 6.276%, 3M LIBOR + 3.750%, 10/12/22	889,688	897,472
Guggenheim Partners LLC Term Loan, 5.249%, 1M LIBOR + 2.750%, 07/21/23	5,221,111	5,230,087
Sheridan Investment Partners II L.P. Term Loan A, 6.130%, 3M LIBOR + 3.500%, 12/16/20	96,835	80,857
Term Loan B, 6.130%, 1M LIBOR + 3.500%, 12/16/20	696,114	581,255
Term Loan M, 6.130%, 1M LIBOR + 3.500%, 12/16/20	36,114	30,155
Virtus Investment Partners, Inc. Term Loan, 4.865%, 3M LIBOR + 2.250%, 06/01/24	584,289	581,550

		7,758,055

Chemicals—4.4%
Alpha 3 B.V. Term Loan B1, 5.601%, 3M LIBOR + 3.000%, 01/31/24	1,612,259	1,581,021

BHFTI-87

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Aruba Investments, Inc. Term Loan B, 5.749%, 1M LIBOR + 3.250%, 02/02/22	290,187	$287,285
Ashland, Inc. Term Loan B, 4.240%, 1M LIBOR + 1.750%, 05/17/24	515,813	514,684
Axalta Coating Systems U.S. Holdings, Inc. Term Loan B3, 4.351%, 3M LIBOR + 1.750%, 06/01/24	3,290,265	3,224,664
Emerald Performance Materials LLC 1st Lien Term Loan, 5.999%, 1M LIBOR + 3.500%, 08/01/21	474,373	469,926
Ferro Corp. Term Loan B1, 4.851%, 3M LIBOR + 2.250%, 02/14/24	392,040	387,691
Term Loan B2, 4.851%, 3M LIBOR + 2.250%, 02/14/24	312,702	309,233
Term Loan B3, 4.851%, 3M LIBOR + 2.250%, 02/14/24	306,048	302,653
Flint Group GmbH Term Loan C, 5.779%, 3M LIBOR + 3.000%, 09/07/21	135,477	124,639
Flint Group U.S. LLC 1st Lien Term Loan B2, 5.779%, 3M LIBOR + 3.000%, 09/07/21	819,523	753,961
Gemini HDPE LLC Term Loan B, 5.250%, 3M LIBOR + 2.500%, 08/07/24	1,819,020	1,804,618
GrafTech Finance, Inc. Term Loan B, 5.999%, 1M LIBOR + 3.500%, 02/12/25	2,459,514	2,447,216
HB Fuller Co. Term Loan B, 4.488%, 1M LIBOR + 2.000%, 10/20/24	1,740,782	1,708,626
Ineos U.S. Finance LLC Term Loan B, 4.499%, 1M LIBOR + 2.000%, 03/31/24	3,085,938	3,033,140
Invictus U.S. LLC 1st Lien Term Loan, 5.579%, 2M LIBOR + 3.000%, 03/28/25	470,250	467,311
Kraton Polymers LLC Term Loan, 4.999%, 1M LIBOR + 2.500%, 03/05/25	843,338	838,462
LTI Holdings, Inc. 1st Lien Term Loan, 5.999%, 1M LIBOR + 3.500%, 09/06/25	1,247,750	1,204,079
Messer Industries GmbH Term Loan, 3M LIBOR + 2.500%, 03/01/26 (b)	1,425,000	1,400,063
Minerals Technologies, Inc. Term Loan B, 4.858%, 3M LIBOR + 2.250%, 02/14/24	896,314	896,314
Orion Engineered Carbons GmbH Term Loan B, 4.601%, 3M LIBOR + 2.000%, 07/25/24	455,985	449,145
Platform Specialty Products Corp. Term Loan, 4.749%, 1M LIBOR + 2.250%, 01/30/26	598,500	594,510
Spectrum Holdings III Corp. 1st Lien Term Loan, 5.749%, 1M LIBOR + 3.250%, 01/31/25	540,540	513,513
Starfruit Finco B.V Term Loan B, 5.740%, 1M LIBOR + 3.250%, 10/01/25	2,625,000	2,591,350
Tata Chemicals North America, Inc. Term Loan B, 5.375%, 3M LIBOR + 2.750%, 08/07/20	840,404	840,404
Tronox Blocked Borrower LLC Term Loan B, 5.499%, 1M LIBOR + 3.000%, 09/23/24	962,813	960,320
Tronox Finance LLC Term Loan B, 5.499%, 1M LIBOR + 3.000%, 09/23/24	2,079,375	2,073,991
Univar, Inc. Term Loan B, 4.749%, 1M LIBOR + 2.250%, 07/01/24	3,206,787	3,176,223
Venator Materials Corp. Term Loan B, 5.499%, 1M LIBOR + 3.000%, 08/08/24	837,250	825,738
Versum Materials, Inc. Term Loan, 4.601%, 3M LIBOR + 2.000%, 09/29/23	585,000	582,075

		34,362,855

Coal—0.2%
Murray Energy Corp. Term Loan B2, 9.879%, 3M LIBOR + 7.250%, 10/17/22	1,873,369	1,561,921

Commercial Services—4.0%
Acosta Holdco, Inc. Term Loan, 5.749%, 1M LIBOR + 3.250%, 09/26/21	1,456,968	668,992
Albany Molecular Research, Inc. 1st Lien Term Loan, 5.749%, 1M LIBOR + 3.250%, 08/30/24	664,875	654,348
ASGN, Inc. Term Loan B2, 4.499%, 1M LIBOR + 2.000%, 04/02/25	454,775	452,880
Ceridian HCM Holding Inc. Term Loan B, 5.493%, 1M LIBOR + 3.000%, 04/30/25	1,368,125	1,365,275
EAB Global, Inc. 1st Lien Term Loan, 6.408%, 3M LIBOR + 3.750%, 11/15/24	1,410,750	1,379,008
Financial & Risk US Holdings, Inc. Term Loan, 6.249%, 1M LIBOR + 3.750%, 10/01/25	1,047,375	1,017,809
Garda World Security Corp. Term Loan, 6.120%, 3M LIBOR + 3.500%, 05/24/24	1,830,208	1,818,006
Hertz Corp. (The) Term Loan B, 5.250%, 1M LIBOR + 2.750%, 06/30/23	981,438	964,876
IAP Worldwide Services, Inc. 2nd Lien Term Loan, 9.101%, 3M LIBOR + 6.500%, 07/18/19 (c) (d) (e)	326,887	261,608
Revolver, 1.485%, 3 LIBOR + 5.500%, 07/18/19 (c) (d) (e) (f)	248,024	247,379
IPC Corp. Term Loan B, 7.250%, 3M LIBOR + 4.500%, 08/06/21	880,630	717,713
Jaguar Holding Co. II Term Loan, 4.999%, 1M LIBOR + 2.500%, 08/18/22	5,555,697	5,504,818
KAR Auction Services, Inc. Term Loan B4, 4.875%, 3M LIBOR + 2.250%, 03/11/21	2,954,861	2,948,706
Live Nation Entertainment, Inc. Term Loan B3, 4.250%, 1M LIBOR + 1.750%, 10/31/23	1,586,229	1,580,928
Monitronics International, Inc. Term Loan B2, 8.101%, 3M LIBOR + 5.500%, 09/30/22	1,546,671	1,305,390
Parexel International Corp. Term Loan B, 5.249%, 1M LIBOR + 2.750%, 09/27/24	2,437,875	2,353,159
Ping Identity Corp. Term Loan B, 6.249%, 1M LIBOR + 3.750%, 01/24/25	868,437	868,437
Pre-Paid Legal Services, Inc. 1st Lien Term Loan, 5.499%, 1M LIBOR + 3.000%, 05/01/25	412,875	407,972
Prime Security Services Borrower LLC 1st Lien Term Loan, 5.249%, 1M LIBOR + 2.750%, 05/02/22	2,960,470	2,935,095
Prometric Holdings, Inc. 1st Lien Term Loan, 5.500%, 1M LIBOR + 3.000%, 01/29/25	272,250	269,187
Restaurant Technologies, Inc. 1st Lien Term Loan, 5.749%, 1M LIBOR + 3.250%, 10/01/25	199,500	198,752
ServiceMaster Co. Term Loan B, 4.999%, 1M LIBOR + 2.500%, 11/08/23	364,602	364,144
SGS Cayman L.P. Term Loan B, 7.976%, 3M LIBOR + 5.375%, 04/23/21	193,851	189,611
United Rentals North America, Inc. Term Loan B, 4.249%, 1M LIBOR + 1.750%, 10/31/25	820,875	818,823
Verscend Holding Corp. Term Loan B, 6.999%, 1M LIBOR + 4.500%, 08/27/25	1,417,875	1,408,110

		30,701,026

BHFTI-88

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Commercial Services & Supplies—0.5%
IRI Holdings, Inc. 1st Lien Term Loan, 7.129%, 3M LIBOR + 4.500%, 12/01/25	3,042,375	$2,989,134
LSC Communications, Inc. Term Loan B, 7.999%, 1M LIBOR + 5.500%, 09/30/22	795,083	795,083

		3,784,217

Communications Equipment—0.1%
Plantronics, Inc. Term Loan B, 4.999%, 1M LIBOR + 2.500%, 07/02/25	1,171,813	1,152,771

Computers—1.6%
Avast Software B.V. Term Loan B, 5.101%, 3M LIBOR + 2.500%, 09/30/23	692,678	692,635
Exact Merger Sub LLC 1st Lien Term Loan, 6.851%, 3M LIBOR + 4.250%, 09/27/24	566,375	563,779
Harland Clarke Holdings Corp. Term Loan B7, 7.351%, 3M LIBOR + 4.750%, 11/03/23	908,915	822,568
Lumentum Holdings 1st Lien Term Loan, 4.999%, 1M LIBOR + 2.500%, 12/10/25	548,625	548,625
MTS Systems Corp. Term Loan B, 5.740%, 1M LIBOR + 3.250%, 07/05/23	1,102,926	1,097,411
SkillSoft Corp. 1st Lien Term Loan, 7.249%, 1M LIBOR + 4.750%, 04/28/21	3,853,944	3,246,947
Tempo Acquisition LLC Term Loan, 5.499%, 1M LIBOR + 3.000%, 05/01/24	810,563	803,977
Verifone Systems, Inc. 1st Lien Term Loan, 6.683%, 3M LIBOR + 4.000%, 08/20/25	2,622,813	2,585,438
Western Digital Corp. Term Loan B4, 4.249%, 1M LIBOR + 1.750%, 04/29/23	2,175,466	2,121,068

		12,482,448

Construction Materials—0.1%
Belfor Holdings, Inc. Term Loan B, 02/14/26 (b)	400,000	403,000

Distribution/Wholesale—0.1%
Beacon Roofing Supply, Inc. Term Loan B, 4.749%, 1M LIBOR + 2.250%, 01/02/25	544,500	530,944
Wastequip LLC 1st Lien Term Loan, 5.999%, 1M LIBOR + 3.500%, 03/20/25	123,750	123,131

		654,075

Distributors—0.4%
American Builders & Contractors Supply Co., Inc. Term Loan B, 4.499%, 1M LIBOR + 2.000%, 10/31/23	3,434,925	3,348,746
PFS Holding Corp. 1st Lien Term Loan, 5.990%, 1M LIBOR + 3.500%, 01/31/21	237,500	118,750

		3,467,496

Diversified Consumer Services—0.4%
Adtalem Global Education, Inc. Term Loan B, 5.499%, 1M LIBOR + 3.000%, 04/11/25	372,188	370,559
Coinamatic Canada, Inc. 1st Lien Term Loan, 5.749%, 1M LIBOR + 3.250%, 05/14/22	43,032	41,741

Diversified Consumer Services—(Continued)
KUEHG Corp. Incremental Term Loan, 6.351%, 3M LIBOR + 3.750%, 02/21/25	2,439,393	2,408,140
WASH Multifamily Laundry Systems LLC 1st Lien Term Loan, 5.749%, 1M LIBOR + 3.250%, 05/14/22	245,717	238,346

		3,058,786

Diversified Financial Services—3.9%
Advisor Group, Inc. Term Loan, 6.249%, 1M LIBOR + 3.750%, 08/15/25	522,375	524,007
AlixPartners LLP Term Loan B, 5.249%, 1M LIBOR + 2.750%, 04/04/24	3,117,049	3,103,412
Aptean, Inc. 1st Lien Term Loan, 6.860%, 3M LIBOR + 4.250%, 12/20/22	1,047,539	1,048,194
Aretec Group, Inc. Term Loan, 6.749%, 1M LIBOR + 4.250%, 10/01/25	1,072,313	1,060,249
Citco Funding LLC Term Loan, 4.999%, 1M LIBOR + 2.500%, 09/28/23	3,009,780	2,992,850
Clipper Acquisitions Corp. Term Loan B, 4.232%, 1M LIBOR + 1.750%, 12/27/24	1,110,938	1,097,051
Delos Finance S.a.r.l. Term Loan B, 4.351%, 3M LIBOR + 1.750%, 10/06/23	2,675,000	2,674,666
Ditech Holding Corp. Term Loan, 12.500%, PRIME + 7.000%, 06/30/22	2,747,915	1,900,183
Focus Financial Partners LLC Incremental Term Loan, 4.999%, 1M LIBOR + 2.500%, 07/03/24	1,712,063	1,707,068
Franklin Square Holdings L.P. Term Loan B, 5.000%, 1M LIBOR + 2.500%, 08/01/25	497,500	496,256
GreenSky Holdings LLC Term Loan B, 5.746%, 1M LIBOR + 3.250%, 03/31/25	1,311,750	1,306,831
GTCR Valor Cos., Inc. Term Loan B1, 5.351%, 3M LIBOR + 2.750%, 06/16/23	1,359,962	1,348,063
Harbourvest Partners LLC Term Loan B, 4.849%, 3M LIBOR + 2.250%, 03/01/25	1,000,218	990,216
Lightstone Holdco LLC Term Loan B, 6.249%, 1M LIBOR + 3.750%, 01/30/24	1,184,214	1,151,436
Term Loan C, 6.249%, 1M LIBOR + 3.750%, 01/30/24	66,792	64,943
LPL Holdings, Inc. 1st Lien Term Loan B, 4.737%, 1M LIBOR + 2.250%, 09/23/24	1,301,862	1,293,693
MIP Delaware LLC Term Loan B1, 5.601%, 3M LIBOR + 3.000%, 03/09/20	88,652	88,818
NFP Corp. Term Loan B, 5.499%, 1M LIBOR + 3.000%, 01/08/24	3,000,672	2,896,774
Oz Management L.P. 1st Lien Term Loan, 7.250%, 1M LIBOR + 4.750%, 04/10/23	200,000	200,000
PGX Holdings, Inc. 1st Lien Term Loan, 7.750%, 1M LIBOR + 5.250%, 09/29/20	1,402,203	1,367,148
Victory Capital Holdings, Inc. Term Loan B, 5.249%, 1M LIBOR + 2.750%, 02/12/25	252,778	252,304
Walker & Dunlop, Inc. Term Loan B, 4.749%, 1M LIBOR + 2.250%, 10/31/25	698,250	694,759

BHFTI-89

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Worldpay, LLC 1st Lien Term Loan B4, 4.208%, 1M LIBOR + 1.750%, 08/09/24	1,658,250	$1,656,695

		29,915,616

Electric—1.6%
Calpine Construction Finance Co. L.P. Term Loan B, 4.999%, 1M LIBOR + 2.500%, 01/15/25	1,246,048	1,232,614
Calpine Corp. Term Loan B5, 5.110%, 3M LIBOR + 2.500%, 01/15/24	4,073,836	4,042,149
Term Loan B9, 03/22/26 (b)	800,000	793,083
Dayton Power & Light Co. (The) Term Loan B, 4.500%, 1M LIBOR + 2.000%, 08/24/22	537,625	537,625
Granite Acquisition, Inc. Term Loan B, 6.303%, 3M LIBOR + 3.500%, 12/19/21	2,401,691	2,401,691
Term Loan C, 6.101%, 3M LIBOR + 3.500%, 12/19/21	109,579	109,579
Longview Power LLC Term Loan B, 8.751%, 3M LIBOR + 6.000%, 04/13/21	1,227,188	1,073,789
Talen Energy Supply LLC Term Loan B2, 6.499%, 1M LIBOR + 4.000%, 04/15/24	681,800	676,971
TTM Technologies, Inc. Term Loan, 4.989%, 1M LIBOR + 2.500%, 09/28/24	276,204	273,097
Vistra Energy Corp. 1st Lien Term Loan B3, 4.486%, 1M LIBOR + 2.000%, 12/31/25	992,500	979,970

		12,120,568

Electrical Components & Equipment—0.3%
Electro Rent Corp. 1st Lien Term Loan, 7.779%, 3M LIBOR + 5.000%, 01/31/24	1,173,000	1,177,399
Pelican Products, Inc. 1st Lien Term Loan, 5.981%, 1M LIBOR + 3.500%, 05/01/25	570,688	562,127
Southwire Co. Term Loan B, 4.499%, 1M LIBOR + 2.000%, 05/19/25	545,875	539,051

		2,278,577

Electronics—0.8%
Celestica, Inc. Term Loan B, 4.990%, 1M LIBOR + 2.500%, 06/27/25	299,250	295,322
EIG Investors Corp. 1st Lien Term Loan, 6.389%, 3M LIBOR + 3.750%, 02/09/23	4,506,842	4,493,696
EXC Holdings III Corp. 1st Lien Term Loan, 6.101%, 3M LIBOR + 3.500%, 12/02/24	444,375	442,709
Global Appliance, Inc. Term Loan B, 6.500%, 1M LIBOR + 4.000%, 09/29/24	879,141	869,251
Resideo Funding, Inc. Term Loan B, 4.610%, 3M LIBOR + 2.000%, 10/24/25	349,125	348,248

		6,449,226

Energy Equipment & Services—0.2%
EnergySolutions LLC Term Loan B, 6.351%, 3M LIBOR + 3.750%, 05/09/25	1,116,563	988,158

Energy Equipment & Services—(Continued)
Prairie ECI Acquiror LP Term Loan B, 7.366%, 3M LIBOR + 4.750%, 03/11/26	750,000	753,281

		1,741,439

Engineering & Construction—0.1%
frontdoor, inc. Term Loan B, 5.000%, 1M LIBOR + 2.500%, 08/14/25	422,875	421,818
USIC Holdings, Inc. Term Loan B, 5.749%, 1M LIBOR + 3.250%, 12/08/23	173,286	169,314

		591,132

Entertainment—1.1%
SeaWorld Parks & Entertainment, Inc. Term Loan B5, 5.499%, 1M LIBOR + 3.000%, 03/31/24	2,331,807	2,322,335
Sesac Holdco II LLC 1st Lien Term Loan, 5.499%, 1M LIBOR + 3.000%, 02/23/24	514,500	503,567
SMG Holdings, Inc. 1st Lien Term Loan, 5.499%, 1M LIBOR + 3.000%, 01/23/25	222,750	220,616
Stars Group Holdings B.V. (The) Incremental Term Loan, 6.101%, 3M LIBOR + 3.500%, 07/10/25	5,611,809	5,609,615

		8,656,133

Environmental Control—0.9%
Advanced Disposal Services, Inc. Term Loan B3, 4.660%, 1W LIBOR + 2.250%, 11/10/23	3,274,074	3,260,517
Core & Main L.P. Term Loan B, 5.626%, 3M LIBOR + 3.000%, 08/01/24	715,938	711,445
GFL Environmental Inc. Term Loan B, 5.499%, 1M LIBOR + 3.000%, 05/30/25	2,233,743	2,169,523
Robertshaw U.S. Holding Corp. 1st Lien Term Loan, 6.000%, 1M LIBOR + 3.500%, 02/28/25	1,092,741	1,029,908

		7,171,393

Equity Real Estate Investment Trusts—0.1%
Brookfield Property REIT, Inc. 1st Lien Term Loan B, 4.996%, 1M LIBOR + 2.500%, 08/27/25	895,500	864,903

Food—3.2%
Agro Merchants NAI Holdings LLC 1st Lien Term Loan B, 6.351%, 3M LIBOR + 3.750%, 12/06/24	345,747	342,721
Albertson’s LLC Term Loan B5, 5.609%, 3M LIBOR + 3.000%, 12/21/22	1,466,390	1,456,440
Term Loan B6, 5.479%, 1M LIBOR + 3.000%, 06/22/23	3,985,371	3,956,310
Term Loan B7, 5.499%, 1M LIBOR + 3.000%, 11/17/25	1,155,047	1,142,413
Aramark Services, Inc. Term Loan B3, 4.249%, 1M LIBOR + 1.750%, 03/11/25	816,080	810,974
CHG PPC Parent LLC Term Loan B, 5.249%, 1M LIBOR + 2.750%, 03/31/25	446,625	439,926
Del Monte Foods, Inc. 1st Lien Term Loan, 5.906%, 3M LIBOR + 3.250%, 02/18/21	1,452,330	1,150,972

BHFTI-90

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
Dole Food Co., Inc. Term Loan B, 5.246%, 3M LIBOR + 2.750%, 04/06/24	2,540,077	$2,447,999
Hearthside Food Solutions LLC Incremental Term Loan, 6.499%, 1M LIBOR + 4.000%, 05/23/25	399,000	393,680
Term Loan B, 6.186%, 1M LIBOR + 3.687%, 05/23/25	669,938	653,189
High Liner Foods, Inc. Term Loan B, 6.019%, 3M LIBOR + 3.250%, 04/24/21	749,781	622,318
JBS USA LLC Term Loan B, 4.984%, 1M LIBOR + 2.500%, 10/30/22	6,608,844	6,569,191
Nomad Foods Europe Midco, Ltd. Term Loan B4, 4.734%, 1M LIBOR + 2.250%, 05/15/24	1,750,676	1,723,322
NPC International, Inc. 1st Lien Term Loan, 6.051%, 3M LIBOR + 3.500%, 04/19/24	1,551,375	1,406,581
Post Holdings, Inc. Incremental Term Loan, 4.490%, 1M LIBOR + 2.000%, 05/24/24	937,483	931,624
U.S. Foods, Inc. Term Loan B, 4.499%, 1M LIBOR + 2.000%, 06/27/23	767,112	758,098

		24,805,758

Hand/Machine Tools—0.6%
Apex Tool Group LLC
Term Loan B, 6.249%, 1M LIBOR + 3.750%, 02/01/22	2,276,563	2,216,803
Milacron LLC Term Loan B, 4.999%, 1M LIBOR + 2.500%, 09/28/23	2,351,655	2,298,743

		4,515,546

Health Care Equipment & Supplies—0.1%
Agiliti Health, Inc. Term Loan, 5.500%, 3M LIBOR + 3.000%, 01/04/26	400,000	399,490

Health Care Providers & Services—0.1%
R1 RCM, Inc. Term Loan, 7.749%, 1M LIBOR + 5.250%, 05/08/25	521,063	518,457

Health Care Technology—0.4%
Inovalon Holdings, Inc. Term Loan B, 6.000%, 1M LIBOR + 3.500%, 04/02/25	1,144,250	1,141,389
Press Ganey Holdings, Inc. 1st Lien Term Loan, 5.249%, 1M LIBOR + 2.750%, 10/23/23	708,688	695,843
VVC Holding Corp. Term Loan B, 7.197%, 3M LIBOR + 4.500%, 02/11/26	1,675,000	1,652,667

		3,489,899

Healthcare-Products—2.9%
Argon Medical Devices, Inc. 1st Lien Term Loan B, 6.249%, 1M LIBOR + 3.750%, 01/23/25	841,500	838,695
Avantor, Inc. 1st Lien Term Loan, 6.249%, 1M LIBOR + 3.750%, 11/21/24	2,042,371	2,049,605
Carestream Dental Equipment, Inc. 1st Lien Term Loan, 5.749%, 1M LIBOR + 3.250%, 09/01/24	1,332,219	1,278,930

Healthcare-Products—(Continued)
CHG Healthcare Services, Inc. 1st Lien Term Loan B, 5.656%, 1M LIBOR + 3.000%, 06/07/23	3,106,734	3,089,905
CryoLife, Inc. Term Loan B, 5.851%, 3M LIBOR + 3.250%, 11/14/24	469,063	469,649
Greatbatch, Ltd. 1st Lien Term Loan B, 5.490%, 1M LIBOR + 3.000%, 10/27/22	2,150,692	2,151,499
Hanger, Inc. 1st Lien Term Loan, 5.999%, 1M LIBOR + 3.500%, 03/06/25	1,014,750	1,012,213
Kinetic Concepts, Inc. Term Loan B, 5.851%, 3M LIBOR + 3.250%, 02/02/24	3,705,375	3,685,303
Mallinckrodt International Finance S.A. Term Loan B, 5.351%, 3M LIBOR + 2.750%, 09/24/24	3,342,891	3,125,603
Term Loan B, 5.693%, 3M LIBOR + 3.000%, 02/24/25	557,748	527,072
Sotera Health Holdings LLC Term Loan, 5.499%, 1M LIBOR + 3.000%, 05/15/22	2,336,189	2,293,845
Tecomet, Inc. Term Loan, 5.993%, 1M LIBOR + 3.500%, 05/01/24	1,336,875	1,333,533
Viant Medical Holdings, Inc. 1st Lien Term Loan, 6.351%, 3M LIBOR + 3.750%, 07/02/25	447,750	448,730

		22,304,582

Healthcare-Services—5.0%
Acadia Healthcare Co., Inc. Term Loan B3, 4.999%, 1M LIBOR + 2.500%, 02/11/22	708,259	703,832
Term Loan B4, 4.999%, 1M LIBOR + 2.500%, 02/16/23	1,431,047	1,420,612
Accelerated Health Systems LLC Term Loan B, 5.990%, 1M LIBOR + 3.500%, 10/31/25	498,750	498,750
ADMI Corp. Term Loan B, 5.499%, 1M LIBOR + 3.000%, 04/30/25	1,588,000	1,565,172
Alliance Healthcare Services, Inc. Term Loan B, 6.999%, 1M LIBOR + 4.500%, 10/24/23	750,781	745,150
BioClinica, Inc. 1st Lien Term Loan, 7.000%, 3M LIBOR + 4.250%, 10/20/23	635,375	575,014
BW NHHC Holdco, Inc. 1st Lien Term Loan, 7.491%, 1M LIBOR + 5.000%, 05/15/25	918,063	895,111
Civitas Solutions, Inc. Term Loan B, 6.750%, 1M LIBOR + 4.250%, 03/09/26	376,608	376,549
Term Loan C, 6.750%, 1M LIBOR + 4.250%, 03/09/26	23,392	23,388
Concentra, Inc. 1st Lien Term Loan, 5.240%, 1M LIBOR + 2.750%, 06/01/22	754,043	751,197
CPI Holdco LLC 1st Lien Term Loan, 6.244%, 3M LIBOR + 3.500%, 03/21/24	761,053	753,443
DaVita, Inc. Term Loan B, 5.249%, 1M LIBOR + 2.750%, 06/24/21	3,048,000	3,051,316
Envision Healthcare Corp. 1st Lien Term Loan, 6.249%, 1M LIBOR + 3.750%, 10/10/25	4,239,375	3,973,532
Equian LLC Term Loan B, 5.749%, 1M LIBOR + 3.250%, 05/20/24	590,487	579,416
Gentiva Health Services, Inc. 1st Lien Term Loan, 6.250%, 1M LIBOR + 3.750%, 07/02/25	1,896,353	1,895,145
GHX Ultimate Parent Corp. 1st Lien Term Loan, 5.851%, 3M LIBOR + 3.250%, 06/28/24	1,082,983	1,067,415

BHFTI-91

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
MPH Acquisition Holdings LLC Term Loan B, 5.351%, 3M LIBOR + 2.750%, 06/07/23	4,322,371	$4,188,917
One Call Corp. Term Loan B, 7.732%, 1M LIBOR + 5.250%, 11/25/22	1,316,544	1,122,354
Ortho-Clinical Diagnostics S.A. Term Loan B, 5.749%, 1M LIBOR + 3.250%, 06/30/25	3,184,302	3,071,524
Phoenix Guarantor, Inc. Delayed Draw Term Loan, 02/12/26 (f)	137,500	135,667
Term Loan B, 6.982%, 1M LIBOR + 4.500%, 02/08/26	1,512,500	1,492,334
Prospect Medical Holdings, Inc. Term Loan B, 8.000%, 1M LIBOR + 5.500%, 02/22/24	1,116,563	1,021,655
Radiology Partners Holdings LLC 1st Lien Term Loan B, 7.421%, 2M LIBOR + 4.750%, 06/21/25	398,997	399,496
RadNet, Inc. Term Loan, 6.529%, 3M LIBOR + 3.750%, 06/30/23	1,428,693	1,432,265
Select Medical Corp. Term Loan B, 4.990%, 1M LIBOR + 2.500%, 03/06/25	1,411,144	1,405,817
Surgery Center Holdings, Inc. Term Loan B, 5.750%, 1M LIBOR + 3.250%, 09/02/24	911,125	897,174
Team Health Holdings, Inc. 1st Lien Term Loan, 5.249%, 1M LIBOR + 2.750%, 02/06/24	1,911,000	1,703,976
U.S. Anesthesia Partners, Inc. Term Loan, 5.499%, 1M LIBOR + 3.000%, 06/23/24	2,266,018	2,242,886
Universal Health Services, Inc. Term Loan B, 4.249%, 1M LIBOR + 1.750%, 10/31/25	399,000	399,372
Wink Holdco, Inc. 1st Lien Term Loan B, 5.499%, 1M LIBOR + 3.000%, 12/02/24	419,688	406,835

		38,795,314

Hotels, Restaurants & Leisure—1.2%
1011778 B.C. Unlimited Liability Co. Term Loan B3, 4.749%, 1M LIBOR + 2.250%, 02/16/24	6,595,377	6,492,324
Aimbridge Acquisition Co., Inc. 1st Lien Term Loan, 6.239%, 1M LIBOR + 3.750%, 02/02/26	225,000	224,713
Eldorado Resorts LLC Term Loan B, 4.875%, 2M LIBOR + 2.250%, 04/17/24	775,297	767,544
GVC Holdings plc Term Loan B2, 4.999%, 1M LIBOR + 2.500%, 03/29/24	1,014,750	1,011,579
Las Vegas Sands LLC Term Loan B, 4.249%, 1M LIBOR + 1.750%, 03/27/25	965,250	949,565

		9,445,725

Household Products — 0.1%
Energizer Holdings, Inc. Term Loan B, 4.734%, 1M LIBOR + 2.250%, 12/17/25	500,000	495,937

Household Products/Wares—0.8%
CFSP Acquisition Corp. 1st Lien Term Loan, 5.499%, 1M LIBOR + 3.000%, 03/20/25	247,847	242,271
KIK Custom Products, Inc. Term Loan B, 6.496%, 1M LIBOR + 4.000%, 05/15/23	1,752,096	1,661,206
Libbey Glass, Inc. Term Loan B, 5.493%, 1M LIBOR + 3.000%, 04/09/21	387,716	366,391

Household Products/Wares—(Continued)
Prestige Brands, Inc. Term Loan B4, 4.499%, 1M LIBOR + 2.000%, 01/26/24	393,588	390,267
Spin Holdco, Inc. Term Loan B, 6.029%, 3M LIBOR + 3.250%, 11/14/22	3,286,304	3,202,092

		5,862,227

Industrial Conglomerates—0.3%
IG Investment Holdings LLC 1st Lien Term Loan, 6.041%, 3M LIBOR + 3.500%, 05/23/25	2,717,843	2,706,518

Insurance—3.5%
Alliant Holdings I, Inc. Term Loan B, 5.232%, 1M LIBOR + 2.750%, 05/09/25	2,321,447	2,240,196
AmWINS Group, Inc. Term Loan B, 5.247%, 1M LIBOR + 2.750%, 01/25/24	3,860,081	3,816,172
Asurion LLC 2nd Lien Term Loan, 8.999%, 1M LIBOR + 6.500%, 08/04/25	2,350,000	2,387,085
Term Loan B4, 5.499%, 1M LIBOR + 3.000%, 08/04/22	4,406,004	4,389,481
Term Loan B6, 5.499%, 1M LIBOR + 3.000%, 11/03/23	2,693,342	2,681,139
Camelot UK Holdco, Ltd. Term Loan, 5.746%, 1M LIBOR + 3.250%, 10/03/23	1,940,237	1,930,536
Hub International, Ltd. Term Loan B, 5.515%, 3M LIBOR + 2.750%, 04/25/25	4,540,688	4,398,319
Sedgwick Claims Management Services, Inc. Term Loan B, 5.749%, 1M LIBOR + 3.250%, 12/31/25	1,097,250	1,076,505
UFC Holdings LLC 1st Lien Term Loan, 5.750%, 1M LIBOR + 3.250%, 08/18/23	1,950,000	1,939,437
USI, Inc. Term Loan, 5.601%, 3M LIBOR + 3.000%, 05/16/24	2,659,500	2,576,391

		27,435,261

Internet—2.8%
Ancestry.com Operations, Inc. 1st Lien Term Loan, 5.750%, 1M LIBOR + 3.250%, 10/19/23	2,779,238	2,765,342
Ascend Learning LLC Term Loan B, 5.499%, 1M LIBOR + 3.000%, 07/12/24	1,379,000	1,354,867
Getty Images, Inc. 1st Lien Term Loan, 7.000%, 1M LIBOR + 4.500%, 02/19/26	947,625	943,830
Go Daddy Operating Co. LLC Term Loan, 4.499%, 1M LIBOR + 2.250%, 02/15/24	5,029,810	5,004,661
Hoya Midco LLC 1st Lien Term Loan, 5.999%, 1M LIBOR + 3.500%, 06/30/24	957,938	929,199
Match Group, Inc. Term Loan B, 5.090%, 3M LIBOR + 2.500%, 11/16/22	481,250	480,047
SurveyMonkey, Inc. Term Loan B, 6.162%, 1W LIBOR + 3.750%, 10/10/25	1,167,467	1,147,036
Tibco Software, Inc. Term Loan B, 6.000%, 1M LIBOR + 3.500%, 12/04/20	3,280,411	3,269,133
Uber Technologies Incremental Term Loan, 5.982%, 1M LIBOR + 3.500%, 07/13/23	4,366,800	4,348,603
Term Loan, 6.493%, 1M LIBOR + 4.000%, 04/04/25	1,414,313	1,419,086

		21,661,804

BHFTI-92

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Internet Software & Services—0.3%
Sutherland Global Services, Inc. Term Loan B, 7.976%, 3M LIBOR + 5.375%, 04/23/21	832,774	$814,557
Travelport Finance (Luxembourg) S.a.r.l. Term Loan B, 5.184%, 3M LIBOR + 2.500%, 03/17/25	1,847,545	1,846,819

		2,661,376

Investment Company Securities—0.3%
Fortress Investment Group LLC Term Loan B, 4.499%, 1M LIBOR + 2.000%, 12/27/22	931,806	925,633
LSF9 Atlantis Holdings LLC Term Loan, 8.481%, 1M LIBOR + 6.000%, 05/01/23	1,260,399	1,170,596

		2,096,229

Iron/Steel—0.2%
Phoenix Services International LLC Term Loan, 6.243%, 1M LIBOR + 3.750%, 03/01/25	1,337,741	1,329,380

IT Services—0.1%
Blackhawk Network Holdings, Inc. 1st Lien Term Loan, 5.499%, 1M LIBOR + 3.000%, 06/15/25	744,375	732,465

Leisure Products—0.8%
Bombardier Recreational Products, Inc. Term Loan B, 4.500%, 1M LIBOR + 2.000%, 05/23/25	4,263,354	4,181,284
Sabre GLBL, Inc. Term Loan B, 4.499%, 1M LIBOR + 2.000%, 02/22/24	919,570	914,513
Steinway Musical Instruments, Inc. Term Loan B, 6.232%, 1M LIBOR + 3.750%, 02/13/25	816,750	800,415

		5,896,212

Leisure Time—0.9%
Aristocrat Technologies, Inc. 1st Lien Term Loan, 4.526%, 3M LIBOR + 1.750%, 10/19/24	1,065,310	1,046,898
ClubCorp Holdings, Inc. Term Loan B, 5.351%, 3M LIBOR + 2.750%, 09/18/24	1,664,756	1,579,853
Delta 2 (LUX) S.a.r.l. Term Loan, 4.999%, 1M LIBOR + 2.500%, 02/01/24	2,243,230	2,159,109
Hayward Industries, Inc. 1st Lien Term Loan, 5.999%, 1M LIBOR + 3.500%, 08/05/24	418,625	411,430
SRAM LLC Term Loan B, 5.361%, 3M LIBOR + 2.750%, 03/15/24	1,119,496	1,115,270
Travel Leaders Group LLC Term Loan B, 6.482%, 1M LIBOR + 4.000%, 01/25/24	868,438	872,780

		7,185,340

Life Sciences Tools & Services—0.1%
Syneos Health, Inc. Term Loan B, 4.499%, 1M LIBOR + 2.000%, 08/01/24	916,183	910,784

Lodging—1.9%
Boyd Gaming Corp. Term Loan B3, 4.658%, 1W LIBOR + 2.250%, 09/15/23	886,342	877,922
CityCenter Holdings LLC Term Loan B, 4.749%, 1M LIBOR + 2.250%, 04/18/24	2,336,964	2,294,120

Lodging—(Continued)
Crown Finance U.S., Inc. Term Loan, 4.999%, 1M LIBOR + 2.500%, 02/28/25	1,842,530	1,802,455
Cypress Intermediate Holdings III, Inc. 1st Lien Term Loan, 5.500%, 1M LIBOR + 3.000%, 04/26/24	1,203,563	1,185,321
Four Seasons Hotels, Ltd. 1st Lien Term Loan, 4.499%, 1M LIBOR + 2.000%, 11/30/23	879,750	874,142
Hilton Worldwide Finance LLC Term Loan B2, 4.236%, 1M LIBOR + 1.750%, 10/25/23	2,508,731	2,503,578
MGM Growth Properties Operating Partnership L.P. Term Loan B, 4.499%, 1M LIBOR + 2.000%, 03/21/25	1,843,000	1,818,427
Playa Resorts Holding B.V. Term Loan B, 5.250%, 1M LIBOR + 2.750%, 04/29/24	2,288,860	2,204,935
Wyndham Hotels & Resorts, Inc. Term Loan B, 4.249%, 1M LIBOR + 1.750%, 05/30/25	1,194,000	1,180,754

		14,741,654

Machinery—0.4%
Altra Industrial Motion Corp. Term Loan B, 4.499%, 1M LIBOR + 2.000%, 10/01/25	681,716	672,058
CPM Holdings, Inc. 1st Lien Term Loan, 6.249%, 1M LIBOR + 3.750%, 11/15/25	299,250	297,380
Delachaux S.A. Term Loan B2, 5.950%, 1M LIBOR + 3.500%, 10/28/21	379,049	376,443
Dynacast International LLC Term Loan B2, 5.851%, 3M LIBOR + 3.250%, 01/28/22	1,187,013	1,170,692
Global Brass & Copper, Inc. Term Loan B, 5.000%, 1M LIBOR + 2.500%, 05/29/25	804,375	798,342

		3,314,915

Machinery-Construction & Mining—0.3%
Brookfield WEC Holdings, Inc. 1st Lien Term Loan, 6.249%, 1M LIBOR + 3.750%, 08/01/25	2,094,750	2,095,012

Machinery-Diversified—1.5%
Clark Equipment Co. Term Loan B, 4.601%, 3M LIBOR + 2.000%, 05/18/24	1,529,526	1,501,803
Engineered Machinery Holdings, Inc. 1st Lien Term Loan, 5.851%, 3M LIBOR + 3.250%, 07/19/24	1,160,313	1,119,702
Incremental Term Loan, 6.851%, 3M LIBOR + 4.250%, 07/19/24	274,313	271,112
EWT Holdings III Corp. Term Loan, 5.499%, 1M LIBOR + 3.000%, 12/20/24	3,862,593	3,823,967
Gardner Denver, Inc. Term Loan B, 5.249%, 1M LIBOR + 2.750%, 07/30/24	883,934	884,072
Pro Mach Group, Inc. Term Loan B, 5.239%, 1M LIBOR + 2.750%, 03/07/25	222,750	215,789
Shape Technologies Group, Inc. Term Loan, 5.776%, 3M LIBOR + 3.000%, 04/21/25	223,313	220,800
Titan Acquisition, Ltd. Term Loan B, 5.499%, 1M LIBOR + 3.000%, 03/28/25	2,747,250	2,558,377
Welbilt, Inc. Term Loan B, 4.999%, 1M LIBOR + 2.500%, 10/23/25	794,103	778,221

		11,373,843

BHFTI-93

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Marine—0.2%
Stena International S.a.r.l. Term Loan B, 5.610%, 3M LIBOR + 3.000%, 03/03/21	1,615,000	$1,598,850

Media—5.1%
ALM Media Holdings, Inc. 1st Lien Term Loan, 7.101%, 3M LIBOR + 4.500%, 07/31/20	377,188	358,328
AMC Entertainment Holdings, Inc. Term Loan, 4.734%, 1M LIBOR + 2.250%, 12/15/22	2,031,750	2,028,257
Term Loan B, 4.734%, 1M LIBOR + 2.250%, 12/15/23	514,500	513,616
CBS Radio, Inc. Term Loan B, 5.249%, 1M LIBOR + 2.750%, 11/18/24	1,897,923	1,850,475
Charter Communications Operating LLC Term Loan B, 4.500%, 1M LIBOR + 2.000%, 04/30/25	1,897,225	1,886,893
Crossmark Holdings, Inc. 1st Lien Term Loan, 12/20/19	1,392,437	391,042
CSC Holdings LLC Incremental Term Loan, 4.734%, 1M LIBOR + 2.250%, 01/15/26	950,000	923,281
Term Loan B, 4.984%, 1M LIBOR + 2.500%, 01/25/26	1,191,000	1,166,994
Cumulus Media New Holdings, Inc. Term Loan, 7.000%, 1M LIBOR + 4.500%, 05/15/22	3,131,948	3,084,480
Entravision Communications Corp. Term Loan B, 5.249%, 1M LIBOR + 2.750%, 11/29/24	838,792	801,046
Global Eagle Entertainment, Inc. 1st Lien Term Loan, 10.011%, 6M LIBOR + 7.500%, 01/06/23	1,068,750	1,052,719
Gray Television, Inc. Term Loan B, 4.732%, 1M LIBOR + 2.250%, 02/07/24	1,470,015	1,454,790
Term Loan C, 4.982%, 1M LIBOR + 2.500%, 01/02/26	648,375	642,499
Hubbard Radio LLC Term Loan B, 6.000%, 1M LIBOR + 3.500%, 03/28/25	609,998	606,185
iHeartCommunications, Inc. Extended Term Loan E, 07/30/19 (g)	425,533	304,256
Term Loan D, 01/30/20 (g)	1,323,104	947,673
Kasima LLC Term Loan B, 5.060%, 3M LIBOR + 2.500%, 05/17/21	69,853	69,897
Mission Broadcasting, Inc. Term Loan B3, 4.739%, 1M LIBOR + 2.250%, 01/17/24	309,516	302,939
Nexstar Broadcasting, Inc. Term Loan B3, 4.746%, 3M LIBOR + 2.250%, 01/17/24	1,681,729	1,645,992
Numericable Group S.A. Term Loan B11, 5.249%, 1M LIBOR + 2.750%, 07/31/25	1,768,500	1,652,996
ProQuest LLC Term Loan B, 5.851%, 3M LIBOR + 3.250%, 10/24/21	1,615,179	1,611,141
Sinclair Television Group, Inc. Term Loan B2, 4.750%, 1M LIBOR + 2.250%, 01/03/24	2,086,828	2,071,176
Unitymedia Finance LLC Term Loan D, 4.734%, 1M LIBOR + 2.250%, 01/15/26	925,000	917,099
Univision Communications, Inc. Term Loan C5, 5.249%, 1M LIBOR + 2.750%, 03/15/24	7,081,504	6,689,493
Ziggo Secured Finance Partnership Term Loan E, 4.984%, 1M LIBOR + 2.500%, 04/15/25	6,475,000	6,317,172

		39,290,439

Metal Fabricate/Hardware—1.3%
Ameriforge Group, Inc. Term Loan, 9.601%, 3M LIBOR + 7.000%, 06/08/22	754,846	754,846

Metal Fabricate/Hardware—(Continued)
Atkore International, Inc. 1st Lien Term Loan, 5.360%, 3M LIBOR + 2.750%, 12/22/23	1,333,302	1,319,969
Penn Engineering & Manufacturing Corp. Term Loan B, 5.239%, 1M LIBOR + 2.750%, 06/27/24	245,625	244,704
Rexnord LLC Term Loan B, 4.499%, 1M LIBOR + 2.000%, 08/21/24	2,654,282	2,634,582
WireCo WorldGroup, Inc. 1st Lien Term Loan, 7.499%, 1M LIBOR + 5.000%, 09/30/23	560,625	560,975
Zekelman Industries, Inc. Term Loan B, 4.740%, 1M LIBOR + 2.250%, 06/14/21	4,761,724	4,721,545

		10,236,621

Mining—0.1%
Neenah Foundry Co. Term Loan, 9.070%, 3M LIBOR + 6.500%, 12/13/22	679,641	672,844
Noranda Aluminum Acquisition Corp. Term Loan B, 02/28/20 (d)	430,320	1,883
PMHC II, Inc. 1st Lien Term Loan, 6.169%, 6M LIBOR + 3.500%, 03/31/25	346,500	338,271

		1,012,998

Miscellaneous Manufacturing—1.0%
CTC AcquiCo GmbH Term Loan B2, 5.629%, 3M LIBOR + 3.000%, 03/07/25	1,050,529	1,037,398
Filtration Group Corp. 1st Lien Term Loan, 5.499%, 1M LIBOR + 3.000%, 03/29/25	1,509,750	1,500,628
Gates Global LLC Term Loan B, 5.249%, 1M LIBOR + 2.750%, 04/01/24	3,798,931	3,764,672
Werner FinCo L.P. Term Loan, 6.601%, 3M LIBOR + 4.000%, 07/24/24	1,379,926	1,331,628

		7,634,326

Office/Business Equipment—0.1%
Brand Energy & Infrastructure Services, Inc. Term Loan, 6.956%, 3M LIBOR + 4.250%, 06/21/24	491,250	472,828

Oil & Gas—1.7%
Apro LLC Term Loan B, 6.490%, 1M LIBOR + 4.000%, 08/08/24	241,667	240,458
Citgo Petroleum Corp. Term Loan B, 03/22/24 (b)	2,200,000	2,195,875
Term Loan B, 8.000%, PRIME + 2.500%, 07/29/21	2,373,412	2,370,445
Delek U.S. Holdings, Inc. Term Loan B, 4.749%, 1M LIBOR + 2.250%, 03/31/25	346,500	343,901
Emerald Expositions Holding, Inc. Term Loan B, 5.249%, 1M LIBOR + 2.750%, 05/22/24	1,018,134	997,772
Fieldwood Energy LLC 1st Lien TL, 7.749%, 1M LIBOR + 5.250%, 04/11/22	1,276,437	1,224,422
MEG Energy Corp. Term Loan B, 6.000%, 1M LIBOR + 3.500%, 12/31/23	983,575	979,887
Oxbow Carbon LLC 1st Lien Term Loan B, 5.999%, 1M LIBOR + 3.500%, 01/04/23	585,938	588,135
PSC Industrial Holdings Corp. 1st Lien Term Loan, 6.234%, 1M LIBOR + 3.750%, 10/03/24	1,654,063	1,634,420

BHFTI-94

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Sheridan Production Partners I LLC Term Loan B2, 6.110%, 3M LIBOR + 3.500%, 10/01/19	1,035,431	$874,939
Term Loan B2 I-A, 6.110%, 3M LIBOR + 3.500%, 10/01/19	137,203	115,937
Term Loan B2 I-M, 6.110%, 3M LIBOR + 3.500%, 10/01/19	83,804	70,815
Ultra Resources, Inc. 1st Lien Term Loan, 6.491%, 1M LIBOR + 4.000%, 04/12/24	1,375,000	1,203,125

		12,840,131

Oil & Gas Services—0.2%
Apergy Corp. 1st Lien Term Loan, 5.029%, 3M LIBOR + 2.500%, 05/09/25	270,181	267,563
McDermott Technology Americas, Inc. 1st Lien Term Loan, 7.499%, 1M LIBOR + 5.000%, 05/10/25	1,138,500	1,093,529
Thermon Industries, Inc. Term Loan B, 6.239%, 1M LIBOR + 3.750%, 10/24/24	289,100	289,462

		1,650,554

Packaging & Containers—1.6%
Berlin Packaging LLC 1st Lien Term Loan, 5.495%, 3M LIBOR + 3.000%, 11/07/25	223,313	216,892
Berry Global, Inc. Term Loan Q, 4.610%, 3M LIBOR + 2.000%, 10/01/22	768,591	765,083
BWAY Holding Co. Term Loan B, 6.033%, 3M LIBOR + 3.250%, 04/03/24	1,915,875	1,873,726
Consolidated Container Co. LLC 1st Lien Term Loan, 5.249%, 1M LIBOR + 2.750%, 05/22/24	861,902	850,590
Flex Acquisition Co., Inc. 1st Lien Term Loan, 5.626%, 1M LIBOR + 3.000%, 12/29/23	4,646,006	4,513,883
Incremental Term Loan, 5.876%, 2M LIBOR + 3.250%, 06/29/25	1,343,250	1,305,831
Multi Color Corp. Term Loan B, 4.499%, 1M LIBOR + 2.000%, 10/31/24	320,938	320,737
Ring Container Technologies Group LLC 1st Lien Term Loan, 5.249%, 1M LIBOR + 2.750%, 10/31/24	741,184	728,522
Trident TPI Holdings, Inc. Term Loan B1, 5.749%, 1M LIBOR + 3.250%, 10/17/24	1,902,546	1,840,714

		12,415,978

Pharmaceuticals—4.0%
Akorn, Inc. Term Loan B, 8.000%, 1M LIBOR + 5.500%, 04/16/21	895,627	734,414
Alkermes, Inc. Term Loan B, 4.750%, 1M LIBOR + 2.250%, 03/23/23	352,641	349,115
Amneal Pharmaceuticals LLC Term Loan B, 6.000%, 1M LIBOR + 3.500%, 05/04/25	3,299,294	3,295,143
Arbor Pharmaceuticals, Inc. Term Loan B, 7.601%, 3M LIBOR + 5.000%, 07/05/23	1,966,818	1,720,965
Change Healthcare Holdings LLC Term Loan B, 5.249%, 1M LIBOR + 2.750%, 03/01/24	7,008,000	6,920,400
Diplomat Pharmacy, Inc. Term Loan B, 7.000%, 1M LIBOR + 4.500%, 12/20/24	441,375	421,513
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 6.750%, 1M LIBOR + 4.250%, 04/29/24	5,926,968	5,839,913
Grifols Worldwide Operations USA, Inc. Term Loan, 4.660%, 1W LIBOR + 2.250%, 01/31/25	3,185,000	3,167,654

Pharmaceuticals—(Continued)
HLF Financing S.a r.l. Term Loan B, 5.749%, 1M LIBOR + 3.250%, 08/18/25	970,125	970,731
Horizon Pharma, Inc. Term Loan B, 5.500%, 1M LIBOR + 3.000%, 03/29/24	1,224,719	1,226,781
Valeant Pharmaceuticals International, Inc. Term Loan B, 5.481%, 1M LIBOR + 3.000%, 06/02/25	6,281,940	6,243,822

		30,890,451

Pipelines—0.0%
Centurion Pipeline Company LLC Term Loan B, 5.851%, 3M LIBOR + 3.250%, 09/29/25	224,438	224,157

Professional Services—0.5%
Realogy Group LLC Term Loan B, 4.732%, 1M LIBOR + 2.250%, 02/08/25	2,528,958	2,462,573
Trans Union LLC Term Loan B3, 4.499%, 1M LIBOR + 2.000%, 04/10/23	1,417,562	1,406,804

		3,869,377

Real Estate—0.8%
DTZ U.S. Borrower LLC Term Loan B, 5.749%, 1M LIBOR + 3.250%, 08/21/25	4,500,816	4,473,389
RE/MAX International, Inc. Term Loan B, 5.249%, 1M LIBOR + 2.750%, 12/15/23	1,876,438	1,874,092

		6,347,481

Real Estate Investment Trusts—0.5%
ESH Hospitality, Inc. Term Loan B, 4.499%, 1M LIBOR + 2.000%, 08/30/23	1,420,265	1,410,375
Iron Mountain, Inc. Term Loan B, 4.249%, 1M LIBOR + 1.750%, 01/02/26	816,750	794,800
VICI Properties 1 LLC Term Loan B, 4.491%, 1M LIBOR + 2.000%, 12/20/24	2,052,273	2,022,258

		4,227,433

Retail—3.5%
Alphabet Holding Co., Inc. 1st Lien Term Loan, 5.999%, 1M LIBOR + 3.500%, 09/26/24	2,216,250	2,059,727
Ascena Retail Group, Inc. Term Loan B, 7.000%, 1M LIBOR + 4.500%, 08/21/22	2,191,371	1,920,189
Bass Pro Group LLC Term Loan B, 7.499%, 1M LIBOR + 5.000%, 09/25/24	1,206,625	1,182,485
BJ’s Wholesale Club, Inc. 1st Lien Term Loan, 5.499%, 1M LIBOR + 3.000%, 02/03/24	2,721,835	2,718,675
David’s Bridal, Inc. Term Loan, 10.290%, 3M LIBOR + 7.500%, 07/17/23	206,280	210,405
Term Loan, 10.790%, 3M LIBOR + 8.000%, 01/18/26	783,831	679,973
Del Frisco’s Restaurant Group, Inc. Incremental Term Loan, 8.500%, 1M LIBOR + 6.000%, 06/27/25	545,875	529,499
Dhanani Group Inc. Term Loan B, 6.249%, 1M LIBOR + 3.750%, 07/20/25	545,875	534,958
Golden Nugget, Inc. Incremental Term Loan B, 5.242%, 3M LIBOR + 2.750%, 10/04/23	3,449,441	3,419,259

BHFTI-95

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Hamilton Holdco LLC Term Loan B, 4.610%, 3M LIBOR + 2.000%, 07/02/25	769,188	$759,573
Harbor Freight Tools USA, Inc. Term Loan B, 4.999%, 1M LIBOR + 2.500%, 08/18/23	417,210	408,519
IRB Holding Corp. 1st Lien Term Loan, 5.739%, 1M LIBOR + 3.250%, 02/05/25	3,224,701	3,151,139
J. Crew Group, Inc. Term Loan B, 5.628%, 3M LIBOR + 3.000%, 03/05/21 (c) (d) (e)	3,082,138	1,849,899
Party City Holdings, Inc. Term Loan B, 5.000%, 1M LIBOR + 2.500%, 08/19/22	772,103	767,567
PetSmart, Inc. Term Loan B2, 5.490%, 1M LIBOR + 3.000%, 03/11/22	3,366,758	3,027,978
Pier 1 Imports (U.S.), Inc. Term Loan B, 6.383%, 3M LIBOR + 3.500%, 04/30/21	1,462,184	789,579
Serta Simmons Bedding LLC 1st Lien Term Loan, 5.983%, 1M LIBOR + 3.500%, 11/08/23	4,165,000	3,095,982

		27,105,406

Semiconductors—1.0%
Bright Bidco B.V. Term Loan B, 6.068%, 1M LIBOR + 3.500%, 06/30/24	1,892,452	1,492,672
Cabot Microelectronics Corp. Term Loan B, 4.750%, 1M LIBOR + 2.250%, 11/14/25	716,435	715,521
Cohu, Inc. Term Loan B, 5.601%, 3M LIBOR + 3.000%, 09/20/25	696,500	675,605
Cypress Semiconductor Corp. Term Loan B, 4.500%, 1M LIBOR + 2.000%, 07/05/21	932,378	924,219
Entegris, Inc. Term Loan B, 4.499%, 1M LIBOR + 2.000%, 11/01/25	374,063	374,998
Lattice Semiconductor Corp. Term Loan, 6.731%, 1M LIBOR + 4.250%, 03/10/21	1,400,080	1,407,955
MACOM Technology Solutions Holdings, Inc. Term Loan, 4.749%, 1M LIBOR + 2.250%, 05/17/24	1,138,672	1,081,739
MKS Instruments, Inc. Term Loan B5, 4.739%, 1M LIBOR + 2.250%, 02/02/26	300,000	300,062
Ultra Clean Holdings, Inc. Term Loan B, 6.999%, 1M LIBOR + 4.500%, 08/27/25	814,688	786,174

		7,758,945

Semiconductors & Semiconductor Equipment—0.1%
Microchip Technology, Inc. Term Loan B, 4.500%, 1M LIBOR + 2.000%, 05/29/25	541,961	536,453

Software—8.8%
Almonde, Inc. 1st Lien Term Loan, 6.101%, 3M LIBOR + 3.500%, 06/13/24	2,316,715	2,236,897
Applied Systems, Inc. 1st Lien Term Loan, 5.499%, 1M LIBOR + 3.000%, 09/19/24	4,022,803	3,978,384
Barracuda Networks, Inc. 1st Lien Term Loan, 5.741%, 1M LIBOR + 3.250%, 02/12/25	347,375	345,349
BMC Software Finance, Inc. Term Loan B, 6.851%, 3M LIBOR + 4.250%, 10/02/25	2,643,375	2,594,142
Bracket Intermediate Holding Corp. 1st Lien Term Loan B, 6.732%, 1M LIBOR + 4.250%, 09/05/25	820,875	817,797

Software—(Continued)
Campaign Monitor Finance Pty, Ltd. 1st Lien Term Loan, 7.749%, 1M LIBOR + 5.250%, 03/18/21	696,445	679,034
DigiCert, Inc. Term Loan B1, 6.499%, 1M LIBOR + 4.000%, 10/31/24	4,179,261	4,118,315
Epicor Software Corp. 1st Lien Term Loan, 5.750%, 1M LIBOR + 3.250%, 06/01/22	3,197,324	3,164,686
First Data Corp. Term Loan, 4.486%, 1M LIBOR + 2.000%, 07/08/22	1,547,445	1,545,269
Term Loan, 4.486%, 1M LIBOR + 2.000%, 04/26/24	1,845,862	1,842,401
Flexera Software LLC 1st Lien Term Loan, 5.750%, 1M LIBOR + 3.250%, 02/26/25	1,247,562	1,243,923
GlobalLogic Holdings, Inc. 1st Lien Term Loan, 5.749%, 1M LIBOR + 3.250%, 08/01/25	391,781	390,302
Delayed Draw Term Loan, 3.250%, 08/01/25 (f)	56,250	56,038
Hyland Software, Inc. Term Loan 3, 5.999%, 1M LIBOR + 3.500%, 07/01/24	4,895,039	4,895,802
Infoblox, Inc. 1st Lien Term Loan, 6.999%, 1M LIBOR + 4.500%, 11/07/23	1,514,170	1,515,431
Infor (U.S.), Inc. Term Loan B6, 5.249%, 1M LIBOR + 2.750%, 02/01/22	7,626,074	7,599,855
Informatica LLC Term Loan, 5.749%, 1M LIBOR + 3.250%, 08/05/22	3,970,643	3,966,176
IQVIA, Inc. Term Loan B, 4.601%, 3M LIBOR + 2.000%, 03/07/24	811,768	809,738
Term Loan B2, 4.601%, 3M LIBOR + 2.000%, 01/17/25	1,034,250	1,031,535
Kronos, Inc. Term Loan B, 5.736%, 3M LIBOR + 3.000%, 11/01/23	5,424,487	5,372,363
MA FinanceCo. LLC Term Loan B2, 4.749%, 1M LIBOR + 2.250%, 11/19/21	1,882,074	1,849,137
Term Loan B3, 4.999%, 1M LIBOR + 2.500%, 06/21/24	453,294	441,206
Navicure, Inc. 1st Lien Term Loan B, 6.249%, 1M LIBOR + 3.750%, 11/01/24	741,369	732,102
Renaissance Holding Corp. 1st Lien Term Loan, 5.749%, 1M LIBOR + 3.250%, 05/30/25	1,116,563	1,073,296
Seattle Spinco, Inc. Term Loan B3, 4.999%, 1M LIBOR + 2.500%, 06/21/24	3,061,206	2,979,573
SolarWinds Holdings, Inc. Term Loan B, 5.249%, 1M LIBOR + 2.750%, 02/05/24	3,021,800	2,994,818
Solera LLC Term Loan B, 5.249%, 1M LIBOR + 2.750%, 03/03/23	765,140	760,549
Sound Inpatient Physicians 1st Lien Term Loan, 5.249%, 1M LIBOR + 2.750%, 06/27/25	421,813	416,540
SS&C Technologies Holdings Europe S.a.r.l. Term Loan B4, 4.749%, 1M LIBOR + 2.250%, 04/16/25	1,209,489	1,201,048
SS&C Technologies, Inc. Term Loan B3, 4.749%, 1M LIBOR + 2.250%, 04/16/25	1,682,187	1,670,447
TriTech Software Systems Term Loan B, 6.249%, 1M LIBOR + 3.750%, 08/29/25	798,000	787,526
Veritas Bermuda, Ltd. Term Loan B, 7.021%, 3M LIBOR + 4.500%, 01/27/23	2,164,762	2,009,170
Vero Parent, Inc. Term Loan B, 6.999%, 1M LIBOR + 4.500%, 08/16/24	1,379,070	1,373,898
Wall Street Systems Delaware, Inc. Term Loan B, 5.651%, 3M LIBOR + 3.000%, 11/21/24	1,565,278	1,512,450

		68,005,197

BHFTI-96

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Technology Hardware, Storage & Peripherals — 0.1%
Carbonite, Inc Term Loan B, 03/26/26 (b)	425,000	$422,476
Datto, Inc. Term Loan B, 03/28/26 (b)	325,000	325,813
Mirion Technologies, Inc. Term Loan B, 6.595%, 3M LIBOR + 4.000%, 03/06/26	325,000	326,083

		1,074,372

Telecommunications—5.7%
CenturyLink, Inc. Term Loan B, 5.249%, 1M LIBOR + 2.750%, 01/31/25	4,789,375	4,693,588
Colorado Buyer, Inc. Term Loan B, 5.600%, 3M LIBOR + 3.000%, 05/01/24	1,498,313	1,454,611
CommScope, Inc. Term Loan B, 02/06/26 (b)	1,550,000	1,553,286
Term Loan B5, 4.499%, 1M LIBOR + 2.000%, 12/29/22	198,550	198,550
CPI International, Inc. 1st Lien Term Loan, 5.999%, 1M LIBOR + 3.500%, 07/26/24	615,625	613,701
CSC Holdings LLC 1st Lien Term Loan, 4.734%, 1M LIBOR + 2.250%, 07/17/25	2,417,871	2,355,007
Digicel International Finance, Ltd. Term Loan B, 5.880%, 3M LIBOR + 3.250%, 05/28/24	1,502,130	1,339,399
Frontier Communications Corp. Term Loan B1, 6.250%, 1M LIBOR + 3.750%, 06/15/24	1,793,063	1,751,225
Intelsat Jackson Holdings S.A. Term Loan B4, 6.990%, 1M LIBOR + 4.500%, 01/02/24	1,600,000	1,604,499
Level 3 Financing, Inc. Term Loan B, 4.736%, 3M LIBOR + 2.250%, 02/22/24	2,550,000	2,524,500
MCC Iowa LLC Term Loan M, 4.410%, 1W LIBOR + 2.000%, 01/15/25	895,981	889,635
Onvoy LLC 1st Lien Term Loan B, 7.101%, 3M LIBOR + 4.500%, 02/10/24	857,991	776,482
Radiate Holdco LLC 1st Lien Term Loan, 5.499%, 1M LIBOR + 3.000%, 02/01/24	1,772,331	1,734,485
Sprint Communications, Inc. 1st Lien Term Loan B, 5.000%, 1M LIBOR + 2.500%, 02/02/24	4,230,164	4,111,191
Term Loan B, 5.500%, 1M LIBOR + 3.000%, 02/02/24	698,250	685,594
Switch, Ltd. Term Loan B, 4.749%, 1M LIBOR + 2.250%, 06/27/24	221,063	219,059
Syniverse Holdings, Inc. 1st Lien Term Loan, 7.484%, 1M LIBOR + 5.000%, 03/09/23	940,500	863,497
Telenet Financing USD LLC Term Loan AN, 4.734%, 1M LIBOR + 2.250%, 08/15/26	2,375,000	2,330,469
Telesat Canada Term Loan B4, 5.110%, 3M LIBOR + 2.500%, 11/17/23	4,314,336	4,264,001
UPC Financing Partnership Term Loan AR, 4.984%, 1M LIBOR + 2.500%, 01/15/26	1,915,696	1,911,014
Virgin Media Bristol LLC Term Loan K, 4.984%, 1M LIBOR + 2.500%, 01/15/26	6,450,000	6,386,074
West Corp. Term Loan, 6.629%, 3M LIBOR + 4.000%, 10/10/24	1,632,352	1,534,411
Term Loan B1, 6.129%, 3M LIBOR + 3.500%, 10/10/24	297,750	277,000

		44,071,278

Thrifts & Mortgage Finance—0.0%
Ocwen Financial Corp. Term Loan B, 7.486%, 1M LIBOR + 5.000%, 12/05/20	254,454	254,136

Trading Companies & Distributors—0.1%
DXP Enterprises, Inc. Term Loan B, 7.249%, 1M LIBOR + 4.750%, 08/29/23	467,875	467,290

Transportation—0.6%
Hanjin International Corp. Term Loan B, 4.982%, 1M LIBOR + 2.500%, 10/18/20	475,000	472,031
Kenan Advantage Group, Inc. Term Loan, 5.499%, 1M LIBOR + 3.000%, 07/31/22	566,698	559,615
Term Loan B, 5.499%, 1M LIBOR + 3.000%, 07/31/22	173,440	171,272
PODS LLC 1st Lien Term Loan, 5.243%, 1M LIBOR + 2.750%, 12/06/24	591,002	581,177
PQ Corp. Term Loan B, 5.244%, 3M LIBOR + 2.500%, 02/08/25	2,665,298	2,638,645
XPO Logistics, Inc. Term Loan B, 4.499%, 1M LIBOR + 2.000%, 02/24/25	575,000	565,522

		4,988,262

Trucking & Leasing—0.8%
Avolon TLB Borrower 1 (U.S.) LLC Term Loan B3, 4.488%, 1M LIBOR + 2.000%, 01/15/25	4,187,873	4,160,987
IBC Capital Ltd. 1st Lien Term Loan, 6.365%, 3M LIBOR + 3.750%, 09/11/23	544,500	529,526
SBA Senior Finance II LLC Term Loan B, 4.500%, 1M LIBOR + 2.000%, 04/11/25	1,886,680	1,849,535

		6,540,048

Total Floating Rate Loans (Cost $752,189,818)		730,427,563

Common Stocks—0.6%

Commercial Services—0.1%
IAP Worldwide Services LLC (c) (d) (e) (h) (i)	44	560,297

Gas Utilities—0.0%
Southcross Holding GP LLC (c) (e) (h) (i)	59	0
Southcross Holding L.P. - Class A (h) (i)	59	33,188

		33,188

Health Care Providers & Services—0.0%
Millennium Health LLC (h) (i)	31,600	2,923

Internet Software & Services—0.0%
Answers Corp. (c) (d) (e) (h) (i)	29,070	57,268

Media—0.1%
Cumulus Media, Inc. - Class A (h) (i)	40,548	730,269

Metals & Mining—0.3%
AFG Holdings, Inc. (c) (d) (e) (h) (i)	24,746	1,933,405

BHFTI-97

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—0.0%
Fieldwood Energy LLC (Rights Offering Shares) (d) (h) (i)	6,048	$175,392
Fieldwood Energy LLC (Rights Offering Shares) (d) (h) (i)	1,397	40,513

		215,905

Oil, Gas & Consumable Fuels—0.1%
Paragon Offshore Finance Co. - Class A (h) (i)	1,527	1,432
Paragon Offshore Finance Co. - Class B (h) (i)	764	28,077
Samson Resources II LLC - Class A (d) (h) (i)	19,666	462,151

		491,660

Retail—0.0%
David’s Bridal, Inc. Term Loan (h) (i)	15,105	113,287

Total Common Stocks (Cost $2,505,267)		4,138,202

Corporate Bonds & Notes—0.2%

Auto Parts & Equipment—0.0%
Panther BF Aggregator L.P. 6.250%, 05/15/26 (144A) (h)	350,000	357,000

Commercial Services—0.2%
Prime Security Services Borrower LLC 5.250%, 04/15/24 (144A) (h)	625,000	625,000
5.750%, 04/15/26 (144A) (h)	625,000	625,000

		1,250,000

Total Corporate Bonds & Notes (Cost $1,600,000)		1,607,000

Short-Term Investment—5.8%

Repurchase Agreement—5.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $45,137,756; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $46,037,192.	45,133,243	45,133,243

Total Short-Term Investments (Cost $45,133,243)		45,133,243

Total Investments—100.9% (Cost $801,428,328)		781,306,008
Unfunded Loan Commitments—(0.1)% (Cost $(416,972))		(416,972)
Net Investments—100.8% (Cost $801,011,356)		780,889,036
Other assets and liabilities (net)—(0.8)%		(6,539,348)

Net Assets—100.0%		$774,349,688

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(b)	This loan will settle after March 31, 2019, at which time the interest rate will be determined.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2019, these securities represent 0.6% of net assets.
(d)	Illiquid security. As of March 31, 2019, these securities represent 0.7% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(g)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(h)	Non-income producing security.
(i)	Security was acquired in connection with a restructuring of a senior loan and may be subject to restrictions on resale.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2019, the market value of 144A securities was $1,607,000, which is 0.2% of net assets.
(LIBOR)—	London Interbank Offered Rate
(PRIME)—	U.S. Federal Reserve Prime Rate

BHFTI-98

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Advertising	$—	$4,218,537	$—	$4,218,537
Aerospace/Defense	—	17,878,308	—	17,878,308
Auto Components	—	8,202,687	—	8,202,687
Auto Parts & Equipment	—	7,727,041	—	7,727,041
Automobiles	—	1,293,288	—	1,293,288
Banks	—	1,223,897	—	1,223,897
Beverages	—	2,443,898	—	2,443,898
Building Materials	—	9,977,531	—	9,977,531
Capital Markets	—	7,509,310	—	7,509,310
Chemicals	—	34,362,855	—	34,362,855
Coal	—	1,561,921	—	1,561,921
Commercial Services (Less Unfunded Loan Commitments of $223,222)	—	30,192,039	285,765	30,477,804
Commercial Services & Supplies	—	3,784,217	—	3,784,217
Communications Equipment	—	1,152,771	—	1,152,771
Computers	—	12,482,448	—	12,482,448
Construction Materials	—	403,000	—	403,000
Distribution/Wholesale	—	654,075	—	654,075
Distributors	—	3,467,496	—	3,467,496
Diversified Consumer Services	—	3,058,786	—	3,058,786
Diversified Financial Services	—	29,915,616	—	29,915,616
Electric	—	12,120,568	—	12,120,568
Electrical Components & Equipment	—	2,278,577	—	2,278,577
Electronics	—	6,449,226	—	6,449,226
Energy Equipment & Services	—	1,741,439	—	1,741,439
Engineering & Construction	—	591,132	—	591,132
Entertainment	—	8,656,133	—	8,656,133
Environmental Control	—	7,171,393	—	7,171,393
Equity Real Estate Investment Trusts	—	864,903	—	864,903
Food	—	24,805,758	—	24,805,758
Hand/Machine Tools	—	4,515,546	—	4,515,546
Health Care Equipment & Supplies	—	399,490	—	399,490
Health Care Providers & Services	—	518,457	—	518,457
Health Care Technology	—	3,489,899	—	3,489,899
Healthcare-Products	—	22,304,582	—	22,304,582
Healthcare-Services (Less Unfunded Loan Commitments of $137,500)	—	38,657,814	—	38,657,814
Hotels, Restaurants & Leisure	—	9,445,725	—	9,445,725
Household Products	—	495,937	—	495,937
Household Products/Wares	—	5,862,227	—	5,862,227
Industrial Conglomerates	—	2,706,518	—	2,706,518
Insurance	—	27,435,261	—	27,435,261
Internet	—	21,661,804	—	21,661,804

BHFTI-99

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Internet Software & Services	$—	$2,661,376	$—	$2,661,376
Investment Company Securities	—	2,096,229	—	2,096,229
Iron/Steel	—	1,329,380	—	1,329,380
IT Services	—	732,465	—	732,465
Leisure Products	—	5,896,212	—	5,896,212
Leisure Time	—	7,185,340	—	7,185,340
Life Sciences Tools & Services	—	910,784	—	910,784
Lodging	—	14,741,654	—	14,741,654
Machinery	—	3,314,915	—	3,314,915
Machinery-Construction & Mining	—	2,095,012	—	2,095,012
Machinery-Diversified	—	11,373,843	—	11,373,843
Marine	—	1,598,850	—	1,598,850
Media	—	39,290,439	—	39,290,439
Metal Fabricate/Hardware	—	10,236,621	—	10,236,621
Mining	—	1,012,998	—	1,012,998
Miscellaneous Manufacturing	—	7,634,326	—	7,634,326
Office/Business Equipment	—	472,828	—	472,828
Oil & Gas	—	12,840,131	—	12,840,131
Oil & Gas Services	—	1,650,554	—	1,650,554
Packaging & Containers	—	12,415,978	—	12,415,978
Pharmaceuticals	—	30,890,451	—	30,890,451
Pipelines	—	224,157	—	224,157
Professional Services	—	3,869,377	—	3,869,377
Real Estate	—	6,347,481	—	6,347,481
Real Estate Investment Trusts	—	4,227,433	—	4,227,433
Retail	—	25,255,507	1,849,899	27,105,406
Semiconductors	—	7,758,945	—	7,758,945
Semiconductors & Semiconductor Equipment	—	536,453	—	536,453
Software (Less Unfunded Loan Commitments of $56,250)	—	67,948,947	—	67,948,947
Stock Funds	—	248,745	—	248,745
Technology Hardware, Storage & Peripherals	—	1,074,372	—	1,074,372
Telecommunications	—	44,071,278	—	44,071,278
Thrifts & Mortgage Finance	—	254,136	—	254,136
Trading Companies & Distributors	—	467,290	—	467,290
Transportation	—	4,988,262	—	4,988,262
Trucking & Leasing	—	6,540,048	—	6,540,048
Total Floating Rate Loans (Less Unfunded Loan Commitments of $416,972)	—	727,874,927	2,135,664	730,010,591
Common Stocks
Commercial Services	—	—	560,297	560,297
Gas Utilities	—	33,188	0	33,188
Health Care Providers & Services	—	2,923	—	2,923
Internet Software & Services	—	—	57,268	57,268
Media	730,269	—	—	730,269
Metals & Mining	—	—	1,933,405	1,933,405
Oil & Gas	—	215,905	—	215,905
Oil, Gas & Consumable Fuels	—	491,660	—	491,660
Retail	—	113,287	—	113,287
Total Common Stocks	730,269	856,963	2,550,970	4,138,202
Total Corporate Bonds & Notes*	—	1,607,000	—	1,607,000
Total Short-Term Investment*	—	45,133,243	—	45,133,243
Total Net Investments	$730,269	$775,472,133	$4,686,634	$780,889,036

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2019 is not presented.

Transfers from Level 3 to Level 2 in the amount of $603,312 were due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be significant observable inputs.

BHFTI-100

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—30.0% of Net Assets

Security Description	Principal Amount*	Value

Agriculture—0.4%
Bunge, Ltd. Finance Corp. 3.500%, 11/24/20 (a)	1,300,000	$1,306,456
Imperial Brands Finance plc 2.950%, 07/21/20 (144A)	3,100,000	3,090,856

		4,397,312

Banks—11.0%
ANZ New Zealand International, Ltd. 2.850%, 08/06/20 (144A)	4,600,000	4,603,157
Banca Monte dei Paschi di Siena S.p.A. 2.875%, 04/16/21 (EUR)	4,100,000	4,799,286
Bank of America Corp.
2.151%, 11/09/20	2,700,000	2,672,789
2.650%, 04/01/19	1,500,000	1,500,000
3.004%, 3M LIBOR + 0.790%, 12/20/23 (b)	2,155,000	2,149,352
3.550%, 3M LIBOR + 0.780%, 03/05/24 (b)	3,700,000	3,757,957
Bank of New York Mellon Corp. (The) 3.553%, 3M LIBOR + 0.870%, 08/17/20 (b)	3,900,000	3,939,982
BPCE S.A. 2.650%, 02/03/21 (a)	1,200,000	1,195,949
Citibank N.A. 3.165%, 3M LIBOR + 0.530%, 02/19/22 (b)	3,000,000	3,011,110
Citigroup, Inc.
2.350%, 08/02/21 (a)	2,100,000	2,075,821
2.400%, 02/18/20	4,600,000	4,582,170
2.900%, 12/08/21	1,000,000	999,364
Credit Suisse AG 4.375%, 08/05/20	1,000,000	1,021,065
Deutsche Bank AG 3.954%, 3M LIBOR + 1.310%, 08/20/20 (a) (b)	3,700,000	3,685,030
Dexia Credit Local S.A. 2.375%, 09/20/22 (144A)	2,000,000	1,986,783
Goldman Sachs Group, Inc. (The)
2.625%, 04/25/21	2,100,000	2,091,285
3.811%, 3M LIBOR + 1.200%, 09/15/20 (b)	11,400,000	11,517,403
HSBC Holdings plc
2.950%, 05/25/21	3,000,000	2,999,533
3.400%, 03/08/21	1,500,000	1,513,481
Industrial & Commercial Bank of China, Ltd.
2.957%, 11/08/22	3,800,000	3,767,107
3.231%, 11/13/19	2,700,000	2,706,872
JPMorgan Chase & Co.
2.200%, 10/22/19	4,000,000	3,988,666
2.400%, 06/07/21 (a)	1,100,000	1,092,082
Morgan Stanley
2.800%, 06/16/20 (a)	2,700,000	2,702,351
3.905%, 3M LIBOR + 1.140%, 01/27/20 (a) (b)	7,900,000	7,951,144
PNC Bank N.A. 2.000%, 05/19/20	2,100,000	2,086,717
Regions Financial Corp. 3.200%, 02/08/21 (a)	4,300,000	4,333,265
Royal Bank of Canada 2.100%, 10/14/20 (a)	3,700,000	3,674,148
Standard Chartered plc 3.885%, 3M LIBOR + 1.080%, 03/15/24 (144A) (a) (b)	3,100,000	3,111,672

Banks—(Continued)
Toronto-Dominion Bank (The)
2.250%, 03/15/21 (144A)	4,000,000	3,973,546
Turkiye Vakiflar Bankasi TAO 2.375%, 05/04/21 (EUR)	700,000	758,253
Wells Fargo & Co.
2.500%, 03/04/21	1,100,000	1,094,838
3.641%, 3M LIBOR + 0.880%, 07/22/20 (a) (b)	4,500,000	4,535,860
Westpac Banking Corp. 2.250%, 11/09/20 (144A)	3,700,000	3,681,991
Woori Bank 4.750%, 04/30/24 (144A)	1,200,000	1,260,503

		110,820,532

Beverages—0.1%
Coca-Cola Femsa S.A.B. de C.V. 4.625%, 02/15/20	600,000	609,513

Biotechnology—1.4%
Amgen, Inc. 3.263%, 3M LIBOR + 0.600%, 05/22/19 (b)	4,500,000	4,503,741
Biogen, Inc. 2.900%, 09/15/20	4,500,000	4,498,826
Celgene Corp.
2.250%, 08/15/21 (a)	3,800,000	3,740,793
2.750%, 02/15/23	1,500,000	1,486,210

		14,229,570

Cosmetics/Personal Care—0.1%
Procter & Gamble Co. (The) 1.700%, 11/03/21	1,500,000	1,472,841

Diversified Financial Services—1.5%
Capital One Bank USA N.A. 2.300%, 06/05/19	5,900,000	5,895,693
Capital One Financial Corp.
2.500%, 05/12/20	1,700,000	1,694,744
3.050%, 03/09/22 (a)	5,400,000	5,428,021
Navient Corp.
6.500%, 06/15/22	800,000	833,750
6.625%, 07/26/21 (a)	500,000	522,500
8.000%, 03/25/20	500,000	520,000
Seven & Seven, Ltd. 3.683%, 6M LIBOR + 1.000%, 09/11/19 (144A) (b)	160,000	160,188

		15,054,896

Electric—1.5%
Dominion Energy, Inc. 2.579%, 07/01/20 (a)	2,100,000	2,088,612
Korea East-West Power Co., Ltd. 3.875%, 07/19/23 (144A)	1,300,000	1,342,127
PSEG Power LLC 3.000%, 06/15/21 (a)	3,300,000	3,285,173
Southern Co. (The) 2.350%, 07/01/21	2,800,000	2,767,659

BHFTI-101

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
State Grid Overseas Investment, Ltd.
2.750%, 05/07/19 (144A)	1,100,000	$1,100,195
2.750%, 05/04/22 (144A)	3,800,000	3,769,051
Talen Energy Supply LLC 9.500%, 07/15/22 (144A) (a)	1,000,000	1,075,000

		15,427,817

Electronics—0.1%
Tech Data Corp. 3.700%, 02/15/22 (a)	500,000	503,423

Food—1.3%
Kraft Heinz Foods Co.
3.500%, 06/06/22 (a)	4,100,000	4,146,086
3.500%, 07/15/22 (a)	2,400,000	2,423,565
4.000%, 06/15/23 (a)	2,700,000	2,778,823
Kroger Co. (The) 2.600%, 02/01/21	3,200,000	3,184,332

		12,532,806

Healthcare-Products—0.2%
Zimmer Biomet Holdings, Inc. 2.700%, 04/01/20	2,000,000	1,995,101

Healthcare-Services—0.4%
Anthem, Inc. 2.500%, 11/21/20 (a)	3,200,000	3,184,103
CHS/Community Health Systems, Inc. 8.125%, 06/30/24 (144A) (a)	500,000	372,650
Cigna Corp. 3.750%, 07/15/23 (144A)	600,000	615,462

		4,172,215

Insurance—2.3%
Jackson National Life Global Funding
2.250%, 04/29/21 (144A)	4,200,000	4,156,773
3.300%, 02/01/22 (144A)	2,000,000	2,027,619
Marsh & McLennan Cos., Inc. 3.500%, 12/29/20 (a)	1,000,000	1,013,322
Metropolitan Life Global Funding I
3.375%, 01/11/22 (144A) (a)	2,600,000	2,639,095
3.875%, 04/11/22 (144A) (a)	1,200,000	1,236,807
New York Life Global Funding 2.150%, 06/18/19 (144A) (a)	5,000,000	4,994,558
Pricoa Global Funding I 2.550%, 11/24/20 (144A) (a)	3,700,000	3,684,698
Protective Life Global Funding
1.722%, 04/15/19 (144A)	300,000	299,863
2.262%, 04/08/20 (144A)	3,100,000	3,083,553

		23,136,288

Internet—0.9%
Alibaba Group Holding, Ltd. 3.125%, 11/28/21	2,100,000	2,113,581

Internet—(Continued)
Amazon.com, Inc. 2.400%, 02/22/23 (a)	1,700,000	1,684,039
Baidu, Inc. 4.375%, 05/14/24	1,300,000	1,347,796
Symantec Corp.
4.200%, 09/15/20	1,000,000	1,015,119
Tencent Holdings, Ltd. 2.985%, 01/19/23 (144A) (a)	3,300,000	3,286,983

		9,447,518

Lodging—0.6%
Marriott International, Inc. 2.875%, 03/01/21 (a)	4,800,000	4,792,656
MGM Resorts International 6.750%, 10/01/20	900,000	943,875

		5,736,531

Machinery-Construction & Mining—0.2%
Caterpillar Financial Services Corp. 1.700%, 08/09/21 (a)	1,600,000	1,568,664

Machinery-Diversified—0.2%
CNH Industrial Capital LLC 3.875%, 10/15/21	2,200,000	2,223,320

Media—0.1%
Comcast Corp. 3.450%, 10/01/21	1,000,000	1,019,924

Media—0.9%
Altice Financing S.A. 7.500%, 05/15/26 (144A) (a)	800,000	792,000
DISH DBS Corp. 5.875%, 07/15/22 (a)	1,100,000	1,064,580
NBCUniversal Enterprise, Inc. 1.974%, 04/15/19 (144A) (a)	3,000,000	2,999,209
Warner Media LLC 2.100%, 06/01/19	4,000,000	3,994,485

		8,850,274

Mining—0.4%
FMG Resources August 2006 Pty, Ltd. 4.750%, 05/15/22 (144A)	900,000	900,000
Glencore Funding LLC 3.000%, 10/27/22 (144A)	3,600,000	3,544,603

		4,444,603

Oil & Gas—1.5%
Anadarko Petroleum Corp. 4.850%, 03/15/21	1,832,000	1,899,381
California Resources Corp. 8.000%, 12/15/22 (144A) (a)	1,016,000	797,865
Devon Energy Corp. 3.250%, 05/15/22 (a)	2,500,000	2,520,488

BHFTI-102

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Harvest Operations Corp. 4.200%, 06/01/23 (144A)	800,000	$836,893
Sanchez Energy Corp. 7.750%, 06/15/21	1,200,000	166,500
Sinopec Group Overseas Development, Ltd.
2.375%, 04/12/20 (144A)	2,000,000	1,989,338
2.500%, 04/28/20 (144A)	3,500,000	3,483,605
Sunoco L.P. / Sunoco Finance Corp. 4.875%, 01/15/23 (a)	1,000,000	1,015,900
Total Capital International S.A. 2.750%, 06/19/21	2,000,000	2,004,920

		14,714,890

Oil & Gas Services—0.1%
Weatherford International, Ltd. 7.750%, 06/15/21 (a)	700,000	626,500

Packaging & Containers—0.2%
OI European Group B.V. 4.000%, 03/15/23 (144A) (a)	1,000,000	981,250
Owens-Brockway Glass Container, Inc. 5.000%, 01/15/22 (144A)	500,000	512,500

		1,493,750

Pharmaceuticals—1.5%
Allergan Funding SCS 3.450%, 03/15/22	4,900,000	4,942,843
Bayer U.S. Finance LLC 3.875%, 12/15/23 (144A)	1,700,000	1,713,717
CVS Health Corp.
2.125%, 06/01/21	1,600,000	1,571,913
2.800%, 07/20/20	1,100,000	1,098,988
3.700%, 03/09/23	2,700,000	2,743,145
Express Scripts Holding Co. 4.750%, 11/15/21	2,700,000	2,821,022

		14,891,628

Pipelines—1.4%
Enable Midstream Partners L.P. 2.400%, 05/15/19	2,200,000	2,198,193
Energy Transfer Operating L.P. 4.200%, 09/15/23	1,000,000	1,034,019
Enterprise Products Operating LLC 2.550%, 10/15/19	1,600,000	1,596,831
Kinder Morgan, Inc. 3.050%, 12/01/19	5,300,000	5,305,266
Sabine Pass Liquefaction LLC 5.625%, 02/01/21	3,385,000	3,517,126
Williams Cos., Inc. (The) 4.125%, 11/15/20	600,000	609,586

		14,261,021

Retail—0.4%
Dollar Tree, Inc. 3.700%, 05/15/23 (a)	3,200,000	3,246,502
KSouth Africa, Ltd.
Zero Coupon, 3.000% PIK, 12/31/22 (144A) (c) (d)	641,699	802
Zero Coupon, 25.000% PIK, 12/31/22 (144A) (c) (d)	137,555	5,502
PetSmart, Inc. 7.125%, 03/15/23 (144A)	1,600,000	1,192,000

		4,444,806

Software—0.5%
Fiserv, Inc. 2.700%, 06/01/20 (a)	5,500,000	5,494,136

Telecommunications—0.4%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	1,125,000	1,124,663
T-Mobile USA, Inc. 4.000%, 04/15/22	500,000	505,625
Telefonica Emisiones S.A.U. 5.134%, 04/27/20	2,500,000	2,557,986

		4,188,274

Transportation—0.1%
FedEx Corp. 3.400%, 01/14/22	800,000	810,919

Trucking & Leasing—0.3%
DAE Funding LLC 4.000%, 08/01/20 (144A) (a)	1,700,000	1,704,250
Park Aerospace Holdings, Ltd. 5.250%, 08/15/22 (144A)	1,000,000	1,024,900

		2,729,150

Total Corporate Bonds & Notes (Cost $302,368,814)		301,298,222

U.S. Treasury & Government Agencies—26.8%

Agency Sponsored Mortgage-Backed—16.6%
Fannie Mae 15 Yr. Pool
4.500%, 09/01/24	379,070	389,571
4.500%, 03/01/25	905,708	931,582
Fannie Mae ARM Pool
3.738%, 6M LIBOR + 1.152%, 03/01/28 (b)	7,258	7,364
3.746%, 6M LIBOR + 1.112%, 11/01/33 (b)	2,922	2,938
3.862%, 6M LIBOR + 1.138%, 11/01/33 (b)	4,203	4,246
4.036%, 1Y H15 + 2.161%, 07/01/33 (b)	23,297	23,884
4.103%, 6M LIBOR + 1.431%, 12/01/32 (b)	240,783	252,905
4.114%, 6M LIBOR + 1.413%, 11/01/34 (b)	5,256	5,390
4.125%, 12M LIBOR + 1.750%, 04/01/34 (b)	98,030	102,539
4.155%, 6M LIBOR + 1.435%, 02/01/36 (b)	40,710	41,874
4.165%, 6M LIBOR + 1.415%, 06/01/32 (b)	9,146	9,177
4.175%, 1Y H15 + 2.175%, 06/01/30 (b)	8,332	8,434

BHFTI-103

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae ARM Pool
4.175%, 1Y H15 + 1.675%, 11/01/32 (b)	10,305	$10,670
4.185%, 12M LIBOR + 1.810%, 04/01/35 (b)	382,059	401,113
4.198%, 1Y H15 + 2.198%, 06/01/33 (b)	22,653	22,944
4.210%, 6M LIBOR + 1.620%, 11/01/32 (b)	43,266	45,597
4.215%, 1Y H15 + 1.715%, 10/01/35 (b)	15,839	15,986
4.220%, 6M LIBOR + 1.546%, 12/01/34 (b)	30,098	31,083
4.231%, 6M LIBOR + 1.406%, 03/01/35 (b)	26,729	27,480
4.247%, 12M LIBOR + 1.497%, 07/01/33 (b)	40,807	42,751
4.254%, 12M LIBOR + 1.629%, 05/01/33 (b)	10,997	11,521
4.271%, 12M LIBOR + 1.521%, 07/01/33 (b)	32,173	33,513
4.275%, 1Y H15 + 2.010%, 06/01/25 (b)	40,827	41,347
4.275%, 12M LIBOR + 1.775%, 04/01/34 (b)	17,059	17,397
4.290%, 6M LIBOR + 1.415%, 09/01/32 (b)	11,907	12,123
4.292%, 1Y H15 + 1.925%, 08/01/29 (b)	3,275	3,394
4.295%, 6M LIBOR + 1.640%, 04/01/36 (b)	49,644	51,518
4.313%, 6M LIBOR + 1.548%, 09/01/35 (b)	16,385	16,924
4.315%, 1Y H15 + 2.065%, 12/01/25 (b)	9,124	9,191
4.329%, 6M LIBOR + 1.758%, 06/01/28 (b)	2,026	2,105
4.356%, 1Y H15 + 2.192%, 09/01/37 (b)	20,687	21,535
4.365%, 1Y H15 + 2.270%, 08/01/30 (b)	12,847	13,097
4.367%, 6M LIBOR + 1.570%, 11/01/35 (b)	75,888	77,999
4.373%, 1Y H15 + 1.998%, 10/01/32 (b)	12,054	12,568
4.378%, 1Y H15 + 2.161%, 03/01/30 (b)	894	918
4.391%, 6M LIBOR + 1.659%, 03/01/37 (b)	6,452	6,692
4.395%, 12M LIBOR + 1.645%, 09/01/39 (b)	2,441	2,531
4.399%, 1Y H15 + 2.149%, 08/01/33 (b)	46,908	48,728
4.401%, 1Y H15 + 1.895%, 02/01/25 (b)	51,738	52,780
4.436%, 1Y H15 + 1.686%, 03/01/33 (b)	996	1,012
4.436%, 1Y H15 + 2.293%, 09/01/33 (b)	1,643	1,671
4.437%, 1Y H15 + 2.223%, 07/01/35 (b)	22,244	23,405
4.441%, 6M LIBOR + 1.585%, 03/01/36 (b)	168,389	174,419
4.451%, 12M LIBOR + 1.701%, 08/01/37 (b)	12,660	13,265
4.458%, 12M LIBOR + 1.833%, 08/01/32 (b)	52,124	52,556
4.467%, 1Y H15 + 2.270%, 01/01/29 (b)	10,761	10,862
4.470%, 12M LIBOR + 1.720%, 08/01/35 (b)	131,309	137,645
4.485%, 1Y H15 + 2.198%, 11/01/35 (b)	2,108,641	2,209,830
4.486%, 12M LIBOR + 1.577%, 01/01/36 (b)	43,321	45,134
4.500%, 12M LIBOR + 1.750%, 02/01/36 (b)	6,589	6,848
4.500%, 12M LIBOR + 1.687%, 11/01/36 (b)	1,625,749	1,699,714
4.520%, 1Y H15 + 2.270%, 09/01/30 (b)	38,335	39,731
4.525%, 1Y H15 + 2.525%, 05/01/32 (b)	5,145	5,135
4.525%, 1Y H15 + 2.275%, 02/01/33 (b)	36,272	36,698
4.530%, 1Y H15 + 2.280%, 07/01/32 (b)	2,615	2,637
4.539%, 12M LIBOR + 1.826%, 09/01/37 (b)	2,902	3,054
4.540%, 1Y H15 + 2.290%, 08/01/32 (b)	45,990	47,595
4.545%, 12M LIBOR + 1.420%, 03/01/36 (b)	5,332	5,398
4.550%, 1Y H15 + 2.300%, 09/01/32 (b)	3,570	3,608
4.550%, 12M LIBOR + 1.550%, 02/01/44 (b)	28,828	29,843
4.555%, 1Y H15 + 2.055%, 01/01/20 (b)	5,220	5,233
4.557%, 12M LIBOR + 1.792%, 10/01/36 (b)	4,078	4,266
4.559%, 12M LIBOR + 1.684%, 12/01/32 (b)	5,580	5,752
4.565%, 1Y H15 + 2.082%, 07/01/33 (b)	40,030	41,570
4.575%, 12M LIBOR + 1.700%, 10/01/33 (b)	31,491	32,846
4.575%, 12M LIBOR + 1.690%, 11/01/35 (b)	25,360	26,520
4.582%, 12M LIBOR + 1.582%, 03/01/33 (b)	40,622	42,291

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae ARM Pool
4.598%, 12M LIBOR + 1.905%, 11/01/35 (b)	508,318	533,924
4.607%, 1Y H15 + 2.249%, 03/01/38 (b)	18,891	19,781
4.626%, 12M LIBOR + 1.810%, 04/01/40 (b)	4,362	4,570
4.640%, 12M LIBOR + 1.765%, 11/01/36 (b)	1,110	1,161
4.655%, 12M LIBOR + 1.530%, 02/01/33 (b)	34,268	34,720
4.655%, 12M LIBOR + 1.655%, 08/01/34 (b)	1,118	1,152
4.657%, 12M LIBOR + 1.709%, 09/01/35 (b)	2,426,806	2,540,512
4.665%, 1Y H15 + 2.130%, 04/01/27 (b)	3,286	3,431
4.675%, 1Y H15 + 2.284%, 01/01/32 (b)	4,334	4,479
4.710%, 12M LIBOR + 1.585%, 02/01/36 (b)	13,238	13,840
4.713%, 12M LIBOR + 1.713%, 02/01/32 (b)	69,538	70,000
4.716%, 12M LIBOR + 1.591%, 12/01/32 (b)	8,704	9,074
4.718%, 1Y H15 + 2.220%, 09/01/33 (b)	5,680	5,932
4.730%, 1Y H15 + 2.360%, 11/01/34 (b)	2,255,760	2,386,196
4.732%, 1Y H15 + 2.343%, 07/01/28 (b)	4,643	4,796
4.737%, 1Y H15 + 2.152%, 12/01/33 (b)	52,543	55,301
4.750%, 6M LIBOR + 2.250%, 10/01/33 (b)	49,101	49,901
4.760%, 1Y H15 + 2.510%, 08/01/35 (b)	5,965	6,123
4.773%, 1Y H15 + 2.223%, 09/01/36 (b)	806	849
4.778%, 12M LIBOR + 1.778%, 12/01/35 (b)	125,859	129,796
4.855%, 1Y H15 + 2.105%, 07/01/25 (b)	822	834
4.863%, 12M LIBOR + 1.814%, 03/01/36 (b)	12,777	13,503
4.875%, 6M LIBOR + 2.250%, 05/01/34 (b)	24,724	25,410
4.895%, 1Y H15 + 2.270%, 01/01/32 (b)	9,721	9,815
4.902%, 12M LIBOR + 1.777%, 03/01/37 (b)	3,778	3,945
4.910%, 1Y H15 + 2.285%, 02/01/35 (b)	33,006	34,726
4.963%, 12M LIBOR + 1.889%, 03/01/36 (b)	29,543	30,647
4.981%, 6M LIBOR + 2.106%, 09/01/33 (b)	24,565	25,763
4.982%, 1Y H15 + 2.310%, 04/01/36 (b)	3,860	4,089
4.998%, 6M LIBOR + 2.123%, 08/01/33 (b)	20,511	21,743
5.025%, 1Y H15 + 2.275%, 06/01/35 (b)	45,094	45,597
5.150%, 6M LIBOR + 2.275%, 08/01/32 (b)	26,266	26,761
Fannie Mae Connecticut Avenue Securities (CMO)
3.136%, 1M LIBOR + 0.650%, 05/25/30 (b)	873,420	872,534
3.136%, 1M LIBOR + 0.650%, 08/25/30 (b)	2,700,216	2,699,060
3.636%, 1M LIBOR + 1.150%, 09/25/29 (b)	757,918	760,093
3.786%, 1M LIBOR + 1.300%, 04/25/29 (b)	1,823,001	1,830,434
5.086%, 1M LIBOR + 2.600%, 05/25/24 (b)	5,720,000	5,996,719
5.386%, 1M LIBOR + 2.900%, 07/25/24 (b)	2,859,068	2,993,709
5.486%, 1M LIBOR + 3.000%, 07/25/24 (b)	6,513,513	6,914,708
6.036%, 1M LIBOR + 3.550%, 07/25/29 (b)	2,980,000	3,201,092
6.486%, 1M LIBOR + 4.000%, 05/25/25 (b)	6,489,245	6,987,245
6.736%, 1M LIBOR + 4.250%, 01/25/29 (b)	500,000	550,049
6.786%, 1M LIBOR + 4.300%, 02/25/25 (b)	5,146,836	5,611,317
7.036%, 1M LIBOR + 4.550%, 02/25/25 (b)	2,939,367	3,145,672
7.386%, 1M LIBOR + 4.900%, 11/25/24 (b)	4,743,964	5,324,688
7.486%, 1M LIBOR + 5.000%, 11/25/24 (b)	2,504,002	2,794,612
7.486%, 1M LIBOR + 5.000%, 07/25/25 (b)	7,289,273	8,069,690
7.736%, 1M LIBOR + 5.250%, 10/25/23 (b)	4,119,655	4,652,873
9.436%, 1M LIBOR + 6.950%, 08/25/28 (b)	3,722,355	4,307,039
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
3.186%, 1M LIBOR + 0.700%, 09/25/30 (b)	3,062,940	3,061,057
3.836%, 1M LIBOR + 1.350%, 03/25/29 (b)	250,000	252,177
4.336%, 1M LIBOR + 1.850%, 10/25/27 (b)	3,377,626	3,413,077
4.686%, 1M LIBOR + 2.200%, 02/25/24 (b)	518,217	527,030

BHFTI-104

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
4.686%, 1M LIBOR + 2.200%, 10/25/28 (b)	839,742	$844,062
4.736%, 1M LIBOR + 2.250%, 11/25/28 (b)	1,146,439	1,163,008
4.986%, 1M LIBOR + 2.500%, 03/25/30 (b)	2,000,000	2,048,110
5.086%, 1M LIBOR + 2.600%, 12/25/27 (b)	1,781,660	1,803,881
5.136%, 1M LIBOR + 2.650%, 03/25/28 (b)	2,014,711	2,041,666
5.236%, 1M LIBOR + 2.750%, 09/25/28 (b)	600,580	609,407
5.286%, 1M LIBOR + 2.800%, 05/25/28 (b)	2,239,023	2,283,345
5.336%, 1M LIBOR + 2.850%, 04/25/28 (b)	2,352,067	2,408,007
5.386%, 1M LIBOR + 2.900%, 07/25/28 (b)	252,495	256,881
5.736%, 1M LIBOR + 3.250%, 05/25/25 (b)	2,780,000	3,011,285
5.786%, 1M LIBOR + 3.300%, 10/25/27 (b)	3,160,000	3,462,964
6.036%, 1M LIBOR + 3.550%, 08/25/29 (b)	4,250,000	4,570,954
6.086%, 1M LIBOR + 3.600%, 04/25/24 (b)	1,400,000	1,511,610
6.236%, 1M LIBOR + 3.750%, 09/25/24 (b)	4,990,000	5,520,242
6.286%, 1M LIBOR + 3.800%, 03/25/25 (b)	5,375,803	5,664,557
6.386%, 1M LIBOR + 3.900%, 12/25/27 (b)	7,265,000	7,880,619
6.486%, 1M LIBOR + 4.000%, 08/25/24 (b)	346,546	375,258
6.586%, 1M LIBOR + 4.100%, 08/25/24 (b)	3,084,348	3,344,801
6.636%, 1M LIBOR + 4.150%, 01/25/25 (b)	6,036,766	6,456,235
7.036%, 1M LIBOR + 4.550%, 10/25/24 (b)	4,187,862	4,602,186
7.136%, 1M LIBOR + 4.650%, 10/25/28 (b)	4,100,000	4,576,150
7.186%, 1M LIBOR + 4.700%, 03/25/28 (b)	2,250,000	2,535,331
7.236%, 1M LIBOR + 4.750%, 10/25/24 (b)	1,556,831	1,725,993
7.636%, 1M LIBOR + 5.150%, 11/25/28 (b)	2,840,000	3,308,101
8.036%, 1M LIBOR + 5.550%, 07/25/28 (b)	5,750,000	6,763,992

		166,373,838

U.S. Treasury—10.2%
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/21 (f)	5,734,692	5,690,006
0.125%, 01/15/22 (a) (f)	16,680,750	16,550,244
1.375%, 01/15/20 (f)	11,208,742	11,302,000
1.875%, 07/15/19 (a) (f)	4,785,969	4,842,752
U.S. Treasury Notes
1.750%, 03/31/22	6,000,000	5,918,203
1.875%, 03/31/22	4,000,000	3,961,406
2.000%, 08/31/21 (a)	8,800,000	8,747,406
2.125%, 09/30/21	17,100,000	17,047,898
2.250%, 07/31/21 (a)	28,600,000	28,592,180

		102,652,095

Total U.S. Treasury & Government Agencies (Cost $271,840,069)		269,025,933

Asset-Backed Securities—20.8%

Asset-Backed - Credit Card—0.9%
American Express Credit Account Master Trust 2.100%, 09/15/22	4,200,000	4,171,692
Citibank Credit Card Issuance Trust 2.490%, 01/20/23	5,500,000	5,492,430

		9,664,122

Asset-Backed - Home Equity—0.2%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.846%, 1M LIBOR + 0.360%, 10/25/35 (b)	411,298	411,804
GSAA Home Equity Trust 3.431%, 1M LIBOR + 0.945%, 02/25/35 (b)	1,195,395	1,205,296
RAAC Trust 3.186%, 1M LIBOR + 0.700%, 03/25/34 (b)	226,113	221,141

		1,838,241

Asset-Backed - Other—19.7%
American Homes 4 Rent Trust 3.467%, 04/17/52 (144A)	2,351,151	2,379,056
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.311%, 1M LIBOR + 0.825%, 06/25/34 (b)	515,475	518,242
AMMC CLO, Ltd. 3.587%, 3M LIBOR +1.260%, 01/15/32 (144A) (b)	2,000,000	1,994,626
Atrium XII 3.591%, 3M LIBOR + 0.830%, 04/22/27 (144A) (b)	5,000,000	4,969,845
Atrium XIII 4.561%, 3M LIBOR + 1.800%, 11/21/30 (144A) (b)	1,000,000	958,493
Atrium XIV LLC 4.479%, 3M LIBOR + 1.700%, 08/23/30 (144A) (b)	300,000	297,814
Atrium XV 4.526%, 3M LIBOR + 1.750%, 01/23/31 (144A) (b)	1,000,000	994,290
Bain Capital Credit CLO
3.732%, 3M LIBOR + 0.960%, 04/23/31 (144A) (b)	1,500,000	1,471,542
3.922%, 3M LIBOR + 1.150%, 04/23/31 (144A) (b)	1,000,000	970,280
BCC Middle Market CLO LLC 4.911%, 3M LIBOR + 1.250%, 10/20/30 (144A) (b)	1,600,000	1,557,395
BlueMountain CLO, Ltd.
3.694%, 3M LIBOR + 1.050%, 11/20/28 (144A) (b)	860,714	856,292
4.165%, 3M LIBOR + 1.700%, 10/20/31 (144A) (b)	3,000,000	2,967,864
4.511%, 3M LIBOR + 1.750%, 10/20/30 (144A) (b)	3,000,000	2,976,975
4.541%, 3M LIBOR + 1.770%, 10/25/30 (144A) (b)	3,200,000	3,179,677
4.961%, 3M LIBOR + 2.200%, 10/20/30 (144A) (b)	600,000	582,294
4.971%, 3M LIBOR + 2.200%, 10/25/30 (144A) (b)	714,285	693,169
BlueMountain Fuji U.S. CLO, Ltd.
4.487%, 3M LIBOR + 1.700%, 01/15/30 (144A) (b)	2,000,000	1,921,224
4.911%, 3M LIBOR + 2.150%, 10/20/30 (144A) (b)	2,000,000	1,955,770
5.111%, 3M LIBOR + 2.350%, 07/20/29 (144A) (b)	600,000	596,624
Burnham Park Clo, Ltd. 4.261%, 3M LIBOR + 1.500%, 10/20/29 (144A) (b)	1,116,142	1,097,466
Carlyle Global Market Strategies CLO, Ltd.
4.211%, 3M LIBOR + 1.450%, 01/20/29 (144A) (b)	1,710,000	1,710,352
4.387%, 3M LIBOR + 1.600%, 07/15/30 (144A) (b)	2,000,000	1,972,024
Carlyle GMS Finance MM CLO LLC 4.987%, 3M LIBOR + 2.200%, 10/15/31 (144A) (b)	1,000,000	973,916
Carlyle U.S. CLO, Ltd.
4.561%, 3M LIBOR + 1.800%, 01/20/30 (144A) (b)	1,000,000	959,981
5.111%, 07/20/29 (144A)	500,000	497,472
5.161%, 3M LIBOR + 2.400%, 07/20/31 (144A) (b)	642,000	636,421
Catamaran CLO, Ltd. 5.730%, 3M LIBOR + 2.950%, 10/18/26 (144A) (b)	2,384,800	2,379,959
Centerline REIT, Inc. 5.040%, 09/21/45 (144A)	1,646,530	1,629,531

BHFTI-105

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Cole Park CLO, Ltd. 4.361%, 3M LIBOR + 1.600%, 10/20/28 (144A) (b)	857,143	$850,135
Colombia Cent CLO, Ltd. 4.090%, 3M LIBOR + 1.600%, 10/25/28 (144A) (b)	769,231	761,409
Cook Park CLO Ltd. 3.893%, 3M LIBOR + 1.120%, 04/17/30 (144A) (b)	1,500,000	1,452,496
Countrywide Asset-Backed Certificates 3.236%, 1M LIBOR + 0.750%, 03/25/34 (b)	180,466	181,099
Dryden 45 Senior Loan Fund
4.187%, 3M LIBOR + 1.400%, 10/15/30 (144A) (b)	3,000,000	2,989,080
4.487%, 3M LIBOR + 1.700%, 10/15/30 (144A) (b)	5,300,000	5,260,017
Dryden 49 Senior Loan Fund 5.130%, 3M LIBOR + 2.350%, 07/18/30 (144A) (b)	380,000	379,174
Dryden 50 Senior Loan Fund 5.037%, 3M LIBOR + 2.250%, 07/15/30 (144A) (b)	500,000	496,115
Dryden 53 CLO, Ltd.
4.187%, 3M LIBOR + 1.400%, 01/15/31 (144A) (b)	1,000,000	978,024
4.487%, 3M LIBOR + 1.700%, 01/15/31 (144A) (b)	1,000,000	954,050
Dryden 58 CLO, Ltd. 4.273%, 3M LIBOR + 1.500%, 07/17/31 (144A) (b)	750,000	732,690
Dryden 61 CLO, Ltd. 3.837%, 3M LIBOR + 1.400%, 01/17/32 (144A) (b)	1,500,000	1,475,190
Dryden 64 CLO, Ltd. 5.430%, 3M LIBOR + 2.650%, 04/18/31 (144A) (b)	400,000	379,415
Dryden 70 CLO, Ltd. 4.540%, 3M LIBOR + 1.700%, 01/16/32 (144A) (b)	280,290	278,644
Galaxy CLO, Ltd.
3.852%, 3M LIBOR + 1.200%, 11/22/31 (144A) (b)	1,371,841	1,361,552
4.352%, 3M LIBOR + 1.700%, 11/22/31 (144A) (b)	1,800,000	1,780,303
5.433%, 3M LIBOR + 2.750%, 05/16/31 (144A) (b)	250,000	237,668
GSAMP Trust 3.491%, 1M LIBOR + 1.005%, 06/25/35 (b)	146,146	146,149
Halcyon Loan Advisors Funding, Ltd. 4.561%, 3M LIBOR + 1.800%, 07/21/31 (144A) (b)	1,500,000	1,482,226
Highbridge Loan Management, Ltd.
4.136%, 3M LIBOR + 1.700%, 10/15/30 (144A) (b)	3,000,000	2,968,065
4.586%, 3M LIBOR + 2.150%, 10/15/30 (144A) (b)	600,000	580,732
Invitation Homes Trust
3.332%, 1M LIBOR + 0.850%, 12/17/36 (144A) (b)	5,670,274	5,645,428
3.482%, 1M LIBOR + 1.000%, 07/17/37 (144A) (b)	4,561,244	4,552,203
3.582%, 3M LIBOR + 1.100%, 01/17/38 (144A) (b)	1,578,816	1,587,718
LCM, Ltd.
3.967%, 3M LIBOR + 1.180%, 10/15/31 (144A) (b)	722,222	718,435
4.052%, 3M LIBOR + 1.600%, 10/20/30 (144A) (b)	500,000	493,014
4.211%, 3M LIBOR + 1.450%, 10/20/28 (144A) (b)	2,400,000	2,353,315
4.561%, 3M LIBOR + 1.800%, 01/20/31 (144A) (b)	1,000,000	964,343
Long Point Park CLO, Ltd. 4.473%, 3M LIBOR + 1.700%, 01/17/30 (144A) (b)	1,000,000	954,451
Madison Park Funding, Ltd.
4.161%, 3M LIBOR + 1.400%, 10/22/30 (144A) (b)	1,000,000	1,001,775
4.230%, 3M LIBOR + 1.450%, 10/18/30 (144A) (b)	6,304,544	6,245,723
4.461%, 3M LIBOR + 1.700%, 10/22/30 (144A) (b)	1,000,000	992,417
4.465%, 3M LIBOR + 1.700%, 07/27/30 (144A) (b)	1,600,000	1,588,608
4.530%, 3M LIBOR + 1.750%, 10/18/30 (144A) (b)	5,300,000	5,268,009
4.961%, 3M LIBOR + 2.200%, 10/22/30 (144A) (b)	750,000	737,719

Asset-Backed - Other—(Continued)
Madison Park Funding, Ltd.
5.115%, 3M LIBOR + 2.350%, 07/27/30 (144A) (b)	500,000	494,983
5.780%, 3M LIBOR + 3.000%, 10/18/30 (144A) (b)	900,000	881,018
Magnetite, Ltd.
3.900%, 3M LIBOR + 1.120%,, 10/18/31 (144A) (b)	2,000,000	1,989,162
4.380%, 3M LIBOR + 1.600%, 10/18/31 (144A) (b)	3,000,000	2,957,622
Mill City Mortgage Loan Trust
2.500%, 04/25/57 (144A) (b)	2,400,133	2,378,768
2.750%, 01/25/61 (144A) (b)	3,160,186	3,114,672
3.250%, 05/25/62 (144A) (b)	3,349,570	3,337,407
3.500%, 04/25/66 (144A)	3,240,000	3,227,732
Morgan Stanley ABS Capital I, Inc. Trust 3.221%, 1M LIBOR + 0.735%, 01/25/35 (b)	88,462	88,320
Neuberger Berman CLO XXII, Ltd. 4.423%, 3M LIBOR + 1.650%, 10/17/30 (144A) (b)	2,600,000	2,569,780
Neuberger Berman CLO, Ltd.
4.161%, 3M LIBOR + 1.400%, 10/21/30 (144A) (b)	1,700,000	1,672,615
4.387%, 3M LIBOR + 1.600%, 01/15/28 (144A) (b)	1,000,000	960,667
Neuberger Berman Loan Advisers CLO 27, Ltd. 4.487%, 3M LIBOR + 1.700%, 01/15/30 (144A) (b)	1,000,000	942,464
Neuberger Berman Loan Advisers CLO 32, Ltd.
4.457%, 3M LIBOR + 1.850% 01/19/32 (144A) (b)	400,000	399,583
5.257%, 3M LIBOR + 2.650%, 01/19/32 (144A) (b)	1,000,000	997,939
Octagon Investment Partners 18-R, Ltd. 5.479%, 3M LIBOR + 2.700%, 04/16/31 (144A) (b)	400,000	385,291
Octagon Investment Partners LLC 5.161%, 3M LIBOR + 2.400%, 07/20/30 (144A) (b)	126,643	126,386
Octagon Investment Partners, Ltd.
3.861%, 3M LIBOR + 1.100%, 01/20/31 (144A) (b)	600,000	594,550
4.229%, 3M LIBOR + 1.450%, 10/24/30 (144A) (b)	2,000,000	1,998,958
4.373%, 3M LIBOR + 1.600%, 07/17/30 (144A) (b)	1,000,000	986,237
Octagon Loan Funding, Ltd. 3.863%, 3M LIBOR + 1.180%, 11/18/31 (144A) (b)	1,000,000	995,694
Progress Residential Trust
2.740%, 06/12/32 (144A)	412,574	409,831
3.712%, 08/17/35 (144A)	1,210,000	1,229,591
Race Point X CLO, Ltd. 4.421%, 3M LIBOR + 1.650%, 07/25/31 (144A) (b)	250,000	246,194
TCI-Cent CLO, Ltd. 5.121%, 3M LIBOR + 2.350%, 07/25/30 (144A) (b)	254,559	250,296
TCI-Flatiron CLO, Ltd. 4.533%, 3M LIBOR + 1.850%, 11/17/30 (144A) (b)	500,000	476,123
Towd Point Mortgage Trust
2.250%, 04/25/56 (144A) (b)	4,032,193	3,967,294
2.250%, 07/25/56 (144A) (b)	5,783,861	5,670,415
2.500%, 10/25/56 (144A) (b)	1,979,415	1,945,024
2.750%, 10/25/56 (144A) (b)	5,426,275	5,366,512
2.750%, 04/25/57 (144A) (b)	5,643,626	5,586,189
2.750%, 06/25/57 (144A) (b)	4,527,765	4,454,679
3.000%, 03/25/54 (144A) (b)	537,457	534,011
3.000%, 01/25/58 (144A) (b)	1,188,422	1,176,195
3.000%, 06/25/58 (144A) (b)	3,424,155	3,387,254
3.086%, 1M LIBOR + 0.600%, 02/25/57 (144A) (b)	1,398,916	1,387,375
3.250%, 03/25/58 (144A) (b)	3,081,305	3,073,523
3.250%, 07/25/58 (144A) (b)	1,606,161	1,600,688
3.500%, 03/25/54 (144A) (b)	1,093,711	1,092,406

BHFTI-106

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Towd Point Mortgage Trust
3.500%, 02/25/55 (144A) (b)	1,389,893	$1,392,735
3.750%, 11/25/57 (144A) (b)	304,454	305,449
3.750%, 03/25/58 (144A) (b)	3,555,385	3,601,944
3.750%, 05/25/58 (144A) (b)	5,074,740	5,133,408
Voya CLO, Ltd.
3.741%, 3M LIBOR + 0.970%, 04/25/31 (144A) (b)	800,000	789,254
3.970%, 3M LIBOR + 1.190%, 10/18/31 (144A) (b)	1,200,000	1,192,504
4.180%, 3M LIBOR + 1.400%, 10/18/31 (144A) (b)	2,454,544	2,445,671
4.554%, 3M LIBOR + 1.850%, 01/15/32 (144A) (b)	474,026	469,077
5.111%, 3M LIBOR + 2.350%, 07/20/30 (144A) (b)	221,301	219,091
6.030%, 3M LIBOR + 3.250%, 10/18/31 (144A) (b)	849,057	838,030
Webster Park CLO, Ltd. 4.361%, 3M LIBOR + 1.600%, 07/20/30 (144A) (b)	2,000,000	1,972,326
West CLO, Ltd.
4.130%, 3M LIBOR + 1.350%, 07/18/26 (144A) (b)	1,230,000	1,221,859
4.630%, 3M LIBOR + 1.850%, 07/18/26 (144A) (b)	2,170,000	2,140,152

		197,200,933

Total Asset-Backed Securities (Cost $210,101,526)		208,703,296

Floating Rate Loans (g)—6.2%

Aerospace/Defense—0.0%
Trans Union LLC Term Loan A2, 4.243%, 1M LIBOR + 1.750%, 08/09/22	400,988	397,856

Air Freight & Logistics—0.1%
Global Tel*Link Corporation 2018 1st Lien Term Loan, 6.743%, 1M LIBOR + 4.250%, 11/29/25	862,197	858,964

Airlines—0.3%
Air Canada Term Loan B, 4.493%, 1M LIBOR + 2.000%, 10/06/23	24,610	24,579
Allegiant Travel Company Term Loan B, 7.233%, 3M LIBOR + 4.500%, 02/05/24	155,528	155,333
American Airlines, Inc.
1st Lien Term Loan, 4.517%, 1M LIBOR + 2.000%, 10/12/21	355,961	354,270
Term Loan B, 4.229%, 1M LIBOR + 1.750%, 06/27/25	2,500,000	2,429,168

		2,963,350

Auto Manufacturers—0.1%
Navistar International Corp. 1st Lien Term Loan B, 6.020%, 1M LIBOR + 3.500%, 11/06/24	838,441	837,037

Auto Parts & Equipment—0.0%
TI Group Automotive Systems LLC
Term Loan, 4.993%, 1M LIBOR + 2.500%, 06/30/22	73,071	72,127
Wand NewCo 3, Inc. 2019 1st Lien Term Loan, 1M LIBOR + 3.500%, 02/05/26	106,925	107,176

		179,303

Automobiles—0.2%
Thor Industries, Inc. Term Loan B, 6.313%, 1M LIBOR + 3.750%, 02/01/26	2,444,546	2,342,151

Chemicals—0.3%
Ashland, Inc. Term Loan B, 4.241%, 1M LIBOR + 1.750%, 05/17/24	2,633,268	2,627,506
Chemours Co. (The) Term Loan B, 4.250%, 1M LIBOR + 1.750%, 04/03/25	220,375	217,893

		2,845,399

Coal—0.1%
Bowie Resource Holdings LLC
1st Lien Term Loan, 8.379%, 3M LIBOR + 5.750%, 08/14/20	1,046,018	1,030,328
2nd Lien Delayed Draw Term Loan, 13.379%, 3M LIBOR + 10.750%, 02/16/21	371,429	353,786

		1,384,114

Commercial Services—0.7%
Avis Budget Car Rental LLC Term Loan B, 4.500%, 1M LIBOR + 2.000%, 02/13/25	1,171,137	1,147,349
Hertz Corp. (The) Term Loan B, 5.250%, 1M LIBOR + 2.750%, 06/30/23	1,640,050	1,612,375
LegalZoom.com, Inc. 2018 1st Lien Term Loan, 6.990%, 1M LIBOR + 4.500%, 11/21/24	308,367	308,752
Live Nation Entertainment, Inc. Term Loan B3, 4.250%, 1M LIBOR + 1.750%, 10/31/23	355,466	354,278
Onsite Rental Group Pty, Ltd.
Term Loan, 6.100%, 10/26/23	882,507	683,943
Term Loan B, 6.990%, 1M LIBOR + 4.500%, 10/26/22	645,477	635,795
United Rentals North America, Inc. Term Loan B, 4.243%, 1M LIBOR + 1.750%, 10/31/25	1,412,156	1,408,626
WEX, Inc. Term Loan B2, 4.743%, 1M LIBOR + 2.250%, 06/30/23	1,268,923	1,260,040

		7,411,158

Diversified Financial Services—0.1%
Doncasters Finance U.S. LLC Term Loan, 6.303%, 3M LIBOR + 3.500%, 04/09/20	710,768	633,472

Electric—0.1%
EFS Cogen Holdings I LLC Term Loan B, 5.980%, 3M LIBOR + 3.250%, 06/28/23	103,245	102,587
NRG Energy, Inc. Term Loan B, 4.243%, 1M LIBOR + 1.750%, 06/30/23	1,278,887	1,266,598

		1,369,185

Entertainment—0.3%
Greektown Holdings LLC Term Loan B, 5.243%, 1M LIBOR + 2.750%, 04/25/24	2,852,478	2,852,478

BHFTI-107

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Floating Rate Loans (g)—(Continued)

Security Description	Principal Amount*	Value

Food—0.5%
Aramark Services, Inc. Term Loan B3, 4.243%, 1M LIBOR + 1.750%, 03/11/25	179,822	$178,697
JBS USA LLC Term Loan B, 5.256%, 1M LIBOR + 2.500%, 10/30/22	4,302,768	4,276,951
Post Holdings, Inc. Incremental Term Loan, 4.490%, 1M LIBOR + 2.000%, 05/24/24	656,391	652,289

		5,107,937

Healthcare-Services—0.3%
DaVita, Inc. Term Loan B, 5.243%, 1M LIBOR + 2.750%, 06/24/21	1,401,606	1,403,131
HCA, Inc. Term Loan B11, 4.243%, 1M LIBOR + 1.750%, 03/17/23	616,715	616,619
U.S. Renal Care, Inc. Term Loan B, 7.053%, 3M LIBOR + 4.250%, 12/30/22	1,238,133	1,237,050

		3,256,800

Hotels, Restaurants & Leisure—0.1%
Eldorado Resorts LLC Term Loan B, 4.868%, 2M LIBOR + 2.250%, 04/17/24	661,481	654,866
Las Vegas Sands LLC Term Loan B, 4.243%, 1M LIBOR + 1.750%, 03/27/25	495,000	486,956

		1,141,822

Leisure Time—0.1%
Aristocrat Technologies, Inc. 1st Lien Term Loan, 4.526%, 3M LIBOR + 1.750%, 10/19/24	787,182	773,578

Life Sciences Tools & Services—0.1%
Syneos Health, Inc. Term Loan B, 4.493%, 1M LIBOR + 2.000%, 08/01/24	1,371,797	1,363,713

Machinery—0.1%
Altra Industrial Motion Corp. Term Loan B, 4.493%, 1M LIBOR + 2.000%, 10/01/25	614,517	605,811
Harsco Corp. Term Loan B1, 4.750%, 1M LIBOR + 2.250%, 12/06/24	192,171	191,750

		797,561

Media—0.6%
AMC Entertainment Holdings, Inc.
Term Loan, 4.739%, 1M LIBOR + 2.250%, 12/15/22	1,274,160	1,271,970
Term Loan B, 4.739%, 1M LIBOR + 2.250%, 12/15/23	421,017	420,293
Gray Television, Inc.
Term Loan B, 4.764%, 1M LIBOR + 2.250%, 02/07/24	390,910	386,862
Term Loan C, 5.014%, 1M LIBOR + 2.500%, 01/02/26	377,814	374,391
Lions Gate Capital Holdings LLC Term Loan A, 4.493%, 1M LIBOR + 2.000%, 03/22/23	213,097	210,700
Mediacom Illinois LLC Term Loan N, 4.170%, 1W LIBOR + 1.750%, 02/15/24	2,096,832	2,073,242
Mission Broadcasting, Inc.
Term Loan B3, 4.759%, 1M LIBOR + 2.250%, 01/17/24	250,567	245,242

Media—(Continued)
Nexstar Broadcasting, Inc. Term Loan B3, 4.743%, 3M LIBOR + 2.250%, 01/17/24	1,361,434	1,332,503

		6,315,203

Oil & Gas—0.5%
Fieldwood Energy LLC 1st Lien TL, 7.743%, 1M LIBOR + 5.250%, 04/11/22	3,636,576	3,488,385
Oxbow Carbon LLC
1st Lien Term Loan B, 5.993%, 1M LIBOR + 3.500%, 01/04/23	450,000	451,687
Term Loan A, 4.743%, 1M LIBOR + 2.250%, 01/04/22	770,000	766,150

		4,706,222

Oil & Gas Services—0.1%
Navios Maritime Midstream Partners L.P. Term Loan B, 7.300%, 3M LIBOR + 4.500%, 06/18/20	837,462	780,236

Packaging & Containers—0.1%
Crown Americas LLC Term Loan B, 4.489%, 1M LIBOR + 2.000%, 04/03/25	502,736	504,700

Pharmaceuticals—0.2%
Bausch Health Companies, Inc. Term Loan B, 5.262%, 1M LIBOR + 2.750%, 11/27/25	950,000	940,500
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 6.750%, 1M LIBOR + 4.250%, 04/29/24	377,428	371,884
Valeant Pharmaceuticals International, Inc. Term Loan B, 5.512%, 1M LIBOR + 3.000%, 06/02/25	199,921	198,708

		1,511,092

Retail—0.5%
Ascena Retail Group, Inc. Term Loan B, 7.000%, 1M LIBOR + 4.500%, 08/21/22	1,956,820	1,714,663
General Nutrition Centers, Inc. Term Loan B, 12.052%, 3M LIBOR + 8.750%, 03/04/21	600,851	583,202
Harbor Freight Tools USA, Inc. Term Loan B, 4.993%, 1M LIBOR + 2.500%, 08/18/23	2,054,141	2,011,347
Smart & Final Stores LLC 1st Lien Term Loan, 6.129%, 3M LIBOR + 3.500%, 11/15/22	628,686	602,490

		4,911,702

Semiconductors—0.2%
MKS Instruments, Inc.
Term Loan B4, 4.493%, 1M LIBOR + 2.000%, 05/01/23	99,194	99,194
Term Loan B5, 4.759%, 1M LIBOR + 2.250%, 02/02/26	199,984	200,025
ON Semiconductor Corp. 1st Lien Term Loan B, 4.243%, 1M LIBOR + 1.750%, 03/31/23	1,116,035	1,106,270

		1,405,489

BHFTI-108

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Floating Rate Loans (g)—(Continued)

Security Description	Principal Amount*	Value

Software—0.2%
IQVIA, Inc.
Term Loan B2, 4.803%, 3M LIBOR + 2.000%, 01/17/25	1,789,830	$1,785,131
Term Loan B3, 4.243%, 1M LIBOR + 1.750%, 06/11/25	522,607	514,931

		2,300,062

Telecommunications—0.3%
CommScope, Inc.
2019 Term Loan B, 04/06/26 (h)	761,843	763,458
Term Loan B5, 4.493%, 1M LIBOR + 2.000%, 12/29/22	523,255	523,255
CSC Holdings LLC 1st Lien Term Loan, 4.739%, 1M LIBOR + 2.250%, 07/17/25	1,778,435	1,732,195

		3,018,908

Total Floating Rate Loans (Cost $63,004,105)		61,969,492

Mortgage-Backed Securities—5.0%

Collateralized Mortgage Obligations—3.0%
Adjustable Rate Mortgage Trust 4.500%, 02/25/35 (b)	1,328,061	1,319,561
American Home Mortgage Investment Trust 4.312%, 6M LIBOR + 1.500%, 10/25/34 (b)	692,966	685,343
Bellemeade Re, Ltd. 4.086%, 1M LIBOR + 1.600%, 04/25/28 (144A) (b)	2,460,000	2,469,969
CHL Mortgage Pass-Through Trust 3.592%, 07/25/34 (b)	435,430	435,124
CIM Trust 4.000%, 08/25/48 (144A) (b)	3,215,927	3,263,638
Credit Suisse First Boston Mortgage Securities Corp. 5.000%, 09/25/19	57,915	55,054
Flagstar Mortgage Trust 4.000%, 10/25/48 (144A) (b)	3,387,758	3,444,040
Impac Secured Assets Corp. 3.251%, 1M LIBOR + 0.765%, 02/25/35 (b)	233,025	233,835
MASTR Alternative Loan Trust
5.000%, 02/25/18	10,200	10,531
5.000%, 08/25/18	10,175	10,150
5.443%, 11/25/19 (b)	25,243	25,233
5.500%, 04/25/19	277	276
Merrill Lynch Mortgage Investors Trust 3.226%, 1M LIBOR + 0.740%, 03/25/28 (b)	354,160	348,854
New York Mortgage Trust 3.161%, 1M LIBOR + 0.675%, 02/25/36 (b)	220,616	203,354
OBX Trust 3.136%, 1M LIBOR + 0.650%, 06/25/57 (144A) (b)	1,589,962	1,578,355
Radnor RE, Ltd. 3.886%, 1M LIBOR + 1.400%, 03/25/28 (144A) (b)	2,370,000	2,365,486
Sequoia Mortgage Trust
3.128%, 1M LIBOR + 0.640%, 11/20/34 (b)	278,918	275,264
3.500%, 08/25/46 (144A) (b)	3,867,232	3,868,417
Structured Adjustable Rate Mortgage Loan Trust
2.926%, 1M LIBOR + 0.440%, 08/25/35 (b)	412,431	409,381

Collateralized Mortgage Obligations—(Continued)
Structured Adjustable Rate Mortgage Loan Trust
4.596%, 09/25/34 (b)	1,115,822	1,125,517
Structured Asset Mortgage Investments Trust 3.182%, 1M LIBOR + 0.700%, 02/19/35 (b)	589,606	565,907
WaMu Mortgage Pass-Through Certificates Trust
2.816%, 1M LIBOR + 0.330%, 01/25/45 (b)	1,890,871	1,895,779
2.946%, 1M LIBOR + 0.460%, 04/25/45 (b)	1,414,209	1,420,704
3.066%, 1M LIBOR + 0.580%, 07/25/45 (b)	802,329	797,032
Wells Fargo Mortgage Backed Securities Trust
3.500%, 07/25/47 (144A) (b)	2,236,119	2,242,202
4.796%, 06/25/35 (b)	404,668	409,276
5.083%, 02/25/35 (b)	560,303	575,639

		30,033,921

Commercial Mortgage-Backed Securities—2.0%
BAMLL Commercial Mortgage Securities Trust 2.959%, 12/10/30 (144A)	1,940,000	1,960,455
BANK 0.520%, 08/15/61 (b) (i)	42,106,306	1,479,203
BX Commercial Mortgage Trust 3.234%, 1M LIBOR + 0.750%, 11/15/35 (144A) (b)	2,118,019	2,112,715
Citigroup Commercial Mortgage Trust 5.482%, 10/15/49	230,173	222,405
Commercial Mortgage Trust 3.611%, 08/10/49 (144A) (b)	1,220,000	1,266,009
Core Industrial Trust 3.040%, 02/10/34 (144A)	5,303,073	5,339,017
GE Commercial Mortgage Corp. Trust 5.439%, 12/10/49 (b)	374,552	329,578
Greenwich Capital Commercial Mortgage Trust
5.614%, 07/10/38 (b)	1,281,736	1,179,574
Morgan Stanley Capital I Trust 5.033%, 09/15/47 (144A) (b)	1,398,585	1,433,525
OBP Depositor LLC Trust 4.646%, 07/15/45 (144A)	2,250,000	2,277,253
Wells Fargo Commercial Mortgage Trust 2.399%, 11/15/49	2,692,000	2,666,084

		20,265,818

Total Mortgage-Backed Securities (Cost $49,989,270)		50,299,739

Foreign Government—1.4%

Banks—0.3%
Korea Development Bank (The) 3.375%, 03/12/23 (a)	2,700,000	2,754,397

Sovereign—1.1%
Brazil Notas do Tesouro Nacional 10.000%, 01/01/21 (BRL)	2,800,000	747,488
Export-Import Bank of China (The) 2.500%, 07/31/19 (144A)	4,000,000	3,994,357
Export-Import Bank of Korea 2.250%, 01/21/20	5,000,000	4,982,110

BHFTI-109

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Foreign Government—(Continued)

Security Description	Shares/ Principal Amount*	Value

Sovereign—(Continued)
Indonesia Treasury Bond 8.250%, 07/15/21 (IDR)	16,800,000,000	$1,216,006

		10,939,961

Total Foreign Government (Cost $13,646,466)		13,694,358

Municipals—1.0%
Industry Public Facilities Authority, Tax Allocation Revenue 3.389%, 01/01/20	3,525,000	3,538,571
San Jose Redevelopment Agency Successor Agency, Tax Allocation Revenue
2.480%, 08/01/21	650,000	649,610
2.630%, 08/01/22	2,165,000	2,169,828
Commonwealth of Pennsylvania, General Obligation, Ltd. 5.000%, 01/15/20	2,800,000	2,874,452
State of Texas, General Obligation Unlimited 5.000%, 04/01/21	1,185,000	1,265,094

Total Municipals (Cost $10,768,884)		10,497,555

Mutual Fund—0.7%

Investment Company Security—0.7%
Invesco Senior Loan ETF (a) (Cost $6,936,939)	300,000	6,792,000

Common Stocks—0.1%

Diversified Financial Services—0.0%
Remington Outdoor Co., Inc (e) (j)	72,031	70,230

Oil, Gas & Consumable Fuels—0.0%
Halcon Resources Corp. (a) (j)	65,445	88,351
Riviera Resources Inc (j)	2,964	41,466
Roan Resources, Inc. (j)	2,964	18,110

		147,927

Paper & Forest Products—0.1%
Appvion,Inc. (e) (j) (k) (l)	38,739	366,010
Verso Corp. - Class A (j)	1,665	35,664

		401,674

Retail—0.0%
KSouth Africa, Ltd. (e) (j) (k) (l)	8,217,950	82,180
KSouth Africa, Ltd. (e) (j) (k) (l)	817,800	8,178

		90,358

Total Common Stocks (Cost $6,105,989)		710,189

Warrant—0.0%
Security Description	Shares/ Principal Amount*	Value

Oil, Gas & Consumable Fuels—0.0%
Halcon Resources Corp., Expires 09/09/20 (j)	5,835	58

Paper & Forest Products—0.0%
Verso Corp., Expires 07/25/23 (j)	175	744

Total Warrants (Cost $0)		802

Short-Term Investments—7.3%

Discount Note—5.6%
Federal Home Loan Bank Zero Coupon, 04/01/19	55,995,000	55,995,000

Repurchase Agreement—1.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $17,374,322; collateralized by U.S. Treasury Note at 2.125%, maturing 09/30/21, with a market value of $17,720,398.	17,372,585	17,372,585

Total Short-Term Investments (Cost $73,367,585)		73,367,585

Securities Lending Reinvestments (m)—9.8%

Certificates of Deposit—5.1%
ABN AMRO Bank NV Zero Coupon, 07/05/19	1,982,465	1,986,040
Banco Del Estado De Chile New York 2.838%, 1M LIBOR + 0.350%, 05/20/19 (b)	1,000,000	1,000,355
BNP Paribas S.A. New York 2.624%, 1M LIBOR + 0.140%, 09/16/19 (b)	2,000,000	1,999,988
Canadian Imperial Bank of Commerce 2.752%, 1M LIBOR + 0.270%, 07/19/19 (b)	1,000,000	1,000,611
Commonwealth Bank of Australia 2.901%, 3M LIBOR + 0.140%, 04/23/19 (b)	1,000,000	1,000,246
Credit Agricole S.A. 2.698%, 1M LIBOR + 0.210%, 12/20/19 (b)	1,000,000	1,000,052
HSBC Bank USA, N.A. 2.738%, 3M LIBOR + 0.000%, 08/05/19 (b)	2,000,000	1,999,820
Industrial & Commercial Bank of China, Ltd. 2.710%, 05/21/19	2,000,000	2,000,168
KBC Bank NV Zero Coupon, 04/23/19	1,986,293	1,997,160
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 04/16/19	2,979,294	2,996,340
Zero Coupon, 05/08/19	1,986,147	1,994,420
Mizuho Bank, Ltd. Zero Coupon, 05/28/19	1,986,742	1,991,695
Mizuho Bank, Ltd., New York 2.789%, 1M LIBOR + 0.300%, 05/01/19 (b)	2,000,000	2,000,394
Nationwide Building Society Zero Coupon, 06/24/19	2,972,276	2,981,067

BHFTI-110

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (m)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Natixis New York
2.910%, SOFR + 0.480%, 06/12/19 (b)	1,000,000	$1,000,000
2.937%, 3M LIBOR + 0.150%, 10/15/19 (b)	1,000,000	1,000,633
Nordea Bank New York 2.750%, 06/17/19	1,000,000	1,000,378
Shizuoka Bank, Ltd. 2.600%, 05/07/19	2,000,000	2,000,090
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (b)	1,000,000	1,000,066
Societe Generale
2.863%, 3M LIBOR + 0.200%, 08/21/19 (b)	2,002,308	2,001,136
2.899%, 3M LIBOR + 0.160%, 05/07/19 (b)	2,000,000	2,000,504
Standard Chartered plc
2.660%, 08/23/19	1,000,000	1,000,178
3.009%, 3M LIBOR + 0.230%, 04/24/19 (b)	2,000,000	2,000,248
Sumitomo Mitsui Banking Corp. 2.683%, 1M LIBOR + 0.190%, 04/11/19 (b)	2,000,000	2,000,076
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 05/20/19	990,567	996,380
2.600%, 07/05/19	3,000,000	3,000,153
Svenska Handelsbanken AB
2.851%, 3M LIBOR + 0.100%, 04/30/19 (b)	1,000,000	1,000,270
2.873%, 1M LIBOR + 0.380%, 12/10/19 (b)	1,000,000	1,001,758
Wells Fargo Bank N.A. 2.939%, 3M LIBOR + 0.140%, 07/11/19 (b)	1,500,000	1,499,882
Westpac Banking Corp. 2.710%, FEDEFF PRV + 0.300%, 02/14/20 (b)	3,000,000	2,999,983

		51,450,091

Commercial Paper—1.4%
Bank of China, Ltd. 2.890%, 04/17/19	1,985,550	1,997,158
Barton Capital S.A. 2.650%, 05/02/19	993,375	997,580
China Construction Bank Corp. 2.840%, 04/29/19	992,584	997,790
First Abu Dhabi Bank 2.750%, 04/16/19	993,125	998,743
HSBC Bank plc 2.819%, 1M LIBOR + 0.320%, 07/30/19 (b)	2,000,000	2,000,000
ING Funding LLC 2.778%, 3M LIBOR + 0.040%, 11/04/19 (b)	2,000,000	2,000,278
LMA S.A. & LMA Americas, Corp. 2.750%, 08/05/19	2,465,243	2,476,255
Matchpoint Finance plc 2.450%, 04/01/19	999,796	999,781
Royal Bank of Canada 2.957%, 3M LIBOR + 0.160%, 01/14/20 (b)	1,000,000	1,001,045
Toronto-Dominion Bank 2.832%, 1M LIBOR + 0.350%, 11/05/19 (b)	1,000,000	1,001,396

		14,470,026

Repurchase Agreements—2.4%
Barclays Capital, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $1,512,030; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 01/15/22 - 11/15/46, and an aggregate market value of $1,541,944.	1,511,709	1,511,709
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $600,122; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $612,000.	600,000	600,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $600,140; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $612,000.	600,000	600,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $500,104; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $510,000.	500,000	500,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $1,000,229; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $6,304,342; collateralized by various Common Stock with an aggregate market value of $6,600,004.	6,000,000	6,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $1,007,924; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $1,071,356.	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 03/16/18 at 2.510%, due on 04/01/19 with a maturity value of $3,182,349; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $3,447,825.	3,100,000	3,100,000
Repurchase Agreement dated 03/21/18 at 2.510%, due on 04/01/19 with a maturity value of $3,078,647; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $3,336,605.	3,000,000	3,000,000

BHFTI-111

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (m)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/15/18 at 2.510%, due on 04/01/19 with a maturity value of $2,346,505; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $2,558,064.	2,300,000	$2,300,000
Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $1,100,543; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $1,223,422.	1,100,000	1,100,000
Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $2,901,432; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $3,225,385.	2,900,000	2,900,000

		23,611,709

Time Deposits—0.9%
Australia & New Zealand Banking Group, Ltd. 2.450%, 04/01/19	1,000,000	1,000,000
Den Norske Bank 2.360%, 04/01/19	1,000,000	1,000,000
DNB Bank ASA 2.350%, 04/01/19	2,000,000	2,000,000
DZ Bank AG New York 2.430%, 04/01/19	1,000,000	1,000,000
Natixis New York 2.400%, 04/01/19	2,000,000	2,000,000
Nordea Bank New York 2.350%, 04/01/19	1,000,000	1,000,000
Svenska, New York 2.360%, 04/01/19	1,000,000	1,000,000

		9,000,000

Total Securities Lending Reinvestments (Cost $98,523,710)		98,531,826

Total Investments—109.1% (Cost $1,106,653,357)		1,094,890,997
Other assets and liabilities (net)—(9.1)%		(91,626,057)

Net Assets—100.0%		$1,003,264,940

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $93,887,724 and the collateral received consisted of cash in the amount of $98,427,474 and non-cash collateral with a value of $184,409. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2019, the market value of restricted securities was $6,304, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Illiquid security. As of March 31, 2019, these securities represent 0.1% of net assets.
(f)	Principal amount of security is adjusted for inflation.
(g)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(h)	This loan will settle after March 31, 2019, at which time the interest rate will be determined.
(i)	Interest only security.
(j)	Non-income producing security.
(k)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2019, these securities represent 0.1% of net assets.
(l)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(m)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2019, the market value of 144A securities was $313,038,788, which is 31.2% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
KSouth Africa, Ltd., 25.000%, 12/31/22	12/22/16-12/31/18	$137,555	$137,555	$5,502
KSouth Africa, Ltd., 3.000%, 12/31/22	04/15/13-12/31/18	641,699	1,301,761	802

				$6,304

BHFTI-112

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	810,000	JPMC	04/11/19	USD	191,943	$14,799
INR	51,540,000	DBAG	06/21/19	USD	711,977	24,477
INR	61,400,000	JPMC	06/21/19	USD	846,079	31,264
MXN	46,640,000	JPMC	06/21/19	USD	2,403,566	(31,191)
MXN	17,650,000	JPMC	08/08/19	USD	898,951	(7,746)
PHP	23,500,000	JPMC	04/11/19	USD	449,245	(2,165)
PLN	3,130,000	JPMC	09/18/19	USD	823,461	(4,112)
SEK	6,630,000	JPMC	09/18/19	USD	712,777	9,254

Contracts to Deliver
AUD	1,440,000	JPMC	04/11/19	USD	1,020,665	(2,004)
CAD	1,320,000	JPMC	09/18/19	USD	987,196	(4,426)
CNH	7,130,000	JPMC	04/11/19	USD	1,017,917	(42,625)
CNH	1,070,000	JPMC	04/11/19	USD	157,446	(1,710)
EUR	253,765	BBP	09/18/19	USD	289,947	1,258
EUR	322,067	CBNA	09/18/19	USD	367,849	1,458
EUR	491,294	DBAG	09/18/19	USD	560,920	2,012
EUR	2,813,000	GSBU	09/18/19	USD	3,212,587	12,450
EUR	2,229,918	JPMC	09/18/19	USD	2,546,677	9,870
INR	51,540,000	DBAG	06/21/19	USD	733,561	(2,893)
INR	50,100,000	JPMC	06/21/19	USD	716,995	1,117
INR	11,300,000	JPMC	06/21/19	USD	161,095	(371)
KRW	1,155,000,000	JPMC	04/11/19	USD	1,020,994	3,197
PHP	23,500,000	JPMC	04/11/19	USD	427,001	(20,079)

Net Unrealized Depreciation						$(8,166)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Canada Government Bond 10 Year Futures	06/19/19	31	CAD	4,310,240	$63,518
U.S. Treasury Note 2 Year Futures	06/28/19	980	USD	208,831,875	727,680

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	06/19/19	(102)	USD	(12,670,313)	(170,671)
U.S. Treasury Note 5 Year Futures	06/28/19	(262)	USD	(30,346,969)	(258,239)

Net Unrealized Appreciation					$362,288

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation
Pay	3M LIBOR	Quarterly	3.000%	Semi-Annually	09/18/21	USD	77,050,000	$1,081,751	$757,341	$324,410
Receive	12M CPURNSA	Maturity	1.960%	Maturity	08/31/24	USD	10,800,000	34,661	—	34,661

Totals								$1,116,412	$757,341	$359,071

BHFTI-113

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.EM.30	1.000%	Quarterly	12/20/23	1.824%	USD	4,900,000	$(172,856)	$(198,813)	$25,957
CDX.NA.HY.24	5.000%	Quarterly	06/20/20	1.325%	USD	8,509,500	341,658	246,271	95,387
CDX.NA.IG.31	1.000%	Quarterly	12/20/21	0.277%	USD	20,000,000	383,789	297,458	86,331

Totals							$552,591	$344,916	$207,675

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate		Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc. 7.150%, due 09/15/20	(5.000%	)	Quarterly	06/20/24	JPMC	1.487%	USD	3,600,000	$(604,004)	$(595,972)	$(8,032)
Dish DBS Corp. 6.750%, due 06/01/21	(5.000%	)	Quarterly	06/20/21	JPMC	1.912%	USD	1,620,000	(107,020)	(86,382)	(20,638)
Italy Government International Bond 6.875%, due 09/27/23	(1.000%	)	Quarterly	06/20/23	BBP	1.840%	USD	1,600,000	52,105	17,133	34,972
Nabors Industries, Inc. 5.500%, due 01/15/23	(1.000%	)	Quarterly	12/20/21	CBNA	2.438%	USD	875,000	32,397	30,291	2,106
Nabors Industries, Inc. 5.500%, due 01/15/23	(1.000%	)	Quarterly	12/20/21	CBNA	2.438%	USD	575,000	21,289	30,048	(8,759)
Nabors Industries, Inc. 5.500%, due 01/15/23	(1.000%	)	Quarterly	12/20/21	CBNA	2.438%	USD	425,000	15,736	14,243	1,493
Navient Corp. 5.500%, due 01/25/23	(5.000%	)	Quarterly	03/20/20	JPMC	0.499%	USD	500,000	(21,876)	(37,952)	16,076
Republic of Turkey 11.875%, due 01/15/30	(1.000%	)	Quarterly	12/20/19	BBP	3.308%	USD	366,667	6,077	22,801	(16,724)
Republic of Turkey 11.875%, due 01/15/30	(1.000%	)	Quarterly	12/20/23	BBP	4.173%	USD	735,000	93,542	86,098	7,444

Totals									$(511,754)	$(519,692)	$7,938

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Tower Corp. 3.300%, due 02/15/21	1.000%	Quarterly	06/20/21	GSBU	0.989%	USD	2,700,000	$619	$(12,706)	$13,325
Dish DBS Corp. 6.750%, due 06/01/21	5.000%	Quarterly	06/20/23	JPMC	4.909%	USD	1,620,000	5,413	(14,184)	19,597
Goldman Sachs Group, Inc. 2.908%, due 06/05/23	1.000%	Quarterly	06/20/24	JPMC	0.685%	USD	3,600,000	55,337	52,000	3,337
Italy Government International Bond 6.875%, due 09/27/23	1.000%	Quarterly	06/20/23	BBP	1.840%	USD	1,600,000	(52,105)	(75,132)	23,027
Morgan Stanley 3.750%, due 02/25/23	1.000%	Quarterly	06/20/24	JPMC	0.843%	USD	3,600,000	27,461	25,833	1,628
Nabors Industries, Inc. 5.500%, due 01/15/23	1.000%	Quarterly	12/20/23	CBNA	4.296%	USD	425,000	(56,817)	(55,489)	(1,328)
Nabors Industries, Inc. 5.500%, due 01/15/23	1.000%	Quarterly	12/20/23	CBNA	4.296%	USD	575,000	(76,870)	(93,255)	16,385
Nabors Industries, Inc. 5.500%, due 01/15/23	1.000%	Quarterly	12/20/23	CBNA	4.296%	USD	875,000	(116,976)	(116,833)	(143)
Republic of Argentina 7.500%, due 04/22/26	5.000%	Quarterly	06/20/23	CBNA	7.850%	USD	540,000	(50,807)	12,097	(62,904)

BHFTI-114

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Republic of Argentina 7.500%, due 04/22/26	5.000%	Quarterly	06/20/23	CBNA	7.850%	USD	750,000	$(70,564)	$(18,743)	$(51,821)
Republic of Argentina 7.500%, due 04/22/26	5.000%	Quarterly	12/20/23	CBNA	7.835%	USD	750,000	(76,249)	(40,188)	(36,061)
Republic of Colombia 10.375%, due 01/28/33	1.000%	Quarterly	06/20/24	CBNA	1.083%	USD	2,275,000	(9,131)	(21,655)	12,524
Republic of Indonesia 5.875%, due 03/13/20	1.000%	Quarterly	06/20/24	CBNA	1.034%	USD	2,275,000	(3,717)	(7,758)	4,041
United Mexican States 4.150%, due 03/28/27	1.000%	Quarterly	06/20/24	JPMC	1.202%	USD	2,650,000	(25,894)	(46,085)	20,191
Vietnam Government International Bond 6.750%, due 01/29/20	1.000%	Quarterly	06/20/24	BBP	1.317%	USD	1,750,000	$(26,607)	(28,468)	1,861

Totals								$(476,907)	$(440,566)	$(36,341)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation*	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Received	Unrealized Appreciation
Bespoke Cambridge 0-3% CDX Tranche	1.000%	Quarterly	12/20/19	CBNA	15.458%	USD	1,100,000	$(117,004)	$(174,900)	$57,896
Bespoke June 0-3% CDX Equity Tranche	0.000%	Quarterly	09/20/20	CBNA	15.416%	USD	450,000	(77,847)	(91,918)	14,071
Bespoke Lisbon 0-3% CDX Tranche	1.000%	Quarterly	06/20/19	CBNA	14.134%	USD	570,000	(18,212)	(153,900)	135,688
Bespoke Lisbon 3-7% CDX Tranche	0.790%	Quarterly	06/20/19	CBNA	0.358%	USD	1,700,000	1,678	—	1,678
Bespoke Palma 5-7% CDX Tranche	2.300%	Quarterly	06/20/21	CBNA	1.777%	USD	1,380,000	15,666	—	15,666
Bespoke Singapore 0-3% CDX Tranche	0.000%	Quarterly	06/20/20	CBNA	11.047%	USD	1,100,000	(140,134)	(188,662)	48,528
Bespoke Verona 0-3% CDX Tranche	1.000%	Quarterly	12/20/19	CBNA	13.260%	USD	900,000	(83,144)	(220,500)	137,356
Bespoke Verona 7-15% CDX Tranche	0.400%	Quarterly	12/20/19	CBNA	0.211%	USD	1,650,000	2,260	—	2,260

Totals								$(416,737)	$(829,880)	$413,143

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation(1)
Pay	3M LIBOR	Quarterly	06/20/19	CBNA	iBoxx USD Liquid High Yield Index	USD	5,400,000	$313,107	$—	$313,107
Pay	3M LIBOR	Quarterly	06/20/19	JPMC	iBoxx USD Liquid High Yield Index	USD	8,000,000	482,361	—	482,361

Totals								$795,468	$—	$795,468

OTC Cross-Currency Swaps

Receive	Pay	Maturity Date(#)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation(1)
Floating rate equal to 3M USD-LIBOR plus 2.870% based on the notional amount of currency delivered	Fixed rate equal to 2.500% based on the notional amount of currency received	05/04/21	CBNA	USD	697,200	EUR	600,000	$24,546	$—	$24,546

(#)	At the maturity date, the notional amount of the the currency received will be exchanged back for the notional amount of the currency delivered.
*	Represents a custom index comprised of a basket of underlying issues.

BHFTI-115

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNH)—	Chinese Renminbi
(EUR)—	Euro
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(USD)—	United States Dollar

Index Abbreviations

(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ICE)—	Intercontinental Exchange, Inc.
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

BHFTI-116

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$301,298,222	$—	$301,298,222
Total U.S. Treasury & Government Agencies*	—	269,025,933	—	269,025,933
Total Asset-Backed Securities*	—	208,703,296	—	208,703,296
Total Floating Rate Loans*	—	61,969,492	—	61,969,492
Total Mortgage-Backed Securities*	—	50,299,739	—	50,299,739
Total Foreign Government*	—	13,694,358	—	13,694,358
Total Municipals	—	10,497,555	—	10,497,555
Total Mutual Fund*	6,792,000	—	—	6,792,000
Common Stocks
Diversified Financial Services	—	70,230	—	70,230
Oil, Gas & Consumable Fuels	147,927	—	—	147,927
Paper & Forest Products	35,664	—	366,010	401,674
Retail	—	—	90,358	90,358
Total Common Stocks	183,591	70,230	456,368	710,189
Total Warrant*	802	—	—	802
Total Short-Term Investments*	—	73,367,585	—	73,367,585
Total Securities Lending Reinvestments*	—	98,531,826	—	98,531,826
Total Investments	$6,976,393	$1,087,458,236	$456,368	$1,094,890,997

Collateral for Securities Loaned (Liability)	$—	$(98,427,474)	$—	$(98,427,474)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$111,156	$—	$111,156
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(119,322)	—	(119,322)
Total Forward Contracts	$—	$(8,166)	$—	$(8,166)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$791,198	$—	$—	$791,198
Futures Contracts (Unrealized Depreciation)	(428,910)	—	—	(428,910)
Total Futures Contracts	$362,288	$—	$—	$362,288
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$566,746	$—	$566,746
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,149,594	$—	$1,149,594
OTC Swap Contracts at Value (Liabilities)	—	(1,734,978)	—	(1,734,978)
Total OTC Swap Contracts	$—	$(585,384)	$—	$(585,384)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2019 is not presented.

Transfers from Level 3 to Level 2 in the amount of $760,554 were due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be significant observable inputs.

BHFTI-117

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Foreign Government—63.0% of Net Assets

Security Description	Principal Amount*	Value

Argentina—4.1%
Argentina Bonar Bond 45.563%, BADLAR + 2.000%, 04/03/22 (ARS) (a)	20,147,000	$447,901
Argentina POM Politica Monetaria 67.546%, ARLLMON + 0.000%, 06/21/20 (ARS) (a)	2,100,000	54,128
Argentina Treasury Bills
Zero Coupon, 05/10/19 (ARS)	15,940,000	375,864
Zero Coupon, 05/31/19 (ARS)	93,030,000	2,567,956
Zero Coupon, 06/28/19 (ARS)	25,771,000	652,932
Zero Coupon, 09/30/19 (ARS)	342,030,000	9,579,304
0.713%, 10/31/19 (ARS) (b)	142,993,000	3,862,673
1.138%, 04/30/19 (ARS) (b)	52,628,000	1,501,946
1.833%, 04/30/20 (ARS) (b)	35,721,000	914,377
2.658%, 07/31/20 (ARS) (b)	10,141,000	227,292
6.614%, 02/28/20 (ARS) (b)	724,000	16,195
Argentine Bonos del Tesoro
15.500%, 10/17/26 (ARS)	693,671,000	10,956,081
16.000%, 10/17/23 (ARS)	370,242,000	6,340,712
18.200%, 10/03/21 (ARS)	329,017,000	6,069,976
Bonos de la Nacion Argentina con Ajuste por CER 4.000%, 03/06/20 (ARS) (c)	788,000	26,749
Bonos De La Nacion Argentina En Moneda Dua 4.500%, 02/13/20	4,257,000	4,056,921

		47,651,007

Brazil—9.6%
Brazil Letras do Tesouro Nacional
8.407%, 07/01/21 (BRL) (b)	14,410,000	3,132,281
10.242%, 07/01/20 (BRL) (b)	83,081,000	19,566,617
Brazil Notas do Tesouro Nacional
10.000%, 01/01/21 (BRL)	36,775,000	9,817,454
10.000%, 01/01/23 (BRL)	51,875,000	14,021,213
10.000%, 01/01/27 (BRL)	243,810,000	66,062,300

		112,599,865

Colombia—1.6%
Colombian TES
7.000%, 05/04/22 (COP)	653,000,000	214,675
7.000%, 06/30/32 (COP)	7,946,000,000	2,535,767
7.750%, 09/18/30 (COP)	35,498,100,000	12,101,153
10.000%, 07/24/24 (COP)	10,589,000,000	3,955,369

		18,806,964

Ghana—1.3%
Ghana Government Bonds
16.250%, 05/17/21 (GHS)	9,750,000	1,781,297
16.500%, 03/22/21 (GHS)	2,320,000	426,840
16.500%, 02/06/23 (GHS)	13,400,000	2,364,998
17.600%, 11/28/22 (GHS)	10,940,000	1,973,236
18.250%, 09/21/20 (GHS)	2,170,000	411,070
18.250%, 07/25/22 (GHS)	5,170,000	956,996
18.500%, 06/01/20 (GHS)	670,000	127,387
19.500%, 10/18/21 (GHS)	4,530,000	872,580
19.750%, 03/15/32 (GHS)	18,788,000	3,330,126

Ghana—(Continued)
Ghana Government Bonds
21.000%, 03/23/20 (GHS)	2,310,000	448,715
21.500%, 03/09/20 (GHS)	1,000,000	195,060
24.750%, 03/01/21 (GHS)	810,000	168,752
24.750%, 07/19/21 (GHS)	1,490,000	311,333
Ghana Treasury Notes
17.180%, 01/06/20 (GHS)	1,860,000	352,837
17.240%, 11/11/19 (GHS)	7,030,000	1,339,933

		15,061,160

India—8.3%
India Government Bonds
6.790%, 05/15/27 (INR)	3,400,000,000	47,145,718
6.840%, 12/19/22 (INR)	365,000,000	5,279,393
7.680%, 12/15/23 (INR)	1,164,000,000	17,298,275
8.080%, 08/02/22 (INR)	1,344,000,000	20,138,174
8.200%, 02/15/22 (INR)	547,000,000	8,196,117

		98,057,677

Indonesia—6.5%
Indonesia Treasury Bonds
5.625%, 05/15/23 (IDR)	96,951,000,000	6,467,122
7.000%, 05/15/22 (IDR)	450,607,000,000	31,642,484
10.000%, 09/15/24 (IDR)	122,770,000,000	9,584,595
11.500%, 09/15/19 (IDR)	7,238,000,000	522,258
12.900%, 06/15/22 (IDR)	341,823,000,000	27,842,252

		76,058,711

Mexico—22.3%
Mexican Bonos
5.000%, 12/11/19 (MXN)	753,040,000	37,977,401
6.500%, 06/10/21 (MXN)	687,730,000	34,499,437
6.500%, 06/09/22 (MXN)	119,530,000	5,930,361
7.250%, 12/09/21 (MXN)	180,330,000	9,161,036
8.000%, 06/11/20 (MXN)	431,860,000	22,310,254
8.000%, 12/07/23 (MXN)	176,430,000	9,150,155
10.000%, 12/05/24 (MXN)	134,690,000	7,617,555
Mexican Udibonos
2.500%, 12/10/20 (MXN) (c)	15,394,884	774,223
4.000%, 06/13/19 (MXN) (c)	19,501,856	995,587
Mexico Cetes
7.487%, 02/27/20 (MXN) (b)	3,054,033,000	14,637,456
7.523%, 09/12/19 (MXN) (b)	2,827,213,000	14,040,770
7.529%, 05/23/19 (MXN) (b)	5,094,971,000	25,934,407
7.659%, 07/04/19 (MXN) (b)	3,081,804,000	15,540,444
7.661%, 07/18/19 (MXN) (b)	5,719,074,000	28,751,162
7.747%, 01/02/20 (MXN) (b)	3,601,144,000	17,462,633
7.858%, 04/25/19 (MXN) (b)	1,420,749,000	7,276,762
7.897%, 08/01/19 (MXN) (b)	521,282,000	2,612,607
8.035%, 11/07/19 (MXN) (b)	387,513,000	1,901,524
8.183%, 06/06/19 (MXN) (b)	1,033,368,000	5,243,650

		261,817,424

BHFTI-118

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

South Korea—4.5%
Korea Treasury Bonds
1.375%, 09/10/21 (KRW)	26,881,400,000	$23,471,173
1.875%, 03/10/22 (KRW)	18,459,000,000	16,315,814
4.250%, 06/10/21 (KRW)	14,150,400,000	13,136,087

		52,923,074

Thailand—4.5%
Bank of Thailand Bond
1.770%, 03/27/20 (THB)	210,792,000	6,639,214
1.950%, 11/26/20 (THB)	1,346,116,000	42,495,272
Thailand Government Bond 3.875%, 06/13/19 (THB)	126,683,000	4,009,051

		53,143,537

Ukraine—0.3%
Ukraine Government International Bond 2.317%, 05/31/40 (144A) (a) (b)	6,000,000	3,825,000

Total Foreign Government (Cost $813,988,566)		739,944,419

U.S. Treasury & Government Agencies—0.6%

United States—0.6%
U.S. Treasury Notes 1.250%, 08/31/19 (Cost $7,619,916)	7,659,000	7,620,107

Short-Term Investments—32.7%

Discount Note—3.2%
Federal Home Loan Bank Zero Coupon, 04/01/19	37,500,000	37,500,000

Repurchase Agreement—13.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $158,839,323; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $162,000,117.	158,823,441	158,823,441

U.S. Treasury—16.0%
U.S. Treasury Bills
2.370%, 04/11/19 (b)	33,000,000	32,978,110
2.375%, 05/02/19 (b)	27,159,000	27,103,865
2.383%, 05/30/19 (b)	114,240,000	113,799,549
2.405%, 09/26/19 (b)	14,162,000	13,996,395

		187,877,919

Total Short-Term Investments (Cost $384,192,698)		384,201,360

Total Investments—96.3% (Cost $1,205,801,180)		1,131,765,886
Other assets and liabilities (net)—3.7%		43,468,092

Net Assets—100.0%		$1,175,233,978

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	The rate shown represents current yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2019, the market value of 144A securities was $3,825,000, which is 0.3% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	67,673,677	JPMC	04/02/19	USD	18,088,279	$(804,083)
BRL	67,673,677	JPMC	10/02/19	USD	16,757,132	264,053
INR	307,415,000	HSBC	04/04/19	USD	4,463,700	(26,782)
KRW	1,385,000,000	CBNA	05/15/19	USD	1,227,401	(5,688)

Contracts to Deliver
AUD	286,550	CBNA	04/09/19	USD	204,640	1,143
AUD	9,949,500	JPMC	04/11/19	USD	7,141,453	75,450
AUD	8,867,774	CBNA	04/15/19	USD	6,265,082	(33,171)
AUD	20,094,000	JPMC	04/15/19	USD	14,477,124	205,549
AUD	19,899,000	JPMC	04/15/19	USD	14,308,774	175,696
AUD	14,922,000	JPMC	04/23/19	USD	10,745,929	146,110

BHFTI-119

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	8,836,613	CBNA	05/13/19	USD	6,251,197	$(28,195)
AUD	9,949,500	JPMC	05/13/19	USD	7,045,689	(24,532)
AUD	5,791,200	JPMC	05/14/19	USD	4,101,635	(13,728)
AUD	8,836,613	CBNA	05/15/19	USD	6,285,704	6,086
AUD	20,094,000	JPMC	05/15/19	USD	14,291,054	11,529
AUD	519,000	JPMC	05/20/19	USD	368,220	(633)
AUD	5,331,000	CBNA	05/21/19	USD	3,805,001	16,189
AUD	441,000	JPMC	05/21/19	USD	314,204	779
AUD	14,922,000	JPMC	05/22/19	USD	10,689,822	84,370
AUD	286,550	CBNA	06/03/19	USD	204,855	1,152
BRL	67,673,677	JPMC	04/02/19	USD	16,999,165	(285,031)
EUR	4,694,250	GSBU	04/04/19	USD	5,376,465	109,791
EUR	3,657,619	BOA	04/08/19	USD	4,158,310	53,275
EUR	11,300,422	DBAG	04/08/19	USD	12,985,450	302,710
EUR	6,270,000	GSBU	04/08/19	USD	7,205,986	169,011
EUR	9,359,372	UBSA	04/09/19	USD	10,817,655	312,507
EUR	5,723,000	HSBC	04/11/19	USD	6,600,250	175,556
EUR	6,822,720	JPMC	04/11/19	USD	7,878,959	219,709
EUR	11,794,825	DBAG	04/12/19	USD	13,281,031	38,933
EUR	2,518,372	BOA	04/15/19	USD	2,923,704	95,602
EUR	11,794,825	DBAG	04/15/19	USD	13,640,797	395,349
EUR	3,280,343	GSBU	04/15/19	USD	3,794,700	110,914
EUR	4,918,354	BOA	04/16/19	USD	5,682,076	158,357
EUR	900,000	GSBU	04/16/19	USD	1,040,112	29,337
EUR	3,821,000	HSBC	04/16/19	USD	4,415,930	124,630
EUR	446,000	SCB	04/17/19	USD	512,454	11,517
EUR	1,986,636	DBAG	04/23/19	USD	2,280,142	47,667
EUR	1,368,160	GSBU	04/23/19	USD	1,571,770	34,305
EUR	12,323,000	JPMC	04/23/19	USD	14,161,099	313,174
EUR	6,686,730	UBSA	04/23/19	USD	7,685,193	171,005
EUR	3,566,100	DBAG	04/24/19	USD	4,083,078	75,348
EUR	4,520,000	UBSA	04/24/19	USD	5,171,016	91,254
EUR	699,631	DBAG	04/25/19	USD	801,567	15,227
EUR	3,696,678	HSBC	04/25/19	USD	4,230,866	76,037
EUR	2,240,854	JPMC	04/25/19	USD	2,565,565	46,989
EUR	10,021,278	BOA	04/29/19	USD	11,462,588	195,511
EUR	4,190,725	CBNA	04/29/19	USD	4,814,933	103,237
EUR	10,021,278	BOA	04/30/19	USD	11,531,284	263,255
EUR	2,317,504	BBP	04/30/19	USD	2,668,119	62,294
EUR	49,348,225	DBAG	04/30/19	USD	56,868,155	1,380,497
EUR	6,729,500	GSBU	04/30/19	USD	7,741,233	174,514
EUR	1,620,000	HSBC	04/30/19	USD	1,864,657	43,112
EUR	2,480,403	SCB	04/30/19	USD	2,854,150	65,159
EUR	649,410	CBNA	05/02/19	USD	747,023	16,696
EUR	3,672,600	JPMC	05/02/19	USD	4,224,592	94,385
EUR	4,077,750	JPMC	05/08/19	USD	4,679,014	90,887
EUR	3,078,169	JPMC	05/13/19	USD	3,516,978	52,099
EUR	419,000	HSBC	05/14/19	USD	476,753	5,075
EUR	20,376,830	CBNA	05/15/19	USD	23,180,682	240,098
EUR	619,819	JPMC	05/15/19	USD	704,840	7,037
EUR	10,046,879	BOA	05/20/19	USD	11,429,229	113,572
EUR	815,500	GSBU	05/20/19	USD	926,335	7,849
EUR	6,622,251	JPMC	05/20/19	USD	7,529,003	70,455
EUR	2,341,000	BOA	05/21/19	USD	2,673,539	36,684
EUR	1,367,827	GSBU	05/21/19	USD	1,559,760	19,068
EUR	6,585,520	JPMC	05/21/19	USD	7,471,964	54,168
EUR	2,240,854	JPMC	05/21/19	USD	2,554,473	30,420

BHFTI-120

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	19,463,000	SCB	05/21/19	USD	22,196,578	$273,852
EUR	6,968,626	UBSA	05/21/19	USD	7,930,018	80,699
EUR	1,158,752	BBP	05/28/19	USD	1,324,280	18,324
EUR	9,262,000	MSC	05/28/19	USD	10,586,790	148,177
EUR	49,367,619	DBAG	05/31/19	USD	56,462,140	809,118
EUR	4,949,546	BOA	06/04/19	USD	5,679,505	97,919
EUR	4,694,250	GSBU	06/04/19	USD	5,384,399	90,709
EUR	609,133	JPMC	06/05/19	USD	698,596	11,620
EUR	9,216,000	SCB	06/05/19	USD	10,584,945	191,205
EUR	8,039,372	UBSA	06/05/19	USD	9,222,807	156,061
EUR	3,659,942	BOA	06/07/19	USD	4,177,970	49,608
EUR	11,300,422	DBAG	06/07/19	USD	12,878,751	132,038
EUR	708,000	DBAG	06/11/19	USD	800,465	1,578
EUR	609,133	JPMC	06/14/19	USD	692,392	4,888
EUR	5,023,440	BOA	06/18/19	USD	5,721,999	50,301
EUR	309,733	DBAG	06/18/19	USD	352,743	3,040
EUR	3,280,343	GSBU	06/18/19	USD	3,735,933	32,273
EUR	1,367,827	GSBU	09/23/19	USD	1,577,337	20,627
EUR	1,158,752	BBP	09/30/19	USD	1,329,546	10,025
EUR	2,529,597	SCB	09/30/19	USD	2,889,129	8,567
INR	307,415,000	HSBC	04/04/19	USD	4,294,705	(142,212)
INR	360,174,600	BNP	04/05/19	USD	5,022,165	(175,428)
INR	142,004,814	HSBC	04/11/19	USD	1,994,366	(52,964)
INR	245,275,000	CBNA	04/15/19	USD	3,438,542	(95,431)
INR	245,057,849	HSBC	04/15/19	USD	3,438,588	(92,256)
INR	12,772,000	CBNA	04/16/19	USD	178,805	(5,187)
INR	162,264,000	HSBC	05/20/19	USD	2,257,272	(69,532)
INR	172,049,000	JPMC	05/22/19	USD	2,385,617	(80,942)
INR	462,901,000	JPMC	05/28/19	USD	6,422,580	(209,232)
INR	383,726,000	SCB	05/28/19	USD	5,341,026	(156,475)
INR	460,824,000	SCB	06/03/19	USD	6,409,235	(188,338)
INR	363,181,400	BNP	06/06/19	USD	5,047,376	(150,565)
INR	306,067,000	HSBC	06/06/19	USD	4,248,865	(131,640)
INR	806,150,600	JPMC	06/06/19	USD	11,216,164	(321,659)
INR	958,692,000	SCB	06/06/19	USD	13,352,576	(368,457)
INR	243,764,958	HSBC	06/11/19	USD	3,400,383	(86,548)
INR	101,331,000	BNP	06/12/19	USD	1,418,506	(30,824)
INR	122,315,735	HSBC	06/14/19	USD	1,725,308	(23,785)
INR	244,006,000	HSBC	06/17/19	USD	3,450,067	(38,042)
INR	196,891,000	CBNA	06/18/19	USD	2,777,612	(36,675)
INR	172,638,000	JPMC	06/19/19	USD	2,451,026	(16,330)
INR	148,318,000	JPMC	06/20/19	USD	2,128,406	8,864
INR	307,415,000	HSBC	07/05/19	USD	4,410,545	24,439
INR	155,333,000	HSBC	07/22/19	USD	2,131,909	(80,749)
JPY	18,213,812	DBAG	04/08/19	USD	167,746	3,329
JPY	169,200,000	JPMC	04/08/19	USD	1,560,490	33,116
JPY	174,225,000	GSBU	04/10/19	USD	1,615,198	42,193
JPY	1,358,440,000	CBNA	04/11/19	USD	12,205,595	(60,349)
JPY	296,207,000	DBAG	04/11/19	USD	2,756,440	81,858
JPY	693,100,000	HSBC	04/11/19	USD	6,225,272	(33,028)
JPY	210,400,000	DBAG	04/12/19	USD	1,898,588	(1,384)
JPY	213,464,666	CBNA	04/15/19	USD	1,928,622	431
JPY	44,450,000	CBNA	04/16/19	USD	412,770	11,223
JPY	635,480,000	HSBC	04/16/19	USD	5,898,985	158,262
JPY	183,890,000	HSBC	04/17/19	USD	1,670,991	9,631
JPY	929,100,000	DBAG	04/18/19	USD	8,343,496	(51,277)

BHFTI-121

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	255,290,000	DBAG	04/18/19	USD	2,292,553	$(14,090)
JPY	2,806,650,830	GSBU	04/18/19	USD	25,203,176	(155,986)
JPY	2,806,144,805	GSBU	04/18/19	USD	25,395,665	41,076
JPY	547,700,000	HSBC	04/18/19	USD	4,911,689	(36,989)
JPY	119,300,000	MSC	04/18/19	USD	1,070,147	(7,774)
JPY	708,721,956	CBNA	04/22/19	USD	6,372,253	(33,732)
JPY	8,634,400	HSBC	04/22/19	USD	78,195	151
JPY	159,950,000	JPMC	04/22/19	USD	1,443,937	(1,816)
JPY	788,534,000	JPMC	04/23/19	USD	7,124,545	(3,514)
JPY	843,151,259	JPMC	04/25/19	USD	7,624,704	1,490
JPY	544,000,000	JPMC	04/25/19	USD	4,986,183	67,695
JPY	290,711,500	JPMC	04/25/19	USD	2,614,164	(14,257)
JPY	350,622,000	SCB	04/25/19	USD	3,170,654	562
JPY	1,223,112,000	BBP	04/26/19	USD	11,264,149	204,539
JPY	250,376,450	BBP	04/26/19	USD	2,269,403	5,452
JPY	465,903,000	CBNA	04/26/19	USD	4,251,204	38,421
JPY	1,091,554,000	DBAG	04/26/19	USD	9,949,766	79,729
JPY	18,400,188	DBAG	04/26/19	USD	166,309	(69)
JPY	359,980,000	GSBU	04/26/19	USD	3,254,380	(627)
JPY	639,006,000	HSBC	04/26/19	USD	5,827,555	49,542
JPY	443,025,359	HSBC	04/26/19	USD	4,081,265	75,346
JPY	100,475,000	MSC	04/26/19	USD	926,353	17,839
JPY	2,674,232,353	CBNA	05/07/19	USD	24,084,155	(118,159)
JPY	554,560,000	BBP	05/20/19	USD	5,050,362	27,316
JPY	246,638,817	BBP	05/20/19	USD	2,200,983	(33,001)
JPY	2,806,144,805	GSBU	05/20/19	USD	25,531,529	114,271
JPY	705,177,000	HSBC	05/20/19	USD	6,418,139	30,848
JPY	117,201,000	JPMC	05/20/19	USD	1,065,914	4,341
JPY	436,336,500	BOA	05/21/19	USD	3,923,784	(28,681)
JPY	92,945,025	BOA	05/21/19	USD	847,258	5,334
JPY	558,598,200	CBNA	05/21/19	USD	5,083,642	23,696
JPY	644,481,000	DBAG	05/21/19	USD	5,868,334	30,436
JPY	100,475,000	BNP	05/28/19	USD	912,932	2,392
JPY	522,890,000	BBP	05/28/19	USD	4,736,794	(1,818)
JPY	131,290,000	BBP	05/28/19	USD	1,194,453	4,657
JPY	353,334,000	CBNA	05/28/19	USD	3,216,689	14,653
JPY	105,570,000	DBAG	05/28/19	USD	960,439	3,727
JPY	2,940,787,800	JPMC	05/28/19	USD	26,770,209	119,761
JPY	290,711,500	JPMC	05/28/19	USD	2,620,911	(13,618)
JPY	3,560,272,132	DBAG	05/31/19	USD	32,351,405	80,780
JPY	525,061,000	HSBC	05/31/19	USD	4,773,520	14,321
JPY	515,318,000	JPMC	05/31/19	USD	4,684,709	13,821
JPY	488,094,000	HSBC	06/04/19	USD	4,414,005	(11,333)
JPY	169,200,000	JPMC	06/04/19	USD	1,534,075	11
JPY	119,465,000	CBNA	06/13/19	USD	1,083,150	(783)
JPY	92,945,025	BOA	06/18/19	USD	838,551	(5,104)
JPY	804,960,460	CBNA	06/18/19	USD	7,262,502	(44,068)
JPY	228,300,000	JPMC	06/18/19	USD	2,059,977	(12,287)
KRW	7,476,000,000	CBNA	05/15/19	USD	6,604,824	10,214
KRW	7,690,000,000	DBAG	05/16/19	USD	6,827,363	43,777
KRW	7,648,000,000	HSBC	05/28/19	USD	6,817,007	68,015
KRW	17,622,000,000	GSBU	06/07/19	USD	15,918,699	363,218
KRW	7,689,000,000	DBAG	06/10/19	USD	6,917,056	129,058
KRW	11,175,000,000	HSBC	09/20/19	USD	9,902,964	2,804

BHFTI-122

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Cross Currency Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	5,754,791	JPMC	07/10/19	IDR	58,860,000,000	$10,079
BRL	29,034,000	CBNA	04/01/19	EUR	5,972,599	715,664
BRL	29,034,000	CBNA	10/02/19	EUR	6,345,120	75,940
EUR	6,539,189	CBNA	04/01/19	BRL	29,034,000	(80,092)
IDR	58,860,000,000	JPMC	07/10/19	AUD	5,690,255	35,828

Net Unrealized Appreciation						$7,844,211

Cash in the amount of $4,420,000 and Securities in the amount of $520,000 have been received at the custodian bank as collateral for forward foreign currency contracts.

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Receive	3M LIBOR	Semi-Annually	1.817%	Quarterly	02/03/25	USD	8,640,000	$229,614	$—	$229,614
Receive	3M LIBOR	Semi-Annually	1.914%	Quarterly	01/22/25	USD	35,110,000	737,910	—	737,910
Receive	3M LIBOR	Semi-Annually	1.937%	Quarterly	01/29/25	USD	6,480,000	128,559	—	128,559
Receive	3M LIBOR	Semi-Annually	1.942%	Quarterly	01/30/25	USD	5,480,000	107,633	—	107,633
Receive	3M LIBOR	Semi-Annually	1.970%	Quarterly	01/23/25	USD	17,556,000	316,354	—	316,354
Receive	3M LIBOR	Semi-Annually	1.973%	Quarterly	01/27/25	USD	25,900,000	463,478	—	463,478
Receive	3M LIBOR	Semi-Annually	2.378%	Quarterly	11/18/46	USD	24,800,000	1,029,049	—	1,029,049
Receive	3M LIBOR	Semi-Annually	2.537%	Quarterly	04/13/47	USD	32,700,000	297,269	—	297,269
Receive	3M LIBOR	Semi-Annually	2.587%	Quarterly	07/27/47	USD	36,300,000	(44,932)	—	(44,932)
Receive	3M LIBOR	Semi-Annually	2.731%	Quarterly	07/07/24	USD	14,050,000	(308,827)	—	(308,827)
Receive	3M LIBOR	Semi-Annually	2.794%	Quarterly	03/13/47	USD	24,900,000	(1,091,061)	—	(1,091,061)
Receive	3M LIBOR	Semi-Annually	2.980%	Quarterly	02/20/48	USD	13,258,000	(1,112,330)	—	(1,112,330)
Receive	3M LIBOR	Semi-Annually	3.002%	Quarterly	02/22/48	USD	13,258,000	(1,174,246)	—	(1,174,246)
Receive	3M LIBOR	Semi-Annually	3.018%	Quarterly	08/22/23	USD	26,870,000	(826,502)	216,853	(1,043,355)
Receive	3M LIBOR	Semi-Annually	3.019%	Quarterly	02/23/48	USD	13,258,000	(1,221,928)	—	(1,221,928)
Receive	3M LIBOR	Semi-Annually	3.848%	Quarterly	08/20/43	USD	15,360,000	(3,616,626)	—	(3,616,626)

Totals								$(6,086,586)	$216,853	$(6,303,439)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(MSC)—	Morgan Stanley & Co.
(SCB)—	Standard Chartered Bank
(UBSA)—	UBS AG

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(COP)—	Colombian Peso
(EUR)—	Euro
(GHS)—	Ghanaian Cedi
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(THB)—	Thai Baht
(USD)—	United States Dollar

Index Abbreviation

(ARLLMON)—	Argentina Blended Policy Rate
(BADLAR)—	Buenos Aires Deposits of Large Amount Rate Index
(LIBOR)—	London Interbank Offered Rate

BHFTI-123

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$739,944,419	$—	$739,944,419
Total U.S. Treasury & Government Agencies*	—	7,620,107	—	7,620,107
Total Short-Term Investments*	—	384,201,360	—	384,201,360
Total Investments	$—	$1,131,765,886	$—	$1,131,765,886

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$12,383,161	$—	$12,383,161
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(4,538,950)	—	(4,538,950)
Total Forward Contracts	$—	$7,844,211	$—	$7,844,211
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$3,309,867	$—	$3,309,867
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(9,613,306)	—	(9,613,306)
Total Centrally Cleared Swap Contracts	$—	$(6,303,439)	$—	$(6,303,439)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-124

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—99.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.7%
Boeing Co. (The)	76,667	$29,242,327
Harris Corp. (a)	81,244	12,975,479
Lockheed Martin Corp.	88,386	26,529,942
Raytheon Co.	90,392	16,458,575

		85,206,323

Airlines—0.3%
JetBlue Airways Corp. (b)	397,383	6,501,186

Banks—3.2%
Bank of America Corp.	2,329,063	64,258,848
SVB Financial Group (a) (b)	40,989	9,114,314

		73,373,162

Beverages—2.1%
Coca-Cola Co. (The)	821,177	38,480,354
Monster Beverage Corp. (b)	178,004	9,715,459

		48,195,813

Biotechnology—1.6%
Alder Biopharmaceuticals, Inc. (b)	36,200	494,130
Alnylam Pharmaceuticals, Inc. (a) (b)	11,370	1,062,526
Arcus Biosciences, Inc. (b)	37,977	474,333
Audentes Therapeutics, Inc. (a) (b)	28,860	1,126,117
Biogen, Inc. (b)	7,935	1,875,675
Biohaven Pharmaceutical Holding Co., Ltd. (b)	92,968	4,785,063
Bluebird Bio, Inc. (a) (b)	17,359	2,731,091
Calithera Biosciences, Inc. (b)	51,800	349,132
Coherus Biosciences, Inc. (a) (b)	121,160	1,652,622
CytomX Therapeutics, Inc. (b)	42,100	452,575
Forty Seven, Inc. (b)	79,518	1,285,011
G1 Therapeutics, Inc. (b)	37,081	615,545
Global Blood Therapeutics, Inc. (a) (b)	30,750	1,627,597
GlycoMimetics, Inc. (a) (b)	61,203	762,589
Heron Therapeutics, Inc. (a) (b)	27,714	677,330
Incyte Corp. (b)	21,888	1,882,587
Ironwood Pharmaceuticals, Inc. (a) (b)	112,402	1,520,799
Jounce Therapeutics, Inc. (b)	25,319	156,978
Karyopharm Therapeutics, Inc. (a) (b)	91,751	535,826
Momenta Pharmaceuticals, Inc. (b)	52,800	767,184
Neon Therapeutics, Inc. (b)	21,757	140,550
Ra Pharmaceuticals, Inc. (a) (b)	78,428	1,756,787
Radius Health, Inc. (b)	37,824	754,211
Rigel Pharmaceuticals, Inc. (a) (b)	130,522	335,442
Seattle Genetics, Inc. (a) (b)	52,928	3,876,447
Syndax Pharmaceuticals, Inc. (b)	88,202	463,061
Vertex Pharmaceuticals, Inc. (b)	19,880	3,656,926

		35,818,134

Capital Markets—2.9%
Blucora, Inc. (b)	351,388	11,729,331
FactSet Research Systems, Inc. (a)	50,950	12,649,357
Hamilton Lane, Inc. - Class A	138,100	6,018,398
Northern Trust Corp.	86,590	7,828,602
Raymond James Financial, Inc.	82,173	6,607,531

Security Description	Shares	Value

Capital Markets—(Continued)
TD Ameritrade Holding Corp.	426,105	$21,300,989

		66,134,208

Chemicals—2.1%
Cabot Corp. (a)	134,752	5,609,726
Celanese Corp. (a)	59,798	5,896,681
DowDuPont, Inc.	122,171	6,512,936
FMC Corp.	85,911	6,599,683
Linde plc	60,136	10,579,726
Livent Corp. (b)	80,352	986,723
PPG Industries, Inc. (a)	104,622	11,808,685

		47,994,160

Commercial Services & Supplies—0.7%
Waste Management, Inc.	157,649	16,381,308

Construction & Engineering—0.1%
Dycom Industries, Inc. (b)	24,314	1,116,985
Granite Construction, Inc. (a)	50,497	2,178,946

		3,295,931

Construction Materials—0.1%
Martin Marietta Materials, Inc. (a)	2,582	519,447
Vulcan Materials Co. (a)	17,366	2,056,134

		2,575,581

Consumer Finance—0.8%
American Express Co.	118,419	12,943,196
OneMain Holdings, Inc.	205,857	6,535,960

		19,479,156

Containers & Packaging—1.0%
Ardagh Group S.A.	143,490	1,865,370
Ball Corp.	232,061	13,427,049
International Paper Co.	156,965	7,262,771

		22,555,190

Diversified Consumer Services—0.1%
Houghton Mifflin Harcourt Co. (b)	288,678	2,098,689

Diversified Financial Services—0.7%
AXA Equitable Holdings, Inc.	267,264	5,382,697
Voya Financial, Inc. (a)	194,952	9,739,802

		15,122,499

Diversified Telecommunication Services—1.9%
Verizon Communications, Inc.	721,645	42,670,869

Electric Utilities—2.5%
Avangrid, Inc.	177,911	8,957,819
Edison International (a)	237,946	14,733,616
Exelon Corp.	290,234	14,549,430
NextEra Energy, Inc.	82,814	16,009,603
PG&E Corp. (b)	148,425	2,641,965

		56,892,433

BHFTI-125

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electrical Equipment—0.3%
AMETEK, Inc.	90,555	$7,513,348

Electronic Equipment, Instruments & Components—0.4%
Flex, Ltd. (b)	921,611	9,216,110

Energy Equipment & Services—0.7%
Baker Hughes a GE Co.	267,341	7,410,693
Halliburton Co.	262,787	7,699,659

		15,110,352

Entertainment—1.7%
Electronic Arts, Inc. (b)	111,137	11,294,853
Liberty Media Corp.-Liberty Formula One - Class C (a) (b)	142,704	5,001,775
Netflix, Inc. (b)	35,712	12,733,471
Spotify Technology S.A. (b)	14,743	2,046,329
Viacom, Inc. - Class B	60,491	1,697,982
Walt Disney Co. (The)	66,801	7,416,915

		40,191,325

Equity Real Estate Investment Trusts—3.5%
Alexandria Real Estate Equities, Inc.	80,948	11,539,947
American Tower Corp.	177,155	34,910,164
Camden Property Trust (a)	102,967	10,451,151
Equinix, Inc.	26,489	12,003,755
Public Storage	16,530	3,599,903
Simon Property Group, Inc.	43,495	7,925,224

		80,430,144

Food & Staples Retailing—0.5%
Performance Food Group Co. (a) (b)	96,407	3,821,574
U.S. Foods Holding Corp. (a) (b)	239,010	8,343,839

		12,165,413

Food Products—0.4%
Mondelez International, Inc. - Class A	202,793	10,123,427

Health Care Equipment & Supplies—4.6%
Abbott Laboratories	468,023	37,413,759
Baxter International, Inc.	131,270	10,673,564
Boston Scientific Corp. (b)	690,963	26,519,160
Danaher Corp.	131,226	17,324,456
NuVasive, Inc. (a) (b)	197,096	11,193,082
Penumbra, Inc. (a) (b)	9,800	1,440,698

		104,564,719

Health Care Providers & Services—2.7%
Anthem, Inc.	98,036	28,134,371
HCA Healthcare, Inc.	86,460	11,272,655
UnitedHealth Group, Inc.	91,866	22,714,787

		62,121,813

Hotels, Restaurants & Leisure—2.3%
Hyatt Hotels Corp. - Class A	137,140	9,952,250
McDonald’s Corp.	200,024	37,984,558

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
MGM Resorts International	156,219	$4,008,579

		51,945,387

Household Durables—0.3%
Installed Building Products, Inc. (a) (b)	136,786	6,634,121

Household Products—1.5%
Procter & Gamble Co. (The)	330,943	34,434,619

Independent Power and Renewable Electricity Producers—0.5%
NRG Energy, Inc. (a)	270,291	11,481,962

Industrial Conglomerates—0.8%
3M Co.	44,072	9,157,280
General Electric Co.	831,386	8,305,546

		17,462,826

Insurance—4.3%
American International Group, Inc.	312,605	13,460,771
Assurant, Inc. (a)	116,033	11,012,692
Assured Guaranty, Ltd. (a)	297,905	13,235,919
Athene Holding, Ltd. - Class A (b)	245,746	10,026,437
Hartford Financial Services Group, Inc. (The)	283,304	14,085,875
Marsh & McLennan Cos., Inc.	173,195	16,263,011
Progressive Corp. (The)	109,156	7,869,056
Prudential Financial, Inc.	85,772	7,880,731
Trupanion, Inc. (a) (b)	147,187	4,818,902

		98,653,394

Interactive Media & Services—5.1%
Alphabet, Inc. - Class A (b)	61,073	71,876,203
Facebook, Inc. - Class A (b)	273,626	45,610,718

		117,486,921

Internet & Direct Marketing Retail—6.0%
Amazon.com, Inc. (b)	57,889	103,085,837
Booking Holdings, Inc. (b)	5,881	10,261,815
Expedia Group, Inc.	118,992	14,160,048
Wayfair, Inc. - Class A (a) (b)	70,049	10,398,774

		137,906,474

IT Services—4.8%
FleetCor Technologies, Inc. (b)	55,175	13,605,603
Genpact, Ltd.	187,167	6,584,535
Global Payments, Inc. (a)	144,251	19,693,147
GoDaddy, Inc. - Class A (b)	177,889	13,375,474
PayPal Holdings, Inc. (a) (b)	143,621	14,913,605
Total System Services, Inc.	41,594	3,951,846
Visa, Inc. - Class A (a)	200,129	31,258,148
WEX, Inc. (b)	36,830	7,070,992

		110,453,350

Life Sciences Tools & Services—1.1%
Thermo Fisher Scientific, Inc.	90,513	24,775,218

BHFTI-126

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—1.7%
AGCO Corp. (a)	15,720	$1,093,326
Caterpillar, Inc.	50,901	6,896,576
Deere & Co.	43,854	7,009,623
Fortive Corp.	40,273	3,378,502
Greenbrier Cos., Inc. (The)	60,272	1,942,567
Illinois Tool Works, Inc.	74,965	10,759,726
Ingersoll-Rand plc	68,270	7,369,747

		38,450,067

Marine—0.1%
Kirby Corp. (a) (b)	30,488	2,289,954

Media—2.5%
Charter Communications, Inc. - Class A (a) (b)	45,378	15,742,082
Comcast Corp. - Class A	938,089	37,504,798
Fox Corp. - Class A (b)	30,514	1,120,169
New York Times Co. (The) - Class A (a)	67,202	2,207,586

		56,574,635

Metals & Mining—0.2%
Alcoa Corp. (a) (b)	42,260	1,190,041
Carpenter Technology Corp. (a)	27,232	1,248,587
Freeport-McMoRan, Inc.	72,074	929,034
Southern Copper Corp. (a)	16,982	673,846
Steel Dynamics, Inc.	44,267	1,561,297

		5,602,805

Multi-Utilities—0.9%
Sempra Energy (a)	173,103	21,786,744

Oil, Gas & Consumable Fuels—5.0%
Chevron Corp.	140,579	17,316,521
Concho Resources, Inc. (a)	31,758	3,523,868
ConocoPhillips	6,500	433,810
Diamondback Energy, Inc.	30,653	3,112,199
Encana Corp.	480,495	3,478,784
EOG Resources, Inc.	4,266	406,038
Exxon Mobil Corp.	592,963	47,911,410
Kosmos Energy, Ltd. (a)	313,346	1,952,146
Marathon Petroleum Corp.	190,226	11,385,026
Noble Energy, Inc. (a)	136,665	3,379,725
Occidental Petroleum Corp.	6,104	404,085
ONEOK, Inc.	84,023	5,868,166
TransCanada Corp. (a)	329,900	14,825,706

		113,997,484

Pharmaceuticals—4.8%
Aerie Pharmaceuticals, Inc. (a) (b)	40,981	1,946,598
Allergan plc	154,199	22,576,276
Amneal Pharmaceuticals, Inc. (a) (b)	210,795	2,986,965
Assembly Biosciences, Inc. (a) (b)	24,660	485,555
AstraZeneca plc (ADR) (a)	552,915	22,354,354
Bristol-Myers Squibb Co. (a)	497,414	23,731,622
Dermira, Inc. (b)	217,424	2,946,095
Elanco Animal Health, Inc. (b)	56,435	1,809,870

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Eli Lilly & Co.	15,823	$2,053,193
Kala Pharmaceuticals, Inc. (a) (b)	59,000	487,930
Medicines Co. (The) (a) (b)	21,933	613,027
Mylan NV (b)	319,684	9,059,845
MyoKardia, Inc. (a) (b)	38,207	1,986,382
Nektar Therapeutics (a) (b)	101,614	3,414,230
Revance Therapeutics, Inc. (a) (b)	86,665	1,365,840
Teva Pharmaceutical Industries, Ltd. (ADR) (b)	642,793	10,078,994
Tricida, Inc. (b)	53,300	2,058,446

		109,955,222

Professional Services—1.0%
Equifax, Inc.	28,396	3,364,926
IHS Markit, Ltd. (a) (b)	216,697	11,783,983
TransUnion	58,214	3,891,024
TriNet Group, Inc. (b)	73,848	4,411,679

		23,451,612

Road & Rail—0.9%
J.B. Hunt Transport Services, Inc.	8,400	850,836
Norfolk Southern Corp.	85,109	15,906,021
Union Pacific Corp.	21,485	3,592,292

		20,349,149

Semiconductors & Semiconductor Equipment—3.7%
Advanced Micro Devices, Inc. (b)	493,716	12,599,632
Broadcom, Inc.	4,763	1,432,282
First Solar, Inc. (a) (b)	38,917	2,056,374
Intel Corp.	324,084	17,403,311
KLA-Tencor Corp.	40,222	4,802,909
Marvell Technology Group, Ltd. (a)	660,578	13,138,897
Micron Technology, Inc. (b)	184,422	7,622,161
NVIDIA Corp.	21,630	3,883,883
Teradyne, Inc.	76,464	3,046,326
Texas Instruments, Inc. (a)	113,430	12,031,520
Xilinx, Inc.	61,880	7,845,765

		85,863,060

Software—7.1%
Adobe, Inc. (b)	28,922	7,707,424
Atlassian Corp. plc - Class A (a) (b)	6,336	712,103
Autodesk, Inc. (b)	23,561	3,671,275
Ceridian HCM Holding, Inc. (b)	33,400	1,713,420
Guidewire Software, Inc. (a) (b)	43,635	4,239,577
Microsoft Corp.	716,941	84,556,021
Salesforce.com, Inc. (b)	100,780	15,960,528
ServiceNow, Inc. (a) (b)	19,888	4,902,193
Splunk, Inc. (a) (b)	18,390	2,291,394
SS&C Technologies Holdings, Inc.	394,288	25,112,203
SVMK, Inc. (b)	233,883	4,259,009
Workday, Inc. - Class A (a) (b)	42,529	8,201,718

		163,326,865

BHFTI-127

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—2.0%
Lowe’s Cos., Inc.	134,017	$14,670,841
National Vision Holdings, Inc. (a) (b)	276,122	8,678,514
Ross Stores, Inc.	60,167	5,601,548
TJX Cos., Inc. (The)	336,442	17,902,079

		46,852,982

Technology Hardware, Storage & Peripherals—1.7%
Apple, Inc.	178,373	33,881,951
Western Digital Corp. (a)	131,582	6,323,831

		40,205,782

Textiles, Apparel & Luxury Goods—1.4%
NIKE, Inc. - Class B	212,548	17,898,667
Tapestry, Inc.	104,961	3,410,183
Under Armour, Inc. - Class A (a) (b)	244,224	5,162,895
Under Armour, Inc. - Class C (a) (b)	318,942	6,018,436

		32,490,181

Thrifts & Mortgage Finance—0.2%
MGIC Investment Corp. (b)	332,390	4,384,224

Tobacco—1.0%
Philip Morris International, Inc.	272,320	24,070,365

Trading Companies & Distributors—0.1%
Triton International, Ltd. (a)	92,980	2,891,678

Total Common Stocks (Cost $1,975,497,451)		2,289,508,374

Short-Term Investment—0.5%

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $11,203,159; collateralized by U.S. Treasury Note at 2.625%, maturing 12/15/21, with a market value of $11,429,253.	11,202,039	11,202,039

Total Short-Term Investments (Cost $11,202,039)		11,202,039

Securities Lending Reinvestments (c)—12.1%

Bank Note—0.1%
Bank of America N.A. 2.714%, 1M LIBOR + 0.230%, 07/15/19 (d)	2,000,000	2,000,000

Certificates of Deposit—6.4%
ABN AMRO Bank NV Zero Coupon, 07/05/19	4,956,163	4,965,100
Banco Del Estado De Chile New York 2.838%, 1M LIBOR + 0.350%, 05/20/19 (d)	3,000,000	3,001,065

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Bank of Montreal (Chicago) 2.813%, 1M LIBOR + 0.330%, 08/06/19 (d)	7,000,000	$7,006,762
Bank of Nova Scotia 2.967%, 3M LIBOR + 0.170%, 01/09/20 (d)	5,000,000	5,000,280
Barclays Bank plc
2.950%, 08/02/19	8,000,000	8,002,160
BNP Paribas S.A. New York 2.784%, 3M LIBOR + 0.050%, 11/06/19 (d)	2,000,000	2,000,000
Canadian Imperial Bank of Commerce 2.752%, 1M LIBOR + 0.270%, 07/19/19 (d)	3,000,000	3,001,833
Commonwealth Bank of Australia 2.901%, 3M LIBOR + 0.140%, 04/23/19 (d)	2,500,000	2,500,615
Cooperative Rabobank UA 2.933%, 3M LIBOR + 0.150%, 01/08/20 (d)	5,000,000	5,002,215
Credit Agricole S.A. 2.698%, 1M LIBOR + 0.210%, 12/20/19 (d)	5,000,000	5,000,260
Credit Suisse AG
2.620%, 04/01/19	10,000,000	10,000,140
2.860%, SOFR + 0.430%, 05/02/19 (d)	3,000,000	3,000,000
HSBC Bank USA, N.A. 2.738%, 3M LIBOR + 0.000%, 08/05/19 (d)	4,000,000	3,999,641
Industrial & Commercial Bank of China, Ltd. 2.710%, 05/21/19	5,000,000	5,000,420
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 04/16/19	3,972,392	3,995,120
Zero Coupon, 06/21/19	1,986,648	1,988,244
Mizuho Bank, Ltd. Zero Coupon, 05/28/19	3,973,484	3,983,391
MUFG Bank Ltd. 2.789%, 1M LIBOR + 0.300%, 05/01/19 (d)	4,000,000	4,000,716
Natixis New York 2.937%, 3M LIBOR + 0.150%, 10/15/19 (d)	2,000,000	2,001,266
Nordea Bank New York 2.750%, 06/17/19	2,000,000	2,000,756
Shizuoka Bank, Ltd. 2.600%, 05/07/19	2,000,000	2,000,090
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (d)	4,000,000	4,000,264
Societe Generale
2.863%, 3M LIBOR + 0.200%, 08/21/19 (d)	4,004,615	4,002,272
2.899%, 3M LIBOR + 0.160%, 05/07/19 (d)	5,000,000	5,001,260
Standard Chartered plc
2.660%, 08/23/19	5,000,000	5,000,890
3.009%, 3M LIBOR + 0.230%, 04/24/19 (d)	3,000,000	3,000,372
Sumitomo Mitsui Banking Corp. 2.683%, 1M LIBOR + 0.190%, 04/11/19 (d)	5,000,000	5,000,190
Sumitomo Mitsui Banking Corp., New York 2.690%, 1M LIBOR + 0.200%, 04/03/19 (d)	1,000,008	1,000,016
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 05/20/19	4,952,835	4,981,900
2.600%, 07/05/19	3,000,000	3,000,153
2.904%, 3M LIBOR + 0.100%, 07/08/19 (d)	3,000,000	2,999,994
Svenska Handelsbanken AB
2.851%, 3M LIBOR + 0.100%, 04/30/19 (d)	4,000,000	4,001,080
2.873%, 1M LIBOR + 0.380%, 12/10/19 (d)	2,000,000	2,003,516

BHFTI-128

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Toronto-Dominion Bank 2.692%, 1M LIBOR + 0.210%, 09/17/19 (d)	7,000,000	$7,003,598
U.S. Bank N.A. 2.746%, 1M LIBOR + 0.260%, 07/23/19 (d)	4,000,000	4,001,640
Westpac Banking Corp. 2.710%, FEDEFF PRV + 0.300%, 02/14/20 (d)	5,000,000	4,999,971

		147,447,190

Commercial Paper—3.0%
Bank of China, Ltd. 2.890%, 04/17/19	6,949,425	6,990,053
Barton Capital S.A. 2.650%, 05/02/19	2,980,125	2,992,740
China Construction Bank Corp.
2.840%, 04/29/19	1,985,169	1,995,580
2.860%, 04/18/19	4,964,250	4,992,905
Fairway Finance Corp. 2.600%, 05/07/19	4,966,778	4,986,115
HSBC Bank plc 2.819%, 1M LIBOR + 0.320%, 07/30/19 (d)	4,000,000	4,000,000
Industrial & Commercial Bank of China, Corp. 2.920%, 04/15/19	4,961,878	4,993,720
ING Funding LLC
2.778%, 3M LIBOR + 0.040%, 11/04/19 (d)	8,000,000	8,001,112
2.807%, 3M LIBOR + 0.110%, 05/10/19 (d)	6,000,000	6,001,482
Matchpoint Finance plc 2.890%, 05/08/19	4,927,349	4,985,295
Royal Bank of Canada 2.957%, 3M LIBOR + 0.160%, 01/14/20 (d)	2,000,000	2,002,090
Sheffield Receivables Co. 2.900%, SOFR + 0.470%, 05/30/19 (d)	3,000,000	3,000,000
Toronto-Dominion Bank 2.832%, 1M LIBOR + 0.350%, 11/05/19 (d)	4,000,000	4,005,584
Toyota Motor Credit Corp. 2.620%, 08/29/19	5,922,710	5,934,690
Westpac Banking Corp. 2.809%, 3M LIBOR + 0.070%, 08/07/19 (d)	4,000,000	4,001,584

		68,882,950

Repurchase Agreements—1.2%
Barclays Capital, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $333,941; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 01/15/22 - 11/15/46, and an aggregate market value of $340,547.	333,870	333,870
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $6,047,157; collateralized by various Common Stock with an aggregate market value of $6,601,656.	6,000,000	6,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $2,005,444; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $5,253,618; collateralized by various Common Stock with an aggregate market value of $5,500,003.	5,000,000	$5,000,000
Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $14,309,379; collateralized by various Common Stock with an aggregate market value of $15,620,000.	14,200,000	14,200,000

		27,533,870

Time Deposits—1.4%
Australia & New Zealand Banking Group, Ltd.
2.450%, 04/01/19	7,500,000	7,500,000
Canadian Imperial Bank of Commerce 2.400%, 04/01/19	5,000,000	5,000,000
Den Norske Bank
2.360%, 04/01/19	2,000,000	2,000,000
DNB Bank ASA 2.350%, 04/01/19	1,000,000	1,000,000
Natixis New York 2.400%, 04/01/19	8,000,000	8,000,000
Skandi New York 2.380%, 04/01/19	9,000,000	9,000,000

		32,500,000

Total Securities Lending Reinvestments (Cost $278,324,242)		278,364,010

Total Investments—112.2% (Cost $2,265,023,732)		2,579,074,423
Other assets and liabilities (net)—(12.2)%		(280,617,532)

Net Assets—100.0%		$2,298,456,891

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $283,053,388 and the collateral received consisted of cash in the amount of $278,037,697 and non-cash collateral with a value of $10,495,838. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTI-129

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation
S&P 500 Index E-Mini Futures	06/21/19	24	USD	3,405,360	$58,390

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,289,508,374	$—	$—	$2,289,508,374
Total Short-Term Investment*	—	11,202,039	—	11,202,039
Total Securities Lending Reinvestments*	—	278,364,010	—	278,364,010
Total Investments	$2,289,508,374	$289,566,049	$—	$2,579,074,423

Collateral for Securities Loaned (Liability)	$—	$(278,037,697)	$—	$(278,037,697)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$58,390	$—	$—	$58,390

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-130

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Australia—4.1%
Dexus (REIT)	1,600,532	$14,473,761
Goodman Group (REIT)	776,346	7,354,129
GPT Group (The) (REIT)	2,439,535	10,749,054
Mirvac Group (REIT)	11,022,634	21,479,161

		54,056,105

Belgium—1.0%
Shurgard Self Storage S.A. (a) (b)	123,756	4,085,983
Warehouses De Pauw CVA (REIT)	55,761	8,944,262

		13,030,245

Canada—2.0%
Canadian Apartment Properties REIT	241,486	9,282,849
Chartwell Retirement Residences (REIT)	768,500	8,614,607
First Capital Realty, Inc.	496,200	7,946,032

		25,843,488

China—0.5%
China Overseas Land & Investment, Ltd.	1,744,000	6,633,117

France—0.4%
Unibail-Rodamco-Westfield (REIT) (c)	34,189	5,604,691

Germany—6.3%
Alstria Office REIT-AG (REIT)	426,128	6,932,201
Aroundtown S.A.	950,426	7,838,053
Grand City Properties S.A.	310,543	7,495,336
LEG Immobilien AG	114,973	14,115,748
TAG Immobilien AG	432,569	10,678,466
Vonovia SE	686,748	35,598,195

		82,657,999

Hong Kong—8.6%
CK Asset Holdings, Ltd.	3,408,500	30,303,680
Kerry Properties, Ltd.	1,336,000	5,964,895
Link REIT (The) (REIT)	3,439,600	40,221,164
New World Development Co., Ltd.	8,748,000	14,507,758
Sun Hung Kai Properties, Ltd.	433,000	7,429,238
Wheelock & Co., Ltd.	2,090,000	15,337,091

		113,763,826

Ireland—0.7%
Green REIT plc (REIT)	2,341,609	3,944,416
Hibernia REIT plc (REIT) (c)	3,220,974	4,827,707

		8,772,123

Japan—11.7%
Activia Properties, Inc. (REIT)	1,879	7,805,311
Aeon Mall Co., Ltd.	419,400	6,907,018
AEON REIT Investment Corp. (REIT)	5,017	5,913,447
Hulic Reit, Inc. (REIT)	2,782	4,740,605
Japan Hotel REIT Investment Corp. (REIT)	19,083	15,388,424
Kenedix Office Investment Corp. (REIT)	737	5,117,525
Kenedix Retail REIT Corp. (REIT)	1,784	4,349,896

Japan—(Continued)
LaSalle Logiport (REIT)	6,523	6,448,485
MCUBS MidCity Investment Corp.	6,485	5,957,086
Mitsubishi Estate Co., Ltd.	1,288,900	23,409,000
Mitsui Fudosan Co., Ltd.	1,133,174	28,550,824
Mori Hills REIT Investment Corp. (REIT)	7,587	10,193,972
Nomura Real Estate Holdings, Inc.	345,500	6,645,924
Orix JREIT, Inc. (REIT)	8,390	14,393,263
Tokyo Tatemono Co., Ltd.	727,800	8,947,631

		154,768,411

Norway—0.4%
Entra ASA	388,047	5,858,870

Singapore—2.4%
CapitaLand Commercial Trust (REIT)	4,483,500	6,426,730
CapitaLand, Ltd.	6,820,300	18,421,700
Mapletree Logistics Trust (REIT)	6,850,294	7,388,704

		32,237,134

Spain—1.0%
Inmobiliaria Colonial Socimi S.A. (REIT)	1,219,249	12,538,928

Sweden—3.3%
Castellum AB (c)	833,418	16,170,739
Fabege AB	818,124	11,882,626
Kungsleden AB	658,736	5,243,733
Pandox AB	266,069	4,764,782
Wihlborgs Fastigheter AB	420,511	5,735,053

		43,796,933

United Kingdom—4.6%
Grainger plc	1,878,898	5,788,526
Land Securities Group plc (REIT)	1,735,240	20,670,041
Safestore Holdings plc (REIT)	689,912	5,360,094
Segro plc (REIT)	2,109,642	18,509,689
UNITE Group plc (The) (REIT)	927,256	11,088,554

		61,416,904

United States—52.3%
Alexandria Real Estate Equities, Inc. (REIT)	183,212	26,118,703
American Campus Communities, Inc. (REIT)	417,158	19,848,378
AvalonBay Communities, Inc. (REIT)	187,949	37,727,003
Brandywine Realty Trust (REIT)	393,155	6,235,438
Brixmor Property Group, Inc. (REIT) (c)	969,296	17,805,968
Columbia Property Trust, Inc. (REIT)	466,490	10,500,690
Cousins Properties, Inc. (REIT) (c)	1,293,296	12,493,239
CubeSmart (REIT) (c)	525,225	16,828,209
Digital Realty Trust, Inc. (REIT)	50,355	5,992,245
Douglas Emmett, Inc. (REIT)	388,097	15,686,881
Equinix, Inc. (REIT)	47,139	21,361,509
Equity Residential (REIT) (c)	617,405	46,502,945
Extra Space Storage, Inc. (REIT) (c)	296,244	30,190,226
Healthcare Trust of America, Inc. (REIT) - Class A	709,658	20,289,122
Hilton Worldwide Holdings, Inc. (c)	152,030	12,635,213
Hudson Pacific Properties, Inc. (REIT)	511,441	17,603,799

BHFTI-131

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United States—(Continued)
Invitation Homes, Inc. (REIT)	693,649	$16,876,480
Kimco Realty Corp. (REIT) (c)	662,388	12,254,178
Liberty Property Trust (REIT) (c)	205,236	9,937,527
MGM Growth Properties LLC (REIT) - Class A	326,003	10,513,597
Park Hotels & Resorts, Inc. (REIT)	621,372	19,312,242
Pebblebrook Hotel Trust (REIT) (c)	275,151	8,546,190
Piedmont Office Realty Trust, Inc. (REIT) - Class A	484,812	10,108,330
ProLogis, Inc. (REIT)	727,352	52,332,976
Regency Centers Corp. (REIT)	404,616	27,307,534
Simon Property Group, Inc. (REIT) (c)	259,416	47,268,189
STORE Capital Corp. (REIT)	637,759	21,364,926
Sun Communities, Inc. (REIT)	159,721	18,930,133
Taubman Centers, Inc. (REIT) (c)	173,482	9,173,728
Tier REIT, Inc. (REIT)	182,320	5,225,291
VEREIT, Inc. (REIT) (c)	2,290,059	19,167,794
VICI Properties, Inc. (REIT)	918,260	20,091,529
Vornado Realty Trust (REIT)	221,647	14,947,874
Welltower, Inc. (REIT) (c)	650,006	50,440,466

		691,618,552

Total Common Stocks (Cost $1,190,095,842)		1,312,597,326

Short-Term Investment—0.1%

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $1,151,331; collateralized by U.S. Treasury Note at 2.500%, maturing 01/15/22, with a market value of $1,175,044.	1,151,215	1,151,215

Total Short-Term Investments (Cost $1,151,215)		1,151,215

Securities Lending Reinvestments (d)—8.1%

Bank Note—0.2%
Bank of America N.A. 2.714%, 1M LIBOR + 0.230%, 07/15/19 (e)	2,000,000	2,000,000

Certificates of Deposit—3.8%
ABN AMRO Bank NV Zero Coupon, 07/05/19	1,982,465	1,986,040
BNP Paribas S.A. New York 2.784%, 3M LIBOR + 0.050%, 11/06/19 (e)	1,000,000	1,000,000
Canadian Imperial Bank of Commerce 2.734%, 1M LIBOR + 0.250%, 10/15/19 (e)	1,500,000	1,501,230
Chiba Bank, Ltd. 2.580%, 06/03/19	2,000,000	1,999,874
Commonwealth Bank of Australia
2.709%, 1M LIBOR + 0.210%, 09/13/19 (e)	2,000,000	2,000,000
2.901%, 3M LIBOR + 0.140%, 04/23/19 (e)	1,000,000	1,000,246
Credit Agricole S.A. 2.698%, 1M LIBOR + 0.210%, 12/20/19 (e)	5,000,000	5,000,260

Certificates of Deposit—(Continued)
Credit Industriel et Commercial 2.887%, 3M LIBOR + 0.090%, 10/15/19 (e)	1,500,000	1,500,545
Industrial & Commercial Bank of China, Ltd. 2.710%, 05/21/19	1,000,000	1,000,084
KBC Bank NV Zero Coupon, 04/23/19	1,986,293	1,997,160
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 06/21/19	1,986,648	1,988,244
Mizuho Bank, Ltd., New York 2.652%, 1M LIBOR + 0.160%, 09/12/19 (e)	1,000,000	1,000,000
MUFG Bank Ltd. 2.789%, 1M LIBOR + 0.300%, 05/01/19 (e)	2,000,000	2,000,358
Nationwide Building Society Zero Coupon, 06/24/19	990,759	993,689
Natixis New York 2.788%, 3M LIBOR + 0.090%, 05/10/19 (e)	1,500,000	1,500,321
Royal Bank of Canada New York 2.692%, 1M LIBOR + 0.210%, 09/17/19 (e)	3,000,000	3,001,686
Shizuoka Bank, Ltd. 2.600%, 05/07/19	1,000,000	1,000,045
Societe Generale 2.899%, 3M LIBOR + 0.160%, 05/07/19 (e)	2,000,000	2,000,504
Sumitomo Mitsui Banking Corp. 2.683%, 1M LIBOR + 0.190%, 04/11/19 (e)	1,500,000	1,500,057
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 05/20/19	990,567	996,380
2.600%, 07/05/19	4,000,000	4,000,204
Svenska Handelsbanken AB
2.851%, 3M LIBOR + 0.100%, 04/30/19 (e)	1,000,000	1,000,270
2.873%, 1M LIBOR + 0.380%, 12/10/19 (e)	2,000,000	2,003,516
Toronto-Dominion Bank 2.692%, 1M LIBOR + 0.210%, 09/17/19 (e)	3,000,000	3,001,542
U.S. Bank N.A. 2.746%, 1M LIBOR + 0.260%, 07/23/19 (e)	2,000,000	2,000,820
Wells Fargo Bank N.A. 2.939%, 3M LIBOR + 0.140%, 07/11/19 (e)	2,000,000	1,999,843
Westpac Banking Corp. 2.710%, FEDEFF PRV + 0.300%, 02/14/20 (e)	1,000,000	999,994

		49,972,912

Commercial Paper—0.9%
Alpine Securities Ltd. 2.669%, 1M LIBOR + 0.180%, 04/03/19 (e)	1,000,000	1,000,013
Bank of China, Ltd. 2.890%, 04/17/19	1,985,550	1,997,158
First Abu Dhabi Bank 2.750%, 04/16/19	993,125	998,743
HSBC Bank plc 2.819%, 1M LIBOR + 0.320%, 07/30/19 (e)	1,000,000	1,000,000
Industrial & Commercial Bank of China, Corp. 2.920%, 04/15/19	992,376	998,744
ING Funding LLC
2.778%, 3M LIBOR + 0.040%, 11/04/19 (e)	2,000,000	2,000,278
2.807%, 3M LIBOR + 0.110%, 05/10/19 (e)	1,000,000	1,000,247

BHFTI-132

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Commercial Paper—(Continued)
Matchpoint Finance plc 2.450%, 04/01/19	1,999,592	$1,999,562
Toronto-Dominion Bank 2.832%, 1M LIBOR + 0.350%, 11/05/19 (e)	1,000,000	1,001,396

		11,996,141

Repurchase Agreements—2.0%
Barclays Capital, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $3,780,280; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 01/15/22 - 11/15/46, and an aggregate market value of $3,855,067.	3,779,477	3,779,477
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $1,400,285; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $1,428,001.	1,400,000	1,400,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $1,300,303; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $1,326,001.	1,300,000	1,300,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $1,200,250; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $1,224,000.	1,200,000	1,200,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $4,000,917; collateralized by various Common Stock with an aggregate market value of $4,400,001.	4,000,000	4,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $1,814,264; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $1,928,440.	1,800,000	1,800,000
Societe Generale Repurchase Agreement dated 03/16/18 at 2.510%, due on 04/01/19 with a maturity value of $5,543,447; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $6,005,889.	5,400,000	5,400,000
Repurchase Agreement dated 03/21/18 at 2.510%, due on 04/01/19 with a maturity value of $3,078,647; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $3,336,605.	3,000,000	3,000,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/15/18 at 2.510%, due on 04/01/19 with a maturity value of $5,101,097; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $5,561,008.	5,000,000	5,000,000

		26,879,477

Time Deposits—1.2%
Canadian Imperial Bank of Commerce 2.400%, 04/01/19	2,000,000	2,000,000
Den Norske Bank 2.360%, 04/01/19	3,000,000	3,000,000
DNB Bank ASA 2.350%, 04/01/19	2,000,000	2,000,000
DZ Bank AG New York 2.430%, 04/01/19	2,000,000	2,000,000
Natixis New York 2.400%, 04/01/19	2,000,000	2,000,000
Nordea Bank New York 2.350%, 04/01/19	2,000,000	2,000,000
Skandi New York
2.380%, 04/01/19	1,000,000	1,000,000
Svenska, New York 2.360%, 04/01/19	2,000,000	2,000,000

		16,000,000

Total Securities Lending Reinvestments (Cost $106,835,802)		106,848,530

Total Investments—107.5% (Cost $1,298,082,859)		1,420,597,071
Other assets and liabilities (net)—(7.5)%		(99,083,503)

Net Assets—100.0%		$1,321,513,568

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Illiquid security. As of March 31, 2019, these securities represent 0.3% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $103,193,592 and the collateral received consisted of cash in the amount of $106,786,851. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTI-133

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Ten Largest Industries as of March 31, 2019 (Unaudited)	% of Net Assets
Office REIT’s	15.0
Retail REIT’s	12.9
Residential REIT’s	12.1
Real Estate Operating Companies	11.0
Diversified Real Estate Activities	9.8
Diversified REIT’s	9.2
Industrial REIT’s	7.6
Specialized REIT’s	7.6
Health Care REITs	5.4
Hotel & Resort REITs	4.1

Glossary of Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$54,056,105	$—	$54,056,105
Belgium	—	13,030,245	—	13,030,245
Canada	25,843,488	—	—	25,843,488
China	—	6,633,117	—	6,633,117
France	—	5,604,691	—	5,604,691
Germany	—	82,657,999	—	82,657,999
Hong Kong	—	113,763,826	—	113,763,826
Ireland	—	8,772,123	—	8,772,123
Japan	—	154,768,411	—	154,768,411
Norway	—	5,858,870	—	5,858,870
Singapore	—	32,237,134	—	32,237,134
Spain	—	12,538,928	—	12,538,928
Sweden	—	43,796,933	—	43,796,933
United Kingdom	—	61,416,904	—	61,416,904
United States	691,618,552	—	—	691,618,552
Total Common Stocks	717,462,040	595,135,286	—	1,312,597,326
Total Short-Term Investment*	—	1,151,215	—	1,151,215
Total Securities Lending Reinvestments*	—	106,848,530	—	106,848,530
Total Investments	$717,462,040	$703,135,031	$—	$1,420,597,071

Collateral for Securities Loaned (Liability)	$—	$(106,786,851)	$—	$(106,786,851)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-134

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—99.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.7%
L3 Technologies, Inc.	472,900	$97,592,373

Biotechnology—17.3%
Aduro Biotech, Inc. (a)	31,570	125,649
Agios Pharmaceuticals, Inc. (a) (b)	170,800	11,518,752
Amgen, Inc.	510,100	96,908,798
Biogen, Inc. (a)	745,000	176,103,100
ImmunoGen, Inc. (a)	499,700	1,354,187
Ionis Pharmaceuticals, Inc. (a) (b)	498,335	40,449,852
ProQR Therapeutics NV (a) (b)	88,300	1,224,721
Ultragenyx Pharmaceutical, Inc. (a) (b)	96,700	6,707,112
Vertex Pharmaceuticals, Inc. (a)	639,672	117,667,664
Voyager Therapeutics, Inc. (a)	68,910	1,318,937

		453,378,772

Building Products—2.0%
Johnson Controls International plc	1,406,834	51,968,448

Construction & Engineering—0.7%
Fluor Corp.	519,410	19,114,288

Diversified Telecommunication Services—0.2%
AT&T, Inc.	157,745	4,946,883

Electrical Equipment—0.3%
Nvent Electric plc	339,804	9,167,912

Electronic Equipment, Instruments & Components—4.5%
Dolby Laboratories, Inc. - Class A	295,300	18,595,041
TE Connectivity, Ltd.	1,219,625	98,484,719

		117,079,760

Energy Equipment & Services—2.7%
Core Laboratories NV (b)	514,070	35,434,845
National Oilwell Varco, Inc. (b)	916,878	24,425,630
Weatherford International plc (a) (b)	14,614,500	10,200,921

		70,061,396

Entertainment—4.4%
Liberty Braves Group - Class A (a) (b)	47,058	1,314,801
Liberty Braves Group - Class C (a)	94,117	2,613,629
Liberty Media Corp.-Liberty Formula One - Class A (a) (b)	117,647	4,004,704
Liberty Media Corp.-Liberty Formula One - Class C (a) (b)	235,294	8,247,055
Lions Gate Entertainment Corp. - Class B	348,621	5,264,177
Madison Square Garden Co. (The) - Class A (a) (b)	286,049	83,849,543
Viacom, Inc. - Class B	344,700	9,675,729

		114,969,638

Health Care Equipment & Supplies—2.1%
Medtronic plc	586,379	53,407,399
Wright Medical Group NV (a) (b)	58,679	1,845,455

		55,252,854

Health Care Providers & Services—7.4%
UnitedHealth Group, Inc.	784,000	193,851,840

Interactive Media & Services—1.9%
Facebook, Inc. - Class A (a)	75,500	12,585,095
Liberty TripAdvisor Holdings, Inc. - Class A (a)	154,420	2,191,220
Twitter, Inc. (a)	1,100,000	36,168,000

		50,944,315

Internet & Direct Marketing Retail—1.4%
Liberty Expedia Holdings, Inc. - Class A (a) (b)	167,951	7,188,303
Qurate Retail, Inc. (a)	1,767,200	28,239,856

		35,428,159

IT Services—0.1%
Science Applications International Corp. (b)	25,769	1,982,924

Machinery—0.6%
Pentair plc	339,804	15,124,676

Media—17.3%
AMC Networks, Inc. - Class A (a) (b)	825,825	46,873,827
CBS Corp. - Class B	323,200	15,361,696
Comcast Corp. - Class A	6,189,200	247,444,216
GCI Liberty, Inc. - Class A (a) (b)	251,927	14,009,660
Liberty Broadband Corp. - Class A (a) (b)	117,647	10,781,171
Liberty Broadband Corp. - Class C (a) (b)	305,883	28,061,706
Liberty Global plc - Class A (a) (b)	299,400	7,461,048
Liberty Global plc - Class C (a)	299,400	7,248,474
Liberty Latin America, Ltd. - Class A (a)	52,325	1,011,966
Liberty Latin America, Ltd. - Class C (a)	52,325	1,017,721
Liberty SiriusXM Group - Class A (a)	470,588	17,967,050
Liberty SiriusXM Group - Class C (a)	941,176	35,990,570
MSG Networks, Inc. - Class A (a) (b)	858,150	18,664,763

		451,893,868

Metals & Mining—1.2%
Freeport-McMoRan, Inc. (b)	1,270,800	16,380,612
Nucor Corp. (b)	274,700	16,028,745

		32,409,357

Oil, Gas & Consumable Fuels—5.0%
Anadarko Petroleum Corp.	2,794,860	127,110,233
Encana Corp.	682,403	4,940,597

		132,050,830

Pharmaceuticals—4.7%
Allergan plc	731,777	107,139,471
Bausch Health Cos., Inc. (a)	653,070	16,130,829

		123,270,300

Semiconductors & Semiconductor Equipment—9.4%
Broadcom, Inc.	456,161	137,172,174
Cree, Inc. (a) (b)	862,200	49,335,084
Intel Corp.	1,088,348	58,444,288

		244,951,546

BHFTI-135

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Software—7.6%
Autodesk, Inc. (a)	844,300	$131,558,826
Citrix Systems, Inc. (b)	521,100	51,932,826
FireEye, Inc. (a)	77,270	1,297,363
LogMeIn, Inc. (b)	85,873	6,878,428
Nuance Communications, Inc. (a) (b)	400,000	6,772,000

		198,439,443

Technology Hardware, Storage & Peripherals—5.1%
Seagate Technology plc (b)	2,348,500	112,469,665
Western Digital Corp. (b)	444,489	21,362,141

		133,831,806

Trading Companies & Distributors—0.1%
NOW, Inc. (a) (b)	229,219	3,199,897

Total Common Stocks (Cost $1,851,273,020)		2,610,911,285

Short-Term Investment—0.1%

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $3,562,734; collateralized by U.S. Treasury Note at 2.500%, maturing 01/15/22, with a market value of $3,636,559.	3,562,378	3,562,378

Total Short-Term Investments (Cost $3,562,378)		3,562,378

Securities Lending Reinvestments (c)—12.7%

Bank Note—0.1%
Bank of America N.A. 2.714%, 1M LIBOR + 0.230%, 07/15/19 (d)	2,000,000	2,000,000

Certificates of Deposit—7.9%
ABN AMRO Bank NV Zero Coupon, 07/05/19	4,956,163	4,965,100
Banco Santander S.A. 2.790%, 04/16/19	2,000,000	2,000,342
Bank of Montreal (Chicago) 2.813%, 1M LIBOR + 0.330%, 08/06/19 (d)	7,000,000	7,006,762
Bank of Nova Scotia 2.860%, SOFR + 0.430%, 05/16/19 (d)	1,000,000	999,999
Barclays Bank plc 2.950%, 08/02/19	6,000,000	6,001,620
BNP Paribas S.A. New York
2.624%, 1M LIBOR + 0.140%, 09/16/19 (d)	2,000,000	1,999,988
2.784%, 3M LIBOR + 0.050%, 11/06/19 (d)	2,000,000	2,000,000
2.790%, 1M LIBOR + 0.300%, 06/04/19 (d)	2,000,000	2,000,740
Canadian Imperial Bank of Commerce
2.734%, 1M LIBOR + 0.250%, 10/15/19 (d)	10,000,000	10,008,200
2.752%, 1M LIBOR + 0.270%, 07/19/19 (d)	2,000,000	2,001,222

Certificates of Deposit—(Continued)
Commonwealth Bank of Australia
2.709%, 1M LIBOR + 0.210%, 09/13/19 (d)	6,000,000	6,000,000
2.901%, 3M LIBOR + 0.140%, 04/23/19 (d)	4,000,000	4,000,984
Cooperative Rabobank UA 2.933%, 3M LIBOR + 0.150%, 01/08/20 (d)	4,000,000	4,001,772
Credit Agricole S.A. 2.698%, 1M LIBOR + 0.210%, 12/20/19 (d)	10,000,000	10,000,520
Credit Industriel et Commercial 2.887%, 3M LIBOR + 0.090%, 10/15/19 (d)	5,000,000	5,001,815
Credit Suisse AG 2.620%, 04/01/19	10,000,000	10,000,140
Industrial & Commercial Bank of China, Ltd. 2.710%, 05/21/19	5,000,000	5,000,420
KBC Bank NV Zero Coupon, 04/23/19	2,979,439	2,995,740
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 04/16/19	2,979,294	2,996,340
Zero Coupon, 06/21/19	1,986,648	1,988,244
Mizuho Bank, Ltd. Zero Coupon, 05/28/19	4,966,855	4,979,239
Mizuho Bank, Ltd., New York
2.789%, 1M LIBOR + 0.300%, 05/01/19 (d)	7,000,000	7,001,379
2.863%, 3M LIBOR + 0.080%, 07/09/19 (d)	2,000,000	1,999,824
MUFG Bank Ltd. 2.800%, 07/16/19	1,000,000	1,000,618
Nationwide Building Society Zero Coupon, 06/24/19	4,953,794	4,968,444
Natixis New York
2.788%, 3M LIBOR + 0.090%, 05/10/19 (d)	3,000,000	3,000,642
2.910%, SOFR + 0.480%, 06/12/19 (e)	1,000,000	1,000,000
Nordea Bank New York 2.750%, 06/17/19	4,500,000	4,501,701
Royal Bank of Canada New York 2.692%, 1M LIBOR + 0.210%, 09/17/19 (d)	5,000,000	5,002,810
Shizuoka Bank, Ltd. 2.600%, 05/07/19	2,000,000	2,000,090
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (d)	3,000,000	3,000,198
Societe Generale 2.863%, 3M LIBOR + 0.080%, 07/09/19 (d)	2,000,000	2,000,162
Standard Chartered plc
2.660%, 08/23/19	5,000,000	5,000,890
3.009%, 3M LIBOR + 0.230%, 04/24/19 (d)	2,000,000	2,000,248
Sumitomo Mitsui Banking Corp. 2.683%, 1M LIBOR + 0.190%, 04/11/19 (d)	8,000,000	8,000,304
Sumitomo Mitsui Banking Corp., New York 2.692%, 1M LIBOR + 0.210%, 05/17/19 (d)	5,000,000	5,000,780
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 05/20/19	4,952,835	4,981,900
Zero Coupon, 08/08/19	1,972,724	1,980,561
2.600%, 07/05/19	5,000,000	5,000,255
2.904%, 3M LIBOR + 0.100%, 07/08/19 (d)	4,000,000	3,999,992
Svenska Handelsbanken AB
2.799%, 1M LIBOR + 0.300%, 10/31/19 (d)	4,000,000	4,004,532
2.851%, 3M LIBOR + 0.100%, 04/30/19 (d)	5,000,000	5,001,350

BHFTI-136

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Toronto-Dominion Bank 2.692%, 1M LIBOR + 0.210%, 09/17/19 (d)	5,000,000	$5,002,570
U.S. Bank N.A. 2.746%, 1M LIBOR + 0.260%, 07/23/19 (d)	3,000,000	3,001,230
Wells Fargo Bank N.A.
2.939%, 3M LIBOR + 0.140%, 07/11/19 (d)	10,000,000	9,999,214
2.975%, 3M LIBOR + 0.210%, 10/25/19 (d)	2,500,000	2,500,000
Westpac Banking Corp. 2.710%, FEDEFF PRV + 0.300%, 02/14/20 (d)	11,000,000	10,999,937

		207,898,818

Commercial Paper—3.2%
Alpine Securities Ltd. 2.669%, 1M LIBOR + 0.180%, 04/03/19 (d)	5,000,000	5,000,065
Bank of China, Ltd. 2.890%, 04/17/19	9,927,750	9,985,790
Barton Capital S.A. 2.650%, 05/02/19	4,966,875	4,987,900
China Construction Bank Corp.
2.840%, 04/29/19	4,962,922	4,988,950
2.860%, 04/18/19	3,971,400	3,994,324
Fairway Finance Corp. 2.600%, 05/07/19	3,973,422	3,988,892
First Abu Dhabi Bank 2.750%, 04/16/19	1,986,250	1,997,486
Industrial & Commercial Bank of China, Corp.
2.880%, 04/18/19	1,985,600	1,997,042
2.920%, 04/15/19	4,961,878	4,993,720
ING Funding LLC
2.778%, 3M LIBOR + 0.040%, 11/04/19 (d)	5,000,000	5,000,695
2.807%, 3M LIBOR + 0.110%, 05/10/19 (d)	7,500,000	7,501,852
LMA S.A. & LMA Americas, Corp. 2.750%, 08/05/19	2,958,292	2,971,506
Matchpoint Finance plc 2.450%, 04/01/19	999,796	999,781
Royal Bank of Canada 2.957%, 3M LIBOR + 0.160%, 01/14/20 (d)	2,000,000	2,002,090
Sheffield Receivables Co.
2.850%, 06/24/19	2,960,338	2,980,848
2.900%, SOFR + 0.470%, 05/30/19 (d)	5,000,000	5,000,000
Toronto-Dominion Bank 2.832%, 1M LIBOR + 0.350%, 11/05/19 (d)	2,000,000	2,002,792
Toyota Motor Credit Corp. 2.620%, 08/29/19	9,871,183	9,891,150
Westpac Banking Corp. 2.809%, 3M LIBOR + 0.070%, 08/07/19 (d)	3,000,000	3,001,188

		83,286,071

Master Demand Notes—0.2%
Natixis Financial Products LLC 2.650%, OBFR + 0.250%, 04/01/19 (d)	5,000,000	5,000,000

Repurchase Agreements—1.1%
Barclays Capital, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $4,443,137; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 01/15/22 - 11/15/46, and an aggregate market value of $4,531,037.	4,442,193	4,442,193
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $2,005,444; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $93,584; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $95,436.	93,565	93,565
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $1,000,229; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $15,760,854; collateralized by various Common Stock with an aggregate market value of $16,500,010.	15,000,000	15,000,000
Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $3,728,500; collateralized by various Common Stock with an aggregate market value of $4,070,000.	3,700,000	3,700,000
NBC Global Finance, Ltd. Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $503,962; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $535,678.	500,000	500,000
Societe Generale
Repurchase Agreement dated 03/16/18 at 2.510%, due on 04/01/19 with a maturity value of $1,642,503; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $1,779,523.	1,600,000	1,600,000
Repurchase Agreement dated 06/15/18 at 2.510%, due on 04/01/19 with a maturity value of $1,020,219; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $1,112,202.	1,000,000	1,000,000

		29,335,758

BHFTI-137

Brighthouse Funds Trust I

ClearBridge Aggressive Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Time Deposit—0.2%
DNB Bank ASA 2.350%, 04/01/19	5,000,000	$5,000,000

Total Securities Lending Reinvestments (Cost $332,470,962)		332,520,647

Total Investments—112.5% (Cost $2,187,306,360)		2,946,994,310
Other assets and liabilities (net)—12.5)%		(327,944,736)

Net Assets—100.0%		$2,619,049,574

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $331,928,771 and the collateral received consisted of cash in the amount of $332,109,214 and non-cash collateral with a value of $5,196,600. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe- keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,610,911,285	$—	$—	$2,610,911,285
Total Short-Term Investment*	—	3,562,378	—	3,562,378
Total Securities Lending Reinvestments*	—	332,520,647	—	332,520,647
Total Investments	$2,610,911,285	$336,083,025	$—	$2,946,994,310

Collateral for Securities Loaned (Liability)	$—	$(332,109,214)	$—	$(332,109,214)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-138

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—96.5% of Net Assets

Security Description	Shares	Value

Australia—2.3%
AMP, Ltd.	14,878,822	$22,294,093
Brambles, Ltd.	671,100	5,620,480
Orica, Ltd.	3,066,367	38,515,912

		66,430,485

Canada—1.6%
Alimentation Couche-Tard, Inc. - Class B	130,700	7,699,109
Cenovus Energy, Inc.	4,581,265	39,767,032

		47,466,141

China—1.1%
Baidu, Inc. (ADR) (a)	195,675	32,257,024

France—11.0%
Accor S.A.	1,306,300	52,941,874
BNP Paribas S.A.	2,587,257	124,000,766
Bureau Veritas S.A.	1,183,160	27,803,793
Danone S.A.	241,733	18,645,798
Publicis Groupe S.A.	981,959	52,675,939
Valeo S.A.	1,594,100	46,410,469

		322,478,639

Germany—16.2%
Allianz SE	319,800	71,129,625
Bayer AG	1,296,060	83,762,352
Bayerische Motoren Werke AG	1,077,907	83,123,724
Continental AG	576,000	86,706,844
Daimler AG	1,813,893	106,297,680
ThyssenKrupp AG	3,114,400	42,784,777

		473,805,002

Indonesia—1.3%
Bank Mandiri Persero Tbk PT (a)	71,584,300	37,492,851

Ireland—2.3%
Ryanair Holdings plc (ADR) (a)	875,200	65,587,488

Italy—3.4%
Intesa Sanpaolo S.p.A.	40,646,600	99,054,772

Japan—5.0%
Komatsu, Ltd.	2,378,100	55,614,759
Olympus Corp.	2,342,800	25,475,138
Omron Corp.	316,200	14,875,109
Toyota Motor Corp.	872,700	51,188,622

		147,153,628

Mexico—0.9%
Grupo Televisa S.A.B. (ADR) (b)	2,445,008	27,041,788

Netherlands—4.4%
Akzo Nobel NV	188,320	16,703,784
ASML Holding NV	250,650	47,103,075
EXOR NV	1,015,505	65,967,659

		129,774,518

South Africa—2.1%
Naspers, Ltd. - N Shares	266,656	61,699,485

South Korea—2.8%
NAVER Corp.	344,973	37,740,719
Samsung Electronics Co., Ltd.	1,130,350	44,450,528

		82,191,247

Sweden—6.6%
Hennes & Mauritz AB - B Shares (b)	5,775,600	96,310,197
SKF AB - B Shares (b)	2,388,890	39,704,959
Volvo AB - B Shares	3,694,891	57,118,010

		193,133,166

Switzerland—12.6%
Cie Financiere Richemont S.A.	643,547	46,946,846
Credit Suisse Group AG (a)	8,773,054	102,414,126
Ferguson plc	556,465	35,513,260
Glencore plc (a)	19,574,220	81,410,949
Kuehne & Nagel International AG	242,002	33,232,596
LafargeHolcim, Ltd. (a)	1,057,405	52,319,957
Nestle S.A.	165,800	15,823,430

		367,661,164

Taiwan—1.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,389,000	35,111,720

United Kingdom—20.5%
Ashtead Group plc	2,104,941	50,852,262
CNH Industrial NV	8,613,500	87,839,035
Diageo plc	316,300	12,937,281
Experian plc	325,500	8,819,612
G4S plc	8,116,000	19,456,280
Liberty Global plc - Class A (a)	1,181,000	29,430,520
Liberty Global plc - Class C (a)	1,525,900	36,942,039
Lloyds Banking Group plc	107,466,600	87,174,753
Meggitt plc	1,380,218	9,049,547
Reckitt Benckiser Group plc	389,500	32,456,119
Rolls-Royce Holdings plc (a)	2,495,500	29,475,531
Royal Bank of Scotland Group plc	15,753,301	50,816,944
Schroders plc	1,813,284	63,838,766
Schroders plc (non-voting shares)	10,427	292,041
Smiths Group plc	1,605,007	30,034,632
WPP plc	4,631,500	49,077,417

		598,492,779

United States—1.2%
Willis Towers Watson plc	192,874	33,878,318

Total Common Stocks (Cost $3,174,537,965)		2,820,710,215

BHFTI-139

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Short-Term Investment—2.8%

Security Description	Principal Amount*	Value

Repurchase Agreement—2.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $81,766,187; collateralized by U.S. Treasury Notes with rates ranging from 1.125% - 2.125%, maturing 09/30/21, and an aggregate market value of $83,397,082.	81,758,011	$81,758,011

Total Short-Term Investments (Cost $81,758,011)		81,758,011

Securities Lending Reinvestments (c)—3.7%

Certificates of Deposit—0.6%
Bank of Montreal (Chicago) 2.813%, 1M LIBOR + 0.330%, 08/06/19 (d)	2,000,000	2,001,932
Royal Bank of Canada New York 2.692%, 1M LIBOR + 0.210%, 09/17/19 (d)	3,000,000	3,001,686
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (d)	3,000,000	3,000,198
Standard Chartered plc 2.812%, 1M LIBOR + 0.330%, 05/17/19 (d)	2,000,000	2,000,366
State Street Bank and Trust 2.754%, 1M LIBOR + 0.270%, 05/15/19 (d)	4,000,000	4,000,916
Sumitomo Mitsui Banking Corp., New York 2.692%, 1M LIBOR + 0.210%, 05/17/19 (d)	2,000,000	2,000,312
Wells Fargo Bank N.A. 2.939%, 3M LIBOR + 0.140%, 07/11/19 (d)	2,500,000	2,499,803

		18,505,213

Commercial Paper—0.3%
Matchpoint Finance plc 2.450%, 04/01/19	1,999,592	1,999,562
Westpac Banking Corp. 2.766%, 1M LIBOR + 0.280%, 05/24/19 (d)	5,000,000	5,002,135

		7,001,697

Repurchase Agreements—1.9%
Barclays Capital, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $8,371,291; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 01/15/22 - 11/15/46, and an aggregate market value of $8,536,905.	8,369,513	8,369,513
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $3,000,610; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $3,060,002.	3,000,000	3,000,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $2,800,653; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $2,856,002.	2,800,000	2,800,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $2,700,563; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $2,754,000.	2,700,000	2,700,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $3,000,688; collateralized by various Common Stock with an aggregate market value of $3,300,001.	3,000,000	3,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $3,628,527; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $3,856,881.	3,600,000	3,600,000
Nomura Securities International, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $10,002,125; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.875%, maturity dates ranging from 04/11/19 - 11/15/48, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
Societe Generale Repurchase Agreement dated 03/16/18 at 2.510%, due on 04/01/19 with a maturity value of $11,394,862; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $12,345,439.	11,100,000	11,100,000
Societe Generale
Repurchase Agreement dated 06/15/18 at 2.510%, due on 04/01/19 with a maturity value of $10,202,194; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $11,122,017.	10,000,000	10,000,000
Repurchase Agreement dated 03/21/18 at 2.510%, due on 04/01/19 with a maturity value of $2,052,431; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $2,224,403.	2,000,000	2,000,000

		56,569,513

BHFTI-140

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—0.9%
Australia & New Zealand Banking Group, Ltd. 2.450%, 04/01/19	4,000,000	$4,000,000
Canadian Imperial Bank of Commerce 2.400%, 04/01/19	4,000,000	4,000,000
Den Norske Bank
2.360%, 04/01/19	3,000,000	3,000,000
DNB Bank ASA 2.350%, 04/01/19	1,000,000	1,000,000
DZ Bank AG New York 2.430%, 04/01/19	4,000,000	4,000,000
National Australia Bank, Ltd. 2.430%, 04/01/19	2,000,000	2,000,000
Nordea Bank New York 2.350%, 04/01/19	4,000,000	4,000,000
Royal Bank of Canada 2.450%, 04/01/19	1,000,000	1,000,000
Svenska, New York 2.360%, 04/01/19	4,000,000	4,000,000

		27,000,000

Total Securities Lending Reinvestments (Cost $109,069,513)		109,076,423

Total Investments— 103.0% (Cost $3,365,365,489)		3,011,544,649
Other assets and liabilities (net)—(3.0)%		(88,483,899)

Net Assets—100.0%		$2,923,060,750

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $108,908,227 and the collateral received consisted of cash in the amount of $109,069,104. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Ten Largest Industries as of March 31, 2019 (Unaudited)	% of Net Assets
Banks	13.6
Automobiles	8.2
Machinery	8.2
Media	6.7
Capital Markets	5.7
Auto Components	4.6
Metals & Mining	4.2
Insurance	3.6
Specialty Retail	3.3
Diversified Financial Services	3.0

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CHF	6,085,000	SSBT	06/19/19	USD	6,331,373	$(175,293)

Contracts to Deliver
CHF	56,329,000	SSBT	06/19/19	USD	59,620,657	2,633,673

Net Unrealized Appreciation						$2,458,380

Glossary of Abbreviations

Counterparties

(SSBT)—	State Street Bank and Trust

Currencies

(CHF)—	Swiss Franc
(USD)—	United States Dollar

Other Abbreviations

(ADR)—	American Depositary Receipt
(LIBOR)—	London Interbank Offered Rate

BHFTI-141

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$66,430,485	$—	$66,430,485
Canada	47,466,141	—	—	47,466,141
China	32,257,024	—	—	32,257,024
France	—	322,478,639	—	322,478,639
Germany	—	473,805,002	—	473,805,002
Indonesia	—	37,492,851	—	37,492,851
Ireland	65,587,488	—	—	65,587,488
Italy	—	99,054,772	—	99,054,772
Japan	—	147,153,628	—	147,153,628
Mexico	27,041,788	—	—	27,041,788
Netherlands	—	129,774,518	—	129,774,518
South Africa	—	61,699,485	—	61,699,485
South Korea	—	82,191,247	—	82,191,247
Sweden	—	193,133,166	—	193,133,166
Switzerland	—	367,661,164	—	367,661,164
Taiwan	—	35,111,720	—	35,111,720
United Kingdom	66,372,559	532,120,220	—	598,492,779
United States	33,878,318	—	—	33,878,318
Total Common Stocks	272,603,318	2,548,106,897	—	2,820,710,215
Total Short-Term Investment*	—	81,758,011	—	81,758,011
Total Securities Lending Reinvestments*	—	109,076,423	—	109,076,423
Total Investments	$272,603,318	$2,738,941,331	$—	$3,011,544,649

Collateral for Securities Loaned (Liability)	$—	$(109,069,104)	$—	$(109,069,104)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,633,673	$—	$2,633,673
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(175,293)	—	(175,293)
Total Forward Contracts	$—	$2,458,380	$—	$2,458,380

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-142

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—4.6% of Net Assets

Security Description	Principal Amount*	Value

U.S. Treasury—4.6%
U.S. Treasury Floating Rate Notes
2.389%, 3M USTBMM + 0.000%, 01/31/20 (a)	11,050,000	$11,044,163
2.422%, 3M USTBMM + 0.033%, 04/30/20 (a)	29,992,000	29,968,444
2.432%, 3M USTBMM + 0.043%, 07/31/20 (a)	28,160,000	28,130,597

Total U.S. Treasury & Government Agencies (Cost $69,202,000)		69,143,204

Municipals—2.4%
New York State Housing Finance Agency, Revenue Bonds
2.380%, 05/01/50 (a)	17,200,000	17,200,000
2.500%, 11/01/49 (a)	18,000,000	18,000,000

Total Municipals (Cost $35,200,000)		35,200,000

Commodity-Linked Securities—2.0%
Canadian Imperial Bank of Commerce Commodity Linked EMTN, U.S. Federal Funds (Effective) Rate minus 0.020% (linked to Canadian Imperial Bank of Commerce Custom 5 Agriculture Commodity Index, multiplied by 2), 08/23/19 (144A) (a)	7,570,000	6,682,271
Cargill, Inc. Commodity Linked Note, one month LIBOR Rate minus 0.010% (linked to Monthly Rebalance Commodity Excess Return Index, multiplied by 2), 03/20/20 (144A) (a)	13,900,000	13,571,296
Royal Bank of Canada Commodity Linked Note, U.S. Federal Funds (Effective) Rate minus 0.040% (linked to Royal Bank of Canada Enhanced Agriculture Basket 04 Excess Return Index, multiplied by 2), 08/30/19 (144A) (a)	10,050,000	9,034,760

Total Commodity-Linked Securities (Cost $31,520,000)		29,288,327

Short-Term Investments—88.9%

Certificate of Deposit—3.2%
BNP Paribas S.A. 2.732%, 1M LIBOR + 0.250%, 04/18/19 (a)	20,000,000	20,001,396
Canadian Imperial Bank of Commerce 2.847%, 3M LIBOR + 0.150%, 05/09/19 (a)	15,000,000	15,002,616
Wells Fargo Bank N.A. 2.983%, 1M LIBOR + 0.500%, 04/05/19 (a)	13,000,000	13,001,411

		48,005,423

Commercial Paper—59.2%
American Honda Finance Corp. 2.520%, 04/26/19 (b)	35,000,000	34,933,387
Anglesea Funding LLC
Zero Coupon, 04/01/19 (144A)	20,000,000	19,995,983
2.639%, 1M LIBOR + 0.150%, 08/28/19 (144A) (a)	21,000,000	21,000,001
Apple, Inc. 2.394%, 04/22/19 (b)	40,000,000	39,935,413
ASB Finance, Ltd. 2.918%, 3M LIBOR + 0.220%, 11/12/19 (144A) (a)	20,000,000	20,019,387

Commercial Paper—(Continued)
Banco Del Estado De Chile 2.700%, 06/11/19	30,000,000	30,008,724
Barton Capital LLC 2.592%, 06/10/19 (144A) (b)	40,000,000	39,789,273
Chevron Corp.
2.191%, 04/09/19 (144A) (b)	39,000,000	38,971,519
Citibank N.A 2.620%, 09/13/19	20,000,000	20,001,917
Coca-Cola Co. (The)
2.461%, 05/02/19 (144A) (b)	9,000,000	8,979,116
2.547%, 07/09/19 (144A) (b)	31,189,000	30,964,190
Collateralized Commercial Paper II Co. 2.953%, 3M LIBOR + 0.220%, 08/05/19 (144A) (a)	30,000,000	30,024,510
Concord Minutemen Capital Co. LLC 2.630%, 06/17/19 (144A)	20,000,000	20,001,935
Credit Industriel et Commercial 2.570%, 04/23/19	13,000,000	13,001,012
Ebury Finance, Ltd. Zero Coupon, 04/01/19 (144A)	40,000,000	39,991,833
Exxon Mobil Corp. 2.455%, 05/22/19 (b)	40,000,000	39,853,840
Intel Corp. 2.223%, 04/11/19 (b)	12,500,000	12,489,144
Kells Funding LLC 2.580%, 05/21/19 (144A)	17,000,000	16,937,456
Kimberly-Clark Corp. 1.643%, 04/03/19 (b)	40,000,000	39,986,583
L’Oreal U.S.A., Inc. 2.380%, 04/23/19 (144A) (b)	25,000,000	24,957,934
Merck & Co., Inc. 2.175%, 04/08/19 (144A) (b)	15,000,000	14,990,013
Mitsubishi UFJ Trust & Banking Corp. 2.506%, 05/09/19 (b)	15,000,000	14,957,992
Mont Blanc Capital Corp. 2.191%, 04/04/19 (144A) (b)	10,000,000	9,995,917
Nestle Capital Corp. 2.479%, 07/16/19 (144A) (b)	30,000,000	29,772,644
Nestle Finance International, Ltd. 2.540%, 07/16/19 (b)	10,000,000	9,924,215
Novartis Finance Corp. 2.375%, 04/22/19 (b)	21,000,000	20,965,994
Old Line Funding LLC 2.612%, 06/10/19 (144A) (b)	40,000,000	39,797,547
PACCAR Financial Corp.
2.182%, 04/09/19 (b)	20,000,000	19,985,150
2.330%, 04/18/19 (b)	20,000,000	19,972,811
Toronto-Dominion Bank 2.720%, 1M LIBOR + 0.230%, 10/03/19 (a)	30,000,000	30,006,793
Total Capital Canada, Ltd.
1.764%, 04/03/19 (144A) (b)	20,000,000	19,993,319
2.521%, 05/28/19 (b)	16,000,000	15,932,800
Toyota Motor Finance 2.793%, 3M LIBOR + 0.100%, 05/10/19 (a)	30,000,000	30,004,136
Walmart, Inc. 2.192%, 04/08/19 (144A) (b)	33,000,000	32,977,817

BHFTI-143

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Shares/ Principal Amount*	Value

Commercial Paper—(Continued)
Westpac Banking Corp. 2.918%, 3M LIBOR + 0.180%, 11/08/19 (144A) (a)	30,000,000	$30,034,170

		881,154,475

Mutual Funds—18.0%
STIC (Global Series) plc - U.S. Dollar Liquidity Portfolio, Institutional Class 2.530% (c) (d)	160,802,613	160,802,613
STIT-Government & Agency Portfolio, Institutional Class 2.323% (c) (d)	64,691,513	64,691,513
STIT-Treasury Portfolio, Institutional Class 2.301% (c) (d)	43,127,675	43,127,675

		268,621,801

U.S. Treasury—8.5%
U.S. Treasury Bills
2.390%, 05/07/19 (b)	35,500,000	35,415,111
2.461%, 07/11/19 (b) (e)	28,500,000	28,310,399
2.490%, 06/06/19 (b) (e)	63,200,000	62,926,265

		126,651,775

Total Short-Term Investments (Cost $1,324,423,951)		1,324,433,474

Total Investments—97.9% (Cost $1,460,345,951)		1,458,065,005
Other assets and liabilities (net)—2.1%		30,961,669

Net Assets—100.0%		$1,489,026,674

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	The rate shown represents current yield to maturity.
(c)	The rate shown represents the annualized seven-day yield as of March 31, 2019.
(d)	Affiliated Issuer.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2019, the market value of securities pledged was $48,684,810.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2019, the market value of 144A securities was $518,482,891, which is 34.8% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/17/19	4,025	AUD	557,690,074	$7,320,571
Brent Crude Oil Futures	07/31/19	419	USD	27,955,680	749,141
Canada Government Bond 10 Year Futures	06/19/19	3,282	CAD	456,329,280	7,045,991
Euro STOXX 50 Index Futures	06/21/19	2,770	EUR	90,634,400	1,778,018
Euro-Bund Futures	06/06/19	916	EUR	152,367,440	3,545,284
FTSE 100 Index Futures	06/21/19	1,445	GBP	104,206,175	3,014,366
Hang Seng Index Futures	04/29/19	434	HKD	630,970,900	1,273,326
New York Harbor ULSD Futures	04/30/19	131	USD	10,846,643	(88,698)
RBOB Gasoline Futures	04/30/19	433	USD	34,235,145	718,702
Russell 2000 Index E-Mini Futures	06/21/19	1,133	USD	87,456,270	863,984
S&P 500 Index E-Mini Futures	06/21/19	690	USD	97,904,100	2,860,643
Silver Futures	05/29/19	123	USD	9,292,650	(646,451)
TOPIX Index Futures	06/13/19	892	JPY	14,200,640,000	(622,249)
U.S. Treasury Long Bond Futures	06/19/19	987	USD	147,710,719	4,049,916
United Kingdom Long Gilt Bond Futures	06/26/19	890	GBP	115,139,300	2,425,786
WTI Light Sweet Crude Oil Futures	08/20/19	196	USD	11,863,880	541,034

Net Unrealized Appreciation					$34,829,364

BHFTI-144

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Swap Agreements

OTC Total Return Swaps

Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	0.330%	Monthly	10/23/19	BBP	Barclays Copper Excess Return Index	USD	26,456,928	$244,604	$—	$244,604
Pay	0.300%	Monthly	04/10/19	CIBC	CIBC Dynamic Roll LME Copper Excess Return Index	USD	28,931,850	365,219	—	365,219
Pay	0.470%	Monthly	02/14/20	CG	Cargill 11 Commodity Index (a)	USD	36,387,162	(99,943)	—	(99,943)
Pay	0.400%	Monthly	02/12/20	GSI	Goldman Sachs Alpha Basket 1072 Excess Return Strategy (b)	USD	31,404,102	113,647	—	113,647
Pay	0.250%	Monthly	04/25/19	JPMC	JPMorgan Contag Gas Oil Class A Excess Return Index	USD	12,590,019	178,730	—	178,730
Pay	0.250%	Monthly	11/12/19	MLI	MLCX Natural Gas Excess Return Index	USD	14,439,283	—	—	—
Pay	0.140%	Monthly	06/26/19	MLI	Merrill Lynch Gold Excess Return Index	USD	22,286,348	—	—	—
Pay	0.380%	Monthly	10/15/19	MSC	S&P GSCI Alminum Dynamic Roll Index	USD	8,332,581	(24,436)	—	(24,436)
Pay	0.090%	Monthly	10/15/19	JPMC	S&P GSCI Gold Official Close Index	USD	20,321,456	(311,280)	—	(311,280)

Totals								$466,541	$—	$466,541

Cash in the amount of $110,000 has been received at the custodian bank as collateral for OTC swap contracts.

(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

(a)

The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Cargill, Inc., as of March 31, 2019:

Futures Contracts—Long	Notional Value	Component Weighting
Cotton No. 2	$7,241,046	19.9%
Sugar No. 11	7,095,497	19.5%
Soybean Meal	6,986,335	19.2%
Soybean	6,840,786	18.8%
Wheat	1,819,358	5.0%
Soybean Oil	1,710,197	4.7%
Corn No. 2 Yellow	1,673,809	4.6%
Coffee “C”	1,637,422	4.5%
Live Cattle	1,164,389	3.2%
Lean Hogs	218,323	0.6%

	$36,387,162	100.0%

(b)

The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Goldman Sachs International, as of March 31, 2019:

Futures Contracts—Long	Notional Value	Component Weighting
Cotton No. 2	$6,249,415	19.9%
Sugar No. 11	6,123,800	19.5%
Soybean Meal	6,029,588	19.2%
Soybean	5,903,971	18.8%
Wheat	1,570,205	5.0%
Soybean Oil	1,475,993	4.7%
Corn No. 2 Yellow	1,444,589	4.6%
Coffee “C”	1,413,185	4.5%
Live Cattle	1,004,931	3.2%
Lean Hogs	188,425	0.6%

	$31,404,102	100.0%

BHFTI-145

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(CG)—	Cargill, Inc.
(CIBC)—	Canadian Imperial Bank of Commerce
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MLI)—	Merrill Lynch International
(MSC)—	Morgan Stanely Captial Services, LLC

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(USTBMM)—	U.S. Treasury Bill Money Market Yield

Other Abbreviations

(EMTN)—	Euro Medium-Term Note

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$69,143,204	$—	$69,143,204
Total Municipals	—	35,200,000	—	35,200,000
Total Commodity-Linked Securities	—	29,288,327	—	29,288,327
Total Short-Term Investments*	268,621,801	1,055,811,673	—	1,324,433,474
Total Investments	$268,621,801	$1,189,443,204	$—	$1,458,065,005

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$36,186,762	$—	$—	$36,186,762
Futures Contracts (Unrealized Depreciation)	(1,357,398)	—	—	(1,357,398)
Total Futures Contracts	$34,829,364	$—	$—	$34,829,364
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$902,200	$—	$902,200
OTC Swap Contracts at Value (Liabilities)	—	(435,659)	—	(435,659)
Total OTC Swap Contracts	$—	$466,541	$—	$466,541

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-146

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—93.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.3%
Arconic, Inc. (a)	691,947	$13,223,107
Textron, Inc. (a)	334,153	16,928,191

		30,151,298

Automobiles—2.0%
General Motors Co. (a)	1,273,007	47,228,560

Banks—17.3%
Bank of America Corp.	3,679,769	101,524,827
Citigroup, Inc.	1,807,409	112,456,988
Citizens Financial Group, Inc.	769,327	25,003,127
Fifth Third Bancorp (a)	1,202,426	30,325,184
JPMorgan Chase & Co.	786,621	79,629,644
PNC Financial Services Group, Inc. (The)	207,520	25,454,403
Wells Fargo & Co.	700,197	33,833,519

		408,227,692

Biotechnology—1.2%
Gilead Sciences, Inc.	427,415	27,786,249

Building Products—1.8%
Johnson Controls International plc (a)	1,143,032	42,223,602

Capital Markets—5.3%
Bank of New York Mellon Corp. (The) (a)	578,646	29,181,118
Goldman Sachs Group, Inc. (The)	125,221	24,041,180
Morgan Stanley	939,249	39,636,308
State Street Corp.	497,244	32,723,627

		125,582,233

Chemicals—0.6%
CF Industries Holdings, Inc. (a)	375,699	15,358,575

Communications Equipment—2.5%
Cisco Systems, Inc.	1,077,221	58,159,162

Consumer Finance—0.9%
Ally Financial, Inc.	743,973	20,451,818

Containers & Packaging—1.5%
International Paper Co. (a)	754,851	34,926,956

Diversified Telecommunication Services—0.8%
AT&T, Inc. (a)	628,303	19,703,582

Electrical Equipment—2.0%
Eaton Corp. plc	380,386	30,643,896
Emerson Electric Co. (a)	247,193	16,925,305

		47,569,201

Energy Equipment & Services—0.6%
Halliburton Co.	496,773	14,555,449

Food Products—2.1%
Archer-Daniels-Midland Co.	439,002	18,934,156

Food Products—(Continued)
Bunge, Ltd.	181,780	9,647,065
Danone S.A.	268,635	20,720,853

		49,302,074

Health Care Equipment & Supplies—1.0%
Medtronic plc	260,450	23,721,786

Health Care Providers & Services—4.2%
Anthem, Inc.	165,062	47,369,493
Cardinal Health, Inc.	380,373	18,314,960
CVS Health Corp.	328,997	17,742,808
McKesson Corp.	145,047	16,979,202

		100,406,463

Hotels, Restaurants & Leisure—1.8%
Carnival Corp.	829,896	42,092,325

Household Products—2.8%
Kimberly-Clark Corp.	318,550	39,468,345
Reckitt Benckiser Group plc	309,016	25,749,576

		65,217,921

Industrial Conglomerates—0.4%
General Electric Co.	890,819	8,899,282

Insurance—3.2%
Allstate Corp. (The)	240,097	22,612,335
American International Group, Inc. (a)	1,218,250	52,457,845

		75,070,180

Internet & Direct Marketing Retail—1.6%
eBay, Inc.	1,018,221	37,816,728

IT Services—1.1%
Cognizant Technology Solutions Corp. - Class A	358,924	26,004,044

Machinery—1.2%
Caterpillar, Inc.	80,147	10,859,117
Ingersoll-Rand plc	156,632	16,908,424

		27,767,541

Media—2.9%
CBS Corp. - Class B	363,946	17,298,354
Charter Communications, Inc. - Class A (a) (b)	73,356	25,447,930
Comcast Corp. - Class A	630,283	25,198,714

		67,944,998

Oil, Gas & Consumable Fuels—17.6%
Anadarko Petroleum Corp.	293,110	13,330,643
BP plc (ADR)	1,149,202	50,243,111
Canadian Natural Resources, Ltd.	785,213	21,558,323
Chevron Corp.	393,403	48,459,382
Devon Energy Corp. (a)	1,141,745	36,033,472
Encana Corp.	2,035,821	14,739,344

BHFTI-147

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Exxon Mobil Corp.	78,489	$6,341,911
Hess Corp. (a)	597,115	35,964,237
Marathon Oil Corp.	2,534,638	42,353,801
Noble Energy, Inc. (a)	841,896	20,820,088
Occidental Petroleum Corp.	310,306	20,542,257
Royal Dutch Shell plc - Class A (ADR)	874,525	54,736,520
Suncor Energy, Inc.	1,548,245	50,209,585

		415,332,674

Pharmaceuticals—6.6%
Allergan plc (a)	249,514	36,531,345
Bristol-Myers Squibb Co. (a)	218,303	10,415,236
Merck & Co., Inc.	143,755	11,956,103
Mylan NV (b)	731,811	20,739,524
Novartis AG	255,888	24,627,614
Pfizer, Inc.	370,819	15,748,683
Sanofi (ADR)	790,678	35,011,222

		155,029,727

Semiconductors & Semiconductor Equipment—3.3%
Intel Corp. (a)	832,447	44,702,404
QUALCOMM, Inc.	594,379	33,897,434

		78,599,838

Software—1.6%
Microsoft Corp.	315,884	37,255,359

Specialty Retail—1.1%
Advance Auto Parts, Inc. (a)	70,219	11,974,446
Gap, Inc. (The) (a)	574,385	15,037,399

		27,011,845

Technology Hardware, Storage & Peripherals—0.2%
NetApp, Inc. (a)	69,287	4,804,361

Tobacco—2.7%
Altria Group, Inc.	483,906	27,790,721
Philip Morris International, Inc.	395,715	34,977,249

		62,767,970

Wireless Telecommunication Services—0.5%
Vodafone Group plc	6,988,586	12,733,309

Total Common Stocks (Cost $1,934,706,701)		2,209,702,802

Mutual Fund—0.4%

Investment Company Security—0.4%
Altaba, Inc. (b) (Cost $4,461,655)	130,897	9,702,086

Short-Term Investment—5.5%
Security Description	Principal Amount*	Value

Repurchase Agreement—5.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $130,572,688; collateralized by U.S. Treasury Note at 2.500%, maturing 01/15/22, with a market value of $133,175,034.	130,559,632	130,559,632

Total Short-Term Investments (Cost $130,559,632)		130,559,632

Securities Lending Reinvestments (c)—13.3%

Bank Note—0.1%
Bank of America N.A. 2.714%, 1M LIBOR + 0.230%, 07/15/19 (d)	2,000,000	2,000,000

Certificates of Deposit—8.9%
ABN AMRO Bank NV Zero Coupon, 07/05/19	9,912,326	9,930,200
Banco Del Estado De Chile New York 2.838%, 1M LIBOR + 0.350%, 05/20/19 (d)	1,000,000	1,000,355
Bank of Montreal (Chicago) 2.813%, 1M LIBOR + 0.330%, 08/06/19 (d)	6,000,000	6,005,796
Bank of Nova Scotia
2.860%, SOFR + 0.430%, 05/16/19 (d)	4,000,000	3,999,997
2.967%, 3M LIBOR + 0.170%, 01/09/20 (d)	5,000,000	5,000,280
Barclays Bank plc 2.950%, 08/02/19	10,000,000	10,002,700
Canadian Imperial Bank of Commerce
2.734%, 1M LIBOR + 0.250%, 10/15/19 (d)	6,000,000	6,004,920
2.752%, 1M LIBOR + 0.270%, 07/19/19 (d)	4,000,000	4,002,444
Chiba Bank, Ltd. 2.620%, 06/05/19	7,000,000	6,999,615
Commonwealth Bank of Australia
2.709%, 1M LIBOR + 0.210%, 09/13/19 (d)	5,000,000	5,000,000
2.901%, 3M LIBOR + 0.140%, 04/23/19 (d)	1,500,000	1,500,369
Cooperative Rabobank UA 2.933%, 3M LIBOR + 0.150%, 01/08/20 (d)	5,000,000	5,002,215
Credit Agricole S.A. 2.698%, 1M LIBOR + 0.210%, 12/20/19 (d)	10,000,000	10,000,520
Credit Industriel et Commercial 2.887%, 3M LIBOR + 0.090%, 10/15/19 (d)	4,000,000	4,001,452
Credit Suisse AG 2.620%, 04/01/19	5,000,000	5,000,070
Industrial & Commercial Bank of China, Ltd. 2.710%, 05/21/19	4,000,000	4,000,336
KBC Bank NV Zero Coupon, 04/23/19	3,972,586	3,994,320
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 05/08/19	1,986,642	1,994,420
Zero Coupon, 06/21/19	3,973,295	3,976,488
Mizuho Bank, Ltd. Zero Coupon, 05/28/19	2,980,113	2,987,543
Mizuho Bank, Ltd., New York
2.789%, 1M LIBOR + 0.300%, 05/01/19 (d)	7,000,000	7,001,379
2.908%, 04/03/19	4,006,374	3,999,651

BHFTI-148

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
MUFG Bank Ltd.
2.789%, 1M LIBOR + 0.300%, 05/01/19 (d)	4,000,000	$4,000,716
Nationwide Building Society Zero Coupon, 06/24/19	9,907,587	9,936,889
Natixis New York 2.788%, 3M LIBOR + 0.090%, 05/10/19 (d)	2,000,000	2,000,428
Royal Bank of Canada New York 2.692%, 1M LIBOR + 0.210%, 09/17/19 (d)	5,000,000	5,002,810
Shizuoka Bank, Ltd. 2.600%, 05/07/19	2,000,000	2,000,090
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (d)	6,000,000	6,000,396
Societe Generale
2.863%, 3M LIBOR + 0.200%, 08/21/19 (d)	7,008,077	7,003,976
2.899%, 3M LIBOR + 0.160%, 05/07/19 (d)	3,000,000	3,000,756
Standard Chartered plc
2.660%, 08/23/19	12,000,000	12,002,136
2.812%, 1M LIBOR + 0.330%, 05/17/19 (d)	3,000,000	3,000,549
Sumitomo Mitsui Banking Corp., New York 2.692%, 1M LIBOR + 0.210%, 05/17/19 (d)	3,000,000	3,000,468
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 05/20/19	990,567	996,380
Zero Coupon, 08/06/19	2,959,013	2,971,980
2.600%, 07/05/19	10,000,000	10,000,510
2.904%, 3M LIBOR + 0.100%, 07/08/19 (d)	4,000,000	3,999,992
Svenska Handelsbanken AB
2.851%, 3M LIBOR + 0.100%, 04/30/19 (d)	4,000,000	4,001,080
2.940%, 1M LIBOR + 0.450%, 04/03/19 (d)	4,000,000	4,000,220
Toronto-Dominion Bank 2.692%, 1M LIBOR + 0.210%, 09/17/19 (d)	5,000,000	5,002,570
Wells Fargo Bank N.A. 2.975%, 3M LIBOR + 0.210%, 10/25/19 (d)	3,000,000	3,000,000
Westpac Banking Corp. 2.710%, FEDEFF PRV + 0.300%, 02/14/20 (d)	7,000,000	6,999,960

		209,326,976

Commercial Paper—2.7%
Alpine Securities Ltd. 2.669%, 1M LIBOR + 0.180%, 04/03/19 (d)	4,000,000	4,000,052
Bank of China, Ltd. 2.890%, 04/17/19	6,949,425	6,990,053
Barton Capital S.A. 2.650%, 05/02/19	2,980,125	2,992,740
China Construction Bank Corp.
2.840%, 04/29/19	2,977,753	2,993,370
2.860%, 04/18/19	5,957,100	5,991,486
First Abu Dhabi Bank 2.750%, 04/16/19	2,979,375	2,996,229
Industrial & Commercial Bank of China, Corp.
2.880%, 04/18/19	1,985,600	1,997,042
2.920%, 04/15/19	3,969,502	3,994,976
ING Funding LLC 2.778%, 3M LIBOR + 0.040%, 11/04/19 (d)	11,000,000	11,001,529

Commercial Paper—(Continued)
LMA S.A. & LMA Americas, Corp. 2.750%, 08/05/19	3,944,389	3,962,008
Matchpoint Finance plc 2.450%, 04/01/19	999,796	999,781
Sheffield Receivables Co. 2.850%, 06/24/19	1,973,558	1,987,232
Toronto-Dominion Bank
2.832%, 1M LIBOR + 0.350%, 11/05/19 (d)	3,000,000	3,004,188
Toyota Motor Credit Corp. 2.620%, 08/29/19	9,871,183	9,891,150

		62,801,836

Repurchase Agreements—1.0%
Barclays Capital, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $2,742,455; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 01/15/22 - 11/15/46, and an aggregate market value of $2,796,710.	2,741,872	2,741,872
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $5,039,297; collateralized by various Common Stock with an aggregate market value of $5,501,380.	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $2,205,989; collateralized by various Common Stock with an aggregate market value of $2,420,000.	2,200,000	2,200,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $1,002,722; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $37,268; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $38,005.	37,260	37,260
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $35,405; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $36,105.	35,397	35,397
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $100,021; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $102,000.	100,000	100,000

BHFTI-149

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $6,304,342; collateralized by various Common Stock with an aggregate market value of $6,600,004.	6,000,000	$6,000,000
Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $2,519,257; collateralized by various Common Stock with an aggregate market value of $2,750,000.	2,500,000	2,500,000
NBC Global Finance, Ltd. Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $705,547; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $749,949.	700,000	700,000
Societe Generale
Repurchase Agreement dated 03/16/18 at 2.510%, due on 04/01/19 with a maturity value of $2,361,098; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $2,558,064.	2,300,000	2,300,000
Repurchase Agreement dated 03/21/18 at 2.510%, due on 04/01/19 with a maturity value of $2,052,431; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $2,224,403.	2,000,000	2,000,000

		24,614,529

Time Deposits—0.6%
Canadian Imperial Bank of Commerce 2.400%, 04/01/19	2,000,000	2,000,000
Den Norske Bank 2.350%, 04/01/19	5,000,000	5,000,000

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
DZ Bank AG New York 2.430%, 04/01/19	1,000,000	$1,000,000
Natixis New York 2.400%, 04/01/19	2,000,000	2,000,000
Nordea Bank New York 2.350%, 04/01/19	1,000,000	1,000,000
Skandi New York 2.380%, 04/01/19	2,000,000	2,000,000
Svenska, New York 2.360%, 04/01/19	1,000,000	1,000,000

		14,000,000

Total Securities Lending Reinvestments (Cost $312,704,674)		312,743,341

Total Investments—112.9% (Cost $2,382,432,662)		2,662,707,861
Other assets and liabilities (net)—(12.9)%		(304,964,285)

Net Assets—100.0%		$2,357,743,576

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $304,759,908 and the collateral received consisted of cash in the amount of $312,398,915. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	1,128,958	GSI	04/12/19	USD	843,553	$1,497
CAD	1,305,518	RBC	04/12/19	USD	974,236	2,973
EUR	1,197,979	GSI	04/12/19	USD	1,357,073	(12,097)
GBP	992,101	GSI	04/12/19	USD	1,310,784	(17,963)

Contracts to Deliver
CAD	24,628,333	GSI	04/12/19	USD	18,468,013	33,164
CAD	1,551,647	GSI	04/12/19	USD	1,160,833	(609)
CAD	24,628,305	RBC	04/12/19	USD	18,469,253	34,425
CHF	5,698,554	GSI	04/12/19	USD	5,695,354	(32,956)
CHF	5,698,697	RBC	04/12/19	USD	5,695,553	(32,900)
CHF	294,272	RBC	04/12/19	USD	295,206	(602)

BHFTI-150

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CHF	243,094	RBC	04/12/19	USD	243,003	$(1,360)
EUR	23,934,392	CIBC	04/12/19	USD	27,116,469	245,228
EUR	1,002,071	JPMC	04/12/19	USD	1,132,502	7,473
EUR	23,934,409	RBC	04/12/19	USD	27,117,997	246,736
EUR	1,198,291	RBC	04/12/19	USD	1,360,025	14,699
GBP	16,164,743	GSI	04/12/19	USD	21,234,750	170,229
GBP	816,274	GSI	04/12/19	USD	1,084,501	20,802
GBP	16,164,634	RBC	04/12/19	USD	21,238,713	174,334
GBP	741,970	RBC	04/12/19	USD	979,275	12,403
GBP	739,639	RBC	04/12/19	USD	964,236	403

Net Unrealized Appreciation						$865,879

Glossary of Abbreviations

Counterparties

(CIBC)—	Canadian Imperial Bank of Commerce
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(RBC)—	Royal Bank of Canada

Currencies

(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$30,151,298	$—	$—	$30,151,298
Automobiles	47,228,560	—	—	47,228,560
Banks	408,227,692	—	—	408,227,692
Biotechnology	27,786,249	—	—	27,786,249
Building Products	42,223,602	—	—	42,223,602
Capital Markets	125,582,233	—	—	125,582,233

BHFTI-151

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Chemicals	$15,358,575	$—	$—	$15,358,575
Communications Equipment	58,159,162	—	—	58,159,162
Consumer Finance	20,451,818	—	—	20,451,818
Containers & Packaging	34,926,956	—	—	34,926,956
Diversified Telecommunication Services	19,703,582	—	—	19,703,582
Electrical Equipment	47,569,201	—	—	47,569,201
Energy Equipment & Services	14,555,449	—	—	14,555,449
Food Products	28,581,221	20,720,853	—	49,302,074
Health Care Equipment & Supplies	23,721,786	—	—	23,721,786
Health Care Providers & Services	100,406,463	—	—	100,406,463
Hotels, Restaurants & Leisure	42,092,325	—	—	42,092,325
Household Products	39,468,345	25,749,576	—	65,217,921
Industrial Conglomerates	8,899,282	—	—	8,899,282
Insurance	75,070,180	—	—	75,070,180
Internet & Direct Marketing Retail	37,816,728	—	—	37,816,728
IT Services	26,004,044	—	—	26,004,044
Machinery	27,767,541	—	—	27,767,541
Media	67,944,998	—	—	67,944,998
Oil, Gas & Consumable Fuels	415,332,674	—	—	415,332,674
Pharmaceuticals	130,402,113	24,627,614	—	155,029,727
Semiconductors & Semiconductor Equipment	78,599,838	—	—	78,599,838
Software	37,255,359	—	—	37,255,359
Specialty Retail	27,011,845	—	—	27,011,845
Technology Hardware, Storage & Peripherals	4,804,361	—	—	4,804,361
Tobacco	62,767,970	—	—	62,767,970
Wireless Telecommunication Services	—	12,733,309	—	12,733,309
Total Common Stocks	2,125,871,450	83,831,352	—	2,209,702,802
Total Mutual Fund*	9,702,086	—	—	9,702,086
Total Short-Term Investment*	—	130,559,632	—	130,559,632
Total Securities Lending Reinvestments*	—	312,743,341	—	312,743,341
Total Investments	$2,135,573,536	$527,134,325	$—	$2,662,707,861

Collateral for Securities Loaned (Liability)	$—	$(312,398,915)	$—	$(312,398,915)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$964,366	$—	$964,366
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(98,487)	—	(98,487)
Total Forward Contracts	$—	$865,879	$—	$865,879

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-152

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
BWX Technologies, Inc. (a)	120,374	$5,968,143
TransDigm Group, Inc. (b)	28,223	12,812,960

		18,781,103

Auto Components—1.4%
Cooper-Standard Holdings, Inc. (b)	45,258	2,125,316
Fox Factory Holding Corp. (b)	114,247	7,984,723
Visteon Corp. (a) (b)	63,713	4,291,070

		14,401,109

Banks—1.8%
Cathay General Bancorp (a)	127,110	4,310,300
Cullen/Frost Bankers, Inc. (a)	90,089	8,744,939
Sterling Bancorp (a)	290,550	5,412,947

		18,468,186

Beverages—0.8%
Boston Beer Co., Inc. (The) - Class A (b)	28,471	8,391,258

Biotechnology—7.2%
Agios Pharmaceuticals, Inc. (a) (b)	133,121	8,977,680
Amicus Therapeutics, Inc. (b)	734,345	9,987,092
Halozyme Therapeutics, Inc. (b)	603,193	9,711,408
Neurocrine Biosciences, Inc. (b)	146,481	12,904,976
Repligen Corp. (a) (b)	216,239	12,775,400
Sage Therapeutics, Inc. (a) (b)	64,437	10,248,705
Sarepta Therapeutics, Inc. (a) (b)	83,400	9,940,446

		74,545,707

Building Products—0.5%
Masonite International Corp. (b)	105,386	5,257,707

Capital Markets—3.0%
Evercore, Inc. - Class A	118,553	10,788,323
LPL Financial Holdings, Inc.	140,064	9,755,458
MarketAxess Holdings, Inc. (a)	43,777	10,772,644

		31,316,425

Chemicals—1.6%
Ingevity Corp. (b)	103,300	10,909,513
PolyOne Corp.	198,606	5,821,142

		16,730,655

Commercial Services & Supplies—1.7%
Brink’s Co. (The) (a)	132,219	9,970,634
MSA Safety, Inc.	78,782	8,146,059

		18,116,693

Construction & Engineering—0.8%
KBR, Inc.	415,757	7,936,801

Construction Materials—0.9%
Martin Marietta Materials, Inc. (a)	48,376	9,732,284

Security Description	Shares	Value

Containers & Packaging—0.9%
Berry Global Group, Inc. (b)	180,201	$9,707,428

Distributors—1.0%
Pool Corp.	60,399	9,964,023

Diversified Consumer Services—0.7%
Adtalem Global Education, Inc. (b)	166,594	7,716,634

Diversified Telecommunication Services—1.0%
Cogent Communications Holdings, Inc.	169,496	9,195,158
Iridium Communications, Inc. (b)	39,227	1,037,162

		10,232,320

Electronic Equipment, Instruments & Components—5.0%
Cognex Corp. (a)	209,694	10,665,037
Fabrinet (b)	2,170	113,621
II-VI, Inc. (b)	178,864	6,660,896
Littelfuse, Inc.	49,679	9,065,424
National Instruments Corp.	177,061	7,854,426
Trimble, Inc. (b)	217,418	8,783,687
Zebra Technologies Corp. - Class A (a) (b)	43,261	9,064,477

		52,207,568

Energy Equipment & Services—0.8%
Oil States International, Inc. (b)	241,988	4,104,116
Patterson-UTI Energy, Inc.	326,194	4,573,240

		8,677,356

Entertainment—1.2%
IMAX Corp. (b)	182,546	4,140,143
Take-Two Interactive Software, Inc. (b)	87,983	8,302,956

		12,443,099

Equity Real Estate Investment Trusts—0.6%
CoreSite Realty Corp.	11,860	1,269,257
CubeSmart	169,312	5,424,757

		6,694,014

Food Products—0.8%
Lancaster Colony Corp. (a)	52,387	8,208,519

Health Care Equipment & Supplies—7.6%
Avanos Medical, Inc. (a) (b)	184,205	7,861,869
DexCom, Inc. (b)	63,079	7,512,709
Glaukos Corp. (b)	101,527	7,956,671
Hill-Rom Holdings, Inc.	94,235	9,975,717
ICU Medical, Inc. (b)	38,244	9,152,937
Integer Holdings Corp. (b)	93,120	7,023,110
Integra LifeSciences Holdings Corp. (a) (b)	148,493	8,274,030
Masimo Corp. (b)	63,180	8,736,531
Nevro Corp. (a) (b)	75,873	4,742,821
Penumbra, Inc. (a) (b)	55,504	8,159,643

		79,396,038

BHFTI-153

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—4.4%
BioTelemetry, Inc. (a) (b)	144,890	$9,073,012
Chemed Corp.	35,872	11,481,551
Encompass Health Corp.	150,624	8,796,442
HealthEquity, Inc. (a) (b)	209,172	15,474,544
Select Medical Holdings Corp. (b)	50,604	713,010

		45,538,559

Health Care Technology—1.4%
Medidata Solutions, Inc. (a) (b)	98,400	7,206,816
Vocera Communications, Inc. (a) (b)	231,111	7,310,041

		14,516,857

Hotels, Restaurants & Leisure—4.6%
Dunkin’ Brands Group, Inc.	132,333	9,938,208
Jack in the Box, Inc.	64,290	5,211,347
Penn National Gaming, Inc. (b)	393,070	7,900,707
Six Flags Entertainment Corp. (a)	127,687	6,301,354
Texas Roadhouse, Inc.	160,699	9,993,871
Wendy’s Co. (The) (a)	477,997	8,551,366

		47,896,853

Insurance—3.6%
American Equity Investment Life Holding Co.	263,226	7,112,366
American Financial Group, Inc.	79,432	7,642,153
Hanover Insurance Group, Inc. (The)	77,894	8,893,158
Mercury General Corp.	159,257	7,973,998
RLI Corp. (a)	87,776	6,297,928

		37,919,603

IT Services—2.0%
Booz Allen Hamilton Holding Corp.	162,789	9,464,552
EPAM Systems, Inc. (b)	66,147	11,187,442

		20,651,994

Leisure Products—0.6%
Brunswick Corp.	126,814	6,382,549

Life Sciences Tools & Services—2.8%
Bio-Techne Corp.	66,766	13,256,389
PerkinElmer, Inc.	84,291	8,122,281
Syneos Health, Inc. (a) (b)	149,526	7,739,466

		29,118,136

Machinery—5.8%
Hillenbrand, Inc.	171,653	7,128,749
ITT, Inc.	173,337	10,053,546
John Bean Technologies Corp. (a)	86,015	7,903,918
Kennametal, Inc.	174,786	6,423,385
Lincoln Electric Holdings, Inc.	80,519	6,753,129
Oshkosh Corp.	110,413	8,295,329
Timken Co. (The)	153,000	6,673,860
WABCO Holdings, Inc. (b)	54,618	7,200,291

		60,432,207

Security Description	Shares	Value

Multiline Retail—0.8%
Ollie’s Bargain Outlet Holdings, Inc. (b)	99,492	$8,489,652

Oil, Gas & Consumable Fuels—1.4%
Centennial Resource Development, Inc. - Class A (a) (b)	429,834	3,778,241
Parsley Energy, Inc. - Class A (b)	261,218	5,041,507
PBF Energy, Inc. - Class A	194,926	6,069,996

		14,889,744

Pharmaceuticals—3.4%
Aerie Pharmaceuticals, Inc. (a) (b)	150,291	7,138,822
Catalent, Inc. (b)	226,790	9,205,406
GW Pharmaceuticals plc (ADR) (a) (b)	58,066	9,788,186
Intersect ENT, Inc. (b)	285,544	9,180,240

		35,312,654

Professional Services—1.2%
CoStar Group, Inc. (b)	27,273	12,720,673

Road & Rail—2.3%
Knight-Swift Transportation Holdings, Inc. (a)	206,222	6,739,335
Landstar System, Inc. (a)	75,930	8,305,983
Old Dominion Freight Line, Inc.	59,872	8,644,918

		23,690,236

Semiconductors & Semiconductor Equipment—4.0%
MKS Instruments, Inc.	77,308	7,193,509
Monolithic Power Systems, Inc.	62,472	8,464,331
Power Integrations, Inc.	90,664	6,341,040
Semtech Corp. (b)	213,006	10,844,136
Silicon Laboratories, Inc. (b)	112,036	9,059,231

		41,902,247

Software—14.8%
2U, Inc. (a) (b)	121,575	8,613,589
Aspen Technology, Inc. (b)	161,242	16,811,091
Blackline, Inc. (a) (b)	197,100	9,129,672
Fair Isaac Corp. (b)	72,819	19,779,825
Guidewire Software, Inc. (b)	130,872	12,715,523
New Relic, Inc. (b)	93,422	9,220,751
Pegasystems, Inc.	160,808	10,452,520
Proofpoint, Inc. (b)	77,349	9,392,489
Q2 Holdings, Inc. (b)	216,715	15,009,681
Qualys, Inc. (a) (b)	127,128	10,518,571
RealPage, Inc. (a) (b)	212,429	12,892,316
SailPoint Technologies Holding, Inc. (b)	315,594	9,063,860
Ultimate Software Group, Inc. (The) (b)	33,546	11,074,541

		154,674,429

Specialty Retail—1.4%
Five Below, Inc. (b)	75,618	9,395,537
Urban Outfitters, Inc. (a) (b)	173,810	5,151,728

		14,547,265

BHFTI-154

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—2.2%
Carter’s, Inc. (a)	67,931	$6,846,765
G-III Apparel Group, Ltd. (b)	168,834	6,746,607
Steven Madden, Ltd.	278,676	9,430,396

		23,023,768

Trading Companies & Distributors—1.1%
Univar, Inc. (b)	252,167	5,588,021
Watsco, Inc. (a)	42,384	6,069,812

		11,657,833

Total Common Stocks (Cost $732,699,404)		1,032,290,186

Short-Term Investment—1.0%

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $10,155,711; collateralized by U.S. Treasury Note at 2.125%, maturing 09/30/21, with a market value of $10,360,005.	10,154,696	10,154,696

Total Short-Term Investments (Cost $10,154,696)		10,154,696

Securities Lending Reinvestments (c)—20.7%

Bank Note—0.1%
Bank of America N.A. 2.714%, 1M LIBOR + 0.230%, 07/15/19 (d)	1,000,000	1,000,000

Certificates of Deposit—12.9%
ABN AMRO Bank NV Zero Coupon, 07/05/19	5,947,395	5,958,120
Banco Del Estado De Chile New York 2.838%, 1M LIBOR + 0.350%, 05/20/19 (d)	2,000,000	2,000,710
Banco Santander S.A. 2.790%, 04/16/19	2,000,000	2,000,342
Bank of Montreal (Chicago) 2.813%, 1M LIBOR + 0.330%, 08/06/19 (d)	2,000,000	2,001,932
Bank of Nova Scotia 2.860%, SOFR + 0.430%, 05/16/19 (d)	5,000,000	4,999,996
Barclays Bank plc 2.950%, 08/02/19	3,000,000	3,000,810
Canadian Imperial Bank of Commerce 2.734%, 1M LIBOR + 0.250%, 10/15/19 (d)	2,500,000	2,502,050
Commonwealth Bank of Australia
2.709%, 1M LIBOR + 0.210%, 09/13/19 (d)	2,000,000	2,000,000
2.901%, 3M LIBOR + 0.140%, 04/23/19 (d)	500,000	500,123
Cooperative Rabobank UA 2.933%, 3M LIBOR + 0.150%, 01/08/20 (d)	4,000,000	4,001,772
Credit Agricole S.A.
2.698%, 1M LIBOR + 0.210%, 12/20/19 (d)	5,000,000	5,000,260
2.807%, 1M LIBOR + 0.320%, 05/21/19 (d)	4,000,000	4,001,032

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Credit Industriel et Commercial
Zero Coupon, 08/01/19	2,956,248	$2,973,030
2.887%, 3M LIBOR + 0.090%, 10/15/19 (d)	2,500,000	2,500,908
Credit Suisse AG 2.620%, 04/01/19	5,000,000	5,000,070
Industrial & Commercial Bank of China, Ltd. 2.710%, 05/21/19	5,000,000	5,000,420
KBC Bank NV Zero Coupon, 04/23/19	3,972,586	3,994,320
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 04/16/19	4,965,490	4,993,900
Zero Coupon, 06/21/19	1,986,648	1,988,244
Mizuho Bank, Ltd. Zero Coupon, 05/28/19	1,986,742	1,991,695
Mizuho Bank, Ltd., New York 2.908%, 04/03/19	3,004,780	2,999,738
MUFG Bank Ltd. 2.800%, 07/16/19	2,000,000	2,001,236
Nationwide Building Society Zero Coupon, 06/24/19	4,953,794	4,968,444
Natixis New York
2.788%, 3M LIBOR + 0.090%, 05/10/19 (d)	1,000,000	1,000,214
2.937%, 3M LIBOR + 0.150%, 10/15/19 (d)	2,000,000	2,001,266
Royal Bank of Canada New York 2.692%, 1M LIBOR + 0.210%, 09/17/19 (d)	7,000,000	7,003,934
Shizuoka Bank, Ltd. 2.600%, 05/07/19	2,000,000	2,000,090
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (d)	2,000,000	2,000,132
Societe Generale
2.863%, 3M LIBOR + 0.200%, 08/21/19 (d)	3,003,462	3,001,704
2.899%, 3M LIBOR + 0.160%, 05/07/19 (d)	2,000,000	2,000,504
Standard Chartered plc
2.660%, 08/23/19	5,000,000	5,000,890
2.812%, 1M LIBOR + 0.330%, 05/17/19 (d)	1,500,000	1,500,275
State Street Bank and Trust 2.754%, 1M LIBOR + 0.270%, 05/15/19 (d)	3,500,000	3,500,801
Sumitomo Mitsui Trust Bank, Ltd.
2.600%, 07/05/19	7,000,000	7,000,357
2.904%, 3M LIBOR + 0.100%, 07/08/19 (d)	3,000,000	2,999,994
Svenska Handelsbanken AB
2.799%, 1M LIBOR + 0.300%, 10/31/19 (d)	2,000,000	2,002,266
2.851%, 3M LIBOR + 0.100%, 04/30/19 (d)	1,000,000	1,000,270
2.873%, 1M LIBOR + 0.380%, 12/10/19 (d)	2,000,000	2,003,516
Toronto-Dominion Bank 2.692%, 1M LIBOR + 0.210%, 09/17/19 (d)	7,000,000	7,003,598
Wells Fargo Bank N.A. 2.975%, 3M LIBOR + 0.210%, 10/25/19 (d)	1,000,000	1,000,000
Westpac Banking Corp. 2.710%, FEDEFF PRV + 0.300%, 02/14/20 (d)	6,000,000	5,999,966

		134,398,929

Commercial Paper—4.4%
Alpine Securities Ltd. 2.669%, 1M LIBOR + 0.180%, 04/03/19 (d)	3,500,000	3,500,045

BHFTI-155

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Bank of China, Ltd. 2.890%, 04/17/19	5,956,650	$5,991,474
Barton Capital S.A. 2.650%, 05/02/19	1,986,750	1,995,160
China Construction Bank Corp.
2.840%, 04/29/19	3,970,338	3,991,160
2.860%, 04/18/19	2,978,550	2,995,743
HSBC Bank plc 2.819%, 1M LIBOR + 0.320%, 07/30/19 (d)	1,000,000	1,000,000
Industrial & Commercial Bank of China, Corp. 2.920%, 04/15/19	3,969,502	3,994,976
ING Funding LLC 2.778%, 3M LIBOR + 0.040%, 11/04/19 (d)	4,000,000	4,000,556
Matchpoint Finance plc
2.450%, 04/01/19	1,999,592	1,999,562
2.890%, 05/08/19	1,970,939	1,994,118
Sheffield Receivables Co. 2.900%, SOFR + 0.470%, 05/30/19 (d)	4,000,000	4,000,000
Toronto-Dominion Bank 2.832%, 1M LIBOR + 0.350%, 11/05/19 (d)	2,000,000	2,002,792
Toyota Motor Credit Corp. 2.620%, 08/29/19	4,935,592	4,945,575
Westpac Banking Corp.
2.766%, 1M LIBOR + 0.280%, 05/24/19 (d)	2,500,000	2,501,068
2.809%, 3M LIBOR + 0.070%, 08/07/19 (d)	1,000,000	1,000,396

		45,912,625

Repurchase Agreements—1.5%
Barclays Capital, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $6,655,602; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 01/15/22 - 11/15/46, and an aggregate market value of $6,787,274.	6,654,188	6,654,188
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $2,015,719; collateralized by various Common Stock with an aggregate market value of $2,200,552.	2,000,000	2,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $200,544; collateralized by various Common Stock with an aggregate market value of $220,000.	200,000	200,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $16,529; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $16,857.	16,526	16,526
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $15,704; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $16,014.	15,700	15,700

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $100,021; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $102,000.	100,000	$100,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $1,000,229; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $1,050,724; collateralized by various Common Stock with an aggregate market value of $1,100,001.	1,000,000	1,000,000
Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $4,333,122; collateralized by various Common Stock with an aggregate market value of $4,730,000.	4,300,000	4,300,000
NBC Global Finance, Ltd. Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $503,962; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $535,678.	500,000	500,000

		15,786,414

Time Deposits—1.8%
Canadian Imperial Bank of Commerce 2.400%, 04/01/19	2,000,000	2,000,000
DNB Bank ASA 2.350%, 04/01/19	5,000,000	5,000,000
DZ Bank AG New York 2.430%, 04/01/19	5,000,000	5,000,000
Natixis New York 2.400%, 04/01/19	4,000,000	4,000,000
Nordea Bank New York 2.350%, 04/01/19	1,000,000	1,000,000
Skandi New York 2.380%, 04/01/19	2,000,000	2,000,000

		19,000,000

Total Securities Lending Reinvestments (Cost $216,064,248)		216,097,968

Total Investments—120.6% (Cost $958,918,348)		1,258,542,850
Other assets and liabilities (net)—(20.6)%		(215,148,558)

Net Assets—100.0%		$1,043,394,292

BHFTI-156

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $232,240,284 and the collateral received consisted of cash in the amount of $215,831,470 and non-cash collateral with a value of $23,348,614. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe- keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,032,290,186	$—	$—	$1,032,290,186
Total Short-Term Investment*	—	10,154,696	—	10,154,696
Total Securities Lending Reinvestments*	—	216,097,968	—	216,097,968
Total Investments	$1,032,290,186	$226,252,664	$—	$1,258,542,850

Collateral for Securities Loaned (Liability)	$—	$(215,831,470)	$—	$(215,831,470)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-157

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—55.3% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—30.7%
Fannie Mae 10 Yr. Pool 4.500%, 07/01/21	143,294	$145,789
Fannie Mae 20 Yr. Pool
4.000%, 02/01/31	1,235,952	1,284,935
6.000%, 07/01/28	246,607	265,829
Fannie Mae 30 Yr. Pool
3.500%, 07/01/42	1,191,600	1,217,327
3.500%, 08/01/42	726,967	737,172
4.000%, 06/01/47	1,808,659	1,890,462
4.500%, 02/01/40	430,206	456,789
5.000%, 09/01/35	974,433	1,047,702
6.000%, 12/01/39	296,054	326,850
Fannie Mae ARM Pool 2.994%, 1M LIBOR + 0.480%, 09/01/24 (a)	3,645,249	3,625,799
Fannie Mae Benchmark REMIC (CMO) 5.500%, 06/25/37	813,745	899,683
Fannie Mae Grantor Trust 2.898%, 06/25/27	3,935,072	3,900,279
Fannie Mae Interest Strip (CMO) 4.500%, 11/25/20 (b) (c)	21,410	374
Fannie Mae Pool
2.330%, 11/01/22	17,810,000	17,736,032
2.360%, 05/01/23	8,661,100	8,634,922
2.420%, 05/01/23	5,398,788	5,394,552
2.450%, 11/01/22	3,000,000	2,999,989
2.450%, 09/01/28	4,980,972	4,809,855
2.480%, 10/01/28	9,036,855	8,704,077
2.520%, 05/01/23	25,000,000	25,002,033
2.540%, 05/01/23	4,928,739	4,947,797
2.600%, 09/01/28	1,001,530	975,311
2.640%, 04/01/23	1,813,583	1,818,139
2.640%, 05/01/23	2,166,776	2,172,455
2.690%, 10/01/23	2,000,000	2,010,798
2.700%, 05/01/23	5,000,000	5,026,023
2.720%, 03/01/23	2,959,741	2,975,078
2.730%, 07/01/28	3,000,000	2,945,094
2.810%, 09/01/31	1,532,023	1,491,019
2.890%, 05/01/27	1,905,307	1,921,825
2.920%, 12/01/24	1,000,000	1,016,886
2.970%, 06/01/30	2,750,000	2,711,780
2.980%, 09/01/36	1,510,944	1,507,587
3.000%, 01/01/43	3,543,860	3,546,765
3.110%, 12/01/24	1,500,000	1,540,253
3.180%, 06/01/30	3,349,813	3,400,795
3.235%, 10/01/26	1,384,411	1,427,558
3.240%, 12/01/26	1,500,000	1,544,435
3.260%, 12/01/26	962,328	994,621
3.290%, 08/01/26	2,000,000	2,071,536
3.320%, 03/01/29	2,479,695	2,552,893
3.340%, 02/01/27	1,500,000	1,551,119
3.380%, 12/01/23	1,960,200	2,025,353
3.430%, 10/01/23	11,328,698	11,780,485
3.440%, 11/01/21	3,717,471	3,804,342
3.450%, 01/01/24	966,849	1,002,016
3.490%, 09/01/23	3,793,545	3,952,050
3.500%, 08/01/26	236,998	241,235

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Pool 3.500%, 02/01/33	3,871,196	3,955,939
3.500%, 05/01/33	3,896,273	3,981,412
3.500%, 12/01/42	4,746,578	4,838,742
3.500%, 03/01/43	5,848,556	5,962,236
3.500%, 05/01/43	18,799,386	19,164,777
3.500%, 06/01/43	4,724,938	4,816,718
3.500%, 07/01/43	2,826,702	2,881,699
3.500%, 08/01/43	6,456,354	6,581,627
3.530%, 08/01/28	7,376,000	7,707,702
3.550%, 02/01/30	1,500,000	1,562,253
3.560%, 03/01/24	6,956,314	7,250,166
3.563%, 01/01/21	5,813,725	5,895,920
3.570%, 07/01/26	4,000,000	4,193,482
3.570%, 07/01/28	4,969,693	5,207,156
3.630%, 10/01/29	1,403,676	1,485,090
3.660%, 10/01/28	4,670,949	4,923,283
3.670%, 07/01/23	2,500,000	2,611,548
3.730%, 07/01/22	4,826,797	4,954,095
3.740%, 07/01/30	2,918,000	3,099,364
3.760%, 11/01/23	1,079,568	1,138,887
3.770%, 12/01/20	2,146,018	2,186,175
3.800%, 07/01/30	4,013,000	4,268,645
3.817%, 05/01/22	6,745,851	6,935,275
3.970%, 07/01/21	4,438,964	4,568,989
3.970%, 08/01/33	5,216,788	5,638,160
3.990%, 02/01/28	1,689,004	1,816,529
4.000%, 10/01/32	1,416,246	1,470,874
4.000%, 12/01/40	376,849	389,613
4.000%, 07/01/42	2,240,828	2,318,728
4.330%, 04/01/20	3,588,347	3,642,979
Fannie Mae REMICS (CMO) Zero Coupon, 09/25/43 (d)	1,716,755	1,390,025
Zero Coupon, 10/25/43 (d)	887,356	709,246
Zero Coupon, 12/25/43 (d)	1,927,296	1,589,904
2.749%, 03/25/27 (a)	161,126	161,589
2.986%, 1M LIBOR + 0.500%, 05/25/35 (a)	1,328,754	1,330,514
2.986%, 1M LIBOR + 0.500%, 10/25/42 (a)	808,576	809,771
3.086%, 1M LIBOR + 0.600%, 10/25/43 (a)	2,036,582	2,049,590
3.086%, 1M LIBOR + 0.600%, 12/25/43 (a)	2,298,755	2,308,037
3.386%, 1M LIBOR + 0.900%, 03/25/38 (a)	251,410	257,487
3.486%, 1M LIBOR + 1.000%, 08/25/32 (a)	656,014	673,922
3.500%, 02/25/43	4,841,806	4,954,764
4.045%, -1 x 1M LIBOR + 6.530%, 01/25/41 (a) (b)	4,013,444	766,199
5.000%, 03/25/40	5,461,507	5,891,533
5.500%, 12/25/35	1,137,181	1,268,971
6.000%, 01/25/36	1,024,810	1,190,235
6.500%, 07/18/28	134,100	146,881
Fannie Mae-ACES (CMO) 2.207%, 01/25/22	10,000,000	9,909,770
2.486%, 12/25/26 (a)	4,800,000	4,677,226
2.488%, 05/25/26	1,600,000	1,564,669
2.723%, 10/25/24	2,000,000	2,008,710
3.043%, 03/25/28 (a)	2,098,000	2,113,142
3.061%, 05/25/27 (a)	3,090,000	3,115,286
3.081%, 06/25/27 (a)	3,216,000	3,254,694

BHFTI-158

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae-ACES (CMO) 3.090%, 02/25/30 (a)	1,504,000	$1,500,576
3.103%, 07/25/24 (a)	1,394,000	1,418,660
3.178%, 04/25/29 (a)	2,736,000	2,772,826
3.346%, 03/25/24 (a)	2,500,000	2,570,143
3.385%, 07/25/28 (a)	3,757,000	3,876,417
3.481%, 01/25/24 (a)	2,421,190	2,498,325
3.555%, 09/25/28 (a)	3,075,000	3,216,360
3.640%, 08/25/30 (a)	4,500,000	4,710,569
Freddie Mac 20 Yr. Gold Pool 3.500%, 03/01/32	1,103,116	1,135,335
Freddie Mac 30 Yr. Gold Pool 4.000%, 08/01/42	3,508,000	3,641,800
4.000%, 05/01/43	460,332	473,900
4.000%, 06/01/43	409,553	421,623
4.000%, 08/01/43	5,736,868	5,953,722
5.000%, 08/01/39	701,099	758,751
Freddie Mac ARM Non-Gold Pool 4.576%, 12M LIBOR + 1.841%, 07/01/40 (a)	1,227,167	1,283,370
Freddie Mac Gold Pool 3.500%, 12/01/32	3,328,016	3,424,022
3.500%, 01/01/33	5,512,536	5,672,343
3.500%, 02/01/33	7,690,948	7,913,367
3.500%, 03/01/33	5,288,740	5,442,068
3.500%, 04/01/33	6,868,997	7,068,164
3.500%, 05/01/33	2,864,548	2,947,607
3.500%, 06/01/43	3,065,421	3,122,987
4.000%, 09/01/32	857,660	897,108
4.000%, 11/01/32	3,067,590	3,207,417
4.000%, 12/01/32	1,429,626	1,494,829
4.000%, 01/01/33	739,191	772,899
4.000%, 02/01/33	562,441	588,083
4.000%, 01/01/46	2,605,849	2,699,476
5.000%, 02/01/34	356,229	373,894
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 2.522%, 01/25/23	2,085,000	2,070,132
2.615%, 01/25/23	7,275,000	7,262,228
2.838%, 09/25/22	1,849,000	1,863,511
2.970%, 04/25/28 (a)	1,790,000	1,812,322
3.117%, 06/25/27	2,487,000	2,529,678
3.243%, 04/25/27	1,996,000	2,049,411
3.303%, 11/25/27 (a)	1,755,000	1,806,967
3.326%, 05/25/27	1,072,000	1,102,416
3.389%, 03/25/24	5,714,000	5,907,537
3.490%, 01/25/24	4,000,000	4,150,442
3.690%, 01/25/29	3,480,000	3,687,172
3.850%, 05/25/28 (a)	7,385,000	7,875,496
3.900%, 08/25/28 (a)	3,170,000	3,414,603
Freddie Mac REMICS (CMO) 2.934%, 1M LIBOR + 0.450%, 08/15/42 (a)	4,434,287	4,424,247
3.000%, 02/15/26	1,392,368	1,406,626
3.164%, 1M LIBOR + 0.680%, 11/15/37 (a)	756,910	767,411
3.184%, 1M LIBOR + 0.700%, 03/15/24 (a)	311,910	314,835
3.500%, 08/15/39	2,037,925	2,082,599
3.500%, 06/15/48	4,387,421	4,466,385

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac REMICS (CMO) 3.834%, 1M LIBOR + 1.350%, 03/15/38 (a)	600,000	637,963
3.886%, -1 x 1M LIBOR + 6.370%, 10/15/37 (a) (b)	3,388,763	481,298
3.916%, -1 x 1M LIBOR + 6.400%, 11/15/36 (a) (b)	2,055,966	138,554
5.000%, 08/15/35	1,641,767	1,794,928
5.750%, 06/15/35	5,549,616	6,192,475
6.000%, 07/15/35	4,143,675	4,510,133
6.000%, 03/15/36	3,254,765	3,752,860
6.500%, 05/15/28	308,053	336,547
6.500%, 03/15/37	667,260	746,901
Freddie Mac Strips (CMO) Zero Coupon, 09/15/43 (d)	940,311	777,682
3.000%, 01/15/43	4,799,989	4,862,191
3.000%, 01/15/44	6,563,564	6,550,943
FREMF Mortgage Trust (CMO) 3.576%, 11/25/49 (144A) (a)	1,700,000	1,679,560
3.675%, 11/25/49 (144A) (a)	2,000,000	1,989,976
3.683%, 01/25/48 (144A) (a)	2,430,000	2,454,262
3.841%, 07/25/49 (144A) (a)	1,635,000	1,642,642
4.072%, 11/25/47 (144A) (a)	1,577,000	1,581,671
Ginnie Mae II ARM Pool 3.625%, 1Y CMT + 1.500%, 04/20/41 (a)	385,670	400,835
Ginnie Mae II Pool 4.319%, 06/20/63 (a)	6,585,692	6,689,124
4.419%, 05/20/63 (a)	10,239,578	10,392,456
4.444%, 04/20/63 (a)	3,491,323	3,548,778
4.454%, 05/20/63 (a)	6,549,791	6,645,377
Government National Mortgage Association (CMO) 1.650%, 02/20/63	8,882,437	8,782,425
1.650%, 04/20/63	5,948,715	5,856,767
2.807%, 1M LIBOR + 0.300%, 08/20/60 (a)	14,106	14,089
2.809%, 1M LIBOR + 0.300%, 11/20/62 (a)	52,208	52,132
2.847%, 1M LIBOR + 0.340%, 12/20/62 (a)	1,835,941	1,828,525
2.909%, 1M LIBOR + 0.400%, 02/20/62 (a)	569,351	567,662
2.919%, 1M LIBOR + 0.410%, 03/20/63 (a)	647,563	646,225
2.929%, 1M LIBOR + 0.420%, 02/20/63 (a)	1,330,952	1,327,252
2.959%, 1M LIBOR + 0.450%, 02/20/63 (a)	5,872,754	5,866,462
2.979%, 1M LIBOR + 0.470%, 03/20/63 (a)	2,895,465	2,893,881
2.979%, 1M LIBOR + 0.470%, 07/20/64 (a)	3,541,641	3,539,688
2.979%, 1M LIBOR + 0.470%, 09/20/64 (a)	1,527,654	1,526,266
2.988%, 1M LIBOR + 0.500%, 09/20/37 (a)	206,243	207,416
2.989%, 1M LIBOR + 0.480%, 04/20/63 (a)	6,872,170	6,870,183
3.007%, 1M LIBOR + 0.500%, 06/20/64 (a)	4,545,021	4,545,716
3.007%, 1M LIBOR + 0.500%, 07/20/64 (a)	1,207,364	1,207,555
3.009%, 1M LIBOR + 0.500%, 01/20/63 (a)	203,941	203,965
3.009%, 1M LIBOR + 0.500%, 04/20/63 (a)	4,994,381	4,995,275
3.009%, 1M LIBOR + 0.500%, 07/20/64 (a)	887,647	887,786
3.059%, 1M LIBOR + 0.550%, 04/20/62 (a)	130,980	131,018
3.107%, 1M LIBOR + 0.600%, 04/20/64 (a)	4,144,342	4,155,805
3.109%, 1M LIBOR + 0.600%, 04/20/64 (a)	6,972,571	7,000,634
3.109%, 1M LIBOR + 0.600%, 05/20/64 (a)	8,204,881	8,238,707
3.159%, 1M LIBOR + 0.650%, 07/20/63 (a)	4,920,594	4,936,043
3.159%, 1M LIBOR + 0.650%, 01/20/64 (a)	1,214,038	1,219,004
3.159%, 1M LIBOR + 0.650%, 02/20/64 (a)	4,284,518	4,302,057
3.159%, 1M LIBOR + 0.650%, 03/20/64 (a)	1,378,069	1,383,199
3.199%, 1M LIBOR + 0.690%, 02/20/64 (a)	1,642,423	1,654,741

BHFTI-159

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO) 3.209%, 1M LIBOR + 0.700%, 09/20/63 (a)	3,540,167	$3,557,602
3.259%, 1M LIBOR + 0.750%, 09/20/63 (a)	3,601,970	3,623,374
3.509%, 1M LIBOR + 1.000%, 12/20/66 (a)	1,502,209	1,525,973
4.494%, 04/20/43 (a)	1,732,310	1,807,072
4.500%, 01/16/25	1,068,733	1,130,047
4.756%, 11/20/42 (a)	6,904,411	7,400,172
5.000%, 12/20/33	1,212,934	1,319,778
5.000%, 09/20/38	1,126,016	1,134,268
5.000%, 06/16/39	400,455	425,653
5.000%, 07/20/39	2,344,700	2,563,663
5.000%, 10/20/39	2,496,961	2,783,187
5.177%, 06/20/40 (a)	2,889,383	3,109,847
5.500%, 07/16/33 (b)	883,685	160,616

		673,665,471

Federal Agencies—1.8%
Residual Funding Corp. Principal Strip Zero Coupon, 07/15/20	33,119,000	32,068,686
Tennessee Valley Authority 5.880%, 04/01/36	1,600,000	2,146,339
6.235%, 07/15/45	4,250,000	4,457,430
Tennessee Valley Authority Generic Strip Zero Coupon, 03/15/32	1,000,000	665,103
Tennessee Valley Authority Principal Strip Zero Coupon, 11/01/25	1,000,000	832,023
Zero Coupon, 06/15/35	750,000	439,844

		40,609,425

U.S. Treasury—22.8%
U.S. Treasury Bonds 2.500%, 02/15/45	12,350,000	11,678,469
2.750%, 08/15/42	3,300,000	3,292,781
2.750%, 11/15/42	1,250,000	1,246,436
2.875%, 05/15/43	31,165,000	31,709,170
2.875%, 08/15/45	7,700,000	7,820,613
3.000%, 02/15/48	470,000	487,460
3.125%, 11/15/41	3,480,000	3,709,327
3.125%, 02/15/43 (e)	10,500,000	11,147,637
3.125%, 05/15/48 (e)	2,942,000	3,126,909
3.500%, 02/15/39	450,000	510,785
3.625%, 08/15/43	6,400,000	7,369,250
3.625%, 02/15/44	19,325,000	22,277,347
3.750%, 11/15/43	23,581,000	27,703,069
3.875%, 08/15/40	4,230,000	5,047,580
4.250%, 05/15/39	200,000	250,531
4.250%, 11/15/40 (e)	2,383,000	2,990,758
4.375%, 11/15/39	20,650,000	26,287,611
4.375%, 05/15/40 (e)	4,200,000	5,353,359
4.375%, 05/15/41	1,200,000	1,533,422
4.500%, 05/15/38	1,000,000	1,288,047
4.500%, 08/15/39	6,000,000	7,761,562
5.250%, 02/15/29	3,500,000	4,369,258
5.500%, 08/15/28 (e)	15,000,000	18,888,281
6.000%, 02/15/26	2,525,000	3,112,063

U.S. Treasury—(Continued)
U.S. Treasury Coupon Strips Zero Coupon, 02/15/22	3,975,000	3,722,839
Zero Coupon, 05/15/22	14,560,000	13,565,908
Zero Coupon, 08/15/22 (e)	3,085,000	2,855,948
Zero Coupon, 11/15/22 (e)	6,250,000	5,754,646
Zero Coupon, 02/15/23	18,035,000	16,510,368
Zero Coupon, 05/15/23	47,445,000	43,184,660
Zero Coupon, 08/15/23	2,220,000	2,008,453
Zero Coupon, 11/15/23 (e)	2,300,000	2,069,446
Zero Coupon, 02/15/24	4,900,000	4,383,520
Zero Coupon, 08/15/24 (e)	2,500,000	2,209,846
Zero Coupon, 11/15/24	1,500,000	1,316,576
Zero Coupon, 02/15/25	2,000,000	1,743,645
Zero Coupon, 05/15/25	5,500,000	4,766,535
Zero Coupon, 08/15/25	648,000	557,250
Zero Coupon, 11/15/26	366,129	304,815
Zero Coupon, 08/15/27	400,000	325,736
Zero Coupon, 11/15/27	570,000	461,428
Zero Coupon, 05/15/28	15,030,000	11,994,817
Zero Coupon, 08/15/28 (e)	250,000	198,090
Zero Coupon, 05/15/29	1,800,000	1,396,067
Zero Coupon, 11/15/29	1,000,000	765,594
Zero Coupon, 02/15/30	8,300,000	6,311,467
Zero Coupon, 05/15/30	700,000	528,224
Zero Coupon, 08/15/30	3,925,000	2,940,183
Zero Coupon, 11/15/30	5,425,000	4,030,861
Zero Coupon, 02/15/31	1,775,000	1,310,263
Zero Coupon, 05/15/31	10,500,000	7,690,004
Zero Coupon, 08/15/31	7,800,000	5,668,285
Zero Coupon, 11/15/31	3,000,000	2,164,922
Zero Coupon, 02/15/32 (e)	12,900,000	9,240,724
Zero Coupon, 05/15/32	12,800,000	9,095,135
Zero Coupon, 08/15/32	6,900,000	4,865,657
Zero Coupon, 08/15/33	400,000	273,877
Zero Coupon, 11/15/33	13,000,000	8,837,293
Zero Coupon, 02/15/34 (e)	4,400,000	2,965,256
Zero Coupon, 05/15/34	19,000,000	12,706,112
Zero Coupon, 08/15/34	5,000,000	3,318,135
Zero Coupon, 05/15/35	4,000,000	2,590,221
U.S. Treasury Inflation Indexed Bond 1.750%, 01/15/28 (f)	600,720	663,723
U.S. Treasury Inflation Indexed Note 0.125%, 01/15/22 (e) (f)	1,668,075	1,655,024
U.S. Treasury Notes 1.625%, 02/15/26	782,300	747,922
1.750%, 02/28/22	100,000	98,652
2.000%, 06/30/24 (e)	2,308,000	2,279,060
2.000%, 02/15/25	8,000,000	7,872,812
2.000%, 08/15/25	11,000,000	10,802,773
2.000%, 11/15/26	910,000	888,459
2.125%, 02/29/24	663,000	659,400
2.125%, 05/15/25	22,000,000	21,780,859
2.250%, 11/15/25	16,130,000	16,065,102
2.500%, 05/31/20 (e)	630,000	630,861
2.750%, 05/31/23	663,000	676,674
2.750%, 02/15/24	2,300,000	2,353,906

BHFTI-160

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes 2.875%, 04/30/25	450,000	$464,906
2.875%, 05/31/25	4,920,000	5,082,783
2.875%, 05/15/28	7,681,100	7,986,244
U.S. Treasury Principal Strip Zero Coupon, 11/15/41	13,900,000	7,429,221

		501,732,912

Total U.S. Treasury & Government Agencies (Cost $1,217,607,592)		1,216,007,808

Corporate Bonds & Notes—26.0%

Aerospace/Defense—0.3%
Airbus Finance B.V. 2.700%, 04/17/23 (144A)	249,000	247,701
Airbus SE 3.150%, 04/10/27 (144A)	409,000	409,009
3.950%, 04/10/47 (144A)	150,000	154,146
BAE Systems plc 4.750%, 10/11/21 (144A)	1,000,000	1,040,657
Carlyle Global Market Strategies CLO, Ltd. 1.000%, 07/15/19 (c) (g) (h)	44,542	44,431
Harris Corp. 3.832%, 04/27/25	600,000	615,139
Lockheed Martin Corp. 3.100%, 01/15/23	193,000	195,178
4.500%, 05/15/36	450,000	488,459
Northrop Grumman Corp. 3.200%, 02/01/27	179,000	176,349
3.850%, 04/15/45	182,000	174,928
Northrop Grumman Systems Corp. 7.750%, 02/15/31	350,000	479,482
Rockwell Collins, Inc. 3.200%, 03/15/24	251,000	250,925
4.350%, 04/15/47	133,000	131,283
United Technologies Corp. 3.950%, 08/16/25	215,000	223,439
4.450%, 11/16/38	240,000	248,507
7.500%, 09/15/29	1,568,000	2,059,710

		6,939,343

Agriculture—0.0%
BAT Capital Corp. 4.390%, 08/15/37	68,000	61,404
Cargill, Inc. 3.250%, 03/01/23 (144A)	165,000	167,721
Reynolds American, Inc. 7.000%, 08/04/41	570,000	635,855

		864,980

Airlines—0.6%
Air Canada Pass-Through Trust 3.300%, 01/15/30 (144A)	498,893	484,965
3.550%, 01/15/30 (144A)	707,414	689,223
4.125%, 05/15/25 (144A)	904,696	922,156

Airlines—(Continued)
American Airlines Pass-Through Trust 3.000%, 10/15/28	1,670,977	1,616,158
3.650%, 06/15/28	141,222	138,454
3.650%, 02/15/29	399,600	401,649
3.700%, 10/01/26	194,437	194,845
4.950%, 01/15/23	659,199	682,600
British Airways Pass-Through Trust 3.800%, 09/20/31 (144A)	652,894	665,103
4.125%, 09/20/31 (144A)	871,345	884,676
Continental Airlines Pass-Through Trust 4.000%, 10/29/24	150,438	152,950
Spirit Airlines Pass-Through Trust 3.375%, 02/15/30	291,550	287,621
United Airlines Pass-Through Trust 3.450%, 07/07/28	427,276	418,948
3.500%, 03/01/30	1,275,404	1,258,400
3.650%, 01/07/26	224,931	222,157
3.700%, 03/01/30	653,424	636,388
4.000%, 04/11/26	482,528	491,358
4.150%, 08/25/31	1,400,000	1,450,437
4.300%, 08/15/25	648,492	672,294
4.550%, 08/25/31	1,200,000	1,230,908
4.600%, 03/01/26	328,613	333,767

		13,835,057

Auto Manufacturers—0.4%
American Honda Finance Corp. 2.300%, 09/09/26	236,000	223,617
2.900%, 02/16/24	450,000	449,543
BMW U.S. Capital LLC 2.250%, 09/15/23 (144A)	540,000	524,492
Daimler Finance North America LLC 2.300%, 01/06/20 (144A)	1,600,000	1,593,111
2.875%, 03/10/21 (144A)	500,000	498,830
Ford Motor Credit Co. LLC 2.021%, 05/03/19	678,000	677,381
General Motors Financial Co., Inc. 3.450%, 04/10/22	332,000	332,123
3.500%, 11/07/24	695,000	671,876
3.700%, 05/09/23	683,000	679,674
3.950%, 04/13/24	1,200,000	1,188,250
4.300%, 07/13/25	1,360,000	1,353,230
4.350%, 04/09/25	690,000	687,447

		8,879,574

Banks—7.0%
ABN AMRO Bank NV 4.750%, 07/28/25 (144A)	500,000	519,425
AIB Group plc 4.750%, 10/12/23 (144A)	1,340,000	1,384,446
ANZ New Zealand International, Ltd. 2.600%, 09/23/19 (144A)	1,800,000	1,798,837
2.850%, 08/06/20 (144A)	250,000	250,172
Australia & New Zealand Banking Group, Ltd. 4.400%, 05/19/26 (144A)	200,000	203,285

BHFTI-161

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of America Corp. 2.503%, 10/21/22	120,000	$118,524
2.881%, 3M LIBOR + 1.021%, 04/24/23 (a)	210,000	209,424
3.004%, 3M LIBOR + 0.790%, 12/20/23 (a)	2,141,000	2,135,388
3.124%, 3M LIBOR + 1.160%, 01/20/23 (a)	2,043,000	2,049,524
3.300%, 01/11/23	3,075,000	3,115,334
3.366%, 3M LIBOR + 0.810%, 01/23/26 (a)	600,000	600,823
3.499%, 3M LIBOR + 0.630%, 05/17/22 (a)	312,000	315,843
3.550%, 3M LIBOR + 0.780%, 03/05/24 (a)	2,562,000	2,602,132
3.705%, 3M LIBOR + 1.512%, 04/24/28 (a)	2,500,000	2,513,351
3.970%, 3M LIBOR + 1.070%, 03/05/29 (a)	1,400,000	1,429,759
4.000%, 01/22/25	1,071,000	1,093,670
4.250%, 10/22/26	520,000	534,644
Bank of Montreal 2.350%, 09/11/22	500,000	494,666
3.803%, 5 year USD ICE Swap + 1.432%, 12/15/32 (a)	433,000	418,711
Bank of New York Mellon Corp. (The) 3.250%, 09/11/24	1,200,000	1,216,791
Bank of Nova Scotia (The) 1.875%, 09/20/21 (144A)	300,000	294,474
2.800%, 07/21/21	500,000	501,509
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 4.100%, 09/09/23 (144A)	1,114,000	1,160,759
Banque Federative du Credit Mutuel S.A. 3.750%, 07/20/23 (144A)	1,070,000	1,097,039
Barclays plc 3.650%, 03/16/25	254,000	247,660
3.684%, 01/10/23	386,000	385,577
4.338%, 3M LIBOR + 1.356%, 05/16/24 (a)	2,499,000	2,527,770
4.610%, 3M LIBOR + 1.400%, 02/15/23 (a)	1,000,000	1,021,962
5.200%, 05/12/26	250,000	255,016
BB&T Corp. 6.850%, 04/30/19	525,000	526,694
BNP Paribas S.A. 3.500%, 03/01/23 (144A)	400,000	400,204
BNZ International Funding, Ltd. 2.650%, 11/03/22 (144A)	842,000	828,860
2.900%, 02/21/22 (144A)	300,000	298,575
BPCE S.A. 3.375%, 12/02/26	700,000	688,936
4.625%, 07/11/24 (144A)	400,000	407,937
Canadian Imperial Bank of Commerce 2.100%, 10/05/20 (e)	200,000	198,353
Capital One Financial Corp. 3.200%, 02/05/25	236,000	231,177
3.750%, 04/24/24	671,000	681,662
3.750%, 07/28/26	860,000	838,305
4.200%, 10/29/25	200,000	203,511
Capital One N.A. 2.400%, 09/05/19	300,000	299,409
Citigroup, Inc. 2.350%, 08/02/21	192,000	189,789
2.400%, 02/18/20	450,000	448,256
2.750%, 04/25/22 (e)	1,900,000	1,892,606
2.900%, 12/08/21	600,000	599,618
3.142%, 3M LIBOR + 0.722%, 01/24/23 (a)	667,000	669,500

Banks—(Continued)
Citigroup, Inc. 3.200%, 10/21/26	485,000	475,417
3.400%, 05/01/26	825,000	820,750
3.668%, 3M LIBOR + 1.390%, 07/24/28 (a)	700,000	698,905
3.700%, 01/12/26	250,000	254,373
3.875%, 03/26/25	1,300,000	1,310,567
3.878%, 3M LIBOR + 1.168%, 01/24/39 (a)	150,000	146,737
3.980%, 3M LIBOR + 1.338%, 03/20/30 (a)	1,700,000	1,729,992
4.300%, 11/20/26	750,000	762,855
4.400%, 06/10/25	566,000	586,345
4.450%, 09/29/27	117,000	120,359
4.750%, 05/18/46	800,000	827,492
5.500%, 09/13/25	692,000	758,982
Citizens Bank N.A. 3.700%, 03/29/23	785,000	805,761
Citizens Financial Group, Inc. 2.375%, 07/28/21	110,000	108,532
4.300%, 12/03/25	193,000	197,783
Commonwealth Bank of Australia 2.000%, 09/06/21 (144A)	500,000	490,486
2.850%, 05/18/26 (144A) (e)	720,000	700,566
3.450%, 03/16/23 (144A)	720,000	732,733
4.500%, 12/09/25 (144A)	352,000	361,439
Cooperative Rabobank UA 3.875%, 09/26/23 (144A)	675,000	695,280
4.375%, 08/04/25	941,000	970,625
4.625%, 12/01/23	872,000	911,384
Credit Agricole S.A. 3.750%, 04/24/23 (144A)	250,000	252,857
4.125%, 01/10/27 (144A)	677,000	691,788
4.375%, 03/17/25 (144A)	295,000	300,102
Credit Suisse AG 3.625%, 09/09/24	250,000	254,596
Credit Suisse Group AG 3.574%, 01/09/23 (144A)	250,000	250,936
4.282%, 01/09/28 (144A)	1,433,000	1,450,641
Credit Suisse Group Funding Guernsey, Ltd. 3.750%, 03/26/25	970,000	977,955
Danske Bank A/S 2.000%, 09/08/21 (144A)	366,000	352,656
2.700%, 03/02/22 (144A)	372,000	362,308
Deutsche Bank AG 3.700%, 05/30/24	667,000	640,579
4.250%, 10/14/21	900,000	904,528
4.296%, 5Y USD Swap + 2.248%, 05/24/28 (a)	400,000	368,478
Discover Bank 4.200%, 08/08/23	400,000	416,055
4.250%, 03/13/26	1,229,000	1,248,766
Fifth Third Bancorp 3.950%, 03/14/28	400,000	413,530
8.250%, 03/01/38	500,000	697,357
Goldman Sachs Group, Inc. (The) 2.350%, 11/15/21	1,473,000	1,450,580
2.876%, 3M LIBOR + 0.821%, 10/31/22 (a)	2,050,000	2,033,158
2.908%, 3M LIBOR + 1.053%, 06/05/23 (a)	1,100,000	1,087,649
3.000%, 04/26/22	1,000,000	999,517

BHFTI-162

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Goldman Sachs Group, Inc. (The) 3.272%, 3M LIBOR + 1.201%, 09/29/25 (a)	1,209,000	$1,193,592
3.500%, 01/23/25	392,000	390,918
3.500%, 11/16/26	1,300,000	1,283,696
3.691%, 3M LIBOR + 1.510%, 06/05/28 (a)	1,674,000	1,657,537
3.750%, 05/22/25	1,859,000	1,876,202
3.850%, 01/26/27	2,090,000	2,099,700
4.223%, 3M LIBOR + 1.301%, 05/01/29 (a)	2,000,000	2,046,723
5.375%, 03/15/20	3,126,000	3,198,839
HSBC Bank plc 4.750%, 01/19/21 (144A)	1,600,000	1,649,328
HSBC Holdings plc 2.650%, 01/05/22	2,940,000	2,914,443
3.033%, 3M LIBOR + 0.923%, 11/22/23 (a)	473,000	470,709
3.900%, 05/25/26	200,000	202,656
4.250%, 03/14/24	500,000	511,460
4.250%, 08/18/25	300,000	306,559
4.375%, 11/23/26	1,006,000	1,031,303
Huntington Bancshares, Inc. 2.300%, 01/14/22	813,000	800,807
Industrial & Commercial Bank of China, Ltd. 2.452%, 10/20/21	750,000	736,664
ING Bank NV 1.650%, 08/15/19 (144A)	300,000	298,796
ING Groep NV 3.950%, 03/29/27	217,000	218,008
4.100%, 10/02/23	1,770,000	1,820,134
KeyCorp 4.150%, 10/29/25	275,000	289,696
5.100%, 03/24/21 (e)	896,000	935,004
Lloyds Banking Group plc 2.907%, 3M LIBOR + 0.810%, 11/07/23 (a)	300,000	292,328
4.375%, 03/22/28	633,000	648,768
4.450%, 05/08/25	540,000	560,810
4.582%, 12/10/25	400,000	404,933
Macquarie Bank, Ltd. 2.600%, 06/24/19 (144A)	979,000	978,606
2.850%, 07/29/20 (144A) (e)	250,000	250,153
4.000%, 07/29/25 (144A)	250,000	256,439
Macquarie Group, Ltd. 3.763%, 3M LIBOR + 1.372%, 11/28/28 (144A) (a)	1,015,000	988,569
5.033%, 3M LIBOR + 1.750%, 01/15/30 (144A) (a)	1,820,000	1,932,865
6.000%, 01/14/20 (144A)	2,072,000	2,118,902
Mitsubishi UFJ Financial Group, Inc. 2.527%, 09/13/23	250,000	244,558
3.407%, 03/07/24	1,510,000	1,530,731
Mizuho Bank, Ltd. 3.600%, 09/25/24 (144A)	950,000	971,508
Morgan Stanley 2.750%, 05/19/22	250,000	248,570
3.125%, 01/23/23	500,000	501,736
3.591%, 3M LIBOR + 1.340%, 07/22/28 (a) (e)	1,067,000	1,059,868
3.625%, 01/20/27	1,157,000	1,159,792
3.700%, 10/23/24	500,000	509,003
3.772%, 3M LIBOR + 1.140%, 01/24/29 (a)	278,000	279,844
3.875%, 04/29/24	700,000	720,359

Banks—(Continued)
Morgan Stanley 5.000%, 11/24/25	1,269,000	1,361,111
5.500%, 01/26/20	1,430,000	1,460,853
5.500%, 07/28/21	807,000	854,551
5.750%, 01/25/21	2,500,000	2,625,800
National Australia Bank, Ltd. 2.400%, 12/09/19 (144A)	400,000	399,205
3.375%, 01/14/26	1,000,000	1,005,240
NatWest Markets plc 3.625%, 09/29/22 (144A)	1,155,000	1,154,897
Nordea Bank AB 4.875%, 01/27/20 (144A)	900,000	915,110
Northern Trust Corp. 3.375%, 08/23/21 (e)	300,000	305,641
3.375%, 3M LIBOR + 1.131%, 05/08/32 (a)	251,000	246,150
PNC Financial Services Group, Inc. (The) 4.375%, 08/11/20	650,000	665,391
6.700%, 06/10/19	650,000	654,784
Regions Financial Corp. 2.750%, 08/14/22	136,000	134,985
3.800%, 08/14/23	132,000	135,749
Royal Bank of Canada 3.700%, 10/05/23	700,000	723,565
4.650%, 01/27/26	495,000	525,162
Royal Bank of Scotland Group plc 4.269%, 3M LIBOR + 1.762%, 03/22/25 (a)	480,000	484,742
4.519%, 3M LIBOR + 1.550%, 06/25/24 (a)	205,000	209,724
4.892%, 3M LIBOR + 1.754%, 05/18/29 (a)	290,000	301,253
Santander UK Group Holdings plc 4.750%, 09/15/25 (144A)	1,200,000	1,191,164
Societe Generale S.A. 3.875%, 03/28/24 (144A)	1,085,000	1,089,043
4.250%, 09/14/23 (144A)	700,000	718,262
4.250%, 04/14/25 (144A)	500,000	503,856
Standard Chartered plc 4.247%, 3M LIBOR + 1.150%, 01/20/23 (144A) (a)	1,200,000	1,219,055
4.866%, 3M LIBOR + 1.970%, 03/15/33 (144A) (a)	300,000	305,082
5.200%, 01/26/24 (144A)	1,000,000	1,054,588
State Street Corp. 3.100%, 05/15/23	407,000	412,945
3.700%, 11/20/23	1,608,000	1,679,945
Sumitomo Mitsui Financial Group, Inc. 2.442%, 10/19/21	318,000	314,373
2.778%, 10/18/22	411,000	409,151
2.784%, 07/12/22 (e)	800,000	796,146
2.846%, 01/11/22	900,000	901,044
3.010%, 10/19/26	212,000	208,071
3.102%, 01/17/23	482,000	483,791
Sumitomo Mitsui Trust Bank, Ltd. 2.050%, 10/18/19 (144A)	1,000,000	995,736
SunTrust Banks, Inc. 2.750%, 05/01/23	2,000,000	1,984,549
U.S. Bancorp 3.150%, 04/27/27 (e)	169,000	169,838
UBS AG 2.450%, 12/01/20 (144A)	200,000	198,868

BHFTI-163

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
UBS Group Funding Switzerland AG 2.859%, 3M LIBOR + 0.954%, 08/15/23 (144A) (a)	276,000	$272,009
3.491%, 05/23/23 (144A)	762,000	765,904
4.125%, 09/24/25 (144A) (e)	300,000	309,936
US Bancorp 2.375%, 07/22/26	1,902,000	1,818,698
Wells Fargo & Co. 2.500%, 03/04/21	179,000	178,160
3.069%, 01/24/23	3,470,000	3,475,968
3.300%, 09/09/24	770,000	776,403
3.500%, 03/08/22 (e)	1,900,000	1,936,497
3.750%, 01/24/24	740,000	761,789
4.100%, 06/03/26	1,291,000	1,320,856
4.650%, 11/04/44	595,000	612,266
5.375%, 11/02/43	1,005,000	1,131,922
Westpac Banking Corp. 2.850%, 05/13/26	500,000	485,627
4.322%, 5Y USD ICE Swap + 2.236%, 11/23/31 (a)	1,050,000	1,041,493

		154,799,370

Beverages—0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.700%, 02/01/36 (144A)	1,500,000	1,500,592
Anheuser-Busch InBev Worldwide, Inc. 4.375%, 04/15/38	1,300,000	1,249,627
4.439%, 10/06/48	340,000	320,463
4.750%, 01/23/29	970,000	1,032,880
4.750%, 04/15/58	775,000	740,122
Beam Suntory, Inc. 3.250%, 05/15/22	760,000	760,610
Coca-Cola Femsa S.A.B. de C.V. 3.875%, 11/26/23	350,000	361,229
Constellation Brands, Inc. 4.400%, 11/15/25	370,000	388,706
5.250%, 11/15/48	205,000	217,802
Heineken NV 3.400%, 04/01/22 (144A)	1,339,000	1,365,885
Keurig Dr Pepper, Inc. 3.130%, 12/15/23	515,000	512,534
3.430%, 06/15/27	175,000	169,365
Maple Escrow Subsidiary, Inc. 4.417%, 05/25/25 (144A)	268,000	278,007
4.985%, 05/25/38 (144A)	387,000	395,462

		9,293,284

Biotechnology—0.1%
Amgen, Inc. 4.563%, 06/15/48	500,000	502,489
Baxalta, Inc. 5.250%, 06/23/45	27,000	29,635
Celgene Corp. 5.700%, 10/15/40	165,000	181,257
Gilead Sciences, Inc. 3.250%, 09/01/22	630,000	641,965

Biotechnology—(Continued)
Gilead Sciences, Inc. 3.500%, 02/01/25	115,000	117,362
3.650%, 03/01/26	115,000	117,370
3.700%, 04/01/24	704,000	727,453
4.000%, 09/01/36	201,000	197,560

		2,515,091

Building Materials—0.1%
CRH America Finance, Inc. 3.400%, 05/09/27 (144A)	214,000	205,062
Johnson Controls International plc 3.625%, 07/02/24 (i)	277,000	280,350
4.950%, 07/02/64 (i)	737,000	684,165
5.000%, 03/30/20 (e)	635,000	648,219
Martin Marietta Materials, Inc. 3.450%, 06/01/27	499,000	478,264
Masco Corp. 6.500%, 08/15/32	720,000	820,015

		3,116,075

Chemicals—0.5%
Air Liquide Finance S.A. 2.250%, 09/27/23 (144A)	350,000	338,696
Albemarle Corp. 5.450%, 12/01/44	350,000	362,243
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P. 3.400%, 12/01/26 (144A)	339,000	340,856
3.700%, 06/01/28 (144A)	450,000	460,221
Dow Chemical Co. (The) 4.250%, 10/01/34	1,000,000	979,458
8.850%, 09/15/21	640,000	721,581
DowDuPont, Inc. 4.493%, 11/15/25	800,000	852,824
5.319%, 11/15/38	395,000	439,763
International Flavors & Fragrances, Inc. 4.450%, 09/26/28	345,000	362,612
5.000%, 09/26/48	404,000	424,887
Mosaic Co. (The) 5.450%, 11/15/33	1,163,000	1,251,910
5.625%, 11/15/43	300,000	318,777
Nutrien, Ltd. 3.000%, 04/01/25	440,000	426,171
3.375%, 03/15/25	87,000	85,853
4.125%, 03/15/35	620,000	585,920
4.200%, 04/01/29	185,000	190,234
5.000%, 04/01/49	270,000	280,596
5.250%, 01/15/45	300,000	317,948
Praxair, Inc. 2.650%, 02/05/25	261,000	259,286
Rohm & Haas Co. 7.850%, 07/15/29	418,000	536,080
Sherwin-Williams Co. (The) 3.125%, 06/01/24	247,000	245,588

BHFTI-164

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Westlake Chemical Corp. 4.375%, 11/15/47	237,000	$210,315

		9,991,819

Commercial Services—0.3%
Ecolab, Inc.
2.250%, 01/12/20	297,000	296,209
3.250%, 01/14/23	700,000	709,504
3.250%, 12/01/27	215,000	216,295
ERAC USA Finance LLC 3.850%, 11/15/24 (144A)	925,000	939,955
4.500%, 08/16/21 (144A)	1,740,000	1,793,484
7.000%, 10/15/37 (144A)	500,000	641,321
President & Fellows of Harvard College 3.300%, 07/15/56	714,000	671,532
Western Union Co. (The) 3.600%, 03/15/22 (e)	995,000	1,011,146
6.200%, 06/21/40	200,000	204,808

		6,484,254

Computers—0.6%
Apple, Inc. 2.450%, 08/04/26 (e)	519,000	501,405
2.750%, 01/13/25	600,000	596,835
2.850%, 05/11/24	1,123,000	1,126,959
2.900%, 09/12/27	836,000	824,901
3.000%, 02/09/24	2,312,000	2,344,702
3.000%, 06/20/27	675,000	672,620
3.200%, 05/11/27	514,000	518,706
3.350%, 02/09/27	1,207,000	1,232,192
3.450%, 02/09/45	625,000	596,114
3.750%, 09/12/47	1,200,000	1,195,827
3.850%, 08/04/46	362,000	366,844
Dell International LLC / EMC Corp. 6.020%, 06/15/26 (144A)	1,177,000	1,265,974
DXC Technology Co. 4.250%, 04/15/24	310,000	314,710
7.450%, 10/15/29	700,000	866,542
IBM Credit LLC 3.000%, 02/06/23	960,000	967,617
International Business Machines Corp. 6.500%, 01/15/28	300,000	369,190

		13,761,138

Cosmetics/Personal Care—0.1%
Procter & Gamble Co. (The) 2.700%, 02/02/26	750,000	746,853
Unilever Capital Corp. 3.375%, 03/22/25	310,000	316,620

		1,063,473

Distribution/Wholesale—0.0%
WW Grainger, Inc. 4.600%, 06/15/45	190,000	202,918

Diversified Financial Services—1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.300%, 01/23/23	468,000	459,520
3.500%, 01/15/25	600,000	578,994
4.450%, 04/03/26	650,000	651,407
Air Lease Corp. 3.250%, 03/01/25	484,000	465,663
Aircastle, Ltd. 4.400%, 09/25/23	710,000	723,325
American Express Co.
3.000%, 10/30/24	700,000	697,436
3.400%, 02/27/23	600,000	609,398
Ameriprise Financial, Inc. 2.875%, 09/15/26 (e)	635,000	621,776
BOC Aviation, Ltd. 2.750%, 09/18/22 (144A)	480,000	469,570
Brookfield Finance, Inc.
3.900%, 01/25/28	358,000	346,529
4.700%, 09/20/47	409,000	393,827
Capital One Bank USA N.A.
3.375%, 02/15/23	600,000	599,959
8.800%, 07/15/19	300,000	305,039
CME Group, Inc. 3.000%, 03/15/25	440,000	442,521
Daiwa Securities Group, Inc. 3.129%, 04/19/22 (144A)	439,000	437,340
GE Capital International Funding Co.
2.342%, 11/15/20	6,696,000	6,612,307
4.418%, 11/15/35	3,726,000	3,452,711
International Lease Finance Corp.
5.875%, 08/15/22	298,000	321,389
8.625%, 01/15/22	850,000	965,679
Invesco Finance plc 4.000%, 01/30/24	500,000	517,085
Jefferies Group LLC 5.125%, 01/20/23	300,000	318,231
Legg Mason, Inc. 3.950%, 07/15/24	700,000	708,567
National Rural Utilities Cooperative Finance Corp. 2.950%, 02/07/24	210,000	211,002
ORIX Corp. 2.900%, 07/18/22	362,000	361,952
Private Export Funding Corp.
2.800%, 05/15/22	1,000,000	1,010,526
3.550%, 01/15/24	7,383,000	7,739,839
Synchrony Financial 3.700%, 08/04/26	500,000	471,455
TD Ameritrade Holding Corp. 2.950%, 04/01/22	295,000	297,678

		30,790,725

Electric—1.9%
Alabama Power Co.
3.550%, 12/01/23	461,000	477,410
4.150%, 08/15/44	218,000	225,495
Arizona Public Service Co. 3.350%, 06/15/24	400,000	405,070

BHFTI-165

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Baltimore Gas & Electric Co. 5.200%, 06/15/33	1,510,000	$1,716,694
Berkshire Hathaway Energy Co.
3.750%, 11/15/23	1,736,000	1,805,521
6.125%, 04/01/36	325,000	408,978
CenterPoint Energy Houston Electric LLC 2.250%, 08/01/22	950,000	936,602
China Southern Power Grid International Finance BVI Co., Ltd. 3.500%, 05/08/27 (144A)	960,000	959,439
Cleveland Electric Illuminating Co. (The) 4.550%, 11/15/30 (144A)	250,000	263,531
CMS Energy Corp. 3.875%, 03/01/24	170,000	174,331
Commonwealth Edison Co.
3.650%, 06/15/46	162,000	158,014
3.750%, 08/15/47	350,000	344,921
Connecticut Light & Power Co. (The) 4.000%, 04/01/48	236,000	245,136
Consumers Energy Co. 4.350%, 08/31/64	191,000	199,770
Delmarva Power & Light Co. 4.150%, 05/15/45	500,000	513,005
Dominion Energy, Inc.
2.750%, 09/15/22	232,000	230,079
2.850%, 08/15/26	183,000	176,170
DTE Electric Co.
3.900%, 06/01/21 (e)	1,000,000	1,023,717
5.700%, 10/01/37	300,000	361,869
DTE Energy Co.
3.500%, 06/01/24	449,000	454,801
3.850%, 12/01/23	225,000	232,451
Duke Energy Carolinas LLC 6.000%, 01/15/38	600,000	766,779
Duke Energy Indiana LLC 3.750%, 05/15/46	350,000	341,326
Duke Energy Ohio, Inc. 3.800%, 09/01/23	815,000	849,371
Duke Energy Progress LLC
3.700%, 10/15/46	377,000	368,727
4.100%, 03/15/43 (e)	200,000	207,401
4.375%, 03/30/44	247,000	266,936
5.700%, 04/01/35	360,000	427,411
Duquesne Light Holdings, Inc. 3.616%, 08/01/27 (144A)	1,050,000	1,027,114
Enel Finance International NV
3.500%, 04/06/28 (144A)	465,000	437,421
3.625%, 05/25/27 (144A)	480,000	459,739
4.625%, 09/14/25 (144A)	265,000	274,255
Entergy Arkansas, Inc. 3.050%, 06/01/23	765,000	765,782
Entergy Corp. 2.950%, 09/01/26	194,000	186,558
Entergy Louisiana LLC
2.400%, 10/01/26	414,000	391,297
3.050%, 06/01/31	195,000	186,428

Electric—(Continued)
Entergy Mississippi LLC 2.850%, 06/01/28	170,000	164,102
Exelon Corp. 3.497%, 06/01/22	600,000	606,295
Exelon Generation Co. LLC
3.400%, 03/15/22	643,000	652,047
6.250%, 10/01/39	160,000	177,824
FirstEnergy Corp. 4.850%, 07/15/47	289,000	310,503
Florida Power & Light Co. 5.625%, 04/01/34	1,250,000	1,519,005
Fortis, Inc.
3.055%, 10/04/26	1,500,000	1,435,881
Indiana Michigan Power Co. 3.200%, 03/15/23	330,000	332,934
Jersey Central Power & Light Co. 6.150%, 06/01/37	200,000	237,388
Kansas City Power & Light Co.
3.150%, 03/15/23	604,000	613,486
5.300%, 10/01/41	315,000	368,498
Korea Southern Power Co., Ltd. 3.000%, 01/29/21 (144A)	227,000	227,463
Massachusetts Electric Co. 4.004%, 08/15/46 (144A)	402,000	393,244
Mid-Atlantic Interstate Transmission LLC 4.100%, 05/15/28 (144A)	340,000	349,027
MidAmerican Energy Co. 3.700%, 09/15/23	1,100,000	1,141,476
Nevada Power Co.
5.375%, 09/15/40	223,000	256,600
6.650%, 04/01/36	360,000	467,821
New England Power Co. 3.800%, 12/05/47 (144A)	280,000	271,096
New York State Electric & Gas Corp. 3.250%, 12/01/26 (144A)	434,000	433,448
NextEra Energy Capital Holdings, Inc. 3.625%, 06/15/23	410,000	412,805
Niagara Mohawk Power Corp. 3.508%, 10/01/24 (144A)	305,000	313,340
Northern States Power Co.
6.250%, 06/01/36	200,000	259,995
6.500%, 03/01/28	628,000	747,740
Ohio Power Co. 5.375%, 10/01/21	305,000	324,911
PacifiCorp 3.600%, 04/01/24	315,000	326,213
Pennsylvania Electric Co. 3.250%, 03/15/28 (144A)	113,000	109,153
PPL Electric Utilities Corp.
2.500%, 09/01/22	300,000	296,674
4.125%, 06/15/44	208,000	216,424
Progress Energy, Inc. 7.000%, 10/30/31	200,000	259,945
Public Service Co. of Colorado 2.500%, 03/15/23	400,000	394,550

BHFTI-166

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Public Service Co. of New Hampshire 3.500%, 11/01/23	272,000	$280,955
Public Service Co. of Oklahoma
5.150%, 12/01/19	1,010,000	1,026,627
6.625%, 11/15/37	600,000	756,861
Public Service Electric & Gas Co. 3.800%, 01/01/43	700,000	701,188
Sempra Energy 4.050%, 12/01/23	1,054,000	1,078,728
Sierra Pacific Power Co. 3.375%, 08/15/23	556,000	567,362
Southern California Edison Co.
3.650%, 03/01/28	500,000	491,303
5.550%, 01/15/36	500,000	532,903
Southern Power Co. 5.150%, 09/15/41	400,000	416,252
Southwestern Public Service Co.
4.500%, 08/15/41	250,000	270,053
Tampa Electric Co. 4.450%, 06/15/49	500,000	517,097
Toledo Edison Co. (The) 6.150%, 05/15/37	400,000	492,218
Tri-State Generation & Transmission Association, Inc. 4.250%, 06/01/46	206,000	198,555
Virginia Electric & Power Co.
2.750%, 03/15/23	400,000	399,276
2.950%, 01/15/22	489,000	490,825
4.450%, 02/15/44	126,000	133,819
6.000%, 05/15/37	685,000	846,580

		41,090,039

Electronics—0.0%
Arrow Electronics, Inc.
3.250%, 09/08/24	439,000	425,833
3.875%, 01/12/28	376,000	362,298

		788,131

Engineering & Construction—0.0%
Mexico City Airport Trust 5.500%, 07/31/47 (144A)	200,000	184,000

Environmental Control—0.0%
Republic Services, Inc. 5.500%, 09/15/19	650,000	657,645

Food—0.4%
Campbell Soup Co. 3.950%, 03/15/25	790,000	795,525
Conagra Brands, Inc.
4.600%, 11/01/25 (e)	350,000	368,275
5.300%, 11/01/38	740,000	751,851
General Mills, Inc.
4.000%, 04/17/25	535,000	553,923
4.200%, 04/17/28 (e)	335,000	348,326
4.550%, 04/17/38	130,000	128,905
Kellogg Co. 3.400%, 11/15/27	333,000	320,253
Kraft Heinz Foods Co.
5.000%, 07/15/35	1,800,000	1,769,520
6.875%, 01/26/39	333,000	376,591
Kroger Co. (The) 8.000%, 09/15/29	610,000	764,884
McCormick & Co., Inc.
3.150%, 08/15/24	269,000	268,464
3.400%, 08/15/27	396,000	389,045
Smithfield Foods, Inc. 5.200%, 04/01/29 (144A)	1,100,000	1,106,626
Sysco Corp.
3.550%, 03/15/25	340,000	344,949
4.450%, 03/15/48	200,000	204,041
Tyson Foods, Inc. 3.950%, 08/15/24 (e)	456,000	469,830

		8,961,008

Forest Products & Paper—0.1%
International Paper Co.
3.000%, 02/15/27 (e)	429,000	413,327
7.300%, 11/15/39	350,000	441,888
8.700%, 06/15/38	250,000	350,852

		1,206,067

Gas—0.3%
Atmos Energy Corp.
4.125%, 10/15/44	450,000	470,351
4.150%, 01/15/43	460,000	476,579
Brooklyn Union Gas Co. (The) 4.273%, 03/15/48 (144A)	500,000	517,193
CenterPoint Energy Resources Corp. 4.500%, 01/15/21	429,000	439,834
KeySpan Gas East Corp. 2.742%, 08/15/26 (144A)	345,000	330,470
Korea Gas Corp. 1.875%, 07/18/21 (144A)	400,000	390,570
NiSource, Inc. 6.250%, 12/15/40	510,000	641,396
Southern Co. Gas Capital Corp.
2.450%, 10/01/23	172,000	167,210
3.500%, 09/15/21	1,000,000	1,012,623
3.950%, 10/01/46	212,000	199,224
4.400%, 06/01/43	375,000	375,794
6.000%, 10/01/34	1,000,000	1,194,412
Southwest Gas Corp. 3.800%, 09/29/46	332,000	312,063

		6,527,719

Healthcare-Products—0.2%
Abbott Laboratories 3.875%, 09/15/25	464,000	485,459
Becton Dickinson & Co. 3.734%, 12/15/24	85,000	86,351

BHFTI-167

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—(Continued)
Boston Scientific Corp. 3.750%, 03/01/26	600,000	$612,352
Covidien International Finance S.A. 2.950%, 06/15/23	377,000	380,396
Medtronic, Inc.
3.125%, 03/15/22	317,000	322,098
4.375%, 03/15/35	895,000	977,927
Thermo Fisher Scientific, Inc.
2.950%, 09/19/26	286,000	275,839
3.150%, 01/15/23	1,066,000	1,073,910
4.150%, 02/01/24	515,000	538,451
Zimmer Biomet Holdings, Inc. 3.700%, 03/19/23	233,000	235,219

		4,988,002

Healthcare-Services—0.3%
Aetna, Inc.
2.800%, 06/15/23	269,000	264,283
6.625%, 06/15/36	297,000	352,273
Anthem, Inc.
3.500%, 08/15/24	1,035,000	1,048,510
4.101%, 03/01/28	460,000	473,918
4.650%, 08/15/44	324,000	337,627
HCA, Inc. 5.250%, 06/15/26	900,000	964,998
Laboratory Corp. of America Holdings 3.200%, 02/01/22	447,000	450,376
Magellan Health, Inc. 4.900%, 09/22/24	1,000,000	951,500
Providence St. Joseph Health Obligated Group 2.746%, 10/01/26	210,000	199,603
Quest Diagnostics, Inc. 3.450%, 06/01/26	140,000	139,034
4.750%, 01/30/20	400,000	406,088
Texas Health Resources 4.330%, 11/15/55	250,000	266,826
UnitedHealth Group, Inc. 2.875%, 03/15/23	250,000	251,646
4.625%, 07/15/35	320,000	359,441

		6,466,123

Holding Companies-Diversified—0.1%
Hutchison Whampoa International 11, Ltd. 4.625%, 01/13/22 (144A)	1,100,000	1,144,738

Household Products/Wares—0.0%
Kimberly-Clark Corp. 2.400%, 06/01/23	600,000	591,776

Insurance—1.3%
AIA Group, Ltd. 3.900%, 04/06/28 (144A)	415,000	428,164
AIG SunAmerica Global Financing X 6.900%, 03/15/32 (144A)	1,000,000	1,318,923
Allstate Corp. (The) 3.150%, 06/15/23	407,000	412,157

Insurance—(Continued)
American Financial Group, Inc. 3.500%, 08/15/26	750,000	724,272
American International Group, Inc. 4.125%, 02/15/24	868,000	896,224
4.200%, 04/01/28	400,000	406,663
Aon plc 3.500%, 06/14/24	485,000	492,202
Assurant, Inc. 4.200%, 09/27/23	605,000	616,653
Athene Global Funding 2.750%, 04/20/20 (144A)	844,000	841,633
4.000%, 01/25/22 (144A)	368,000	377,255
Athene Holding, Ltd. 4.125%, 01/12/28	575,000	552,666
Berkshire Hathaway Finance Corp. 4.300%, 05/15/43	831,000	882,091
Chubb INA Holdings, Inc. 2.700%, 03/13/23	400,000	399,041
2.875%, 11/03/22	260,000	262,171
3.150%, 03/15/25	131,000	132,217
3.350%, 05/15/24	435,000	445,286
Dai-ichi Life Insurance Co., Ltd. (The) 4.000%, 3M LIBOR + 3.660%, 07/24/26 (144A) (a)	759,000	738,127
Great-West Lifeco Finance Delaware L.P. 4.150%, 06/03/47 (144A)	720,000	720,123
Guardian Life Insurance Co. of America (The) 4.850%, 01/24/77 (144A)	156,000	164,230
Harborwalk Funding Trust 5.077%, 3M LIBOR + 3.191%, 02/15/69 (144A) (a)	1,100,000	1,158,718
Hartford Financial Services Group, Inc. (The) 4.300%, 04/15/43	600,000	599,307
Jackson National Life Global Funding 3.050%, 04/29/26 (144A)	300,000	294,323
3.250%, 01/30/24 (144A)	460,000	462,605
Liberty Mutual Group, Inc. 4.569%, 02/01/29 (144A)	700,000	728,709
Liberty Mutual Insurance Co. 8.500%, 05/15/25 (144A)	800,000	975,981
Lincoln National Corp. 4.200%, 03/15/22	350,000	363,197
6.250%, 02/15/20	800,000	822,729
Manulife Financial Corp. 4.061%, 5Y USD ICE Swap + 1.647%, 02/24/32 (a)	950,000	924,270
Marsh & McLennan Cos., Inc. 2.350%, 03/06/20	453,000	451,500
Massachusetts Mutual Life Insurance Co. 5.625%, 05/15/33 (144A)	720,000	871,120
7.625%, 11/15/23 (144A)	550,000	634,090
New York Life Global Funding 3.000%, 01/10/28 (144A)	485,000	480,411
OneBeacon U.S. Holdings, Inc. 4.600%, 11/09/22	750,000	766,948
Pacific Life Insurance Co. 4.300%, 3M LIBOR + 2.796%, 10/24/67 (144A) (a)	446,000	397,923
Principal Financial Group, Inc. 3.125%, 05/15/23	250,000	250,984

BHFTI-168

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Progressive Corp. (The) 5.375%, 3M LIBOR + 2.539%, 03/15/23 (a)	430,000	$426,237
Protective Life Global Funding 1.999%, 09/14/21 (144A)	750,000	733,546
Prudential Insurance Co. of America (The) 8.300%, 07/01/25 (144A)	2,150,000	2,721,634
Reliance Standard Life Global Funding II 2.500%, 01/15/20 (144A)	240,000	238,952
3.050%, 01/20/21 (144A)	149,000	148,879
3.850%, 09/19/23 (144A)	1,065,000	1,087,354
Teachers Insurance & Annuity Association of America 4.270%, 05/15/47 (144A)	480,000	495,456
Torchmark Corp. 4.550%, 09/15/28	555,000	586,474
Voya Financial, Inc. 3.125%, 07/15/24	500,000	492,925
3.650%, 06/15/26	150,000	149,017

		28,073,387

Internet—0.2%
Amazon.com, Inc. 2.800%, 08/22/24	1,020,000	1,022,171
3.875%, 08/22/37	800,000	835,616
4.250%, 08/22/57	1,000,000	1,077,923
4.800%, 12/05/34	815,000	947,827

		3,883,537

Iron/Steel—0.1%
Nucor Corp. 4.000%, 08/01/23	1,049,000	1,096,586
6.400%, 12/01/37	250,000	314,652
Vale Overseas, Ltd. 6.250%, 08/10/26	148,000	160,876
6.875%, 11/21/36	360,000	411,300

		1,983,414

Machinery-Construction & Mining—0.1%
Caterpillar Financial Services Corp. 2.750%, 08/20/21	360,000	360,638
3.250%, 12/01/24	393,000	402,537
3.750%, 11/24/23	769,000	804,805

		1,567,980

Machinery-Diversified—0.1%
Deere & Co. 8.100%, 05/15/30	600,000	833,647
Nvent Finance Sarl 4.550%, 04/15/28	562,000	565,214
Roper Technologies, Inc. 3.000%, 12/15/20	125,000	125,265
Xylem, Inc. 3.250%, 11/01/26	118,000	115,959

		1,640,085

Media—1.2%
CBS Corp. 3.700%, 08/15/24	874,000	888,740
4.850%, 07/01/42	255,000	254,077
4.900%, 08/15/44	135,000	133,147
5.900%, 10/15/40	125,000	138,000
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.908%, 07/23/25	2,174,000	2,292,490
5.375%, 04/01/38	334,000	336,263
6.384%, 10/23/35	275,000	307,165
6.834%, 10/23/55	400,000	453,632
Comcast Corp. 3.150%, 03/01/26	768,000	764,693
3.900%, 03/01/38	591,000	581,638
3.950%, 10/15/25	722,000	755,401
4.200%, 08/15/34	556,000	579,330
4.250%, 01/15/33	1,880,000	1,989,305
4.600%, 10/15/38	880,000	943,475
4.950%, 10/15/58	1,105,000	1,221,101
6.500%, 11/15/35	308,000	390,378
COX Communications, Inc. 3.250%, 12/15/22 (144A)	1,010,000	1,017,398
4.800%, 02/01/35 (144A)	1,100,000	1,041,637
Discovery Communications LLC 3.300%, 05/15/22	625,000	627,981
3.950%, 03/20/28	315,000	306,336
4.375%, 06/15/21	1,240,000	1,275,160
Fox Corp. 4.709%, 01/25/29 (144A)	460,000	492,495
Grupo Televisa S.A.B. 6.125%, 01/31/46	200,000	226,720
NBCUniversal Media LLC 2.875%, 01/15/23	1,000,000	1,004,095
TCI Communications, Inc. 7.125%, 02/15/28	801,000	1,001,650
Thomson Reuters Corp. 5.850%, 04/15/40	32,000	35,739
Time Warner Cable LLC 4.125%, 02/15/21	1,300,000	1,320,475
5.500%, 09/01/41	1,000,000	989,808
Viacom, Inc. 3.875%, 04/01/24	237,000	241,443
6.875%, 04/30/36	798,000	937,526
Walt Disney Co. (The) 1.850%, 07/30/26 (e)	156,000	144,588
3.700%, 10/15/25 (144A)	300,000	311,401
6.150%, 02/15/41 (144A)	500,000	668,363
6.550%, 03/15/33 (144A)	370,000	490,707
Warner Media LLC 3.550%, 06/01/24	2,285,000	2,307,298
3.600%, 07/15/25	665,000	664,611

		27,134,266

BHFTI-169

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—0.1%
Anglo American Capital plc 3.625%, 09/11/24 (144A)	336,000	$333,143
4.000%, 09/11/27 (144A)	600,000	583,759
Barrick Gold Corp. 6.450%, 10/15/35	700,000	829,457
BHP Billiton Finance USA, Ltd. 5.000%, 09/30/43	414,000	487,317
Vale Canada, Ltd. 7.200%, 09/15/32	500,000	544,385

		2,778,061

Miscellaneous Manufacturing—0.2%
General Electric Co. 3.450%, 05/15/24	393,000	391,344
4.375%, 09/16/20	1,060,000	1,079,748
5.500%, 01/08/20	616,000	629,362
6.000%, 08/07/19	673,000	679,406
Ingersoll-Rand Luxembourg Finance S.A. 2.625%, 05/01/20	320,000	319,254
Parker-Hannifin Corp. 3.300%, 11/21/24	143,000	145,552
4.100%, 03/01/47	250,000	255,449
4.450%, 11/21/44	333,000	356,026
Siemens Financieringsmaatschappij NV 3.125%, 03/16/24 (144A)	500,000	505,607

		4,361,748

Multi-National—0.1%
African Development Bank 8.800%, 09/01/19	1,275,000	1,306,957

Oil & Gas—1.3%
Anadarko Finance Co. 7.500%, 05/01/31	805,000	1,005,819
Anadarko Holding Co. 7.150%, 05/15/28	949,000	1,100,740
Apache Corp. 3.250%, 04/15/22	684,000	684,738
5.100%, 09/01/40	650,000	643,505
BP Capital Markets America, Inc. 3.017%, 01/16/27	655,000	643,654
3.224%, 04/14/24	1,000,000	1,013,333
3.245%, 05/06/22	1,475,000	1,498,152
BP Capital Markets plc 3.535%, 11/04/24	300,000	308,974
3.814%, 02/10/24	650,000	676,084
Canadian Natural Resources, Ltd. 3.900%, 02/01/25	512,000	522,511
5.850%, 02/01/35	150,000	168,228
6.450%, 06/30/33	200,000	239,799
Cenovus Energy, Inc. 6.750%, 11/15/39	1,100,000	1,227,647
Chevron Corp. 2.895%, 03/03/24	537,000	543,803

Oil & Gas—(Continued)
CNOOC Finance 2013, Ltd. 3.000%, 05/09/23	848,000	839,308
CNOOC Finance 2015 Australia Pty, Ltd. 2.625%, 05/05/20	393,000	391,816
Ecopetrol S.A. 4.125%, 01/16/25 (e)	433,000	437,334
5.875%, 09/18/23	282,000	308,015
Encana Corp. 7.200%, 11/01/31	400,000	493,395
8.125%, 09/15/30	450,000	577,987
Eni S.p.A. 4.000%, 09/12/23 (144A)	385,000	395,202
Eni USA, Inc. 7.300%, 11/15/27	480,000	584,700
EOG Resources, Inc. 4.100%, 02/01/21	880,000	900,875
EQT Corp. 3.900%, 10/01/27	458,000	428,526
Equinor ASA 2.650%, 01/15/24 (e)	393,000	391,413
3.250%, 11/10/24	399,000	408,601
7.250%, 09/23/27	1,040,000	1,336,686
Exxon Mobil Corp. 4.114%, 03/01/46	440,000	476,615
Marathon Oil Corp. 2.800%, 11/01/22	400,000	395,155
Marathon Petroleum Corp. 3.625%, 09/15/24	371,000	374,495
Noble Energy, Inc. 6.000%, 03/01/41	360,000	398,967
Occidental Petroleum Corp. 3.000%, 02/15/27	350,000	348,429
4.200%, 03/15/48	300,000	313,201
Petro-Canada 5.950%, 05/15/35	210,000	248,606
7.875%, 06/15/26	544,000	659,472
9.250%, 10/15/21	243,000	279,346
Petroleos Mexicanos 4.625%, 09/21/23	800,000	788,008
5.350%, 02/12/28	339,000	314,592
6.350%, 02/12/48	484,000	426,719
6.375%, 01/23/45	918,000	810,869
6.500%, 03/13/27	1,700,000	1,707,157
6.750%, 09/21/47	716,000	658,749
Phillips 66 3.900%, 03/15/28	425,000	432,800
Shell International Finance B.V. 4.125%, 05/11/35	600,000	639,895
Suncor Energy, Inc. 5.950%, 12/01/34	668,000	806,803
Total Capital International S.A. 3.700%, 01/15/24	654,000	679,300
Valero Energy Corp. 7.500%, 04/15/32	180,000	229,931

		28,759,954

BHFTI-170

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas Services—0.2%
Baker Hughes a GE Co. LLC 5.125%, 09/15/40	360,000	$378,357
Halliburton Co. 4.850%, 11/15/35	270,000	283,385
6.750%, 02/01/27	650,000	758,171
7.450%, 09/15/39	200,000	270,786
8.750%, 02/15/21	350,000	384,309
Schlumberger Investment S.A. 2.400%, 08/01/22 (144A)	600,000	593,906
3.300%, 09/14/21 (144A)	650,000	657,481

		3,326,395

Packaging & Containers—0.0%
WRKCo, Inc. 3.750%, 03/15/25	300,000	302,868

Pharmaceuticals—1.1%
AbbVie, Inc. 4.500%, 05/14/35	500,000	490,508
Allergan Funding SCS 3.450%, 03/15/22	1,504,000	1,517,150
3.850%, 06/15/24	1,038,000	1,051,419
Allergan, Inc. 2.800%, 03/15/23	172,000	168,624
3.375%, 09/15/20	474,000	476,280
AstraZeneca plc 6.450%, 09/15/37	350,000	445,250
Bayer U.S. Finance II LLC 4.700%, 07/15/64 (144A)	100,000	83,289
Bayer U.S. Finance LLC 2.375%, 10/08/19 (144A)	423,000	421,598
3.375%, 10/08/24 (144A)	472,000	461,738
CVS Health Corp. 4.100%, 03/25/25	3,038,000	3,120,836
4.300%, 03/25/28	813,000	824,542
4.780%, 03/25/38	1,200,000	1,190,085
5.050%, 03/25/48	670,000	675,316
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	763,432	789,709
5.773%, 01/10/33 (144A)	751,887	817,412
6.204%, 10/10/25 (144A) (j)	551,572	595,873
8.353%, 07/10/31 (144A)	151,176	186,776
Eli Lilly & Co. 4.150%, 03/15/59	590,000	609,494
Express Scripts Holding Co. 3.000%, 07/15/23	900,000	894,914
3.500%, 06/15/24	300,000	302,508
4.800%, 07/15/46	156,000	158,867
Johnson & Johnson 3.400%, 01/15/38	741,000	728,318
Mead Johnson Nutrition Co. 4.125%, 11/15/25	89,000	94,500
Medco Health Solutions, Inc. 4.125%, 09/15/20	800,000	813,910

Pharmaceuticals—(Continued)
Merck & Co., Inc. 3.700%, 02/10/45	60,000	59,517
3.900%, 03/07/39	1,200,000	1,237,272
Mylan, Inc. 4.550%, 04/15/28	350,000	340,578
Novartis Capital Corp. 3.000%, 11/20/25	863,000	877,624
Pfizer, Inc. 3.000%, 12/15/26	450,000	450,924
3.900%, 03/15/39	1,080,000	1,107,203
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/23	445,000	439,722
3.200%, 09/23/26	2,557,000	2,472,566

		23,904,322

Pipelines—1.1%
Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 5.250%, 01/15/25	375,000	389,434
ANR Pipeline Co. 7.375%, 02/15/24	226,000	256,849
APT Pipelines, Ltd. 4.200%, 03/23/25 (144A)	700,000	714,953
4.250%, 07/15/27 (144A)	687,000	696,751
Buckeye Partners L.P. 3.950%, 12/01/26	79,000	75,171
4.875%, 02/01/21	600,000	614,823
5.850%, 11/15/43	575,000	572,657
Enable Midstream Partners L.P. 4.950%, 05/15/28	290,000	294,949
Enbridge, Inc. 3.700%, 07/15/27	538,000	536,905
4.500%, 06/10/44	350,000	353,804
6.250%, 3M LIBOR + 3.641%, 03/01/78 (a)	480,000	476,640
Energy Transfer Operating L.P. 4.050%, 03/15/25	273,000	277,379
4.900%, 02/01/24	244,000	257,705
6.500%, 02/01/42	134,000	149,065
Energy Transfer Partners L.P. 3.600%, 02/01/23	384,000	387,409
4.750%, 01/15/26	308,000	321,856
6.050%, 06/01/41	1,167,000	1,250,637
EnLink Midstream Partners L.P. 2.700%, 04/01/19	200,000	200,000
4.150%, 06/01/25	261,000	251,213
5.600%, 04/01/44	201,000	179,895
Enterprise Products Operating LLC 3.750%, 02/15/25	515,000	530,517
3.900%, 02/15/24	662,000	687,614
4.950%, 10/15/54	179,000	188,377
5.100%, 02/15/45	379,000	415,613
6.875%, 03/01/33	150,000	192,771
Gulf South Pipeline Co. L.P. 4.000%, 06/15/22	200,000	201,335

BHFTI-171

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Kinder Morgan, Inc. 4.300%, 03/01/28	1,000,000	$1,033,587
5.200%, 03/01/48	400,000	421,900
Magellan Midstream Partners L.P. 4.200%, 12/01/42	269,000	255,854
4.250%, 02/01/21	659,000	674,925
5.150%, 10/15/43	201,000	218,637
MPLX L.P. 4.125%, 03/01/27	373,000	375,653
4.500%, 04/15/38	814,000	775,051
5.200%, 03/01/47	215,000	218,541
ONEOK Partners L.P. 3.375%, 10/01/22	44,000	44,389
4.900%, 03/15/25	1,000,000	1,064,277
5.000%, 09/15/23	96,000	102,079
6.650%, 10/01/36	950,000	1,088,153
Phillips 66 Partners L.P. 3.550%, 10/01/26	117,000	114,966
4.900%, 10/01/46	255,000	260,020
Plains All American Pipeline L.P. / PAA Finance Corp. 3.600%, 11/01/24	1,875,000	1,869,825
Southern Natural Gas Co. LLC 4.800%, 03/15/47 (144A)	244,000	245,403
8.000%, 03/01/32	210,000	286,167
Sunoco Logistics Partners Operations L.P. 3.900%, 07/15/26	117,000	116,469
4.950%, 01/15/43	394,000	368,089
5.300%, 04/01/44	200,000	196,322
5.350%, 05/15/45	633,000	620,162
5.950%, 12/01/25	233,000	258,173
6.100%, 02/15/42	500,000	536,666
TC PipeLines L.P. 3.900%, 05/25/27	254,000	251,400
TransCanada PipeLines, Ltd. 2.500%, 08/01/22	350,000	346,687
3.750%, 10/16/23	910,000	937,856
4.750%, 05/15/38	300,000	314,462
Western Gas Partners L.P. 4.500%, 03/01/28	136,000	134,986
Western Midstream Operating L.P. 5.300%, 03/01/48	294,000	278,872
5.450%, 04/01/44	178,000	170,396
Williams Cos., Inc. (The) 4.850%, 03/01/48	427,000	426,188
Williams Partners L.P. 3.900%, 01/15/25	262,000	267,578

		24,748,055

Real Estate—0.1%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. 3.400%, 09/30/26 (144A)	632,000	609,472
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125%, 03/20/22 (144A)	579,000	584,913
3.875%, 03/20/27 (144A)	603,000	618,913

		1,813,298

Real Estate Investment Trusts—1.1%
Alexandria Real Estate Equities, Inc. 3.800%, 04/15/26	175,000	177,338
American Tower Corp.
2.250%, 01/15/22	500,000	492,516
3.375%, 10/15/26	287,000	279,944
3.500%, 01/31/23	790,000	801,955
AvalonBay Communities, Inc.
2.900%, 10/15/26	165,000	161,248
3.900%, 10/15/46	150,000	148,635
Boston Properties L.P.
3.200%, 01/15/25	380,000	377,234
3.850%, 02/01/23	800,000	823,075
Brixmor Operating Partnership L.P. 3.850%, 02/01/25	500,000	497,955
Crown Castle International Corp.
4.000%, 03/01/27	166,000	167,285
4.875%, 04/15/22	835,000	880,383
DDR Corp. 4.700%, 06/01/27	226,000	233,454
Digital Realty Trust L.P. 3.700%, 08/15/27	270,000	267,571
Duke Realty L.P. 3.625%, 04/15/23	1,128,000	1,150,240
EPR Properties
4.500%, 06/01/27	497,000	501,202
4.950%, 04/15/28	330,000	343,375
Equity Commonwealth 5.875%, 09/15/20	800,000	818,670
ERP Operating L.P.
2.375%, 07/01/19	538,000	537,479
2.850%, 11/01/26	230,000	224,125
3.500%, 03/01/28	294,000	298,941
4.625%, 12/15/21	150,000	156,866
4.750%, 07/15/20	578,000	590,084
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	387,000	376,349
HCP, Inc.
3.400%, 02/01/25	303,000	301,223
3.875%, 08/15/24	1,136,000	1,158,394
Liberty Property L.P. 3.250%, 10/01/26	199,000	193,327
National Retail Properties, Inc. 3.600%, 12/15/26	453,000	451,530
Office Properties Income Trust
3.750%, 08/15/19	2,520,000	2,524,550
4.000%, 07/15/22	627,000	625,670
Realty Income Corp.
3.000%, 01/15/27	200,000	194,547
3.875%, 04/15/25	505,000	523,152
4.650%, 03/15/47	225,000	245,683
Scentre Group Trust 1 / Scentre Group Trust 2 3.500%, 02/12/25 (144A)	720,000	719,568
Select Income REIT 3.600%, 02/01/20	1,000,000	1,001,396
Senior Housing Properties Trust
3.250%, 05/01/19	550,000	550,062
4.750%, 02/15/28	500,000	464,903

BHFTI-172

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Simon Property Group L.P.
2.750%, 02/01/23	200,000	$200,059
4.375%, 03/01/21	1,185,000	1,217,919
UDR, Inc. 2.950%, 09/01/26	233,000	223,150
Ventas Realty L.P.
3.500%, 02/01/25	197,000	197,166
3.850%, 04/01/27	369,000	370,747
Welltower, Inc.
4.500%, 01/15/24	1,024,000	1,080,138
5.250%, 01/15/22	600,000	633,371

		23,182,479

Retail—0.2%
Dollar General Corp. 4.125%, 05/01/28	485,000	497,549
Home Depot, Inc. (The)
4.200%, 04/01/43	207,000	215,965
4.400%, 03/15/45	143,000	154,383
Lowe’s Cos., Inc.
3.120%, 04/15/22	900,000	908,628
3.125%, 09/15/24	276,000	277,855
McDonald’s Corp.
4.450%, 03/01/47	180,000	185,076
4.700%, 12/09/35	84,000	90,246
6.300%, 10/15/37	152,000	188,565
O’Reilly Automotive, Inc. 3.600%, 09/01/27	494,000	492,438
Target Corp. 3.500%, 07/01/24	484,000	504,964
Walgreen Co. 4.400%, 09/15/42	200,000	182,800
Walgreens Boots Alliance, Inc. 4.500%, 11/18/34	349,000	347,480
Walmart, Inc. 3.300%, 04/22/24	575,000	592,267

		4,638,216

Semiconductors—0.3%
Analog Devices, Inc.
3.125%, 12/05/23	293,000	295,242
4.500%, 12/05/36	336,000	336,034
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.625%, 01/15/24	1,205,000	1,202,518
3.875%, 01/15/27	600,000	573,591
Broadcom, Inc. 4.750%, 04/15/29	3,400,000	3,383,850
Intel Corp.
3.700%, 07/29/25	260,000	272,706
4.000%, 12/15/32	1,000,000	1,095,802

		7,159,743

Software—0.5%
Microsoft Corp. 2.400%, 08/08/26	400,000	388,146

Software—(Continued)
Microsoft Corp. 3.300%, 02/06/27	502,000	516,057
3.500%, 02/12/35	296,000	300,434
3.950%, 08/08/56	180,000	187,991
4.000%, 02/12/55	310,000	325,321
4.100%, 02/06/37	924,000	1,006,500
4.500%, 02/06/57	810,000	932,951
Oracle Corp.
2.500%, 10/15/22	3,410,000	3,392,667
2.950%, 11/15/24	900,000	902,760
3.800%, 11/15/37	900,000	901,155
3.900%, 05/15/35	230,000	235,456
4.300%, 07/08/34	1,676,000	1,800,985
VMware, Inc. 2.950%, 08/21/22	933,000	923,427

		11,813,850

Telecommunications—1.1%
America Movil S.A.B. de C.V. 3.125%, 07/16/22	1,600,000	1,611,280
AT&T, Inc.
3.950%, 01/15/25	858,000	876,047
4.125%, 02/17/26	570,000	582,800
4.300%, 02/15/30	5,805,000	5,879,641
4.500%, 05/15/35	1,000,000	986,554
4.900%, 08/15/37	2,260,000	2,285,216
5.350%, 09/01/40	500,000	526,026
6.350%, 03/15/40	530,000	615,514
6.375%, 03/01/41	300,000	352,453
Cisco Systems, Inc.
3.625%, 03/04/24	700,000	735,485
5.900%, 02/15/39	900,000	1,184,042
Deutsche Telekom International Finance B.V. 3.600%, 01/19/27 (144A)	498,000	491,565
Qwest Corp. 6.875%, 09/15/33	587,000	584,526
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	1,168,125	1,167,775
Telefonica Emisiones S.A. 4.103%, 03/08/27 (e)	353,000	357,692
Telefonica Emisiones S.A.U. 5.134%, 04/27/20	551,000	563,780
Verizon Communications, Inc.
4.016%, 12/03/29 (144A)	541,000	559,094
4.125%, 03/16/27	400,000	418,769
4.400%, 11/01/34	600,000	625,033
5.250%, 03/16/37	548,000	617,899
Vodafone Group plc
4.125%, 05/30/25	547,000	557,523
5.000%, 05/30/38	383,000	378,833
5.250%, 05/30/48 (e)	540,000	540,066
6.150%, 02/27/37	500,000	555,267

		23,052,880

BHFTI-173

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—0.3%
Burlington Northern Santa Fe LLC
3.050%, 09/01/22	300,000	$303,879
7.950%, 08/15/30	1,185,000	1,675,068
Burlington Northern, Inc. 8.750%, 02/25/22	812,000	940,747
Canadian Pacific Railway Co.
4.500%, 01/15/22	300,000	311,341
6.125%, 09/15/15	100,000	124,265
7.125%, 10/15/31	872,000	1,158,739
CSX Corp.
3.250%, 06/01/27	324,000	320,094
6.000%, 10/01/36	300,000	361,359
FedEx Corp. 3.900%, 02/01/35	382,000	358,495
Norfolk Southern Corp.
3.850%, 01/15/24	679,000	706,210
3.942%, 11/01/47	219,000	214,107
Ryder System, Inc. 2.450%, 09/03/19	555,000	553,906
Union Pacific Corp. 4.100%, 09/15/67	200,000	183,297

		7,211,507

Trucking & Leasing—0.1%
Aviation Capital Group LLC 3.500%, 11/01/27 (144A)	300,000	285,027
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2.500%, 06/15/19 (144A)	175,000	174,762
2.700%, 03/14/23 (144A)	948,000	926,735
4.125%, 08/01/23 (144A)	848,000	873,154

		2,259,678

Water—0.1%
American Water Capital Corp.
3.400%, 03/01/25	319,000	325,717
3.850%, 03/01/24	1,130,000	1,173,478

		1,499,195

Total Corporate Bonds & Notes (Cost $563,130,902)		571,544,224

Asset-Backed Securities—13.1%

Asset-Backed - Automobile—5.3%
American Credit Acceptance Receivables Trust
2.910%, 02/13/23 (144A)	556,732	556,646
3.460%, 08/10/22	2,249,000	2,256,122
4.260%, 08/12/22 (144A)	867,000	874,798
AmeriCredit Automobile Receivables Trust
1.830%, 12/08/21	750,000	744,682
2.300%, 02/18/22	785,000	779,826
2.690%, 06/19/23	409,000	407,945
2.710%, 08/18/22	421,000	419,934
3.130%, 01/18/23	945,000	947,132

Asset-Backed - Automobile—(Continued)
Capital Auto Receivables Asset Trust 2.790%, 01/20/22 (144A)	5,075,000	5,076,544
CarMax Auto Owner Trust 2.730%, 08/16/21	1,676,829	1,676,555
Carnow Auto Receivables Trust 2.920%, 09/15/22 (144A)	441,102	439,857
CPS Auto Receivables Trust
2.860%, 06/15/23 (144A)	1,533,000	1,529,509
3.270%, 06/15/22 (144A)	1,050,000	1,051,275
3.770%, 08/17/20 (144A)	270,380	270,730
3.790%, 06/15/23 (144A)	564,000	568,259
4.000%, 02/16/21 (144A)	223,000	224,138
4.350%, 11/16/20 (144A)	314,871	316,246
Credit Acceptance Auto Loan Trust
2.560%, 10/15/25 (144A)	1,063,989	1,062,338
3.010%, 02/16/27 (144A)	1,586,000	1,587,266
3.020%, 04/15/26 (144A)	4,025,000	4,009,397
3.040%, 12/15/25 (144A)	524,000	523,002
3.350%, 06/15/26 (144A)	489,000	488,610
3.480%, 02/17/26 (144A)	440,000	439,137
Drive Auto Receivables Trust
2.300%, 05/17/21	809,085	808,874
2.750%, 09/15/23	2,849,262	2,847,825
2.840%, 04/15/22	1,687,780	1,687,001
2.980%, 01/18/22 (144A)	598,048	598,254
3.530%, 12/15/23 (144A)	4,820,000	4,844,610
3.660%, 11/15/24	3,698,000	3,726,087
3.720%, 09/16/24	3,182,000	3,211,434
3.840%, 03/15/23	2,425,000	2,443,797
4.090%, 06/15/26	1,225,000	1,251,139
4.120%, 07/15/22 (144A)	1,015,043	1,018,333
4.160%, 05/15/24 (144A)	1,195,000	1,209,548
4.180%, 03/15/24 (144A)	2,076,000	2,102,599
DT Auto Owner Trust
3.030%, 01/17/23 (144A)	1,560,206	1,560,304
3.470%, 12/15/23 (144A)	1,715,000	1,721,331
3.550%, 11/15/22 (144A)	1,089,000	1,092,190
3.580%, 05/15/23 (144A)	969,000	972,981
3.770%, 10/17/22 (144A)	1,068,400	1,075,534
3.810%, 12/15/23 (144A)	1,211,000	1,219,833
Exeter Automobile Receivables Trust
2.050%, 12/15/21 (144A)	305,686	304,760
2.840%, 08/16/21 (144A)	559,385	559,128
3.640%, 11/15/22 (144A)	1,410,000	1,421,744
3.950%, 12/15/22 (144A)	580,000	584,655
Flagship Credit Auto Trust
2.710%, 11/15/22 (144A)	1,195,000	1,190,611
3.790%, 12/16/24 (144A)	3,855,000	3,906,276
3.950%, 12/15/20 (144A)	241,175	241,460
GLS Auto Receivables Trust 4.390%, 01/15/21 (144A)	141,391	141,572
Hertz Vehicle Financing II L.P. 2.960%, 10/25/21 (144A)	575,000	573,100
Nissan Auto Receivables Owner Trust 2.120%, 04/18/22	2,934,000	2,918,491

BHFTI-174

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
OneMain Direct Auto Receivables Trust
2.550%, 11/14/23 (144A)	2,400,000	$2,385,334
2.820%, 07/15/24 (144A)	4,225,000	4,201,652
Prestige Auto Receivables Trust
3.910%, 11/15/22 (144A)	1,979,000	1,993,767
Santander Drive Auto Receivables Trust 4.670%, 02/15/23 (144A)	4,700,000	4,741,025
Santander Retail Auto Lease Trust 2.930%, 05/20/21 (144A)	2,396,000	2,399,157
Sonoran Auto Receivables Trust
4.750%, 07/15/24 (c)	5,812,806	5,885,466
4.750%, 06/15/25	6,100,424	6,174,788
Tricolor Auto Securitization Trust 5.050%, 12/15/20 (144A) (j)	1,933,136	1,947,479
United Auto Credit Securitization Trust 3.780%, 05/10/23 (144A)	3,140,000	3,153,711
US Auto Funding LLC 5.500%, 07/15/23 (144A)	2,920,175	2,958,171
USASF Receivables LLC 5.750%, 09/15/30 (144A)	924,653	924,653
Veros Automobile Receivables Trust 4.050%, 02/15/24 (144A)	4,300,000	4,338,491
Westlake Automobile Receivables Trust
2.460%, 01/18/22 (144A)	790,097	789,605
2.700%, 10/17/22 (144A)	720,000	718,671
4.100%, 06/15/21 (144A)	500,000	502,784
World Omni Automobile Lease Securitization Trust 2.830%, 07/15/21	2,314,000	2,318,500

		116,916,673

Asset-Backed - Credit Card—0.6%
Continental Credit Card 4.290%, 01/15/24 (144A) (j)	1,217,663	1,239,668
Synchrony Card Issuance Trust
2.950%, 03/17/25	5,721,000	5,756,464
3.380%, 09/15/24	2,900,000	2,950,422
World Financial Network Credit Card Master Trust 3.140%, 12/15/25	2,635,000	2,658,693

		12,605,247

Asset-Backed - Home Equity—0.0%
Asset-Backed Securities Corp. Home Equity Loan Trust 3.236%, 1M LIBOR + 0.750%, 02/25/35 (a)	62,331	62,316

Asset-Backed - Other—7.2%
American Homes 4 Rent Trust
3.467%, 04/17/52 (144A)	1,160,719	1,174,494
3.678%, 12/17/36 (144A)	92,418	94,615
4.201%, 12/17/36 (144A)	400,000	412,217
4.290%, 10/17/36 (144A)	300,000	310,272
4.596%, 12/17/36 (144A)	250,000	259,831
5.036%, 10/17/52 (144A)	1,900,000	2,023,084
5.639%, 04/17/52 (144A)	500,000	540,188
6.231%, 10/17/36 (144A)	650,000	712,761
6.418%, 12/17/36 (144A)	300,000	332,541

Asset-Backed - Other—(Continued)
American Tower Trust I 3.070%, 03/15/48 (144A)	1,920,000	1,915,322
AXIS Equipment Finance Receivables LLC 2.210%, 11/20/21 (144A)	309,578	308,889
B2R Mortgage Trust 2.524%, 05/15/48 (144A)	233,426	231,751
BCC Funding XIII LLC 2.200%, 12/20/21 (144A)	224,574	224,203
Business Jet Securities LLC
4.335%, 02/15/33 (144A)	4,588,089	4,614,523
4.447%, 06/15/33 (144A)	2,922,782	2,958,926
Camillo 5.000%, 12/05/23 (j)	3,493,682	3,486,042
Colony American Finance, Ltd. 2.554%, 11/15/48	747,432	735,097
Conix Mortgage Asset Trust 4.704%, 12/25/47 (144A) (a) (g) (h) (j)	1,078,519	111,735
COOF Securitization Trust, Ltd. 2.997%, 06/25/40	1,039,598	93,399
Diamond Resorts Owner Trust
3.270%, 10/22/29 (144A)	1,157,568	1,162,196
3.700%, 01/21/31 (144A)	2,507,481	2,547,246
DT Asset Trust 5.840%, 12/16/22	2,000,000	1,999,253
Engs Commercial Finance Trust 2.630%, 02/22/22 (144A)	279,660	278,892
Fort Credit LLC 5.597%, 1M LIBOR + 2.830%, 11/21/35 (a) (j)	5,900,000	5,959,726
Foundation Finance Trust 2019-1 3.860%, 11/15/34 (144A)	2,200,000	2,199,659
Freedom Financial Network LLC
3.610%, 07/18/24 (144A)	1,336,655	1,337,875
3.990%, 10/20/25 (144A)	3,426,147	3,436,186
GMAT Trust 6.967%, 11/25/43 (144A) (i)	43,873	43,898
Gold Key Resorts LLC 3.220%, 03/17/31 (144A)	317,049	315,730
Goodgreen Trust
3.260%, 10/15/53 (144A)	2,577,806	2,571,507
3.740%, 10/15/52 (144A)	550,344	556,390
5.000%, 10/20/51 (j)	4,393,021	4,291,103
HERO Funding Trust
3.080%, 09/20/42 (144A)	688,513	680,086
3.950%, 09/20/48 (144A)	2,339,372	2,390,607
4.460%, 09/20/47 (144A)	1,802,968	1,861,922
Hilton Grand Vacations Trust 2.660%, 12/26/28 (144A)	778,157	772,189
Kabbage Funding LLC 3.825%, 03/15/24 (144A)	5,285,000	5,316,789
KGS-Alpha SBA COOF Trust
0.624%, 05/25/39 (b)	4,084,896	63,798
0.877%, 08/25/38 (144A) (a) (b)	3,914,636	93,779
1.632%, 03/25/39 (144A) (a) (b)	3,790,916	157,270
3.109%, 04/25/40 (144A) (a) (b)	900,411	73,639
Lendmark Funding Trust 2.830%, 12/22/25 (144A)	1,512,000	1,499,008

BHFTI-175

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
LV Tower 52 Issuer LLC
5.750%, 07/15/19 (144A) (j)	1,934,604	$1,934,604
7.750%, 07/15/19 (144A)	999,503	999,503
Mariner Finance Issuance Trust 3.620%, 02/20/29 (144A)	1,432,480	1,434,004
Marlette Funding Trust
2.610%, 03/15/28 (144A)	931,811	930,172
2.827%, 03/15/24 (144A)	44,765	44,763
New Residential Advance Receivables Trust 2.575%, 10/15/49 (144A)	860,000	857,307
New Residential Advance Receivables Trust Advance Receivables Backed Notes
3.020%, 10/15/49 (144A)	134,000	133,434
3.513%, 10/15/49 (144A)	312,500	311,250
Ocwen Master Advance Receivables Trust 3.892%, 08/15/49 (144A)	3,950,000	3,996,748
OnDeck Asset Securitization Trust LLC 3.500%, 04/18/22 (144A)	526,000	527,926
OneMain Financial Issuance Trust
3.190%, 03/18/26 (144A)	182,328	182,362
3.660%, 02/20/29 (144A)	1,434,529	1,440,640
3.850%, 03/18/26 (144A)	450,000	450,971
6.000%, 02/20/29 (144A)	1,000,000	1,025,200
Oportun Funding IV LLC 3.230%, 06/08/23 (144A)	1,187,000	1,180,938
Oportun Funding IX LLC 3.910%, 07/08/24 (144A)	4,465,000	4,496,130
Oportun Funding LLC 3.970%, 06/08/23 (144A) (a)	2,500,000	2,488,497
Oportun Funding VII LLC 3.220%, 10/10/23 (144A)	988,000	982,524
Oportun Funding X LLC 4.100%, 10/08/24 (144A)	6,506,000	6,598,112
Pretium Mortgage Credit Partners I LLC 4.826%, 09/25/58 (144A) (i)	2,872,482	2,896,961
Progress Residential Trust
4.040%, 08/17/35 (144A)	3,286,000	3,325,466
4.656%, 08/17/35 (144A)	2,568,000	2,610,508
Prosper Marketplace Issuance Trust 2.360%, 11/15/23 (144A)	245,048	244,877
Purchasing Power Funding LLC 3.340%, 08/15/22 (144A)	5,950,000	5,946,233
Renew Financial 3.670%, 09/20/52 (144A)	718,410	732,780
Rice Park Financing Trust 4.625%, 10/31/41 (144A) (j)	2,793,535	2,794,094
SoFi Consumer Loan Program LLC 3.090%, 10/27/25 (144A)	321,950	321,936
SOL S.p.A. 4.160%, 02/09/30	2,165,967	2,172,511
Springleaf Funding Trust
3.160%, 11/15/24 (144A)	289,231	289,250
3.620%, 11/15/24 (144A)	725,000	725,239
SPS Servicer Advance Receivables Trust 3.960%, 10/17/50 (144A)	2,000,000	2,000,000
Tricon American Homes Trust 2.589%, 11/17/33 (144A)	1,211,140	1,195,909

Asset-Backed - Other—(Continued)
Upgrade Receivables Trust 3.760%, 11/15/24 (144A)	1,111,221	1,114,345
Vericrest Opportunity Loan Trust LLC 3.260%, 01/27/23	564,602	558,273
Verizon Owner Trust
1.420%, 01/20/21 (144A)	66,540	66,379
1.920%, 12/20/21	3,648,000	3,627,587
2.060%, 04/20/22 (144A)	3,275,000	3,253,281
2.820%, 09/20/22 (144A)	6,251,000	6,264,035
VM DEBT LLC 7.000%, 10/02/24 (144A)	3,135,356	3,135,356
VOLT LXIV LLC 3.375%, 10/25/47 (144A) (i)	3,353,815	3,349,057
VOLT LXIX LLC 4.213%, 08/25/48 (144A) (i)	1,777,748	1,782,575
VOLT LXVI
4.336%, 05/25/48 (144A) (i)	2,069,608	2,074,271
VOLT LXVII LLC 4.375%, 06/25/48 (144A) (i)	2,580,866	2,585,788
VOLT LXVIII LLC 4.336%, 07/27/48 (144A) (i)	2,167,932	2,175,920
VOLT LXX LLC 4.115%, 09/25/48 (144A) (i)	1,807,086	1,814,218
VOLT LXXII LLC 4.213%, 10/26/48 (144A) (i)	5,572,582	5,608,856
VOLT LXXV LLC 4.336%, 01/25/49 (144A) (i)	3,595,402	3,622,440
VSE VOI Mortgage LLC 3.560%, 02/20/36 (144A)	1,580,648	1,606,656

		158,058,524

Asset-Backed - Student Loan—0.0%
Academic Loan Funding Trust 3.286%, 1M LIBOR + 0.800%, 12/26/44 (144A) (a)	854,046	850,427

Total Asset-Backed Securities (Cost $288,606,539)		288,493,187

Mortgage-Backed Securities—4.1%

Collateralized Mortgage Obligations—1.7%
ACRE TL 6.196%, 12/15/20 (c)	3,800,000	3,800,000
Banc of America Funding Trust 4.288%, 05/20/34 (a)	618,338	630,462
Bear Stearns ALT-A Trust 3.126%, 1M LIBOR + 0.640%, 07/25/34 (a)	814,274	810,044
Global Mortgage Securitization, Ltd. 2.806%, 1M LIBOR + 0.320%, 11/25/32 (144A) (a)	364,988	345,388
HarborView Mortgage Loan Trust 4.702%, 05/19/34 (a)	768,744	786,487
Headlands Residential LLC
3.875%, 08/25/22 (144A) (i)	3,600,000	3,563,280
4.250%, 06/25/23	4,450,000	4,451,197
Impac CMB Trust 3.226%, 1M LIBOR + 0.740%, 11/25/34 (a)	2,246,653	2,238,332

BHFTI-176

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
JPMorgan Mortgage Trust 4.482%, 08/25/34 (a)	142,597	$146,471
MASTR Asset Securitization Trust 5.500%, 12/25/33	348,478	353,076
Merrill Lynch Mortgage Investors Trust
2.946%, 1M LIBOR + 0.460%, 04/25/29 (a)	370,953	365,205
2.986%, 1M LIBOR + 0.500%, 05/25/29 (a)	1,050,291	1,029,392
3.106%, 1M LIBOR + 0.620%, 10/25/28 (a)	442,804	441,562
3.126%, 1M LIBOR + 0.640%, 10/25/28 (a)	813,631	806,065
3.567%, 6M LIBOR + 0.680%, 01/25/29 (a)	623,946	623,441
Seasoned Credit Risk Transfer Trust 3.500%, 07/25/58	5,374,305	5,419,702
Sequoia Mortgage Trust
3.088%, 1M LIBOR + 0.600%, 12/20/34 (a)	1,009,635	993,884
3.128%, 1M LIBOR + 0.640%, 01/20/34 (a)	581,882	572,632
3.148%, 1M LIBOR + 0.660%, 07/20/33 (a)	803,348	795,876
3.168%, 1M LIBOR + 0.680%, 10/20/34 (a)	1,032,980	1,008,587
3.248%, 1M LIBOR + 0.760%, 04/20/33 (a)	567,293	555,822
Structured Asset Mortgage Investments Trust 3.382%, 1M LIBOR + 0.900%, 05/19/33 (a)	975,947	975,357
Structured Asset Mortgage Investments Trust II
3.182%, 1M LIBOR + 0.700%, 01/19/34 (a)	1,010,213	986,785
3.182%, 1M LIBOR + 0.700%, 03/19/34 (a)	1,036,395	1,022,926
Structured Asset Securities Corp. Mortgage Loan Trust 3.086%, 1M LIBOR + 0.600%, 10/25/27 (a)	189,524	187,916
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 4.396%, 11/25/33 (a)	521,266	523,136
Thornburg Mortgage Securities Trust
3.126%, 1M LIBOR + 0.640%, 09/25/43 (a)	533,269	530,229
4.068%, 12/25/44 (a)	809,055	813,090
4.527%, 04/25/45 (a)	1,571,094	1,586,304
Wells Fargo Mortgage-Backed Securities Trust 2.477%, 03/25/35 (a)	886,955	914,528

		37,277,176

Commercial Mortgage-Backed Securities—2.4%
Arivo Funding, LLC 5.165%, 09/15/19 (c)	2,580,395	2,580,395
BAMLL Commercial Mortgage Securities Trust 4.214%, 08/15/46 (144A) (a)	1,200,000	1,127,692
BB-UBS Trust
2.892%, 06/05/30 (144A)	240,000	238,747
3.430%, 11/05/36 (144A)	2,950,000	2,999,146
BXMT, Ltd.
4.434%, 1M LIBOR + 1.950%, 06/15/35 (144A) (a)	2,200,000	2,199,314
5.184%, 1M LIBOR + 2.700%, 06/15/35 (144A) (a) (j)	1,860,000	1,859,420
Commercial Mortgage Trust
0.219%, 07/10/45 (144A) (a) (b)	119,969,841	1,091,030
2.988%, 04/12/35 (144A) (a)	1,871,000	1,878,028
3.349%, 1M LIBOR + 0.850%, 02/13/32 (144A) (a)	2,605,000	2,605,002
3.815%, 04/10/33 (144A) (a)	4,450,000	4,626,058
4.099%, 1M LIBOR + 1.600%, 02/13/32 (144A) (a)	1,000,000	1,000,000
4.353%, 08/10/30 (144A)	3,000,000	3,166,553

Commercial Mortgage-Backed Securities—(Continued)
Credit Suisse Mortgage Capital Certificates 4.373%, 09/15/37 (144A)	1,000,000	960,444
GS Mortgage Securities Corp. II 2.706%, 12/10/27 (144A)	237,480	237,093
GS Mortgage Securities Corp. Trust 3.551%, 04/10/34 (144A)	3,500,000	3,565,689
GS Mortgage Securities Trust 5.391%, 08/10/44 (144A) (a)	258,000	250,242
Independence Plaza Trust 3.763%, 07/10/35 (144A)	2,935,000	3,027,927
Ladder Capital Commercial Mortgage Trust 3.985%, 02/15/36 (144A)	768,000	800,340
Morgan Stanley Bank of America Merrill Lynch Trust 3.669%, 02/15/47	2,545,594	2,575,965
RBS Commercial Funding, Inc. Trust 3.260%, 03/11/31 (144A)	531,000	533,833
RR Trust Zero Coupon, 04/26/48 (144A) (d) (j)	8,830,000	6,442,092
UBS-Barclays Commercial Mortgage Trust 3.244%, 04/10/46	2,228,000	2,266,211
VNDO Mortgage Trust
2.996%, 11/15/30 (144A)	1,400,000	1,409,801
3.808%, 12/13/29 (144A)	2,500,000	2,532,987
Wells Fargo Commercial Mortgage Trust
2.710%, 03/18/28 (144A) (a)	1,000,000	995,182
2.819%, 08/15/50	342,841	342,402
WF-RBS Commercial Mortgage Trust 4.266%, 03/15/45 (144A) (a)	300,000	291,654

		51,603,247

Total Mortgage-Backed Securities (Cost $87,925,007)		88,880,423

Foreign Government—1.0%

Electric—0.1%
Hydro-Quebec
8.050%, 07/07/24	1,100,000	1,383,804
9.400%, 02/01/21	845,000	946,339

		2,330,143

Provincial—0.0%
Province of Quebec Canada 7.125%, 02/09/24	200,000	238,901

Sovereign—0.9%
Colombia Government International Bonds
4.000%, 02/26/24	923,000	951,622
5.000%, 06/15/45	749,000	785,851
5.625%, 02/26/44	200,000	225,440
7.375%, 09/18/37	200,000	261,500
Israel Government AID Bonds
Zero Coupon, 11/01/24	8,960,000	7,733,959
Zero Coupon, 08/15/25	2,500,000	2,103,793
Mexico Government International Bonds
3.600%, 01/30/25	537,000	537,000

BHFTI-177

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Mexico Government International Bonds
3.750%, 01/11/28 (e)	3,137,000	$3,098,415
4.125%, 01/21/26	189,000	192,969
4.350%, 01/15/47	228,000	213,180
4.600%, 01/23/46	222,000	213,897
4.600%, 02/10/48	200,000	193,200
5.550%, 01/21/45	737,000	806,278
5.750%, 10/12/10	500,000	511,750
Panama Government International Bond 4.500%, 04/16/50	350,000	365,400
Republic of South Africa Government Bond 5.875%, 09/16/25	384,000	405,055

		18,599,309

Total Foreign Government (Cost $21,687,790)		21,168,353

Short-Term Investment—0.5%

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $10,999,371; collateralized by U.S. Treasury Notes with rates ranging from 2.125% - 2.500%, maturity dates ranging from 12/31/21 - 01/15/22, and an aggregate market value of $11,219,786.	10,998,272	10,998,272

Total Short-Term Investments (Cost $10,998,272)		10,998,272

Securities Lending Reinvestments (k)—3.3%

Certificates of Deposit—1.6%
Banco Del Estado De Chile New York 2.838%, 1M LIBOR + 0.350%, 05/20/19 (a)	1,000,000	1,000,355
Canadian Imperial Bank of Commerce 2.752%, 1M LIBOR + 0.270%, 07/19/19 (a)	1,000,000	1,000,611
Commonwealth Bank of Australia
2.709%, 1M LIBOR + 0.210%, 09/13/19 (a)	1,000,000	1,000,000
2.901%, 3M LIBOR + 0.140%, 04/23/19 (a)	1,000,000	1,000,246
Credit Agricole S.A. 2.698%, 1M LIBOR + 0.210%, 12/20/19 (a)	1,000,000	1,000,052
Credit Industriel et Commercial Zero Coupon, 08/01/19	985,416	991,010
Industrial & Commercial Bank of China, Ltd. 2.710%, 05/21/19	1,000,000	1,000,084
KBC Bank NV Zero Coupon, 04/23/19	2,979,439	2,995,740
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 05/08/19	993,073	997,210
Zero Coupon, 06/21/19	993,324	994,122
Mizuho Bank, Ltd., New York 2.789%, 1M LIBOR + 0.300%, 05/01/19 (a)	1,000,000	1,000,197
Nationwide Building Society Zero Coupon, 06/24/19	1,981,517	1,987,378

Certificates of Deposit—(Continued)
Natixis New York 2.788%, 3M LIBOR + 0.090%, 05/10/19 (a)	3,000,000	3,000,642
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (a)	2,000,000	2,000,132
Standard Chartered plc 2.660%, 08/23/19	1,000,000	1,000,178
Sumitomo Mitsui Banking Corp. 2.683%, 1M LIBOR + 0.190%, 04/11/19 (a)	1,000,000	1,000,038
Svenska Handelsbanken AB 2.851%, 3M LIBOR + 0.100%, 04/30/19 (a)	2,000,000	2,000,540
Toronto-Dominion Bank 2.692%, 1M LIBOR + 0.210%, 09/17/19 (a)	2,500,000	2,501,285
U.S. Bank N.A. 2.746%, 1M LIBOR + 0.260%, 07/23/19 (a)	2,500,000	2,501,025
Wells Fargo Bank N.A. 2.939%, 3M LIBOR + 0.140%, 07/11/19 (a)	4,000,000	3,999,685
Westpac Banking Corp. 2.710%, FEDEFF PRV + 0.300%, 02/14/20 (a)	2,000,000	1,999,989

		34,970,519

Commercial Paper—0.6%
Alpine Securities Ltd. 2.669%, 1M LIBOR + 0.180%, 04/03/19 (a)	1,000,000	1,000,013
Bank of China, Ltd. 2.890%, 04/17/19	1,985,550	1,997,158
China Construction Bank Corp. 2.840%, 04/29/19	992,584	997,790
HSBC Bank plc 2.819%, 1M LIBOR + 0.320%, 07/30/19 (a)	2,000,000	2,000,000
ING Funding LLC 2.807%, 3M LIBOR + 0.110%, 05/10/19 (a)	3,000,000	3,000,741
Matchpoint Finance plc
2.450%, 04/01/19	1,999,592	1,999,562
2.890%, 05/08/19	985,470	997,059
Westpac Banking Corp. 2.809%, 3M LIBOR + 0.070%, 08/07/19 (a)	1,000,000	1,000,396

		12,992,719

Repurchase Agreements—1.0%
Barclays Capital, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $2,237,447; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 01/15/22 - 11/15/46, and an aggregate market value of $2,281,711.	2,236,971	2,236,971
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $2,519,649; collateralized by various Common Stock with an aggregate market value of $2,750,690.	2,500,000	2,500,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $1,504,083; collateralized by various Common Stock with an aggregate market value of $1,650,000.	1,500,000	1,500,000

BHFTI-178

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (k)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $2,506,806; collateralized by various Common Stock with an aggregate market value of $2,750,000.	2,500,000	$2,500,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $100,020; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $102,000.	100,000	100,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $97,524; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $99,451.	97,501	97,501
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $200,042; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $204,000.	200,000	200,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $1,000,229; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $2,519,257; collateralized by various Common Stock with an aggregate market value of $2,750,000.	2,500,000	2,500,000
NBC Global Finance, Ltd. Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $604,755; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $642,813.	600,000	600,000
Societe Generale
Repurchase Agreement dated 03/16/18 at 2.510%, due on 04/01/19 with a maturity value of $2,053,128; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $2,224,403.	2,000,000	2,000,000
Repurchase Agreement dated 03/21/18 at 2.510%, due on 04/01/19 with a maturity value of $7,183,509; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $7,785,412.	7,000,000	7,000,000

		22,234,472

Time Deposits—0.1%
DZ Bank AG New York 2.430%, 04/01/19	1,000,000	1,000,000
Nordea Bank New York 2.350%, 04/01/19	1,000,000	1,000,000

		2,000,000

Total Securities Lending Reinvestments (Cost $72,190,879)		72,197,710

Total Investments—103.3% (Cost $2,262,146,981)		2,269,289,977
Other assets and liabilities (net)—(3.3)%		(71,733,994)

Net Assets—100.0%		$2,197,555,983

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	Illiquid security. As of March 31, 2019, these securities represent 0.6% of net assets.
(d)	Principal only security.
(e)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $70,141,947 and the collateral received consisted of cash in the amount of $72,130,438. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(f)	Principal amount of security is adjusted for inflation.
(g)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2019, these securities represent less than 0.05% of net assets.
(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(i)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(j)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2019, the market value of restricted securities was $30,661,836, which is 1.4% of net assets. See details shown in the Restricted Securities table that follows.
(k)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2019, the market value of 144A securities was $369,907,810, which is 16.8% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(CMT)—	Constant Maturity Treasury Index

BHFTI-179

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

(FEDEFF PRV)—	Effective Federal Funds Rate
(ICE)—	Intercontinental Exchange, Inc.
(LIBOR)—	London Interbank Offered Rate
(REMIC)—	Real Estate Mortgage Investment Conduit

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
BXMT, Ltd., 5.184%, 06/15/35	12/08/17	$1,860,000	$1,860,000	$1,859,420
CVS Pass-Through Trust, 6.204%, 10/10/25	12/11/13	551,572	614,705	595,873
Camillo, 5.000%, 12/05/23	11/17/16	3,493,682	3,494,666	3,486,042
Conix Mortgage Asset Trust, 4.704%, 12/25/47	05/16/13	1,078,519	1,078,519	111,735
Continental Credit Card, 4.290%, 01/15/24	12/12/17	1,217,663	1,217,588	1,239,668
Fort Credit LLC, 5.597%, 11/21/35	11/28/18	5,900,000	5,900,000	5,959,726
Goodgreen Trust, 5.000%, 10/20/51	12/21/17	4,393,021	4,349,902	4,291,103
LV Tower 52 Issuer LLC, 5.750%, 07/15/19	08/03/15-02/10/17	1,934,604	1,932,430	1,934,604
RR Trust, Zero Coupon, 04/26/48	05/24/18-05/29/18	8,830,000	5,926,793	6,442,092
Rice Park Financing Trust, 4.625%, 10/31/41	11/30/16	2,793,535	2,784,756	2,794,094
Tricolor Auto Securitization Trust, 5.050%, 12/15/20	03/09/18	1,933,136	1,930,719	1,947,479

				$30,661,836

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,216,007,808	$—	$1,216,007,808
Corporate Bonds & Notes
Aerospace/Defense	—	6,894,912	44,431	6,939,343
Agriculture	—	864,980	—	864,980
Airlines	—	13,835,057	—	13,835,057
Auto Manufacturers	—	8,879,574	—	8,879,574
Banks	—	154,799,370	—	154,799,370
Beverages	—	9,293,284	—	9,293,284
Biotechnology	—	2,515,091	—	2,515,091
Building Materials	—	3,116,075	—	3,116,075
Chemicals	—	9,991,819	—	9,991,819
Commercial Services	—	6,484,254	—	6,484,254
Computers	—	13,761,138	—	13,761,138
Cosmetics/Personal Care	—	1,063,473	—	1,063,473
Distribution/Wholesale	—	202,918	—	202,918
Diversified Financial Services	—	30,790,725	—	30,790,725
Electric	—	41,090,039	—	41,090,039
Electronics	—	788,131	—	788,131
Engineering & Construction	—	184,000	—	184,000

BHFTI-180

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Environmental Control	$—	$657,645	$—	$657,645
Food	—	8,961,008	—	8,961,008
Forest Products & Paper	—	1,206,067	—	1,206,067
Gas	—	6,527,719	—	6,527,719
Healthcare-Products	—	4,988,002	—	4,988,002
Healthcare-Services	—	6,466,123	—	6,466,123
Holding Companies-Diversified	—	1,144,738	—	1,144,738
Household Products/Wares	—	591,776	—	591,776
Insurance	—	28,073,387	—	28,073,387
Internet	—	3,883,537	—	3,883,537
Iron/Steel	—	1,983,414	—	1,983,414
Machinery-Construction & Mining	—	1,567,980	—	1,567,980
Machinery-Diversified	—	1,640,085	—	1,640,085
Media	—	27,134,266	—	27,134,266
Mining	—	2,778,061	—	2,778,061
Miscellaneous Manufacturing	—	4,361,748	—	4,361,748
Multi-National	—	1,306,957	—	1,306,957
Oil & Gas	—	28,759,954	—	28,759,954
Oil & Gas Services	—	3,326,395	—	3,326,395
Packaging & Containers	—	302,868	—	302,868
Pharmaceuticals	—	23,904,322	—	23,904,322
Pipelines	—	24,748,055	—	24,748,055
Real Estate	—	1,813,298	—	1,813,298
Real Estate Investment Trusts	—	23,182,479	—	23,182,479
Retail	—	4,638,216	—	4,638,216
Semiconductors	—	7,159,743	—	7,159,743
Software	—	11,813,850	—	11,813,850
Telecommunications	—	23,052,880	—	23,052,880
Transportation	—	7,211,507	—	7,211,507
Trucking & Leasing	—	2,259,678	—	2,259,678
Water	—	1,499,195	—	1,499,195
Total Corporate Bonds & Notes	—	571,499,793	44,431	571,544,224
Asset-Backed Securities
Asset-Backed - Automobile	—	116,916,673	—	116,916,673
Asset-Backed - Credit Card	—	12,605,247	—	12,605,247
Asset-Backed - Home Equity	—	62,316	—	62,316
Asset-Backed - Other	—	157,946,789	111,735	158,058,524
Asset-Backed - Student Loan	—	850,427	—	850,427
Total Asset-Backed Securities	—	288,381,452	111,735	288,493,187
Total Mortgage-Backed Securities*	—	88,880,423	—	88,880,423
Total Foreign Government*	—	21,168,353	—	21,168,353
Total Short-Term Investment*	—	10,998,272	—	10,998,272
Total Securities Lending Reinvestments*	—	72,197,710	—	72,197,710
Total Investments	$—	$2,269,133,811	$156,166	$2,269,289,977

Collateral for Securities Loaned (Liability)	$—	$(72,130,438)	$—	$(72,130,438)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2019 is not presented.

BHFTI-181

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—36.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.5%
Airbus SE	14,448	$1,915,873
Boeing Co. (The)	4,728	1,803,354
Dassault Aviation S.A.	413	609,354
General Dynamics Corp.	7,210	1,220,509
Northrop Grumman Corp.	1,960	528,416
Thales S.A.	18,160	2,178,643
United Technologies Corp.	14,012	1,806,007

		10,062,156

Air Freight & Logistics—0.1%
Cia de Distribucion Integral Logista Holdings S.A.	8,844	208,400
Deutsche Post AG	37,687	1,226,063
Yamato Holdings Co., Ltd.	16,600	429,489

		1,863,952

Airlines—0.3%
Delta Air Lines, Inc.	24,014	1,240,323
Deutsche Lufthansa AG	22,410	491,793
International Consolidated Airlines Group S.A.	181,631	1,213,916
Japan Airlines Co., Ltd.	20,300	715,055
Qantas Airways, Ltd.	311,011	1,251,393
Ryanair Holdings plc (ADR) (a)	14,878	1,114,957
Southwest Airlines Co.	6,902	358,283
United Continental Holdings, Inc. (a) (b)	1,590	126,850

		6,512,570

Auto Components—0.3%
BorgWarner, Inc.	7,800	299,598
Bridgestone Corp.	59,700	2,305,137
Cie Automotive S.A.	11,273	303,516
FCC Co., Ltd.	4,000	85,017
Magna International, Inc.	6,110	297,496
NGK Spark Plug Co., Ltd.	40,900	762,144
Sumitomo Electric Industries, Ltd.	41,200	548,376
Toyota Boshoku Corp.	16,400	248,537
TS Tech Co., Ltd.	11,100	320,579
Yokohama Rubber Co., Ltd. (The)	7,500	139,848

		5,310,248

Automobiles—0.9%
Astra International Tbk PT	2,119,100	1,091,861
Daimler AG	33,826	1,982,270
Fiat Chrysler Automobiles NV (a)	101,865	1,523,144
Ford Motor Co.	40,550	356,029
Honda Motor Co., Ltd.	61,500	1,666,841
Isuzu Motors, Ltd.	66,500	877,306
Mahindra & Mahindra, Ltd. (GDR)	152,300	1,507,770
Peugeot S.A.	74,172	1,813,215
Renault S.A.	19,431	1,287,097
Suzuki Motor Corp.	4,600	204,014
Tesla, Inc. (a) (b)	1,374	384,528
Toyota Motor Corp.	96,100	5,636,790

		18,330,865

Banks—3.6%
ABN AMRO Group NV	71,999	1,625,581
Australia & New Zealand Banking Group, Ltd.	103,686	1,925,648
Banco Santander Chile (ADR)	30,340	902,615
Banco Santander S.A.	183,374	853,363
Bank Central Asia Tbk PT	686,600	1,339,063
Bank Leumi Le-Israel B.M.	69,659	456,841
Bank of America Corp.	159,599	4,403,336
Bank Rakyat Indonesia Persero Tbk PT	6,453,500	1,869,954
Bankia S.A. (b)	288,244	747,647
BNP Paribas S.A.	38,946	1,866,585
Capitec Bank Holdings, Ltd.	11,210	1,049,167
Citigroup, Inc.	41,019	2,552,202
Citizens Financial Group, Inc.	22,965	746,362
Commonwealth Bank of Australia	6,833	344,086
Credicorp, Ltd.	7,050	1,691,647
DBS Group Holdings, Ltd.	131,800	2,456,048
DNB ASA	100,901	1,858,842
East West Bancorp, Inc.	10,904	523,065
Erste Group Bank AG	32,610	1,198,595
Fifth Third Bancorp	13,235	333,787
First Republic Bank	7,681	771,633
Grupo Financiero Banorte S.A.B. de C.V. - Class O	198,500	1,078,390
Hang Seng Bank, Ltd.	70,400	1,737,009
HDFC Bank, Ltd. (ADR)	65,106	7,546,436
HSBC Holdings plc	314,949	2,564,983
Huntington Bancshares, Inc. (b)	16,480	208,966
ING Groep NV	110,943	1,344,778
Israel Discount Bank, Ltd. - Class A	122,949	425,613
Itau Unibanco Holding S.A. (ADR)	253,920	2,237,035
KeyCorp	46,605	734,029
Lloyds Banking Group plc	951,969	772,218
M&T Bank Corp.	5,633	884,494
Mitsubishi UFJ Financial Group, Inc.	561,400	2,786,366
Mizuho Financial Group, Inc.	769,600	1,192,784
National Australia Bank, Ltd.	9,717	174,951
Oversea-Chinese Banking Corp., Ltd.	85,400	697,572
PNC Financial Services Group, Inc. (The)	8,555	1,049,356
Public Bank Bhd	154,600	877,485
Resona Holdings, Inc.	104,600	454,097
Sberbank of Russia PJSC	71,260	232,878
Sberbank of Russia PJSC (ADR)	163,220	2,151,240
Siam Commercial Bank PCL (The)	289,800	1,205,407
Skandinaviska Enskilda Banken AB - Class A	78,449	679,420
Standard Chartered plc	176,616	1,365,312
Sumitomo Mitsui Financial Group, Inc.	83,200	2,911,445
Sumitomo Mitsui Trust Holdings, Inc.	26,000	935,675
SunTrust Banks, Inc.	24,217	1,434,857
Svenska Handelsbanken AB - A Shares (b)	131,749	1,390,788
Swedbank AB - A Shares (b)	7,678	108,509
U.S. Bancorp	12,002	578,376
UniCredit S.p.A.	9,725	124,769
United Overseas Bank, Ltd.	100,400	1,865,946
Wells Fargo & Co.	63,661	3,076,100
Westpac Banking Corp.	20,892	384,207

		74,727,558

BHFTI-182

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Beverages—0.9%
Ambev S.A. (ADR)	325,230	$1,398,489
Anheuser-Busch InBev S.A.	29,981	2,516,305
Asahi Group Holdings, Ltd.	16,000	714,594
Britvic plc	18,574	230,898
Coca-Cola Co. (The)	46,759	2,191,127
Coca-Cola European Partners plc (a)	34,393	1,779,494
Constellation Brands, Inc. - Class A (b)	1,070	187,603
Diageo plc	16,514	675,454
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	12,200	1,125,816
Heineken NV	6,973	736,636
Keurig Dr Pepper, Inc.	9,183	256,849
Kweichow Moutai Co., Ltd. - Class A	9,156	1,168,533
Molson Coors Brewing Co. - Class B	14,124	842,497
PepsiCo, Inc.	9,071	1,111,651
Pernod-Ricard S.A.	11,537	2,072,160
Royal Unibrew A/S	9,431	695,952

		17,704,058

Biotechnology—0.3%
AbbVie, Inc.	3,305	266,350
Alexion Pharmaceuticals, Inc. (a)	4,040	546,127
Amgen, Inc. (b)	1,185	225,126
Biogen, Inc. (a)	2,160	510,581
Celgene Corp. (a)	6,500	613,210
CSL, Ltd.	5,655	785,600
Exact Sciences Corp. (a)	6,207	537,650
Exelixis, Inc. (a)	19,045	453,271
Gilead Sciences, Inc.	8,410	546,734
Intercept Pharmaceuticals, Inc. (a) (b)	1,221	136,581
Regeneron Pharmaceuticals, Inc. (a)	720	295,646
Sage Therapeutics, Inc. (a) (b)	1,338	212,809
Spark Therapeutics, Inc. (a)	823	93,723
Vertex Pharmaceuticals, Inc. (a)	6,591	1,212,415

		6,435,823

Building Products—0.2%
Daikin Industries, Ltd.	15,700	1,844,363
Fortune Brands Home & Security, Inc.	7,285	346,839
Lennox International, Inc. (b)	2,826	747,194
Masco Corp.	13,110	515,354

		3,453,750

Capital Markets—1.0%
3i Group plc	176,597	2,266,763
Bank of New York Mellon Corp. (The) (b)	16,070	810,410
BlackRock, Inc.	1,012	432,498
Charles Schwab Corp. (The)	39,895	1,705,910
CME Group, Inc.	820	134,956
Credit Suisse Group AG (a)	131,328	1,533,086
Deutsche Bank AG	27,018	220,022
Deutsche Boerse AG	8,655	1,109,699
Euronext NV	11,555	733,330
Flow Traders	6,872	189,636
Hong Kong Exchanges and Clearing, Ltd.	53,300	1,857,469
Intercontinental Exchange, Inc.	12,770	972,308

Capital Markets—(Continued)
Invesco, Ltd.	12,379	239,039
Macquarie Group, Ltd.	25,927	2,382,857
Magellan Financial Group, Ltd.	9,151	237,154
Morgan Stanley	47,209	1,992,220
Nasdaq, Inc.	6,046	528,965
Northern Trust Corp.	4,133	373,665
Partners Group Holding AG	877	638,382
S&P Global, Inc.	3,577	753,137
SBI Holdings, Inc.	35,700	799,442
T. Rowe Price Group, Inc.	7,919	792,850
TD Ameritrade Holding Corp.	17,180	858,828

		21,562,626

Chemicals—0.6%
AdvanSix, Inc. (a)	5,031	143,736
Air Liquide S.A.	19,331	2,461,361
Akzo Nobel NV	14,968	1,327,646
BASF SE	5,109	375,212
Celanese Corp.	3,940	388,523
Chr Hansen Holding A/S	6,964	707,677
Daicel Corp.	124,300	1,352,628
DowDuPont, Inc.	27,740	1,478,819
Eastman Chemical Co.	10,360	786,117
Linde plc	2,060	362,416
Mitsubishi Chemical Holdings Corp.	59,800	422,273
RPM International, Inc.	1,310	76,032
Showa Denko KK	24,900	881,074
Tokuyama Corp.	14,100	334,136
Toray Industries, Inc.	121,400	777,502

		11,875,152

Commercial Services & Supplies—0.1%
Cintas Corp.	410	82,865
Copart, Inc. (a)	10,255	621,350
Edenred	2,817	128,298
Societe BIC S.A.	6,017	536,748
Waste Connections, Inc.	17,706	1,568,575

		2,937,836

Communications Equipment—0.1%
Arista Networks, Inc. (a)	1,712	538,356
Cisco Systems, Inc.	22,817	1,231,890
CommScope Holding Co., Inc. (a)	15,444	335,598
Motorola Solutions, Inc.	660	92,677
Nokia Oyj	75,950	432,071

		2,630,592

Construction & Engineering—0.3%
ACS Actividades de Construccion y Servicios S.A.	42,973	1,889,113
CIMIC Group, Ltd.	19,411	666,337
Eiffage S.A.	12,081	1,161,523
Kumagai Gumi Co., Ltd.	4,900	153,293
Taisei Corp.	22,800	1,060,787
Vinci S.A.	4,354	423,819

		5,354,872

BHFTI-183

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Construction Materials—0.2%
CRH plc	9,916	$307,534
LafargeHolcim, Ltd. (a)	31,838	1,575,331
Martin Marietta Materials, Inc. (b)	4,349	874,932
Siam Cement PCL (The)	64,500	979,644
Taiheiyo Cement Corp.	9,800	327,257
Vulcan Materials Co.	3,770	446,368

		4,511,066

Consumer Finance—0.2%
American Express Co.	11,191	1,223,176
Capital One Financial Corp.	22,448	1,833,777

		3,056,953

Containers & Packaging—0.2%
Avery Dennison Corp.	7,250	819,250
Ball Corp.	24,837	1,437,069
Graphic Packaging Holding Co.	28,098	354,878
Packaging Corp. of America	4,810	478,018
WestRock Co.	19,641	753,232

		3,842,447

Distributors—0.0%
Genuine Parts Co.	2,233	250,163

Diversified Consumer Services—0.0%
H&R Block, Inc.	2,660	63,680

Diversified Financial Services—0.3%
Berkshire Hathaway, Inc. - Class B (a)	12,080	2,426,751
EXOR NV	15,733	1,022,023
FirstRand, Ltd.	422,210	1,843,723
Mitsubishi UFJ Lease & Finance Co., Ltd.	26,000	132,679
ORIX Corp.	62,100	893,916
Voya Financial, Inc.	940	46,962

		6,366,054

Diversified Telecommunication Services—0.5%
AT&T, Inc.	4,107	128,796
Deutsche Telekom AG	94,145	1,562,611
Nippon Telegraph & Telephone Corp.	64,900	2,758,600
Orange S.A.	61,799	1,006,039
Telefonica S.A.	46,029	385,913
Telenor ASA	94,396	1,890,579
Verizon Communications, Inc.	44,847	2,651,803

		10,384,341

Electric Utilities—0.9%
American Electric Power Co., Inc.	14,186	1,188,077
Chubu Electric Power Co., Inc.	33,200	518,437
CLP Holdings, Ltd.	154,500	1,792,714
Duke Energy Corp.	3,860	347,400
Edison International	12,654	783,536
Endesa S.A.	75,076	1,915,576
Enel S.p.A.	371,877	2,380,236
Eversource Energy	4,788	339,709

Electric Utilities—(Continued)
Exelon Corp.	21,650	1,085,314
FirstEnergy Corp. (b)	3,020	125,662
Iberdrola S.A.	313,486	2,753,198
Kansai Electric Power Co., Inc. (The)	63,400	935,430
NextEra Energy, Inc.	10,290	1,989,263
Red Electrica Corp. S.A.	72,203	1,539,138
Verbund AG	3,049	146,235
Xcel Energy, Inc.	31,632	1,778,035

		19,617,960

Electrical Equipment—0.3%
Eaton Corp. plc	14,560	1,172,954
Fuji Electric Co., Ltd.	22,000	627,350
Mabuchi Motor Co., Ltd.	33,300	1,162,704
Schneider Electric SE	22,841	1,796,305
Siemens Gamesa Renewable Energy S.A. (a)	36,214	577,143
Signify NV	14,830	397,065

		5,733,521

Electronic Equipment, Instruments & Components—0.3%
Amphenol Corp. - Class A	4,849	457,939
Arrow Electronics, Inc. (a)	6,898	531,560
Corning, Inc.	15,817	523,543
Delta Electronics, Inc.	249,867	1,291,483
Hitachi, Ltd.	56,700	1,842,198
Japan Aviation Electronics Industry, Ltd.	12,000	167,612
Jenoptik AG	4,446	165,579
Keyence Corp.	700	437,335
Largan Precision Co., Ltd.	6,000	900,113
V Technology Co., Ltd.	1,700	216,240
Zebra Technologies Corp. - Class A (a) (b)	2,590	542,683

		7,076,285

Entertainment—0.4%
Capcom Co., Ltd.	32,700	734,509
Electronic Arts, Inc. (a)	7,741	786,718
Netflix, Inc. (a)	6,724	2,397,509
Nintendo Co., Ltd.	5,500	1,575,028
Spotify Technology S.A. (a)	3,878	538,266
Take-Two Interactive Software, Inc. (a)	6,648	627,372
Walt Disney Co. (The)	9,459	1,050,233

		7,709,635

Equity Real Estate Investment Trusts—0.5%
American Homes 4 Rent Trust - Class A	14,848	337,347
AvalonBay Communities, Inc.	3,640	730,657
Boston Properties, Inc.	1,370	183,416
Brixmor Property Group, Inc.	25,375	466,139
Corepoint Lodging, Inc.	6,021	67,255
Dexus	114,527	1,035,678
Digital Realty Trust, Inc.	1,010	120,190
EastGroup Properties, Inc.	2,688	300,088
Equinix, Inc.	580	262,833
Equity Residential	2,790	210,143
Federal Realty Investment Trust	5,186	714,890

BHFTI-184

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Goodman Group	105,812	$1,002,330
Host Hotels & Resorts, Inc.	11,260	212,814
Japan Retail Fund Investment Corp.	240	482,476
Kimco Realty Corp.	21,532	398,342
Mid-America Apartment Communities, Inc.	6,381	697,635
Outfront Media, Inc.	16,810	393,354
Prologis, Inc.	9,400	676,330
Public Storage	3,373	734,572
Rayonier, Inc.	11,850	373,512
Unibail-Rodamco-Westfield	3,257	533,928
Ventas, Inc.	3,710	236,735
Vornado Realty Trust	6,840	461,290
Weyerhaeuser Co.	5,544	146,029

		10,777,983

Food & Staples Retailing—0.5%
Bid Corp., Ltd. (b)	75,189	1,553,045
Casino Guichard Perrachon S.A. (b)	19,206	834,089
Koninklijke Ahold Delhaize NV	85,268	2,270,355
Kroger Co. (The)	8,179	201,203
Metcash, Ltd.	173,942	327,401
President Chain Store Corp.	162,000	1,596,822
Raia Drogasil S.A.	32,320	539,031
Seven & i Holdings Co., Ltd.	41,400	1,562,248
Shoprite Holdings, Ltd.	66,080	726,884
Wal-Mart de Mexico S.A.B. de C.V.	415,644	1,111,154
Walgreens Boots Alliance, Inc.	9,180	580,819

		11,303,051

Food Products—0.7%
Austevoll Seafood ASA	15,897	188,220
Leroy Seafood Group ASA	56,113	407,427
Mondelez International, Inc. - Class A	30,040	1,499,597
Nestle S.A.	100,631	9,603,906
Post Holdings, Inc. (a)	5,200	568,880
Salmar ASA	18,130	869,983
Tate & Lyle plc	36,339	343,701
Tiger Brands, Ltd.	27,870	512,536

		13,994,250

Gas Utilities—0.0%
Tokyo Gas Co., Ltd.	15,300	413,960

Health Care Equipment & Supplies—0.4%
Baxter International, Inc.	3,262	265,233
Becton Dickinson & Co.	1,060	264,714
Boston Scientific Corp. (a)	35,570	1,365,176
Danaher Corp.	3,880	512,238
DexCom, Inc. (a)	3,206	381,835
Intuitive Surgical, Inc. (a)	1,650	941,457
Koninklijke Philips NV	13,086	533,846
Medtronic plc	20,069	1,827,884
Olympus Corp.	22,400	243,573
Zimmer Biomet Holdings, Inc.	9,760	1,246,352

		7,582,308

Health Care Providers & Services—0.4%
Acadia Healthcare Co., Inc. (a) (b)	8,738	256,111
Alfresa Holdings Corp.	15,100	430,290
AmerisourceBergen Corp.	3,692	293,588
Anthem, Inc.	4,420	1,268,452
Cigna Corp. (a)	7,100	1,141,822
CVS Health Corp.	8,560	461,641
HCA Healthcare, Inc.	1,858	242,246
McKesson Corp.	350	40,971
Medipal Holdings Corp.	9,900	235,458
Ship Healthcare Holdings, Inc.	3,600	148,056
UnitedHealth Group, Inc.	17,397	4,301,582

		8,820,217

Health Care Technology—0.1%
Evolent Health, Inc. - Class A (a)	14,656	184,373
Teladoc Health, Inc. (a) (b)	8,482	471,599
Veeva Systems, Inc. - Class A (a)	3,769	478,135

		1,134,107

Hotels, Restaurants & Leisure—0.4%
Betsson AB (a)	19,383	147,080
Brinker International, Inc.	4,792	212,669
Greene King plc	27,286	236,608
Hilton Worldwide Holdings, Inc.	13,854	1,151,406
InterContinental Hotels Group plc	30,632	1,846,818
Royal Caribbean Cruises, Ltd.	1,400	160,468
Sands China, Ltd.	273,200	1,372,721
Sodexo S.A.	10,514	1,158,036
Whitbread plc	8,822	584,745
Yum China Holdings, Inc.	25,830	1,160,025
Yum! Brands, Inc.	10,036	1,001,693

		9,032,269

Household Durables—0.5%
Barratt Developments plc	214,679	1,679,174
Berkeley Group Holdings plc	16,087	773,483
Bovis Homes Group plc	13,252	183,624
JM AB (b)	21,593	387,126
Lennar Corp. - Class A	8,070	396,156
Midea Group Co., Ltd. - Class A	144,700	1,051,636
Panasonic Corp.	98,800	854,930
Persimmon plc	20,577	583,114
Redrow plc (a)	128,386	1,007,718
Sony Corp.	52,200	2,197,069
Taylor Wimpey plc	343,799	787,592

		9,901,622

Household Products—0.1%
Clorox Co. (The) (b)	1,148	184,208
Energizer Holdings, Inc. (b)	7,183	322,732
Procter & Gamble Co. (The)	13,531	1,407,901
Unilever Indonesia Tbk PT	160,000	553,790

		2,468,631

BHFTI-185

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Independent Power and Renewable Electricity Producers—0.0%
Electric Power Development Co., Ltd.	13,900	$338,900

Industrial Conglomerates—0.4%
Bidvest Group, Ltd. (The)	66,959	899,236
Carlisle Cos., Inc.	2,485	304,711
CK Hutchison Holdings, Ltd.	110,000	1,155,247
Honeywell International, Inc.	14,788	2,350,109
Jardine Matheson Holdings, Ltd.	29,800	1,860,182
KOC Holding A/S	111,570	322,164
NWS Holdings, Ltd.	91,000	198,914
Siemens AG	6,729	724,170

		7,814,733

Insurance—2.3%
Ageas	34,216	1,650,718
AIA Group, Ltd.	788,200	7,845,746
Alleghany Corp. (a)	359	219,852
Allianz SE	15,888	3,533,794
Allstate Corp. (The)	3,012	283,670
American International Group, Inc.	29,719	1,279,700
ASR Nederland NV	37,469	1,561,250
Assicurazioni Generali S.p.A.	54,332	1,005,990
Assurant, Inc.	380	36,066
Aviva plc	176,099	948,944
AXA S.A.	36,071	908,940
Chubb, Ltd.	3,326	465,906
Dai-ichi Life Holdings, Inc.	46,800	652,135
Everest Re Group, Ltd.	880	190,045
Fairfax Financial Holdings, Ltd.	598	278,136
Hannover Rueck SE	6,252	897,652
Hartford Financial Services Group, Inc. (The)	20,519	1,020,205
HDFC Life Insurance Co., Ltd.	183,650	1,001,120
Legal & General Group plc	530,019	1,901,977
Lincoln National Corp.	11,490	674,463
Loews Corp. (b)	21,853	1,047,414
Marsh & McLennan Cos., Inc.	7,726	725,471
Muenchener Rueckversicherungs-Gesellschaft AG	8,284	1,960,719
NN Group NV	4,312	179,334
Ping An Insurance Group Co. of China, Ltd. - Class H	430,000	4,814,463
Principal Financial Group, Inc.	4,210	211,300
Progressive Corp. (The)	11,541	831,991
Prudential Financial, Inc.	9,053	831,790
Prudential plc	103,981	2,084,133
Sanlam, Ltd.	138,230	706,926
Sompo Holdings, Inc.	13,400	495,096
Swiss Life Holding AG (a)	4,144	1,826,745
Swiss Re AG	14,343	1,402,094
T&D Holdings, Inc.	94,100	992,054
Tokio Marine Holdings, Inc.	26,000	1,260,761
Topdanmark A/S	7,467	373,056
Travelers Cos., Inc. (The)	5,561	762,747
Willis Towers Watson plc	120	21,078
Zurich Insurance Group AG	1,332	441,319

		47,324,800

Interactive Media & Services—1.0%
Alphabet, Inc. - Class A (a)	2,370	2,789,229
Alphabet, Inc. - Class C (a)	5,108	5,993,267
Baidu, Inc. (ADR) (a)	9,740	1,605,639
Facebook, Inc. - Class A (a)	11,014	1,835,924
NAVER Corp.	8,250	902,566
Tencent Holdings, Ltd.	150,200	6,906,433

		20,033,058

Internet & Direct Marketing Retail—0.9%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	27,839	5,079,226
Amazon.com, Inc. (a)	5,034	8,964,295
Booking Holdings, Inc. (a)	170	296,635
Expedia Group, Inc.	7,306	869,414
JD.com, Inc. (ADR) (a) (b)	40,030	1,206,904
MercadoLibre, Inc. (a)	4,210	2,137,543
Wayfair, Inc. - Class A (a)	2,233	331,489

		18,885,506

IT Services—1.3%
Adyen NV (a)	1,099	862,053
Alliance Data Systems Corp.	1,360	237,973
Automatic Data Processing, Inc.	11,904	1,901,545
Booz Allen Hamilton Holding Corp.	3,600	209,304
CANCOM SE	3,630	163,642
Capgemini SE	24,406	2,968,294
Computacenter plc	10,007	144,245
Computershare, Ltd.	76,854	933,811
Fidelity National Information Services, Inc.	7,194	813,641
First Data Corp. - Class A (a)	6,360	167,077
Fujitsu, Ltd.	10,100	731,417
Global Payments, Inc.	8,288	1,131,478
GoDaddy, Inc. - Class A (a)	6,836	513,999
Infosys, Ltd. (ADR) (b)	274,440	2,999,629
MasterCard, Inc. - Class A	10,992	2,588,066
Nihon Unisys, Ltd.	9,600	254,946
Nomura Research Institute, Ltd.	13,000	592,747
Otsuka Corp.	25,100	941,047
PayPal Holdings, Inc. (a)	25,407	2,638,263
Tata Consultancy Services, Ltd.	116,160	3,354,456
Visa, Inc. - Class A (b)	20,823	3,252,344

		27,399,977

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.	2,130	171,209
Illumina, Inc. (a)	3,040	944,498
Thermo Fisher Scientific, Inc.	2,540	695,249

		1,810,956

Machinery—0.7%
Alstom S.A.	27,042	1,173,437
Cargotec Oyj - B Shares	14,482	534,347
Caterpillar, Inc.	3,800	514,862
Cummins, Inc.	4,410	696,207
Deere & Co.	5,225	835,164
DMG Mori Co., Ltd. (b)	97,700	1,215,841

BHFTI-186

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Dover Corp.	4,978	$466,936
Illinois Tool Works, Inc.	3,657	524,889
Ingersoll-Rand plc	5,750	620,712
Middleby Corp. (The) (a) (b)	1,521	197,776
Nordson Corp.	2,314	306,651
Oshkosh Corp.	4,055	304,652
PACCAR, Inc.	10,920	744,089
Parker-Hannifin Corp.	3,058	524,814
Sandvik AB	38,363	623,505
Snap-on, Inc. (b)	3,040	475,821
Stabilus S.A.	2,168	104,599
Stanley Black & Decker, Inc.	8,083	1,100,662
Valmet Oyj	30,157	763,590
Wartsila Oyj Abp	84,586	1,366,148
WEG S.A.	145,602	669,375

		13,764,077

Media—0.5%
CBS Corp. - Class B	6,833	324,772
Charter Communications, Inc. - Class A (a) (b)	5,681	1,970,796
Comcast Corp. - Class A	52,976	2,117,980
Discovery, Inc. - Class A (a) (b)	14,596	394,384
Discovery, Inc. - Class C (a)	8,445	214,672
DISH Network Corp. - Class A (a)	21,988	696,800
Entercom Communications Corp. - Class A (b)	42,103	221,041
Eutelsat Communications S.A.	28,009	491,037
I-CABLE Communications, Ltd. (a)	26,899	356
ITV plc	562,447	931,709
New York Times Co. (The) - Class A	7,170	235,534
Nexstar Media Group, Inc. - Class A	4,469	484,306
Pearson plc	69,193	754,003
SES S.A.	41,318	643,197
Telenet Group Holding NV	6,075	292,341

		9,772,928

Metals & Mining—1.0%
Alumina, Ltd.	472,208	816,988
Anglo American plc	73,858	1,983,048
ArcelorMittal	41,665	846,089
BHP Group, Ltd.	203,889	5,571,179
BlueScope Steel, Ltd.	120,072	1,193,405
Evolution Mining, Ltd.	275,434	711,119
Evraz plc	100,931	816,398
Fortescue Metals Group, Ltd.	83,226	421,131
Freeport-McMoRan, Inc.	12,770	164,605
Newmont Mining Corp.	3,120	111,602
Outokumpu Oyj	183,699	670,868
Regis Resources, Ltd.	110,406	413,660
Rio Tinto plc	58,156	3,383,588
Rio Tinto, Ltd.	25,452	1,775,351
South32, Ltd.	706,514	1,875,112
St. Barbara, Ltd.	100,593	240,004

		20,994,147

Multi-Utilities—0.3%
A2A S.p.A.	454,695	830,599
E.ON SE	127,845	1,421,772
NiSource, Inc.	7,758	222,344
Public Service Enterprise Group, Inc.	1,874	111,334
RWE AG	110,982	2,973,772
Sempra Energy	3,874	487,582

		6,047,403

Multiline Retail—0.3%
Dollar General Corp.	3,723	444,154
Kohl’s Corp.	7,365	506,491
Lojas Renner S.A.	136,130	1,522,851
Marui Group Co., Ltd.	40,300	815,216
Next plc	23,675	1,724,093
Nordstrom, Inc. (b)	12,310	546,318
Wesfarmers, Ltd.	22,293	549,097

		6,108,220

Oil, Gas & Consumable Fuels—2.0%
BP plc	401,082	2,927,883
Chevron Corp.	24,462	3,013,229
Concho Resources, Inc.	5,499	610,169
ConocoPhillips	9,928	662,595
Diamondback Energy, Inc.	8,633	876,508
Enagas S.A.	44,999	1,309,880
Eni S.p.A.	120,191	2,123,244
EOG Resources, Inc.	17,460	1,661,843
EQT Corp. (b)	10,608	220,010
Equinor ASA	29,667	650,171
Equitrans Midstream Corp. (a) (b)	9,219	200,790
Exxon Mobil Corp.	16,614	1,342,411
JXTG Holdings, Inc.	120,100	546,774
Kinder Morgan, Inc.	37,091	742,191
Lundin Petroleum AB	29,340	992,961
Marathon Petroleum Corp.	26,060	1,559,691
Neste Oyj	19,311	2,057,424
Occidental Petroleum Corp.	19,279	1,276,270
Oil Search, Ltd.	106,590	592,006
OMV AG	23,553	1,277,509
ONEOK, Inc.	8,450	590,148
Parsley Energy, Inc. - Class A (a)	3,820	73,726
PBF Energy, Inc. - Class A	4,479	139,476
Phillips 66	4,343	413,323
Pioneer Natural Resources Co.	5,970	909,112
Repsol S.A.	35,060	600,022
Royal Dutch Shell plc - A Shares	69,900	2,196,416
Royal Dutch Shell plc - B Shares	192,786	6,093,869
Showa Shell Sekiyu KK (a)	23,400	341,932
Snam S.p.A.	65,010	334,421
Total S.A.	60,482	3,358,731
Tullow Oil plc (a)	102,248	320,211
Ultrapar Participacoes S.A.	66,190	794,547
Whitehaven Coal, Ltd.	314,780	907,843
Williams Cos., Inc. (The)	20,701	594,533

		42,311,869

BHFTI-187

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Paper & Forest Products—0.0%
OJI Holdings Corp.	99,000	$615,809

Personal Products—0.3%
Coty, Inc. - Class A (b)	28,193	324,220
Estee Lauder Cos., Inc. (The) - Class A	2,508	415,199
Kao Corp.	22,100	1,744,736
L’Oreal S.A.	7,581	2,040,333
Unilever NV	37,396	2,173,565
Unilever plc	6,175	354,160

		7,052,213

Pharmaceuticals—2.4%
Allergan plc	6,409	938,342
Astellas Pharma, Inc.	86,700	1,300,788
AstraZeneca plc	9,394	750,282
Bayer AG	13,310	860,205
Bristol-Myers Squibb Co. (b)	1,018	48,569
Catalent, Inc. (a)	8,910	361,657
Eli Lilly & Co.	9,910	1,285,922
GlaxoSmithKline plc	263,501	5,466,630
Jazz Pharmaceuticals plc (a)	3,309	473,021
Johnson & Johnson	19,434	2,716,679
Kaken Pharmaceutical Co., Ltd.	3,100	141,129
Kyowa Hakko Kirin Co., Ltd.	26,500	577,510
Merck & Co., Inc.	38,630	3,212,857
Mylan NV (a)	3,420	96,923
Nektar Therapeutics (a) (b)	1,250	42,000
Novartis AG	85,473	8,226,240
Novo Nordisk A/S - Class B	68,067	3,563,631
Otsuka Holdings Co., Ltd.	36,200	1,430,885
Pfizer, Inc.	89,407	3,797,115
Revance Therapeutics, Inc. (a)	7,172	113,031
Roche Holding AG	31,036	8,555,370
Sanofi	32,167	2,844,498
Shionogi & Co., Ltd.	16,800	1,041,681
Sumitomo Dainippon Pharma Co., Ltd.	14,200	351,976
Takeda Pharmaceutical Co., Ltd.	3,079	126,013
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	24,867	389,915
TherapeuticsMD, Inc. (a) (b)	38,401	187,013
UCB S.A.	18,420	1,582,621
Zoetis, Inc.	860	86,576

		50,569,079

Professional Services—0.1%
Intertrust NV	8,578	161,769
Persol Holdings Co., Ltd.	33,500	546,073
Wolters Kluwer NV	32,849	2,238,712

		2,946,554

Real Estate Management & Development—0.3%
Aroundtown S.A.	56,145	463,021
CBRE Group, Inc. - Class A (a)	23,733	1,173,597
CK Asset Holdings, Ltd.	194,500	1,729,226
Hemfosa Fastigheter AB	18,866	165,543
Kerry Properties, Ltd.	29,500	131,710
LEG Immobilien AG	5,100	626,150

Real Estate Management & Development—(Continued)
Mitsui Fudosan Co., Ltd.	42,000	1,058,209
Nomura Real Estate Holdings, Inc.	14,100	271,223
Nyfosa AB (a)	6,049	36,264
Open House Co., Ltd. (b)	10,000	344,102

		5,999,045

Road & Rail—0.5%
Aurizon Holdings, Ltd.	90,971	294,673
Central Japan Railway Co.	11,700	2,718,928
CSX Corp.	2,180	163,108
Lyft, Inc. - Class A	3,500	274,015
National Express Group plc	19,677	104,223
Norfolk Southern Corp.	8,120	1,517,547
Old Dominion Freight Line, Inc.	2,609	376,713
Sankyu, Inc.	5,900	288,444
Tokyu Corp.	81,200	1,420,722
Union Pacific Corp.	10,420	1,742,224
West Japan Railway Co.	8,400	634,043

		9,534,640

Semiconductors & Semiconductor Equipment—1.1%
Advanced Micro Devices, Inc. (a)	14,150	361,108
Advantest Corp. (b)	41,300	964,832
Analog Devices, Inc.	21,635	2,277,516
Applied Materials, Inc.	12,158	482,186
ASML Holding NV	9,732	1,828,873
Broadcom, Inc.	2,269	682,311
Dialog Semiconductor plc (a)	24,169	737,318
Infineon Technologies AG	51,156	1,014,889
Intel Corp.	6,150	330,255
Marvell Technology Group, Ltd.	6,427	127,833
NVIDIA Corp.	10,967	1,969,235
QUALCOMM, Inc.	3,243	184,948
Renesas Electronics Corp. (a)	177,700	827,556
Siltronic AG	9,963	879,203
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	153,050	6,268,928
Teradyne, Inc.	5,047	201,073
Texas Instruments, Inc. (b)	27,124	2,877,043
Xilinx, Inc.	4,950	627,611

		22,642,718

Software—1.3%
Adobe, Inc. (a)	1,628	433,846
DocuSign, Inc. (a)	4,800	248,832
Fair Isaac Corp. (a)	1,570	426,459
Intuit, Inc.	4,100	1,071,781
Micro Focus International plc	65,506	1,696,244
Microsoft Corp.	100,917	11,902,151
Oracle Corp.	34,393	1,847,248
Palo Alto Networks, Inc. (a)	2,672	648,975
SailPoint Technologies Holding, Inc. (a)	11,700	336,024
Salesforce.com, Inc. (a)	17,547	2,778,918
SAP SE	27,030	3,123,163
ServiceNow, Inc. (a)	3,265	804,790
Splunk, Inc. (a)	3,905	486,563
Synopsys, Inc. (a)	2,900	333,935

BHFTI-188

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Workday, Inc. - Class A (a) (b)	304	$58,627

		26,197,556

Specialty Retail—0.8%
Advance Auto Parts, Inc. (b)	2,260	385,398
AutoZone, Inc. (a)	2,041	2,090,229
Best Buy Co., Inc.	13,792	980,059
Dixons Carphone plc	306,977	587,323
Dunelm Group plc	20,700	234,547
Home Depot, Inc. (The)	17,982	3,450,566
Industria de Diseno Textil S.A.	60,677	1,784,437
JB Hi-Fi, Ltd.	11,336	201,314
Lowe’s Cos., Inc.	10,022	1,097,108
Mr. Price Group, Ltd.	27,840	365,816
Murphy USA, Inc. (a)	3,870	331,349
O’Reilly Automotive, Inc. (a)	3,290	1,277,507
Ross Stores, Inc.	24,510	2,281,881
Tiffany & Co. (b)	4,012	423,467
TJX Cos., Inc. (The)	4,467	237,689
Tractor Supply Co.	6,370	622,731

		16,351,421

Technology Hardware, Storage & Peripherals—0.8%
Apple, Inc.	44,445	8,442,328
Brother Industries, Ltd.	39,900	740,285
FUJIFILM Holdings Corp.	26,300	1,198,291
Hewlett Packard Enterprise Co.	47,980	740,331
HP, Inc.	22,010	427,654
Logitech International S.A.	29,347	1,152,404
Samsung Electronics Co., Ltd. (GDR)	4,924	4,830,444

		17,531,737

Textiles, Apparel & Luxury Goods—0.5%
adidas AG	7,098	1,724,411
Burberry Group plc	44,271	1,130,706
Cie Financiere Richemont S.A.	19,326	1,409,835
Columbia Sportswear Co.	2,712	282,536
Hugo Boss AG	14,397	982,848
Kering S.A.	4,428	2,546,543
lululemon athletica, Inc. (a)	3,715	608,777
NIKE, Inc. - Class B	2,714	228,546
PVH Corp.	3,716	453,166

		9,367,368

Thrifts & Mortgage Finance—0.2%
Housing Development Finance Corp., Ltd.	180,280	5,113,199

Tobacco—0.5%
Altria Group, Inc.	9,145	525,197
British American Tobacco plc	59,680	2,489,885
Imperial Brands plc	61,060	2,092,208
ITC, Ltd.	442,927	1,894,021
Japan Tobacco, Inc.	42,100	1,045,736

Tobacco—(Continued)
Philip Morris International, Inc.	19,877	1,756,928

		9,803,975

Trading Companies & Distributors—0.5%
Ashtead Group plc	52,081	1,258,200
Brenntag AG	22,604	1,163,497
Ferguson plc	21,213	1,353,801
HD Supply Holdings, Inc. (a)	3,810	165,164
Howden Joinery Group plc	28,068	177,820
ITOCHU Corp.	70,300	1,275,740
Marubeni Corp.	142,900	992,658
Mitsubishi Corp.	82,200	2,290,494
Mitsui & Co., Ltd.	62,700	975,138
Sojitz Corp.	107,900	381,237
Sumitomo Corp.	40,200	557,625
Toyota Tsusho Corp.	6,500	212,118
WW Grainger, Inc.	1,380	415,283

		11,218,775

Wireless Telecommunication Services—0.2%
KDDI Corp.	56,400	1,216,581
NTT DoCoMo, Inc.	52,400	1,162,083
SoftBank Group Corp.	2,200	214,425
T-Mobile U.S., Inc. (a)	7,090	489,919
Vodafone Group plc	878,354	1,600,374

		4,683,382

Total Common Stocks (Cost $709,175,108)		755,036,606

Convertible Bonds—18.2%

Aerospace/Defense—1.5%
Airbus SE
Zero Coupon, 06/14/21 (EUR)	7,800,000	9,790,494
Zero Coupon, 07/01/22 (EUR)	6,000,000	8,466,971
Arconic, Inc. 1.625%, 10/15/19	2,200,000	2,171,971
MTU Aero Engines AG 0.125%, 05/17/23 (EUR)	3,000,000	5,578,004
Safran S.A. Zero Coupon, 06/21/23 (EUR)	2,448,500	4,227,850

		30,235,290

Airlines—0.3%
ANA Holdings, Inc. Zero Coupon, 09/16/22 (JPY)	670,000,000	6,110,282

Apparel—0.9%
adidas AG 0.050%, 09/12/23 (EUR)	7,000,000	8,401,124

BHFTI-189
Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Apparel—(Continued)
LVMH Moet Hennessy Louis Vuitton SE Zero Coupon, 02/16/21	2,599,700	$10,173,926

		18,575,050

Auto Parts & Equipment—0.1%
Valeo S.A. Zero Coupon, 06/16/21	2,800,000	2,593,136

Banks—0.8%
BofA Finance LLC 0.250%, 05/01/23 (b)	6,725,000	6,456,000
Credit Agricole S.A. Zero Coupon, 10/03/19 (EUR)	5,162,000	4,300,586
Deutsche Bank AG 1.000%, 05/01/23	900,000	846,819
Gunma Bank, Ltd. (The) Zero Coupon, 10/11/19	2,100,000	2,025,847
Yamaguchi Financial Group, Inc. 2.110%, 3M LIBOR - 0.500%, 03/26/20 (c)	3,800,000	3,633,750

		17,263,002

Beverages—0.3%
Remy Cointreau S.A. 0.125%, 09/07/26 (EUR)	4,344,900	6,040,156

Biotechnology—0.7%
Illumina, Inc.
Zero Coupon, 06/15/19	6,742,000	8,249,250
Zero Coupon, 08/15/23 (b)	3,875,000	4,123,273
0.500%, 06/15/21	1,300,000	1,757,505

		14,130,028

Building Materials—0.6%
Buzzi Unicem S.p.A. 1.375%, 07/17/19 (EUR)	1,700,000	2,180,627
Sika AG 0.150%, 06/05/25 (CHF)	10,280,000	10,762,641

		12,943,268

Chemicals—0.3%
Mitsubishi Chemical Holdings Corp. Zero Coupon, 03/30/22 (JPY)	340,000,000	3,070,010
Toray Industries, Inc. Zero Coupon, 08/30/19 (JPY)	430,000,000	3,865,406

		6,935,416

Coal—0.3%
RAG-Stiftung Zero Coupon, 02/18/21 (EUR)	5,400,000	6,111,363

Commercial Services—0.4%
Macquarie Infrastructure Corp. 2.875%, 07/15/19	5,504,000	5,484,284

Commercial Services—(Continued)
Toppan Printing Co., Ltd. Zero Coupon, 12/19/19 (JPY)	290,000,000	2,602,883

		8,087,167

Diversified Financial Services—0.2%
SBI Holdings, Inc. Zero Coupon, 09/13/23 (JPY)	450,000,000	4,275,504

Electric—0.2%
Iberdrola International B.V. Zero Coupon, 11/11/22 (EUR)	3,600,000	4,343,524

Electronics—0.6%
Fortive Corp. 0.875%, 02/15/22 (144A) (b)	10,137,000	10,654,556
Minebea Mitsumi, Inc. Zero Coupon, 08/03/22 (JPY)	160,000,000	1,619,778

		12,274,334

Engineering & Construction—0.4%
Shimizu Corp. Zero Coupon, 10/16/20 (JPY)	420,000,000	3,785,093
Vinci S.A.
0.375%, 02/16/22	4,400,000	4,807,211

		8,592,304

Forest Products & Paper—0.0%
Daio Paper Corp. Zero Coupon, 09/17/20 (JPY)	100,000,000	908,064

Gas—0.4%
National Grid North America, Inc. 0.900%, 11/02/20 (GBP)	1,600,000	2,046,040
Snam S.p.A. Zero Coupon, 03/20/22 (EUR)	5,500,000	6,493,532

		8,539,572

Healthcare-Products—0.3%
QIAGEN NV 0.500%, 09/13/23	5,800,000	6,590,308

Healthcare-Services—0.8%
Anthem, Inc. 2.750%, 10/15/42 (b)	2,241,000	8,892,760
Fresenius Medical Care AG & Co. KGaA 1.125%, 01/31/20	2,800,000	3,389,534
Fresenius SE & Co. KGaA Zero Coupon, 09/24/19 (EUR)	3,400,000	4,061,637

		16,343,931

Home Furnishings—0.5%
Sony Corp. Zero Coupon, 09/30/22 (JPY)	911,000,000	9,616,857

BHFTI-190

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Internet—0.9%
Booking Holdings, Inc.
0.350%, 06/15/20	7,288,000	$9,851,146
0.900%, 09/15/21 (b)	7,180,000	7,925,284

		17,776,430

Investment Company Security—0.2%
Ares Capital Corp. 3.750%, 02/01/22	4,056,000	4,043,832

Mining—0.3%
Glencore Funding LLC Zero Coupon, 03/27/25	6,200,000	5,636,544

Miscellaneous Manufacturing—0.4%
Siemens Financieringsmaatschappij NV 1.650%, 08/16/19	7,000,000	7,190,190

Oil & Gas—0.8%
BP Capital Markets plc 1.000%, 04/28/23 (GBP)	4,000,000	6,812,333
TOTAL S.A. 0.500%, 12/02/22	9,600,000	10,129,920

		16,942,253

Oil & Gas Services—0.4%
TechnipFMC plc 0.875%, 01/25/21 (EUR)	6,500,000	7,659,227

Pharmaceuticals—0.2%
Bayer AG 0.050%, 06/15/20 (EUR)	4,000,000	4,468,088

Real Estate—1.8%
CA Immobilien Anlagen AG 0.750%, 04/04/25 (EUR)	1,300,000	1,745,449
CapitaLand, Ltd.
1.850%, 06/19/20	6,250,000	4,574,059
Deutsche Wohnen SE
0.325%, 07/26/24 (EUR)	9,300,000	11,459,857
0.600%, 01/05/26 (EUR)	3,300,000	3,992,292
Grand City Properties S.A. 0.250%, 03/02/22 (EUR)	3,600,000	4,319,718
LEG Immobilien AG
0.500%, 07/01/21 (EUR)	1,000,000	2,305,197
0.875%, 09/01/25 (EUR)	4,600,000	5,920,643
TAG Immobilien AG 0.625%, 09/01/22 (EUR)	2,100,000	2,990,530

		37,307,745

Real Estate Investment Trusts—0.5%
Spirit Realty Capital, Inc. 2.875%, 05/15/19	3,376,000	3,368,057

Real Estate Investment Trusts—(Continued)
Unibail-Rodamco SE
Zero Coupon, 07/01/21 (EUR)	1,459,600	4,713,020
Zero Coupon, 01/01/22 (EUR)	781,800	2,992,151

		11,073,228

Semiconductors—1.7%
Intel Corp. 3.250%, 08/01/39	7,205,000	18,917,448
Novellus Systems, Inc. 2.625%, 05/15/41	1,186,000	6,546,891
STMicroelectronics NV Zero Coupon, 07/03/22	10,200,000	10,573,524

		36,037,863

Software—0.2%
Red Hat, Inc. 0.250%, 10/01/19	1,496,000	3,712,517

Telecommunications—1.2%
America Movil S.A.B. de C.V. Zero Coupon, 05/28/20 (EUR)	14,400,000	16,012,671
Telenor East Holding II A/S 0.250%, 09/20/19	9,000,000	8,864,100

		24,876,771

Total Convertible Bonds (Cost $364,178,132)		377,233,244

Corporate Bonds & Notes—16.6%

Aerospace/Defense—0.4%
Harris Corp.
3.832%, 04/27/25	775,000	794,554
4.854%, 04/27/35	50,000	53,732
L3 Technologies, Inc.
3.850%, 12/15/26	995,000	1,013,409
4.400%, 06/15/28	140,000	147,038
Lockheed Martin Corp. 3.550%, 01/15/26	110,000	113,566
Northrop Grumman Corp.
2.930%, 01/15/25	115,000	113,489
3.250%, 01/15/28	1,365,000	1,342,825
Rockwell Collins, Inc.
3.200%, 03/15/24	1,270,000	1,269,623
4.350%, 04/15/47	50,000	49,355
United Technologies Corp.
2.800%, 05/04/24	1,175,000	1,160,834
3.750%, 11/01/46	570,000	527,275
3.950%, 08/16/25	475,000	493,645
4.125%, 11/16/28	225,000	234,495
4.450%, 11/16/38	30,000	31,063
6.125%, 07/15/38	250,000	304,043

		7,648,946

BHFTI-191

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Agriculture—0.3%
Altria Group, Inc.
3.875%, 09/16/46	590,000	$485,327
4.800%, 02/14/29	1,040,000	1,073,161
BAT Capital Corp.
3.222%, 08/15/24	200,000	195,664
3.557%, 08/15/27	440,000	416,957
4.390%, 08/15/37	1,575,000	1,422,223
Philip Morris International, Inc.
2.125%, 05/10/23	1,375,000	1,339,394
3.875%, 08/21/42	445,000	409,313

		5,342,039

Airlines—0.3%
Air Canada Pass-Through Trust
3.300%, 01/15/30 (144A)	414,120	402,559
3.550%, 01/15/30 (144A)	682,080	664,540
3.750%, 12/15/27 (144A)	527,668	533,472
American Airlines Pass-Through Trust
3.000%, 10/15/28	151,236	146,275
3.200%, 06/15/28	359,800	351,561
3.375%, 05/01/27	115,932	114,077
3.600%, 09/22/27	171,584	171,876
3.700%, 10/01/26	466,648	467,628
British Airways Pass-Through Trust 4.125%, 09/20/31 (144A) (d)	592,751	601,821
Continental Airlines Pass-Through Trust
4.000%, 10/29/24	630,940	641,477
4.150%, 04/11/24	422,992	432,044
Delta Air Lines Pass-Through Trust
3.204%, 04/25/24	490,000	497,595
3.625%, 07/30/27	110,331	112,650
6.821%, 08/10/22	134,720	147,303
U.S. Airways Pass-Through Trust
3.950%, 11/15/25	179,587	182,131
5.900%, 10/01/24	163,756	177,626
United Airlines Pass-Through Trust
3.450%, 12/01/27	439,560	437,318
4.150%, 08/25/31	225,000	233,106

		6,315,059

Auto Manufacturers—0.2%
Daimler Finance North America LLC 3.350%, 02/22/23 (144A)	605,000	611,877
Ford Motor Co. 4.750%, 01/15/43	240,000	188,367
General Motors Co.
5.000%, 04/01/35	1,635,000	1,485,024
General Motors Financial Co., Inc.
3.850%, 01/05/28	380,000	351,638
4.000%, 01/15/25	55,000	53,988
4.300%, 07/13/25	200,000	199,004
4.350%, 01/17/27	250,000	243,171

Auto Manufacturers—(Continued)
Volkswagen Group of America Finance LLC
4.000%, 11/12/21 (144A)	960,000	979,570
4.250%, 11/13/23 (144A)	465,000	479,316

		4,591,955

Banks—5.3%
ABN AMRO Bank NV 3.400%, 08/27/21 (144A)	1,095,000	1,108,328
AIB Group plc 4.750%, 10/12/23 (144A)	250,000	258,292
ANZ New Zealand International, Ltd.
2.600%, 09/23/19 (144A)	250,000	249,838
3.400%, 03/19/24 (144A)	605,000	610,889
Australia & New Zealand Banking Group, Ltd.
4.400%, 05/19/26 (144A)	495,000	503,131
6.750%, 5Y USD ICE Swap + 5.168%, 06/15/26 (144A) (c)	530,000	561,137
Banco Santander S.A. 4.379%, 04/12/28	400,000	405,519
Bank of America Corp.
2.503%, 10/21/22	2,777,000	2,742,843
3.093%, 3M LIBOR + 1.090%, 10/01/25 (c)	200,000	198,459
3.248%, 10/21/27	1,335,000	1,308,221
3.419%, 3M LIBOR + 1.040%, 12/20/28 (b) (c)	620,000	606,826
3.550%, 3M LIBOR + 0.780%, 03/05/24 (c)	1,300,000	1,320,363
3.705%, 3M LIBOR + 1.512%, 04/24/28 (c)	1,120,000	1,125,981
3.824%, 3M LIBOR + 1.575%, 01/20/28 (c)	500,000	507,345
3.864%, 3M LIBOR + 0.940%, 07/23/24 (c)	1,400,000	1,438,706
3.974%, 3M LIBOR + 1.210%, 02/07/30 (b) (c)	719,000	733,568
4.244%, 3M LIBOR + 1.814%, 04/24/38 (c)	360,000	370,159
4.450%, 03/03/26	167,000	174,136
5.875%, 3M LIBOR + 2.931%, 03/15/28 (c)	455,000	461,666
Bank of Montreal
2.350%, 09/11/22	150,000	148,400
3.300%, 02/05/24	900,000	909,821
3.803%, 5Y USD ICE Swap + 1.432%, 12/15/32 (c)	610,000	589,870
Bank of New York Mellon Corp. (The)
2.661%, 3M LIBOR + 0.634%, 05/16/23 (c)	1,962,000	1,952,577
3.650%, 02/04/24	300,000	310,108
Bank of Nova Scotia (The)
2.500%, 01/08/21	200,000	199,385
3.400%, 02/11/24 (b)	1,365,000	1,385,999
Barclays plc
4.338%, 3M LIBOR + 1.356%, 05/16/24 (c)	1,920,000	1,942,104
4.610%, 3M LIBOR + 1.400%, 02/15/23 (c)	200,000	204,392
BB&T Corp.
3.050%, 06/20/22	685,000	689,056
3.750%, 12/06/23	200,000	207,632
BNP Paribas S.A. 2.950%, 05/23/22 (144A)	200,000	198,738
BPCE S.A.
3.250%, 01/11/28 (144A)	600,000	587,560
3.375%, 12/02/26	250,000	246,049
4.000%, 09/12/23 (144A)	250,000	253,648

BHFTI-192

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Canadian Imperial Bank of Commerce 3.100%, 04/02/24	1,470,000	$1,464,132
Capital One Financial Corp. 4.250%, 04/30/25	150,000	155,788
Citigroup, Inc.
2.750%, 04/25/22	500,000	498,054
2.876%, 3M LIBOR + 0.950%, 07/24/23 (c)	505,000	501,951
3.200%, 10/21/26	90,000	88,222
3.520%, 3M LIBOR + 1.151%, 10/27/28 (c)	1,745,000	1,716,450
3.700%, 01/12/26	250,000	254,373
3.887%, 3M LIBOR + 1.563%, 01/10/28 (c)	1,955,000	1,986,912
3.980%, 3M LIBOR + 1.338%, 03/20/30 (c)	200,000	203,528
4.044%, 3M LIBOR + 1.023%, 06/01/24 (c)	3,680,000	3,803,759
4.400%, 06/10/25	120,000	124,313
4.450%, 09/29/27	74,000	76,124
Citizens Bank N.A. 3.700%, 03/29/23	1,780,000	1,827,077
Citizens Financial Group, Inc. 2.375%, 07/28/21	150,000	147,998
Comerica, Inc. 4.000%, 02/01/29	90,000	93,619
Commonwealth Bank of Australia
2.850%, 05/18/26 (144A) (b)	150,000	145,951
3.450%, 03/16/23 (144A)	825,000	839,590
Compass Bank 3.500%, 06/11/21	250,000	252,173
Cooperative Rabobank UA
3.750%, 07/21/26	590,000	582,306
4.375%, 08/04/25	827,000	853,036
Credit Agricole S.A.
3.250%, 10/04/24 (144A) (b)	1,095,000	1,076,900
4.125%, 01/10/27 (144A)	61,000	62,332
Credit Suisse AG 3.625%, 09/09/24	250,000	254,596
Credit Suisse Group AG
4.207%, 3M LIBOR + 1.240%, 06/12/24 (144A) (c)	2,250,000	2,305,901
4.282%, 01/09/28 (144A)	380,000	384,678
Danske Bank A/S
2.700%, 03/02/22 (144A)	200,000	194,789
2.800%, 03/10/21 (144A)	225,000	222,554
5.000%, 01/12/22 (144A)	925,000	947,303
Fifth Third Bancorp 3.650%, 01/25/24	110,000	112,708
Fifth Third Bank
3.850%, 03/15/26	965,000	982,804
3.950%, 07/28/25	200,000	209,730
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21	2,635,000	2,594,894
2.905%, 3M LIBOR + 0.990%, 07/24/23 (c)	500,000	494,600
2.908%, 3M LIBOR + 1.053%, 06/05/23 (c)	150,000	148,316
3.272%, 3M LIBOR + 1.201%, 09/29/25 (c)	550,000	542,990
3.500%, 11/16/26	2,802,000	2,766,858
3.814%, 3M LIBOR + 1.158%, 04/23/29 (c)	350,000	346,968
3.850%, 01/26/27	2,470,000	2,481,464
4.017%, 3M LIBOR + 1.373%, 10/31/38 (c)	580,000	556,166

Banks—(Continued)
HSBC Holdings plc
3.803%, 3M LIBOR + 1.211%, 03/11/25 (c)	2,105,000	2,136,872
3.950%, 3M LIBOR + 0.987%, 05/18/24 (c)	2,645,000	2,699,097
4.292%, 3M LIBOR + 1.348%, 09/12/26 (c)	250,000	257,979
4.300%, 03/08/26	410,000	425,740
5.100%, 04/05/21	220,000	229,324
Huntington Bancshares, Inc. 2.300%, 01/14/22	190,000	187,151
Huntington National Bank (The)
3.125%, 04/01/22	325,000	327,467
3.550%, 10/06/23	1,040,000	1,065,264
KeyCorp 4.150%, 10/29/25	90,000	94,810
Lloyds Banking Group plc
3.574%, 3M LIBOR + 1.205%, 11/07/28 (c)	1,040,000	999,567
4.375%, 03/22/28	283,000	290,049
Macquarie Bank, Ltd. 4.000%, 07/29/25 (144A)	200,000	205,151
Macquarie Group, Ltd.
3.763%, 3M LIBOR + 1.372%, 11/28/28 (144A) (c)	968,000	942,793
6.000%, 01/14/20 (144A)	250,000	255,659
6.250%, 01/14/21 (144A) (b)	150,000	158,135
Mitsubishi UFJ Financial Group, Inc.
2.998%, 02/22/22	100,000	100,238
3.407%, 03/07/24	250,000	253,432
3.761%, 07/26/23	1,400,000	1,438,150
Morgan Stanley
3.125%, 01/23/23	300,000	301,041
3.591%, 3M LIBOR + 1.340%, 07/22/28 (c)	1,900,000	1,887,300
3.737%, 3M LIBOR + 0.847%, 04/24/24 (c)	5,445,000	5,557,252
3.875%, 01/27/26 (b)	150,000	153,481
3.971%, 3M LIBOR + 1.455%, 07/22/38 (c)	510,000	501,931
4.431%, 3M LIBOR + 1.628%, 01/23/30 (c)	135,000	142,492
5.500%, 01/26/20	100,000	102,158
6.250%, 08/09/26	525,000	608,545
MUFG Americas Holdings Corp. 3.000%, 02/10/25	116,000	114,063
MUFG Union Bank N.A. 3.150%, 04/01/22	785,000	791,805
National Australia Bank, Ltd.
2.800%, 01/10/22	350,000	349,779
3.375%, 01/14/26	500,000	502,620
3.700%, 11/04/21	825,000	841,832
NatWest Markets plc 3.625%, 09/29/22 (144A)	610,000	609,946
Nordea Bank Abp 4.250%, 09/21/22 (144A)	200,000	204,811
Northern Trust Corp. 3.375%, 3M LIBOR + 1.131%, 05/08/32 (c)	205,000	201,039
PNC Bank N.A.
3.100%, 10/25/27	250,000	249,672
4.200%, 11/01/25	250,000	265,847
Regions Bank 3.374%, 3M LIBOR + 0.500%, 08/13/21 (c)	3,500,000	3,516,792
Regions Financial Corp. 3.800%, 08/14/23	45,000	46,278

BHFTI-193

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Royal Bank of Canada 3.700%, 10/05/23	120,000	$124,040
Royal Bank of Scotland Group plc
4.269%, 3M LIBOR + 1.762%, 03/22/25 (c)	530,000	535,236
4.519%, 3M LIBOR + 1.550%, 06/25/24 (b) (c)	2,895,000	2,961,710
4.892%, 3M LIBOR + 1.754%, 05/18/29 (c)	200,000	207,761
Santander UK Group Holdings plc 3.373%, 3M LIBOR + 1.080%, 01/05/24 (c)	1,625,000	1,594,413
Societe Generale S.A.
3.875%, 03/28/24 (144A)	755,000	757,813
4.250%, 04/14/25 (144A) (b)	350,000	352,699
Standard Chartered plc 4.247%, 3M LIBOR + 1.150%, 01/20/23 (144A) (c)	250,000	253,970
State Street Corp.
2.653%, 3M LIBOR + 0.635%, 05/15/23 (c)	484,000	481,362
3.550%, 08/18/25	115,000	119,321
3.776%, 3M LIBOR + 0.770%, 12/03/24 (c)	50,000	51,952
Sumitomo Mitsui Financial Group, Inc.
2.778%, 10/18/22	350,000	348,425
2.784%, 07/12/22 (b)	230,000	228,892
SunTrust Banks, Inc.
3.502%, 3M LIBOR + 0.585%, 08/02/22 (c)	1,790,000	1,815,496
3.689%, 3M LIBOR + 0.735%, 08/02/24 (c)	665,000	682,284
4.000%, 05/01/25	106,000	110,973
Svenska Handelsbanken AB 3.900%, 11/20/23	250,000	260,187
Swedbank AB 2.800%, 03/14/22 (144A)	500,000	486,830
Toronto-Dominion Bank (The) 3.250%, 03/11/24	465,000	470,768
UBS Group Funding Switzerland AG
3.491%, 05/23/23 (144A)	2,155,000	2,166,040
4.125%, 09/24/25 (144A) (b)	400,000	413,248
US Bancorp
2.375%, 07/22/26	200,000	191,241
3.950%, 11/17/25	250,000	263,760
Wells Fargo & Co.
3.000%, 04/22/26	800,000	782,367
3.069%, 01/24/23	3,220,000	3,225,538
3.750%, 01/24/24	270,000	277,950
4.150%, 01/24/29	270,000	282,338
4.650%, 11/04/44	600,000	617,411
5.900%, 3M LIBOR + 3.110%, 06/15/24 (c)	370,000	378,492
Wells Fargo Bank N.A.
3.325%, 3M LIBOR + 0.490%, 07/23/21 (c)	1,510,000	1,520,065
3.625%, 10/22/21	650,000	662,316
Westpac Banking Corp.
2.850%, 05/13/26	150,000	145,688
3.650%, 05/15/23	315,000	323,616
4.322%, 5Y USD ICE Swap + 2.236%, 11/23/31 (c)	645,000	639,774

		109,562,191

Beverages—0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36 (144A)	550,000	550,217
4.900%, 02/01/46 (144A)	200,000	200,982

Beverages—(Continued)
Anheuser-Busch InBev Worldwide, Inc.
4.150%, 01/23/25	510,000	531,733
4.375%, 04/15/38	1,290,000	1,240,014
4.439%, 10/06/48	1,460,000	1,376,107
4.600%, 04/15/48	135,000	130,110
4.750%, 01/23/29	90,000	95,834
Constellation Brands, Inc.
4.100%, 02/15/48	160,000	145,540
4.400%, 11/15/25	35,000	36,769
5.250%, 11/15/48	25,000	26,561
Keurig Dr Pepper, Inc.
2.550%, 09/15/26	2,095,000	1,911,427
3.130%, 12/15/23	55,000	54,737
3.430%, 06/15/27	75,000	72,585
PepsiCo, Inc. 2.375%, 10/06/26	1,045,000	1,002,523

		7,375,139

Biotechnology—0.1%
Baxalta, Inc. 3.600%, 06/23/22	33,000	33,180
Celgene Corp. 3.450%, 11/15/27	920,000	911,077
Gilead Sciences, Inc.
3.700%, 04/01/24	170,000	175,663
4.000%, 09/01/36	150,000	147,433
4.150%, 03/01/47	620,000	599,429
4.600%, 09/01/35	80,000	84,345

		1,951,127

Building Materials—0.0%
Martin Marietta Materials, Inc.
3.450%, 06/01/27	100,000	95,844
4.250%, 12/15/47 (b)	170,000	149,596
Masco Corp.
4.500%, 05/15/47	115,000	104,855
6.500%, 08/15/32	150,000	170,836
Owens Corning 4.300%, 07/15/47	190,000	154,007

		675,138

Chemicals—0.1%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P. 3.400%, 12/01/26 (144A)	70,000	70,383
Dow Chemical Co. (The)
3.000%, 11/15/22	82,000	82,095
4.125%, 11/15/21	27,000	27,787
DowDuPont, Inc.
4.493%, 11/15/25	120,000	127,924
5.319%, 11/15/38	60,000	66,800
Eastman Chemical Co. 4.500%, 12/01/28 (b)	700,000	726,078
International Flavors & Fragrances, Inc. 4.450%, 09/26/28	36,000	37,838

BHFTI-194

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Mosaic Co. (The)
4.050%, 11/15/27	440,000	$439,604
5.625%, 11/15/43	100,000	106,259
Nutrien, Ltd.
3.000%, 04/01/25	500,000	484,285
3.375%, 03/15/25	125,000	123,352
4.200%, 04/01/29	330,000	339,336
5.000%, 04/01/49	75,000	77,943
Sherwin-Williams Co. (The) 3.125%, 06/01/24	103,000	102,411

		2,812,095

Commercial Services—0.0%
Western Union Co. (The) 3.600%, 03/15/22 (b)	150,000	152,434

Computers—0.2%
Apple, Inc.
2.500%, 02/09/25	400,000	392,984
2.850%, 05/11/24	146,000	146,515
3.000%, 02/09/24	100,000	101,414
3.450%, 02/09/45	955,000	910,863
3.750%, 11/13/47	215,000	214,998
3.850%, 05/04/43	200,000	202,343
4.500%, 02/23/36	300,000	336,338
Dell International LLC / EMC Corp.
4.900%, 10/01/26 (144A)	521,000	530,556
6.020%, 06/15/26 (144A)	406,000	436,691
DXC Technology Co. 4.250%, 04/15/24	60,000	60,912

		3,333,614

Diversified Financial Services—0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.500%, 01/15/25	1,735,000	1,674,257
4.450%, 04/03/26	150,000	150,325
Air Lease Corp.
3.000%, 09/15/23	60,000	58,695
3.250%, 03/01/25	820,000	788,932
3.625%, 04/01/27	95,000	89,466
3.625%, 12/01/27	130,000	121,571
Aircastle, Ltd. 4.400%, 09/25/23	35,000	35,657
American Express Co.
3.400%, 02/27/23	890,000	903,940
3.700%, 11/05/21	200,000	204,421
3.700%, 08/03/23	925,000	948,344
4.200%, 11/06/25	150,000	158,732
BOC Aviation, Ltd.
2.375%, 09/15/21 (144A)	200,000	195,136
2.750%, 09/18/22 (144A)	220,000	215,219
Brookfield Finance, Inc. 4.850%, 03/29/29	155,000	159,462
Capital One Bank USA N.A. 3.375%, 02/15/23	1,415,000	1,414,903

Diversified Financial Services—(Continued)
Capital One Financial Corp. 3.900%, 01/29/24	190,000	194,249
Charles Schwab Corp. (The) 3.550%, 02/01/24	160,000	166,427
GE Capital International Funding Co.
2.342%, 11/15/20	550,000	543,126
3.373%, 11/15/25	195,000	189,345
4.418%, 11/15/35	1,407,000	1,303,801
GTP Acquisition Partners I LLC 3.482%, 06/15/50 (144A)	325,000	328,331
Mitsubishi UFJ Lease & Finance Co., Ltd.
3.406%, 02/28/22 (144A)	935,000	943,911
3.559%, 02/28/24 (144A)	200,000	202,760
National Rural Utilities Cooperative Finance Corp.
2.850%, 01/27/25	2,465,000	2,453,996
2.950%, 02/07/24	87,000	87,415
3.900%, 11/01/28	100,000	105,842
4.300%, 03/15/49	130,000	138,094
Nuveen LLC 4.000%, 11/01/28 (144A)	100,000	106,779
ORIX Corp. 2.900%, 07/18/22	80,000	79,989
Synchrony Financial 3.950%, 12/01/27	615,000	581,491
TD Ameritrade Holding Corp. 3.750%, 04/01/24	150,000	155,310

		14,699,926

Electric—1.5%
AEP Texas, Inc. 3.950%, 06/01/28	415,000	432,759
Ameren Illinois Co. 4.500%, 03/15/49	225,000	251,505
Appalachian Power Co. 4.500%, 03/01/49	35,000	36,489
Arizona Public Service Co. 4.700%, 01/15/44	50,000	52,469
Ausgrid Finance Pty, Ltd. 3.850%, 05/01/23 (144A)	150,000	153,353
Baltimore Gas & Electric Co. 2.800%, 08/15/22	70,000	69,919
Cleveland Electric Illuminating Co. (The)
3.500%, 04/01/28 (144A)	145,000	142,512
4.550%, 11/15/30 (144A)	410,000	432,191
CMS Energy Corp. 3.875%, 03/01/24	70,000	71,784
Commonwealth Edison Co.
3.650%, 06/15/46	790,000	770,564
3.700%, 03/01/45	290,000	283,045
Connecticut Light & Power Co. (The) 4.000%, 04/01/48	190,000	197,356
Consolidated Edison Co. of New York, Inc.
3.850%, 06/15/46	420,000	409,082
4.650%, 12/01/48	150,000	165,475
Consumers Energy Co. 4.350%, 04/15/49	100,000	111,383

BHFTI-195

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Dominion Energy, Inc. 2.850%, 08/15/26	1,908,000	$1,836,787
Duke Energy Carolinas LLC
3.950%, 11/15/28	350,000	373,044
6.000%, 12/01/28	100,000	120,869
Duke Energy Corp. 2.650%, 09/01/26	1,450,000	1,381,799
Duke Energy Indiana LLC 3.750%, 05/15/46	853,000	831,861
Duke Energy Ohio, Inc. 4.300%, 02/01/49	205,000	219,473
Duke Energy Progress LLC 3.700%, 10/15/46	120,000	117,367
Duquesne Light Holdings, Inc. 3.616%, 08/01/27 (144A)	955,000	934,185
EDP Finance B.V. 5.250%, 01/14/21 (144A) (b)	425,000	438,548
Electricite de France S.A. 4.500%, 09/21/28 (144A)	675,000	696,821
Emera U.S. Finance L.P. 3.550%, 06/15/26	1,000,000	988,955
Enel Finance International NV
3.500%, 04/06/28 (144A)	1,105,000	1,039,462
3.625%, 05/25/27 (144A)	220,000	210,714
Entergy Louisiana LLC 2.400%, 10/01/26	645,000	609,629
4.200%, 09/01/48	495,000	515,798
4.200%, 04/01/50	300,000	313,429
Entergy Mississippi LLC 2.850%, 06/01/28	245,000	236,500
Entergy Texas, Inc. 4.000%, 03/30/29	405,000	420,640
Exelon Corp. 3.497%, 06/01/22	186,000	187,951
FirstEnergy Transmission LLC 4.550%, 04/01/49 (144A)	305,000	311,608
Florida Power & Light Co. 3.990%, 03/01/49 (b)	540,000	566,552
Fortis, Inc. 3.055%, 10/04/26	717,000	686,351
Gulf Power Co. 3.300%, 05/30/27	520,000	522,385
ITC Holdings Corp. 3.250%, 06/30/26	855,000	837,520
Jersey Central Power & Light Co. 4.300%, 01/15/26 (144A)	660,000	687,563
6.150%, 06/01/37	100,000	118,694
Metropolitan Edison Co. 4.000%, 04/15/25 (144A)	230,000	235,776
Mid-Atlantic Interstate Transmission LLC 4.100%, 05/15/28 (144A)	140,000	143,717
MidAmerican Energy Co. 4.250%, 07/15/49	380,000	404,617
Nevada Power Co. 3.700%, 05/01/29	190,000	196,538

Electric—(Continued)
New York State Electric & Gas Corp. 3.250%, 12/01/26 (144A)	285,000	284,637
NextEra Energy Capital Holdings, Inc. 3.150%, 04/01/24	800,000	803,990
3.500%, 04/01/29	180,000	179,877
Niagara Mohawk Power Corp. 4.278%, 12/15/28 (144A)	200,000	212,388
Oncor Electric Delivery Co. LLC 2.950%, 04/01/25	388,000	387,849
PacifiCorp 4.125%, 01/15/49	515,000	533,392
4.150%, 02/15/50	125,000	129,739
Potomac Electric Power Co. 3.600%, 03/15/24	1,420,000	1,468,471
Public Service Co. of Oklahoma 6.625%, 11/15/37	100,000	126,144
Sierra Pacific Power Co. 2.600%, 05/01/26	1,976,000	1,899,182
Southern California Edison Co. 3.400%, 06/01/23	620,000	615,411
3.500%, 10/01/23	239,000	237,752
3.600%, 02/01/45	424,000	372,018
4.125%, 03/01/48	546,000	523,370
4.200%, 03/01/29	730,000	740,645
Southwestern Electric Power Co. 3.900%, 04/01/45	785,000	742,917
Southwestern Public Service Co.
3.700%, 08/15/47	470,000	454,698
4.400%, 11/15/48	225,000	242,513
Tampa Electric Co. 4.450%, 06/15/49	520,000	537,781
Toledo Edison Co. (The) 7.250%, 05/01/20	15,000	15,617
Tucson Electric Power Co.
3.050%, 03/15/25	50,000	49,139
4.850%, 12/01/48	150,000	166,542
Union Electric Co.
2.950%, 06/15/27	214,000	211,661
3.500%, 03/15/29	235,000	241,147
Virginia Electric & Power Co. 3.800%, 04/01/28	300,000	310,577

		31,252,496

Electronics—0.0%
Arrow Electronics, Inc. 3.875%, 01/12/28	127,000	122,372

Food—0.2%
Campbell Soup Co.
3.800%, 08/02/42	650,000	514,046
3.950%, 03/15/25	170,000	171,189
Conagra Brands, Inc.
4.600%, 11/01/25	20,000	21,044
5.300%, 11/01/38	40,000	40,641

BHFTI-196

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
Kraft Heinz Foods Co.
4.375%, 06/01/46	980,000	$851,465
5.000%, 07/15/35	295,000	290,005
Kroger Co. (The) 3.875%, 10/15/46	745,000	620,952
McCormick & Co., Inc.
3.150%, 08/15/24	60,000	59,881
3.400%, 08/15/27	70,000	68,770
Smithfield Foods, Inc. 5.200%, 04/01/29 (144A)	150,000	150,904
Sysco Corp. 3.750%, 10/01/25	83,000	84,992
Tyson Foods, Inc. 4.550%, 06/02/47	480,000	455,912

		3,329,801

Forest Products & Paper—0.0%
International Paper Co. 4.350%, 08/15/48	345,000	322,625

Gas—0.1%
Atmos Energy Corp. 4.125%, 03/15/49	145,000	150,383
Brooklyn Union Gas Co. (The)
3.865%, 03/04/29 (144A)	170,000	175,304
4.487%, 03/04/49 (144A)	415,000	447,356
KeySpan Gas East Corp. 2.742%, 08/15/26 (144A)	345,000	330,470
NiSource, Inc.
6.250%, 12/15/40	75,000	94,323
ONE Gas, Inc. 4.500%, 11/01/48	142,000	157,002
Southern California Gas Co. 4.300%, 01/15/49	440,000	472,189

		1,827,027

Health Care Providers & Services—0.0%
CVS Health Corp. 5.300%, 12/05/43	200,000	208,532

Healthcare-Products—0.3%
Becton Dickinson & Co. 3.363%, 06/06/24	1,647,000	1,649,017
Boston Scientific Corp.
3.750%, 03/01/26	505,000	515,396
4.000%, 03/01/29	220,000	227,108
4.550%, 03/01/39	520,000	544,075
4.700%, 03/01/49	450,000	479,490
Covidien International Finance S.A. 2.950%, 06/15/23	185,000	186,666
Medtronic, Inc.
3.500%, 03/15/25 (b)	640,000	660,907
4.375%, 03/15/35	480,000	524,475

Healthcare-Products—(Continued)
Thermo Fisher Scientific, Inc.
2.950%, 09/19/26	377,000	363,607
3.650%, 12/15/25	285,000	292,395
Zimmer Biomet Holdings, Inc. 3.700%, 03/19/23	26,000	26,248

		5,469,384

Healthcare-Services—0.3%
Aetna, Inc.
2.750%, 11/15/22	485,000	478,684
2.800%, 06/15/23	115,000	112,983
3.875%, 08/15/47	775,000	671,184
Anthem, Inc.
3.350%, 12/01/24	175,000	176,594
3.500%, 08/15/24	450,000	455,874
3.650%, 12/01/27	860,000	858,710
4.101%, 03/01/28	140,000	144,236
4.375%, 12/01/47	630,000	627,552
HCA, Inc.
4.500%, 02/15/27	505,000	519,024
5.250%, 06/15/26	150,000	160,833
5.500%, 06/15/47	375,000	400,171
UnitedHealth Group, Inc. 3.100%, 03/15/26	2,055,000	2,054,010

		6,659,855

Household Products/Wares—0.0%
Reckitt Benckiser Treasury Services plc
2.375%, 06/24/22 (144A)	712,000	701,402
3.000%, 06/26/27 (144A)	200,000	193,650

		895,052

Insurance—0.7%
Aflac, Inc. 4.750%, 01/15/49	335,000	370,850
AIA Group, Ltd. 3.900%, 04/06/28 (144A)	210,000	216,662
American Financial Group, Inc. 3.500%, 08/15/26	70,000	67,599
American International Group, Inc. 3.875%, 01/15/35	1,110,000	1,016,337
Assurant, Inc. 4.200%, 09/27/23	150,000	152,889
Athene Global Funding
2.750%, 04/20/20 (144A)	180,000	179,495
4.000%, 01/25/22 (144A)	90,000	92,263
Athene Holding, Ltd. 4.125%, 01/12/28	85,000	81,698
Berkshire Hathaway Finance Corp.
4.200%, 08/15/48	485,000	503,514
4.250%, 01/15/49	280,000	293,343
4.400%, 05/15/42	200,000	214,035
Chubb INA Holdings, Inc. 3.150%, 03/15/25	110,000	111,022

BHFTI-197

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Great-West Lifeco Finance Delaware L.P. 4.150%, 06/03/47 (144A)	40,000	$40,007
Guardian Life Global Funding 2.500%, 05/08/22 (144A)	250,000	246,568
Harborwalk Funding Trust 5.077%, 3M LIBOR + 3.191%, 02/15/69 (144A) (c)	605,000	637,295
Hartford Financial Services Group, Inc. (The)
4.300%, 04/15/43	175,000	174,798
6.100%, 10/01/41	25,000	30,523
Jackson National Life Global Funding
3.250%, 01/30/24 (144A)	90,000	90,510
3.300%, 06/11/21 (144A)	495,000	500,225
3.875%, 06/11/25 (144A)	720,000	744,699
Lincoln National Corp. 3.800%, 03/01/28	845,000	857,123
Manulife Financial Corp. 4.061%, 5Y USD ICE Swap + 1.647%, 02/24/32 (c)	505,000	491,322
Massachusetts Mutual Life Insurance Co. 8.875%, 06/01/39 (144A)	60,000	94,452
New York Life Global Funding 3.000%, 01/10/28 (144A)	370,000	366,499
OneBeacon U.S. Holdings, Inc. 4.600%, 11/09/22	150,000	153,390
Pacific Life Insurance Co. 4.300%, 3M LIBOR + 2.796%, 10/24/67 (144A) (c)	50,000	44,610
Progressive Corp. (The) 5.375%, 3M LIBOR + 2.539%, 03/15/23 (c)	90,000	89,213
Protective Life Global Funding 2.161%, 09/25/20 (144A)	3,600,000	3,569,259
Prudential Financial, Inc. 3.905%, 12/07/47	935,000	902,685
Prudential Insurance Co. of America (The) 8.300%, 07/01/25 (144A)	250,000	316,469
Reliance Standard Life Global Funding II 3.850%, 09/19/23 (144A)	905,000	923,996
Teachers Insurance & Annuity Association of America
4.270%, 05/15/47 (144A)	100,000	103,220
Torchmark Corp. 4.550%, 09/15/28	30,000	31,701
Travelers Cos., Inc. (The) 4.100%, 03/04/49	480,000	498,002

		14,206,273

Internet—0.1%
Amazon.com, Inc. 3.150%, 08/22/27	785,000	791,522
4.050%, 08/22/47	475,000	502,401
Booking Holdings, Inc. 2.750%, 03/15/23	71,000	70,678

		1,364,601

Iron/Steel—0.0%
Nucor Corp. 4.000%, 08/01/23	150,000	156,805

Machinery-Construction & Mining—0.0%
Caterpillar Financial Services Corp. 3.650%, 12/07/23	70,000	73,014

Machinery-Diversified—0.0%
John Deere Capital Corp. 3.450%, 01/10/24	35,000	35,973
3.450%, 03/07/29	240,000	246,516
Roper Technologies, Inc. 3.000%, 12/15/20	83,000	83,176

		365,665

Media—0.6%
CBS Corp. 3.375%, 02/15/28	470,000	448,128
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 3.750%, 02/15/28	460,000	444,487
4.908%, 07/23/25	365,000	384,894
5.750%, 04/01/48	520,000	544,362
Comcast Corp. 2.350%, 01/15/27	3,360,000	3,140,841
3.150%, 03/01/26	596,000	593,434
3.200%, 07/15/36	1,770,000	1,609,417
3.400%, 07/15/46	530,000	470,403
3.900%, 03/01/38	270,000	265,723
3.950%, 10/15/25	279,000	291,907
4.600%, 10/15/38	50,000	53,607
4.950%, 10/15/58	55,000	60,779
6.500%, 11/15/35	90,000	114,071
7.050%, 03/15/33	187,000	248,702
COX Communications, Inc. 4.600%, 08/15/47 (144A)	380,000	363,224
Fox Corp. 4.030%, 01/25/24 (144A)	162,000	168,104
4.709%, 01/25/29 (144A)	45,000	48,179
5.476%, 01/25/39 (144A) (b)	275,000	305,021
Time Warner Cable LLC 4.500%, 09/15/42	1,280,000	1,122,905
6.550%, 05/01/37	250,000	276,544
6.750%, 06/15/39	265,000	295,942
Viacom, Inc. 4.375%, 03/15/43	284,000	254,833
Warner Media LLC 2.950%, 07/15/26	255,000	241,540
3.800%, 02/15/27	500,000	497,437

		12,244,484

Metal Fabricate/Hardware—0.0%
Precision Castparts Corp. 4.200%, 06/15/35	60,000	61,963

Mining—0.0%
Anglo American Capital plc 4.000%, 09/11/27 (144A)	275,000	267,556

BHFTI-198

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—(Continued)
Glencore Funding LLC 4.125%, 03/12/24 (144A)	420,000	$424,425

		691,981

Miscellaneous Manufacturing—0.2%
Eaton Corp. 3.103%, 09/15/27	540,000	530,741
5.800%, 03/15/37	100,000	116,186
General Electric Co. 2.700%, 10/09/22 (b)	500,000	491,016
3.100%, 01/09/23	1,000,000	994,134
3.450%, 05/15/24	633,000	630,333
4.125%, 10/09/42	1,315,000	1,143,132
4.375%, 09/16/20	250,000	254,658
4.500%, 03/11/44	105,000	96,088
Parker-Hannifin Corp. 3.300%, 11/21/24	114,000	116,034
Siemens Financieringsmaatschappij NV 3.125%, 03/16/24 (144A)	250,000	252,803

		4,625,125

Oil & Gas—0.6%
Anadarko Petroleum Corp. 5.550%, 03/15/26	1,380,000	1,506,341
Apache Corp. 4.375%, 10/15/28 (b)	340,000	342,840
BP Capital Markets America, Inc. 2.750%, 05/10/23	100,000	99,652
3.017%, 01/16/27	2,615,000	2,569,701
3.224%, 04/14/24	300,000	304,000
3.410%, 02/11/26	120,000	122,542
3.796%, 09/21/25	100,000	103,736
Canadian Natural Resources, Ltd. 3.900%, 02/01/25	150,000	153,079
Cenovus Energy, Inc. 5.250%, 06/15/37	370,000	367,595
Cimarex Energy Co. 4.375%, 03/15/29	240,000	247,155
Concho Resources, Inc. 4.375%, 01/15/25	100,000	102,835
Encana Corp.
7.375%, 11/01/31	250,000	314,862
Eni USA, Inc. 7.300%, 11/15/27	100,000	121,812
EOG Resources, Inc. 2.625%, 03/15/23	150,000	148,974
Marathon Petroleum Corp. 4.750%, 09/15/44	490,000	488,677
Noble Energy, Inc. 3.850%, 01/15/28	1,162,000	1,145,633
3.900%, 11/15/24	370,000	373,672
6.000%, 03/01/41	160,000	177,319
Occidental Petroleum Corp. 4.200%, 03/15/48	200,000	208,801

Oil & Gas—(Continued)
Phillips 66 3.900%, 03/15/28	110,000	112,019
4.875%, 11/15/44	585,000	642,421
Shell International Finance B.V. 2.875%, 05/10/26	501,000	499,322
3.500%, 11/13/23	570,000	589,546
3.750%, 09/12/46	683,000	684,214
Total Capital International S.A. 3.455%, 02/19/29	200,000	204,988

		11,631,736

Oil & Gas Services—0.1%
Baker Hughes a GE Co. LLC 5.125%, 09/15/40	25,000	26,275
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. 3.337%, 12/15/27	870,000	846,652
Halliburton Co. 3.800%, 11/15/25 (b)	85,000	86,932
4.850%, 11/15/35	500,000	524,786
Schlumberger Holdings Corp. 3.750%, 05/01/24 (144A)	75,000	76,680
4.000%, 12/21/25 (144A)	845,000	871,741

		2,433,066

Packaging & Containers—0.0%
WRKCo, Inc. 3.750%, 03/15/25	150,000	151,434

Pharmaceuticals—0.8%
Allergan Funding SCS 4.550%, 03/15/35	305,000	299,106
AstraZeneca plc 3.500%, 08/17/23	1,125,000	1,148,050
6.450%, 09/15/37	50,000	63,607
CVS Health Corp. 2.875%, 06/01/26	1,675,000	1,585,730
4.100%, 03/25/25	783,000	804,350
4.300%, 03/25/28	585,000	593,305
4.780%, 03/25/38	450,000	446,282
5.050%, 03/25/48	360,000	362,856
CVS Pass-Through Trust 4.704%, 01/10/36 (144A)	296,890	307,109
5.880%, 01/10/28	393,403	424,255
8.353%, 07/10/31 (144A)	151,176	186,776
Elanco Animal Health, Inc. 3.912%, 08/27/21 (144A)	380,000	386,395
Eli Lilly & Co. 3.875%, 03/15/39	660,000	676,858
3.950%, 03/15/49	335,000	343,542
4.150%, 03/15/59	105,000	108,469
GlaxoSmithKline Capital plc 3.000%, 06/01/24	550,000	553,274
GlaxoSmithKline Capital, Inc. 3.375%, 05/15/23	1,540,000	1,575,884
3.625%, 05/15/25	95,000	98,341

BHFTI-199

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Johnson & Johnson 3.400%, 01/15/38	473,000	$464,904
Merck & Co., Inc. 3.900%, 03/07/39	140,000	144,348
Pfizer, Inc. 3.450%, 03/15/29	1,100,000	1,129,225
3.900%, 03/15/39	180,000	184,534
4.000%, 03/15/49	365,000	376,593
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/23	170,000	167,984
3.200%, 09/23/26	2,200,000	2,127,354
Takeda Pharmaceutical Co., Ltd. 3.800%, 11/26/20 (144A)	300,000	304,466
Zoetis, Inc. 3.000%, 09/12/27	225,000	216,408
4.500%, 11/13/25	1,095,000	1,163,150

		16,243,155

Pipelines—0.6%
APT Pipelines, Ltd.
4.200%, 03/23/25 (144A)	100,000	102,136
4.250%, 07/15/27 (144A)	70,000	70,994
Boardwalk Pipelines L.P. 4.450%, 07/15/27	37,000	36,115
Buckeye Partners L.P. 5.600%, 10/15/44	460,000	442,396
Columbia Pipeline Group, Inc. 4.500%, 06/01/25	135,000	140,985
Enable Midstream Partners L.P. 4.400%, 03/15/27	70,000	68,382
4.950%, 05/15/28	80,000	81,365
Enbridge, Inc. 3.500%, 06/10/24 (b)	390,000	394,239
Energy Transfer L.P. 4.200%, 04/15/27	520,000	522,756
Energy Transfer Operating L.P. 5.150%, 02/01/43	804,000	772,959
5.250%, 04/15/29	435,000	467,204
Energy Transfer Partners L.P. 4.750%, 01/15/26	368,000	384,555
EnLink Midstream Partners L.P. 2.700%, 04/01/19	140,000	140,000
Enterprise Products Operating LLC 3.750%, 02/15/25	67,000	69,019
3.900%, 02/15/24	82,000	85,173
4.250%, 02/15/48	380,000	372,777
4.900%, 05/15/46	410,000	440,503
4.950%, 10/15/54	33,000	34,729
Kinder Morgan Energy Partners L.P. 5.000%, 08/15/42	300,000	300,578
Kinder Morgan, Inc.
4.300%, 03/01/28	80,000	82,687
5.200%, 03/01/48	80,000	84,380
5.300%, 12/01/34	795,000	862,275

Pipelines—(Continued)
MPLX L.P.
4.125%, 03/01/27	1,025,000	1,032,289
4.500%, 04/15/38	584,000	556,056
4.700%, 04/15/48	130,000	124,694
5.200%, 03/01/47	81,000	82,334
ONEOK Partners L.P. 3.375%, 10/01/22	65,000	65,574
4.900%, 03/15/25	510,000	542,781
5.000%, 09/15/23	70,000	74,433
6.650%, 10/01/36	140,000	160,359
ONEOK, Inc. 4.950%, 07/13/47	65,000	64,182
Phillips 66 Partners L.P. 4.900%, 10/01/46	308,000	314,064
Southern Natural Gas Co. LLC 4.800%, 03/15/47 (144A)	102,000	102,587
8.000%, 03/01/32	70,000	95,389
Spectra Energy Partners L.P. 3.500%, 03/15/25	585,000	585,360
Sunoco Logistics Partners Operations L.P. 4.950%, 01/15/43	150,000	140,135
5.350%, 05/15/45	390,000	382,090
5.950%, 12/01/25	91,000	100,832
Texas Eastern Transmission L.P. 3.500%, 01/15/28 (144A)	45,000	44,000
TransCanada PipeLines, Ltd. 4.250%, 05/15/28	845,000	882,479
5.100%, 03/15/49	635,000	684,541
Western Midstream Operating L.P. 5.300%, 03/01/48	369,000	350,013
5.375%, 06/01/21	70,000	72,572
5.450%, 04/01/44	102,000	97,643

		12,510,614

Real Estate—0.2%
China Overseas Finance Investment Cayman V, Ltd. Zero Coupon, 01/05/23	4,400,000	4,823,500
Ontario Teachers’ Cadillac Fairview Properties Trust 3.875%, 03/20/27 (144A)	243,000	249,413

		5,072,913

Real Estate Investment Trusts—0.5%
Alexandria Real Estate Equities, Inc.
3.800%, 04/15/26	113,000	114,510
4.000%, 01/15/24	70,000	72,434
American Tower Corp. 3.125%, 01/15/27	669,000	641,686
3.375%, 10/15/26	776,000	756,922
3.600%, 01/15/28	196,000	193,348
3.950%, 03/15/29	315,000	316,737
AvalonBay Communities, Inc. 3.450%, 06/01/25	540,000	550,079
Boston Properties LP
4.500%, 12/01/28	100,000	106,502

BHFTI-200

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Brixmor Operating Partnership L.P. 3.850%, 02/01/25	60,000	$59,755
Crown Castle International Corp. 4.450%, 02/15/26	100,000	104,497
DDR Corp. 4.700%, 06/01/27	94,000	97,101
Digital Realty Trust L.P. 3.700%, 08/15/27	115,000	113,965
Duke Realty L.P. 3.250%, 06/30/26	60,000	59,171
EPR Properties 4.500%, 06/01/27	100,000	100,845
4.950%, 04/15/28	710,000	738,777
Equity Commonwealth 5.875%, 09/15/20	300,000	307,001
ERP Operating LP 4.150%, 12/01/28	120,000	128,078
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	805,000	782,844
HCP, Inc. 3.875%, 08/15/24	357,000	364,037
4.200%, 03/01/24	1,015,000	1,053,447
Kimco Realty Corp. 3.800%, 04/01/27	200,000	201,037
Liberty Property L.P. 4.375%, 02/01/29	580,000	605,378
Mid-America Apartments L.P. 4.000%, 11/15/25	85,000	87,542
National Retail Properties, Inc. 4.000%, 11/15/25	100,000	102,591
Office Properties Income Trust 3.750%, 08/15/19	400,000	400,722
4.000%, 07/15/22	140,000	139,703
4.150%, 02/01/22	280,000	281,840
Realty Income Corp. 3.875%, 04/15/25	60,000	62,157
Senior Housing Properties Trust 3.250%, 05/01/19	120,000	120,014
4.750%, 02/15/28	130,000	120,875
UDR, Inc. 2.950%, 09/01/26	515,000	493,227
3.500%, 07/01/27	100,000	98,849
Ventas Realty L.P. 4.125%, 01/15/26	68,000	69,853
4.875%, 04/15/49	88,000	92,141
Welltower, Inc. 3.625%, 03/15/24	300,000	305,318
4.000%, 06/01/25	410,000	421,903
4.500%, 01/15/24	100,000	105,482

		10,370,368

Retail—0.2%
Darden Restaurants, Inc. 4.550%, 02/15/48	240,000	230,750

Retail—(Continued)
Home Depot, Inc. (The) 2.125%, 09/15/26	77,000	72,830
3.900%, 12/06/28	190,000	202,210
3.900%, 06/15/47	430,000	435,810
Lowe’s Cos., Inc. 3.700%, 04/15/46	485,000	430,179
4.050%, 05/03/47	275,000	258,128
McDonald’s Corp. 3.350%, 04/01/23	45,000	45,944
3.625%, 05/01/43	930,000	843,822
6.300%, 10/15/37	160,000	198,490
O’Reilly Automotive, Inc. 3.550%, 03/15/26	60,000	59,847
Starbucks Corp. 3.750%, 12/01/47	275,000	249,737
Target Corp. 3.375%, 04/15/29	680,000	689,320
Walmart, Inc. 3.700%, 06/26/28	345,000	363,231

		4,080,298

Savings & Loans—0.1%
Nationwide Building Society 4.363%, 3M LIBOR + 1.392%, 08/01/24 (144A) (c)	980,000	996,093

Semiconductors—0.2%
Analog Devices, Inc. 4.500%, 12/05/36	113,000	113,012
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.125%, 01/15/25	800,000	767,237
3.500%, 01/15/28	245,000	225,677
3.875%, 01/15/27	120,000	114,718
Broadcom, Inc. 3.125%, 10/15/22 (144A)	540,000	538,207
4.250%, 04/15/26 (144A)	250,000	248,153
4.750%, 04/15/29 (144A)	600,000	597,150
Intel Corp. 2.600%, 05/19/26	1,490,000	1,458,208
4.800%, 10/01/41	150,000	174,343

		4,236,705

Software—0.3%
Microsoft Corp. 3.500%, 02/12/35	2,030,000	2,060,409
3.700%, 08/08/46	795,000	813,860
4.500%, 10/01/40	400,000	455,348
Oracle Corp. 2.950%, 11/15/24	555,000	556,702
2.950%, 05/15/25 (b)	450,000	449,711
3.800%, 11/15/37	810,000	811,040
3.900%, 05/15/35	1,020,000	1,044,197
4.000%, 11/15/47	480,000	483,220
4.300%, 07/08/34	300,000	322,372

BHFTI-201

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
VMware, Inc. 2.950%, 08/21/22	100,000	$98,974

		7,095,833

Telecommunications—0.7%
AT&T, Inc. 3.950%, 01/15/25	550,000	561,569
4.125%, 02/17/26	200,000	204,491
4.300%, 02/15/30	780,000	790,029
4.300%, 12/15/42	1,270,000	1,171,003
4.350%, 03/01/29	635,000	648,926
4.350%, 06/15/45	1,155,000	1,061,686
5.250%, 03/01/37	200,000	210,803
5.350%, 09/01/40	300,000	315,616
Crown Castle Towers LLC 3.663%, 05/15/45 (144A)	225,000	227,494
Deutsche Telekom International Finance B.V. 4.375%, 06/21/28 (144A)	675,000	702,461
Telefonica Emisiones S.A.U. 4.665%, 03/06/38	720,000	688,224
Verizon Communications, Inc. 3.376%, 02/15/25	50,000	50,694
3.850%, 11/01/42	1,369,000	1,294,169
4.016%, 12/03/29 (144A)	1,223,000	1,263,903
4.125%, 03/16/27	400,000	418,769
4.272%, 01/15/36	125,000	126,612
4.329%, 09/21/28	2,040,000	2,162,858
4.500%, 08/10/33	300,000	317,683
5.050%, 03/15/34	250,000	270,312
Vodafone Group plc 4.375%, 05/30/28 (b)	1,795,000	1,826,175
6.250%, 11/30/32	160,000	184,148
7.000%, 5Y USD ICE Swap + 4.873%, 04/04/79	302,000	306,958

		14,804,583

Transportation—0.3%
Burlington Northern Santa Fe LLC 3.000%, 03/15/23	250,000	252,873
3.050%, 09/01/22	310,000	314,008
3.900%, 08/01/46	865,000	879,158
Canadian Pacific Railway Co. 2.900%, 02/01/25	525,000	514,858
5.750%, 03/15/33	120,000	142,110
CSX Corp. 3.250%, 06/01/27	985,000	973,126
3.800%, 11/01/46	690,000	652,633
4.250%, 03/15/29	45,000	47,826
4.750%, 11/15/48	100,000	108,662
JB Hunt Transport Services, Inc. 3.875%, 03/01/26	80,000	81,209
Norfolk Southern Corp. 2.900%, 06/15/26	380,000	372,396
4.150%, 02/28/48	690,000	700,768

Transportation—(Continued)
Ryder System, Inc. 2.500%, 05/11/20	420,000	418,782
2.875%, 09/01/20	170,000	170,183
Union Pacific Corp.
3.150%, 03/01/24	425,000	431,535
3.350%, 08/15/46	455,000	402,457
3.600%, 09/15/37	195,000	186,943
3.700%, 03/01/29	430,000	442,087
4.300%, 03/01/49	115,000	118,888

		7,210,502

Trucking & Leasing—0.0%
Aviation Capital Group LLC 3.875%, 05/01/23 (144A)	100,000	100,350
4.125%, 08/01/25 (144A)	80,000	79,789

		180,139

Total Corporate Bonds & Notes (Cost $336,134,992)		345,354,157

U.S. Treasury & Government Agencies—8.6%

Agency Sponsored Mortgage-Backed—3.1%
Fannie Mae 30 Yr. Pool 4.000%, 06/01/46	1,116,439	1,165,677
4.000%, 07/01/47	1,161,417	1,200,404
4.000%, 11/01/47	489,606	505,916
4.000%, 12/01/47	490,374	506,292
4.500%, 04/01/39	238,900	253,580
4.500%, 12/01/40	316,319	334,432
4.500%, 06/01/48	482,434	507,886
4.500%, 07/01/48	393,428	411,545
4.500%, 01/01/49	997,212	1,052,221
5.000%, 07/01/44	811,569	875,060
5.000%, 06/01/48	346,827	369,045
5.000%, 07/01/48	743,896	799,137
5.000%, 08/01/48	495,698	533,602
5.000%, 10/01/48	1,052,553	1,114,317
Fannie Mae Pool 2.600%, 10/01/31	350,000	330,561
2.660%, 11/01/26	646,144	644,344
2.820%, 09/01/27	650,000	648,398
3.060%, 08/01/32	350,000	343,839
3.120%, 01/01/30	882,859	892,332
3.130%, 02/01/30	300,000	300,610
3.140%, 12/01/31	1,252,000	1,236,143
3.150%, 06/01/36	477,317	473,026
3.170%, 01/01/30	550,000	557,823
3.200%, 03/01/28	985,364	1,008,023
3.220%, 01/01/30	450,000	457,219
3.230%, 01/01/30	2,456,161	2,500,031
3.330%, 04/01/35	500,000	500,959
3.420%, 04/01/30	1,000,000	1,028,582
3.460%, 11/01/32	1,728,000	1,764,214
3.500%, 12/01/27	1,507,000	1,570,566

BHFTI-202

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae Pool
3.530%, 08/01/28	400,000	$417,988
3.530%, 05/01/33	500,000	514,116
3.570%, 07/01/26	1,000,000	1,048,371
3.600%, 01/01/27	490,033	514,933
3.660%, 03/01/27	745,199	790,702
3.660%, 10/01/28	496,909	523,754
3.670%, 09/01/28	1,000,000	1,055,996
3.740%, 07/01/30	700,000	743,507
3.800%, 09/01/33	931,665	978,002
3.840%, 08/01/28	600,000	641,227
3.890%, 12/01/28 (d)	577,751	619,555
3.940%, 01/01/29 (d)	548,625	590,900
3.960%, 08/01/30	1,491,000	1,613,352
3.990%, 02/01/28	535,514	575,946
4.000%, 09/01/48	471,411	486,623
4.500%, 05/01/48	592,567	625,288
4.500%, 11/01/48	3,070,483	3,224,324
Fannie Mae REMICS 4.000%, 04/25/42	264,503	278,745
5.000%, 04/25/37	50,456	54,703
5.000%, 07/25/39	250,000	291,176
5.000%, 05/25/40	65,000	76,236
6.000%, 01/25/34	199,242	224,837
Fannie Mae Trust 2003-W19 5.620%, 11/25/33	529,397	576,480
Fannie Mae-ACES (CMO) 2.903%, 01/25/28 (c)	1,000,000	997,482
2.960%, 09/25/27 (c)	1,000,000	1,003,736
Freddie Mac 30 Yr. Gold Pool 4.000%, 12/01/47	602,329	621,844
Freddie Mac Gold Pool 5.000%, 12/01/48	583,322	617,919
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 3.600%, 02/25/28	1,000,000	1,048,129
3.690%, 01/25/29	520,000	550,957
3.850%, 05/25/28 (c)	585,000	623,854
3.900%, 08/25/28 (c)	990,000	1,066,390
3.920%, 09/25/28 (c)	479,000	516,838
Freddie Mac REMICS 2.500%, 01/15/42	155,674	149,058
3.500%, 06/25/46	1,430,796	1,441,967
4.000%, 07/15/38	250,000	263,879
4.000%, 05/25/43	600,000	620,009
5.000%, 02/15/40	87,000	101,584
5.000%, 02/15/41	426,517	481,035
5.500%, 03/15/37	349,612	388,375
Ginnie Mae I 30 Yr. Pool 4.500%, 07/15/39	594,000	627,299
Ginnie Mae II 30 Yr. Pool 4.250%, 07/20/47	956,553	987,892
4.500%, 02/20/48	3,400,910	3,605,298
4.500%, 05/20/48	340,209	357,986
4.500%, 06/20/48	1,006,348	1,063,046
5.000%, 07/20/48	498,314	533,912

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
5.000%, 03/20/49	1,500,000	1,604,932
Ginnie Mae II Pool 4.250%, 10/20/48	1,620,270	1,675,386
4.500%, 12/20/48	598,451	628,914
5.000%, 12/20/48	1,494,614	1,602,503
Government National Mortgage Association (CMO) 2.500%, 05/20/43	228,774	206,407
5.500%, 02/20/37	182,281	201,169
5.500%, 04/16/37	136,000	151,833
5.500%, 11/16/39	200,000	242,320
6.000%, 04/17/34	101,020	112,674

		64,447,172

U.S. Treasury—5.5%
U.S. Treasury Bonds 2.250%, 08/15/46	1,000,000	893,828
2.500%, 02/15/45	5,250,000	4,964,531
2.750%, 11/15/42	5,000,000	4,985,742
2.875%, 05/15/43	1,000,000	1,017,461
3.125%, 05/15/48 (b)	215,000	228,513
3.750%, 08/15/41	1,500,000	1,758,691
3.750%, 11/15/43	5,232,000	6,146,578
4.375%, 11/15/39	2,500,000	3,182,520
U.S. Treasury Coupon Strips 2.372%, 05/15/40 (b)	2,500,000	1,388,946
2.499%, 05/15/32	3,000,000	2,131,672
2.510%, 02/15/20	14,690,000	14,386,793
2.765%, 08/15/20	10,000,000	9,681,086
2.781%, 08/15/26	10,500,000	8,802,859
2.812%, 02/15/22	10,000,000	9,365,633
U.S. Treasury Notes 1.125%, 07/31/21	4,975,000	4,847,710
1.375%, 01/31/20 (b)	3,765,000	3,733,086
1.375%, 01/31/21	375,000	368,745
1.750%, 05/15/23	20,302,000	19,918,958
2.000%, 02/28/21	5,500,000	5,469,707
2.000%, 11/15/26	3,000,000	2,928,984
2.250%, 02/15/27	3,000,000	2,979,024
2.875%, 05/15/28	4,790,000	4,980,290

		114,161,357

Total U.S. Treasury & Government Agencies (Cost $173,513,848)		178,608,529

Asset-Backed Securities—1.8%

Asset-Backed - Automobile—0.7%
American Automobile Receivables Trust 3.360%, 02/18/25	970,000	979,167
American Credit Acceptance Receivables Trust 3.540%, 03/13/23 (144A)	250,000	250,690
3.700%, 07/10/24 (144A)	333,000	334,502
Avis Budget Rental Car Funding AESOP LLC 4.000%, 03/20/25 (144A)	500,000	511,984

BHFTI-203

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
Carmax Auto Owner Trust 3.360%, 09/15/23	185,000	$188,143
Carnow Auto Receivables Trust 3.610%, 10/15/21 (144A) (d)	334,515	334,540
4.260%, 09/15/23 (144A) (d)	400,000	403,391
CPS Auto Receivables Trust 3.420%, 08/16/21 (144A)	312,670	312,988
Credit Acceptance Auto Loan Trust 2.150%, 04/15/24 (144A)	275,728	275,098
2.560%, 10/15/25 (144A)	355,552	355,000
3.330%, 02/15/28 (144A)	700,000	704,745
Drive Auto Receivables Trust 3.660%, 11/15/24	236,000	237,792
3.720%, 09/16/24	227,000	229,100
3.780%, 04/15/25	565,000	573,366
3.810%, 05/15/24	250,000	252,045
3.990%, 01/15/25	250,000	255,276
4.090%, 01/15/26	250,000	254,284
4.090%, 06/15/26	125,000	127,667
DT Auto Owner Trust 2019-1 3.610%, 11/15/24 (144A)	730,000	735,206
Exeter Automobile Receivables Trust 3.640%, 11/15/22 (144A)	78,000	78,650
3.950%, 12/15/22 (144A)	220,000	221,766
Flagship Credit Auto Trust 3.790%, 12/16/24 (144A)	203,000	205,700
4.080%, 02/18/25 (144A)	625,000	634,308
4.110%, 10/15/24 (144A)	500,000	512,351
Ford Credit Auto Owner Trust 3.240%, 04/15/23	305,000	308,632
Fort Credit LLC 6.197%, 1M LIBOR + 3.430%, 11/21/35 (144A) (c) (d)	790,000	794,625
GLS Auto Receivables Trust 3.250%, 04/18/22 (144A)	161,550	161,623
3.370%, 01/17/23 (144A)	302,510	302,874
Hertz Vehicle Financing II L.P. 2.960%, 10/25/21 (144A)	300,000	299,009
3.710%, 03/25/23 (144A)	570,000	577,139
Nissan Auto Lease Trust 3.250%, 09/15/21	220,000	221,713
Santander Drive Auto Receivables Trust 3.190%, 03/15/22	155,000	155,693
Sonoran Auto Receivables Trust 4.750%, 06/15/25	938,527	949,967
Swiss RE FIinance S.A. 5.000%, 04/02/49 (144A)	400,000	400,000
Tesla Auto Lease Trust 3.710%, 08/20/21 (144A)	549,141	555,408
Tricolor Auto Securitization Trust 3.960%, 10/15/21 (144A) (d)	388,038	388,874
United Auto Credit Securitization Trust 2.760%, 10/13/20 (144A)	1,094,239	1,093,224
3.780%, 05/10/23 (144A)	240,000	241,048
US Auto Funding LLC 5.500%, 07/15/23 (144A)	202,790	205,429

Asset-Backed - Automobile—(Continued)
Veros Automobile Receivables Trust 2.840%, 04/17/23 (144A)	202,453	202,129

		15,825,146

Asset-Backed - Credit Card—0.1%
Synchrony Card Issuance Trust 2.950%, 03/17/25	743,000	747,606
3.380%, 09/15/24	150,000	152,608
World Financial Network Credit Card Master Trust 3.140%, 12/15/25	375,000	378,372

		1,278,586

Asset-Backed - Other—1.0%
American Homes 4 Rent Trust 3.786%, 10/17/36 (144A)	189,729	195,041
4.691%, 10/17/52 (144A)	100,000	104,910
4.705%, 10/17/36 (144A)	100,000	104,376
Ascentium Equipment Receivables Trust 3.510%, 04/10/24 (144A)	290,000	293,756
B2R Mortgage Trust 2.567%, 06/15/49 (144A)	147,890	146,002
3.336%, 11/15/48 (144A)	127,501	127,279
Business Jet Securities LLC 4.335%, 02/15/33 (144A)	344,049	346,031
4.447%, 06/15/33 (144A)	433,647	439,010
5.437%, 06/15/33 (144A)	310,528	314,536
BXG Receivables Note Trust 2018-A 4.440%, 02/02/34 (144A)	735,573	746,113
CoreVest American Finance Trust 2.968%, 10/15/49 (144A)	686,230	680,366
Diamond Resorts Owner Trust 4.190%, 01/21/31 (144A)	270,954	274,743
Foundation Finance Trust 2019-1 3.860%, 11/15/34 (144A)	300,000	299,953
Freedom Financial Network LLC 3.610%, 07/18/24 (144A)	371,660	371,999
3.990%, 10/20/25 (144A)	744,950	747,133
Kabbage Funding LLC 3.825%, 03/15/24 (144A)	600,000	603,609
Lendmark Funding Trust 2.830%, 12/22/25 (144A)	433,000	429,279
3.380%, 05/20/26 (144A)	819,000	814,816
4.230%, 04/20/27 (144A)	709,000	726,958
4.480%, 04/20/27 (144A)	500,000	516,128
Mariner Finance Issuance Trust 3.620%, 02/20/29 (144A)	544,536	545,115
4.200%, 11/20/30 (144A)	1,000,000	1,017,362
Ocwen Master Advance Receivables Trust 3.942%, 08/15/50 (144A)	300,000	301,653
4.532%, 08/15/50 (144A)	235,000	236,278
Oportun Funding IX LLC 3.910%, 07/08/24 (144A)	340,000	342,370
Oportun Funding X LLC 4.100%, 10/08/24 (144A)	601,000	609,509

BHFTI-204

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Shares/ Principal Amount*	Value

Asset-Backed - Other—(Continued)
Progress Residential Trust 2.768%, 08/17/34 (144A)	219,296	$217,445
3.255%, 03/17/35 (144A)	100,000	100,080
3.395%, 12/17/34 (144A)	300,000	297,971
3.712%, 08/17/35 (144A)	500,000	508,096
4.040%, 08/17/35 (144A)	389,000	393,672
4.427%, 10/17/35 (144A)	349,000	353,149
4.466%, 08/17/35 (144A)	850,000	861,338
4.656%, 08/17/35 (144A)	258,000	262,271
Prosper Marketplace Issuance Trust 3.540%, 04/15/25 (144A)	743,285	744,529
Regional Management Issuance Trust 3.830%, 07/15/27 (144A)	1,165,000	1,162,877
Spirit Master Funding LLC 5.740%, 03/20/42 (144A)	692,567	724,660
Trafigura Securitisation Finance plc 3.730%, 03/15/22 (144A)	422,222	426,452
Tricon American Homes Trust 2.716%, 09/17/34 (144A)	205,000	202,176
Upgrade Receivables Trust 3.480%, 03/15/25 (144A)	1,100,000	1,101,581
3.760%, 11/15/24 (144A)	125,114	125,466
Verizon Owner Trust 1.920%, 12/20/21 (144A)	150,000	149,161
3.230%, 04/20/23	180,000	182,188
VOLT LXVII LLC 4.375%, 06/25/48 (144A) (e)	161,712	162,021
VOLT LXXII LLC 4.213%, 10/26/48 (144A) (e)	283,352	285,196
VOLT LXXIII LLC 4.458%, 10/25/48 (144A) (e)	491,731	494,989
VOLT LXXIV LLC 4.581%, 11/25/48 (144A) (e)	475,827	479,801
VOLT LXXV LLC 4.336%, 01/25/49 (144A) (e)	347,311	349,923

		20,919,367

Total Asset-Backed Securities (Cost $37,628,667)		38,023,099

Convertible Preferred Stocks—1.0%

Banks—0.8%
Wells Fargo & Co., Series L 7.500%	13,122	16,958,217

Machinery—0.2%
Stanley Black & Decker, Inc. 5.375%, 05/15/20 (b)	29,159	2,843,002

Total Convertible Preferred Stocks (Cost $19,101,104)		19,801,219

Mortgage-Backed Securities—0.4%
Security Description	Shares/ Principal Amount*	Value

Collateralized Mortgage Obligations—0.3%
Antler Mortgage Trust 4.335%, 07/25/22 (144A)	362,000	361,928
Seasoned Credit Risk Transfer Trust 3.500%, 03/25/58	1,445,679	1,469,480
3.500%, 07/25/58	721,550	727,645
Seasoned Loans Structured Transaction 3.500%, 06/25/28	1,859,172	1,898,861
3.500%, 11/25/28	1,938,199	1,980,283

		6,438,197

Commercial Mortgage-Backed Securities—0.1%
Arivo Funding, LLC 5.165%, 09/15/19 (d)	251,746	251,746
CSMC Trust 3.953%, 09/15/37 (144A)	210,000	216,638
GS Mortgage Securities Trust 2015-590M 3.805%, 10/10/35 (144A) (c)	440,000	440,247
One Lincon Street Commercial Mortgage 5.724%, 10/15/30 (144A) (c)	1,200,000	1,319,373

		2,228,004

Total Mortgage-Backed Securities (Cost $8,506,555)		8,666,201

Preferred Stock—0.1%

Household Products—0.1%
Henkel AG & Co. KGaA (Cost $1,386,571)	11,408	1,164,222

Short-Term Investments—10.5%

Repurchase Agreement—8.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $183,932,463; collateralized by U.S. Treasury Notes with rates ranging from 0.125% - 2.500%, due 01/15/22, and an aggregate market value of of $187,596,861.	183,914,071	183,914,071

U.S. Treasury—1.6%
U.S. Treasury Bills 2.372%, 04/25/19 (f) (g)	475,000	474,259
2.431%, 05/02/19 (b) (f) (h)	26,000,000	25,947,218
2.447%, 05/09/19 (f) (g)	6,800,000	6,783,016

		33,204,493

Total Short-Term Investments (Cost $217,116,331)		217,118,564

BHFTI-205

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (i)—3.0%

Security Description	Principal Amount*	Value

Certificates of Deposit—1.9%
Banco Del Estado De Chile New York 2.838%, 1M LIBOR + 0.350%, 05/20/19 (c)	1,000,000	$1,000,355
Bank of Montreal (Chicago) 2.813%, 1M LIBOR + 0.330%, 08/06/19 (c)	1,000,000	1,000,966
Barclays Bank plc 2.950%, 08/02/19	2,000,000	2,000,540
BNP Paribas S.A. New York 2.790%, 1M LIBOR + 0.300%, 06/04/19 (c)	1,000,000	1,000,370
Canadian Imperial Bank of Commerce 2.734%, 1M LIBOR + 0.250%, 10/15/19 (c)	2,000,000	2,001,640
2.752%, 1M LIBOR + 0.270%, 07/19/19 (c)	1,000,000	1,000,611
Commonwealth Bank of Australia 2.709%, 1M LIBOR + 0.210%, 09/13/19 (c)	1,500,000	1,500,000
2.901%, 3M LIBOR + 0.140%, 04/23/19 (c)	1,000,000	1,000,246
Credit Agricole S.A. 2.698%, 1M LIBOR + 0.210%, 12/20/19 (c)	1,000,000	1,000,052
Credit Industriel et Commercial Zero Coupon, 08/01/19	985,416	991,010
HSBC Bank USA, N.A. 2.738%, 3M LIBOR + 0.000%, 08/05/19 (c)	2,000,000	1,999,820
KBC Bank NV Zero Coupon, 04/23/19	1,986,293	1,997,160
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 05/08/19	1,986,147	1,994,420
Zero Coupon, 06/21/19	496,662	497,061
Mizuho Bank, Ltd., New York
2.789%, 1M LIBOR + 0.300%, 05/01/19 (c)	1,000,000	1,000,197
2.908%, 04/03/19	1,001,593	999,913
Nationwide Building Society Zero Coupon, 06/24/19	1,981,517	1,987,378
Nordea Bank New York 2.750%, 06/17/19	1,000,000	1,000,378
Shizuoka Bank, Ltd. 2.600%, 05/07/19	1,000,000	1,000,045
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (c)	2,000,000	2,000,132
Sumitomo Mitsui Banking Corp.
2.683%, 1M LIBOR + 0.190%, 04/11/19 (c)	2,000,000	2,000,076
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 05/20/19	1,981,134	1,992,760
Svenska Handelsbanken AB 2.851%, 3M LIBOR + 0.100%, 04/30/19 (c)	1,000,000	1,000,270
2.940%, 1M LIBOR + 0.450%, 04/03/19 (c)	2,000,000	2,000,110
U.S. Bank N.A. 2.746%, 1M LIBOR + 0.260%, 07/23/19 (c)	2,000,000	2,000,820
Wells Fargo Bank N.A. 2.939%, 3M LIBOR + 0.140%, 07/11/19 (c)	4,000,000	3,999,686

		39,966,016

Commercial Paper—0.6%
Alpine Securities Ltd. 2.669%, 1M LIBOR + 0.180%, 04/03/19 (c)	1,000,000	1,000,013

Commercial Paper—(Continued)
Bank of China, Ltd. 2.890%, 04/17/19	1,985,550	1,997,158
China Construction Bank Corp. 2.860%, 04/18/19	1,985,700	1,997,162
HSBC Bank plc 2.819%, 1M LIBOR + 0.320%, 07/30/19 (c)	1,000,000	1,000,000
ING Funding LLC 2.778%, 3M LIBOR + 0.040%, 11/04/19 (c)	1,000,000	1,000,139
2.807%, 3M LIBOR + 0.110%, 05/10/19 (c)	2,000,000	2,000,494
LMA S.A. & LMA Americas, Corp. 2.750%, 08/05/19	1,972,194	1,981,004
Matchpoint Finance plc 2.890%, 05/08/19	985,470	997,059
Toronto-Dominion Bank 2.832%, 1M LIBOR + 0.350%, 11/05/19 (c)	1,000,000	1,001,396

		12,974,425

Repurchase Agreements—0.5%
Barclays Capital, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $1,553,590; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 01/15/22 - 11/15/46, and an aggregate market value of $1,584,326.	1,553,260	1,553,260
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $3,023,578; collateralized by various Common Stock with an aggregate market value of $3,300,828.	3,000,000	3,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $501,361; collateralized by various Common Stock with an aggregate market value of $550,000.	500,000	500,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $100,020; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $102,000.	100,000	100,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $100,023; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $102,000.	100,000	100,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $100,021; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $102,000.	100,000	100,000

BHFTI-206

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (i)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $2,101,447; collateralized by various Common Stock with an aggregate market value of $2,200,001.	2,000,000	$2,000,000
Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $1,914,635; collateralized by various Common Stock with an aggregate market value of $2,090,000.	1,900,000	1,900,000
NBC Global Finance, Ltd. Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $201,585; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $214,271.	200,000	200,000
Societe Generale Repurchase Agreement dated 03/16/18 at 2.510%, due on 04/01/19 with a maturity value of $615,939; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $667,321.	600,000	600,000
Repurchase Agreement dated 03/21/18 at 2.510%, due on 04/01/19 with a maturity value of $307,865; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $333,661.	300,000	300,000

		10,353,260

Total Securities Lending Reinvestments (Cost $63,284,198)		63,293,701

Total Investments—96.6% (Cost $1,930,025,506)		2,004,299,542
Other assets and liabilities (net)—3.4%		70,481,908

Net Assets—100.0%		$2,074,781,450

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $62,436,455 and the collateral received consisted of cash in the amount of $63,200,936 and non-cash collateral with a value of $513,162. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2019, the market value of restricted securities was $3,985,452, which is 0.2% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	The rate shown represents current yield to maturity.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2019, the market value of securities pledged was $5,530,598.
(h)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2019, the market value of securities pledged was $21,602,057.
(i)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2019, the market value of 144A securities was $100,475,112, which is 4.8% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Arivo Funding, LLC, 5.165%, 09/15/19	09/21/18-03/15/19	$251,746	$251,746	$251,746
British Airways Pass-Through Trust, 4.125%, 09/20/31	02/05/19	592,751	591,916	601,821
Carnow Auto Receivables Trust, 3.610%, 10/15/21	11/14/18	334,515	334,500	334,540
Carnow Auto Receivables Trust, 4.260%, 09/15/23	11/14/18	400,000	399,959	403,391
Fannie Mae Pool, 3.890%, 12/01/28	11/20/18	577,751	580,639	619,555
Fannie Mae Pool, 3.940%, 01/01/29	11/21/18	548,625	553,768	590,900
Fort Credit LLC, 6.197%, 11/21/35	11/28/18	790,000	790,000	794,625
Tricolor Auto Securitization Trust, 3.960%, 10/15/21	11/15/18	388,038	388,022	388,874

				$3,985,452

BHFTI-207

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	205,240,000	SSBT	05/07/19	USD	1,848,969	$8,492

Contracts to Deliver
CHF	9,555,246	SSBT	04/29/19	USD	9,809,182	188,460
EUR	124,322,724	SSBT	04/29/19	USD	142,695,758	2,917,797
EUR	1,894,354	SSBT	04/29/19	USD	2,162,801	32,950
EUR	1,239,985	TDB	04/29/19	USD	1,425,968	31,834
EUR	778,105	TDB	04/29/19	USD	885,387	10,551
GBP	6,118,377	SSBT	04/29/19	USD	7,759,144	(220,588)
JPY	4,211,954,294	ANZ	05/07/19	USD	38,407,637	288,645
SGD	6,882,187	SSBT	04/29/19	USD	5,057,667	(23,137)

Net Unrealized Appreciation						$3,235,004

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/17/19	431	AUD	59,717,869	$787,003
Brent Crude Oil Futures	07/31/19	125	USD	8,340,000	665,034
Coffee ‘C’ Futures	09/18/19	60	USD	2,244,375	(41,806)
Copper Futures	09/26/19	107	USD	7,883,225	100,033
Corn Futures	09/13/19	290	USD	5,437,500	(115,968)
Cotton No. 2 Futures	12/06/19	37	USD	1,395,640	22,104
Euro STOXX 50 Index Futures	06/21/19	123	EUR	4,024,560	49,493
FTSE 100 Index Futures	06/21/19	35	GBP	2,524,025	50,674
Gold 100 oz. Futures	08/28/19	92	USD	12,001,400	(57,280)
LME Nickel Futures	05/15/19	39	USD	3,030,534	489,761
LME Nickel Futures	07/17/19	39	USD	3,043,872	303,263
LME Nickel Futures	09/18/19	39	USD	3,056,508	18,251
LME Primary Aluminums	07/17/19	91	USD	4,365,725	50,050
LME Primary Aluminums	09/18/19	91	USD	4,407,244	135,363
LME Zinc Futures	05/15/19	51	USD	3,766,031	541,333
LME Zinc Futures	07/17/19	51	USD	3,718,538	567,540
LME Zinc Futures	09/18/19	51	USD	3,677,738	234,127
Lean Hogs Futures	08/14/19	30	USD	1,116,600	116,612
Lean Hogs Futures	10/14/19	40	USD	1,294,800	187,732
Live Cattle Futures	08/30/19	86	USD	3,979,220	29,846
Low Sulphur Gas Oil Futures	05/10/19	47	USD	2,854,075	162,088
Natural Gas Futures	08/28/19	275	USD	7,680,750	(310,750)
New York Harbor ULSD Futures	08/30/19	28	USD	2,350,118	(17,950)
RBOB Gasoline Futures	08/30/19	39	USD	2,963,797	67,218
S&P 500 Index E-Mini Futures	06/21/19	1,935	USD	274,557,150	3,572,454
SPI 200 Index Futures	06/20/19	39	AUD	6,016,725	(8,356)
Silver Futures	09/26/19	47	USD	3,594,325	(72,268)
Soybean Futures	11/14/19	122	USD	5,605,900	(82,472)
Soybean Meal Futures	12/13/19	100	USD	3,168,000	32,705
Soybean Oil Futures	12/13/19	170	USD	3,006,960	(158,361)
Sugar No. 11 Futures	09/30/19	205	USD	2,973,320	10,863
TOPIX Index Futures	06/13/19	19	JPY	302,480,000	(23,182)
U.S. Treasury Long Bond Futures	06/19/19	37	USD	5,537,281	156,574
U.S. Treasury Note 10 Year Futures	06/19/19	1,428	USD	177,384,375	2,135,067
U.S. Treasury Note 2 Year Futures	06/28/19	109	USD	23,227,219	93,687
U.S. Treasury Ultra Long Bond Futures	06/19/19	60	USD	10,080,000	331,448

BHFTI-208

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
WTI Light Sweet Crude Oil Futures	08/19/19	75	USD	4,539,750	$138,624
WTI Light Sweet Crude Oil Futures	10/21/19	73	USD	4,407,010	108,829
Wheat Futures	09/13/19	110	USD	2,590,500	10,676
Wheat Futures	09/13/19	47	USD	1,054,563	(34,214)

Futures Contracts—Short
Canada Government Bond 10 Year Futures	06/19/19	(397)	CAD	(55,198,880)	(394,196)
Euro STOXX 50 Index Futures	06/21/19	(1,143)	EUR	(37,398,960)	(621,910)
Euro-Bund Futures	06/06/19	(215)	EUR	(35,763,100)	(880,655)
LME Nickel Futures	05/15/19	(39)	USD	(3,030,534)	(303,265)
LME Nickel Futures	07/17/19	(39)	USD	(3,043,872)	(18,955)
LME Primary Aluminums	07/17/19	(91)	USD	(4,365,725)	(138,775)
LME Zinc Futures	05/15/19	(51)	USD	(3,766,031)	(592,710)
LME Zinc Futures	07/17/19	(51)	USD	(3,718,538)	(247,504)
MSCI EAFE Index Mini Futures	06/21/19	(995)	USD	(92,853,400)	(537,890)
MSCI Emerging Markets Index Mini Futures	06/21/19	(725)	USD	(38,330,750)	20,249
Russell 2000 Index E-Mini Futures	06/21/19	(142)	USD	(10,960,980)	(11,293)
U.S. Treasury Note 10 Year Futures	06/19/19	(156)	USD	(19,378,125)	(303,054)
U.S. Treasury Note 5 Year Futures	06/28/19	(68)	USD	(7,876,313)	(27,826)
U.S. Treasury Note Ultra 10 Year Futures	06/19/19	(90)	USD	(11,950,313)	(243,514)
United Kingdom Long Gilt Bond Futures	06/26/19	(246)	GBP	(31,825,020)	(720,669)

Net Unrealized Appreciation					$5,223,878

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Received	Unrealized Appreciation
Pay	3M LIBOR	Quarterly	2.650%	Semi-Annually	02/12/29	USD	168,600,000	$3,320,240	$(103,437)	$3,423,677
Pay	3M LIBOR	Quarterly	2.700%	Semi-Annually	01/09/29	USD	181,500,000	4,750,200	(194,599)	4,944,799
Pay	3M LIBOR	Quarterly	2.938%	Semi-Annually	12/14/28	USD	181,600,000	8,550,981	(3,618)	8,554,599
Pay	3M LIBOR	Quarterly	3.271%	Semi-Annually	10/25/28	USD	65,000,000	4,904,581	—	4,904,581

Totals								$21,526,002	$(301,654)	$21,827,656

Glossary of Abbreviations

Counterparties

(ANZ)—	Australia & New Zealand Banking Corp.
(SSBT)—	State Street Bank and Trust
(TDB)—	Toronto Dominion Bank

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(SGD)—	Singapore Dollar
(USD)—	United States Dollar

Index Abbreviations

(ICE)—	Intercontinental Exchange, Inc.
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt
(CMO)—	Collateralized Mortgage Obligation
(GDR)—	Global Depositary Receipt

BHFTI-209

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$5,358,286	$4,703,870	$—	$10,062,156
Air Freight & Logistics	—	1,863,952	—	1,863,952
Airlines	2,840,413	3,672,157	—	6,512,570
Auto Components	597,094	4,713,154	—	5,310,248
Automobiles	2,248,327	16,082,538	—	18,330,865
Banks	34,342,211	40,385,347	—	74,727,558
Beverages	8,893,526	8,810,532	—	17,704,058
Biotechnology	5,650,223	785,600	—	6,435,823
Building Products	1,609,387	1,844,363	—	3,453,750
Capital Markets	9,594,786	11,967,840	—	21,562,626
Chemicals	3,235,643	8,639,509	—	11,875,152
Commercial Services & Supplies	2,272,790	665,046	—	2,937,836
Communications Equipment	2,198,521	432,071	—	2,630,592
Construction & Engineering	—	5,354,872	—	5,354,872
Construction Materials	2,300,944	2,210,122	—	4,511,066
Consumer Finance	3,056,953	—	—	3,056,953
Containers & Packaging	3,842,447	—	—	3,842,447
Distributors	250,163	—	—	250,163
Diversified Consumer Services	63,680	—	—	63,680
Diversified Financial Services	2,473,713	3,892,341	—	6,366,054
Diversified Telecommunication Services	2,780,599	7,603,742	—	10,384,341
Electric Utilities	7,636,996	11,980,964	—	19,617,960
Electrical Equipment	1,172,954	4,560,567	—	5,733,521
Electronic Equipment, Instruments & Components	2,055,725	5,020,560	—	7,076,285
Entertainment	5,400,098	2,309,537	—	7,709,635
Equity Real Estate Investment Trusts	8,257,499	2,520,484	—	10,777,983
Food & Staples Retailing	2,432,207	8,870,844	—	11,303,051
Food Products	2,068,477	11,925,773	—	13,994,250
Gas Utilities	—	413,960	—	413,960
Health Care Equipment & Supplies	6,804,889	777,419	—	7,582,308
Health Care Providers & Services	8,006,413	813,804	—	8,820,217
Health Care Technology	1,134,107	—	—	1,134,107
Hotels, Restaurants & Leisure	3,686,261	5,346,008	—	9,032,269
Household Durables	396,156	9,505,466	—	9,901,622
Household Products	1,914,841	553,790	—	2,468,631
Independent Power and Renewable Electricity Producers	—	338,900	—	338,900
Industrial Conglomerates	2,654,820	5,159,913	—	7,814,733
Insurance	8,879,834	38,444,966	—	47,324,800
Interactive Media & Services	12,224,059	7,808,999	—	20,033,058
Internet & Direct Marketing Retail	18,885,506	—	—	18,885,506
IT Services	16,453,319	10,946,658	—	27,399,977

BHFTI-210

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Life Sciences Tools & Services	$1,810,956	$—	$—	$1,810,956
Machinery	7,982,610	5,781,467	—	13,764,077
Media	6,660,285	3,112,643	—	9,772,928
Metals & Mining	276,207	20,717,940	—	20,994,147
Multi-Utilities	821,260	5,226,143	—	6,047,403
Multiline Retail	3,019,814	3,088,406	—	6,108,220
Oil, Gas & Consumable Fuels	15,680,572	26,631,297	—	42,311,869
Paper & Forest Products	—	615,809	—	615,809
Personal Products	739,419	6,312,794	—	7,052,213
Pharmaceuticals	13,749,620	36,819,459	—	50,569,079
Professional Services	—	2,946,554	—	2,946,554
Real Estate Management & Development	1,173,597	4,825,448	—	5,999,045
Road & Rail	4,073,607	5,461,033	—	9,534,640
Semiconductors & Semiconductor Equipment	16,390,047	6,252,671	—	22,642,718
Software	21,378,149	4,819,407	—	26,197,556
Specialty Retail	13,177,984	3,173,437	—	16,351,421
Technology Hardware, Storage & Peripherals	14,440,757	3,090,980	—	17,531,737
Textiles, Apparel & Luxury Goods	1,573,025	7,794,343	—	9,367,368
Thrifts & Mortgage Finance	—	5,113,199	—	5,113,199
Tobacco	2,282,125	7,521,850	—	9,803,975
Trading Companies & Distributors	580,447	10,638,328	—	11,218,775
Wireless Telecommunication Services	489,919	4,193,463	—	4,683,382
Total Common Stocks	329,974,267	425,062,339	—	755,036,606
Total Convertible Bonds*	—	377,233,244	—	377,233,244
Total Corporate Bonds & Notes*	—	345,354,157	—	345,354,157
Total U.S. Treasury & Government Agencies*	—	178,608,529	—	178,608,529
Total Asset-Backed Securities*	—	38,023,099	—	38,023,099
Total Convertible Preferred Stocks*	19,801,219	—	—	19,801,219
Total Mortgage-Backed Securities*	—	8,666,201	—	8,666,201
Total Preferred Stock*	—	1,164,222	—	1,164,222
Total Short-Term Investments*	—	217,118,564	—	217,118,564
Total Securities Lending Reinvestments*	—	63,293,701	—	63,293,701
Total Investments	$349,775,486	$1,654,524,056	$—	$2,004,299,542

Collateral for Securities Loaned (Liability)	$—	$(63,200,936)	$—	$(63,200,936)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$3,478,729	$—	$3,478,729
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(243,725)	—	(243,725)
Total Forward Contracts	$—	$3,235,004	$—	$3,235,004
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$11,188,701	$—	$—	$11,188,701
Futures Contracts (Unrealized Depreciation)	(5,964,823)	—	—	(5,964,823)
Total Futures Contracts	$5,223,878	$—	$—	$5,223,878
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$21,827,656	$—	$21,827,656

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-211

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—96.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
Moog, Inc. - Class A	23,200	$2,017,240

Air Freight & Logistics—0.3%
Echo Global Logistics, Inc. (a)	48,300	1,196,874

Auto Components—0.8%
Cooper-Standard Holdings, Inc. (a)	2,100	98,616
Stoneridge, Inc. (a)	41,700	1,203,462
Tenneco, Inc. - Class A	84,500	1,872,520
Tower International, Inc.	18,100	380,643

		3,555,241

Banks—15.7%
1st Source Corp.	29,191	1,310,968
American National Bankshares, Inc.	1,700	59,364
BancFirst Corp.	34,000	1,773,100
BancorpSouth Bank (b)	21,000	592,620
Banner Corp.	41,100	2,226,387
Bryn Mawr Bank Corp.	8,400	303,492
Cadence BanCorp	4,400	81,620
Cathay General Bancorp (b)	55,800	1,892,178
Central Pacific Financial Corp.	121,101	3,492,553
Central Valley Community Bancorp	6,500	127,075
Century Bancorp, Inc. - Class A	1,100	80,300
Citizens & Northern Corp.	5,200	130,208
City Holding Co. (b)	39,109	2,979,715
Columbia Banking System, Inc.	39,200	1,281,448
Community Bank System, Inc. (b)	36,700	2,193,559
Community Trust Bancorp, Inc.	33,016	1,355,637
East West Bancorp, Inc.	3,128	150,050
Enterprise Financial Services Corp.	57,200	2,332,044
Financial Institutions, Inc.	18,799	510,957
First Bancorp	8,200	285,032
First BanCorp	327,400	3,752,004
First Citizens BancShares, Inc. - Class A	2,300	936,560
First Commonwealth Financial Corp.	328,400	4,137,840
First Community Bancshares, Inc.	16,300	540,182
First Financial Corp.	5,600	235,200
First Hawaiian, Inc.	25,600	666,880
First Interstate BancSystem, Inc. - Class A	25,522	1,016,286
Flushing Financial Corp.	39,500	866,235
Glacier Bancorp, Inc.	57,300	2,296,011
Great Southern Bancorp, Inc.	10,000	519,000
Great Western Bancorp, Inc.	26,400	833,976
Hancock Whitney Corp.	7,000	282,800
Hope Bancorp, Inc.	173,429	2,268,451
Independent Bank Corp.	14,800	318,200
Investors Bancorp, Inc.	263,200	3,118,920
Lakeland Financial Corp.	11,300	510,986
Mercantile Bank Corp.	5,100	166,872
OFG Bancorp	68,645	1,358,485
Preferred Bank	4,800	215,856
Republic Bancorp, Inc. - Class A	5,300	237,016
S&T Bancorp, Inc. (b)	5,900	233,227
South State Corp.	44,600	3,047,964
Stock Yards Bancorp, Inc.	5,100	172,431

Banks—(Continued)
Tompkins Financial Corp.	5,959	453,301
TriState Capital Holdings, Inc. (a)	6,900	140,967
Trustmark Corp. (b)	161,600	5,434,608
UMB Financial Corp. (b)	60,200	3,855,208
Umpqua Holdings Corp.	159,561	2,632,756
Union Bankshares Corp.	28,000	905,240
United Bankshares, Inc. (b)	79,100	2,866,584
Washington Trust Bancorp, Inc.	10,300	495,945
Webster Financial Corp.	30,200	1,530,234
West Bancorp, Inc.	3,470	71,760
Westamerica Bancorp (b)	84,900	5,246,820

		74,523,112

Biotechnology—1.3%
Acorda Therapeutics, Inc. (a) (b)	9,000	119,610
Arcus Biosciences, Inc. (a)	89,439	1,117,093
Enanta Pharmaceuticals, Inc. (a) (b)	9,400	897,888
Epizyme, Inc. (a)	80,900	1,002,351
Fate Therapeutics, Inc. (a)	47,100	827,547
Five Prime Therapeutics, Inc. (a) (b)	43,500	582,900
Iovance Biotherapeutics, Inc. (a) (b)	77,900	740,829
Tocagen, Inc. (a) (b)	83,100	903,297

		6,191,515

Building Products—0.3%
Armstrong Flooring, Inc. (a)	38,300	520,880
Masonite International Corp. (a)	16,300	813,207

		1,334,087

Capital Markets—0.9%
Associated Capital Group, Inc. - Class A	3,000	118,680
BrightSphere Investment Group plc	15,900	215,604
Donnelley Financial Solutions, Inc. (a)	48,800	726,144
Oppenheimer Holdings, Inc. - Class A	4,009	104,314
Stifel Financial Corp.	57,800	3,049,528

		4,214,270

Chemicals—0.8%
FutureFuel Corp.	45,500	609,700
Minerals Technologies, Inc.	15,900	934,761
Trinseo S.A.	49,900	2,260,470

		3,804,931

Commercial Services & Supplies—1.7%
ABM Industries, Inc. (b)	75,300	2,737,155
ACCO Brands Corp.	367,000	3,141,520
Ennis, Inc.	22,500	467,100
Quad/Graphics, Inc.	73,607	875,923
VSE Corp.	30,100	950,558

		8,172,256

Communications Equipment—1.0%
Ciena Corp. (a)	15,300	571,302
Comtech Telecommunications Corp.	9,600	222,912

BHFTI-212

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Communications Equipment—(Continued)
Infinera Corp. (a) (b)	256,700	$1,114,078
NETGEAR, Inc. (a) (b)	15,900	526,608
NetScout Systems, Inc. (a)	83,000	2,329,810

		4,764,710

Construction & Engineering—1.9%
EMCOR Group, Inc. (b)	66,600	4,867,128
KBR, Inc.	64,100	1,223,669
MYR Group, Inc. (a)	46,800	1,620,684
Sterling Construction Co., Inc. (a)	27,600	345,552
Tutor Perini Corp. (a) (b)	58,800	1,006,656

		9,063,689

Consumer Finance—0.3%
Nelnet, Inc. - Class A	24,500	1,349,215

Containers & Packaging—0.1%
Graphic Packaging Holding Co.	17,700	223,551
Myers Industries, Inc.	14,800	253,228

		476,779

Distributors—0.5%
Core-Mark Holding Co., Inc.	58,300	2,164,679
Weyco Group, Inc.	1,800	55,728

		2,220,407

Diversified Consumer Services—1.0%
Houghton Mifflin Harcourt Co. (a)	148,500	1,079,595
K12, Inc. (a)	105,600	3,604,128

		4,683,723

Diversified Financial Services—0.0%
Marlin Business Services Corp.	8,774	188,641

Diversified Telecommunication Services—0.4%
Consolidated Communications Holdings, Inc. (b)	154,000	1,680,140

Electric Utilities—1.9%
El Paso Electric Co.	69,505	4,088,284
IDACORP, Inc.	4,200	418,068
Portland General Electric Co.	83,300	4,318,272
Spark Energy, Inc. - Class A (b)	25,300	225,423

		9,050,047

Electrical Equipment—0.2%
Bloom Energy Corp. - Class A (a)	3,800	49,096
Powell Industries, Inc.	32,300	857,565

		906,661

Electronic Equipment, Instruments & Components—3.4%
Bel Fuse, Inc. - Class B	51,000	1,289,280
Benchmark Electronics, Inc.	117,500	3,084,375
Fabrinet (a)	30,700	1,607,452
Insight Enterprises, Inc. (a)	36,300	1,998,678

Electronic Equipment, Instruments & Components—(Continued)
OSI Systems, Inc. (a)	19,700	1,725,720
Tech Data Corp. (a) (b)	61,100	6,257,251

		15,962,756

Energy Equipment & Services—1.9%
Dawson Geophysical Co. (a)	59,800	175,214
Dril-Quip, Inc. (a)	71,100	3,259,935
FTS International, Inc. (a)	117,000	1,170,000
Matrix Service Co. (a)	105,900	2,073,522
Natural Gas Services Group, Inc. (a)	500	8,655
Nine Energy Service, Inc. (a)	1,023	23,171
SEACOR Holdings, Inc. (a)	46,900	1,982,932
Unit Corp. (a)	31,900	454,256

		9,147,685

Entertainment—0.3%
AMC Entertainment Holdings, Inc. - Class A (b)	89,200	1,324,620

Equity Real Estate Investment Trusts—10.9%
Alexander & Baldwin, Inc.	53,789	1,368,392
American Assets Trust, Inc.	91,100	4,177,846
Armada Hoffler Properties, Inc.	14,900	232,291
Ashford Hospitality Trust, Inc.	241,095	1,145,201
Braemar Hotels & Resorts, Inc.	79,500	970,695
Cedar Realty Trust, Inc.	74,000	251,600
City Office REIT, Inc.	13,000	147,030
CoreCivic, Inc.	21,100	410,395
CorEnergy Infrastructure Trust, Inc.	21,209	779,431
CoreSite Realty Corp.	22,400	2,397,248
Cousins Properties, Inc.	361,900	3,495,954
DiamondRock Hospitality Co.	295,300	3,198,099
Easterly Government Properties, Inc.	73,300	1,320,133
First Industrial Realty Trust, Inc.	13,100	463,216
Franklin Street Properties Corp.	89,300	642,067
Geo Group, Inc. (The)	254,500	4,886,400
Getty Realty Corp.	39,329	1,259,708
Gladstone Commercial Corp.	19,700	409,169
Hersha Hospitality Trust	17,100	293,094
Highwoods Properties, Inc.	8,000	374,240
Hospitality Properties Trust	42,900	1,128,699
Industrial Logistics Properties Trust	9,849	198,654
InfraREIT, Inc.	21,200	444,564
Kite Realty Group Trust	32,700	522,873
Mack-Cali Realty Corp. (b)	114,200	2,535,240
Pebblebrook Hotel Trust	154,754	4,806,659
Piedmont Office Realty Trust, Inc. - Class A	61,900	1,290,615
PotlatchDeltic Corp.	93,300	3,525,807
PS Business Parks, Inc.	11,500	1,803,545
RLJ Lodging Trust	22,857	401,598
Saul Centers, Inc.	3,200	164,384
STAG Industrial, Inc.	18,900	560,385
Sunstone Hotel Investors, Inc.	246,273	3,546,331
Urstadt Biddle Properties, Inc. - Class A	20,900	431,376
Washington Prime Group, Inc. (b)	176,147	995,231
Washington Real Estate Investment Trust	2,500	70,950
Xenia Hotels & Resorts, Inc.	53,300	1,167,803

		51,816,923

BHFTI-213

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—0.4%
Rite Aid Corp. (a) (b)	2,693,400	$1,710,309

Food Products—0.5%
Darling Ingredients, Inc. (a)	38,600	835,690
Dean Foods Co. (b)	15,800	47,874
Sanderson Farms, Inc.	10,000	1,318,400

		2,201,964

Gas Utilities—2.1%
Northwest Natural Holding Co.	60,300	3,957,489
ONE Gas, Inc.	8,800	783,464
Southwest Gas Holdings, Inc.	40,600	3,339,756
Spire, Inc.	24,439	2,011,085

		10,091,794

Health Care Equipment & Supplies—0.2%
AngioDynamics, Inc. (a)	40,100	916,686
FONAR Corp. (a)	10,700	219,029

		1,135,715

Health Care Providers & Services—1.8%
American Renal Associates Holdings, Inc. (a)	90,900	558,126
Community Health Systems, Inc. (a) (b)	81,305	303,268
Cross Country Healthcare, Inc. (a) (b)	62,300	437,969
Magellan Health, Inc. (a)	14,600	962,432
Owens & Minor, Inc. (b)	38,100	156,210
Patterson Cos., Inc. (b)	122,100	2,667,885
Triple-S Management Corp. - Class B (a)	155,100	3,539,382

		8,625,272

Health Care Technology—0.2%
Allscripts Healthcare Solutions, Inc. (a) (b)	114,500	1,092,330
NantHealth, Inc. (a) (b)	54,734	50,355

		1,142,685

Hotels, Restaurants & Leisure—1.7%
Boyd Gaming Corp.	23,400	640,224
Brinker International, Inc. (b)	108,800	4,828,544
Penn National Gaming, Inc. (a)	103,838	2,087,144
Red Lion Hotels Corp. (a)	51,500	416,120

		7,972,032

Household Durables—2.3%
Hamilton Beach Brands Holding Co. - Class A	6,000	128,760
Helen of Troy, Ltd. (a) (b)	7,500	869,700
KB Home (b)	233,900	5,653,363
Sonos, Inc. (a)	207,600	2,136,204
Taylor Morrison Home Corp. - Class A (a)	35,700	633,675
TRI Pointe Group, Inc. (a) (b)	131,300	1,659,632

		11,081,334

Independent Power and Renewable Electricity Producers—1.1%
Atlantic Power Corp. (a)	531,900	1,340,388
Clearway Energy, Inc. - Class A	110,300	1,603,762

Independent Power and Renewable Electricity Producers—(Continued)
Clearway Energy, Inc. - Class C	144,100	2,177,351

		5,121,501

Insurance—3.5%
Ambac Financial Group, Inc. (a)	56,200	1,018,344
American Equity Investment Life Holding Co.	94,800	2,561,496
AMERISAFE, Inc.	6,594	391,684
Argo Group International Holdings, Ltd.	20,219	1,428,675
CNO Financial Group, Inc.	220,600	3,569,308
Global Indemnity, Ltd.	3,100	94,178
Hallmark Financial Services, Inc. (a)	19,721	205,098
Heritage Insurance Holdings, Inc.	134,300	1,960,780
Horace Mann Educators Corp.	6,011	211,647
MBIA, Inc. (a) (b)	277,500	2,641,800
Primerica, Inc.	3,100	378,665
ProAssurance Corp.	24,300	841,023
Third Point Reinsurance, Ltd. (a)	106,100	1,101,318

		16,404,016

Interactive Media & Services—0.2%
Liberty TripAdvisor Holdings, Inc. - Class A (a)	65,200	925,188

Internet & Direct Marketing Retail—0.7%
Liberty Expedia Holdings, Inc. - Class A (a)	78,200	3,346,960

IT Services—0.7%
CACI International, Inc. - Class A (a)	2,700	491,454
Perficient, Inc. (a)	58,300	1,596,837
Perspecta, Inc.	44,400	897,768
Unisys Corp. (a)	48,700	568,329

		3,554,388

Machinery—1.6%
AGCO Corp.	25,700	1,787,435
Douglas Dynamics, Inc.	40,542	1,543,434
EnPro Industries, Inc.	5,600	360,920
Graham Corp.	6,900	135,447
Harsco Corp. (a)	27,800	560,448
Hurco Cos., Inc.	12,182	491,300
LB Foster Co. - Class A (a)	9,000	169,380
Wabash National Corp.	189,600	2,569,080

		7,617,444

Marine—0.1%
Costamare, Inc.	100,500	522,600

Media—1.6%
Gannett Co., Inc.	101,600	1,070,864
Hemisphere Media Group, Inc. (a)	76,700	1,081,470
New Media Investment Group, Inc. (b)	73,400	770,700
Sinclair Broadcast Group, Inc. - Class A	64,900	2,497,352
Tribune Publishing Co. (a)	62,900	741,591
WideOpenWest, Inc. (a)	132,400	1,204,840

		7,366,817

BHFTI-214

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—1.1%
SunCoke Energy, Inc. (a)	3,200	$27,168
Warrior Met Coal, Inc. (b)	88,600	2,693,440
Worthington Industries, Inc.	63,000	2,351,160

		5,071,768

Mortgage Real Estate Investment Trusts—2.1%
AG Mortgage Investment Trust, Inc.	14,800	249,232
ARMOUR Residential REIT, Inc.	71,900	1,404,207
Capstead Mortgage Corp.	184,958	1,588,789
Cherry Hill Mortgage Investment Corp.	67,500	1,162,350
Dynex Capital, Inc.	44,900	273,441
Invesco Mortgage Capital, Inc.	161,900	2,558,020
Two Harbors Investment Corp.	184,645	2,498,247

		9,734,286

Multi-Utilities—1.1%
Avista Corp.	66,900	2,717,478
Black Hills Corp.	31,600	2,340,612
Unitil Corp.	5,800	314,186

		5,372,276

Oil, Gas & Consumable Fuels—3.9%
Arch Coal, Inc. - Class A (b)	48,800	4,453,976
CVR Energy, Inc.	35,400	1,458,480
Denbury Resources, Inc. (a) (b)	430,000	881,500
EP Energy Corp. - Class A (a) (b)	66,151	17,199
Gulfport Energy Corp. (a)	292,100	2,342,642
Midstates Petroleum Co., Inc. (a)	118,600	1,158,722
NACCO Industries, Inc. - Class A	10,600	405,132
Peabody Energy Corp.	64,000	1,813,120
Renewable Energy Group, Inc. (a) (b)	79,400	1,743,624
REX American Resources Corp. (a)	26,600	2,144,226
W&T Offshore, Inc. (a)	280,900	1,938,210

		18,356,831

Paper & Forest Products—1.5%
Boise Cascade Co.	28,100	751,956
Domtar Corp.	23,000	1,141,950
Louisiana-Pacific Corp.	56,400	1,375,032
Schweitzer-Mauduit International, Inc.	61,000	2,361,920
Verso Corp. - Class A (a)	69,500	1,488,690

		7,119,548

Personal Products—0.8%
Edgewell Personal Care Co. (a) (b)	83,200	3,651,648

Pharmaceuticals—1.5%
Endo International plc (a)	162,400	1,304,072
Intra-Cellular Therapies, Inc. (a)	35,800	436,044
Lannett Co., Inc. (a) (b)	104,500	822,415
Mallinckrodt plc (a)	65,400	1,421,796
Medicines Co. (The) (a) (b)	57,100	1,595,945
Prestige Consumer Healthcare, Inc. (a) (b)	43,800	1,310,058

		6,890,330

Professional Services—3.0%
Acacia Research Corp. (a)	126,300	411,738
Barrett Business Services, Inc.	30,160	2,332,273
CRA International, Inc.	7,300	368,942
FTI Consulting, Inc. (a)	46,600	3,579,812
Huron Consulting Group, Inc. (a)	50,300	2,375,166
Kelly Services, Inc. - Class A	20,200	445,612
Navigant Consulting, Inc.	169,100	3,292,377
TrueBlue, Inc. (a)	49,600	1,172,544

		13,978,464

Road & Rail—0.9%
ArcBest Corp.	83,000	2,555,570
Covenant Transportation Group, Inc. - Class A (a)	11,700	222,066
USA Truck, Inc. (a)	11,300	163,172
YRC Worldwide, Inc. (a)	211,324	1,413,758

		4,354,566

Semiconductors & Semiconductor Equipment—4.2%
Amkor Technology, Inc. (a)	201,800	1,723,372
Cirrus Logic, Inc. (a)	123,900	5,212,473
Cohu, Inc.	41,600	613,600
NeoPhotonics Corp. (a)	78,200	491,878
Rambus, Inc. (a)	371,000	3,876,950
Synaptics, Inc. (a) (b)	74,500	2,961,375
Veeco Instruments, Inc. (a)	110,400	1,196,736
Xperi Corp. (b)	169,700	3,970,980

		20,047,364

Software—2.0%
ACI Worldwide, Inc. (a)	67,900	2,231,873
Fair Isaac Corp. (a)	4,700	1,276,661
MicroStrategy, Inc. - Class A (a)	28,100	4,053,425
Progress Software Corp.	9,400	417,078
Synchronoss Technologies, Inc. (a)	48,800	296,704
TiVo Corp. (b)	119,300	1,111,876

		9,387,617

Specialty Retail—3.2%
Abercrombie & Fitch Co. - Class A (b)	240,200	6,583,882
Barnes & Noble Education, Inc. (a)	144,600	607,320
Cato Corp. (The) - Class A	39,900	597,702
Chico’s FAS, Inc.	50,600	216,062
Conn’s, Inc. (a)	28,600	653,796
Express, Inc. (a) (b)	148,700	636,436
GameStop Corp. - Class A	32,000	325,120
Hibbett Sports, Inc. (a)	120,600	2,750,886
Murphy USA, Inc. (a)	9,000	770,580
Office Depot, Inc.	308,300	1,119,129
Sally Beauty Holdings, Inc. (a) (b)	9,400	173,054
Zumiez, Inc. (a)	37,100	923,419

		15,357,386

Textiles, Apparel & Luxury Goods—0.7%
Deckers Outdoor Corp. (a)	8,000	1,175,920
Fossil Group, Inc. (a) (b)	72,200	990,584

BHFTI-215

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—(Continued)
Movado Group, Inc.	31,900	$1,160,522

		3,327,026

Thrifts & Mortgage Finance—3.3%
BankFinancial Corp.	54,185	805,731
Essent Group, Ltd. (a)	10,800	469,260
First Defiance Financial Corp.	18,500	531,690
Meridian Bancorp, Inc.	83,800	1,314,822
MGIC Investment Corp. (a)	132,200	1,743,718
Northfield Bancorp, Inc.	168,500	2,342,150
Oritani Financial Corp.	7,400	123,062
Radian Group, Inc.	29,900	620,126
Territorial Bancorp, Inc.	4,300	115,713
United Community Financial Corp.	11,500	107,525
United Financial Bancorp, Inc.	26,100	374,535
Washington Federal, Inc.	160,900	4,648,401
Waterstone Financial, Inc.	23,900	393,394
WSFS Financial Corp.	53,762	2,075,213

		15,665,340

Tobacco—0.1%
Vector Group, Ltd.	55,994	604,175

Trading Companies & Distributors—1.9%
BMC Stock Holdings, Inc. (a)	15,800	279,186
DXP Enterprises, Inc. (a)	31,100	1,210,412
MRC Global, Inc. (a) (b)	130,700	2,284,636
NOW, Inc. (a) (b)	182,500	2,547,700
Titan Machinery, Inc. (a)	101,000	1,571,560
Univar, Inc. (a)	9,120	202,088
Veritiv Corp. (a)	32,500	855,400

		8,950,982

Water Utilities—0.2%
American States Water Co.	12,200	869,860

Total Common Stocks (Cost $429,195,334)		455,205,008

Short-Term Investment—3.9%

Repurchase Agreement—3.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $18,502,421; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $18,873,849.	18,500,571	18,500,571

Total Short-Term Investments (Cost $18,500,571)		18,500,571

Securities Lending Reinvestments (c)—17.1%
Security Description	Principal Amount*	Value

Certificates of Deposit—9.2%
Banco Del Estado De Chile New York 2.838%, 1M LIBOR + 0.350%, 05/20/19 (d)	1,000,000	1,000,355
Bank of Montreal (Chicago) 2.813%, 1M LIBOR + 0.330%, 08/06/19 (d)	1,000,000	1,000,966
Barclays Bank plc 2.950%, 08/02/19	1,000,000	1,000,270
Canadian Imperial Bank of Commerce 2.752%, 1M LIBOR + 0.270%, 07/19/19 (d)	1,000,000	1,000,611
Commonwealth Bank of Australia
2.709%, 1M LIBOR + 0.210%, 09/13/19 (d)	2,000,000	2,000,000
2.901%, 3M LIBOR + 0.140%, 04/23/19 (d)	500,000	500,123
Credit Agricole S.A. 2.698%, 1M LIBOR + 0.210%, 12/20/19 (d)	2,000,000	2,000,104
Credit Suisse AG 2.620%, 04/01/19	2,000,000	2,000,028
Industrial & Commercial Bank of China, Ltd. 2.710%, 05/21/19	2,000,000	2,000,168
KBC Bank NV Zero Coupon, 04/23/19	1,986,293	1,997,160
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 04/16/19	3,972,392	3,995,120
Nationwide Building Society Zero Coupon, 06/24/19	1,981,517	1,987,378
Natixis New York 2.788%, 3M LIBOR + 0.090%, 05/10/19 (d)	2,000,000	2,000,428
Nordea Bank New York 2.750%, 06/17/19	1,000,000	1,000,378
Royal Bank of Canada New York 2.692%, 1M LIBOR + 0.210%, 09/17/19 (d)	3,000,000	3,001,686
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (d)	1,000,000	1,000,066
Societe Generale 2.899%, 3M LIBOR + 0.160%, 05/07/19 (d)	1,000,000	1,000,252
Sumitomo Mitsui Banking Corp. 2.683%, 1M LIBOR + 0.190%, 04/11/19 (d)	2,000,000	2,000,076
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 05/20/19	1,981,134	1,992,760
Svenska Handelsbanken AB 2.799%, 1M LIBOR + 0.300%, 10/31/19 (d)	1,000,000	1,001,133
Toronto-Dominion Bank 2.692%, 1M LIBOR + 0.210%, 09/17/19 (d)	3,000,000	3,001,542
U.S. Bank N.A. 2.746%, 1M LIBOR + 0.260%, 07/23/19 (d)	1,000,000	1,000,410
Wells Fargo Bank N.A.
2.939%, 3M LIBOR + 0.140%, 07/11/19 (d)	2,000,000	1,999,843
2.975%, 3M LIBOR + 0.210%, 10/25/19 (d)	1,000,000	1,000,000
Westpac Banking Corp. 2.710%, FEDEFF PRV + 0.300%, 02/14/20 (d)	3,000,000	2,999,983

		43,480,840

Commercial Paper—3.4%
Alpine Securities Ltd. 2.669%, 1M LIBOR + 0.180%, 04/03/19 (d)	3,000,000	3,000,039

BHFTI-216

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Bank of China, Ltd. 2.890%, 04/17/19	1,985,550	$1,997,158
China Construction Bank Corp. 2.860%, 04/18/19	1,985,700	1,997,162
ING Funding LLC
2.778%, 3M LIBOR + 0.040%, 11/04/19 (d)	2,000,000	2,000,278
2.807%, 3M LIBOR + 0.110%, 05/10/19 (d)	1,500,000	1,500,370
Matchpoint Finance plc 2.890%, 05/08/19	985,470	997,059
Royal Bank of Canada 2.957%, 3M LIBOR + 0.160%, 01/14/20 (d)	1,000,000	1,001,045
Sheffield Receivables Co. 2.900%, SOFR + 0.470%, 05/30/19 (d)	1,000,000	1,000,000
Toyota Motor Credit Corp.
2.620%, 08/29/19	1,480,678	1,483,673
Westpac Banking Corp. 2.809%, 3M LIBOR + 0.070%, 08/07/19 (d)	1,000,000	1,000,396

		15,977,180

Repurchase Agreements—4.1%
Barclays Capital, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $1,072,653; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 01/15/22 - 11/15/46, and an aggregate market value of $1,093,874.	1,072,425	1,072,425
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $3,527,508; collateralized by various Common Stock with an aggregate market value of $3,850,966.	3,500,000	3,500,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $501,361; collateralized by various Common Stock with an aggregate market value of $550,000.	500,000	500,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $1,000,229; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $788,043; collateralized by various Common Stock with an aggregate market value of $825,001.	750,000	750,000
Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $2,116,176; collateralized by various Common Stock with an aggregate market value of $2,310,000.	2,100,000	2,100,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $403,170; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $428,542.	400,000	400,000
Societe Generale Repurchase Agreement dated 06/15/18 at 2.510%, due on 04/01/19 with a maturity value of $4,080,878; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $4,448,807.	4,000,000	4,000,000
Repurchase Agreement dated 03/21/18 at 2.510%, due on 04/01/19 with a maturity value of $6,157,293; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $6,673,210.	6,000,000	6,000,000

		19,322,425

Time Deposit—0.4%
Skandi New York 2.380%, 04/01/19	2,000,000	2,000,000

Total Securities Lending Reinvestments (Cost $80,769,696)		80,780,445

Total Investments—117.2% (Cost $528,465,601)		554,486,024
Other assets and liabilities (net)—(17.2)%		(81,207,029)

Net Assets—100.0%		$473,278,995

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $78,500,783 and the collateral received consisted of cash in the amount of $80,681,158 and non-cash collateral with a value of $519,339. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTI-217

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation
Russell 2000 Index E-Mini Futures	06/21/19	216	USD	16,673,040	$151,059

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Other Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(REIT)—	Real Estate Investment Trust
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$455,205,008	$—	$—	$455,205,008
Total Short-Term Investment*	—	18,500,571	—	18,500,571
Total Securities Lending Reinvestments*	—	80,780,445	—	80,780,445
Total Investments	$455,205,008	$99,281,016	$—	$554,486,024

Collateral for Securities Loaned (Liability)	$—	$(80,681,158)	$—	$(80,681,158)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$151,059	$—	$—	$151,059

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-218

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—67.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.9%
Northrop Grumman Corp.	38,273	$10,318,401
Thales S.A.	56,369	6,762,551

		17,080,952

Banks—2.9%
HDFC Bank, Ltd.	139,824	4,670,843
M&T Bank Corp.	52,603	8,259,723

		12,930,566

Capital Markets—5.4%
Goldman Sachs Group, Inc. (The)	25,432	4,882,690
Intercontinental Exchange, Inc.	84,721	6,450,657
London Stock Exchange Group plc	91,789	5,682,948
S&P Global, Inc.	32,839	6,914,251

		23,930,546

Chemicals—5.2%
Linde plc	40,492	7,123,757
LyondellBasell Industries NV - Class A	50,434	4,240,491
Sherwin-Williams Co. (The)	26,604	11,458,609

		22,822,857

Electronic Equipment, Instruments & Components—1.5%
Halma plc	304,712	6,640,405

Food Products—3.1%
McCormick & Co., Inc.	24,671	3,716,192
Nestle S.A.	104,371	9,960,840

		13,677,032

Health Care Equipment & Supplies—3.2%
Danaher Corp.	107,083	14,137,098

Health Care Providers & Services—2.2%
UnitedHealth Group, Inc.	39,825	9,847,130

Hotels, Restaurants & Leisure—2.7%
Marriott International, Inc. - Class A (a)	93,784	11,731,441

Household Durables—0.9%
NVR, Inc. (b)	1,410	3,901,470

Industrial Conglomerates—3.5%
Roper Technologies, Inc.	45,462	15,546,640

Insurance—4.3%
AIA Group, Ltd.	1,178,200	11,727,808
Legal & General Group plc	2,081,165	7,468,277

		19,196,085

Interactive Media & Services—4.9%
Alphabet, Inc. - Class A (b)	7,682	9,040,869

Interactive Media & Services—(Continued)
Alphabet, Inc. - Class C (b)	4,065	4,769,505
Facebook, Inc. - Class A (b)	46,707	7,785,590

		21,595,964

Internet & Direct Marketing Retail—6.0%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	65,269	11,908,329
Amazon.com, Inc. (b)	6,604	11,760,073
Booking Holdings, Inc. (b)	1,710	2,983,796

		26,652,198

IT Services—5.1%
Accenture plc - Class A	49,165	8,654,023
CGI, Inc. (b)	114,900	7,899,026
Nomura Research Institute, Ltd.	136,800	6,237,520

		22,790,569

Life Sciences Tools & Services—1.6%
Mettler-Toledo International, Inc. (b)	9,946	7,190,958

Machinery—3.0%
Atlas Copco AB - A Shares	185,494	4,986,138
Parker-Hannifin Corp.	49,099	8,426,370

		13,412,508

Oil, Gas & Consumable Fuels—0.7%
EOG Resources, Inc.	33,932	3,229,648

Real Estate Management & Development—1.8%
CBRE Group, Inc. - Class A (a) (b)	163,909	8,105,300

Semiconductors & Semiconductor Equipment—1.8%
Texas Instruments, Inc.	74,041	7,853,529

Software—3.4%
Dassault Systemes SE	22,898	3,414,350
Temenos AG (b)	44,745	6,607,031
Tyler Technologies, Inc. (b)	23,525	4,808,510

		14,829,891

Total Common Stocks (Cost $211,503,086)		297,102,787

Corporate Bonds & Notes—17.9%

Advertising—0.0%
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.250%, 02/15/22	25,000	25,250
5.875%, 03/15/25	55,000	56,375

		81,625

BHFTI-219

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Aerospace/Defense—0.1%
Embraer Netherlands Finance B.V. 5.050%, 06/15/25	370,000	$390,350
TransDigm, Inc.
6.500%, 07/15/24	76,000	78,090
6.500%, 05/15/25	75,000	76,132

		544,572

Airlines—0.6%
Air Canada Pass-Through Trust 3.300%, 01/15/30 (144A)	224,112	217,855
4.125%, 12/15/27 (144A)	153,903	155,258
American Airlines Pass-Through Trust 3.700%, 10/15/25	113,934	111,250
3.750%, 10/15/25	309,950	304,040
4.950%, 02/15/25	141,483	145,587
5.250%, 01/15/24	669,837	690,708
Delta Air Lines Pass-Through Trust 8.021%, 08/10/22	577,959	636,911
Latam Airlines Pass-Through Trust 4.200%, 11/15/27	248,168	244,297
U.S. Airways Pass-Through Trust 5.900%, 10/01/24	52,402	56,840
8.000%, 10/01/19	26,221	26,695
United Airlines Pass-Through Trust 3.650%, 10/07/25	91,435	90,288

		2,679,729

Auto Manufacturers—0.9%
Allison Transmission, Inc. 4.750%, 10/01/27 (144A)	105,000	100,275
Daimler Finance North America LLC 1.750%, 10/30/19 (144A)	210,000	208,651
Ford Motor Co. 6.625%, 10/01/28	1,675,000	1,743,443
General Motors Co. 5.200%, 04/01/45	100,000	89,231
General Motors Financial Co., Inc. 3.450%, 04/10/22	100,000	100,037
5.250%, 03/01/26	295,000	304,660
Hyundai Capital America 2.750%, 09/27/26 (144A)	500,000	458,760
Hyundai Capital Services, Inc. 3.750%, 03/05/23 (144A)	260,000	263,068
Kia Motors Corp. 3.000%, 04/25/23 (144A)	380,000	373,111
Nissan Motor Acceptance Corp. 3.650%, 09/21/21 (144A)	230,000	231,240

		3,872,476

Auto Parts & Equipment—0.5%
Aptiv plc 1.600%, 09/15/28 (EUR)	100,000	111,746
Goodyear Tire & Rubber Co. (The) 4.875%, 03/15/27 (a)	425,000	388,344
7.000%, 03/15/28	1,228,000	1,267,910

Auto Parts & Equipment—(Continued)
Tupy Overseas S.A. 6.625%, 07/17/24 (144A)	200,000	206,000

		1,974,000

Banks—2.0%
Banco Santander S.A. 3.125%, 02/23/23	200,000	197,892
Bank of Montreal 1.750%, 06/15/21 (144A)	255,000	250,495
Barclays plc 3.650%, 03/16/25	225,000	219,384
BNP Paribas S.A. 4.625%, 03/13/27 (144A)	355,000	363,442
Canadian Imperial Bank of Commerce 1.600%, 09/06/19	300,000	298,631
Commonwealth Bank of Australia 2.250%, 03/10/20 (144A)	350,000	348,457
Cooperative Rabobank UA 4.375%, 08/04/25	350,000	361,019
Credit Agricole S.A.
3.250%, 10/04/24 (144A)	665,000	654,008
4.375%, 03/17/25 (144A)	200,000	203,459
Danske Bank A/S 3.875%, 09/12/23 (144A)	200,000	196,557
Dexia Credit Local S.A. 2.250%, 02/18/20 (144A)	250,000	249,191
HSBC Holdings plc
4.375%, 11/23/26	200,000	205,030
5.750%, 12/20/27 (GBP)	110,000	172,494
ICICI Bank, Ltd. 3.800%, 12/14/27	390,000	379,867
Industrial & Commercial Bank of China, Ltd. 2.957%, 11/08/22	250,000	247,836
ING Bank NV 1.650%, 08/15/19 (144A)	210,000	209,157
Intesa Sanpaolo S.p.A. 5.710%, 01/15/26 (144A)	525,000	512,837
Kasikornbank PCL 3.256%, 07/12/23	375,000	373,558
Lloyds Banking Group plc 4.500%, 11/04/24	200,000	203,350
Morgan Stanley 4.350%, 09/08/26	315,000	323,425
National Australia Bank, Ltd. 2.500%, 01/12/21	250,000	248,478
Royal Bank of Scotland Group plc 6.000%, 12/19/23	235,000	250,973
Santander UK Group Holdings plc 4.750%, 09/15/25 (144A)	200,000	198,527
Siam Commercial Bank PCL 3.500%, 04/07/19 (144A)	420,000	420,008
Societe Generale S.A. 4.750%, 11/24/25 (144A)	260,000	267,088
Standard Chartered plc 3.125%, 11/19/24 (EUR)	250,000	302,855

BHFTI-220

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Toronto-Dominion Bank (The) 3.500%, 07/19/23	335,000	$344,540
United Overseas Bank, Ltd. 3.200%, 04/23/21 (144A)	735,000	741,622
Woori Bank 5.875%, 04/13/21 (144A)	200,000	210,569

		8,954,749

Beverages—0.1%
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 01/23/29	300,000	319,448
Constellation Brands, Inc. 4.750%, 11/15/24	110,000	117,613

		437,061

Building Materials—0.5%
Cemex Finance LLC 6.000%, 04/01/24 (144A)	465,000	478,950
JELD-WEN, Inc. 4.625%, 12/15/25 (144A)	1,695,000	1,610,250
Masco Corp.
6.500%, 08/15/32	8,000	9,111
7.750%, 08/01/29	94,000	114,253
Owens Corning 4.400%, 01/30/48	215,000	177,201

		2,389,765

Chemicals—0.4%
Air Liquide Finance S.A. 1.375%, 09/27/19 (144A)	305,000	302,732
Braskem Finance, Ltd. 5.750%, 04/15/21 (144A)	200,000	207,100
Chemours Co. (The) 6.625%, 05/15/23	13,000	13,440
Hexion, Inc.
7.875%, 02/15/23	899,000	315,351
9.200%, 03/15/21	1,910,000	477,500
Incitec Pivot Finance LLC 6.000%, 12/10/19 (144A)	80,000	81,495
INVISTA Finance LLC 4.250%, 10/15/19 (144A)	305,000	306,269
Syngenta Finance NV 1.250%, 09/10/27 (EUR)	200,000	205,062

		1,908,949

Commercial Services—0.2%
DP World Crescent, Ltd. 4.848%, 09/26/28 (144A)	435,000	454,075
Edenred 1.875%, 03/06/26 (EUR)	200,000	233,320
Holding d’Infrastructures
0.625%, 03/27/23 (EUR)	100,000	110,700
1.625%, 11/27/27 (EUR)	100,000	110,931

Commercial Services—(Continued)
United Rentals North America, Inc. 6.500%, 12/15/26	85,000	89,463

		998,489

Computers—0.2%
Dell International LLC / EMC Corp.
6.020%, 06/15/26 (144A)	165,000	177,473
8.100%, 07/15/36 (144A)	210,000	247,317
8.350%, 07/15/46 (144A)	150,000	181,304
Hewlett Packard Enterprise Co. 6.350%, 10/15/45	160,000	167,846

		773,940

Cosmetics/Personal Care—0.0%
Avon Products, Inc. 8.950%, 03/15/43	40,000	38,190

Diversified Financial Services—1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.500%, 05/15/21	150,000	153,262
Antares Holdings L.P. 6.000%, 08/15/23 (144A)	255,000	250,781
BOC Aviation, Ltd.
2.750%, 09/18/22 (144A)	210,000	205,437
3.000%, 03/30/20	200,000	199,802
Brookfield Finance, Inc. 4.850%, 03/29/29	185,000	190,325
Jefferies Group LLC 6.250%, 01/15/36	175,000	181,476
Nationstar Mortgage Holdings, Inc. 9.125%, 07/15/26 (144A)	820,000	832,300
Navient Corp.
5.000%, 10/26/20	1,745,000	1,768,994
5.500%, 01/25/23	555,000	555,694
5.625%, 08/01/33	1,150,000	879,750
5.875%, 10/25/24	40,000	38,700
6.750%, 06/15/26	185,000	177,137
Quicken Loans, Inc.
5.250%, 01/15/28 (144A)	65,000	60,856
5.750%, 05/01/25 (144A)	60,000	60,150
Springleaf Finance Corp.
5.625%, 03/15/23	135,000	136,856
6.875%, 03/15/25	205,000	211,662
7.750%, 10/01/21	165,000	177,787
8.250%, 10/01/23	65,000	71,663
Unifin Financiera S.A. 7.250%, 09/27/23	245,000	246,840

		6,399,472

Electric—0.7%
Electricite de France S.A. 4.500%, 09/21/28 (144A)	230,000	237,435
Emgesa S.A. E.S.P 8.750%, 01/25/21 (144A) (COP)	1,210,000,000	396,150

BHFTI-221

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Empresas Publicas de Medellin E.S.P. 8.375%, 02/01/21 (144A) (COP)	1,610,000,000	$511,731
Enel Chile S.A. 4.875%, 06/12/28	110,000	116,006
Enel Finance International NV 4.625%, 09/14/25 (144A)	450,000	465,716
Engie Energia Chile S.A. 5.625%, 01/15/21 (144A)	250,000	259,518
Gas Natural Fenosa Finance B.V. 1.500%, 01/29/28 (EUR)	200,000	232,368
Perusahaan Listrik Negara PT
5.375%, 01/25/29 (144A)	200,000	212,214
RWE AG 2.750%, 5Y EUR Swap + 2.643%, 04/21/75 (EUR) (c)	340,000	388,947
Transelec S.A. 4.250%, 01/14/25 (144A)	460,000	464,260

		3,284,345

Energy-Alternate Sources—0.0%
Greenko Dutch B.V. 5.250%, 07/24/24 (144A)	200,000	192,396

Engineering & Construction—0.0%
Sydney Airport Finance Co. Pty, Ltd. 3.375%, 04/30/25 (144A)	40,000	39,357

Food—1.3%
Danone S.A. 1.691%, 10/30/19 (144A)	225,000	223,537
New Albertsons, Inc. 6.625%, 06/01/28	50,000	40,500
7.450%, 08/01/29	5,700,000	5,044,500
8.000%, 05/01/31	215,000	193,769
Sigma Alimentos S.A. de C.V. 4.125%, 05/02/26	200,000	195,500

		5,697,806

Forest Products & Paper—0.1%
Inversiones CMPC S.A. 4.375%, 05/15/23 (144A)	400,000	407,296

Gas—0.1%
China Resources Gas Group, Ltd. 4.500%, 04/05/22 (144A)	200,000	206,477
NGL Energy Partners L.P. / NGL Energy Finance Corp. 6.125%, 03/01/25 (a)	265,000	255,725
7.500%, 11/01/23	125,000	129,325

		591,527

Healthcare-Products—0.0%
Medtronic Global Hldings Co. 1.125%, 03/07/27 (EUR)	105,000	121,252

Healthcare-Services—1.7%
HCA, Inc. 7.050%, 12/01/27	65,000	71,013
7.500%, 11/06/33	4,235,000	4,859,662
7.580%, 09/15/25	310,000	348,750
7.750%, 07/15/36	1,185,000	1,350,900
Tenet Healthcare Corp. 5.125%, 05/01/25	115,000	115,581
6.875%, 11/15/31	975,000	916,500

		7,662,406

Home Builders—0.5%
K Hovnanian Enterprises, Inc. 5.000%, 11/01/21	700,000	577,500
TRI Pointe Group, Inc. 4.875%, 07/01/21	1,355,000	1,356,694
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 4.375%, 06/15/19	30,000	30,037

		1,964,231

Housewares—0.0%
Newell Brands, Inc. 4.000%, 12/01/24	150,000	144,656

Insurance—0.4%
AIA Group, Ltd. 3.200%, 03/11/25 (144A)	200,000	198,690
3.900%, 04/06/28 (144A)	260,000	268,248
Global Atlantic Fin Co. 8.625%, 04/15/21 (144A)	820,000	902,480
Old Republic International Corp. 4.875%, 10/01/24	175,000	184,671
Radian Group, Inc. 4.500%, 10/01/24	110,000	108,350

		1,662,439

Internet—0.2%
Alibaba Group Holding, Ltd. 3.400%, 12/06/27	240,000	235,814
Baidu, Inc. 3.875%, 09/29/23	200,000	204,108
Tencent Holdings, Ltd. 2.985%, 01/19/23 (144A)	200,000	199,211

		639,133

Iron/Steel—0.0%
United States Steel Corp. 6.650%, 06/01/37 (a)	85,000	74,588

Media—0.4%
COX Communications, Inc. 4.800%, 02/01/35 (144A)	5,000	4,735
CSC Holdings LLC 5.375%, 02/01/28 (144A)	200,000	200,500

BHFTI-222

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
DISH DBS Corp. 5.000%, 03/15/23 (a)	160,000	$144,000
5.875%, 11/15/24	570,000	478,800
Grupo Televisa S.A.B. 7.250%, 05/14/43 (MXN)	6,000,000	206,696
Myriad International Holdings B.V. 6.000%, 07/18/20 (144A)	200,000	205,760
Time Warner Cable LLC 4.500%, 09/15/42	45,000	39,477
5.500%, 09/01/41	30,000	29,694
Viacom, Inc. 4.375%, 03/15/43	10,000	8,973
5.250%, 04/01/44	135,000	136,328
5.850%, 09/01/43	50,000	54,393
Ziggo B.V. 5.500%, 01/15/27 (144A)	160,000	158,400

		1,667,756

Mining—0.4%
Corp. Nacional del Cobre de Chile 3.625%, 08/01/27 (144A)	350,000	350,532
4.500%, 09/16/25 (144A)	225,000	238,588
4.500%, 09/16/25	230,000	243,890
Glencore Finance Canada, Ltd. 5.550%, 10/25/42 (144A)	435,000	434,421
Hecla Mining Co. 6.875%, 05/01/21	320,000	320,000

		1,587,431

Miscellaneous Manufacturing—0.0%
General Electric Co. 4.500%, 03/11/44	55,000	50,332

Multi-National—0.3%
Banco Latinoamericano de Comercio Exterior S.A. 3.250%, 05/07/20 (144A)	280,000	279,440
International Bank for Reconstruction & Development 2.200%, 01/18/22 (CAD)	640,000	483,428
2.500%, 03/12/20 (AUD)	500,000	357,469

		1,120,337

Oil & Gas—1.5%
Antero Resources Corp. 5.125%, 12/01/22	155,000	155,821
5.375%, 11/01/21	70,000	70,262
BP Capital Markets America, Inc. 3.216%, 11/28/23	175,000	177,156
California Resources Corp. 8.000%, 12/15/22 (144A) (a)	580,000	455,474
Chesapeake Energy Corp. 4.875%, 04/15/22 (a)	2,145,000	2,112,825
5.750%, 03/15/23	130,000	126,425
Cimarex Energy Co. 4.375%, 06/01/24	675,000	701,643

Oil & Gas—(Continued)
Continental Resources, Inc. 3.800%, 06/01/24	180,000	181,704
4.500%, 04/15/23	195,000	202,001
5.000%, 09/15/22	28,000	28,209
Cosan Luxembourg S.A. 5.000%, 03/14/23 (144A)	200,000	197,750
Oasis Petroleum, Inc. 6.875%, 01/15/23	45,000	45,000
Petrobras Global Finance B.V. 5.999%, 01/27/28	270,000	273,240
Raizen Fuels Finance S.A. 5.300%, 01/20/27 (144A)	200,000	204,750
Range Resources Corp. 4.875%, 05/15/25 (a)	130,000	120,575
5.000%, 08/15/22	190,000	188,100
5.000%, 03/15/23	115,000	112,700
Sinopec Group Overseas Development, Ltd. 2.375%, 04/12/20 (144A)	300,000	298,401
SM Energy Co. 6.750%, 09/15/26	30,000	28,763
Thaioil Treasury Center Co., Ltd. 3.625%, 01/23/23 (144A)	350,000	351,015
Whiting Petroleum Corp. 5.750%, 03/15/21	145,000	146,667
6.250%, 04/01/23 (a)	15,000	15,075
6.625%, 01/15/26 (a)	160,000	156,800
YPF S.A. 8.750%, 04/04/24 (144A)	205,000	206,025
16.500%, 05/09/22 (144A) (ARS)	5,400,000	80,944

		6,637,325

Oil & Gas Services—0.1%
Oceaneering International, Inc. 4.650%, 11/15/24	575,000	530,437

Packaging & Containers—0.4%
Owens-Brockway Glass Container, Inc. 5.375%, 01/15/25 (144A)	1,230,000	1,251,525
Sealed Air Corp. 4.875%, 12/01/22 (144A)	10,000	10,320
5.500%, 09/15/25 (144A)	280,000	294,756
Silgan Holdings, Inc. 3.250%, 03/15/25 (EUR)	100,000	115,798

		1,672,399

Pharmaceuticals—0.1%
Teva Pharmaceutical Finance Co. LLC 6.150%, 02/01/36	155,000	150,750
Teva Pharmaceutical Finance Netherlands II B.V. 0.375%, 07/25/20 (EUR)	215,000	238,736

		389,486

Pipelines—0.6%
Abu Dhabi Crude Oil Pipeline LLC 3.650%, 11/02/29	385,000	381,727

BHFTI-223

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Enable Midstream Partners L.P. 5.000%, 05/15/44	125,000	$112,425
Enbridge Energy Partners L.P. 7.375%, 10/15/45	90,000	125,180
Enbridge, Inc. 2.900%, 07/15/22	125,000	124,663
Energy Transfer Partners L.P. / Regency Energy Finance Corp. 5.000%, 10/01/22	440,000	464,038
EnLink Midstream Partners L.P. 4.150%, 06/01/25	230,000	221,375
MPLX L.P. 4.500%, 07/15/23	10,000	10,488
4.875%, 06/01/25	40,000	42,609
ONEOK Partners L.P. 6.200%, 09/15/43	10,000	11,406
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.750%, 03/15/24	530,000	555,175
Transcontinental Gas Pipe Line Co. LLC 7.850%, 02/01/26	560,000	700,634

		2,749,720

Real Estate—0.1%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. 3.400%, 09/30/26 (144A)	215,000	207,336
Prologis L.P. 2.250%, 06/30/29 (GBP)	135,000	174,181

		381,517

Retail—0.1%
J.C. Penney Corp., Inc. 7.625%, 03/01/97	155,000	51,925
Walmart, Inc. 3.700%, 06/26/28	235,000	247,419

		299,344

Semiconductors—0.1%
Broadcom, Inc. 4.250%, 04/15/26	195,000	193,559
Micron Technology, Inc. 5.500%, 02/01/25	104,000	107,235

		300,794

Shipbuilding—0.0%
Huntington Ingalls Industries, Inc. 5.000%, 11/15/25 (144A)	180,000	184,500

Software—0.2%
Nuance Communications, Inc. 1.000%, 12/15/35	685,000	639,007

Telecommunications—1.6%
America Movil S.A.B. de C.V. 2.125%, 03/10/28 (EUR)	235,000	283,683

Telecommunications—(Continued)
AT&T, Inc. 4.500%, 03/09/48	105,000	98,879
4.550%, 03/09/49	115,000	108,807
CenturyLink, Inc. 6.875%, 01/15/28	45,000	42,638
Cincinnati Bell, Inc. 7.000%, 07/15/24 (144A) (a)	115,000	105,867
8.000%, 10/15/25 (144A)	100,000	91,250
Deutsche Telekom International Finance B.V. 4.375%, 06/21/28 (144A)	350,000	364,239
KT Corp. 2.500%, 07/18/26 (144A)	210,000	197,749
Level 3 Financing, Inc. 5.625%, 02/01/23	380,000	384,275
Level 3 Parent LLC 5.750%, 12/01/22	60,000	60,618
Millicom International Cellular S.A. 6.250%, 03/25/29 (144A)	200,000	203,462
MTN Mauritius Investments, Ltd. 4.755%, 11/11/24 (144A)	400,000	379,597
Sprint Capital Corp. 6.875%, 11/15/28 (a)	1,250,000	1,201,562
8.750%, 03/15/32	350,000	369,285
Sprint Communications, Inc. 11.500%, 11/15/21	1,650,000	1,909,875
Telefonica Emisiones S.A. 1.495%, 09/11/25 (EUR)	200,000	232,943
Windstream Services LLC / Windstream Finance Corp. 9.000%, 06/30/25 (144A)	40,000	27,200
10.500%, 06/30/24 (144A)	1,500,000	1,106,250

		7,168,179

Transportation—0.0%
FedEx Corp. 1.000%, 01/11/23 (EUR)	130,000	149,244

Total Corporate Bonds & Notes (Cost $78,141,665)		79,062,257

Foreign Government—6.9%

Banks—0.0%
Korea Development Bank (The) 4.500%, 11/22/19 (AUD)	200,000	143,821

Diversified Financial Services—0.1%
CPPIB Capital, Inc. 0.375%, 06/20/24 (144A) (EUR)	250,000	284,738

Gas—0.1%
Korea Gas Corp. 2.750%, 07/20/22 (144A)	260,000	258,578

BHFTI-224

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Schedule of Investments as of March 31, 2019 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Provincial—0.5%
Province of Ontario Canada 1.875%, 05/21/20 (a)	2,045,000	$2,030,705

Sovereign—6.2%
Argentine Republic Government International Bonds 6.875%, 04/22/21	150,000	136,875
7.125%, 06/28/17	505,000	372,690
7.625%, 04/22/46	530,000	417,375
Australia Government Bond 5.500%, 04/21/23 (AUD)	405,000	333,877
Bonos de la Tesoreria de la Republica en pesos 4.000%, 03/01/23 (144A) (CLP)	240,000,000	358,252
4.500%, 03/01/26 (CLP)	215,000,000	327,916
Brazil Notas do Tesouro Nacional 10.000%, 01/01/21 (BRL)	7,765,000	2,121,242
10.000%, 01/01/25 (BRL)	2,635,000	732,259
10.000%, 01/01/27 (BRL)	1,200,000	332,614
Brazilian Government International Bond 4.625%, 01/13/28 (a)	290,000	292,323
8.500%, 01/05/24 (BRL)	350,000	91,627
Canadian Government Bonds 0.500%, 03/01/22 (CAD)	535,000	388,442
1.750%, 09/01/19 (CAD)	365,000	273,192
Chile Government International Bond 3.240%, 02/06/28	400,000	406,800
Colombia Government International Bond 3.875%, 04/25/27	200,000	203,102
Colombian TES 6.250%, 11/26/25 (COP)	1,305,500,000	413,930
7.500%, 08/26/26 (COP)	1,880,000,000	636,007
Dominican Republic International Bonds 5.500%, 01/27/25 (144A)	530,000	544,575
6.000%, 07/19/28 (144A)	200,000	209,750
8.625%, 04/20/27 (144A) (d)	200,000	234,250
Export Development Canada 1.800%, 09/01/22 (CAD)	250,000	187,346
Export-Import Bank of Korea 3.000%, 11/01/22	200,000	200,569
France Government Bond OAT 1.750%, 11/25/24 (EUR)	250,000	311,881
4.250%, 10/25/23 (EUR)	3,130,000	4,256,656
Hellenic Republic Government Bond 3.450%, 04/02/24 (144A) (EUR)	75,000	87,447
3.750%, 01/30/28 (EUR)	335,000	379,666
Indonesia Government International Bonds 2.875%, 07/08/21 (144A) (EUR)	220,000	260,901
4.125%, 01/15/25 (144A)	200,000	204,970
4.750%, 01/08/26 (144A)	200,000	211,245
4.750%, 01/08/26	200,000	211,245
Indonesia Treasury Bond 8.250%, 07/15/21 (IDR)	10,038,000,000	726,564
Ireland Government Bond 3.400%, 03/18/24 (EUR)	65,000	85,640
Italy Buoni Poliennali Del Tesoro 2.000%, 02/01/28 (EUR)	625,000	684,631
2.500%, 11/15/25 (EUR)	605,000	697,770

Sovereign—(Continued)
Japanese Government CPI Linked Bond 0.100%, 03/10/28 (JPY) (d)	83,968,435	790,059
Kommunalbanken AS 1.750%, 09/15/20 (144A) (a)	200,000	198,026
Korea Treasury Bond 2.000%, 09/10/22 (KRW)	380,000,000	337,274
Mexican Bonos 5.750%, 03/05/26 (MXN)	6,490,000	295,346
6.500%, 06/10/21 (MXN)	7,621,100	382,307
8.000%, 12/07/23 (MXN)	3,700,000	191,892
Mexico Government International Bond 4.000%, 03/15/2115 (EUR)	100,000	105,635
Norwegian Government Bond 2.000%, 05/24/23 (144A) (NOK)	5,567,000	662,767
Poland Government Bond 2.500%, 07/25/26 (PLN)	1,300,000	337,762
Republic of Poland Government Bond 2.500%, 04/25/24 (PLN)	5,975,000	1,577,609
South Africa Government Bond 7.000%, 02/28/31 (ZAR)	11,655,000	677,309
Spain Government Bonds 0.750%, 07/30/21 (EUR)	185,000	212,473
1.600%, 04/30/25 (144A) (EUR)	180,000	216,433
4.300%, 10/31/19 (144A) (EUR)	530,000	610,639
4.400%, 10/31/23 (144A) (EUR)	525,000	704,371
Sweden Government Bond 5.000%, 12/01/20 (SEK)	2,650,000	311,332
Thailand Government Bond 2.125%, 12/17/26 (THB)	25,000,000	775,553
United Kingdom Gilt 1.750%, 07/22/19 (GBP)	520,000	679,292
2.000%, 09/07/25 (GBP)	640,000	897,619
4.250%, 06/07/32 (GBP)	125,000	222,468

		27,519,795

Total Foreign Government (Cost $32,167,909)		30,237,637

U.S. Treasury & Government Agencies—3.7%

Agency Sponsored Mortgage-Backed—0.1%
Fannie Mae-ACES 2.877%, 11/25/27 (c)	350,000	348,293

U.S. Treasury—3.6%
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/22 (d)	1,050,484	1,039,833
0.375%, 07/15/27 (d)	1,049,519	1,042,072
0.625%, 04/15/23 (a) (d)	2,381,279	2,398,645
U.S. Treasury Notes 1.375%, 05/31/20	4,375,000	4,324,243
1.875%, 03/31/22	2,050,000	2,030,221
2.750%, 02/28/25	930,000	953,904
2.875%, 10/15/21	2,305,000	2,340,565

BHFTI-225

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes 2.875%, 08/15/28	335,000	$348,426
3.125%, 11/15/28	1,495,000	1,587,445

		16,065,354

Total U.S. Treasury & Government Agencies (Cost $16,186,911)		16,413,647

Convertible Bonds—0.5%

Computers—0.0%
Western Digital Corp. 1.500%, 02/01/24 (a)	160,000	140,722

Internet—0.2%
Booking Holdings, Inc. 0.900%, 09/15/21 (a)	595,000	656,761

Media—0.1%
DISH Network Corp. 3.375%, 08/15/26	735,000	624,383

Oil & Gas—0.0%
Chesapeake Energy Corp. 5.500%, 09/15/26	15,000	13,899
SM Energy Co. 1.500%, 07/01/21	90,000	84,028

		97,927

Real Estate Investment Trusts—0.1%
iStar, Inc. 3.125%, 09/15/22	210,000	192,675

Semiconductors—0.1%
Rovi Corp. 0.500%, 03/01/20	485,000	469,866

Software—0.0%
Evolent Health, Inc. 2.000%, 12/01/21	75,000	72,316
Nuance Communications, Inc. 1.250%, 04/01/25	70,000	69,260

		141,576

Telecommunications—0.0%
CalAmp Corp. 1.625%, 05/15/20	5,000	4,862

Total Convertible Bonds (Cost $2,363,072)		2,328,772

Municipals—0.3%
Security Description	Shares/ Principal Amount*	Value
City of Oslo Norway 3.550%, 02/12/21 (NOK)	5,000,000	599,632
Tobacco Settlement Financing Corp. 6.706%, 06/01/46	675,000	652,145

Total Municipals (Cost $1,310,383)		1,251,777

Convertible Preferred Stocks—0.1%

Oil, Gas & Consumable Fuels—0.0%
Chesapeake Energy Corp. 5.000%, 12/31/49	694	37,302
5.750%, 12/31/49	413	231,849
5.750%, 12/31/49 (144A)	17	9,320

		278,471

Pipelines—0.1%
El Paso Energy Capital Trust I 4.750%, 03/31/28	5,754	311,694

Total Convertible Preferred Stocks (Cost $513,489)		590,165

Mortgage-Backed Securities—0.1%

Commercial Mortgage-Backed Securities—0.1%
Institutional Mortgage Securities Canada, Inc. 2.616%, 07/12/47 (144A) (CAD)	469,203	348,699

Total Mortgage-Backed Securities (Cost $437,856)		348,699

Short-Term Investments—2.4%

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $6,009,019; collateralized by U.S. Treasury Note at 2.500%, maturing 01/15/22, with a market value of $6,133,527.	6,008,419	6,008,418

U.S. Treasury—1.1%
U.S. Treasury Bills 2.408%, 06/13/19 (e)	1,790,000	1,781,406
2.486%, 09/05/19 (e)	2,530,000	2,503,867
2.577%, 08/15/19 (e)	555,000	549,999

		4,835,272

Total Short-Term Investments (Cost $10,842,472)		10,843,690

BHFTI-226

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (f)—6.1%

Security Description	Principal Amount*	Value

Certificates of Deposit—0.7%
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 05/08/19	993,073	$997,210
Standard Chartered plc 3.009%, 3M LIBOR + 0.230%, 04/24/19 (c)	500,000	500,062
U.S. Bank N.A. 2.746%, 1M LIBOR + 0.260%, 07/23/19 (c)	500,000	500,205
Wells Fargo Bank N.A. 2.939%, 3M LIBOR + 0.140%, 07/11/19 (c)	1,000,000	999,921

		2,997,398

Commercial Paper—0.2%
Fairway Finance Corp. 2.600%, 05/07/19	993,356	997,223

Repurchase Agreements—3.3%
Barclays Capital, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $3,999,479; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 01/15/22 - 11/15/46, and an aggregate market value of $4,078,602.	3,998,629	3,998,629
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $503,930; collateralized by various Common Stock with an aggregate market value of $550,138.	500,000	500,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $1,002,722; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $15,185; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $15,486.	15,182	15,182
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $14,426; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $14,711.	14,423	14,423
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $13,705; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $13,976.	13,702	13,702
ING Financial Markets LLC Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $2,000,425; collateralized by U.S. Government Agency Obligations with rates ranging from 1.200% - 6.250%, maturity dates ranging from 09/12/19 - 07/15/32, and an aggregate market value of $2,040,012.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $1,313,405; collateralized by various Common Stock with an aggregate market value of $1,375,001.	1,250,000	1,250,000
Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $100,770; collateralized by various Common Stock with an aggregate market value of $110,000.	100,000	100,000
NBC Global Finance, Ltd. Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $19,535; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $20,764.	19,381	19,381
Societe Generale
Repurchase Agreement dated 03/16/18 at 2.510%, due on 04/01/19 with a maturity value of $65,019; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $70,444.	63,337	63,337
Repurchase Agreement dated 03/21/18 at 2.510%, due on 04/01/19 with a maturity value of $4,104,862; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $4,448,807.	4,000,000	4,000,000
Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $800,395; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $889,761.	800,000	800,000
Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $700,346; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $778,541.	700,000	700,000

		14,474,654

Time Deposits—1.9%
Australia & New Zealand Banking Group, Ltd. 2.450%, 04/01/19	1,000,000	1,000,000
Canadian Imperial Bank of Commerce 2.400%, 04/01/19	1,000,000	1,000,000
Den Norske Bank 2.360%, 04/01/19	500,000	500,000
DZ Bank AG New York 2.430%, 04/01/19	1,000,000	1,000,000
National Australia Bank, Ltd. 2.430%, 04/01/19	1,000,000	1,000,000

BHFTI-227

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
Nordea Bank New York 2.350%, 04/01/19	1,000,000	$1,000,000
Royal Bank of Canada 2.450%, 04/01/19	1,000,000	1,000,000
Skandi New York
2.380%, 04/01/19	1,000,000	1,000,000
Svenska, New York 2.360%, 04/01/19	1,000,000	1,000,000

		8,500,000

Total Securities Lending Reinvestments (Cost $26,969,298)		26,969,275

Total Investments—105.1% (Cost $380,436,141)		465,148,706
Other assets and liabilities (net)—(5.1)%		(22,479,402)

Net Assets—100.0%		$442,669,304

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $26,856,163 and the collateral received consisted of cash in the amount of $26,961,083 and non-cash collateral with a value of $171,403. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Principal amount of security is adjusted for inflation.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2019, the market value of 144A securities was $31,317,309, which is 7.1% of net assets.

Country Diversification as of March 31, 2019 (Unaudited)	% of Net Assets
United States	63.2
United Kingdom	6.8
France	4.0
Switzerland	3.9
China	3.0
Canada	2.9
Hong Kong	2.8
Japan	1.6
Sweden	1.2
India	1.2

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	190,000	UBSA	06/19/19	USD	134,547	$558
CAD	100,000	UBSA	06/19/19	USD	74,724	252
EUR	8,350,000	MSC	06/19/19	USD	9,505,118	(76,771)
GBP	925,000	UBSA	06/19/19	USD	1,217,199	(7,758)
JPY	1,442,535,000	CSI	06/19/19	USD	13,051,037	43,822
MXN	4,810,000	MSC	06/19/19	USD	243,362	1,378
NOK	1,065,000	UBSA	06/19/19	USD	125,215	(1,366)

Contracts to Deliver
BRL	12,240,000	BOA	06/04/19	USD	3,250,996	138,913
COP	3,029,855,000	CSI	06/19/19	USD	950,337	3,852
EUR	110,000	MSC	06/19/19	USD	125,100	894
NOK	1,065,000	UBSA	06/19/19	USD	123,277	(573)
THB	24,000,000	UBSA	06/19/19	USD	757,265	(521)

Cross Currency Contracts to Buy
EUR	110,093	CSI	06/19/19	NOK	1,065,000	461
EUR	598,978	CSI	06/19/19	NOK	5,900,000	(9,782)

Net Unrealized Appreciation						$93,359

BHFTI-228

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Schedule of Investments as of March 31, 2019 (Unaudited)

Glossary of Abbreviations

Counterparties

(BOA)—	Bank of America N.A.
(CSI)—	Credit Suisse International
(MSC)—	Morgan Stanley & Co.
(UBSA)—	UBS AG

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(THB)—	Thai Baht
(ZAR)—	South African Rand

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt

BHFTI-229

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio (formerly, Loomis Sayles Global Markets Portfolio)

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$10,318,401	$6,762,551	$—	$17,080,952
Banks	8,259,723	4,670,843	—	12,930,566
Capital Markets	18,247,598	5,682,948	—	23,930,546
Chemicals	22,822,857	—	—	22,822,857
Electronic Equipment, Instruments & Components	—	6,640,405	—	6,640,405
Food Products	3,716,192	9,960,840	—	13,677,032
Health Care Equipment & Supplies	14,137,098	—	—	14,137,098
Health Care Providers & Services	9,847,130	—	—	9,847,130
Hotels, Restaurants & Leisure	11,731,441	—	—	11,731,441
Household Durables	3,901,470	—	—	3,901,470
Industrial Conglomerates	15,546,640	—	—	15,546,640
Insurance	—	19,196,085	—	19,196,085
Interactive Media & Services	21,595,964	—	—	21,595,964
Internet & Direct Marketing Retail	26,652,198	—	—	26,652,198
IT Services	16,553,049	6,237,520	—	22,790,569
Life Sciences Tools & Services	7,190,958	—	—	7,190,958
Machinery	8,426,370	4,986,138	—	13,412,508
Oil, Gas & Consumable Fuels	3,229,648	—	—	3,229,648
Real Estate Management & Development	8,105,300	—	—	8,105,300
Semiconductors & Semiconductor Equipment	7,853,529	—	—	7,853,529
Software	4,808,510	10,021,381	—	14,829,891
Total Common Stocks	222,944,076	74,158,711	—	297,102,787
Total Corporate Bonds & Notes*	—	79,062,257	—	79,062,257
Total Foreign Government*	—	30,237,637	—	30,237,637
Total U.S. Treasury & Government Agencies*	—	16,413,647	—	16,413,647
Total Convertible Bonds*	—	2,328,772	—	2,328,772
Total Municipals	—	1,251,777	—	1,251,777
Convertible Preferred Stocks
Oil, Gas & Consumable Fuels	—	278,471	—	278,471
Pipelines	311,694	—	—	311,694
Total Convertible Preferred Stocks	311,694	278,471	—	590,165
Total Mortgage-Backed Securities*	—	348,699	—	348,699
Total Short-Term Investments*	—	10,843,690	—	10,843,690
Total Securities Lending Reinvestments*	—	26,969,275	—	26,969,275
Total Investments	$223,255,770	$241,892,936	$—	$465,148,706

Collateral for Securities Loaned (Liability)	$—	$(26,961,083)	$—	$(26,961,083)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$190,130	$—	$190,130
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(96,771)	—	(96,771)
Total Forward Contracts	$—	$93,359	$—	$93,359

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-230

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Mutual Funds—74.8% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Investment Companies—74.8%
MetLife Aggregate Bond Index Portfolio (Class A) (a)	69,027,171	$749,635,075
MetLife Mid Cap Stock Index Portfolio (Class A) (a)	4,306,306	80,398,727
MetLife MSCI EAFE Index Portfolio (Class A) (a)	16,116,418	216,282,325
MetLife Russell 2000 Index Portfolio (Class A) (a)	1,530,361	31,800,910
MetLife Stock Index Portfolio (Class A) (a)	6,000,507	321,987,215

Total Mutual Funds (Cost $1,340,260,766)		1,400,104,252

Short-Term Investments—25.1%

Discount Notes—15.9%
Fannie Mae 2.375%, 05/08/19 (b)	5,000,000	4,987,564
Federal Home Loan Bank Zero Coupon, 04/01/19	22,000,000	22,000,000
1.623%, 04/03/19 (b)	65,000,000	64,991,261
1.947%, 04/05/19 (b)	27,000,000	26,992,740
2.165%, 04/09/19 (b)	41,000,000	40,977,951
2.186%, 04/11/19 (b)	4,000,000	3,997,311
2.345%, 04/24/19 (b)	30,000,000	29,953,617
2.401%, 05/15/19 (b)	24,000,000	23,929,013
2.404%, 05/10/19 (b)	12,000,000	11,968,540
2.413%, 05/31/19 (b)	4,000,000	3,983,867
2.422%, 06/07/19 (b)	9,900,000	9,855,412
2.422%, 06/12/19 (b)	9,000,000	8,956,440
2.463%, 07/15/19 (b)	25,000,000	24,823,542
Freddie Mac
2.135%, 04/08/19 (b)	3,000,000	2,998,588
2.302%, 04/17/19 (b)	18,000,000	17,980,640

		298,396,486

U.S. Treasury—9.2%
U.S. Treasury Bills
1.817%, 04/04/19 (b) (c)	25,000,000	24,995,079
2.162%, 04/09/19 (b)	6,000,000	5,996,817
2.263%, 04/16/19 (b)	6,500,000	6,493,524
2.294%, 04/18/19 (b)	64,000,000	63,927,668
2.313%, 04/23/19 (b) (c) (d)	38,000,000	37,944,266
2.396%, 06/27/19 (b) (c) (d)	23,000,000	22,869,333
2.418%, 07/11/19 (b) (c)	10,000,000	9,933,473

		172,160,160

Total Short-Term Investments (Cost $470,555,109)		470,556,646

Total Investments—99.9% (Cost $1,810,815,875)		1,870,660,898
Other assets and liabilities (net)—0.1%		1,311,789

Net Assets—100.0%		$1,871,972,687

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	The rate shown represents current yield to maturity.
(c)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2019, the market value of securities pledged was $46,093,571.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2019, the market value of securities pledged was $30,574,055.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation
MSCI EAFE Index Mini Futures	06/21/19	2,236	USD	208,663,520	$2,141,109
Russell 2000 Index E-Mini Futures	06/21/19	418	USD	32,265,420	82,119
S&P 500 Index E-Mini Futures	06/21/19	2,225	USD	315,705,250	7,621,371
S&P Midcap 400 Index E-Mini Futures	06/21/19	423	USD	80,412,300	766,991

Net Unrealized Appreciation					$10,611,590

BHFTI-231

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3M LIBOR	Quarterly	2.640%	Semi-Annually	06/13/29	USD	97,000,000	$1,820,341	$26,783	$1,793,558
Pay	3M LIBOR	Quarterly	2.680%	Semi-Annually	04/09/29	USD	98,000,000	2,209,596	61,038	2,148,558
Pay	3M LIBOR	Quarterly	2.690%	Semi-Annually	05/14/29	USD	97,000,000	2,263,097	(3,471)	2,266,568
Pay	3M LIBOR	Quarterly	2.900%	Semi-Annually	03/12/29	USD	97,000,000	4,096,097	162,089	3,934,008
Pay	3M LIBOR	Quarterly	3.280%	Semi-Annually	01/22/29	USD	98,000,000	7,388,034	20,671	7,367,363
Pay	3M LIBOR	Quarterly	3.280%	Semi-Annually	02/07/29	USD	97,000,000	7,318,698	(33,103)	7,351,801

Totals								$25,095,863	$234,007	$24,861,856

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,400,104,252	$—	$—	$1,400,104,252
Total Short-Term Investments*	—	470,556,646	—	470,556,646
Total Investments	$1,400,104,252	$470,556,646	$—	$1,870,660,898

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$10,611,590	$—	$—	$10,611,590
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$24,861,856	$—	$24,861,856

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-232

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—98.4% of Net Assets

Security Description	Shares	Value

Australia—3.2%
APA Group	1,403,632	$9,975,716
Brambles, Ltd.	2,089,450	17,499,200
Caltex Australia, Ltd.	547,491	10,203,619
Oil Search, Ltd.	1,478,075	8,209,306
Sonic Healthcare, Ltd.	554,237	9,679,014

		55,566,855

Belgium—1.1%
KBC Group NV	271,762	19,004,399

Brazil—0.4%
Ambev S.A. (ADR)	1,519,496	6,533,833

Canada—2.6%
Constellation Software, Inc.	8,027	6,802,542
Enbridge, Inc.	316,044	11,446,500
Ritchie Bros Auctioneers, Inc.	268,661	9,121,226
TMX Group, Ltd.	276,022	17,777,688

		45,147,956

China—1.4%
51job, Inc. (ADR) (a) (b)	36,677	2,856,405
China Resources Gas Group, Ltd.	2,236,424	10,540,488
Yum China Holdings, Inc.	237,836	10,681,215

		24,078,108

Denmark—1.9%
Novo Nordisk A/S - Class B	635,482	33,270,502

France—9.6%
BNP Paribas S.A.	476,912	22,857,201
Danone S.A.	246,443	19,009,099
EssilorLuxottica S.A.	180,384	19,713,104
L’Oreal S.A.	75,635	20,356,234
Legrand S.A.	269,590	18,072,538
LVMH Moet Hennessy Louis Vuitton SE	89,285	32,926,531
Schneider Electric SE	433,858	34,120,285

		167,054,992

Germany—7.8%
adidas AG	73,941	17,963,461
Bayer AG	344,741	22,280,077
E.ON SE	1,190,567	13,240,363
GEA Group AG	442,370	11,587,229
Grand City Properties S.A.	891,243	21,511,242
LEG Immobilien AG	193,162	23,715,361
Scout24 AG	149,720	7,747,795
Symrise AG	211,643	19,060,257

		137,105,785

Greece—0.5%
Hellenic Telecommunications Organization S.A.	706,638	9,470,449

Hong Kong—3.8%
AIA Group, Ltd.	3,470,028	34,540,672
CLP Holdings, Ltd.	1,250,500	14,509,961
Techtronic Industries Co., Ltd.	2,578,000	17,379,638

		66,430,271

India—1.3%
HDFC Bank, Ltd.	696,979	23,282,696

Ireland—1.4%
AIB Group plc	3,945,141	17,723,347
Paddy Power Betfair plc	91,771	7,108,565

		24,831,912

Israel—1.5%
Check Point Software Technologies, Ltd. (b)	115,505	14,610,227
Mellanox Technologies, Ltd. (b)	95,146	11,261,481

		25,871,708

Italy—2.5%
Cerved Group S.p.A.	421,422	4,190,601
Eni S.p.A.	912,152	16,113,700
Intesa Sanpaolo S.p.A.	9,310,467	22,689,381

		42,993,682

Japan—18.3%
AEON Financial Service Co., Ltd.	911,799	18,575,999
Daikin Industries, Ltd.	211,500	24,846,034
Hitachi, Ltd.	359,000	11,664,005
Japan Tobacco, Inc.	574,831	14,278,423
Kansai Paint Co., Ltd.	421,800	8,055,941
Kao Corp.	172,100	13,586,837
KDDI Corp.	895,100	19,307,840
Koito Manufacturing Co., Ltd.	308,100	17,535,006
Kubota Corp.	1,337,000	19,404,101
Kyocera Corp.	94,600	5,572,182
Mitsubishi UFJ Financial Group, Inc.	3,482,000	17,282,019
Nitto Denko Corp.	171,200	9,025,656
Nomura Research Institute, Ltd.	276,000	12,584,471
Santen Pharmaceutical Co., Ltd.	1,563,600	23,411,067
SoftBank Group Corp.	234,700	22,875,239
Sundrug Co., Ltd.	355,770	9,827,979
Terumo Corp.	810,200	24,794,537
TOTO, Ltd.	439,100	18,673,218
USS Co., Ltd.	977,300	18,184,459
Yamato Holdings Co., Ltd.	378,666	9,797,160

		319,282,173

Malaysia—0.2%
Malaysia Airports Holdings Bhd	2,242,100	3,980,140

Netherlands—2.1%
Akzo Nobel NV	268,511	23,816,641
Euronext NV	212,415	13,480,761

		37,297,402

BHFTI-233

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Portugal—0.9%
Galp Energia SGPS S.A.	963,289	$15,422,588

South Korea—1.0%
NAVER Corp.	93,450	10,223,613
Samsung Electronics Co., Ltd.	198,669	7,812,573

		18,036,186

Spain—2.7%
Aena SME S.A.	64,463	11,611,154
Amadeus IT Group S.A.	190,965	15,304,743
Bankia S.A.	717,334	1,860,619
Iberdrola S.A.	2,155,314	18,929,092

		47,705,608

Sweden—0.9%
Tele2 AB - B Shares	471,775	6,275,775
Telefonaktiebolaget LM Ericsson - B Shares (a)	943,799	8,659,095

		14,934,870

Switzerland—13.0%
Cie Financiere Richemont S.A.	192,489	14,042,100
Dufry AG (b)	58,492	6,153,120
Julius Baer Group, Ltd. (b)	425,421	17,216,541
Nestle S.A.	569,478	54,349,188
Roche Holding AG	176,166	48,561,841
Schindler Holding AG (Participation Certificate)	77,469	16,076,105
Sika AG	121,023	16,925,525
Swiss Re AG	116,048	11,344,226
UBS Group AG (b)	2,063,886	25,054,703
Zurich Insurance Group AG	55,098	18,255,101

		227,978,450

Taiwan—1.4%
Silicon Motion Technology Corp. (ADR)	116,354	4,612,273
Taiwan Semiconductor Manufacturing Co., Ltd.	2,454,468	19,635,587

		24,247,860

Thailand—0.6%
Advanced Info Service PCL (c)	1,785,100	10,350,036

United Kingdom—13.8%
Barclays plc	7,499,836	15,153,413
BP plc	3,940,651	28,766,597
British American Tobacco plc	642,195	26,792,755
Cairn Energy plc (b)	3,283,800	6,922,115
Croda International plc (b)	347,938	22,901,909
Hiscox, Ltd.	762,885	15,524,300
Just Eat plc (b)	1,058,993	10,370,591
Linde plc	219,537	38,453,292
Melrose Industries plc	3,436,901	8,213,093
Reckitt Benckiser Group plc	265,786	22,147,322
RELX plc	1,002,049	21,427,496

United Kingdom—(Continued)
Rio Tinto plc	392,576	22,840,558
Tesco plc	445,003	1,346,181

		240,859,622

United States—4.5%
Aon plc (a)	149,487	25,517,431
Cadence Design Systems, Inc. (b)	103,411	6,567,633
Cognizant Technology Solutions Corp. - Class A	274,047	19,854,705
EPAM Systems, Inc. (a) (b)	84,280	14,254,276
MasterCard, Inc. - Class A	55,946	13,172,486

		79,366,531

Total Common Stocks (Cost $1,523,454,727)		1,720,104,614

Short-Term Investment—0.7%

Repurchase Agreement—0.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $12,273,109; collateralized by U.S. Treasury Note at 2.500%, maturing 01/15/22, with a market value of $12,520,297.	12,271,882	12,271,882

Total Short-Term Investments (Cost $12,271,882)		12,271,882

Securities Lending Reinvestments (d)—0.8%

Certificates of Deposit—0.2%
Svenska Handelsbanken AB 2.851%, 3M LIBOR + 0.100%, 04/30/19 (e)	1,000,000	1,000,270
Wells Fargo Bank N.A. 2.939%, 3M LIBOR + 0.140%, 07/11/19 (e)	1,500,000	1,499,882

		2,500,152

Commercial Paper—0.1%
Westpac Banking Corp. 2.766%, 1M LIBOR + 0.280%, 05/24/19 (e)	1,000,000	1,000,427

Repurchase Agreements—0.4%
Barclays Capital, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $1,847,815; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 01/15/22 - 11/15/46, and an aggregate market value of $1,884,371.	1,847,422	1,847,422
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $501,361; collateralized by various Common Stock with an aggregate market value of $550,000.	500,000	500,000

BHFTI-234

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $200,041; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $204,000.	200,000	$200,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $200,047; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $204,000.	200,000	200,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $200,042; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $204,000.	200,000	200,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $1,576,085; collateralized by various Common Stock with an aggregate market value of $1,650,001.	1,500,000	1,500,000
NBC Global Finance, Ltd. Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $302,377; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $321,407.	300,000	300,000
Societe Generale
Repurchase Agreement dated 03/16/18 at 2.510%, due on 04/01/19 with a maturity value of $1,231,877; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $1,334,642.	1,200,000	1,200,000
Repurchase Agreement dated 03/21/18 at 2.510%, due on 04/01/19 with a maturity value of $513,108; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $556,101.	500,000	500,000

		6,447,422

Time Deposits—0.1%
Australia & New Zealand Banking Group, Ltd. 2.450%, 04/01/19	500,000	500,000
Den Norske Bank 2.360%, 04/01/19	500,000	500,000
DZ Bank AG New York 2.430%, 04/01/19	500,000	500,000
Natixis New York 2.400%, 04/01/19	500,000	500,000

Time Deposits—(Continued)
Nordea Bank New York 2.350%, 04/01/19	500,000	500,000

		2,500,000

Total Securities Lending Reinvestments (Cost $12,447,422)		12,448,001

Total Investments—99.9% (Cost $1,548,174,031)		1,744,824,497
Other assets and liabilities (net)—0.1%		2,504,245

Net Assets—100.0%		$1,747,328,742

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $12,092,819 and the collateral received consisted of cash in the amount of $12,447,422. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Illiquid security. As of March 31, 2019, these securities represent 0.6% of net assets.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(LIBOR)—	London Interbank Offered Rate

Ten Largest Industries as of March 31, 2019 (Unaudited)	% of Net Assets
Banks	8.0
Chemicals	7.9
Pharmaceuticals	7.3
Insurance	6.0
Oil, Gas & Consumable Fuels	5.6
Textiles, Apparel & Luxury Goods	4.8
IT Services	4.3
Capital Markets	4.2
Food Products	4.2
Electrical Equipment	3.5

BHFTI-235

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$55,566,855	$—	$55,566,855
Belgium	—	19,004,399	—	19,004,399
Brazil	6,533,833	—	—	6,533,833
Canada	45,147,956	—	—	45,147,956
China	13,537,620	10,540,488	—	24,078,108
Denmark	—	33,270,502	—	33,270,502
France	—	167,054,992	—	167,054,992
Germany	—	137,105,785	—	137,105,785
Greece	—	9,470,449	—	9,470,449
Hong Kong	—	66,430,271	—	66,430,271
India	—	23,282,696	—	23,282,696
Ireland	—	24,831,912	—	24,831,912
Israel	25,871,708	—	—	25,871,708
Italy	—	42,993,682	—	42,993,682
Japan	—	319,282,173	—	319,282,173
Malaysia	—	3,980,140	—	3,980,140
Netherlands	—	37,297,402	—	37,297,402
Portugal	—	15,422,588	—	15,422,588
South Korea	—	18,036,186	—	18,036,186
Spain	—	47,705,608	—	47,705,608
Sweden	—	14,934,870	—	14,934,870
Switzerland	—	227,978,450	—	227,978,450
Taiwan	4,612,273	19,635,587	—	24,247,860
Thailand	10,350,036	—	—	10,350,036
United Kingdom	—	240,859,622	—	240,859,622
United States	79,366,531	—	—	79,366,531
Total Common Stocks	185,419,957	1,534,684,657	—	1,720,104,614
Total Short-Term Investment*	—	12,271,882	—	12,271,882
Total Securities Lending Reinvestments*	—	12,448,001	—	12,448,001
Total Investments	$185,419,957	$1,559,404,540	$—	$1,744,824,497

Collateral for Securities Loaned (Liability)	$—	$(12,447,422)	$—	$(12,447,422)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-236

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio (formerly, Morgan Stanley Mid Cap Growth Portfolio)

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—96.1% of Net Assets

Security Description	Shares	Value

Biotechnology—4.7%
Alnylam Pharmaceuticals, Inc. (a) (b)	70,687	$6,605,700
Bluebird Bio, Inc. (a)	12,960	2,038,997
Covetrus, Inc. (a)	746,751	23,784,019
Editas Medicine, Inc. (a) (b)	75,806	1,853,457
Exact Sciences Corp. (a) (b)	219,616	19,023,138
Intellia Therapeutics, Inc. (a) (b)	102,357	1,748,258
Intrexon Corp. (a) (b)	161,913	851,662
Moderna, Inc. (a) (b)	187,840	3,822,544

		59,727,775

Capital Markets—1.0%
MarketAxess Holdings, Inc. (b)	51,821	12,752,112

Entertainment—5.0%
Spotify Technology S.A. (a)	452,880	62,859,744

Health Care Equipment & Supplies—6.4%
DexCom, Inc. (a)	404,978	48,232,880
LivaNova plc (a)	135,624	13,189,434
Penumbra, Inc. (a) (b)	130,391	19,168,781

		80,591,095

Health Care Providers & Services—7.2%
Agilon Health, Inc. (a) (c) (d) (e)	12,946	4,895,659
Guardant Health, Inc. (a) (b)	251,824	19,314,901
HealthEquity, Inc. (a) (b)	891,171	65,928,831

		90,139,391

Health Care Technology—7.0%
Veeva Systems, Inc. - Class A (a)	692,654	87,870,086

Interactive Media & Services—9.0%
ANGI Homeservices, Inc. - Class A (a)	1,146,424	17,700,786
Match Group, Inc.	231,029	13,078,552
Twitter, Inc. (a)	1,687,575	55,487,466
Zillow Group, Inc. - Class C (a) (b)	792,412	27,528,393

		113,795,197

Internet & Direct Marketing Retail—9.3%
Farfetch, Ltd. - Class A (a) (b)	992,938	26,719,961
GrubHub, Inc. (a) (b)	248,764	17,281,635
MercadoLibre, Inc. (a)	61,671	31,312,217
Overstock.com, Inc. (a) (b)	631,937	10,502,793
Wayfair, Inc. - Class A (a) (b)	208,578	30,963,404

		116,780,010

IT Services—24.2%
Adyen NV (a)	27,264	21,385,809
MongoDB, Inc. (a) (b)	619,385	91,061,983
Okta, Inc. (a) (b)	544,761	45,068,077
Shopify, Inc. - Class A (a) (b)	252,008	52,069,893
Square, Inc. - Class A (a)	592,315	44,376,240
Twilio, Inc. - Class A (a)	392,094	50,650,703

		304,612,705

Pharmaceuticals—0.1%
Nektar Therapeutics (a) (b)	26,390	886,704

Software—19.8%
Atlassian Corp. plc - Class A (a) (b)	177,352	19,932,591
Constellation Software, Inc.	23,702	20,086,441
Coupa Software, Inc. (a) (b)	685,385	62,356,327
Elastic NV (a) (b)	239,395	19,120,479
Guidewire Software, Inc. (a) (b)	203,744	19,795,767
Smartsheet, Inc. - Class A (a)	1,096,516	44,726,888
Trade Desk, Inc. (The) - Class A (a) (b)	102,252	20,240,783
Ultimate Software Group, Inc. (The) (a)	63,858	21,081,442
Zendesk, Inc. (a)	262,436	22,307,060

		249,647,778

Specialty Retail—2.4%
Carvana Co. (a) (b)	525,450	30,507,627

Total Common Stocks (Cost $962,564,574)		1,210,170,224

Convertible Preferred Stock—1.9%

Internet & Direct Marketing Retail—1.9%
Airbnb, Inc. - Series D (a) (c) (d) (e) (Cost $7,659,587)	188,136	23,977,933

Preferred Stocks—0.3%

Software—0.3%
Palantir Technologies, Inc. - Series G (a) (c) (d) (e)	541,563	2,317,889
Palantir Technologies, Inc. - Series H (a) (c) (d) (e)	174,289	745,957
Palantir Technologies, Inc. - Series H-1 (a) (c) (d) (e)	174,289	745,957

Total Preferred Stocks (Cost $2,880,692)		3,809,803

Escrow Shares—0.0%

Internet & Direct Marketing Retail—0.0%
Flipkart Escrow Receivable (a) (c) (d) (e) (Cost $0)	60,812	155,679

Short-Term Investment—2.1%

Repurchase Agreement—2.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $26,888,303; collateralized by U.S. Treasury Note at 2.500%, maturing 01/15/22, with a market value of $27,426,136.	26,885,614	26,885,614

Total Short-Term Investments (Cost $26,885,614)		26,885,614

BHFTI-237

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio (formerly, Morgan Stanley Mid Cap Growth Portfolio)

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (f)—27.9%

Security Description	Principal Amount*	Value

Bank Note—0.3%
Bank of America N.A. 2.714%, 1M LIBOR + 0.230%, 07/15/19 (g)	4,000,000	$4,000,000

Certificates of Deposit—17.1%
ABN AMRO Bank NV Zero Coupon, 07/05/19	9,912,326	9,930,200
Bank of Montreal (Chicago) 2.813%, 1M LIBOR + 0.330%, 08/06/19 (g)	6,000,000	6,005,796
Bank of Nova Scotia 2.860%, SOFR + 0.430%, 05/16/19 (g)	4,000,000	3,999,997
Barclays Bank plc 2.950%, 08/02/19	10,000,000	10,002,700
BNP Paribas S.A. New York
2.784%, 3M LIBOR + 0.050%, 11/06/19 (g)	3,000,000	3,000,000
2.790%, 1M LIBOR + 0.300%, 06/04/19 (g)	3,000,000	3,001,110
Canadian Imperial Bank of Commerce
2.734%, 1M LIBOR + 0.250%, 10/15/19 (g)	8,000,000	8,006,560
2.752%, 1M LIBOR + 0.270%, 07/19/19 (g)	4,000,000	4,002,444
Commonwealth Bank of Australia
2.709%, 1M LIBOR + 0.210%, 09/13/19 (g)	5,000,000	5,000,000
2.901%, 3M LIBOR + 0.140%, 04/23/19 (g)	3,000,000	3,000,738
Cooperative Rabobank UA 2.933%, 3M LIBOR + 0.150%, 01/08/20 (g)	5,000,000	5,002,215
Credit Agricole S.A.
2.698%, 1M LIBOR + 0.210%, 12/20/19 (g)	10,000,000	10,000,520
2.807%, 1M LIBOR + 0.320%, 05/21/19 (g)	3,000,000	3,000,774
Credit Industriel et Commercial 2.887%, 3M LIBOR + 0.090%, 10/15/19 (g)	5,000,000	5,001,815
Credit Suisse AG 2.620%, 04/01/19	7,000,000	7,000,098
HSBC Bank USA, N.A. 2.738%, 3M LIBOR + 0.000%, 08/05/19 (g)	3,000,000	2,999,731
Industrial & Commercial Bank of China, Ltd. 2.710%, 05/21/19	8,000,000	8,000,672
KBC Bank NV Zero Coupon, 04/23/19	4,965,732	4,992,900
Mizuho Bank, Ltd. Zero Coupon, 05/28/19	2,980,113	2,987,543
Mizuho Bank, Ltd., New York
2.789%, 1M LIBOR + 0.300%, 05/01/19 (g)	4,000,000	4,000,788
2.908%, 04/03/19	5,007,967	4,999,563
Nationwide Building Society Zero Coupon, 06/24/19	4,953,794	4,968,444
Natixis New York
2.910%, SOFR + 0.480%, 06/12/19 (g)	1,000,000	1,000,000
2.788%, 3M LIBOR + 0.090%, 05/10/19 (g)	5,000,000	5,001,070
Royal Bank of Canada New York 2.692%, 1M LIBOR + 0.210%, 09/17/19 (g)	3,000,000	3,001,686
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (g)	7,000,000	7,000,462
Societe Generale
2.863%, 3M LIBOR + 0.200%, 08/21/19 (g)	5,005,769	5,002,840
2.899%, 3M LIBOR + 0.160%, 05/07/19 (g)	2,000,000	2,000,504
Standard Chartered plc
2.660%, 08/23/19	10,000,000	10,001,780
3.009%, 3M LIBOR + 0.230%, 04/24/19 (g)	3,000,000	3,000,372

Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp. 2.683%, 1M LIBOR + 0.190%, 04/11/19 (g)	3,000,000	3,000,114
Sumitomo Mitsui Banking Corp., New York 2.651%, 1M LIBOR + 0.170%, 08/07/19 (g)	4,000,071	4,000,704
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 05/20/19	6,933,969	6,974,660
2.904%, 3M LIBOR + 0.100%, 07/08/19 (g)	4,000,000	3,999,992
Svenska Handelsbanken AB
2.799%, 1M LIBOR + 0.300%, 10/31/19 (g)	4,000,000	4,004,532
2.851%, 3M LIBOR + 0.100%, 04/30/19 (g)	7,000,000	7,001,890
2.873%, 1M LIBOR + 0.380%, 12/10/19 (g)	2,000,000	2,003,516
Toronto-Dominion Bank 2.692%, 1M LIBOR + 0.210%, 09/17/19 (g)	3,000,000	3,001,542
U.S. Bank N.A. 2.746%, 1M LIBOR + 0.260%, 07/23/19 (g)	5,000,000	5,002,050
Wells Fargo Bank N.A. 2.939%, 3M LIBOR + 0.140%, 07/11/19 (g)	13,000,000	12,998,978
Westpac Banking Corp. 2.710%, FEDEFF PRV + 0.300%, 02/14/20 (g)	8,000,000	7,999,955

		214,901,255

Commercial Paper—5.9%
Alpine Securities Ltd. 2.669%, 1M LIBOR + 0.180%, 04/03/19 (g)	3,500,000	3,500,045
Bank of China, Ltd.
2.890%, 04/17/19	6,949,425	6,990,053
2.890%, 04/18/19	3,972,384	3,994,008
Barton Capital S.A. 2.650%, 05/02/19	1,986,750	1,995,160
China Construction Bank Corp.
2.840%, 04/29/19	3,970,338	3,991,160
2.860%, 04/18/19	2,978,550	2,995,743
HSBC Bank plc 2.819%, 1M LIBOR + 0.320%, 07/30/19 (g)	4,000,000	4,000,000
Industrial & Commercial Bank of China, Corp. 2.920%, 04/15/19	4,961,878	4,993,720
ING Funding LLC
2.778%, 3M LIBOR + 0.040%, 11/04/19 (g)	8,000,000	8,001,112
2.807%, 3M LIBOR + 0.110%, 05/10/19 (g)	5,000,000	5,001,235
Matchpoint Finance plc
2.450%, 04/01/19	4,998,979	4,998,905
2.890%, 05/08/19	2,956,409	2,991,177
Royal Bank of Canada 2.957%, 3M LIBOR + 0.160%, 01/14/20 (g)	2,000,000	2,002,090
Sheffield Receivables Co. 2.900%, SOFR + 0.470%, 05/30/19 (g)	2,000,000	2,000,000
Toronto-Dominion Bank 2.832%, 1M LIBOR + 0.350%, 11/05/19 (g)	2,000,000	2,002,792
Toyota Motor Credit Corp. 2.620%, 08/29/19	9,871,183	9,891,150
Westpac Banking Corp. 2.766%, 1M LIBOR + 0.280%, 05/24/19 (g)	5,000,000	5,002,135

		74,350,485

BHFTI-238

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio (formerly, Morgan Stanley Mid Cap Growth Portfolio)

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—3.0%
Barclays Capital, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $4,093,587; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 01/15/22 - 11/15/46, and an aggregate market value of $4,174,573.	4,092,718	$4,092,718
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $13,102,173; collateralized by various Common Stock with an aggregate market value of $14,303,587.	13,000,000	13,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $4,010,889; collateralized by various Common Stock with an aggregate market value of $4,400,001.	4,000,000	4,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $100,020; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $102,000.	100,000	100,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $99,000; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $100,957.	98,977	98,977
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $300,063; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $306,000.	300,000	300,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $2,000,458; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $10,507,236; collateralized by various Common Stock with an aggregate market value of $11,000,007.	10,000,000	10,000,000
Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $2,519,257; collateralized by various Common Stock with an aggregate market value of $2,750,000.	2,500,000	2,500,000
NBC Global Finance, Ltd. Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $1,209,509; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $1,285,627.	1,200,000	1,200,000

		37,291,695

Time Deposits—1.6%
Den Norske Bank 2.360%, 04/01/19	2,000,000	2,000,001
DNB Bank ASA 2.350%, 04/01/19	5,000,000	5,000,000
DZ Bank AG New York 2.430%, 04/01/19	1,000,000	1,000,000
National Australia Bank, Ltd. 2.430%, 04/01/19	2,000,000	2,000,000
Natixis New York
2.400%, 04/01/19	1,000,000	1,000,000
Nordea Bank New York 2.350%, 04/01/19	5,000,000	5,000,000
Skandi New York 2.380%, 04/01/19	2,000,000	2,000,000
Svenska, New York 2.360%, 04/01/19	2,000,000	2,000,000

		20,000,001

Total Securities Lending Reinvestments (Cost $350,492,126)		350,543,436

Total Purchased Options—0.0% (h) (Cost $3,504,356)		433,977

Total Investments—128.3% (Cost $1,353,986,949)		1,615,976,666
Other assets and liabilities (net)—(28.3)%		(356,495,798)

Net Assets—100.0%		$1,259,480,868

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $364,142,781 and the collateral received consisted of cash in the amount of $350,197,332 and non-cash collateral with a value of $18,048,866. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2019, these securities represent 2.6% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2019, the market value of restricted securities was $32,839,074, which is 2.6% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.

BHFTI-239

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio (formerly, Morgan Stanley Mid Cap Growth Portfolio)

Schedule of Investments as of March 31, 2019 (Unaudited)

(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	For a breakout of open positions, see details shown in the Purchased Options table that follows.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Agilon Health, Inc.	11/07/18	12,946	$4,895,659	$4,895,659
Airbnb, Inc. - Series D	04/16/14	188,136	7,659,587	23,977,933
Flipkart Escrow Receivable	08/20/18	60,812	—	155,679
Palantir Technologies, Inc. - Series G	07/19/12	541,563	1,657,183	2,317,889
Palantir Technologies, Inc. - Series H	10/25/13	174,289	611,755	745,957
Palantir Technologies, Inc. - Series H-1	10/25/13	174,289	611,754	745,957

				$32,839,074

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
USD Call/CNH Put	USD	8.001	NWM	10/21/19	200,130,961	USD	200,130,961	$1,176,770	$45,830	$(1,130,940)
USD Call/CNH Put	USD	7.784	NWM	07/03/19	254,071,950	USD	254,071,950	1,237,945	3,303	(1,234,642)
USD Call/CNH Put	USD	7.580	BNP	01/17/20	212,856,455	USD	212,856,455	1,089,641	384,844	(704,796)

Totals								$3,504,356	$433,977	$(3,070,378)

Glossary of Abbreviations

Counterparties

(BNP)—	BNP Paribas S.A.
(NWM)—	Natwest Markets plc

Currencies

(CNH)—	Chinese Renminbi
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTI-240

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio (formerly, Morgan Stanley Mid Cap Growth Portfolio)

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Biotechnology	$59,727,775	$—	$—	$59,727,775
Capital Markets	12,752,112	—	—	12,752,112
Entertainment	62,859,744	—	—	62,859,744
Health Care Equipment & Supplies	80,591,095	—	—	80,591,095
Health Care Providers & Services	85,243,732	—	4,895,659	90,139,391
Health Care Technology	87,870,086	—	—	87,870,086
Interactive Media & Services	113,795,197	—	—	113,795,197
Internet & Direct Marketing Retail	116,780,010	—	—	116,780,010
IT Services	304,612,705	—	—	304,612,705
Pharmaceuticals	886,704	—	—	886,704
Software	249,647,778	—	—	249,647,778
Specialty Retail	30,507,627	—	—	30,507,627
Total Common Stocks	1,205,274,565	—	4,895,659	1,210,170,224
Total Convertible Preferred Stock*	—	—	23,977,933	23,977,933
Total Preferred Stocks*	—	—	3,809,803	3,809,803
Total Escrow Shares*	—	—	155,679	155,679
Total Short-Term Investment*	—	26,885,614	—	26,885,614
Total Securities Lending Reinvestments*	—	350,543,436	—	350,543,436
Total Purchased Options*	—	433,977	—	433,977
Total Investments	$1,205,274,565	$377,863,027	$32,839,074	$1,615,976,666

Collateral for Securities Loaned (Liability)	$—	$(350,197,332)	$—	$(350,197,332)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-241

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio (formerly, Morgan Stanley Mid Cap Growth Portfolio)

Schedule of Investments as of March 31, 2019 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2018	Change in Unrealized Appreciation/ (Depreciation)	Balance as of March 31, 2019	Change in Unrealized Appreciation/ (Depreciaton) from Investments Still Held at March 31, 2019
Common Stocks
Health Care Providers & Services	$4,903,427	$(7,768)	$4,895,659	$(7,768)
Convertible Preferred Stocks
Internet & Direct Marketing Retail	22,717,422	1,260,511	23,977,933	1,260,511
Preferred Stocks
Software	3,720,789	89,014	3,809,803	89,014
Escrow Shares
Internet & Direct Marketing Retail	155,679	—	155,679	—

Total	$31,497,317	$1,341,757	$32,839,074	$1,341,757

	Fair Value at March 31, 2019	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stocks
Health Care Providers & Services	$4,895,659	Market Transaction Method	Precedent Transaction	$378.16	$378.16	$378.16	Increase
Convertible Preferred Stock
Internet & Direct Marketing Retail	23,977,933	Discounted Cash Flow	Weighted Average Cost of Capital	14.00%	16.00%	15.00%	Decrease
			Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	8.7x	8.7x	8.7x	Increase
			Discount for Lack of Marketability	11.00%	11.00%	11.00%	Decrease
Preferred Stocks
Software	3,809,803	Discounted Cash Flow	Weighted Average Cost of Capital	14.00%	16.00%	15.00%	Decrease
			Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	10.0x	10.0x	10.0x	Increase
			Discount for Lack of Marketability	20.00%	20.00%	20.00%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	12.5x	12.5x	12.5x	Increase
Escrow Shares
Internet & Direct Marketing Retail	155,679	Merger & Acquisition Transaction	Sale/Merger Senario	$5.13	$5.13	$5.13	Increase
			Discount for Lack of Marketability	50.00%	50.00%	50.00%	Decrease

BHFTI-242

Brighthouse Funds Trust I

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—97.0% of Net Assets

Security Description	Shares	Value

Brazil—0.5%
StoneCo, Ltd. - Class A (a) (b)	167,900	$6,902,369

China—2.3%
Baidu, Inc. (ADR) (a)	71,240	11,743,914
JD.com, Inc. (ADR) (a) (b)	612,193	18,457,619

		30,201,533

Denmark—0.5%
FLSmidth & Co. A/S	137,908	5,965,006

France—10.8%
Airbus SE	398,212	52,804,783
Kering S.A.	54,934	31,592,543
LVMH Moet Hennessy Louis Vuitton SE	132,727	48,947,076
Societe Generale S.A.	327,519	9,494,897

		142,839,299

Germany—5.9%
Allianz SE	109,114	24,269,037
Bayer AG	136,212	8,803,171
SAP SE	277,905	32,110,345
Siemens AG	116,999	12,591,353

		77,773,906

India—3.6%
DLF, Ltd.	9,587,286	27,930,544
ICICI Bank, Ltd. (ADR)	1,761,979	20,192,279

		48,122,823

Italy—0.2%
Brunello Cucinelli S.p.A.	92,620	3,185,797

Japan—12.4%
Capcom Co., Ltd.	342,200	7,686,512
FANUC Corp.	71,600	12,254,506
Keyence Corp.	39,300	24,553,241
Minebea Mitsumi, Inc.	535,000	8,084,828
Murata Manufacturing Co., Ltd.	518,700	25,934,924
Nidec Corp.	228,800	29,207,165
Nintendo Co., Ltd.	34,400	9,851,086
Omron Corp. (b)	269,100	12,659,367
Suzuki Motor Corp.	33,100	1,468,011
Takeda Pharmaceutical Co., Ltd.	243,081	9,948,502
TDK Corp.	282,900	22,247,882

		163,896,024

Netherlands—0.5%
uniQure NV (a)	102,270	6,100,406

Spain—1.9%
Banco Bilbao Vizcaya Argentaria S.A.	912,872	5,220,270
Industria de Diseno Textil S.A.	665,355	19,567,281

		24,787,551

Sweden—2.0%
Assa Abloy AB - Class B	766,918	16,535,277
Atlas Copco AB - A Shares	373,025	10,027,030

		26,562,307

Switzerland—2.0%
Credit Suisse Group AG (a)	1,026,937	11,988,169
UBS Group AG (a)	1,216,902	14,772,676

		26,760,845

United Kingdom—5.3%
Circassia Pharmaceuticals plc (a) (b)	2,218,564	807,146
Earthport plc (a) (c) (d)	8,019,017	3,621,584
Farfetch, Ltd. - Class A (a) (b)	310,470	8,354,748
Prudential plc	1,023,813	20,520,699
TechnipFMC plc	395,404	9,237,774
Unilever plc	486,376	27,895,552

		70,437,503

United States—49.1%
3M Co.	94,500	19,635,210
ACADIA Pharmaceuticals, Inc. (a) (b)	234,940	6,308,139
Adobe, Inc. (a)	146,830	39,128,727
Agilent Technologies, Inc.	222,430	17,878,923
Alphabet, Inc. - Class A (a)	73,680	86,713,255
Amazon.com, Inc. (a)	6,384	11,368,308
AnaptysBio, Inc. (a)	69,360	5,066,748
Anthem, Inc.	124,600	35,757,708
Biogen, Inc. (a)	30,170	7,131,585
Bluebird Bio, Inc. (a) (b)	57,510	9,048,048
Blueprint Medicines Corp. (a) (b)	110,330	8,831,917
Centene Corp. (a)	176,590	9,376,929
Citigroup, Inc.	447,580	27,848,428
Colgate-Palmolive Co.	368,280	25,241,911
Equifax, Inc.	111,290	13,187,865
Facebook, Inc. - Class A (a)	229,280	38,218,683
Gilead Sciences, Inc.	29,970	1,948,350
GlycoMimetics, Inc. (a) (b)	306,520	3,819,239
Goldman Sachs Group, Inc. (The)	87,270	16,754,967
Incyte Corp. (a)	111,870	9,621,939
International Game Technology plc (b)	407,691	5,295,906
Intuit, Inc.	165,920	43,373,147
Ionis Pharmaceuticals, Inc. (a)	130,690	10,608,107
MacroGenics, Inc. (a) (b)	287,740	5,173,565
Maxim Integrated Products, Inc.	505,620	26,883,815
Mirati Therapeutics, Inc. (a) (b)	52,796	3,869,947
Newell Brands, Inc. (b)	569,310	8,733,215
PayPal Holdings, Inc. (a)	283,136	29,400,842
resTORbio, Inc. (a) (b)	279,580	1,906,736
S&P Global, Inc.	182,060	38,332,733
Sage Therapeutics, Inc. (a) (b)	93,010	14,793,241
Sarepta Therapeutics, Inc. (a) (b)	40,260	4,798,589
Tiffany & Co. (b)	164,190	17,330,255
United Parcel Service, Inc. - Class B	151,330	16,909,614
Walt Disney Co. (The)	173,410	19,253,712

BHFTI-243

Brighthouse Funds Trust I

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United States—(Continued)
Zimmer Biomet Holdings, Inc.	80,830	$10,321,991

		649,872,294

Total Common Stocks (Cost $929,846,774)		1,283,407,663

Preferred Stock—1.3%

Germany—1.3%
Bayerische Motoren Werke (BMW) AG, (Cost $19,444,677)	256,437	16,856,151

Short-Term Investment—1.5%

Repurchase Agreement—1.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $19,801,353; collateralized by U.S. Treasury Note at 2.500%, maturing 01/15/22, with a market value of $20,198,602.	19,799,373	19,799,373

Total Short-Term Investments (Cost $19,799,373)		19,799,373

Securities Lending Reinvestments (e)—6.0%

Bank Note—0.1%
Bank of America N.A. 2.714%, 1M LIBOR + 0.230%, 07/15/19 (f)	2,000,000	2,000,000

Certificates of Deposit—2.1%
ABN AMRO Bank NV Zero Coupon, 07/05/19	1,982,465	1,986,040
Bank of Montreal (Chicago) 2.813%, 1M LIBOR + 0.330%, 08/06/19 (f)	4,000,000	4,003,864
BNP Paribas S.A. New York 2.624%, 1M LIBOR + 0.140%, 09/16/19 (f)	1,000,000	999,994
Canadian Imperial Bank of Commerce 2.734%, 1M LIBOR + 0.250%, 10/15/19 (f)	1,500,000	1,501,230
Chiba Bank, Ltd. 2.620%, 06/05/19	2,000,000	1,999,890
Commonwealth Bank of Australia 2.901%, 3M LIBOR + 0.140%, 04/23/19 (f)	1,000,000	1,000,246
KBC Bank NV Zero Coupon, 04/23/19	3,972,586	3,994,320
Shizuoka Bank, Ltd. 2.600%, 05/07/19	2,000,000	2,000,090
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (f)	2,000,000	2,000,132
Societe Generale 2.899%, 3M LIBOR + 0.160%, 05/07/19 (f)	2,000,000	2,000,504
Svenska Handelsbanken AB 2.940%, 1M LIBOR + 0.450%, 04/03/19 (f)	2,000,000	2,000,110

Certificates of Deposit—(Continued)
U.S. Bank N.A. 2.746%, 1M LIBOR + 0.260%, 07/23/19 (f)	1,000,000	1,000,410
Wells Fargo Bank N.A. 2.939%, 3M LIBOR + 0.140%, 07/11/19 (f)	3,000,000	2,999,764

		27,486,594

Commercial Paper—0.7%
Alpine Securities Ltd. 2.669%, 1M LIBOR + 0.180%, 04/03/19 (f)	2,000,000	2,000,026
Bank of China, Ltd. 2.890%, 04/17/19	2,978,325	2,995,737
China Construction Bank Corp. 2.860%, 04/18/19	1,985,700	1,997,162
Matchpoint Finance plc 2.450%, 04/01/19	1,999,592	1,999,562
Westpac Banking Corp. 2.809%, 3M LIBOR + 0.070%, 08/07/19 (f)	1,000,000	1,000,396

		9,992,883

Repurchase Agreements—2.2%
Barclays Capital, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $3,235,508; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 01/15/22 - 11/15/46, and an aggregate market value of $3,299,518.	3,234,821	3,234,821
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $2,005,444; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $2,205,989; collateralized by various Common Stock with an aggregate market value of $2,420,000.	2,200,000	2,200,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $1,300,264; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $1,326,001.	1,300,000	1,300,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $1,200,280; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $1,224,001.	1,200,000	1,200,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $1,200,250; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $1,224,000.	1,200,000	1,200,000

BHFTI-244

Brighthouse Funds Trust I

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $2,000,458; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	$2,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $1,576,085; collateralized by various Common Stock with an aggregate market value of $1,650,001.	1,500,000	1,500,000
Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $1,209,243; collateralized by various Common Stock with an aggregate market value of $1,320,000.	1,200,000	1,200,000
NBC Global Finance, Ltd. Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $1,713,471; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $1,821,305.	1,700,000	1,700,000
Societe Generale Repurchase Agreement dated 03/16/18 at 2.510%, due on 04/01/19 with a maturity value of $5,440,790; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $5,894,669.	5,300,000	5,300,000
Societe Generale
Repurchase Agreement dated 03/21/18 at 2.510%, due on 04/01/19 with a maturity value of $4,104,862; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $4,448,807.	4,000,000	4,000,000
Repurchase Agreement dated 06/15/18 at 2.510%, due on 04/01/19 with a maturity value of $1,938,417; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $2,113,183.	1,900,000	1,900,000

		28,734,821

Time Deposits—0.9%
Australia & New Zealand Banking Group, Ltd. 2.450%, 04/01/19	3,000,000	3,000,000
Den Norske Bank 2.360%, 04/01/19	1,500,000	1,500,000
DZ Bank AG New York 2.430%, 04/01/19	2,000,000	2,000,000
Natixis New York 2.400%, 04/01/19	1,000,000	1,000,000
Nordea Bank New York 2.350%, 04/01/19	2,000,000	2,000,000

Time Deposits—(Continued)
Skandi New York 2.380%, 04/01/19	1,000,000	1,000,000
Svenska, New York 2.360%, 04/01/19	1,000,000	1,000,000

		11,500,000

Total Securities Lending Reinvestments (Cost $79,707,985)		79,714,298

Total Investments—105.8% (Cost $1,048,798,809)		1,399,777,485
Other assets and liabilities (net)—(5.8)%		(76,494,427)

Net Assets—100.0%		$1,323,283,058

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $102,589,636 and the collateral received consisted of cash in the amount of $79,653,488 and non-cash collateral with a value of $24,972,406. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2019, these securities represent 0.3% of net assets.
(d)	Illiquid security. As of March 31, 2019, these securities represent 0.3% of net assets.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(LIBOR)—	London Interbank Offered Rate

Ten Largest Industries as of March 31, 2019 (Unaudited)	% of Net Assets
Interactive Media & Services	10.3
Software	8.7
Biotechnology	7.4
Electronic Equipment, Instruments & Components	6.5
Textiles, Apparel & Luxury Goods	6.3
Capital Markets	6.2
Banks	4.7
Aerospace & Defense	4.0
Health Care Providers & Services	3.4
Insurance	3.4

BHFTI-245

Brighthouse Funds Trust I

Oppenheimer Global Equity Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$6,902,369	$—	$—	$6,902,369
China	30,201,533	—	—	30,201,533
Denmark	—	5,965,006	—	5,965,006
France	—	142,839,299	—	142,839,299
Germany	—	77,773,906	—	77,773,906
India	20,192,279	27,930,544	—	48,122,823
Italy	—	3,185,797	—	3,185,797
Japan	—	163,896,024	—	163,896,024
Netherlands	6,100,406	—	—	6,100,406
Spain	—	24,787,551	—	24,787,551
Sweden	—	26,562,307	—	26,562,307
Switzerland	—	26,760,845	—	26,760,845
United Kingdom	8,354,748	62,082,755	—	70,437,503
United States	649,872,294	—	—	649,872,294
Total Common Stocks	721,623,629	561,784,034	—	1,283,407,663
Total Preferred Stock*	—	16,856,151	—	16,856,151
Total Short-Term Investment*	—	19,799,373	—	19,799,373
Total Securities Lending Reinvestments*	—	79,714,298	—	79,714,298
Total Investments	$721,623,629	$678,153,856	$—	$1,399,777,485

Collateral for Securities Loaned (Liability)	$—	$(79,653,488)	$—	$(79,653,488)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-246

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Foreign Government—16.3% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Sovereign—16.3%
Deutsche Bundesrepublik Inflation Linked Bond 0.100%, 04/15/23 (EUR) (a)	5,522,972	$6,618,436
France Government Bond OAT 0.250%, 07/25/24 (EUR) (a)	6,668,864	8,164,186
Italy Buoni Poliennali Del Tesoro 2.350%, 09/15/24 (144A) (EUR) (a)	3,917,230	4,726,123
United Kingdom Gilt Inflation Linked Bond 0.625%, 03/22/40 (GBP) (a)	7,060,014	15,314,628

Total Foreign Government (Cost $34,003,797)		34,823,373

Common Stocks—13.5%

Aerospace & Defense—0.2%
Arconic, Inc.	741	14,160
Boeing Co. (The)	71	27,081
Bombardier, Inc. - Class B (b)	5,055	9,722
Elbit Systems, Ltd.	498	64,420
General Dynamics Corp.	86	14,558
Harris Corp.	173	27,630
Huntington Ingalls Industries, Inc.	66	13,675
L3 Technologies, Inc.	98	20,224
Leonardo S.p.A.	1,580	18,423
Lockheed Martin Corp.	59	17,709
Northrop Grumman Corp.	68	18,333
Raytheon Co.	84	15,295
Safran S.A.	175	24,012
Thales S.A.	94	11,277
TransDigm Group, Inc. (b)	36	16,344
United Technologies Corp.	219	28,227

		341,090

Air Freight & Logistics—0.0%
C.H. Robinson Worldwide, Inc.	211	18,355
Deutsche Post AG	629	20,463
Expeditors International of Washington, Inc.	329	24,971
FedEx Corp.	94	17,053
Yamato Holdings Co., Ltd.	100	2,587

		83,429

Airlines—0.1%
Alaska Air Group, Inc.	228	12,795
American Airlines Group, Inc.	353	11,211
Delta Air Lines, Inc.	247	12,758
International Consolidated Airlines Group S.A. - Class DI	2,843	18,929
Ryanair Holdings plc (ADR) (b)	565	42,341
Singapore Airlines, Ltd.	4,000	28,566
Southwest Airlines Co.	310	16,092
United Continental Holdings, Inc. (b)	260	20,743

		163,435

Auto Components—0.1%
Aptiv plc	206	16,375

Auto Components—(Continued)
BorgWarner, Inc.	411	15,786
Goodyear Tire & Rubber Co. (The)	673	12,215
Minth Group, Ltd.	6,000	18,914
Nokian Renkaat Oyj	934	31,292
Pirelli & C S.p.A. (b)	2,736	17,664

		112,246

Automobiles—0.0%
Daimler AG	504	29,535
Ferrari NV	122	16,396
Fiat Chrysler Automobiles NV (b)	678	10,138
Ford Motor Co.	451	3,960
General Motors Co.	445	16,509
Harley-Davidson, Inc.	557	19,863
Honda Motor Co., Ltd.	300	8,131

		104,532

Banks—0.4%
ABN AMRO Group NV	442	9,979
AIB Group plc	9,622	43,226
Banco Bilbao Vizcaya Argentaria S.A.	3,372	19,283
Banco de Sabadell S.A.	6,053	6,034
Bank Hapoalim B.M.	1,416	9,412
Bank Leumi Le-Israel B.M.	2,314	15,176
Bank of America Corp.	695	19,175
Bank of East Asia, Ltd. (The)	6,400	20,789
Bank of Ireland Group plc	5,382	32,072
Bank of Montreal	331	24,767
Bank of Nova Scotia (The)	409	21,773
Bankinter S.A.	3,025	23,046
BB&T Corp.	363	16,890
BOC Hong Kong Holdings, Ltd.	2,000	8,280
Canadian Imperial Bank of Commerce	295	23,311
Comerica, Inc.	216	15,837
Commonwealth Bank of Australia	245	12,337
Danske Bank A/S	3,503	61,525
DBS Group Holdings, Ltd.	600	11,181
DNB ASA	2,129	39,221
Erste Group Bank AG	315	11,578
Fifth Third Bancorp	693	17,477
Fukuoka Financial Group, Inc.	400	8,899
Hang Seng Bank, Ltd.	1,000	24,673
Huntington Bancshares, Inc.	1,176	14,912
ING Groep NV	1,800	21,818
Intesa Sanpaolo S.p.A.	7,154	17,434
Japan Post Bank Co., Ltd.	1,800	19,680
KBC Group NV	400	27,972
KeyCorp	1,042	16,412
Mitsubishi UFJ Financial Group, Inc.	3,700	18,364
Mizrahi Tefahot Bank, Ltd.	747	15,404
Mizuho Financial Group, Inc.	11,700	18,134
People’s United Financial, Inc.	1,114	18,314
Raiffeisen Bank International AG	1,007	22,625
Regions Financial Corp.	1,152	16,301

BHFTI-247

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Royal Bank of Canada	347	$26,179
Skandinaviska Enskilda Banken AB - Class A	312	2,702
Sumitomo Mitsui Financial Group, Inc.	500	17,497
SunTrust Banks, Inc.	236	13,983
Toronto-Dominion Bank (The)	500	27,134
U.S. Bancorp	317	15,276
Zions Bancorp N.A.	255	11,580

		837,662

Beverages—0.3%
Anheuser-Busch InBev S.A.	683	57,324
Brown-Forman Corp. - Class B	771	40,693
Carlsberg A/S - Class B	435	54,356
Coca-Cola Amatil, Ltd.	3,924	24,121
Coca-Cola Co. (The)	744	34,864
Coca-Cola European Partners plc	303	15,677
Constellation Brands, Inc. - Class A	184	32,261
Davide Campari-Milano S.p.A.	4,531	44,528
Diageo plc	321	13,130
Heineken Holding NV	118	11,833
Heineken NV	359	37,925
Kirin Holdings Co., Ltd.	400	9,576
Molson Coors Brewing Co. - Class B	739	44,081
Monster Beverage Corp. (b)	799	43,610
PepsiCo, Inc.	297	36,397
Pernod-Ricard S.A.	17	3,053
Remy Cointreau S.A.	184	24,553
Suntory Beverage & Food, Ltd.	600	28,187
Treasury Wine Estates, Ltd.	2,271	24,170

		580,339

Biotechnology—0.2%
AbbVie, Inc.	212	17,085
Alexion Pharmaceuticals, Inc. (b)	119	16,086
Amgen, Inc.	95	18,048
BeiGene, Ltd. (ADR) (b)	273	36,036
Biogen, Inc. (b)	61	14,419
Celgene Corp. (b)	68	6,415
CSL, Ltd.	380	52,790
Genmab A/S (b)	404	70,119
Gilead Sciences, Inc.	214	13,912
Grifols S.A.	1,624	45,492
Incyte Corp. (b)	154	13,246
Regeneron Pharmaceuticals, Inc. (b)	31	12,729
Vertex Pharmaceuticals, Inc. (b)	89	16,372

		332,749

Building Products—0.1%
A.O. Smith Corp.	243	12,957
Allegion plc	164	14,876
Assa Abloy AB - Class B	828	17,852
Fortune Brands Home & Security, Inc.	362	17,235
Johnson Controls International plc	346	12,781
Kingspan Group plc	1,444	66,890

Building Products—(Continued)
Masco Corp.	257	10,103

		152,694

Capital Markets—0.1%
Affiliated Managers Group, Inc.	109	11,675
Ameriprise Financial, Inc.	105	13,451
Bank of New York Mellon Corp. (The)	286	14,423
Cboe Global Markets, Inc.	158	15,080
CME Group, Inc.	120	19,750
Daiwa Securities Group, Inc.	3,000	14,648
Deutsche Boerse AG	91	11,668
E*Trade Financial Corp.	295	13,697
Franklin Resources, Inc.	558	18,492
Intercontinental Exchange, Inc.	225	17,131
Invesco, Ltd.	1,040	20,082
Moody’s Corp.	97	17,566
Northern Trust Corp.	175	15,822
Raymond James Financial, Inc.	184	14,795
S&P Global, Inc.	106	22,318
State Street Corp.	189	12,438
T. Rowe Price Group, Inc.	162	16,219
UBS Group AG (b)	1,516	18,404

		287,659

Chemicals—0.6%
Air Liquide S.A.	265	33,742
Air Products & Chemicals, Inc.	274	52,323
Air Water, Inc.	1,400	20,354
Akzo Nobel NV	385	34,149
Albemarle Corp.	430	35,251
Arkema S.A.	326	31,129
Celanese Corp.	127	12,523
CF Industries Holdings, Inc.	1,024	41,861
Chr Hansen Holding A/S	716	72,759
Clariant AG (b)	112	2,358
Croda International plc	393	25,868
DowDuPont, Inc.	534	28,468
Eastman Chemical Co.	434	32,932
Ecolab, Inc.	287	50,667
EMS-Chemie Holding AG	14	7,602
FMC Corp.	454	34,876
Givaudan S.A.	11	28,213
International Flavors & Fragrances, Inc.	253	32,583
Israel Chemicals, Ltd.	14,897	78,018
Johnson Matthey plc	683	27,977
JSR Corp.	1,400	21,776
Kaneka Corp.	200	7,522
Koninklijke DSM NV	377	41,153
Kuraray Co., Ltd.	1,200	15,297
Linde plc	274	48,205
Livent Corp. (b)	424	5,207
LyondellBasell Industries NV - Class A	401	33,716
Mitsubishi Gas Chemical Co., Inc.	800	11,451
Mosaic Co. (The)	1,543	42,139
Novozymes A/S - B Shares	1,475	67,851

BHFTI-248

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Nutrien, Ltd.	368	$19,409
PPG Industries, Inc.	292	32,958
Sherwin-Williams Co. (The)	95	40,917
Sika AG	166	23,216
Solvay S.A.	879	95,204
Sumitomo Chemical Co., Ltd.	600	2,801
Symrise AG	171	15,400
Teijin, Ltd.	1,000	16,530
Toray Industries, Inc.	3,000	19,213
Umicore S.A.	690	30,778
Yara International ASA	1,086	44,466

		1,318,862

Commercial Services & Supplies—0.1%
Brambles, Ltd.	1,850	15,494
Cintas Corp.	142	28,700
ISS A/S	666	20,272
Republic Services, Inc.	273	21,944
Waste Management, Inc.	249	25,873

		112,283

Communications Equipment—0.1%
Cisco Systems, Inc.	486	26,239
F5 Networks, Inc. (b)	147	23,069
Juniper Networks, Inc.	721	19,085
Motorola Solutions, Inc.	189	26,539
Nokia Oyj	14,247	81,050
Telefonaktiebolaget LM Ericsson - B Shares	9,383	86,086

		262,068

Construction & Engineering—0.0%
ACS Actividades de Construccion y Servicios S.A.	462	20,310
Fluor Corp.	307	11,297
Jacobs Engineering Group, Inc.	214	16,091
Quanta Services, Inc.	327	12,341
SNC-Lavalin Group, Inc.	718	18,219

		78,258

Construction Materials—0.1%
CRH plc	1,687	52,321
Fletcher Building, Ltd.	9,626	32,444
HeidelbergCement AG	380	27,318
Imerys S.A.	163	8,149
Martin Marietta Materials, Inc.	279	56,129
Vulcan Materials Co.	456	53,991

		230,352

Consumer Finance—0.0%
Capital One Financial Corp.	134	10,946
Synchrony Financial	391	12,473

		23,419

Containers & Packaging—0.2%
Amcor, Ltd.	1,806	19,757

Containers & Packaging—(Continued)
Avery Dennison Corp.	416	47,008
Ball Corp.	973	56,298
CCL Industries, Inc. - Class B	357	14,453
International Paper Co.	780	36,091
Packaging Corp. of America	453	45,019
Sealed Air Corp.	917	42,237
Smurfit Kappa Group plc	1,821	50,857
WestRock Co.	609	23,355

		335,075

Distributors—0.0%
Genuine Parts Co.	133	14,900
Jardine Cycle & Carriage, Ltd.	2,400	57,653
LKQ Corp. (b)	919	26,081

		98,634

Diversified Consumer Services—0.0%
Benesse Holdings, Inc.	500	13,017
H&R Block, Inc.	975	23,341

		36,358

Diversified Financial Services—0.1%
Berkshire Hathaway, Inc. - Class B (b)	88	17,678
Groupe Bruxelles Lambert S.A.	173	16,828
Industrivarden AB - C Shares	1,131	23,704
Investor AB - B Shares	527	23,748
Jefferies Financial Group, Inc.	764	14,356
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,100	20,922
Wendel S.A.	193	24,356

		141,592

Diversified Telecommunication Services—0.7%
AT&T, Inc.	2,828	88,686
BCE, Inc.	1,630	72,379
Bezeq The Israeli Telecommunication Corp., Ltd.	90,848	65,330
BT Group plc	10,412	30,282
CenturyLink, Inc.	3,850	46,162
Deutsche Telekom AG	1,273	21,129
Elisa Oyj	1,344	60,658
HKT Trust & HKT, Ltd.	90,500	145,494
Iliad S.A.	189	19,018
Koninklijke KPN NV	22,519	71,439
Nippon Telegraph & Telephone Corp.	500	21,253
Orange S.A.	1,826	29,726
PCCW, Ltd.	147,000	91,384
Proximus SADP	3,179	91,758
Singapore Telecommunications, Ltd.	34,000	75,862
Spark New Zealand, Ltd.	21,220	54,951
Swisscom AG	198	96,878
Telecom Italia S.p.A. (b)	62,166	38,673
Telecom Italia S.p.A. - Risparmio Shares	76,475	43,556
Telefonica Deutschland Holding AG	5,938	18,646
Telefonica S.A.	4,154	34,828
Telenor ASA	2,806	56,199
Telia Co. AB	6,621	29,912

BHFTI-249

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Telecommunication Services—(Continued)
Telstra Corp., Ltd.	20,009	$47,275
TELUS Corp.	1,830	67,731
TPG Telecom, Ltd.	10,360	51,295
United Internet AG	669	24,420
Verizon Communications, Inc.	1,233	72,907

		1,567,831

Electric Utilities—1.0%
Alliant Energy Corp.	1,562	73,617
American Electric Power Co., Inc.	709	59,379
AusNet Services	54,384	68,670
Chubu Electric Power Co., Inc.	2,300	35,916
Chugoku Electric Power Co., Inc. (The)	2,500	31,197
CK Infrastructure Holdings, Ltd.	7,665	62,925
CLP Holdings, Ltd.	7,500	87,025
Duke Energy Corp.	664	59,760
Edison International	848	52,508
EDP - Energias de Portugal S.A.	10,471	41,190
Electricite de France S.A.	3,815	52,210
Emera, Inc.	1,377	51,490
Endesa S.A.	1,476	37,660
Enel S.p.A.	8,881	56,844
Entergy Corp.	669	63,976
Evergy, Inc.	785	45,569
Eversource Energy	1,145	81,238
Exelon Corp.	1,190	59,655
FirstEnergy Corp.	1,409	58,628
Fortis, Inc.	1,364	50,412
Fortum Oyj	1,851	37,867
HK Electric Investments & HK Electric Investments, Ltd.	76,500	78,206
Hydro One, Ltd.	2,467	38,324
Iberdrola S.A.	4,169	36,614
Kansai Electric Power Co., Inc. (The)	1,700	25,083
Kyushu Electric Power Co., Inc.	3,100	36,623
NextEra Energy, Inc.	285	55,096
Orsted A/S	787	59,670
PG&E Corp. (b)	119	2,118
Pinnacle West Capital Corp.	908	86,787
Power Assets Holdings, Ltd.	7,500	52,021
PPL Corp.	2,238	71,034
Red Electrica Corp. S.A.	1,648	35,130
Southern Co. (The)	1,332	68,838
SSE plc	3,302	51,165
Terna Rete Elettrica Nazionale S.p.A.	9,978	63,294
Tohoku Electric Power Co., Inc.	1,300	16,596
Tokyo Electric Power Co. Holdings, Inc. (b)	6,400	40,474
Verbund AG	533	25,564
Xcel Energy, Inc.	1,254	70,487

		2,080,860

Electrical Equipment—0.1%
ABB, Ltd.	1,108	20,845
AMETEK, Inc.	263	21,821
Eaton Corp. plc	241	19,415
Emerson Electric Co.	316	21,637
Melrose Industries plc	7,129	17,036

Electrical Equipment—(Continued)
Prysmian S.p.A.	1,058	20,028
Rockwell Automation, Inc.	79	13,861
Siemens Gamesa Renewable Energy S.A. (b)	1,609	25,643
Vestas Wind Systems A/S	324	27,289

		187,575

Electronic Equipment, Instruments & Components—0.1%
Amphenol Corp. - Class A	286	27,010
Corning, Inc.	679	22,475
FLIR Systems, Inc.	418	19,888
Hamamatsu Photonics KK	500	19,415
Hexagon AB - B Shares	765	39,954
Hirose Electric Co., Ltd.	210	22,161
Ingenico Group S.A.	566	40,505
IPG Photonics Corp. (b)	79	11,991
Keyence Corp.	26	16,244
TE Connectivity, Ltd.	255	20,591
Venture Corp., Ltd.	4,100	54,532

		294,766

Energy Equipment & Services—0.1%
Baker Hughes a GE Co.	1,071	29,688
Halliburton Co.	782	22,913
Helmerich & Payne, Inc.	506	28,113
John Wood Group plc	2,853	18,871
National Oilwell Varco, Inc.	1,069	28,478
Schlumberger, Ltd.	623	27,144
TechnipFMC plc	1,545	36,339
Tenaris S.A.	3,916	55,210

		246,756

Entertainment—0.1%
Activision Blizzard, Inc.	705	32,099
Electronic Arts, Inc. (b)	294	29,879
Netflix, Inc. (b)	82	29,238
Take-Two Interactive Software, Inc. (b)	293	27,650
UBISOFT Entertainment S.A. (b)	228	20,346
Viacom, Inc. - Class B	1,409	39,550
Walt Disney Co. (The)	624	69,283

		248,045

Equity Real Estate Investment Trusts—0.3%
Alexandria Real Estate Equities, Inc.	140	19,958
Apartment Investment & Management Co. - Class A	319	16,043
AvalonBay Communities, Inc.	72	14,453
CapitaLand Mall Trust	16,900	29,699
Covivio	212	22,513
Crown Castle International Corp.	30	3,840
Digital Realty Trust, Inc.	95	11,305
Duke Realty Corp.	426	13,027
Equinix, Inc.	22	9,970
Equity Residential	100	7,532
Essex Property Trust, Inc.	49	14,173
Extra Space Storage, Inc.	152	15,490
Federal Realty Investment Trust	179	24,675

BHFTI-250

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Gecina S.A.	143	$21,166
H&R Real Estate Investment Trust	1,522	26,662
HCP, Inc.	366	11,456
Host Hotels & Resorts, Inc.	799	15,101
Iron Mountain, Inc.	226	8,014
Kimco Realty Corp.	1,261	23,328
Klepierre SA	281	9,842
Macerich Co. (The)	190	8,236
Mid-America Apartment Communities, Inc.	203	22,194
Mirvac Group	7,066	13,769
Nippon Prologis REIT, Inc.	7	14,899
ProLogis, Inc.	224	16,117
Public Storage	65	14,156
Realty Income Corp.	177	13,020
Regency Centers Corp.	217	14,645
Scentre Group	5,107	14,939
SL Green Realty Corp.	119	10,700
UDR, Inc.	346	15,729
Ventas, Inc.	243	15,506
Vicinity Centres	10,867	20,049
Vornado Realty Trust	240	16,186
Welltower, Inc.	160	12,416
Weyerhaeuser Co.	560	14,750

		555,558

Food & Staples Retailing—0.5%
Aeon Co., Ltd.	600	12,569
Alimentation Couche-Tard, Inc. - Class B	631	37,170
Carrefour S.A.	278	5,200
Colruyt S.A.	2,753	203,575
Costco Wholesale Corp.	182	44,070
Dairy Farm International Holdings, Ltd.	13,000	109,090
Empire Co., Ltd.	2,011	43,535
FamilyMart UNY Holdings Co., Ltd.	800	20,396
George Weston, Ltd.	367	26,389
ICA Gruppen AB	1,498	60,081
J Sainsbury plc	2,519	7,742
Jeronimo Martins SGPS S.A.	2,166	31,964
Koninklijke Ahold Delhaize NV	1,317	35,067
Kroger Co. (The)	1,556	38,278
Loblaw Cos., Ltd.	902	44,494
METRO AG	2,121	35,167
Metro, Inc.	1,309	48,193
Sysco Corp.	505	33,714
Walgreens Boots Alliance, Inc.	460	29,104
Walmart, Inc.	388	37,842
WM Morrison Supermarkets plc	7,958	23,599
Woolworths Group, Ltd.	2,362	51,093

		978,332

Food Products—0.7%
a2 Milk Co., Ltd. (b)	8,320	81,245
Ajinomoto Co., Inc.	1,300	20,801
Archer-Daniels-Midland Co.	1,055	45,502
Associated British Foods plc	716	22,779
Barry Callebaut AG	22	39,745

Food Products—(Continued)
Campbell Soup Co.	1,398	53,306
Chocoladefabriken Lindt & Spruengli AG (Participation Certifcate)	6	40,809
Conagra Brands, Inc.	1,452	40,278
Danone S.A.	490	37,796
General Mills, Inc.	1,195	61,841
Golden Agri-Resources, Ltd.	341,900	70,930
Hershey Co. (The)	581	66,716
Hormel Foods Corp.	1,248	55,861
J.M. Smucker Co. (The)	502	58,483
Kellogg Co.	794	45,560
Kerry Group plc - Class A	557	62,192
Kikkoman Corp.	100	4,913
Kraft Heinz Co. (The)	984	32,128
Lamb Weston Holdings, Inc.	472	35,372
McCormick & Co., Inc.	415	62,511
Mondelez International, Inc. - Class A	799	39,886
Mowi ASA	4,889	109,229
Nestle S.A.	374	35,693
NH Foods, Ltd.	500	18,005
Nisshin Seifun Group, Inc.	600	13,780
Nissin Foods Holdings Co., Ltd.	100	6,887
Orkla ASA	6,279	48,201
Saputo, Inc.	1,196	40,766
Toyo Suisan Kaisha, Ltd.	900	34,316
Tyson Foods, Inc. - Class A	699	48,532
WH Group, Ltd.	63,000	67,400
Wilmar International, Ltd.	25,100	61,413
Yamazaki Baking Co., Ltd.	891	14,478

		1,477,354

Gas Utilities—0.2%
APA Group	8,017	56,977
Atmos Energy Corp.	344	35,408
Hong Kong & China Gas Co., Ltd.	23,930	57,370
Naturgy Energy Group S.A.	1,368	38,273
Osaka Gas Co., Ltd.	2,600	51,383
Toho Gas Co., Ltd.	500	22,461
Tokyo Gas Co., Ltd.	2,200	59,524

		321,396

Health Care Equipment & Supplies—0.3%
Abbott Laboratories	332	26,540
ABIOMED, Inc. (b)	37	10,567
Baxter International, Inc.	327	26,588
Becton Dickinson & Co.	118	29,468
BioMerieux	245	20,303
Boston Scientific Corp. (b)	655	25,139
Cochlear, Ltd.	346	42,736
Coloplast A/S - Class B	309	33,912
ConvaTec Group plc	9,121	16,829
Cooper Cos., Inc. (The)	85	25,174
Demant A/S (b)	382	11,312
DENTSPLY SIRONA, Inc.	281	13,935
Edwards Lifesciences Corp. (b)	178	34,057
Fisher & Paykel Healthcare Corp., Ltd.	4,952	53,053
Hologic, Inc. (b)	441	21,344

BHFTI-251

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
IDEXX Laboratories, Inc. (b)	65	$14,534
Intuitive Surgical, Inc. (b)	36	20,541
Koninklijke Philips NV	1,019	41,570
Medtronic plc	184	16,759
Siemens Healthineers AG	199	8,294
Smith & Nephew plc	1,915	37,990
Sonova Holding AG	172	34,044
Straumann Holding AG	36	29,437
Stryker Corp.	116	22,912
Terumo Corp.	200	6,121
Varian Medical Systems, Inc. (b)	180	25,510
Zimmer Biomet Holdings, Inc.	155	19,794

		668,463

Health Care Providers & Services—0.2%
Alfresa Holdings Corp.	600	17,098
AmerisourceBergen Corp.	202	16,063
Anthem, Inc.	56	16,071
Cardinal Health, Inc.	267	12,856
Centene Corp. (b)	230	12,213
Covetrus, Inc. (b)	78	2,484
CVS Health Corp.	449	24,215
DaVita, Inc. (b)	248	13,464
Fresenius Medical Care AG & Co. KGaA	367	29,520
Fresenius SE & Co. KGaA	210	11,697
HCA Healthcare, Inc.	130	16,949
Henry Schein, Inc. (b)	196	11,782
Humana, Inc.	62	16,492
Laboratory Corp. of America Holdings (b)	149	22,794
McKesson Corp.	99	11,589
Medipal Holdings Corp.	900	21,405
NMC Health plc	557	16,591
Quest Diagnostics, Inc.	205	18,434
Ramsay Health Care, Ltd.	1,358	62,103
Ryman Healthcare, Ltd.	4,929	41,134
Sonic Healthcare, Ltd.	2,884	50,365
Suzuken Co., Ltd.	400	23,182
UnitedHealth Group, Inc.	80	19,781
Universal Health Services, Inc. - Class B	172	23,008
WellCare Health Plans, Inc. (b)	25	6,744

		518,034

Health Care Technology—0.0%
Cerner Corp. (b)	294	16,820
M3, Inc.	1,200	20,201

		37,021

Hotels, Restaurants & Leisure—0.3%
Aristocrat Leisure, Ltd.	1,452	25,381
Carnival Corp.	294	14,912
Carnival plc	204	10,015
Chipotle Mexican Grill, Inc. (b)	26	18,468
Compass Group plc	1,130	26,562
Darden Restaurants, Inc.	178	21,622
Domino’s Pizza Enterprises, Ltd.	703	21,694

Hotels, Restaurants & Leisure—(Continued)
Flight Centre Travel Group, Ltd.	412	12,337
Genting Singapore, Ltd.	55,500	42,674
Hilton Worldwide Holdings, Inc.	113	9,391
Marriott International, Inc. - Class A	134	16,762
McDonald’s Corp.	115	21,838
Melco Resorts & Entertainment, Ltd. (ADR)	679	15,339
MGM Resorts International	762	19,553
Norwegian Cruise Line Holdings, Ltd. (b)	362	19,896
Paddy Power Betfair plc	2,653	204,640
Restaurant Brands International, Inc.	215	13,987
Royal Caribbean Cruises, Ltd.	158	18,110
Shangri-La Asia, Ltd.	14,000	19,902
Sodexo S.A.	204	22,469
Starbucks Corp.	289	21,484
Tabcorp Holdings, Ltd.	5,750	18,892
Wynn Macau, Ltd.	9,200	21,753
Wynn Resorts, Ltd.	123	14,676
Yum! Brands, Inc.	224	22,357

		674,714

Household Durables—0.1%
Electrolux AB - Series B	1,406	36,066
Husqvarna AB - B Shares	4,333	35,408
Leggett & Platt, Inc.	585	24,699
Lennar Corp. - Class A	566	27,785
Mohawk Industries, Inc. (b)	158	19,932
Newell Brands, Inc.	738	11,321
PulteGroup, Inc.	1,064	29,749
Rinnai Corp.	200	14,175
Sekisui Chemical Co., Ltd.	1,100	17,708
Techtronic Industries Co., Ltd.	2,500	16,854
Whirlpool Corp.	210	27,907

		261,604

Household Products—0.2%
Church & Dwight Co., Inc.	938	66,814
Clorox Co. (The)	330	52,952
Colgate-Palmolive Co.	615	42,152
Essity AB - Class B	1,332	38,447
Henkel AG & Co. KGaA	377	35,825
Kimberly-Clark Corp.	374	46,339
Procter & Gamble Co. (The)	415	43,181

		325,710

Independent Power and Renewable Electricity Producers—0.1%
AES Corp.	3,683	66,589
Electric Power Development Co., Ltd.	400	9,752
Meridian Energy, Ltd.	27,720	79,093
NRG Energy, Inc.	995	42,268
Uniper SE	1,108	33,429

		231,131

Industrial Conglomerates—0.1%
3M Co.	82	17,038
General Electric Co.	1,309	13,077

BHFTI-252

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—(Continued)
Jardine Matheson Holdings, Ltd.	400	$24,969
Jardine Strategic Holdings, Ltd.	500	18,751
Keppel Corp., Ltd.	7,100	32,724
NWS Holdings, Ltd.	16,000	34,974
Roper Technologies, Inc.	75	25,648
Smiths Group plc	1,278	23,915

		191,096

Insurance—0.3%
Admiral Group plc	561	15,889
Aegon NV	1,865	8,979
Aflac, Inc.	367	18,350
Ageas	802	38,692
Allianz SE	69	15,347
American International Group, Inc.	258	11,110
Aon plc	120	20,484
Arthur J. Gallagher & Co.	34	2,655
Assurant, Inc.	156	14,806
Chubb, Ltd.	124	17,370
Cincinnati Financial Corp.	244	20,960
Dai-ichi Life Holdings, Inc.	400	5,574
Everest Re Group, Ltd.	65	14,037
Fairfax Financial Holdings, Ltd.	18	8,338
Gjensidige Forsikring ASA	2,264	39,118
Hannover Rueck SE	109	15,650
Hartford Financial Services Group, Inc. (The)	341	16,955
Japan Post Holdings Co., Ltd.	1,800	21,075
Lincoln National Corp.	200	11,740
Manulife Financial Corp.	1,399	23,660
Marsh & McLennan Cos., Inc.	217	20,376
Medibank Private, Ltd.	7,000	13,746
NN Group NV	375	15,596
Poste Italiane S.p.A.	1,605	15,620
Principal Financial Group, Inc.	264	13,250
Progressive Corp. (The)	304	21,915
Prudential Financial, Inc.	155	14,241
Sampo Oyj - A Shares	570	25,851
SCOR SE	234	9,970
Sony Financial Holdings, Inc.	500	9,423
Swiss Life Holding AG (b)	6	2,645
T&D Holdings, Inc.	1,400	14,760
Tokio Marine Holdings, Inc.	500	24,245
Torchmark Corp.	194	15,898
Travelers Cos., Inc. (The)	119	16,322
Tryg A/S	2,429	66,669
Unum Group	352	11,908

		653,224

Interactive Media & Services—0.1%
Alphabet, Inc. - Class A (b)	19	22,361
Alphabet, Inc. - Class C (b)	23	26,986
Auto Trader Group plc	1,042	7,083
Facebook, Inc. - Class A (b)	203	33,838
REA Group, Ltd.	554	29,500
TripAdvisor, Inc. (b)	882	45,379

Interactive Media & Services—(Continued)
Twitter, Inc. (b)	943	31,006

		196,153

Internet & Direct Marketing Retail—0.0%
Amazon.com, Inc. (b)	9	16,027
Booking Holdings, Inc. (b)	8	13,959
Delivery Hero AG (b)	374	13,514
eBay, Inc.	633	23,510
Expedia Group, Inc.	147	17,493
Zalando SE (b)	269	10,487

		94,990

IT Services—0.4%
Accenture plc - Class A	119	20,946
Akamai Technologies, Inc. (b)	235	16,852
Alliance Data Systems Corp.	84	14,698
Amadeus IT Group S.A.	817	65,478
Atos SE	411	39,787
Automatic Data Processing, Inc.	159	25,399
Capgemini SE	365	44,392
CGI, Inc. (b)	844	58,022
Cognizant Technology Solutions Corp. - Class A	236	17,098
Computershare, Ltd.	3,901	47,399
DXC Technology Co.	262	16,849
Fidelity National Information Services, Inc.	196	22,168
Fiserv, Inc. (b)	322	28,426
Global Payments, Inc.	163	22,253
International Business Machines Corp.	103	14,533
MasterCard, Inc. - Class A	94	22,132
Nomura Research Institute, Ltd.	300	13,679
NTT Data Corp.	2,000	22,097
Obic Co., Ltd.	300	30,367
Paychex, Inc.	297	23,819
PayPal Holdings, Inc. (b)	208	21,599
Shopify, Inc. - Class A (b)	147	30,345
Total System Services, Inc.	244	23,183
VeriSign, Inc. (b)	148	26,871
Visa, Inc. - Class A	130	20,305
Western Union Co. (The)	937	17,306
Wirecard AG	277	34,726
Wix.com, Ltd. (b)	322	38,907

		779,636

Leisure Products—0.0%
Bandai Namco Holdings, Inc.	500	23,468
Hasbro, Inc.	140	11,903
Mattel, Inc. (b)	1,084	14,092
Sankyo Co., Ltd.	700	26,728

		76,191

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.	374	30,062
Eurofins Scientific SE	66	27,346
Illumina, Inc. (b)	54	16,777
IQVIA Holdings, Inc. (b)	59	8,487

BHFTI-253

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—(Continued)
Lonza Group AG (b)	81	$25,162
PerkinElmer, Inc.	295	28,426
QIAGEN NV (b)	948	38,455
Thermo Fisher Scientific, Inc.	100	27,372
Waters Corp. (b)	104	26,178

		228,265

Machinery—0.2%
Alfa Laval AB	177	4,066
Andritz AG	822	35,293
Caterpillar, Inc.	163	22,085
CNH Industrial NV	985	10,045
Cummins, Inc.	142	22,418
Dover Corp.	246	23,075
Flowserve Corp.	254	11,466
Ingersoll-Rand plc	210	22,669
Kawasaki Heavy Industries, Ltd.	400	9,886
Kone Oyj - Class B	580	29,280
Kurita Water Industries, Ltd.	900	23,014
Metso Oyj	803	27,660
Parker-Hannifin Corp.	111	19,050
Pentair plc	240	10,682
Sandvik AB	52	845
Schindler Holding AG	145	30,033
Schindler Holding AG (Participation Certificate)	21	4,358
SKF AB - B Shares	1,179	19,596
Snap-on, Inc.	113	17,687
Stanley Black & Decker, Inc.	134	18,247
Sumitomo Heavy Industries, Ltd.	740	24,075
Volvo AB - B Shares	1,271	19,648
Wabtec Corp.	9	663
Wartsila Oyj Abp	1,698	27,424
Xylem, Inc.	298	23,554
Yangzijiang Shipbuilding Holdings, Ltd.	3,887	4,319

		461,138

Marine—0.0%
AP Moller - Maersk A/S - Class A	15	18,155
AP Moller - Maersk A/S - Class B	15	19,048
Kuehne & Nagel International AG	191	26,229

		63,432

Media—0.4%
CBS Corp. - Class B	612	29,088
Charter Communications, Inc. - Class A (b)	89	30,875
Comcast Corp. - Class A	666	26,627
Discovery, Inc. - Class A (b)	989	26,723
Discovery, Inc. - Class C (b)	1,432	36,401
DISH Network Corp. - Class A (b)	1,108	35,112
Eutelsat Communications S.A.	1,323	23,194
Fox Corp. - Class A (b)	894	32,819
Fox Corp. - Class B (b)	923	33,117
Informa plc	4,220	40,920
Interpublic Group of Cos., Inc. (The)	1,759	36,957
News Corp. - Class A	2,521	31,361
News Corp. - Class B	2,879	35,959

Media—(Continued)
Omnicom Group, Inc.	483	35,254
Pearson plc	3,150	34,326
ProSiebenSat.1 Media SE	1,083	15,435
RTL Group S.A.	544	29,722
Schibsted ASA - B Shares	2,038	73,027
SES S.A.	1,089	16,952
Shaw Communications, Inc. - Class B	2,047	42,599
Singapore Press Holdings, Ltd.	34,400	61,342
Telenet Group Holding NV	2,486	119,631

		847,441

Metals & Mining—0.2%
Agnico Eagle Mines, Ltd.	631	27,434
Anglo American plc	865	23,225
Antofagasta plc	2,184	27,631
ArcelorMittal	329	6,681
BHP Group, Ltd.	451	12,323
Boliden AB	2,040	57,926
Freeport-McMoRan, Inc.	3,007	38,760
Fresnillo plc	497	5,644
Hitachi Metals, Ltd.	400	4,662
Maruichi Steel Tube, Ltd.	200	5,836
Newmont Mining Corp.	1,878	67,176
Nippon Steel & Sumitomo Metal Corp.	700	12,383
Norsk Hydro ASA	8,597	34,961
Nucor Corp.	593	34,602
Rio Tinto plc	184	10,705
Voestalpine AG	840	25,628
Wheaton Precious Metals Corp.	1,168	27,803

		423,380

Multi-Utilities—0.6%
AGL Energy, Ltd.	5,336	82,512
Ameren Corp.	966	71,049
Atco, Ltd. - Class I	1,185	39,903
Canadian Utilities, Ltd. - Class A	1,661	45,342
CenterPoint Energy, Inc.	2,614	80,250
Centrica plc	18,055	26,871
CMS Energy Corp.	1,205	66,926
Consolidated Edison, Inc.	792	67,169
Dominion Energy, Inc.	1,971	151,097
DTE Energy Co.	593	73,971
E.ON SE	3,090	34,364
Engie S.A.	2,271	33,879
Innogy SE (b)	1,486	63,596
National Grid plc	6,090	67,720
NiSource, Inc.	2,195	62,909
Public Service Enterprise Group, Inc.	1,131	67,193
RWE AG	2,029	54,367
Sempra Energy	467	58,777
Suez	2,981	39,501
Veolia Environnement S.A.	2,395	53,569
WEC Energy Group, Inc.	955	75,521

		1,316,486

BHFTI-254

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multiline Retail—0.1%
Canadian Tire Corp., Ltd. - Class A	369	$39,759
Dollar General Corp.	30	3,579
Dollar Tree, Inc. (b)	182	19,117
Dollarama, Inc.	1,334	35,587
Harvey Norman Holdings, Ltd.	10,455	29,877
Isetan Mitsukoshi Holdings, Ltd.	1,200	12,141
Kohl’s Corp.	254	17,468
Macy’s, Inc.	578	13,889
Marks & Spencer Group plc	3,760	13,670
Nordstrom, Inc.	387	17,175
Pan Pacific International Holdings Corp.	800	53,037
Target Corp.	251	20,145
Wesfarmers, Ltd.	1,351	33,277

		308,721

Oil, Gas & Consumable Fuels—0.9%
Aker BP ASA	554	19,745
Anadarko Petroleum Corp.	522	23,741
Apache Corp.	885	30,674
BP plc	4,303	31,412
Cabot Oil & Gas Corp.	1,443	37,662
Caltex Australia, Ltd.	2,502	46,630
Canadian Natural Resources, Ltd.	938	25,753
Chevron Corp.	223	27,469
Cimarex Energy Co.	339	23,696
Concho Resources, Inc.	239	26,519
ConocoPhillips	517	34,505
Devon Energy Corp.	1,050	33,138
Diamondback Energy, Inc.	328	33,302
Enagas S.A.	2,859	83,223
Encana Corp.	5,096	36,895
Eni S.p.A.	2,444	43,175
EOG Resources, Inc.	272	25,889
Equinor ASA	2,069	45,343
Exxon Mobil Corp.	297	23,998
Galp Energia SGPS S.A.	2,467	39,497
Hess Corp.	588	35,415
HollyFrontier Corp.	485	23,896
Idemitsu Kosan Co., Ltd.	1,500	50,103
Inpex Corp.	3,500	33,222
Inter Pipeline, Ltd.	1,882	31,138
JXTG Holdings, Inc.	10,400	47,348
Kinder Morgan, Inc.	1,803	36,078
Koninklijke Vopak NV	1,397	66,920
Lundin Petroleum AB	1,639	55,469
Marathon Oil Corp.	1,517	25,349
Marathon Petroleum Corp.	684	40,937
Neste Oyj	726	77,349
Noble Energy, Inc.	1,146	28,341
Occidental Petroleum Corp.	418	27,672
Oil Search, Ltd.	6,855	38,073
OMV AG	1,385	75,122
ONEOK, Inc.	658	45,955
Origin Energy, Ltd.	3,938	20,234
Phillips 66	289	27,504
Pioneer Natural Resources Co.	166	25,278

Oil, Gas & Consumable Fuels—(Continued)
Repsol S.A.	2,127	36,402
Royal Dutch Shell plc - A Shares	1,973	61,996
Royal Dutch Shell plc - B Shares	1,809	57,182
Santos, Ltd.	1,320	6,432
Showa Shell Sekiyu KK	3,600	52,605
Snam S.p.A.	13,920	71,606
Total S.A.	1,168	64,862
Valero Energy Corp.	325	27,570
Williams Cos., Inc. (The)	1,379	39,605
Woodside Petroleum, Ltd.	2,053	50,634

		1,972,563

Paper & Forest Products—0.0%
OJI Holdings Corp.	2,000	12,440
Stora Enso Oyj - R Shares	1,847	22,659
UPM-Kymmene Oyj	732	21,377

		56,476

Personal Products—0.1%
Beiersdorf AG	469	48,793
Coty, Inc. - Class A	4,178	48,047
Estee Lauder Cos., Inc. (The) - Class A	343	56,784
L’Oreal S.A.	140	37,679
Unilever NV	163	9,474
Unilever plc	253	14,510

		215,287

Pharmaceuticals—0.4%
Allergan plc	110	16,105
AstraZeneca plc	441	35,222
Aurora Cannabis, Inc. (b)	2,946	26,653
Bausch Health Cos., Inc. (b)	1,509	37,230
Bayer AG	246	15,899
Bristol-Myers Squibb Co.	248	11,832
Canopy Growth Corp. (b)	377	16,312
Daiichi Sankyo Co., Ltd.	400	18,503
Eli Lilly & Co.	166	21,540
GlaxoSmithKline plc	1,712	35,517
H Lundbeck A/S	656	28,404
Ipsen S.A.	122	16,752
Johnson & Johnson	142	19,850
Merck & Co., Inc.	311	25,866
Merck KGaA	183	20,866
Mitsubishi Tanabe Pharma Corp.	1,600	21,399
Mylan NV (b)	381	10,798
Nektar Therapeutics (b)	334	11,222
Novartis AG	426	41,000
Novo Nordisk A/S - Class B	799	41,832
Orion Oyj - Class B	1,185	44,438
Otsuka Holdings Co., Ltd.	200	7,905
Perrigo Co. plc	215	10,354
Pfizer, Inc.	475	20,173
Recordati S.p.A.	774	30,170
Roche Holding AG	178	49,067
Sanofi	439	38,820

BHFTI-255

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Takeda Pharmaceutical Co., Ltd.	938	$38,389
Teva Pharmaceutical Industries, Ltd. (ADR) (b)	3,532	55,382
UCB S.A.	701	60,229
Vifor Pharma AG	230	31,128
Zoetis, Inc.	294	29,597

		888,454

Professional Services—0.1%
Equifax, Inc.	97	11,494
Experian plc	594	16,095
Nielsen Holdings plc	377	8,924
Randstad NV	631	30,827
Robert Half International, Inc.	330	21,503
Seek, Ltd.	2,171	27,117
SGS S.A.	12	29,891
Verisk Analytics, Inc.	223	29,659
Wolters Kluwer NV	350	23,853

		199,363

Real Estate Management & Development—0.1%
Aeon Mall Co., Ltd.	1,000	16,469
Azrieli Group, Ltd.	378	22,404
CBRE Group, Inc. - Class A (b)	363	17,950
City Developments, Ltd.	2,900	19,395
Deutsche Wohnen SE	141	6,840
Mitsubishi Estate Co., Ltd.	1,000	18,162
Swiss Prime Site AG (b)	396	34,712
Vonovia SE	372	19,283
Wharf Holdings, Ltd. (The)	3,000	9,056
Wharf Real Estate Investment Co., Ltd.	3,000	22,335

		186,606

Road & Rail—0.1%
Aurizon Holdings, Ltd.	8,386	27,164
Canadian National Railway Co.	174	15,576
Canadian Pacific Railway, Ltd.	75	15,453
ComfortDelGro Corp., Ltd.	14,400	27,370
CSX Corp.	324	24,242
DSV A/S	67	5,545
J.B. Hunt Transport Services, Inc.	132	13,370
Kansas City Southern	206	23,892
MTR Corp., Ltd.	1,500	9,298
Odakyu Electric Railway Co., Ltd.	1,100	26,711
Union Pacific Corp.	164	27,421

		216,042

Semiconductors & Semiconductor Equipment—0.2%
Advanced Micro Devices, Inc. (b)	283	7,222
Analog Devices, Inc.	254	26,739
ASM Pacific Technology, Ltd.	4,900	54,742
ASML Holding NV	195	36,645
Broadcom, Inc.	78	23,455
Infineon Technologies AG	1,351	26,803
Microchip Technology, Inc.	245	20,325
Micron Technology, Inc. (b)	254	10,498

Semiconductors & Semiconductor Equipment—(Continued)
NVIDIA Corp.	83	14,903
NXP Semiconductors NV	564	49,852
Qorvo, Inc. (b)	209	14,992
QUALCOMM, Inc.	319	18,193
Skyworks Solutions, Inc.	204	16,826
STMicroelectronics NV	2,257	33,403
Texas Instruments, Inc.	219	23,229
Xilinx, Inc.	80	10,143

		387,970

Software—0.3%
Adobe, Inc. (b)	93	24,784
Autodesk, Inc. (b)	112	17,452
Blackberry, Ltd. (b)	3,332	33,586
Check Point Software Technologies, Ltd. (b)	490	61,980
Citrix Systems, Inc.	160	15,946
Constellation Software, Inc.	38	32,203
Dassault Systemes SE	473	70,530
Intuit, Inc.	118	30,846
Micro Focus International plc	1,728	44,746
Microsoft Corp.	208	24,531
Nice, Ltd. (b)	456	55,590
Open Text Corp.	1,628	62,508
Oracle Corp.	419	22,504
Oracle Corp. Japan	400	26,905
Red Hat, Inc. (b)	108	19,732
Sage Group plc (The)	7,535	68,875
SAP SE	210	24,264
Symantec Corp.	778	17,886
Synopsys, Inc. (b)	278	32,012
Temenos AG (b)	237	34,995

		721,875

Specialty Retail—0.2%
ABC-Mart, Inc.	300	17,876
Advance Auto Parts, Inc.	47	8,015
AutoZone, Inc. (b)	26	26,627
Best Buy Co., Inc.	298	21,176
CarMax, Inc. (b)	115	8,027
Dufry AG (b)	227	23,879
Foot Locker, Inc.	331	20,059
Gap, Inc. (The)	659	17,253
Hennes & Mauritz AB - B Shares	2,327	38,804
Industria de Diseno Textil S.A.	1,558	45,819
Kingfisher plc	9,450	28,924
L Brands, Inc.	745	20,547
Nitori Holdings Co., Ltd.	100	12,940
O’Reilly Automotive, Inc. (b)	47	18,250
Ross Stores, Inc.	286	26,627
Shimamura Co., Ltd.	100	8,470
Tiffany & Co.	144	15,199
TJX Cos., Inc. (The)	422	22,455
Tractor Supply Co.	276	26,982
Ulta Salon Cosmetics & Fragrance, Inc. (b)	70	24,411
USS Co., Ltd.	1,200	22,328

BHFTI-256

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Yamada Denki Co., Ltd.	4,100	$20,232

		474,900

Technology Hardware, Storage & Peripherals—0.1%
Canon, Inc.	800	23,246
FUJIFILM Holdings Corp.	700	31,894
HP, Inc.	794	15,427
NetApp, Inc.	274	18,999
Seagate Technology plc	371	17,767
Western Digital Corp.	232	11,150
Xerox Corp.	210	6,716

		125,199

Textiles, Apparel & Luxury Goods—0.3%
adidas AG	80	19,435
Capri Holdings, Ltd. (b)	282	12,901
Cie Financiere Richemont S.A.	404	29,472
EssilorLuxottica S.A.	236	25,791
Gildan Activewear, Inc.	1,420	51,058
Hanesbrands, Inc.	1,640	29,323
Hermes International	11	7,270
Moncler S.p.A.	740	29,911
NIKE, Inc. - Class B	289	24,337
Pandora A/S	1,149	53,848
PVH Corp.	170	20,731
Ralph Lauren Corp.	192	24,899
Swatch Group AG (The)	556	30,814
Swatch Group AG (The) - Bearer Shares	160	45,863
Tapestry, Inc.	612	19,884
Under Armour, Inc. - Class A (b)	995	21,034
Under Armour, Inc. - Class C (b)	1,262	23,814
VF Corp.	341	29,636
Yue Yuen Industrial Holdings, Ltd.	14,000	48,150

		548,171

Tobacco—0.1%
Altria Group, Inc.	744	42,728
Imperial Brands plc	409	14,014
Japan Tobacco, Inc.	100	2,484
Philip Morris International, Inc.	407	35,975
Swedish Match AB	714	36,361

		131,562

Trading Companies & Distributors—0.1%
AerCap Holdings NV (b)	452	21,036
Brenntag AG	505	25,994
Fastenal Co.	349	22,444
Ferguson plc	402	25,655
Finning International, Inc.	279	4,961
Marubeni Corp.	2,700	18,756
United Rentals, Inc. (b)	70	7,997

Trading Companies & Distributors—(Continued)
WW Grainger, Inc.	73	21,968

		148,811

Transportation Infrastructure—0.1%
Aena SME S.A.	150	27,018
Aeroports de Paris	108	20,895
Atlantia S.p.A.	929	24,105
Auckland International Airport, Ltd.	10,663	59,180
Fraport AG Frankfurt Airport Services Worldwide	196	15,007
SATS, Ltd.	7,500	28,337
Sydney Airport	1,538	8,125
Transurban Group	1,923	18,040

		200,707

Water Utilities—0.1%
American Water Works Co., Inc.	434	45,249
Severn Trent plc	2,194	56,544
United Utilities Group plc	1,376	14,621

		116,414

Wireless Telecommunication Services—0.1%
1&1 Drillisch AG	455	16,173
KDDI Corp.	700	15,099
Millicom International Cellular S.A.	450	27,293
NTT DoCoMo, Inc.	800	17,742
Rogers Communications, Inc. - Class B	868	46,682
SoftBank Group Corp.	100	9,746
Tele2 AB - B Shares	2,922	38,870
Vodafone Group plc	16,068	29,276

		200,881

Total Common Stocks (Cost $26,181,304)		28,739,320

Mutual Fund—11.0%

Investment Company Security—11.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $23,353,946)	197,326	23,493,634

U.S. Treasury & Government Agencies—9.0%

U.S. Treasury—9.0%
U.S. Treasury Inflation Indexed Bond 3.875%, 04/15/29 (a)	5,772,096	7,628,215
U.S. Treasury Inflation Indexed Notes
0.125%, 01/15/23 (a)	2,159,071	2,135,137
0.250%, 01/15/25 (a)	3,963,759	3,923,077
0.375%, 07/15/25 (a)	5,519,124	5,516,859

Total U.S. Treasury & Government Agencies (Cost $18,249,053)		19,203,288

BHFTI-257

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Preferred Stocks—0.0%

Security Description	Shares/ Principal Amount*	Value

Automobiles—0.0%
Bayerische Motoren Werke (BMW) AG	344	$22,612

Health Care Equipment & Supplies—0.0%
Sartorius AG	111	19,038

Household Products—0.0%
Henkel AG & Co. KGaA	304	31,024

Total Preferred Stocks (Cost $79,185)		72,674

Short-Term Investments—41.9%

Mutual Funds—4.2%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 2.370% (c)	7,294,623	7,294,623
UBS Select Treasury Institutional Fund, Institutional Class, 2.310% (c)	1,692,012	1,692,012

		8,986,635

Repurchase Agreement—21.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $46,840,703; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $47,777,085.	46,836,019	46,836,019

U.S. Treasury—15.8%
U.S. Treasury Bills
2.391%, 04/30/19 (d) (e)	9,000,000	8,982,691
2.465%, 07/11/19 (d)	25,000,000	24,833,683

		33,816,374

Total Short-Term Investments (Cost $89,632,427)		89,639,028

Total Investments—91.7% (Cost $191,499,712)		195,971,317
Other assets and liabilities (net)—8.3%		17,692,024

Net Assets—100.0%		$213,663,341

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	Non-income producing security.
(c)	The rate shown represents the annualized seven-day yield as of March 31, 2019.
(d)	The rate shown represents current yield to maturity.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2019, the market value of securities pledged was $6,487,499.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2019, the market value of 144A securities was $4,726,123 which is 2.2% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,700,000	SSBT	04/26/19	USD	1,214,698	$7,037
CAD	2,000,000	BNP	04/26/19	USD	1,495,491	(2,078)
CHF	800,000	BNP	04/26/19	USD	806,721	1,470
EUR	17,635,000	SSBT	04/26/19	USD	20,089,582	267,299
EUR	5,100,000	SSBT	04/26/19	USD	5,774,362	41,805
GBP	11,590,000	SSBT	04/26/19	USD	15,295,955	182,270
GBP	900,000	SSBT	04/26/19	USD	1,192,654	19,029
HKD	7,400,000	SSBT	04/26/19	USD	943,572	165
JPY	209,200,000	BNY	04/26/19	USD	1,896,446	4,820

Net Unrealized Appreciation						$521,817

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
10-Year USD Market Agreed Coupon Swap Futures	06/17/19	204	USD	21,435,938	$465,583
5-Year USD Market Agreed Coupon Swap Futures	06/17/19	276	USD	28,529,344	283,987
Aluminum Futures	06/19/19	27	USD	1,289,925	17,738

BHFTI-258

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Amsterdam AEX Index Futures	04/18/19	10	EUR	1,095,880	$33,583
Australian 10 Year Treasury Bond Futures	06/17/19	327	AUD	45,307,989	659,804
Bloomberg Commodity Index Futures	06/19/19	438	USD	3,556,560	20,542
Brent Crude Oil Futures	05/31/19	19	USD	1,276,990	7,739
Canada Government Bond 10 Year Futures	06/19/19	284	CAD	39,487,360	625,433
Cattle Feeder Futures	05/23/19	13	USD	967,038	(4,472)
Cocoa Futures	07/16/19	46	USD	1,044,200	(42,712)
Coffee “C” Futures	07/19/19	14	USD	509,513	(4,514)
Copper Futures	05/29/19	14	USD	1,027,600	51,261
Corn Futures	07/12/19	37	USD	677,563	(42,665)
Cotton No. 2 Futures	07/09/19	19	USD	743,945	383
DAX Index Futures	06/21/19	3	EUR	865,088	119
Euro-BTP Futures	06/06/19	87	EUR	11,263,890	295,534
Euro-Bobl Futures	06/06/19	140	EUR	18,639,600	180,390
Euro-Bund Futures	06/06/19	58	EUR	9,647,720	236,723
Euro-Buxl 30 Year Bond Futures	06/06/19	24	EUR	4,599,840	257,333
FTSE 100 Index Futures	06/21/19	21	GBP	1,514,415	39,322
Gasoline RBOB Futures	05/31/19	8	USD	627,648	2,633
Gold 100 oz. Futures	06/26/19	23	USD	2,986,550	(17,761)
Goldman Sachs Commodity Index Futures	04/15/19	55	USD	5,964,750	151,033
Hang Seng Index Futures	04/29/19	10	HKD	14,538,500	21,726
IBEX 35 Index Futures	04/18/19	9	EUR	826,956	7,287
Japanese Government 10 Year Bond Futures	06/13/19	31	JPY	4,751,680,000	169,864
Japanese Government 10 Year Bond Mini Futures	06/12/19	450	JPY	6,897,600,000	364,815
Lean Hogs Futures	06/14/19	8	USD	283,360	35,846
Live Cattle Futures	06/28/19	35	USD	1,666,000	(6,454)
Low Sulphur Gas Oil Futures	05/10/19	11	USD	667,975	(4,489)
MSCI Emerging Markets Index Mini Futures	06/21/19	275	USD	14,539,250	179,432
Natural Gas Futures	04/26/19	41	USD	1,091,420	(36,353)
Natural Gas Futures	05/29/19	3	USD	81,390	(5,127)
Natural Gas Futures	06/26/19	9	USD	249,480	(4,266)
New York Harbor ULSD Futures	05/31/19	8	USD	663,533	(3,310)
Nickel Futures	06/19/19	10	USD	779,100	28,204
OMX Stockholm 30 Index Futures	04/17/19	58	SEK	8,968,250	8,562
Russell 2000 Index E-Mini Futures	06/21/19	311	USD	24,006,090	205,308
S&P 500 Index E-Mini Futures	06/21/19	94	USD	13,337,660	403,260
S&P TSX 60 Index Futures	06/20/19	16	CAD	3,062,720	8,019
SPI 200 Index Futures	06/20/19	18	AUD	2,776,950	(7,723)
Silver Futures	05/29/19	20	USD	1,511,000	(94,160)
Soybean Futures	07/12/19	12	USD	538,650	(13,387)
Soybean Meal Futures	07/12/19	19	USD	589,000	(16,399)
Soybean Oil Futures	07/12/19	53	USD	912,342	(19,174)
Sugar No. 11 Futures	06/28/19	47	USD	665,896	905
TOPIX Index Futures	06/13/19	12	JPY	191,040,000	(6,063)
U.S. Treasury Long Bond Futures	06/19/19	109	USD	16,312,531	458,792
U.S. Treasury Note 2 Year Futures	06/28/19	1	USD	213,094	780
United Kingdom Long Gilt Bond Futures	06/26/19	162	GBP	20,957,940	398,278
Wheat Futures	07/12/19	32	USD	741,600	(15,587)
Zinc Futures	06/19/19	15	USD	1,100,531	123,560

Net Unrealized Appreciation					$5,399,162

BHFTI-259

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation
Pay	3M LIBOR	Quarterly	3.000%	Semi-Annually	06/19/21	USD	15,000,000	$195,019	$104,704	$90,315
Pay	3M LIBOR	Quarterly	3.000%	Semi-Annually	09/18/21	USD	66,581,000	934,771	612,742	322,029

Totals								$1,129,790	$717,446	$412,344

Glossary of Abbreviations

Counterparties

(BNP)—	BNP Paribas S.A.
(BNY)—	Bank of New York Mellon
(SSBT)—	State Street Bank and Trust

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange Traded Fund

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$34,823,373	$—	$34,823,373
Common Stocks
Aerospace & Defense	222,958	118,132	—	341,090
Air Freight & Logistics	60,379	23,050	—	83,429
Airlines	115,940	47,495	—	163,435
Auto Components	44,376	67,870	—	112,246
Automobiles	40,332	64,200	—	104,532
Banks	299,321	538,341	—	837,662
Beverages	247,583	332,756	—	580,339
Biotechnology	164,348	168,401	—	332,749
Building Products	67,952	84,742	—	152,694
Capital Markets	242,939	44,720	—	287,659
Chemicals	543,907	774,955	—	1,318,862

BHFTI-260

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Commercial Services & Supplies	$76,517	$35,766	$—	$112,283
Communications Equipment	94,932	167,136	—	262,068
Construction & Engineering	57,948	20,310	—	78,258
Construction Materials	110,120	120,232	—	230,352
Consumer Finance	23,419	—	—	23,419
Containers & Packaging	264,461	70,614	—	335,075
Distributors	40,981	57,653	—	98,634
Diversified Consumer Services	23,341	13,017	—	36,358
Diversified Financial Services	32,034	109,558	—	141,592
Diversified Telecommunication Services	347,865	1,219,966	—	1,567,831
Electric Utilities	1,048,916	1,031,944	—	2,080,860
Electrical Equipment	76,734	110,841	—	187,575
Electronic Equipment, Instruments & Components	101,955	192,811	—	294,766
Energy Equipment & Services	172,675	74,081	—	246,756
Entertainment	227,699	20,346	—	248,045
Equity Real Estate Investment Trusts	408,682	146,876	—	555,558
Food & Staples Retailing	382,789	595,543	—	978,332
Food Products	686,742	790,612	—	1,477,354
Gas Utilities	35,408	285,988	—	321,396
Health Care Equipment & Supplies	332,862	335,601	—	668,463
Health Care Providers & Services	244,939	273,095	—	518,034
Health Care Technology	16,820	20,201	—	37,021
Hotels, Restaurants & Leisure	248,395	426,319	—	674,714
Household Durables	141,393	120,211	—	261,604
Household Products	251,438	74,272	—	325,710
Independent Power and Renewable Electricity Producers	108,857	122,274	—	231,131
Industrial Conglomerates	55,763	135,333	—	191,096
Insurance	294,375	358,849	—	653,224
Interactive Media & Services	159,570	36,583	—	196,153
Internet & Direct Marketing Retail	70,989	24,001	—	94,990
IT Services	481,711	297,925	—	779,636
Leisure Products	25,995	50,196	—	76,191
Life Sciences Tools & Services	137,302	90,963	—	228,265
Machinery	191,596	269,542	—	461,138
Marine	—	63,432	—	63,432
Media	432,892	414,549	—	847,441
Metals & Mining	195,775	227,605	—	423,380
Multi-Utilities	860,107	456,379	—	1,316,486
Multiline Retail	166,719	142,002	—	308,721
Oil, Gas & Consumable Fuels	797,979	1,174,584	—	1,972,563
Paper & Forest Products	—	56,476	—	56,476
Personal Products	104,831	110,456	—	215,287
Pharmaceuticals	312,914	575,540	—	888,454
Professional Services	71,580	127,783	—	199,363
Real Estate Management & Development	17,950	168,656	—	186,606
Road & Rail	119,954	96,088	—	216,042
Semiconductors & Semiconductor Equipment	236,377	151,593	—	387,970
Software	395,970	325,905	—	721,875
Specialty Retail	255,628	219,272	—	474,900
Technology Hardware, Storage & Peripherals	70,059	55,140	—	125,199
Textiles, Apparel & Luxury Goods	257,617	290,554	—	548,171
Tobacco	78,703	52,859	—	131,562
Trading Companies & Distributors	78,406	70,405	—	148,811
Transportation Infrastructure	—	200,707	—	200,707
Water Utilities	45,249	71,165	—	116,414

BHFTI-261

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Wireless Telecommunication Services	$46,682	$154,199	$—	$200,881
Total Common Stocks	13,570,650	15,168,670	—	28,739,320
Total Mutual Fund*	23,493,634	—	—	23,493,634
Total U.S. Treasury & Government Agencies*	—	19,203,288	—	19,203,288
Total Preferred Stocks*	—	72,674	—	72,674
Short-Term Investments
Mutual Funds	8,986,635	—	—	8,986,635
Repurchase Agreement	—	46,836,019	—	46,836,019
U.S. Treasury	—	33,816,374	—	33,816,374
Total Short-Term Investments*	8,986,635	80,652,393	—	89,639,028
Total Investments	$46,050,919	$149,920,398	$—	$195,971,317

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$523,895	$—	$523,895
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,078)	—	(2,078)
Total Forward Contracts	$—	$521,817	$—	$521,817
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$5,743,778	$—	$—	$5,743,778
Futures Contracts (Unrealized Depreciation)	(344,616)	—	—	(344,616)
Total Futures Contracts	$5,399,162	$—	$—	$5,399,162
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$412,344	$—	$412,344

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-262

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—114.8% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—14.9%
Fannie Mae 30 Yr. Pool
3.500%, TBA (a)	202,420,000	$205,085,980
4.000%, TBA (a)	96,800,000	99,541,062
Fannie Mae ARM Pool
3.532%, 12M MTA + 1.200%, 07/01/44 (b)	10,201	10,264
3.532%, 12M MTA + 1.200%, 09/01/44 (b)	18,284	18,397
4.722%, 1Y H15 + 2.360%, 11/01/34 (b)	375,960	397,699
Fannie Mae REMICS (CMO)
2.550%, 1M LIBOR + 0.060%, 07/25/37 (b)	332,620	326,923
2.570%, 1M LIBOR + 0.060%, 12/25/36 (b)	35,768	35,366
2.636%, 1M LIBOR + 0.150%, 08/25/34 (b)	39,385	38,994
2.836%, 1M LIBOR + 0.350%, 07/25/37 (b)	5,611	5,606
2.866%, 1M LIBOR + 0.380%, 07/25/37 (b)	59,898	59,926
2.886%, 1M LIBOR + 0.400%, 03/25/49 (b)	12,047,308	12,004,208
4.393%, 05/25/35	190,444	200,132
Fannie Mae Whole Loan (CMO) 2.836%, 1M LIBOR + 0.350%, 05/25/42 (b)	41,902	42,120
Freddie Mac ARM Non-Gold Pool 4.802%, 1Y H15 + 2.260%, 01/01/34 (b)	54,843	57,617
Freddie Mac REMICS (CMO)
2.859%, 1M LIBOR + 0.350%, 07/15/44 (b)	3,804,181	3,790,810
2.934%, 1M LIBOR + 0.450%, 08/15/33 (b)	131,232	131,311
Freddie Mac Strips (CMO) 2.934%, 1M LIBOR + 0.450%, 09/15/42 (b)	5,222,452	5,234,206
Freddie Mac Structured Pass-Through Securities (CMO)
2.616%, 1M LIBOR + 0.130%, 08/25/31 (b)	33,225	33,081
3.364%, 12M MTA + 1.200%, 02/25/45 (b)	549,037	548,892
3.597%, 12M MTA + 1.200%, 10/25/44 (b)	1,830,938	1,850,264
Government National Mortgage Association (CMO)
2.888%, 1M LIBOR + 0.400%, 02/20/49 (b)	11,876,949	11,865,108
3.030%, 12M LIBOR + 0.150%, 08/20/68 (b)	4,737,514	4,672,062
3.247%, 12M LIBOR + 0.750%, 04/20/67 (b)	3,299,378	3,355,293
3.339%, 1M LIBOR + 0.830%, 08/20/66 (b)	266,663	268,912

		349,574,233

U.S. Treasury—99.9%
U.S. Treasury Bond 3.000%, 02/15/48	220,000	228,173
U.S. Treasury Inflation Indexed Bonds
0.625%, 02/15/43 (c)	7,849,429	7,393,422
0.750%, 02/15/42 (c)	32,548,158	31,729,531
0.750%, 02/15/45 (c)	24,583,780	23,658,161
0.875%, 02/15/47 (c)	56,330,285	55,820,076
1.000%, 02/15/46 (c)	68,292,695	69,700,477
1.000%, 02/15/48 (c)	31,186,877	31,896,773
1.375%, 02/15/44 (c)	78,751,412	87,127,088
1.750%, 01/15/28 (c) (d)	120,968,932	133,655,985
2.000%, 01/15/26 (c)	42,023,116	46,372,395
2.125%, 02/15/40 (c)	40,129,015	50,110,565
2.125%, 02/15/41 (c)	12,378,500	15,542,745
2.375%, 01/15/25 (c) (d)	226,610,369	251,727,595
2.375%, 01/15/27 (c)	25,011,924	28,606,836
2.500%, 01/15/29 (c)	85,358,964	101,210,702
3.375%, 04/15/32 (c)	13,354,818	18,002,593
3.625%, 04/15/28 (c)	34,780,623	44,168,746
3.875%, 04/15/29 (c) (d)	61,770,624	81,634,048

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/20 (c) (d)	27,559,078	27,430,583
0.125%, 04/15/21 (c) (d) (e)	257,363,829	255,358,373
0.125%, 01/15/22 (c) (d) (e)	72,051,587	71,487,872
0.125%, 04/15/22 (c) (d)	57,289,904	56,709,032
0.125%, 07/15/22 (c)	33,184,956	33,017,098
0.125%, 01/15/23 (c) (d)	89,752,623	88,757,692
0.125%, 07/15/24 (c)	27,536,140	27,201,061
0.125%, 07/15/26 (c) (d)	38,917,625	38,081,061
0.250%, 01/15/25 (c) (d)	116,135,566	114,943,604
0.375%, 07/15/23 (c) (d)	73,160,159	73,365,578
0.375%, 07/15/25 (c) (d)	51,821,268	51,800,003
0.375%, 01/15/27 (c) (f)	25,121,897	24,908,253
0.375%, 07/15/27 (c) (f)	3,251,450	3,228,380
0.500%, 01/15/28 (c) (d)	84,380,113	84,228,850
0.625%, 07/15/21 (c) (e) (f) (g)	13,273,691	13,393,139
0.625%, 04/15/23 (c)	15,392,179	15,504,430
0.625%, 01/15/24 (c)	22,060,698	22,279,619
0.625%, 01/15/26 (c) (d)	197,272,930	199,578,098
0.750%, 07/15/28 (c)	8,282,385	8,471,319
0.875%, 01/15/29 (c)	18,740,028	19,352,843
1.250%, 07/15/20 (c)	22,734,546	23,070,900
1.375%, 01/15/20 (c) (e) (g)	9,018,207	9,093,239

		2,339,846,938

Total U.S. Treasury & Government Agencies (Cost $2,751,002,215)		2,689,421,171

Corporate Bonds & Notes—9.9%

Agriculture—0.4%
BAT Capital Corp. 3.283%, 3M LIBOR + 0.590%, 08/14/20 (b)	4,000,000	3,991,405
BAT International Finance plc 2.750%, 06/15/20 (144A)	100,000	99,626
Imperial Brands Finance plc 2.950%, 07/21/20 (144A)	3,400,000	3,389,971
Japan Tobacco, Inc. 2.000%, 04/13/21	1,800,000	1,763,478

		9,244,480

Airlines—0.0%
Delta Air Lines, Inc. 2.600%, 12/04/20	400,000	397,513

Auto Manufacturers—0.2%
FCE Bank plc 1.875%, 06/24/21 (EUR)	700,000	791,986
Ford Motor Credit Co. LLC
3.157%, 08/04/20	1,200,000	1,191,630
3.200%, 01/15/21	1,200,000	1,182,960
General Motors Co. 3.539%, 3M LIBOR + 0.800%, 08/07/20 (b)	170,000	169,785
General Motors Financial Co., Inc.
2.350%, 10/04/19	200,000	199,503
4.064%, 3M LIBOR + 1.270%, 10/04/19 (b)	100,000	100,316

BHFTI-263

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
Volkswagen Group of America Finance LLC
2.125%, 05/23/19 (144A)	1,400,000	$1,398,378
2.450%, 11/20/19 (144A)	500,000	497,915

		5,532,473

Banks—4.2%
Banco Bilbao Vizcaya Argentaria S.A.
5.875%, 5Y EUR Swap + 5.660%, 09/24/23 (EUR) (b)	200,000	217,887
6.750%, 5Y EUR Swap + 6.604%, 02/18/20 (EUR) (b)	400,000	459,512
Banco Santander S.A.
6.250%, 5Y EUR Swap + 5.640%, 09/11/21 (EUR) (b)	100,000	114,932
Bank of America Corp. 5.875%, 3M LIBOR + 2.931%, 03/15/28 (b)	1,570,000	1,593,001
BBVA Bancomer S.A. 6.500%, 03/10/21	4,800,000	5,035,200
Cooperative Rabobank UA
5.500%, 5Y EUR Swap + 5.250%, 06/29/20 (EUR) (b)	1,600,000	1,858,950
6.625%, -1 x 5Y EUR Swap + 6.697%, 06/29/21 (EUR) (b)	1,600,000	1,953,350
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/22	6,600,000	6,725,792
Deutsche Bank AG 4.250%, 10/14/21	11,700,000	11,758,859
Goldman Sachs Group, Inc. (The) 3.811%, 3M LIBOR + 1.200%, 09/15/20 (b)	10,000,000	10,102,985
ING Bank NV 2.625%, 12/05/22 (144A)	3,300,000	3,300,238
JPMorgan Chase & Co. 6.221%, 3M LIBOR + 3.470%, 04/30/19 (b)	646,000	649,230
Lloyds Banking Group plc
3.413%, 3M LIBOR + 0.800%, 06/21/21 (b)	3,400,000	3,400,126
6.375%, 5Y EUR Swap + 5.290%, 06/27/20 (EUR) (b)	900,000	1,037,648
Macquarie Bank, Ltd. 3.144%, 3M LIBOR + 0.350%, 04/04/19 (144A) (b)	5,300,000	5,300,186
Mitsubishi UFJ Financial Group, Inc. 4.506%, 3M LIBOR + 1.880%, 03/01/21 (b)	1,686,000	1,726,727
Nykredit Realkredit A/S
2.000%, 04/01/20 (DKK)	64,400,000	9,919,442
2.500%, 10/01/47 (DKK)	42,770	6,765
Realkredit Danmark A/S 2.500%, 07/01/47 (DKK)	73,805	11,572
Royal Bank of Scotland Group plc
4.152%, 3M LIBOR + 1.550%, 06/25/24 (b)	2,600,000	2,566,250
4.519%, 3M LIBOR + 1.550%, 06/25/24 (b)	1,700,000	1,739,174
7.500%, 5Y USD Swap + 5.800%, 08/10/20 (b)	900,000	916,875
8.625%, 5Y USD Swap + 7.598%, 08/15/21 (b)	1,040,000	1,107,600
State Bank of India 3.745%, 3M LIBOR + 0.950%, 04/06/20 (b)	5,500,000	5,503,811
UBS AG 3.175%, 3M LIBOR + 0.580%, 06/08/20 (144A) (b)	7,100,000	7,125,560
UniCredit S.p.A. 7.830%, 12/04/23 (144A)	12,900,000	14,312,679

		98,444,351

Chemicals—0.1%
Syngenta Finance NV 3.933%, 04/23/21 (144A)	1,300,000	1,306,258

Commercial Services—0.1%
Ecolab, Inc. 4.350%, 12/08/21	1,300,000	1,356,870
ERAC USA Finance LLC 5.250%, 10/01/20 (144A)	100,000	103,154

		1,460,024

Diversified Financial Services—0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.750%, 05/15/19	1,100,000	1,100,902
4.625%, 10/30/20	400,000	409,496
Air Lease Corp.
2.500%, 03/01/21	2,300,000	2,282,227
3.375%, 06/01/21	500,000	502,417
4.750%, 03/01/20	100,000	101,574
Ally Financial, Inc. 3.750%, 11/18/19	200,000	200,500
BRFkredit A/S 2.500%, 10/01/47 (DKK)	37,726	5,978
GE Capital International Funding Co. 2.342%, 11/15/20	3,200,000	3,160,004
International Lease Finance Corp.
5.875%, 04/01/19	300,000	300,000
6.250%, 05/15/19	800,000	802,924
8.250%, 12/15/20	900,000	972,611
National Rural Utilities Cooperative Finance Corp. 2.967%, 3M LIBOR + 0.375%, 06/30/21 (b)	1,300,000	1,300,640
Navient Corp. 4.875%, 06/17/19	345,000	345,431
Nordea Kredit Realkreditaktieselskab 2.500%, 10/01/47 (DKK)	7,140	1,131
Springleaf Finance Corp.
7.750%, 10/01/21	1,100,000	1,185,250
8.250%, 12/15/20	100,000	107,375

		12,778,460

Electric—0.9%
Consolidated Edison, Inc. 3.002%, 3M LIBOR + 0.400%, 06/25/21 (b)	900,000	898,642
Duke Energy Corp. 3.193%, 3M LIBOR + 0.500%, 05/14/21 (144A) (b) (h)	7,400,000	7,395,771
Iberdrola Finance Ireland, Ltd. 5.000%, 09/11/19 (144A)	100,000	100,854
NextEra Energy Capital Holdings, Inc.
2.930%, 3M LIBOR + 0.315%, 09/03/19 (b)	4,530,000	4,531,276
3.029%, 3M LIBOR + 0.400%, 08/21/20 (b)	4,500,000	4,491,431
Sempra Energy 3.061%, 3M LIBOR + 0.450%, 03/15/21 (b)	1,700,000	1,684,220
Southern Power Co. 3.183%, 3M LIBOR + 0.550%, 12/20/20 (144A) (b)	2,200,000	2,190,269

		21,292,463

BHFTI-264

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—0.1%
Conagra Brands, Inc. 3.800%, 10/22/21	3,200,000	$3,259,403

Gas—0.2%
Dominion Energy, Inc. 3.211%, 3M LIBOR + 0.600%, 06/15/21 (b)	3,500,000	3,498,404

Healthcare-Products—0.1%
Zimmer Biomet Holdings, Inc. 3.375%, 3M LIBOR + 0.750%, 03/19/21 (b)	1,900,000	1,893,592

Healthcare-Services—0.1%
Cigna Holding Co. 5.125%, 06/15/20	1,400,000	1,437,695

Machinery-Diversified—0.4%
John Deere Capital Corp. 2.897%, 3M LIBOR + 0.290%, 06/22/20 (b)	8,800,000	8,815,169

Media—0.1%
Discovery Communications LLC 2.800%, 06/15/20 (144A)	1,335,000	1,329,273
Sky, Ltd. 2.625%, 09/16/19 (144A)	100,000	99,826
Time Warner Cable LLC
5.000%, 02/01/20	200,000	203,315
8.250%, 04/01/19	100,000	100,000

		1,732,414

Miscellaneous Manufacturing—0.2%
General Electric Co. 5.550%, 05/04/20	1,100,000	1,128,901
Textron, Inc. 3.247%, 3M LIBOR + 0.550%, 11/10/20 (b)	4,620,000	4,599,841

		5,728,742

Oil & Gas—0.4%
Petrobras Global Finance B.V.
5.299%, 01/27/25	4,018,000	4,076,301
5.999%, 01/27/28	3,168,000	3,206,016
6.125%, 01/17/22	268,000	282,874
6.250%, 03/17/24	500,000	536,875
6.250%, 12/14/26 (GBP)	400,000	571,858

		8,673,924

Pharmaceuticals—0.0%
AbbVie, Inc. 2.300%, 05/14/21	500,000	493,837
Teva Pharmaceutical Finance IV LLC 2.250%, 03/18/20	100,000	98,407

		592,244

Pipelines—0.6%
Enable Midstream Partners L.P. 2.400%, 05/15/19	100,000	99,918
Enbridge, Inc.
3.183%, 3M LIBOR + 0.400%, 01/10/20 (b)	4,700,000	4,697,847
3.311%, 3M LIBOR + 0.700%, 06/15/20 (b)	5,600,000	5,604,760
Energy Transfer Partners L.P. / Regency Energy Finance Corp. 5.750%, 09/01/20	100,000	103,144
Plains All American Pipeline L.P. / PAA Finance Corp. 2.600%, 12/15/19	100,000	99,647
Sabine Pass Liquefaction LLC 5.625%, 02/01/21	2,800,000	2,909,292
Spectra Energy Partners L.P. 3.299%, 3M LIBOR + 0.700%, 06/05/20 (b)	200,000	200,026
TransCanada PipeLines, Ltd. 3.800%, 10/01/20	600,000	609,597

		14,324,231

Real Estate—0.0%
Akelius Residential Property AB 3.375%, 09/23/20 (EUR)	100,000	117,287

Real Estate Investment Trusts—0.3%
American Tower Corp. 2.800%, 06/01/20	300,000	299,810
Unibail-Rodamco SE 3.549%, 3M LIBOR + 0.770%, 04/16/19 (b)	5,800,000	5,801,595

		6,101,405

Retail—0.3%
McDonald’s Corp. 3.195%, 3M LIBOR + 0.430%, 10/28/21 (b)	7,000,000	7,000,593

Savings & Loans—0.0%
Nationwide Building Society 6.875%, 5Y GBP Swap + 4.880%, 06/20/19 (GBP) (b)	500,000	653,571

Software—0.0%
VMware, Inc. 3.900%, 08/21/27	300,000	288,615

Telecommunications—0.7%
AT&T, Inc.
3.376%, 3M LIBOR + 0.750%, 06/01/21 (b)	3,600,000	3,614,944
3.437%, 3M LIBOR + 0.650%, 01/15/20 (b)	734,000	736,490
3.737%, 3M LIBOR + 0.950%, 07/15/21 (b)	5,600,000	5,665,940
5.150%, 02/15/50	1,900,000	1,945,591
5.300%, 08/15/58	700,000	710,744
Sprint Capital Corp. 6.900%, 05/01/19	1,400,000	1,403,500
Sprint Communications, Inc. 7.000%, 03/01/20 (144A)	1,800,000	1,847,250
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	62,500	62,481

BHFTI-265

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Telefonica Emisiones S.A.U. 5.877%, 07/15/19	400,000	$403,349

		16,390,289

Transportation—0.0%
Ryder System, Inc. 2.450%, 09/03/19	100,000	99,803

Total Corporate Bonds & Notes (Cost $229,519,363)		231,063,403

Foreign Government—8.1%

Sovereign—8.1%
Argentina Bocon 49.153%, BADLAR + 0.000%, 10/04/22 (ARS) (b)	300,000	11,653
Argentina Bonar Bond 45.563%, BADLAR + 2.000%, 04/03/22 (ARS) (b)	13,576,000	301,817
Argentina POM Politica Monetaria 67.546%, ARLLMONP + 0.000%, 06/21/20 (ARS) (b)	161,835,000	4,171,301
Argentine Republic Government International Bonds 5.875%, 01/11/28	2,330,000	1,787,110
6.875%, 01/26/27	5,760,000	4,659,840
Australia Government Bonds 1.250%, 02/21/22 (AUD) (c)	8,500,000	7,085,647
3.000%, 09/20/25 (AUD) (c)	11,150,000	11,419,797
Brazil Letras do Tesouro Nacional 6.357%, 01/01/20 (BRL)	15,416,000	3,752,742
Canadian Government Real Return Bond 4.250%, 12/01/26 (CAD) (c)	7,301,376	7,225,759
France Government Bond OAT 1.850%, 07/25/27 (EUR) (c)	2,741,350	3,863,876
2.100%, 07/25/23 (EUR) (c)	19,175,830	24,701,790
2.250%, 07/25/20 (EUR) (c)	14,895,111	17,768,455
Italy Buoni Poliennali Del Tesoro 2.350%, 09/15/24 (144A) (EUR) (c)	6,267,568	7,561,797
Japanese Government CPI Linked Bonds 0.100%, 03/10/24 (JPY) (c)	176,630,000	1,641,194
0.100%, 03/10/28 (JPY) (c)	1,106,171,000	10,407,968
Mexican Bonos 7.750%, 05/29/31 (MXN)	97,900,000	4,873,652
New Zealand Government Bonds 2.500%, 09/20/35 (NZD) (c)	1,582,950	1,381,821
3.000%, 09/20/30 (NZD) (c)	11,600,000	10,389,315
Peruvian Government International Bond 5.940%, 02/12/29 (144A) (PEN)	6,800,000	2,155,303
Qatar Government International Bonds 3.875%, 04/23/23 (144A)	2,500,000	2,571,175
5.103%, 04/23/48 (144A)	1,900,000	2,080,500
United Kingdom Gilt Inflation Linked Bonds 0.125%, 03/22/26 (GBP) (c)	16,662,240	25,817,114
0.125%, 08/10/28 (GBP) (c)	13,067,753	21,395,615
0.125%, 03/22/46 (GBP) (c)	658,872	1,440,315
0.125%, 08/10/48 (GBP) (c)	896,248	2,044,130
0.125%, 11/22/56 (GBP) (c)	920,159	2,423,255
0.125%, 11/22/65 (GBP) (c)	978,273	3,030,263
0.750%, 11/22/47 (GBP) (c)	27,250	69,943

Sovereign—(Continued)
United Kingdom Gilt Inflation Linked Bonds 1.875%, 11/22/22 (GBP) (c)	2,518,958	3,854,959

Total Foreign Government (Cost $198,036,705)		189,888,106

Asset-Backed Securities—6.6%

Asset-Backed - Home Equity—1.0%
ACE Securities Corp. Home Equity Loan Trust 2.686%, 1M LIBOR + 0.200%, 03/25/37 (b)	611,158	357,928
Bear Stearns Asset-Backed Securities Trust 2.986%, 1M LIBOR + 0.500%, 12/25/35 (b)	288,428	287,983
Citigroup Mortgage Loan Trust, Inc.
2.631%, 1M LIBOR + 0.145%, 09/25/36 (144A) (b)	2,175,739	2,090,866
2.946%, 1M LIBOR + 0.460%, 10/25/35 (b)	3,700,000	3,420,424
First NLC Trust 2.556%, 1M LIBOR + 0.070%, 08/25/37 (144A) (b)	1,078,804	632,709
Home Equity Asset Trust 3.341%, 1M LIBOR + 0.855%, 08/25/34 (b)	723,798	716,467
HSI Asset Securitization Corp. Trust 2.536%, 1M LIBOR + 0.050%, 10/25/36 (b)	5,821	3,084
Master Asset-Backed Securities Trust 2.986%, 1M LIBOR + 0.500%, 10/25/35 (b)	152,050	142,428
Morgan Stanley ABS Capital, Inc. Trust 3.146%, 1M LIBOR + 0.660%, 01/25/35 (b)	736,006	723,372
Nomura Home Equity Loan, Inc 2.776%, 1M LIBOR + 0.290%, 03/25/36 (b)	3,000,000	2,927,158
NovaStar Mortgage Funding Trust 3.191%, 1M LIBOR + 0.705%, 01/25/36 (b)	2,000,000	1,982,360
RASC Trust 2.716%, 1M LIBOR + 0.230%, 06/25/36 (b)	7,932,000	7,638,721
Soundview Home Loan Trust
2.546%, 1M LIBOR + 0.060%, 11/25/36 (144A) (b)	48,483	20,303
2.686%, 1M LIBOR + 0.200%, 06/25/37 (b)	2,868,960	2,109,496

		23,053,299

Asset-Backed - Other—4.8%
Adagio CLO
0.660%, 3M EURIBOR + 0.660%, 10/15/29 (144A) (EUR) (b)	300,000	336,225
1.100%, 10/15/29 (144A) (EUR)	250,000	278,073
Amortizing Residential Collateral Trust 3.611%, 1M LIBOR + 1.125%, 08/25/32 (b)	629,045	610,554
Atrium XII 3.591%, 3M LIBOR + 0.830%, 04/22/27 (144A) (b)	2,500,000	2,484,922
Avery Point CLO, Ltd. 3.871%, 3M LIBOR + 1.100%, 04/25/26 (144A) (b)	5,583,162	5,576,792
Babson Euro CLO B.V. 0.512%, 3M EURIBOR + 0.820%, 10/25/29 (144A) (EUR) (b)	700,000	782,610
Benefit Street Partners CLO, Ltd. 3.560%, 3M LIBOR + 0.780%, 07/18/27 (144A) (b)	1,300,000	1,291,504
Black Diamond CLO, Ltd.
0.650%, 3M EURIBOR + 0.650%, 10/03/29 (144A) (EUR) (b)	2,120,000	2,375,647
3.858%, 3M LIBOR + 1.050%, 10/03/29 (144A) (b)	1,370,000	1,366,852

BHFTI-266

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Carlyle Global Market Strategies Euro CLO, Ltd. 0.730%, 3M EURIBOR + 0.730%, 09/21/29 (144A) (EUR) (b)	300,000	$336,617
Catamaran CLO, Ltd. 3.615%, 3M LIBOR + 0.850%, 01/27/28 (144A) (b)	4,020,000	3,988,306
CIFC Funding, Ltd. 3.567%, 3M LIBOR + 0.780%, 04/15/27 (144A) (b)	5,860,000	5,820,861
CIT Mortgage Loan Trust 3.840%, 1M LIBOR + 1.350%, 10/25/37 (144A) (b)	4,026,804	4,062,770
CoreVest American Finance Trust 2.968%, 10/15/49 (144A)	838,725	831,558
Countrywide Asset-Backed Certificates 2.676%, 1M LIBOR + 0.190%, 11/25/37 (b)	6,523,238	6,187,357
Credit-Based Asset Servicing and Securitization LLC
2.606%, 1M LIBOR + 0.120%, 07/25/37 (144A) (b)	102,748	67,924
2.706%, 1M LIBOR + 0.220%, 07/25/37 (144A) (b)	2,047,758	1,366,351
CSAB Mortgage-Backed Trust 5.720%, 09/25/36 (i)	551,304	299,781
CVP Cascade CLO-1, Ltd. 3.929%, 3M LIBOR + 1.150%, 01/16/26 (144A) (b)	805,926	805,613
CWABS Asset-Backed Certificates Trust
3.016%, 1M LIBOR + 0.530%, 02/25/36 (b)	4,900,000	4,874,935
Equity One Mortgage Pass-Through Trust 3.086%, 1M LIBOR + 0.600%, 04/25/34 (b)	100,317	90,937
First Franklin Mortgage Loan Trust 2.796%, 1M LIBOR + 0.310%, 07/25/36 (b)	3,300,000	3,151,869
Flagship, Ltd. 3.881%, 3M LIBOR + 1.120%, 01/20/26 (144A) (b)	1,606,209	1,604,509
GSAMP Trust 3.221%, 1M LIBOR + 0.735%, 09/25/35 (b)	263,479	261,086
Halcyon Loan Advisors Funding, Ltd. 3.681%, 3M LIBOR + 0.920%, 04/20/27 (144A) (b)	2,300,000	2,285,503
HSI Asset Securitization Corp. Trust 2.646%, 1M LIBOR + 0.160%, 05/25/37 (b)	396,735	389,869
Jamestown CLO, Ltd.
3.477%, 3M LIBOR + 0.690%, 07/15/26 (144A) (b)	2,851,868	2,838,935
3.993%, 3M LIBOR + 1.220%, 01/17/27 (144A) (b)	6,534,375	6,531,317
Jubilee CLO B.V. 0.532%, 3M EURIBOR + 0.840%, 07/12/28 (144A) (EUR) (b)	1,300,000	1,458,275
KVK CLO, Ltd. 3.697%, 3M LIBOR + 0.900%, 01/14/28 (144A) (b)	2,390,000	2,370,316
Long Beach Mortgage Loan Trust
2.606%, 1M LIBOR + 0.120%, 08/25/36 (b)	1,133,694	587,179
3.221%, 1M LIBOR + 0.735%, 08/25/35 (b)	557,313	558,413
Morgan Stanley ABS Capital, Inc. Trust 3.461%, 1M LIBOR + 0.975%, 07/25/34 (b)	74,957	73,762
Morgan Stanley IXIS Real Estate Capital Trust 2.536%, 1M LIBOR + 0.050%, 11/25/36 (b)	642	319
OCP CLO, Ltd.
3.585%, 3M LIBOR + 0.820%, 10/26/27 (144A) (b)	250,000	248,341
3.587%, 3M LIBOR + 0.800%, 07/15/27 (144A) (b)	3,100,000	3,081,174
3.623%, 3M LIBOR + 0.850%, 04/17/27 (144A) (b)	1,700,000	1,691,942
OHA Credit Partners, Ltd. 3.771%, 3M LIBOR + 1.010%, 10/20/25 (144A) (b)	2,744,394	2,745,623

Asset-Backed - Other—(Continued)
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.976%, 1M LIBOR + 0.490%, 09/25/35 (b)	200,000	199,021
3.176%, 1M LIBOR + 0.690%, 05/25/35 (b)	294,826	295,200
3.536%, 1M LIBOR + 1.050%, 10/25/34 (b)	4,000,000	4,036,757
Penta CLO B.V. 0.790%, 3M EURIBOR + 0.790%, 08/04/28 (144A) (EUR) (b)	1,300,000	1,458,364
RAAC Trust 2.826%, 1M LIBOR + 0.340%, 08/25/36 (b)	663,626	665,879
Saxon Asset Securities Trust 2.796%, 1M LIBOR + 0.310%, 09/25/47 (b)	1,203,218	1,158,431
Securitized Asset-Backed Receivables LLC Trust 2.636%, 1M LIBOR + 0.150%, 07/25/36 (b)	365,687	198,292
Small Business Administration Participation Certificates 5.510%, 11/01/27	983,532	1,047,200
Sound Point CLO, Ltd.
3.641%, 3M LIBOR + 0.880%, 07/20/27 (144A) (b)	1,200,000	1,195,939
3.647%, 3M LIBOR + 0.860%, 04/15/27 (144A) (b)	4,000,000	3,998,000
Structured Asset Securities Corp. Mortgage Loan Trust 3.989%, 1M LIBOR + 1.500%, 04/25/35 (b) (j)	177,951	173,824
THL Credit Wind River CLO, Ltd. 3.657%, 3M LIBOR + 0.870%, 10/15/27 (144A) (b)	400,000	397,147
Tralee CLO, Ltd. 3.791%, 3M LIBOR + 1.030%, 10/20/27 (144A) (b)	3,200,000	3,186,134
Venture CLO, Ltd.
3.607%, 3M LIBOR + 0.820%, 04/15/27 (144A) (b)	7,240,000	7,204,799
3.667%, 3M LIBOR + 0.880%, 07/15/27 (144A) (b)	2,700,000	2,683,835
Vericrest Opportunity Loan Trust LLC 3.125%, 09/25/47 (144A) (i)	2,464,016	2,454,773
Voya CLO, Ltd. 3.491%, 3M LIBOR + 0.720%, 07/25/26 (144A) (b)	4,329,643	4,311,017
Z Capital Credit Partners CLO, Ltd. 3.729%, 3M LIBOR + 0.950%, 07/16/27 (144A) (b)	4,710,000	4,669,409

		113,048,642

Asset-Backed - Student Loan—0.8%
College Loan Corp. Trust 3.021%, 3M LIBOR + 0.250%, 01/25/24 (b)	900,000	883,329
Navient Student Loan Trust 3.636%, 1M LIBOR + 1.150%, 03/25/66 (144A) (b)	3,417,237	3,447,846
SLM Student Loan Trust
Zero Coupon, 3M EURIBOR + 0.260%, 12/15/23 (EUR) (b)	280,301	313,896
Zero Coupon, 3M EURIBOR + 0.270%, 06/17/24 (EUR) (b)	743,216	829,428
1.850%, 06/17/30 (144A)	673,584	671,580
3.321%, 3M LIBOR + 0.550%, 10/25/64 (144A) (b)	3,700,000	3,644,858
4.271%, 3M LIBOR + 1.500%, 04/25/23 (b)	4,013,413	4,059,654
4.734%, 1M LIBOR + 2.250%, 06/16/42 (144A) (b)	1,480,000	1,500,245
SoFi Professional Loan Program LLC 2.050%, 01/25/41 (144A)	2,713,958	2,697,266

		18,048,102

Total Asset-Backed Securities (Cost $152,252,711)		154,150,043

BHFTI-267

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Mortgage-Backed Securities—2.6%

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—2.3%
Alternative Loan Trust
2.606%, 1M LIBOR + 0.120%, 06/25/36 (b)	1,262,430	$1,172,569
6.000%, 03/25/37	4,971,303	3,517,536
Banc of America Funding Trust
2.708%, 1M LIBOR + 0.220%, 07/20/36 (b)	52,017	51,752
4.668%, 02/20/36 (b)	413,762	409,750
Banc of America Mortgage Trust
4.348%, 09/25/35 (b)	60,294	58,219
4.359%, 06/25/35 (b)	108,635	102,444
4.871%, 11/25/34 (b)	15,009	15,705
Bear Stearns Adjustable Rate Mortgage Trust 4.375%, 03/25/35 (b)	241,233	241,496
Bear Stearns ALT-A Trust
2.646%, 1M LIBOR + 0.160%, 02/25/34 (b)	135,645	135,333
4.262%, 09/25/35 (b)	805,843	661,598
Chase Mortgage Finance Trust 4.169%, 02/25/37 (b)	49,430	50,087
Citigroup Mortgage Loan Trust
2.690%, 1M LIBOR + 0.200%, 06/25/47 (144A) (b)	1,027,322	1,029,061
4.238%, 08/25/35 (b)	25,504	25,481
4.490%, 1Y H15 + 2.400%, 05/25/35 (b)	16,423	16,563
4.654%, 03/25/37 (b)	3,639,099	3,552,250
Countrywide Alternative Loan Trust
2.666%, 1M LIBOR + 0.180%, 05/25/47 (b)	232,523	225,243
2.668%, 1M LIBOR + 0.180%, 02/20/47 (b)	800,199	645,814
2.766%, 1M LIBOR + 0.280%, 12/25/35 (b)	24,307	23,476
5.500%, 06/25/25	429,738	429,592
Countrywide Home Loan Mortgage Pass-Through Trust
3.066%, 1M LIBOR + 0.580%, 04/25/35 (b)	535,481	511,496
3.923%, 08/25/34 (b)	90,482	85,941
4.517%, 11/20/34 (b)	97,724	98,758
Countrywide Home Reperforming Loan REMIC Trust 2.826%, 1M LIBOR + 0.340%, 06/25/35 (144A) (b)	67,635	64,933
Credit Suisse Mortgage Capital Certificates
2.636%, 3M LIBOR + 0.150%, 09/29/36 (144A) (b)	2,576,000	2,401,662
3.010%, 1M LIBOR + 0.000%, 11/30/37 (144A) (b)	2,600,000	2,333,606
6.353%, 10/26/36 (144A) (b)	104,237	93,148
Deutsche ALT-B Securities Mortgage Loan Trust
2.586%, 1M LIBOR + 0.100%, 10/25/36 (b)	19,910	15,166
5.869%, 10/25/36 (i)	350,696	326,169
5.886%, 10/25/36 (i)	350,696	326,165
Eurosail-UK plc 1.793%, 3M GBP LIBOR + 0.950%, 06/13/45 (GBP) (b)	2,133,995	2,759,511
First Horizon Alternative Mortgage Securities Trust 4.330%, 06/25/34 (b)	138,423	137,577
GreenPoint Mortgage Funding Trust
2.666%, 1M LIBOR + 0.180%, 09/25/46 (b)	590,229	548,331
3.026%, 1M LIBOR + 0.540%, 11/25/45 (b)	140,733	121,885
GreenPoint MTA Trust 2.926%, 1M LIBOR + 0.440%, 06/25/45 (b)	253,957	243,419
GSR Mortgage Loan Trust
4.259%, 05/25/35 (b)	338,906	329,448
4.437%, 12/25/34 (b)	664,700	668,472
4.445%, 11/25/35 (b)	370,371	343,853
4.521%, 09/25/35 (b)	147,267	150,077
4.808%, 01/25/35 (b)	105,657	105,593

Collateralized Mortgage Obligations—(Continued)
HarborView Mortgage Loan Trust
2.922%, 1M LIBOR + 0.440%, 05/19/35 (b)	62,601	60,467
3.042%, 1M LIBOR + 0.560%, 02/19/36 (b)	131,356	110,273
3.088%, 1M LIBOR + 0.600%, 06/20/35 (b)	345,931	339,826
IndyMac INDA Mortgage Loan Trust 4.588%, 11/25/35 (b)	219,689	217,339
JPMorgan Mortgage Trust
3.674%, 07/27/37 (144A) (b)	608,667	608,790
4.252%, 06/25/35 (b)	443,038	440,380
4.320%, 08/25/35 (b)	233,330	225,214
4.329%, 07/25/35 (b)	119,183	121,994
4.399%, 09/25/35 (b)	47,831	47,234
4.436%, 07/25/35 (b)	116,926	119,204
4.570%, 02/25/35 (b)	215,622	214,782
4.619%, 08/25/35 (b)	177,844	179,176
Lehman XS Trust 3.026%, 1M LIBOR + 0.540%, 12/25/35 (b)	130,085	126,574
MASTR Adjustable Rate Mortgages Trust
4.012%, 12/25/33 (b)	85,443	82,894
4.467%, 11/21/34 (b)	105,929	108,841
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.924%, 1M LIBOR + 0.440%, 12/15/30 (b)	24,845	24,073
3.184%, 1M LIBOR + 0.700%, 11/15/31 (b)	144,184	143,961
Merrill Lynch Mortgage Investors Trust
2.736%, 1M LIBOR + 0.250%, 11/25/35 (b)	21,921	21,371
4.155%, 12/25/35 (b)	146,224	134,806
National Credit Union Administration Guaranteed Notes
2.931%, 1M LIBOR + 0.450%, 10/07/20 (b)	1,006,862	1,008,817
3.041%, 1M LIBOR + 0.560%, 12/08/20 (b)	2,723,931	2,734,476
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 3.536%, 1M LIBOR + 1.050%, 04/25/35 (b)	2,000,000	1,911,207
Residential Accredit Loans, Inc.
2.786%, 1M LIBOR + 0.300%, 08/25/35 (b)	100,499	89,233
3.757%, 12M MTA + 1.360%, 09/25/45 (b)	103,968	95,936
Residential Asset Securitization Trust
6.500%, 09/25/36	344,246	226,362
Sequoia Mortgage Trust
2.688%, 1M LIBOR + 0.200%, 07/20/36 (b)	698,473	668,525
3.182%, 1M LIBOR + 0.700%, 10/19/26 (b)	33,442	33,639
Structured Adjustable Rate Mortgage Loan Trust
3.797%, 12M MTA + 1.400%, 01/25/35 (b)	85,870	81,591
4.424%, 12/25/34 (b)	35,093	34,646
4.570%, 02/25/34 (b)	90,912	91,084
Structured Asset Mortgage Investments II Trust
2.676%, 1M LIBOR + 0.190%, 06/25/36 (b)	71,352	70,831
2.696%, 1M LIBOR + 0.210%, 05/25/36 (b)	34,769	31,932
2.732%, 1M LIBOR + 0.250%, 07/19/35 (b)	119,000	116,288
3.142%, 1M LIBOR + 0.660%, 10/19/34 (b)	62,500	61,719
Swan Trust 3.116%, 1M BBSW + 1.300%, 04/25/41 (AUD) (b)	99,234	70,984
TBW Mortgage-Backed Trust 6.015%, 07/25/37 (i)	222,157	151,734
Towd Point Mortgage Funding plc 1.864%, 3M GBP LIBOR + 1.025%, 10/20/51 (144A) (GBP) (b) (h)	9,600,000	12,503,517

BHFTI-268

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Shares/ Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
WaMu Mortgage Pass-Through Certificates Trust
2.625%, COFI + 1.500%, 07/25/46 (b)	506,569	$495,853
2.625%, COFI + 1.500%, 11/25/46 (b)	169,539	166,885
3.142%, 12M MTA + 0.810%, 12/25/46 (b)	71,502	70,438
3.167%, 12M MTA + 0.770%, 05/25/47 (b)	319,723	297,540
3.397%, 12M MTA + 1.000%, 02/25/46 (b)	122,609	122,266
3.397%, 12M MTA + 1.000%, 08/25/46 (b)	4,578,760	4,277,686
3.597%, 12M MTA + 1.200%, 11/25/42 (b)	15,881	15,242
3.646%, 08/25/35 (b)	28,891	28,185
4.072%, 12/25/35 (b)	107,144	103,247
Wells Fargo Mortgage-Backed Securities Trust
4.618%, 09/25/34 (b)	126,614	129,846
4.675%, 04/25/36 (b)	269,927	269,692
4.845%, 11/25/34 (b)	72,434	73,404
4.961%, 03/25/36 (b)	51,635	50,091
5.170%, 04/25/36 (b)	140,050	137,636

		53,576,910

Commercial Mortgage-Backed Securities—0.3%
GS Mortgage Securities Trust 4.592%, 08/10/43 (144A)	25,000	25,374
Vornado DP LLC Trust 4.004%, 09/13/28 (144A)	7,000,000	7,071,242

		7,096,616

Total Mortgage-Backed Securities (Cost $58,134,699)		60,673,526

Convertible Preferred Stock—0.1%

Banks—0.1%
Wells Fargo & Co., Series L 7.500%, 12/31/49 (Cost $900,000)	900	1,163,115

Municipals—0.0%
Tobacco Settlement Finance Authority 7.467%, 06/01/47 (Cost $671,100)	700,000	698,425

Floating Rate Loan (k)—0.0%

Hotels, Restaurants & Leisure—0.0%
Las Vegas Sands LLC Term Loan B, 4.249%, 1M LIBOR + 1.750%, 03/27/25 (Cost $97,716)	97,507	95,923

Short-Term Investments—3.6%

Certificate of Deposit—0.6%
Barclays Bank plc 3.171%, 3M LIBOR + 0.400%, 10/25/19 (b)	14,900,000	14,924,860

Commercial Paper—0.8%
CIMIC Group, Ltd.
2.849%, 04/04/19 (h) (l)	1,000,000	999,763
4.097%, 07/03/19 (AUD) (h) (l)	5,000,000	3,517,333
Energy Transfer Partners L.P. 3.200%, 04/22/19 (I)	14,100,000	14,071,527

		18,588,623

Foreign Government—1.8%
Japan Treasury Bill Zero Coupon, 05/13/19 (JPY)	4,770,000,000	43,048,142

Repurchase Agreements—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $6,024,776; collateralized by U.S. Treasury Note at 2.000%, maturing 12/31/21, with a market value of $6,149,625.	6,024,174	6,024,174
JPMorgan Securities LLC Repurchase Agreement dated 03/29/19 at 2.510%, due on 04/01/19 with a maturity value of $4,500,314; collateralized by U.S. Treasury Note at 1.625%, maturing 05/15/26, with a market value of $4,565,683.	4,500,000	4,500,000

		10,524,174

Total Short-Term Investments (Cost $87,582,961)		87,085,799

Total Purchased Options—0.2% (m) (Cost $3,297,840)		4,033,062

Total Investments—145.9% (Cost $3,481,495,310)		3,418,272,573
Other assets and liabilities (net)—(45.9)%		(1,075,972,304)

Net Assets—100.0%		$2,342,300,269

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Principal amount of security is adjusted for inflation.
(d)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(e)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2019, the market value of securities pledged was $11,141,389.

BHFTI-269

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

(f)	All or a portion of the security was pledged as collateral against open OTC swap contracts and open forward foreign currency exchange contracts. As of March 31, 2019, the market value of securities pledged was $2,054,132.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2019, the market value of securities pledged was $5,239,362.
(h)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2019, the market value of restricted securities was $24,416,384, which is 1.0% of net assets. See details shown in the Restricted Securities table that follows.
(i)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(j)	Illiquid security. As of March 31, 2019, these securities represent 0.2% of net assets.
(k)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(l)	The rate shown represents current yield to maturity.
(m)	For a breakout of open positions, see details shown in the Purchased Options table that
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2019, the market value of 144A securities was $193,253,447, which is 8.3% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
CIMIC Group, Ltd., 2.849%, 04/04/19	09/26/18	$1,000,000	$999,688	$999,763
CIMIC Group, Ltd., 4.097%, 07/03/19	12/18/18	5,000,000	3,514,238	3,517,333
Duke Energy Corp., 3.193%, 05/14/21	05/11/18	7,400,000	7,400,000	7,395,771
Towd Point Mortgage Funding plc, 1.864%, 10/20/51	04/16/19	9,600,000	12,670,073	12,503,517

				$24,416,384

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Fannie Mae 30 Yr. Pool	3.000%	TBA	(52,700,000)	$(51,889,943)	$(52,422,090)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
ARS	50,575,739	DBAG	04/23/19	USD	1,230,254	$(94,483)
AUD	26,522,000	GSBU	04/02/19	USD	18,799,775	32,165
BRL	14,700,000	GSBU	04/02/19	USD	3,772,423	(17,969)
BRL	14,700,000	JPMC	04/02/19	USD	3,908,327	(153,873)
CAD	21,847,000	UBSA	04/02/19	USD	16,272,946	75,753
CNH	41,194,120	CBNA	04/15/19	USD	5,968,000	159,304
CNH	743,071	GSBU	04/15/19	USD	110,829	(303)
COP	10,138,110,000	BNP	06/11/19	USD	3,216,406	(48,132)
COP	26,256,181,250	CBNA	06/11/19	USD	8,410,995	(205,643)
GBP	51,410,000	BNP	04/02/19	USD	67,647,113	(688,177)
GBP	1,286,000	CBNA	04/02/19	USD	1,707,979	(33,029)
IDR	163,075,788,500	BNP	06/19/19	USD	11,378,677	(40,557)
INR	13,157,969	BBP	06/19/19	USD	183,494	4,561
JPY	155,800,000	BBP	04/02/19	USD	1,409,338	(3,582)
JPY	155,800,000	CBNA	05/08/19	USD	1,416,364	(6,254)
MXN	4,257,000	BNP	04/15/19	USD	216,816	2,043
MXN	45,741,550	BBP	04/15/19	USD	2,404,792	(53,148)
MXN	4,096,000	CBNA	04/15/19	USD	213,337	(2,755)
MXN	2,580,000	JPMC	04/15/19	USD	132,292	349
MYR	506,797	GSBU	06/19/19	USD	124,612	(682)
NZD	15,412,000	CBNA	04/02/19	USD	10,495,490	80
RUB	820,645,118	BBP	05/15/19	USD	12,371,391	51,467

BHFTI-270

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
ARS	59,014,556	BBP	04/23/19	USD	1,369,565	$44,285
AUD	26,331,000	GSBU	04/02/19	USD	18,822,426	126,105
AUD	191,000	JPMC	04/02/19	USD	134,712	(908)
AUD	26,522,000	GSBU	05/03/19	USD	18,810,914	(32,504)
AUD	5,000,000	UBSA	07/03/19	USD	3,567,785	11,515
BRL	14,700,000	GSBU	04/02/19	USD	3,762,189	7,735
BRL	14,700,000	JPMC	04/02/19	USD	3,772,423	17,969
BRL	15,416,000	JPMC	01/03/20	USD	4,007,383	158,305
CAD	21,847,000	CBNA	04/02/19	USD	16,613,688	264,989
CAD	21,847,000	UBSA	05/03/19	USD	16,285,501	(76,006)
CNH	41,937,191	CSI	04/15/19	USD	5,977,365	(260,466)
CNH	743,071	GSBU	06/19/19	USD	110,816	313
DKK	62,365,000	UBSA	04/01/20	USD	9,762,969	86,778
EUR	10,084,000	BBP	04/02/19	USD	11,406,068	94,338
EUR	6,352,000	CBNA	04/02/19	USD	7,189,637	64,279
EUR	57,691,195	JPMC	04/02/19	USD	65,852,821	1,137,706
EUR	1,088,000	JPMC	04/02/19	USD	1,240,665	20,201
EUR	75,215,195	JPMC	05/03/19	USD	84,674,853	80,789
GBP	34,925,000	CBNA	04/02/19	USD	46,013,506	525,452
GBP	14,739,000	CBNA	04/02/19	USD	19,595,356	398,551
GBP	1,676,000	CBNA	04/02/19	USD	2,203,088	20,182
GBP	1,356,000	CBNA	04/02/19	USD	1,773,928	7,806
GBP	51,410,000	BNP	05/03/19	USD	67,750,689	687,219
JPY	155,800,000	CBNA	04/02/19	USD	1,412,413	6,656
JPY	4,770,000,000	BNP	05/13/19	USD	44,194,616	1,008,649
KRW	11,775,904,410	GSBU	06/19/19	USD	10,504,821	105,690
MXN	56,674,550	CBNA	04/15/19	USD	2,949,756	36,030
MXN	45,741,550	BBP	05/15/19	USD	2,393,605	53,287
MXN	47,340,000	BBP	06/26/19	USD	2,403,778	(2,332)
NZD	15,412,000	GSBU	04/02/19	USD	10,533,507	37,937
NZD	15,412,000	CBNA	05/03/19	USD	10,501,641	163
RUB	137,788,777	SG	05/15/19	USD	2,074,749	(11,086)
SGD	3,443,254	BBP	06/19/19	USD	2,546,111	1,717
TWD	357,297,680	BNP	06/19/19	USD	11,624,729	(24,341)

Net Unrealized Appreciation						$3,574,138

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Call Options on Euro-OAT Futures, Strike EUR 175.00	05/24/19	355	EUR	3,550	$(203)
Call Options on Euro-Schatz Futures, Strike EUR 114.00	05/24/19	2,695	EUR	13,475	(1,844)
Euro-Bobl 5 Year Futures	06/06/19	794	EUR	105,713,160	1,011,457
Euro-Bund 10 Year Futures	06/06/19	1,672	EUR	278,120,480	4,166,633
Put Options on Euro-Bund Futures, Strike EUR 144.00	05/24/19	703	EUR	7,030	(481)
Put Options on Euro-Bobl Futures, Strike EUR 126.00	05/24/19	840	EUR	4,200	(810)
U.S. Treasury Note 10 Year Futures	06/19/19	351	USD	43,600,781	(138,528)
U.S. Treasury Note 2 Year Futures	06/28/19	334	USD	71,173,313	193,638
U.S. Treasury Ultra Long Bond Futures	06/19/19	192	USD	32,256,000	1,326,856

Futures Contracts—Short
Australian 10 Year Treasury Bond Futures	06/17/19	(57)	AUD	(7,897,723)	(118,492)
Australian 3 Year Treasury Bond Futures	06/17/19	(117)	AUD	(13,296,127)	(53,947)

BHFTI-271

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Call Options on Euro-Bund Futures, Strike EUR 166.00	05/24/19	(147)	EUR	(179,340)	$(123,774)
Call Options on Euro-Bund Futures, Strike EUR 167.00	05/24/19	(73)	EUR	(54,750)	(16,001)
Euro-BTP Futures	06/06/19	(474)	EUR	(61,368,780)	(1,559,769)
Euro-Buxl 30 Year Bond Futures	06/06/19	(321)	EUR	(61,522,860)	(3,392,317)
Euro-OAT 10 Year Futures	06/06/19	(836)	EUR	(135,992,120)	(2,846,651)
Euro-Schatz 2 Year Futures	06/06/19	(2,875)	EUR	(321,928,125)	(720,668)
Japanese Government 10 Year Bond Futures	06/13/19	(1)	JPY	(153,280,000)	(7,763)
Put Options on Euro-Bund Futures, Strike EUR 162.50	05/24/19	(147)	EUR	(17,640)	46,071
U.S. Treasury Long Bond Futures	06/19/19	(673)	USD	(100,718,656)	(2,610,888)
U.S. Treasury Note 5 Year Futures	06/28/19	(252)	USD	(29,188,688)	(244,456)
U.S. Treasury Note Ultra 10 Year Futures	06/19/19	(878)	USD	(116,581,938)	(2,535,648)
United Kingdom Long Gilt Bond Futures	06/26/19	(470)	GBP	(60,803,900)	(1,248,646)

Net Unrealized Depreciation					$(8,876,231)

Purchased Options

Credit Default Swaptions	Strike Spread	Counterparty	Floating Rate Index	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Put - OTC - 5-Year CDS(1)	1.300%	MSCS	CDX.NA.IG.31	Buy	04/17/19	85,900,000	USD	85,900,000	$12,885	$9	$(12,876)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 2-Year IRS(1)	2.500%	BBP	3M LIBOR	Pay	02/24/20	306,900,000	USD	306,900,000	$1,359,836	$2,366,935	$1,007,099
Call - OTC - 2-Year IRS(1)	2.250%	MSCS	3M LIBOR	Pay	03/26/20	237,400,000	USD	237,400,000	1,406,815	1,262,042	(144,773)
Call - OTC - 2-Year IRS(1)	2.250%	MSCS	3M LIBOR	Pay	03/27/20	74,700,000	USD	74,700,000	505,120	398,196	(106,924)

Totals									$3,271,771	$4,027,173	$755,402

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Call - U.S. Treasury Bond Futures	USD	190.000	05/24/19	371	USD	371,000	$3,191	$371	$(2,820)
Call - U.S. Treasury Bond Futures	USD	192.000	05/24/19	122	USD	122,000	1,049	122	(927)
Call - U.S. Treasury Note 5-Year Futures	USD	124.250	05/24/19	638	USD	638,000	5,487	4,985	(502)
Put - U.S. Treasury Note 10-Year Futures	USD	112.000	05/24/19	178	USD	178,000	1,531	178	(1,353)
Put - U.S. Treasury Note 2-Year Futures	USD	104.500	05/24/19	32	USD	64,000	275	32	(243)
Put - U.S. Treasury Ultra Long Bond Futures	USD	114.000	05/24/19	192	USD	192,000	1,651	192	(1,459)

Totals							$13,184	$5,880	$(7,304)

Written Options

Inflation Capped Options	Initial Index	Counterparty	Exercise Index	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Cap - CPURNSA Index	233.916	JPMC	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/24	(35,000,000)	USD	(35,000,000)	$(254,625)	$(35)	$254,590
Cap - CPURNSA Index	234.781	JPMC	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/24	(2,800,000)	USD	(2,800,000)	(19,460)	(3)	19,457
Cap - CPALEMU Index	100.151	GSBU	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/35	(8,700,000)	EUR	(8,700,000)	(395,798)	(14,332)	381,466
Floor - OTC CPURNSA Index	200.000	MSCS	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	01/02/20	(146,700,000)	USD	(146,700,000)	(113,693)	(43,533)	70,160
Floor - OTC CPURNSA Index	216.687	CBNA	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/20	(47,100,000)	USD	(47,100,000)	(420,000)	—	420,000

BHFTI-272

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Written Options—(Continued)

Inflation Capped Options	Initial Index	Counterparty	Exercise Index	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Floor - OTC CPURNSA Index	217.965	CBNA	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/20	(4,700,000)	USD	(4,700,000)	$(60,630)	$—	$60,630
Floor - OTC YOY CPURNSA Index	233.916	JPMC	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/24/20	(33,500,000)	USD	(33,500,000)	(378,550)	(637)	377,913
Floor - OTC YOY CPURNSA Index	238.643	JPMC	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/20	(14,900,000)	USD	(14,900,000)	(275,009)	(11,199)	263,810

Totals								$(1,917,765)	$(69,739)	$1,848,026

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 5-Year IRS	2.338%	MSCS	3M LIBOR	Receive	03/26/20	(49,100,000)	USD	(49,100,000)	$(677,580)	$(642,307)	$35,273
Call - OTC - 5-Year IRS	2.344%	MSCS	3M LIBOR	Receive	03/26/20	(49,100,000)	USD	(49,100,000)	(736,500)	(650,192)	86,308
Call - OTC - 5-Year IRS	2.361%	MSCS	3M LIBOR	Receive	03/27/20	(31,300,000)	USD	(31,300,000)	(510,405)	(429,930)	80,475
Call - OTC - 5-Year IRS	2.520%	BBP	3M LIBOR	Receive	02/24/20	(131,300,000)	USD	(131,300,000)	(1,360,309)	(2,311,326)	(951,017)

Totals									$(3,284,794)	$(4,033,755)	$(748,961)

Credit Default Swaptions	Strike Spread	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Put - OTC - 5-Year CDS	1.200%	CBNA	CDX.NA.IG.31	Sell	04/17/19	(6,300,000)	USD	(6,300,000)	$(6,615)	$(3)	$6,612
Put - OTC - 5-Year CDS	1.150%	CBNA	CDX.NA.IG.31	Sell	04/17/19	(12,100,000)	USD	(12,100,000)	(12,856)	(12)	12,844
Put - OTC - 5-Year CDS	1.050%	CBNA	CDX.NA.IG.31	Sell	04/17/19	(5,200,000)	USD	(5,200,000)	(4,940)	(23)	4,917
Put - OTC - 5-Year CDS	1.000%	BNP	CDX.NA.IG.31	Sell	04/17/19	(4,900,000)	USD	(4,900,000)	(5,145)	(45)	5,100
Put - OTC - 5-Year CDS	1.000%	CBNA	CDX.NA.IG.31	Sell	04/17/19	(5,400,000)	USD	(5,400,000)	(5,238)	(50)	5,188
Put - OTC - 5-Year CDS	2.400%	GSI	CDX.NA.IG.31	Sell	09/18/19	(6,100,000)	USD	(6,100,000)	(10,370)	(111)	10,259
Put - OTC - 5-Year CDS	2.400%	GSI	ITRX.EUR.30	Sell	09/18/19	(2,000,000)	EUR	(2,000,000)	(3,862)	(142)	3,720
Put - OTC - 5-Year CDS	1.100%	CBNA	CDX.NA.IG.31	Sell	05/15/19	(5,700,000)	USD	(5,700,000)	(5,586)	(336)	5,250

Totals									$(54,612)	$(722)	$53,890

Options on Exchange-Traded Futures Contracts	Strike Price	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Call - U.S. Treasury Note 10 Year Futures	$125.000	04/26/19	(159)	USD	(159,000)	$(51,974)	$(39,750)	$12,224

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M CPURNSA	Annually	2.156%	Annually	10/17/27	USD	10,000,000	$82,150	$—	$82,150
Pay	12M CPURNSA	Annually	2.335%	Annually	02/05/28	USD	13,090,000	294,167	28,402	265,765
Pay	12M CPURNSA	Annually	2.353%	Annually	05/09/28	USD	4,030,000	138,554	—	138,554
Pay	12M CPURNSA	Annually	2.360%	Annually	05/09/28	USD	6,060,000	212,963	—	212,963
Pay	12M CPURNSA	Annually	2.364%	Annually	05/10/28	USD	6,160,000	218,519	—	218,519
Pay	12M CPURNSA	Maturity	2.370%	Maturity	06/06/28	USD	6,400,000	220,546	(1,137)	221,683
Pay	12M HICP	Maturity	1.066%	Maturity	02/15/24	EUR	11,600,000	79,077	—	79,077
Pay	12M HICP	Maturity	1.168%	Maturity	03/15/24	EUR	20,100,000	201,819	41,059	160,760
Pay	12M HICP	Maturity	1.535%	Maturity	06/15/23	EUR	10,790,000	296,080	—	296,080
Pay	12M HICP	Maturity	1.620%	Maturity	05/15/28	EUR	6,170,000	335,138	387	334,751
Pay	12M HICP	Annually	1.535%	Annually	03/15/28	EUR	3,800,000	171,331	—	171,331
Pay	12M HICP	Maturity	1.946%	Maturity	03/15/48	EUR	2,100,000	319,046	5,193	313,853

BHFTI-273

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M HICP	Maturity	1.570%	Maturity	03/15/39	EUR	2,900,000	$87,938	$—	$87,938
Pay	12M HICP	Maturity	1.796%	Maturity	11/15/38	EUR	3,560,000	326,549	328	326,221
Pay	12M HICP	Maturity	1.808%	Maturity	11/15/38	EUR	3,500,000	331,531	—	331,531
Pay	12M HICP	Maturity	1.945%	Maturity	11/15/48	EUR	1,230,000	181,549	—	181,549
Pay	12M HICP	Maturity	1.950%	Maturity	11/15/48	EUR	2,040,000	305,618	6,875	298,743
Pay	12M UKRPI	Maturity	3.140%	Maturity	04/15/31	GBP	600,000	(49,713)	(63,551)	13,838
Pay	12M UKRPI	Annually	3.300%	Annually	12/15/30	GBP	4,500,000	(115,383)	(213,641)	98,258
Pay	12M UKRPI	Maturity	3.325%	Maturity	08/15/30	GBP	16,500,000	(77,689)	8,199	(85,888)
Pay	12M UKRPI	Maturity	3.350%	Maturity	05/15/30	GBP	10,300,000	134,384	(54,185)	188,569
Pay	12M UKRPI	Annually	3.358%	Annually	04/15/35	GBP	2,900,000	(15,936)	(64,562)	48,626
Pay	12M UKRPI	Annually	3.400%	Annually	06/15/30	GBP	15,300,000	322,172	64,254	257,918
Pay	12M UKRPI	Annually	3.470%	Annually	09/15/32	GBP	7,240,000	(1,610)	(23,095)	21,485
Pay	12M UKRPI	Maturity	3.530%	Maturity	10/15/31	GBP	580,000	8,283	15,822	(7,539)
Pay	12M UKRPI	Maturity	3.579%	Maturity	10/15/33	GBP	2,400,000	67,782	—	67,782
Pay	12M UKRPI	Maturity	3.633%	Maturity	12/15/28	GBP	3,100,000	98,339	—	98,339
Pay	12M CPURNSA	Annually	1.730%	Annually	07/26/26	USD	7,500,000	(221,025)	(402,024)	180,999
Pay	12M CPURNSA	Annually	1.780%	Annually	09/15/26	USD	5,000,000	(118,328)	(242,701)	124,373
Pay	12M CPURNSA	Annually	1.801%	Annually	09/12/26	USD	5,870,000	(124,864)	(271,133)	146,269
Pay	12M CPURNSA	Annually	2.150%	Annually	09/25/27	USD	4,500,000	32,463	—	32,463
Pay	3M LIBOR	Quarterly	2.000%	Semi-Annually	06/20/23	USD	75,900,000	(899,208)	(2,932,218)	2,033,010
Pay	3M LIBOR	Quarterly	2.250%	Semi-Annually	12/20/22	USD	53,300,000	(97,849)	66,539	(164,388)
Pay	3M LIBOR	Quarterly	2.500%	Semi-Annually	12/19/23	USD	20,900,000	190,623	(168,036)	358,659
Pay	3M LIBOR	Quarterly	2.670%	Semi-Annually	11/19/23	USD	14,000,000	228,982	—	228,982
Pay	3M LIBOR	Quarterly	2.678%	Semi-Annually	10/25/23	USD	16,600,000	273,786	—	273,786
Pay	3M LIBOR	Quarterly	2.681%	Semi-Annually	12/12/23	USD	14,000,000	240,810	—	240,810
Pay	3M LIBOR	Quarterly	2.750%	Semi-Annually	12/19/23	USD	38,600,000	807,053	(260,628)	1,067,681
Pay	12M CPURNSA	Annually	2.180%	Annually	09/20/27	USD	4,490,000	47,468	—	47,468
Pay	12M FRCPXT	Annually	1.910%	Annually	01/15/38	EUR	380,000	45,641	3,073	42,568
Pay	12M UKRPI	Annually	3.500%	Annually	09/15/33	GBP	1,040,000	624	784	(160)
Receive	12M FRCPXT	Annually	1.000%	Annually	04/15/20	EUR	1,190,000	(3,989)	—	(3,989)
Receive	12M FRCPXT	Annually	1.160%	Annually	08/15/20	EUR	530,000	(5,024)	183	(5,207)
Receive	12M FRCPXT	Annually	1.345%	Annually	06/15/21	EUR	4,900,000	(63,514)	—	(63,514)
Receive	12M CPURNSA	Maturity	1.875%	Maturity	03/14/21	USD	13,000,000	(13,995)	—	(13,995)
Receive	12M CPURNSA	Annually	1.925%	Annually	05/08/19	USD	7,630,000	(25,277)	—	(25,277)
Receive	12M CPURNSA	Annually	1.980%	Annually	04/10/19	USD	14,310,000	(62,646)	—	(62,646)
Receive	12M CPURNSA	Annually	2.069%	Annually	07/15/22	USD	4,500,000	(26,877)	—	(26,877)
Receive	12M CPURNSA	Annually	2.168%	Annually	07/15/20	USD	13,200,000	(62,055)	—	(62,055)
Receive	12M CPURNSA	Annually	2.210%	Annually	02/05/23	USD	25,780,000	(416,378)	—	(416,378)
Receive	12M CPURNSA	Annually	2.263%	Annually	04/27/23	USD	17,820,000	(392,901)	(2,800)	(390,101)
Receive	12M CPURNSA	Annually	2.263%	Annually	05/09/23	USD	4,030,000	(86,998)	—	(86,998)
Receive	12M CPURNSA	Annually	2.281%	Annually	05/10/23	USD	6,160,000	(148,654)	—	(148,654)
Receive	1D FEDRC	Annually	2.000%	Annually	12/15/47	USD	9,630,000	625,984	22,083	603,901
Receive	1D FEDRC	Annually	2.428%	Annually	12/20/47	USD	2,000,000	(50,932)	—	(50,932)
Receive	1D FEDRC	Annually	2.478%	Annually	12/20/47	USD	4,834,000	(174,773)	17,887	(192,660)
Receive	1D FEDRC	Annually	2.499%	Annually	12/20/47	USD	1,590,000	(64,655)	—	(64,655)
Receive	12M CPURNSA	Maturity	1.721%	Maturity	07/15/20	USD	9,180,000	(1,543)	—	(1,543)
Receive	12M CPURNSA	Maturity	1.998%	Maturity	03/22/21	USD	48,250,000	(152,974)	—	(152,974)
Receive	12M FRCPXT	Maturity	1.030%	Maturity	03/15/24	EUR	20,100,000	(106,664)	(8,559)	(98,105)
Receive	12M UKRPI	Maturity	3.428%	Maturity	03/15/47	GBP	1,950,000	77,234	109,331	(32,097)
Receive	12M CPURNSA	Annually	1.550%	Annually	07/26/21	USD	7,500,000	157,148	253,846	(96,698)
Receive	12M CPURNSA	Annually	1.603%	Annually	09/12/21	USD	5,870,000	98,886	176,800	(77,914)
Receive	12M CPURNSA	Maturity	1.927%	Maturity	03/18/21	USD	10,200,000	(19,814)	—	(19,814)
Receive	12M CPURNSA	Annually	2.021%	Annually	11/25/20	USD	10,400,000	(18,892)	—	(18,892)
Receive	12M CPURNSA	Annually	2.027%	Annually	11/23/20	USD	11,000,000	(21,732)	—	(21,732)
Receive	3M LIBOR	Semi-Annually	1.850%	Quarterly	07/27/26	USD	13,350,000	295,363	—	295,363
Receive	3M LIBOR	Semi-Annually	2.000%	Quarterly	07/27/26	USD	87,400,000	1,342,976	1,487,733	(144,757)
Receive	3M LIBOR	Semi-Annually	2.150%	Quarterly	06/19/48	USD	2,410,000	239,779	—	239,779

BHFTI-274

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	3M LIBOR	Semi-Annually	2.250%	Quarterly	06/20/28	USD	28,730,000	$326,379	$1,593,677	$(1,267,298)
Receive	3M LIBOR	Semi-Annually	2.300%	Quarterly	04/21/26	USD	34,400,000	31,408	—	31,408
Receive	3M LIBOR	Semi-Annually	2.300%	Quarterly	04/27/26	USD	41,300,000	39,954	—	39,954
Receive	3M LIBOR	Semi-Annually	2.400%	Quarterly	03/16/26	USD	6,000,000	(23,732)	—	(23,732)
Receive	3M LIBOR	Semi-Annually	2.400%	Quarterly	12/07/26	USD	12,100,000	(15,246)	137,159	(152,405)
Receive	3M LIBOR	Semi-Annually	2.750%	Quarterly	12/19/48	USD	300,000	(8,365)	8,036	(16,401)
Receive	3M LIBOR	Semi-Annually	3.000%	Quarterly	12/19/48	USD	11,100,000	(903,994)	652,033	(1,556,027)
Receive	3M LIBOR	Semi-Annually	3.100%	Quarterly	04/17/28	USD	54,870,000	(1,431,996)	(165,305)	(1,266,691)
Receive	3M LIBOR	Semi-Annually	3.134%	Quarterly	09/13/28	USD	53,000,000	(1,364,403)	—	(1,364,403)
Receive	3M NZDBB	Semi-Annually	3.250%	Quarterly	03/21/28	NZD	8,400,000	(548,650)	25,634	(574,284)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	788,000,000	(157,679)	(14,261)	(143,418)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/20/28	JPY	450,000,000	(89,289)	(7,027)	(82,262)
Receive	6M LIBOR	Semi-Annually	0.450%	Semi-Annually	03/20/29	JPY	2,270,000,000	(736,735)	(123,466)	(613,269)
Receive	6M LIBOR	Semi-Annually	1.500%	Semi-Annually	12/21/45	JPY	143,000,000	(335,174)	(215,769)	(119,405)
Receive	6M LIBOR	Semi-Annually	1.500%	Semi-Annually	09/18/49	GBP	12,110,000	(571,275)	194,010	(765,285)

Totals								$(292,334)	$(314,771)	$22,437

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation(2)
Pay	12M CPURNSA	Maturity	1.788%	Maturity	07/18/26	MSCS	USD	1,400,000	$(33,492)	$—	$(33,492)
Pay	12M CPURNSA	Maturity	1.800%	Maturity	07/20/26	MSCS	USD	6,500,000	(146,167)	—	(146,167)
Pay	12M CPURNSA	Maturity	1.805%	Maturity	09/20/26	MSCS	USD	2,300,000	(49,293)	—	(49,293)
Pay	12M CPURNSA	Maturity	1.810%	Maturity	07/19/26	MSCS	USD	12,600,000	(271,737)	—	(271,737)
Receive	12M CPURNSA	Maturity	2.560%	Maturity	05/08/23	DBAG	USD	12,300,000	(1,283,654)	—	(1,283,654)

Totals									$(1,784,343)	$—	$(1,784,343)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(b)	Notional Amount(c)		Market Value	Upfront Premiums Received	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.31	(5.000%)	Quarterly	12/20/23	0.000%	USD	28,518,000	$(1,909,965)	$(1,625,689)	$(284,276)
ITRX.EUR.26	(1.000%)	Quarterly	12/20/21	0.000%	EUR	13,800,000	(316,984)	(223,085)	(93,899)
ITRX.EUR.28	(1.000%)	Quarterly	12/20/22	0.000%	EUR	38,300,000	(952,404)	(1,068,020)	115,616

Totals							$(3,179,353)	$(2,916,794)	$(262,559)

Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Daimler AG 0.625%, due 03/05/20	1.000%	Quarterly	12/20/20	0.235%	EUR	890,000	$12,921	$14,752	$(1,831)
Deutsche Bank AG 5.125%, due 08/31/17	1.000%	Quarterly	12/20/19	0.606%	EUR	400,000	1,296	(2,184)	3,480
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/20	0.244%	USD	500,000	6,495	(10,283)	16,778
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/23	0.821%	USD	1,000,000	4,080	(51,743)	55,823

Totals							$24,792	$(49,458)	$74,250

BHFTI-275

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

OTC Credit Default Swaps on Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Depreciation
Mexico Government International Bonds 4.150%, due 3/28/27(1)	(1.000%)	Quarterly	12/20/23	BNP	1.092%	USD	9,450,000	$38,365	$92,387	$(54,022)
Mexico Government International Bonds 4.150%, due 3/28/27(1)	(1.000%)	Quarterly	12/20/23	CBNA	1.092%	USD	200,000	812	1,692	(880)
Mexico Government International Bonds 4.150%, due 3/28/27(1)	(1.000%)	Quarterly	12/20/23	GSI	1.092%	USD	8,650,000	35,117	74,532	(39,415)
Mexico Government International Bonds 4.150%, due 3/28/27(1)	(1.000%)	Quarterly	12/20/23	JPMC	1.092%	USD	1,700,000	6,902	14,746	(7,844)

Totals								$81,196	$183,357	$(102,161)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Received	Unrealized Appreciation
CMBX.NA.AAA.8	0.500%	Monthly	10/17/57	DBAG	0.000%	USD	7,900,000	$78,450	$(496,449)	$574,899
CMBX.NA.AAA.8	0.500%	Monthly	10/17/57	GSI	0.000%	USD	900,000	8,937	(46,593)	55,530

Totals								$87,387	$(543,042)	$630,429

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	Illiquid securities. As of March 31, 2019, these securities represent 0.2% of net assets.
(2)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

BHFTI-276

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas N.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services LLC
(SG)—	Societe Generale Paris
(UBSA)—	UBS AG

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNH)—	Chinese Renminbi
(COP)—	Colombian Peso
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(PEN)—	Peruvian Nuevo Sol
(RUB)—	Russian Ruble
(SGD)—	Singapore Dollar
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar

Index Abbreviations

(ARLLMONP)—	Argentina Blended Policy Rate
(BBSW)—	Bank Bill Swap Rate
(BADLAR)—	Buenos Aires Deposits of Large Amount Rate Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX)—	Commercial Mortgage-Backed Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(COFI)—	11th District Cost of Funds Index
(CPALEMU)—	Euro Area All Items Index Non-Seasonally Adjusted
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro Interbank Offered Rate
(FEDRC)	U.S. Federal Funds Rate Compounded
(FRCPXT)—	France Consumer Price ex-Tobacco Index
(HICP)—	Eurozone Harmonized Index of Consumer Prices
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ITRX.EUR)—	Markit iTraxx Europe CDS Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(NZDDBB)-	New Zealand Dollar Bank Bill Index
(UKRPI)—	United Kingdom Retail Price Index
(YOY)—	Year-Over-Year

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CDS)—	Credit Default Swap
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-277

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,689,421,171	$—	$2,689,421,171
Total Corporate Bonds & Notes*	—	231,063,403	—	231,063,403
Total Foreign Government*	—	189,888,106	—	189,888,106
Total Asset-Backed Securities*	—	154,150,043	—	154,150,043
Total Mortgage-Backed Securities*	—	60,673,526	—	60,673,526
Total Convertible Preferred Stock*	1,163,115	—	—	1,163,115
Total Municipals	—	698,425	—	698,425
Total Floating Rate Loan*	—	95,923	—	95,923
Purchased Options
Credit Default Swaptions at Value	—	9	—	9
Interest Rate Swaptions at Value	—	4,027,173	—	4,027,173
Options on Exchange-Traded Futures Contracts at Value	5,880	—	—	5,880
Total Purchased Options	$5,880	$4,027,182	$—	$4,033,062
Total Short-Term Investments*	—	87,085,799	—	87,085,799
Total Investments	$1,168,995	$3,417,103,578	$—	$3,418,272,573

TBA Forward Sales Commitments	$—	$(52,422,090)	$—	$(52,422,090)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$5,330,368	$—	$5,330,368
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,756,230)	—	(1,756,230)
Total Forward Contracts	$—	$3,574,138	$—	$3,574,138
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$6,744,655	$—	$—	$6,744,655
Futures Contracts (Unrealized Depreciation)	(15,620,886)	—	—	(15,620,886)
Total Futures Contracts	$(8,876,231)	$—	$—	$(8,876,231)
Written Options
Credit Default Swaptions at Value	$—	$(722)	$—	$(722)
Inflation Capped Options at Value	—	(69,739)	—	(69,739)
Interest Rate Swaptions at Value	—	(4,033,755)	—	(4,033,755)
Options on Exchange-Traded Futures Contracts at Value	(39,750)	—	—	(39,750)
Total Written Options	$(39,750)	$(4,104,216)	$—	$(4,143,966)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$10,695,453	$—	$10,695,453
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(10,861,325)	—	(10,861,325)
Total Centrally Cleared Swap Contracts	$—	$(165,872)	$—	$(165,872)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$168,583	$—	$168,583
OTC Swap Contracts at Value (Liabilities)	—	(1,784,343)	—	(1,784,343)
Total OTC Swap Contracts	$—	$(1,615,760)	$—	$(1,615,760)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-278

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—81.8% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—57.4%
Fannie Mae 10 Yr. Pool
3.000%, 12/01/20	27,360	$27,613
3.000%, 02/01/21	92,673	93,529
3.000%, 08/01/21	77,623	78,339
3.000%, 11/01/21	22,913	23,125
3.000%, 03/01/22	110,240	111,385
3.000%, 05/01/22	383,251	388,507
Fannie Mae 15 Yr. Pool
3.000%, 09/01/28	397,651	402,024
3.000%, 06/01/30	13,701,422	13,861,969
3.000%, TBA (a)	59,000,000	59,521,827
3.500%, 10/01/26	154,305	158,076
3.500%, 12/01/26	264,601	271,042
3.500%, 08/01/27	225,553	231,272
3.500%, 07/01/29	142,854	146,322
3.500%, TBA (a)	53,000,000	54,197,188
4.000%, 06/01/24	3,626	3,735
4.000%, 02/01/25	309,661	319,012
4.000%, 06/01/25	100,065	103,087
4.000%, 08/01/25	55,207	56,874
4.000%, 12/01/25	96,490	99,404
4.000%, 02/01/26	93,574	96,404
4.000%, 03/01/26	18,039	18,584
4.000%, 06/01/26	14,448	14,884
4.000%, TBA (a)	3,000,000	3,090,357
4.500%, 08/01/20	46,009	46,842
4.500%, 09/01/20	24,018	24,436
4.500%, 10/01/20	2,265	2,304
4.500%, 12/01/20	28,720	29,231
4.500%, 02/01/23	82,484	84,500
4.500%, 03/01/23	114,989	118,126
4.500%, 05/01/23	15,124	15,420
4.500%, 06/01/23	1,003	1,032
4.500%, 04/01/24	27,096	27,859
4.500%, 05/01/24	95,480	98,065
4.500%, 08/01/24	18,359	18,875
4.500%, 10/01/24	134,399	137,902
4.500%, 11/01/24	35,005	35,977
4.500%, 02/01/25	219,607	225,774
4.500%, 03/01/25	177,762	182,847
4.500%, 04/01/25	152,139	156,462
4.500%, 05/01/25	345,304	354,303
4.500%, 06/01/25	25,353	26,063
4.500%, 07/01/25	1,429,085	1,470,038
4.500%, 08/01/25	25,724	26,308
4.500%, 09/01/25	92,856	95,512
4.500%, 11/01/25	79,268	81,549
4.500%, 04/01/26	8,026	8,257
4.500%, 01/01/27	19,632	20,096
5.500%, 09/01/19	3	3
5.500%, 09/01/20	1,623	1,637
5.500%, 12/01/20	30	30
5.500%, 03/01/22	52,847	53,842
5.500%, 04/01/22	31,050	31,602
5.500%, 07/01/22	43,030	43,912
5.500%, 09/01/22	16,706	17,042

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 15 Yr. Pool
5.500%, 10/01/22	140,092	144,066
5.500%, 11/01/22	30,451	31,183
5.500%, 12/01/22	25,033	25,558
5.500%, 02/01/23	54,147	55,616
5.500%, 03/01/23	7,097	7,335
5.500%, 07/01/23	5,331	5,493
5.500%, 08/01/23	17,417	18,052
5.500%, 10/01/23	31,579	32,522
5.500%, 12/01/23	12,425	12,757
5.500%, 01/01/24	4,527	4,697
5.500%, 03/01/24	25,636	26,495
5.500%, 09/01/24	9,503	9,529
5.500%, 01/01/25	362,555	376,144
5.500%, 05/01/25	18,271	18,836
Fannie Mae 20 Yr. Pool
4.000%, 04/01/29	37,236	38,744
4.000%, 05/01/29	133,487	137,302
4.000%, 03/01/30	75,702	77,866
4.000%, 05/01/30	117,439	120,973
4.000%, 08/01/30	94,972	98,734
4.000%, 09/01/30	69,001	71,735
4.000%, 10/01/30	2,816	2,928
4.000%, 11/01/30	331,749	344,893
4.000%, 12/01/30	44,712	46,484
4.000%, 06/01/31	6,759	7,027
4.000%, 09/01/31	168,713	175,403
4.000%, 11/01/31	15,568	16,015
4.500%, 01/01/25	4,540	4,728
4.500%, 04/01/31	30,363	31,888
5.000%, 03/01/23	262,327	277,139
5.000%, 09/01/23	74,997	79,232
5.000%, 01/01/24	242,917	256,634
5.000%, 07/01/24	5,479,901	5,789,326
5.000%, 09/01/25	19,513	20,615
5.000%, 12/01/25	169,598	179,175
5.000%, 01/01/26	38,287	40,450
5.000%, 08/01/26	173,615	183,418
5.000%, 02/01/27	3,592	3,795
5.000%, 05/01/27	101,845	107,596
5.000%, 07/01/27	567,623	599,674
5.000%, 03/01/28	10,334	10,917
5.000%, 05/01/28	354,694	374,722
5.000%, 06/01/28	1,091,398	1,153,028
5.000%, 01/01/29	194,739	205,735
5.000%, 07/01/29	61,063	64,550
5.000%, 12/01/29	17,609	18,618
5.000%, 03/01/30	313,962	331,904
5.000%, 05/01/30	72,759	76,947
5.000%, 11/01/30	316,563	334,438
5.000%, 07/01/31	54,230	57,348
5.500%, 06/01/27	5,542	5,914
5.500%, 12/01/27	64,879	69,242
5.500%, 03/01/28	30,509	32,560
5.500%, 04/01/28	47,429	50,619
5.500%, 05/01/28	40,207	42,911

BHFTI-279

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 20 Yr. Pool
5.500%, 10/01/28	13,151	$14,035
5.500%, 12/01/28	5,450	5,817
5.500%, 01/01/29	84,451	90,130
5.500%, 07/01/29	47,906	51,128
5.500%, 10/01/29	158,165	168,802
5.500%, 04/01/30	82,747	88,312
6.000%, 06/01/26	6,099	6,574
6.000%, 07/01/26	48,433	52,208
6.000%, 08/01/26	9,112	9,822
6.000%, 12/01/26	8,290	8,936
6.000%, 10/01/28	27,885	30,059
Fannie Mae 30 Yr. Pool
3.000%, TBA (a)	431,000,000	428,677,929
3.500%, TBA (a)	867,100,000	878,457,375
4.000%, 05/01/34	126,571	130,586
4.000%, 05/01/35	77,366	79,932
4.000%, 01/01/41	509,732	532,175
4.000%, 03/01/41	283,690	294,129
4.000%, 05/01/41	358,467	374,402
4.000%, 05/01/42	137,136	143,269
4.000%, 12/01/43	552,896	574,399
4.000%, 06/01/48	346,685	356,904
4.000%, TBA (a)	740,630,000	761,574,777
4.500%, 04/01/39	818,640	869,262
4.500%, 05/01/39	67,316	71,140
4.500%, 06/01/39	24,953	26,400
4.500%, 08/01/39	20,570	21,741
4.500%, 12/01/39	7,616	8,108
4.500%, 05/01/40	30,662	32,417
4.500%, 09/01/40	29,661	31,360
4.500%, 10/01/40	217,218	226,299
4.500%, 12/01/40	52,671	55,653
4.500%, 02/01/41	161,207	170,108
4.500%, 05/01/41	16,462	17,479
4.500%, 06/01/41	11,181	11,811
4.500%, 07/01/41	9,140	9,610
4.500%, 09/01/41	502,462	523,893
4.500%, 10/01/41	127,172	134,459
4.500%, 03/01/42	30,313	31,870
4.500%, 06/01/42	56,023	59,119
4.500%, 07/01/42	899,139	942,533
4.500%, 11/01/43	16,401	17,416
4.500%, TBA (a)	140,000,000	145,756,269
5.000%, 03/01/32	2,875	3,038
5.000%, 04/01/33	64,546	68,191
5.000%, 07/01/33	87,881	94,861
5.000%, 08/01/33	1,929	2,080
5.000%, 09/01/33	1,575	1,710
5.000%, 10/01/33	16,192	17,481
5.000%, 11/01/33	428	457
5.000%, 01/01/34	83,390	88,111
5.000%, 04/01/34	97,376	105,063
5.000%, 06/01/34	2,157	2,290
5.000%, 12/01/34	20,450	21,605
5.000%, 01/01/35	52,772	56,322

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.000%, 04/01/35	43	47
5.000%, 07/01/35	27,023	28,549
5.000%, 09/01/35	20,570	21,731
5.000%, 01/01/38	134,900	145,064
5.000%, 04/01/39	20,703	22,249
5.000%, 10/01/39	6,547	7,060
5.000%, 11/01/39	17,215	18,598
5.000%, 06/01/40	11,474	12,130
5.000%, 11/01/42	99,059	104,685
5.500%, 12/01/28	20,808	22,208
5.500%, 06/01/33	45,474	49,954
5.500%, 07/01/33	7,268	7,992
5.500%, 09/01/33	130,666	141,127
5.500%, 11/01/33	215,382	229,866
5.500%, 12/01/33	1,177	1,293
5.500%, 04/01/34	2,012	2,212
5.500%, 07/01/34	12,096	12,910
5.500%, 08/01/34	185,857	203,957
5.500%, 09/01/34	9,515	10,268
5.500%, 11/01/34	273,301	300,629
5.500%, 12/01/34	639,181	702,716
5.500%, 01/01/35	229,556	252,522
5.500%, 02/01/35	315,921	347,525
5.500%, 03/01/35	408,412	448,183
5.500%, 04/01/35	119,233	128,643
5.500%, 05/01/35	113,618	125,021
5.500%, 06/01/35	190,188	209,169
5.500%, 08/01/35	167,504	184,142
5.500%, 09/01/35	1,739,576	1,912,510
5.500%, 10/01/35	177,514	194,964
5.500%, 12/01/35	874,120	961,027
5.500%, 01/01/36	191,381	210,276
5.500%, 03/01/36	206,744	227,493
5.500%, 05/01/36	1,668	1,830
5.500%, 07/01/36	844,146	928,571
5.500%, 09/01/36	102,610	112,875
5.500%, 11/01/36	59,605	65,515
5.500%, 12/01/36	2,501	2,669
5.500%, 02/01/37	1,451	1,574
5.500%, 05/01/37	16,517	18,035
5.500%, 08/01/37	799,707	879,434
5.500%, 01/01/38	5,483	5,938
5.500%, 02/01/38	143,048	156,896
5.500%, 03/01/38	854,715	934,073
5.500%, 05/01/38	1,597,157	1,742,071
5.500%, 06/01/38	61,828	66,955
5.500%, 09/01/38	21,461	22,904
5.500%, 10/01/38	631,785	694,947
5.500%, 11/01/38	146,612	159,470
5.500%, 01/01/39	41,397	45,254
5.500%, 07/01/39	14,763	15,755
5.500%, 11/01/39	1,830,787	1,970,212
5.500%, 02/01/40	398,620	428,622
5.500%, 06/01/40	57,960	61,859
5.500%, 09/01/40	262,429	283,986

BHFTI-280

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 07/01/41	3,054,593	$3,285,233
5.500%, TBA (a)	12,000,000	12,810,569
6.000%, 12/01/28	12,365	13,329
6.000%, 01/01/29	13,783	14,968
6.000%, 02/01/29	108	118
6.000%, 04/01/29	2,272	2,505
6.000%, 06/01/29	3,384	3,732
6.000%, 11/01/32	43,356	46,816
6.000%, 12/01/32	154,485	170,399
6.000%, 03/01/33	13,342	14,724
6.000%, 04/01/33	4,846	5,223
6.000%, 05/01/33	13,401	14,795
6.000%, 07/01/33	14,339	15,830
6.000%, 01/01/34	1,461	1,594
6.000%, 09/01/34	8,600	9,270
6.000%, 11/01/34	6,027	6,577
6.000%, 04/01/35	616,011	679,770
6.000%, 05/01/35	17,523	19,037
6.000%, 06/01/35	3,222	3,554
6.000%, 07/01/35	34,885	37,805
6.000%, 09/01/35	5,239	5,712
6.000%, 11/01/35	404,246	437,140
6.000%, 12/01/35	13,025	14,170
6.000%, 04/01/36	3,756	4,125
6.000%, 05/01/36	288,009	311,842
6.000%, 06/01/36	19,928	21,481
6.000%, 07/01/36	11,871	12,912
6.000%, 08/01/36	1,384,230	1,527,812
6.000%, 09/01/36	142,914	157,156
6.000%, 10/01/36	64,427	69,839
6.000%, 11/01/36	92,582	100,550
6.000%, 12/01/36	13,837	14,916
6.000%, 01/01/37	106,974	116,953
6.000%, 02/01/37	335,499	370,180
6.000%, 04/01/37	57,128	62,477
6.000%, 05/01/37	45,100	48,615
6.000%, 07/01/37	18,887	20,825
6.000%, 08/01/37	37,583	41,032
6.000%, 11/01/37	45,525	50,164
6.000%, 02/01/38	445,373	491,057
6.000%, 03/01/38	7,952	8,781
6.000%, 08/01/38	20,096	21,775
6.000%, 09/01/38	510,797	563,136
6.000%, 10/01/38	53,323	59,669
6.000%, 11/01/38	8,158	8,793
6.000%, 01/01/39	75,913	83,376
6.000%, 04/01/39	415,560	458,560
6.000%, 07/01/39	70,639	78,000
6.000%, 08/01/39	504,882	551,340
6.000%, 05/01/40	1,964	2,117
6.000%, TBA (a)	6,500,000	7,001,132
8.000%, 10/01/25	854	926
Fannie Mae ARM Pool
3.532%, 12M MTA + 1.200%, 08/01/41 (b)	218,304	215,044
3.532%, 12M MTA + 1.200%, 07/01/42 (b)	210,248	211,429

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae ARM Pool
3.532%, 12M MTA + 1.200%, 08/01/42 (b)	229,151	230,482
3.532%, 12M MTA + 1.200%, 10/01/44 (b)	310,316	312,199
3.582%, 12M MTA + 1.250%, 09/01/41 (b)	627,928	631,945
3.690%, 12M LIBOR + 1.357%, 03/01/35 (b)	21,663	22,311
3.937%, 12M LIBOR + 1.633%, 05/01/35 (b)	33,658	35,060
4.093%, 6M LIBOR + 1.414%, 06/01/33 (b)	19,470	19,986
4.096%, 1Y H15 + 2.067%, 10/01/28 (b)	68,853	70,258
4.126%, 12M MTA + 1.787%, 11/01/35 (b)	128,811	132,412
4.153%, 6M LIBOR + 1.510%, 01/01/35 (b)	112,021	115,567
4.153%, 12M LIBOR + 1.810%, 04/01/35 (b)	66,181	69,317
4.188%, 1Y H15 + 2.313%, 05/01/35 (b)	236,169	249,886
4.219%, 12M LIBOR + 1.344%, 11/01/34 (b)	3,150	3,298
4.230%, 12M LIBOR + 1.355%, 12/01/34 (b)	429,798	444,250
4.248%, 6M LIBOR + 1.373%, 09/01/35 (b)	641,483	656,313
4.264%, COFI + 1.927%, 12/01/36 (b)	110,036	114,297
4.270%, 6M LIBOR + 1.538%, 01/01/36 (b)	44,312	46,126
4.278%, 12M LIBOR + 1.741%, 09/01/32 (b)	114,764	120,964
4.279%, 12M LIBOR + 1.353%, 12/01/34 (b)	674,413	696,166
4.282%, 1Y H15 + 2.157%, 07/01/32 (b)	19,047	19,331
4.285%, 12M LIBOR + 1.660%, 05/01/34 (b)	284,505	298,675
4.388%, 12M LIBOR + 1.559%, 10/01/34 (b)	7,183	7,493
4.400%, 1Y H15 + 1.900%, 02/01/31 (b)	129,101	130,639
4.403%, 1Y H15 + 2.204%, 07/01/33 (b)	15,159	15,913
4.417%, 12M LIBOR + 1.618%, 03/01/33 (b)	1,765	1,818
4.439%, 1Y H15 + 2.082%, 10/01/35 (b)	168,898	177,140
4.473%, 1Y H15 + 2.223%, 08/01/35 (b)	197,407	207,356
4.480%, 6M LIBOR + 1.605%, 08/01/36 (b)	142,245	147,252
4.486%, 1Y H15 + 2.176%, 11/01/35 (b)	316,538	334,195
4.500%, 12M LIBOR + 1.750%, 08/01/35 (b)	319,600	335,147
4.535%, 1Y H15 + 2.215%, 09/01/31 (b)	30,658	31,768
4.567%, 12M LIBOR + 1.670%, 11/01/34 (b)	68,424	71,514
4.581%, 12M LIBOR + 1.676%, 12/01/34 (b)	26,278	27,435
4.590%, 12M LIBOR + 1.622%, 01/01/35 (b)	11,827	12,344
4.595%, 12M LIBOR + 1.595%, 11/01/35 (b)	148,551	151,389
4.603%, 1Y H15 + 2.299%, 04/01/34 (b)	4,635	4,884
4.664%, 12M LIBOR + 1.537%, 01/01/35 (b)	27,376	28,525
4.685%, 12M LIBOR + 1.810%, 09/01/34 (b)	497,935	523,989
4.692%, 12M LIBOR + 1.567%, 01/01/35 (b)	49,332	51,495
4.721%, 12M LIBOR + 1.635%, 02/01/35 (b)	23,061	24,192
4.722%, 1Y H15 + 2.360%, 11/01/34 (b)	1,278,264	1,352,178
4.750%, 12M LIBOR + 1.627%, 01/01/35 (b)	44,159	46,182
4.760%, 12M LIBOR + 1.885%, 11/01/32 (b)	24,394	25,229
4.847%, 1Y H15 + 2.194%, 02/01/35 (b)	75,889	79,760
5.141%, COFI + 1.723%, 09/01/34 (b)	15,591	16,500
Fannie Mae Pool
2.310%, 08/01/22	8,200,000	8,147,945
2.870%, 09/01/27	7,300,000	7,278,253
3.320%, 05/01/28	17,700,000	18,229,491
3.330%, 11/01/21	1,377,828	1,398,329
Fannie Mae REMICS (CMO)
2.882%, 1M LIBOR + 0.400%, 09/18/31 (b)	178,656	175,666
3.386%, 1M LIBOR + 0.900%, 04/25/32 (b)	55,797	56,694
4.393%, 05/25/35	606,600	637,458
Freddie Mac 15 Yr. Gold Pool
5.500%, 09/01/19	9,304	9,309

BHFTI-281

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 20 Yr. Gold Pool
4.000%, 06/01/30	72,118	$74,239
4.000%, 09/01/30	341,760	355,563
4.000%, 10/01/30	19,876	20,680
5.500%, 04/01/21	4,136	4,429
5.500%, 12/01/22	308	329
5.500%, 03/01/23	65,376	70,007
5.500%, 06/01/26	925	990
5.500%, 08/01/26	834	893
5.500%, 06/01/27	21,140	22,662
5.500%, 12/01/27	41,364	44,294
5.500%, 01/01/28	28,622	30,649
5.500%, 02/01/28	6,228	6,670
5.500%, 05/01/28	54,572	58,437
5.500%, 06/01/28	97,275	104,171
6.000%, 03/01/21	10,915	11,814
6.000%, 01/01/22	52,884	57,240
6.000%, 10/01/22	232,308	251,447
6.000%, 04/01/23	12,097	13,093
Freddie Mac 30 Yr. Gold Pool
3.000%, TBA (a)	66,000,000	65,736,104
3.500%, TBA (a)	75,000,000	76,083,984
4.000%, 12/01/40	203,396	211,149
4.000%, TBA (a)	85,000,000	87,502,106
4.500%, 04/01/34	18,136	19,194
4.500%, 06/01/35	58,648	62,089
4.500%, 04/01/41	133,479	141,322
4.500%, 10/01/41	108,488	113,889
4.500%, TBA (a)	29,800,000	31,101,422
5.500%, 03/01/32	7,891	8,449
5.500%, 01/01/33	1,189	1,302
5.500%, 05/01/33	1,388	1,521
5.500%, 08/01/33	1,411	1,550
5.500%, 10/01/33	2,466	2,679
5.500%, 01/01/34	1,605	1,762
5.500%, 09/01/34	17,694	19,231
5.500%, 01/01/35	26,978	29,665
5.500%, 07/01/35	1,489	1,637
5.500%, 10/01/35	43,371	46,444
5.500%, 11/01/35	49,837	53,664
5.500%, 12/01/35	35,396	38,864
5.500%, 01/01/36	24,385	26,768
5.500%, 02/01/36	35,052	37,535
5.500%, 04/01/36	15,308	16,801
5.500%, 06/01/36	1,347,853	1,482,115
5.500%, 07/01/36	27,534	30,413
5.500%, 08/01/36	62,537	67,941
5.500%, 10/01/36	12,944	14,213
5.500%, 12/01/36	201,924	221,925
5.500%, 02/01/37	18,306	20,097
5.500%, 03/01/37	13,418	14,733
5.500%, 04/01/37	32,429	34,896
5.500%, 06/01/37	53,820	58,443
5.500%, 07/01/37	184,980	202,940
5.500%, 08/01/37	66,031	72,609
5.500%, 09/01/37	26,240	28,429

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
5.500%, 10/01/37	8,352	9,175
5.500%, 11/01/37	207,407	227,931
5.500%, 12/01/37	13,996	15,138
5.500%, 01/01/38	65,612	71,985
5.500%, 02/01/38	167,681	183,936
5.500%, 03/01/38	71,707	78,263
5.500%, 04/01/38	163,077	178,533
5.500%, 05/01/38	93,969	102,580
5.500%, 06/01/38	255,712	279,331
5.500%, 07/01/38	329,664	361,215
5.500%, 08/01/38	890,351	977,470
5.500%, 09/01/38	241,808	264,157
5.500%, 10/01/38	6,859,168	7,501,380
5.500%, 11/01/38	2,435,326	2,657,801
5.500%, 12/01/38	5,871	6,287
5.500%, 01/01/39	568,687	623,888
5.500%, 02/01/39	86,643	93,799
5.500%, 03/01/39	64,780	70,990
5.500%, 06/01/39	2,151,587	2,351,500
5.500%, 09/01/39	47,188	51,585
5.500%, 02/01/40	74,477	81,373
5.500%, 03/01/40	10,544	11,510
5.500%, 05/01/40	2,211	2,419
5.500%, 08/01/40	70,130	76,613
5.500%, TBA (a)	500,000	535,566
Freddie Mac ARM Non-Gold Pool
4.085%, 12M LIBOR + 1.345%, 09/01/35 (b)	128,280	132,319
4.434%, 1Y H15 + 2.250%, 06/01/35 (b)	567,974	597,210
4.516%, 1Y H15 + 2.107%, 10/01/34 (b)	32,147	33,648
4.541%, 1Y H15 + 2.250%, 08/01/35 (b)	253,307	266,349
4.595%, 1Y H15 + 2.222%, 09/01/35 (b)	224,271	235,676
4.684%, 12M LIBOR + 1.677%, 01/01/35 (b)	15,566	16,209
4.685%, 12M LIBOR + 1.900%, 11/01/34 (b)	6,530	6,816
4.711%, 12M LIBOR + 1.961%, 08/01/32 (b)	46,392	47,839
4.723%, 1Y H15 + 2.250%, 11/01/31 (b)	17,376	18,280
4.723%, 12M LIBOR + 1.625%, 02/01/35 (b)	27,312	28,517
4.732%, 12M LIBOR + 1.890%, 11/01/34 (b)	18,858	19,825
4.746%, 12M LIBOR + 1.621%, 02/01/35 (b)	21,637	22,593
4.747%, 1Y H15 + 2.250%, 11/01/34 (b)	46,701	49,161
4.750%, 12M LIBOR + 1.625%, 02/01/35 (b)	7,612	7,927
4.759%, 1Y H15 + 2.464%, 01/01/29 (b)	211,567	218,906
4.765%, 12M LIBOR + 1.900%, 11/01/34 (b)	14,496	15,159
4.796%, 12M LIBOR + 1.678%, 02/01/35 (b)	23,329	24,400
4.812%, 1Y H15 + 2.108%, 02/01/35 (b)	33,257	34,852
4.943%, 1Y H15 + 2.250%, 01/01/35 (b)	121,676	127,992
4.982%, 1Y H15 + 2.250%, 02/01/35 (b)	46,572	49,011
4.988%, 12M LIBOR + 1.901%, 02/01/35 (b)	27,229	28,663
Freddie Mac Multifamily Structured Pass-Through Certificates 1.255%, 08/25/22 (b) (c)	41,142,480	1,469,943
Freddie Mac REMICS (CMO)
2.734%, 1M LIBOR + 0.250%, 07/15/34 (b)	34,639	34,565
2.884%, 1M LIBOR + 0.400%, 06/15/41 (b)	7,959,315	7,957,312
3.500%, 01/15/42	25,692,536	26,527,634
4.125%, PRIME - 1.375%, 11/15/23 (b)	151,837	154,314
6.500%, 01/15/24	9,868	10,460

BHFTI-282

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac Structured Pass-Through Securities (CMO)
3.364%, 12M MTA + 1.200%, 02/25/45 (b)	64,173	$64,156
3.597%, 12M MTA + 1.200%, 10/25/44 (b)	719,297	726,889
3.797%, 12M MTA + 1.400%, 07/25/44 (b)	3,609,674	3,629,174
Ginnie Mae I 30 Yr. Pool
3.000%, TBA (a)	7,000,000	7,040,195
4.000%, TBA (a)	11,000,000	11,362,227
5.000%, 10/15/33	6,031	6,295
5.000%, 12/15/33	23,676	25,417
5.000%, 05/15/34	5,162	5,544
5.000%, 07/15/34	713	745
5.000%, 11/15/35	2,440	2,558
5.000%, 03/15/36	1,968	2,114
5.000%, 10/15/38	530,642	570,095
5.000%, 02/15/39	79,132	85,015
5.000%, 03/15/39	120,760	129,690
5.000%, 04/15/39	884,115	949,951
5.000%, 05/15/39	2,595,637	2,787,671
5.000%, 06/15/39	850,995	912,660
5.000%, 09/15/39	263,303	282,644
5.000%, 05/15/40	27,719	29,763
5.000%, 09/15/40	292,573	314,178
5.000%, 12/15/40	21,349	22,918
5.000%, 07/15/41	12,310	12,850
5.000%, 09/15/47	252,205	265,209
5.000%, TBA (a)	15,000,000	15,649,512
7.000%, 10/15/23	1,319	1,328
7.500%, 01/15/26	2,217	2,352
Ginnie Mae II 30 Yr. Pool
3.500%, TBA (a)	10,000,000	10,220,312
4.000%, TBA (a)	14,500,000	14,976,348
5.000%, 12/20/48	3,702,963	3,884,028
5.000%, 01/20/49	2,290,031	2,398,321
5.000%, 02/20/49	1,564,220	1,641,805
5.000%, 03/20/49	4,000,000	4,198,398
5.000%, TBA (a)	90,150,000	94,145,130
Ginnie Mae II ARM Pool
3.375%, 1Y H15 + 1.500%, 02/20/22 (b)	4,291	4,302
3.375%, 1Y H15 + 1.500%, 01/20/23 (b)	6,903	7,014
3.375%, 1Y H15 + 1.500%, 02/20/26 (b)	6,079	6,243
3.375%, 1Y H15 + 1.500%, 01/20/27 (b)	2,970	3,006
3.375%, 1Y H15 + 1.500%, 02/20/27 (b)	1,535	1,533
3.375%, 1Y H15 + 1.500%, 02/20/28 (b)	9,468	9,552
3.375%, 1Y H15 + 1.500%, 03/20/28 (b)	8,809	8,891
3.375%, 1Y H15 + 1.500%, 01/20/30 (b)	22,856	23,626
3.375%, 1Y H15 + 1.500%, 03/20/32 (b)	354	367
3.375%, 1Y H15 + 1.500%, 03/20/33 (b)	3,244	3,368
3.625%, 1Y H15 + 1.500%, 04/20/22 (b)	275	274
3.625%, 1Y H15 + 1.500%, 05/20/26 (b)	9,200	9,241
3.625%, 1Y H15 + 1.500%, 06/20/27 (b)	3,350	3,448
3.625%, 1Y H15 + 1.500%, 05/20/28 (b)	3,775	3,892
3.625%, 1Y H15 + 1.500%, 04/20/29 (b)	4,644	4,649
3.625%, 1Y H15 + 1.500%, 05/20/29 (b)	5,952	6,145
3.625%, 1Y H15 + 1.500%, 04/20/30 (b)	11,967	12,372
3.625%, 1Y H15 + 1.500%, 05/20/30 (b)	19,855	20,529
3.625%, 1Y H15 + 1.500%, 06/20/30 (b)	6,739	6,968

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II ARM Pool
3.625%, 1Y H15 + 1.500%, 04/20/31 (b)	7,116	7,130
3.625%, 1Y H15 + 1.500%, 04/20/32 (b)	5,205	5,280
3.625%, 1Y H15 + 1.500%, 05/20/32 (b)	7,750	7,828
3.750%, 1Y H15 + 1.500%, 08/20/27 (b)	30,209	31,219
3.750%, 1Y H15 + 1.500%, 09/20/27 (b)	54,541	54,709
3.750%, 1Y H15 + 1.500%, 07/20/29 (b)	5,940	6,155
3.750%, 1Y H15 + 1.500%, 08/20/29 (b)	6,280	6,509
3.750%, 1Y H15 + 1.500%, 09/20/29 (b)	9,655	9,710
3.750%, 1Y H15 + 1.500%, 08/20/31 (b)	1,846	1,918
3.750%, 1Y H15 + 1.500%, 07/20/32 (b)	3,847	3,887
3.750%, 1Y H15 + 1.500%, 09/20/33 (b)	35,904	37,340
4.125%, 1Y H15 + 1.500%, 11/20/26 (b)	10,722	10,776
4.125%, 1Y H15 + 1.500%, 11/20/27 (b)	10,103	10,256
4.125%, 1Y H15 + 1.500%, 10/20/28 (b)	6,985	6,990
4.125%, 1Y H15 + 1.500%, 10/20/29 (b)	4,440	4,590
4.125%, 1Y H15 + 1.500%, 10/20/30 (b)	2,508	2,517
4.125%, 1Y H15 + 1.500%, 11/20/30 (b)	22,892	23,063
4.625%, 1Y H15 + 2.000%, 10/20/31 (b)	5,026	5,051
Government National Mortgage Association (CMO)
2.849%, 1M LIBOR + 0.340%, 12/20/62 (b)	277,518	276,591
3.109%, 1M LIBOR + 0.600%, 08/20/65 (b)	3,393,719	3,390,441
3.109%, 1M LIBOR + 0.600%, 10/20/65 (b)	8,690,775	8,714,030
3.159%, 1M LIBOR + 0.650%, 06/20/66 (b)	6,348,415	6,368,106
3.359%, 1M LIBOR + 0.850%, 09/20/66 (b)	9,236,246	9,323,084
3.509%, 1M LIBOR + 1.000%, 12/20/65 (b)	23,917,971	24,265,996
3.509%, 1M LIBOR + 1.000%, 01/20/67 (b)	11,158,590	11,333,572
3.628%, 12M LIBOR + 0.800%, 09/20/67 (b)	9,913,850	10,122,777
5.123%, 09/20/66 (b)	11,780,745	12,938,131

		3,043,465,210

U.S. Treasury—24.4%
U.S. Treasury Bonds
2.750%, 08/15/42 (d)	39,000,000	38,914,687
2.750%, 11/15/42 (d)	63,400,000	63,219,211
2.875%, 05/15/43 (d)	83,700,000	85,161,481
3.000%, 11/15/44 (d)	50,400,000	52,378,594
3.000%, 02/15/48	23,600,000	24,476,703
3.125%, 02/15/42	15,800,000	16,826,383
3.125%, 02/15/43 (d)	20,000,000	21,233,594
3.125%, 08/15/44 (d)	116,300,000	123,555,121
3.625%, 08/15/43 (d)	21,900,000	25,216,652
3.750%, 11/15/43 (d)	28,100,000	33,012,012
4.250%, 05/15/39	9,600,000	12,025,500
4.375%, 11/15/39 (d)	57,100,000	72,688,746
4.375%, 05/15/40	11,900,000	15,167,852
4.500%, 08/15/39	15,100,000	19,533,266
4.625%, 02/15/40	12,800,000	16,836,000
U.S. Treasury Inflation Indexed Bonds
0.875%, 02/15/47 (e)	4,483,567	4,442,957
1.000%, 02/15/48 (e)	32,151,420	32,883,272
U.S. Treasury Inflation Indexed Notes
0.375%, 01/15/27 (d) (e)	21,360,385	21,178,730
0.375%, 07/15/27 (e)	10,289,400	10,216,393
0.750%, 07/15/28 (d) (e)	67,983,738	69,534,554
0.875%, 01/15/29 (e)	77,153,094	79,676,067

BHFTI-283

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
1.375%, 03/31/20 (f) (g) (h)	22,000,000	$21,776,562
1.750%, 09/30/22 (f) (g) (h)	20,400,000	20,074,078
1.875%, 07/31/22 (d) (f) (g)	102,600,000	101,437,735
1.875%, 08/31/22 (f) (g)	31,200,000	30,839,250
2.000%, 10/31/22 (f) (g) (h)	3,300,000	3,274,734
2.125%, 07/31/24 (f) (g)	24,800,000	24,634,344
2.125%, 09/30/24 (d)	89,200,000	88,548,422
2.250%, 11/15/24 (d) (f)	114,200,000	114,026,023
2.250%, 08/15/27 (d)	24,360,000	24,147,801
2.625%, 02/15/29 (d) (i)	29,260,000	29,829,198

		1,296,765,922

Total U.S. Treasury & Government Agencies (Cost $4,331,209,462)		4,340,231,132

Corporate Bonds & Notes—49.3%

Advertising—0.0%
Interpublic Group of Cos., Inc. (The) 3.750%, 10/01/21	1,400,000	1,424,613

Aerospace/Defense—0.5%
United Technologies Corp.
3.100%, 06/01/22	12,717,000	12,803,255
3.650%, 08/16/23	14,900,000	15,297,645

		28,100,900

Agriculture—0.8%
BAT Capital Corp.
2.297%, 08/14/20	3,585,000	3,549,886
2.764%, 08/15/22	15,200,000	14,954,806
3.222%, 08/15/24	6,300,000	6,163,428
3.557%, 08/15/27	3,700,000	3,506,228
BAT International Finance plc
2.750%, 06/15/20 (144A)	3,200,000	3,188,026
3.250%, 06/07/22 (144A)	3,172,000	3,170,108
Imperial Brands Finance plc 2.950%, 07/21/20 (144A)	2,200,000	2,193,511
Reynolds American, Inc. 6.875%, 05/01/20	4,400,000	4,576,312

		41,302,305

Airlines—0.1%
Latam Airlines Pass-Through Trust
4.200%, 11/15/27	2,895,294	2,850,127
4.500%, 11/15/23	2,065,918	2,017,369

		4,867,496

Auto Manufacturers—3.8%
Daimler Finance North America LLC
2.875%, 03/10/21 (144A)	4,200,000	4,190,169
3.400%, 02/22/22 (144A) (j)	16,100,000	16,254,455
3.543%, 3M LIBOR + 0.880%, 02/22/22 (144A) (b) (j)	16,100,000	16,138,338

Auto Manufacturers—(Continued)
FCE Bank plc 1.875%, 06/24/21 (EUR)	1,400,000	1,583,972
Ford Motor Credit Co. LLC
0.122%, 3M EURIBOR + 0.430%, 05/14/21 (EUR) (b)	2,500,000	2,708,466
3.157%, 08/04/20	2,300,000	2,283,958
3.200%, 01/15/21	5,000,000	4,929,000
3.532%, 3M LIBOR + 0.930%, 09/24/20 (b)	14,000,000	13,939,628
3.605%, 3M LIBOR + 0.810%, 04/05/21 (b)	3,200,000	3,124,306
3.818%, 3M LIBOR + 1.080%, 08/03/22 (b)	2,700,000	2,581,211
3.919%, 3M LIBOR + 1.235%, 02/15/23 (b)	13,000,000	12,295,504
4.250%, 09/20/22	3,600,000	3,577,505
5.935%, 3M LIBOR + 3.140%, 01/07/22 (b)	13,300,000	13,575,936
General Motors Financial Co., Inc.
2.450%, 11/06/20	12,100,000	11,955,599
3.150%, 01/15/20	12,300,000	12,317,233
3.200%, 07/13/20	18,300,000	18,346,293
3.550%, 04/09/21	7,090,000	7,127,605
3.911%, 3M LIBOR + 1.310%, 06/30/22 (b)	1,100,000	1,091,752
Harley-Davidson Financial Services, Inc. 3.555%, 3M LIBOR + 0.940%, 03/02/21 (144A) (b) (j)	13,600,000	13,597,733
Volkswagen Group of America Finance LLC
3.638%, 3M LIBOR + 0.940%, 11/12/21 (144A) (b)	13,600,000	13,623,502
4.625%, 11/13/25 (144A)	13,600,000	14,080,344
4.750%, 11/13/28 (144A)	13,600,000	13,720,768

		203,043,277

Auto Parts & Equipment—0.0%
ZF North America Capital, Inc. 4.000%, 04/29/20 (144A)	800,000	800,488

Banks—21.2%
ABN AMRO Bank NV 3.400%, 08/27/21 (144A)	14,900,000	15,081,363
Australia & New Zealand Banking Group, Ltd. 3.300%, 05/17/21	14,400,000	14,552,903
Banco Espirito Santo S.A.
2.625%, 05/08/17 (EUR) (k) (l)	1,700,000	524,418
4.750%, 01/15/18 (EUR) (k) (l)	3,100,000	999,760
Bank of America Corp.
3.242%, 3M LIBOR + 0.650%, 10/01/21 (b)	18,000,000	18,055,044
3.550%, 3M LIBOR + 0.780%, 03/05/24 (b)	4,200,000	4,265,789
3.779%, 3M LIBOR + 1.000%, 04/24/23 (b)	18,000,000	18,141,945
4.125%, 01/22/24	2,130,000	2,232,105
Bank of Ireland 7.375%, 5Y EUR Swap + 6.956%, 06/18/20 (EUR) (b)	1,200,000	1,415,077
Barclays Bank plc
7.625%, 11/21/22	1,500,000	1,631,250
10.179%, 06/12/21 (144A)	17,900,000	20,266,153
14.000%, 3M GBP LIBOR + 13.400%, 06/15/19 (GBP) (b)	4,500,000	6,000,410
Barclays plc
2.375%, 5Y GBP Swap + 1.320%, 10/06/23 (GBP) (b)	2,600,000	3,366,613
3.125%, 01/17/24 (GBP)	4,400,000	5,841,807
3.200%, 08/10/21	5,000,000	4,994,540
3.250%, 02/12/27 (GBP)	1,800,000	2,371,126

BHFTI-284

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Barclays plc
4.610%, 3M LIBOR + 1.400%, 02/15/23 (b)	18,200,000	$18,599,708
4.807%, 3M LIBOR + 2.110%, 08/10/21 (b)	6,400,000	6,533,024
6.500%, 5Y EUR Swap + 5.875%, 09/15/19 (EUR) (b)	10,900,000	12,330,079
7.000%, 5Y GBP Swap + 5.084%, 09/15/19 (GBP) (b)	1,000,000	1,307,334
7.750%, 5Y USD Swap + 4.842%, 09/15/23 (b)	5,600,000	5,609,520
BBVA Bancomer S.A. 6.500%, 03/10/21	7,800,000	8,182,200
BNP Paribas S.A.
2.950%, 05/23/22 (144A)	14,200,000	14,110,420
3.500%, 03/01/23 (144A)	14,400,000	14,407,359
BPCE S.A. 4.000%, 09/12/23 (144A)	17,000,000	17,248,064
Capital One Financial Corp.
3.201%, 3M LIBOR + 0.450%, 10/30/20 (b)	14,900,000	14,902,596
4.250%, 04/30/25	10,000,000	10,385,860
CIT Group, Inc.
4.125%, 03/09/21	11,500,000	11,643,750
5.250%, 03/07/25	11,000,000	11,704,550
Citibank N.A.
3.056%, 3M LIBOR + 0.320%, 05/01/20 (b)	10,300,000	10,310,156
3.400%, 07/23/21	14,800,000	14,995,585
Citigroup, Inc.
3.455%, 3M LIBOR + 0.690%, 10/27/22 (b)	10,600,000	10,559,159
3.731%, 3M LIBOR + 0.960%, 04/25/22 (b)	18,000,000	18,140,598
Compass Bank 3.331%, 3M LIBOR + 0.730%, 06/11/21 (b)	14,400,000	14,338,238
Cooperative Rabobank UA
3.875%, 09/26/23 (144A)	1,200,000	1,236,053
4.750%, 01/15/20 (144A)	1,700,000	1,727,189
5.500%, 5Y EUR Swap + 5.250%, 06/29/20 (EUR) (b)	5,000,000	5,809,219
6.625%, -1 x 5Y EUR Swap + 6.697%, 06/29/21 (EUR) (b)	600,000	732,506
Credit Suisse Group AG
3.837%, 3M LIBOR + 1.240%, 06/12/24 (144A) (b)	10,400,000	10,341,164
4.207%, 3M LIBOR + 1.240%, 06/12/24 (144A) (b)	15,700,000	16,090,063
7.250%, 5Y USD ICE Swap + 4.332%, 09/12/25 (144A) (b)	5,500,000	5,520,625
Credit Suisse Group Funding Guernsey, Ltd.
3.750%, 03/26/25	5,710,000	5,756,826
3.800%, 09/15/22	18,300,000	18,648,787
3.800%, 06/09/23	12,100,000	12,294,038
Deutsche Bank AG
2.700%, 07/13/20	17,200,000	17,015,155
3.150%, 01/22/21	8,200,000	8,077,845
3.300%, 11/16/22	9,500,000	9,202,171
3.375%, 05/12/21	30,500,000	30,034,939
4.250%, 02/04/21	7,800,000	7,831,052
4.250%, 10/14/21	7,700,000	7,738,736
Erste Group Bank AG 8.875%, -1 x 5Y EUR Swap + 9.020%, 10/15/21 (EUR) (b)	4,600,000	5,879,156
Goldman Sachs Group, Inc. (The)
2.876%, 3M LIBOR + 0.821%, 10/31/22 (b)	13,700,000	13,587,449
3.200%, 02/23/23	15,100,000	15,128,207
3.408%, 3M LIBOR + 0.800%, 12/13/19 (b)	1,200,000	1,204,671
3.750%, 05/22/25	5,375,000	5,424,736

Banks—(Continued)
HSBC Holdings plc
3.033%, 3M LIBOR + 0.923%, 11/22/23 (b)	17,100,000	17,017,190
3.283%, 3M LIBOR + 0.600%, 05/18/21 (b)	13,900,000	13,892,542
3.400%, 03/08/21	14,900,000	15,033,909
3.683%, 3M LIBOR + 1.000%, 05/18/24 (b)	9,500,000	9,422,153
4.295%, 3M LIBOR + 1.500%, 01/05/22 (b)	18,400,000	18,801,414
4.835%, 3M LIBOR + 2.240%, 03/08/21 (b)	9,600,000	9,899,023
Industrial & Commercial Bank of China, Ltd. 3.504%, 3M LIBOR + 0.875%, 11/29/19 (b)	2,700,000	2,705,967
ING Groep NV
4.100%, 10/02/23	14,000,000	14,396,543
4.625%, 01/06/26 (144A)	7,900,000	8,292,612
JPMorgan Chase & Co.
3.225%, 3M LIBOR + 0.610%, 06/18/22 (b)	17,200,000	17,180,234
3.514%, 3M LIBOR + 0.610%, 06/18/22 (b)	17,200,000	17,442,973
3.671%, 3M LIBOR + 0.900%, 04/25/23 (b)	8,000,000	8,038,032
3.707%, 3M LIBOR + 1.100%, 06/07/21 (b)	17,000,000	17,225,327
3.797%, 3M LIBOR + 0.890%, 07/23/24 (b)	4,400,000	4,519,981
JPMorgan Chase Bank N.A.
2.980%, SOFR + 0.550%, 10/19/20 (b)	14,000,000	14,006,037
3.105%, 3M LIBOR + 0.340%, 04/26/21 (b)	25,000,000	24,986,765
Lloyds Bank plc
3.300%, 05/07/21	12,900,000	13,002,878
7.500%, 04/02/32 (l) (m)	13,000,000	9,989,057
Lloyds Banking Group plc
4.050%, 08/16/23	14,900,000	15,200,422
6.375%, 5Y EUR Swap + 5.290%, 06/27/20 (EUR) (b)	3,800,000	4,381,178
7.000%, 5Y GBP Swap + 5.060%, 06/27/19 (GBP) (b)	6,900,000	8,986,903
7.625%, 5Y GBP Swap + 5.010%, 06/27/23 (GBP) (b)	11,400,000	15,682,290
Mitsubishi UFJ Financial Group, Inc. 3.455%, 03/02/23	17,700,000	17,950,004
Morgan Stanley 3.737%, 3M LIBOR + 0.847%, 04/24/24 (b)	17,500,000	17,860,774
National Australia Bank, Ltd. 3.625%, 06/20/23	14,800,000	15,148,629
Oversea-Chinese Banking Corp., Ltd. 3.133%, 3M LIBOR + 0.450%, 05/17/21 (144A) (b)	11,500,000	11,528,508
Regions Bank 3.374%, 3M LIBOR + 0.500%, 08/13/21 (b)	14,600,000	14,670,046
Royal Bank of Scotland Group plc
2.000%, -1 x 3M EURIBOR + 2.039%, 03/08/23 (EUR) (b)	3,300,000	3,784,955
2.500%, 03/22/23 (EUR)	21,143,000	24,798,717
Santander UK Group Holdings plc
2.875%, 10/16/20	1,800,000	1,795,540
3.373%, 3M LIBOR + 1.080%, 01/05/24 (b)	3,900,000	3,826,591
3.823%, 3M LIBOR + 1.400%, 11/03/28 (b)	1,300,000	1,259,955
Skandinaviska Enskilda Banken AB 3.250%, 05/17/21 (144A)	14,600,000	14,689,060
Societe Generale S.A.
2.625%, 09/16/20 (144A)	300,000	298,910
4.250%, 09/14/23 (144A)	13,900,000	14,262,639
Standard Chartered plc 4.247%, 3M LIBOR + 1.150%, 01/20/23 (144A) (b)	14,300,000	14,527,070
Sumitomo Mitsui Financial Group, Inc. 2.934%, 03/09/21	15,100,000	15,138,157

BHFTI-285

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Svenska Handelsbanken AB 3.350%, 05/24/21	15,000,000	$15,172,393
Synchrony Bank 3.650%, 05/24/21	14,900,000	15,039,844
UBS AG
2.450%, 12/01/20 (144A)	9,700,000	9,645,088
7.625%, 08/17/22	3,600,000	3,959,748
UBS Group Funding Switzerland AG
3.000%, 04/15/21 (144A)	14,000,000	13,996,669
4.125%, 04/15/26 (144A)	10,200,000	10,555,702
UniCredit S.p.A. 7.830%, 12/04/23 (144A)	29,700,000	32,952,447
Wells Fargo & Co.
3.000%, 02/19/25	11,200,000	11,078,655
6.381%, 3M LIBOR + 3.770%, 06/15/19 (b)	11,300,000	11,370,625
Wells Fargo Bank N.A. 3.325%, 3M LIBOR + 0.490%, 07/23/21 (b)	14,600,000	14,697,318

		1,124,440,564

Beverages—0.4%
Keurig Dr Pepper, Inc. 4.057%, 05/25/23 (144A)	14,600,000	15,023,570
Pernod Ricard S.A.
4.250%, 07/15/22 (144A)	4,000,000	4,152,662
4.450%, 01/15/22 (144A)	1,700,000	1,766,364

		20,942,596

Biotechnology—0.0%
Baxalta, Inc. 2.875%, 06/23/20	477,000	476,371

Building Materials—0.0%
Holcim U.S. Finance Sarl & Cie SCS 6.000%, 12/30/19 (144A)	1,500,000	1,529,275

Chemicals—0.2%
International Flavors & Fragrances, Inc. 3.400%, 09/25/20	8,200,000	8,250,275

Commercial Services—0.3%
Central Nippon Expressway Co., Ltd. 3.298%, 3M LIBOR + 0.560%, 11/02/21 (b)	2,600,000	2,594,644
Equifax, Inc. 3.600%, 08/15/21	3,645,000	3,679,301
ERAC USA Finance LLC 2.350%, 10/15/19 (144A)	10,138,000	10,108,938

		16,382,883

Computers—0.8%
Apple, Inc. 3.000%, 06/20/27	8,300,000	8,270,736
Dell International LLC / EMC Corp.
4.420%, 06/15/21 (144A)	17,700,000	18,162,264
5.450%, 06/15/23 (144A)	9,600,000	10,230,669

Computers—(Continued)
EMC Corp. 2.650%, 06/01/20	4,090,000	4,059,518

		40,723,187

Diversified Financial Services—3.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/23/23	5,400,000	5,302,155
4.125%, 07/03/23	6,300,000	6,377,524
4.450%, 10/01/25	15,000,000	15,122,987
4.625%, 10/30/20	5,300,000	5,425,822
4.625%, 07/01/22	3,225,000	3,328,472
Air Lease Corp.
3.500%, 01/15/22	2,000,000	2,018,922
3.875%, 07/03/23	1,700,000	1,719,266
Aircastle, Ltd. 5.500%, 02/15/22	4,498,000	4,719,933
Ally Financial, Inc.
3.750%, 11/18/19	1,700,000	1,704,250
4.125%, 03/30/20	300,000	301,977
American Express Co. 3.375%, 05/17/21	14,200,000	14,384,428
B3 S.A. Brasil Bolsa Balcao 5.500%, 07/16/20	1,000,000	1,021,260
Blackstone CQP Holdco L.P.
6.000%, 08/18/21 (144A) (j)	10,700,000	10,646,500
6.500%, 03/20/21 (144A) (j)	20,700,000	20,648,250
Capital One Financial Corp. 2.400%, 10/30/20	14,700,000	14,617,713
Daiwa Securities Group, Inc. 3.129%, 04/19/22 (144A)	17,900,000	17,832,306
Emerald Bay S.A. Zero Coupon, 10/08/20 (144A) (EUR)	3,294,000	3,519,531
GE Capital UK Funding Unlimited Co. 5.875%, 11/04/20 (GBP)	10,600,000	14,667,873
Intercontinental Exchange, Inc. 2.350%, 09/15/22	12,500,000	12,309,732
International Lease Finance Corp. 4.625%, 04/15/21	2,000,000	2,046,690
Jefferies Finance LLC / JFIN Co-Issuer Corp. 7.375%, 04/01/20 (144A)	500,000	500,000
Navient Corp.
4.875%, 06/17/19	1,104,000	1,105,380
8.000%, 03/25/20	1,500,000	1,560,000
NTT Finance Corp. 1.900%, 07/21/21	9,700,000	9,502,401
Springleaf Finance Corp.
6.125%, 05/15/22	9,100,000	9,418,500
6.875%, 03/15/25	11,800,000	12,183,500
8.250%, 12/15/20	7,000,000	7,516,250

		199,501,622

Electric—2.5%
Consolidated Edison, Inc. 3.002%, 3M LIBOR + 0.400%, 06/25/21 (b)	5,000,000	4,992,458

BHFTI-286

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Duke Energy Corp.
3.251%, 3M LIBOR + 0.650%, 03/11/22 (b)	13,500,000	$13,518,805
3.550%, 09/15/21	992,000	1,007,560
Enel Finance International NV
2.875%, 05/25/22 (144A)	9,000,000	8,849,614
4.250%, 09/14/23 (144A)	14,900,000	15,234,155
Entergy Corp. 5.125%, 09/15/20	1,000,000	1,021,485
Eversource Energy 2.750%, 03/15/22	6,100,000	6,098,719
FirstEnergy Corp. 3.900%, 07/15/27	1,300,000	1,320,053
IPALCO Enterprises, Inc.
3.450%, 07/15/20	7,653,000	7,655,712
NextEra Energy Capital Holdings, Inc.
2.400%, 09/15/19	4,192,000	4,187,057
3.029%, 3M LIBOR + 0.400%, 08/21/20 (b)	17,100,000	17,067,440
3.200%, 02/25/22	13,500,000	13,619,754
Progress Energy, Inc. 4.400%, 01/15/21	3,600,000	3,686,713
Sempra Energy 3.061%, 3M LIBOR + 0.450%, 03/15/21 (b)	17,600,000	17,436,632
Southern Co. (The) 2.350%, 07/01/21	5,812,000	5,744,869
Southern Power Co. 1.950%, 12/15/19	10,900,000	10,828,215

		132,269,241

Electronics—0.1%
Arrow Electronics, Inc. 3.250%, 09/08/24	6,150,000	5,965,547

Environmental Control—0.0%
Republic Services, Inc. 3.550%, 06/01/22	1,400,000	1,431,532

Food—1.4%
Campbell Soup Co.
2.500%, 08/02/22	3,680,000	3,592,405
3.115%, 3M LIBOR + 0.500%, 03/16/20 (b)	10,945,000	10,919,347
3.241%, 3M LIBOR + 0.630%, 03/15/21 (b)	10,233,000	10,161,368
3.650%, 03/15/23	8,200,000	8,318,413
Danone S.A.
2.077%, 11/02/21 (144A)	13,943,000	13,673,368
2.589%, 11/02/23 (144A)	3,858,000	3,777,212
General Mills, Inc. 3.319%, 3M LIBOR + 0.540%, 04/16/21 (b)	4,200,000	4,192,142
Kraft Heinz Foods Co. 2.800%, 07/02/20	1,700,000	1,697,453
Mondelez International, Inc.
3.000%, 05/07/20	7,200,000	7,219,764
3.625%, 05/07/23	11,500,000	11,780,578

		75,332,050

Healthcare-Products—0.5%
Becton Dickinson & Co. 2.133%, 06/06/19	12,000,000	11,984,533
Boston Scientific Corp. 3.375%, 05/15/22	2,200,000	2,230,247
Covidien International Finance S.A. 3.200%, 06/15/22	7,670,000	7,800,504
Zimmer Biomet Holdings, Inc. 3.375%, 3M LIBOR + 0.750%, 03/19/21 (b)	3,395,000	3,383,551

		25,398,835

Home Builders—0.2%
DR Horton, Inc.
4.000%, 02/15/20	7,800,000	7,864,785
4.375%, 09/15/22	4,700,000	4,822,270

		12,687,055

Household Products/Wares—0.2%
Reckitt Benckiser Treasury Services plc 3.162%, 3M LIBOR + 0.560%, 06/24/22 (144A) (b)	10,600,000	10,511,927

Housewares—0.1%
Newell Brands, Inc. 3.850%, 04/01/23	7,400,000	7,320,524

Insurance—0.6%
Ambac Assurance Corp. 5.100%, 06/07/20 (144A)	144	202
Ambac LSNI LLC 7.592%, 3M LIBOR + 5.000%, 02/12/23 (144A) (b)	3,936,573	3,966,097
AXA Equitable Holdings, Inc. 3.900%, 04/20/23	10,000,000	10,248,225
Guardian Life Global Funding 3.400%, 04/25/23 (144A)	14,600,000	14,914,211
Society of Lloyd’s 4.750%, 10/30/24 (GBP)	1,600,000	2,240,186

		31,368,921

Internet—0.3%
Booking Holdings, Inc. 2.750%, 03/15/23	4,600,000	4,579,116
eBay, Inc. 2.750%, 01/30/23	12,150,000	12,004,174

		16,583,290

Lodging—0.6%
Hyatt Hotels Corp. 4.850%, 03/15/26	2,700,000	2,854,906
Marriott International, Inc.
3.600%, 04/15/24	10,500,000	10,581,359
4.150%, 12/01/23	14,100,000	14,668,314
MGM Resorts International 7.750%, 03/15/22	1,100,000	1,215,500
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.250%, 05/30/23 (144A)	3,800,000	3,733,500

		33,053,579

BHFTI-287

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—0.7%
Altice France S.A. 6.250%, 05/15/24 (144A)	3,700,000	$3,727,750
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, 07/23/22	14,229,000	14,726,198
Comcast Corp. 2.922%, 3M LIBOR + 0.330%, 10/01/20 (b)	2,300,000	2,302,337
CSC Holdings LLC 5.375%, 02/01/28 (144A)	3,800,000	3,809,500
Entercom Media Corp. 7.250%, 11/01/24 (144A) (i)	4,000,000	3,980,000
Time Warner Cable LLC 4.000%, 09/01/21	1,000,000	1,016,517
Virgin Media Secured Finance plc
5.125%, 01/15/25 (GBP)	2,000,000	2,656,705
5.500%, 01/15/25 (GBP)	2,700,000	3,595,738
Warner Media LLC 3.400%, 06/15/22	1,800,000	1,824,715

		37,639,460

Miscellaneous Manufacturing—0.3%
Textron, Inc. 3.247%, 3M LIBOR + 0.550%, 11/10/20 (b)	14,400,000	14,337,166

Oil & Gas—0.7%
BG Energy Capital plc 4.000%, 10/15/21 (144A)	1,300,000	1,332,040
BP Capital Markets America, Inc.
3.790%, 02/06/24	13,700,000	14,224,756
4.234%, 11/06/28	7,000,000	7,494,114
Continental Resources, Inc. 5.000%, 09/15/22	800,000	805,979
EQT Corp. 2.500%, 10/01/20	3,562,000	3,515,160
Marathon Oil Corp. 2.800%, 11/01/22	2,200,000	2,173,353
Petrobras Global Finance B.V. 6.125%, 01/17/22	2,715,000	2,865,683
Pioneer Natural Resources Co. 7.500%, 01/15/20	1,500,000	1,552,182
Rio Oil Finance Trust 9.250%, 07/06/24 (144A)	2,634,671	2,865,231

		36,828,498

Packaging & Containers—0.3%
WRKCo, Inc. 4.650%, 03/15/26	14,700,000	15,604,295

Pharmaceuticals—1.6%
AbbVie, Inc.
2.850%, 05/14/23	3,000,000	2,967,847
2.900%, 11/06/22	9,075,000	9,055,137
3.200%, 05/14/26	1,300,000	1,264,913
3.600%, 05/14/25	700,000	702,009

Pharmaceuticals—(Continued)
Allergan Funding SCS 3.450%, 03/15/22	4,900,000	4,942,844
Bayer U.S. Finance LLC
3.621%, 3M LIBOR + 1.010%, 12/15/23 (144A) (b)	17,400,000	17,144,394
3.875%, 12/15/23 (144A)	2,000,000	2,016,138
CVS Health Corp.
2.750%, 12/01/22	2,900,000	2,860,955
3.350%, 03/09/21	2,900,000	2,923,627
4.300%, 03/25/28	5,000,000	5,070,982
4.750%, 12/01/22	3,300,000	3,472,151
CVS Pass-Through Trust 6.943%, 01/10/30	742,187	846,404
Shire Acquisitions Investments Ireland DAC
1.900%, 09/23/19	13,200,000	13,142,920
2.400%, 09/23/21	1,900,000	1,878,317
Takeda Pharmaceutical Co., Ltd. 4.400%, 11/26/23 (144A)	16,400,000	17,242,099

		85,530,737

Pipelines—0.4%
Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 5.500%, 10/15/19	5,800,000	5,858,175
Enbridge, Inc. 3.311%, 3M LIBOR + 0.700%, 06/15/20 (b)	11,500,000	11,509,775
Sunoco Logistics Partners Operations L.P. 5.950%, 12/01/25	1,800,000	1,994,473

		19,362,423

Real Estate—0.3%
CPI Property Group S.A. 2.125%, 10/04/24 (EUR)	3,800,000	4,298,824
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125%, 03/20/22 (144A)	1,200,000	1,212,254
3.875%, 03/20/27 (144A)	1,700,000	1,744,862
Tesco Property Finance 6 plc 5.411%, 07/13/44 (GBP)	1,059,573	1,610,592
WEA Finance LLC 3.150%, 04/05/22 (144A)	4,770,000	4,785,970

		13,652,502

Real Estate Investment Trusts—3.4%
American Campus Communities Operating Partnership L.P. 3.625%, 11/15/27	2,200,000	2,152,296
American Homes 4 Rent L.P. 4.250%, 02/15/28	1,900,000	1,882,156
American Tower Corp.
3.375%, 05/15/24	16,000,000	16,082,590
3.500%, 01/31/23	1,807,000	1,834,345
Brixmor Operating Partnership L.P.
3.900%, 03/15/27	6,000,000	5,898,220
4.125%, 06/15/26	5,500,000	5,507,396
CBL & Associates L.P. 5.950%, 12/15/26	7,200,000	5,256,000
Crown Castle International Corp. 5.250%, 01/15/23	8,831,000	9,486,295

BHFTI-288

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Digital Realty Trust L.P.
3.400%, 10/01/20	5,300,000	$5,338,229
4.750%, 10/01/25	8,000,000	8,488,096
GLP Capital L.P. / GLP Financing II, Inc. 5.250%, 06/01/25	5,000,000	5,238,200
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	10,800,000	10,502,751
Hospitality Properties Trust 4.375%, 02/15/30	11,490,000	10,649,370
Kilroy Realty L.P. 4.750%, 12/15/28	10,000,000	10,646,077
Omega Healthcare Investors, Inc. 4.750%, 01/15/28	8,900,000	9,126,241
Public Storage
2.370%, 09/15/22	2,500,000	2,474,570
3.094%, 09/15/27	15,500,000	15,117,816
Realty Income Corp. 3.875%, 04/15/25	10,700,000	11,084,599
Senior Housing Properties Trust 4.750%, 02/15/28	9,600,000	8,926,147
Simon Property Group L.P.
2.750%, 06/01/23	18,690,000	18,666,375
UDR, Inc.
3.500%, 07/01/27	1,900,000	1,878,133
4.400%, 01/26/29	3,400,000	3,575,576
Welltower, Inc. 4.250%, 04/01/26	10,300,000	10,640,334

		180,451,812

Retail—0.3%
McDonald’s Corp. 3.195%, 3M LIBOR + 0.430%, 10/28/21 (b)	14,300,000	14,301,211

Savings & Loans—0.2%
Nationwide Building Society 4.363%, 3M LIBOR + 1.392%, 08/01/24 (144A) (b)	9,390,000	9,544,198

Semiconductors—0.3%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.000%, 01/15/22	5,144,000	5,123,421
Micron Technology, Inc. 4.640%, 02/06/24	9,000,000	9,237,059
NXP B.V. / NXP Funding LLC 4.625%, 06/01/23 (144A)	2,000,000	2,077,000

		16,437,480

Software—0.5%
Activision Blizzard, Inc. 2.600%, 06/15/22	4,759,000	4,719,147
CA, Inc. 3.600%, 08/01/20	3,000,000	3,014,194
Fidelity National Information Services, Inc. 2.250%, 08/15/21	1,100,000	1,080,786
Oracle Corp. 1.900%, 09/15/21	6,000,000	5,902,502

Software—(Continued)
VMware, Inc. 2.300%, 08/21/20	13,600,000	13,475,643

		28,192,272

Telecommunications—1.4%
AT&T, Inc.
3.376%, 3M LIBOR + 0.750%, 06/01/21 (b)	16,900,000	16,970,154
3.437%, 3M LIBOR + 0.650%, 01/15/20 (b)	11,900,000	11,940,377
3.737%, 3M LIBOR + 0.950%, 07/15/21 (b)	14,900,000	15,075,447
3.777%, 3M LIBOR + 1.180%, 06/12/24 (b)	14,200,000	14,086,190
Deutsche Telekom International Finance B.V. 2.820%, 01/19/22 (144A)	700,000	698,116
Verizon Communications, Inc.
3.376%, 02/15/25	16,266,000	16,491,794
3.615%, 3M LIBOR + 1.000%, 03/16/22 (b)	1,900,000	1,928,500

		77,190,578

Trucking & Leasing—0.5%
Aviation Capital Group LLC
2.875%, 01/20/22 (144A)	4,480,000	4,413,118
4.125%, 08/01/25 (144A)	11,500,000	11,469,594
Park Aerospace Holdings, Ltd.
4.500%, 03/15/23 (144A)	9,000,000	8,955,000
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.375%, 02/01/22 (144A)	600,000	602,507

		25,440,219

Total Corporate Bonds & Notes (Cost $2,596,811,195)		2,618,221,204

Asset-Backed Securities—16.3%

Asset-Backed - Automobile—2.1%
Ally Auto Receivables Trust 2.720%, 05/17/21	14,189,910	14,190,776
Ally Master Owner Trust 2.804%, 1M LIBOR + 0.320%, 07/15/22 (b)	17,200,000	17,200,010
AmeriCredit Automobile Receivables Trust 2.712%, 1M LIBOR + 0.230%, 07/19/21 (b)	3,183,824	3,183,702
Chesapeake Funding II LLC
2.859%, 08/15/30 (144A)	16,718,096	16,680,735
3.230%, 08/15/30 (144A)	11,177,797	11,255,423
Credit Acceptance Auto Loan Trust 3.470%, 05/17/27 (144A)	11,500,000	11,588,315
Flagship Credit Auto Trust 1.930%, 12/15/21 (144A)	1,144,497	1,143,738
GM Financial Consumer Automobile Receivables Trust 2.740%, 07/16/21	14,554,528	14,557,385
OneMain Direct Auto Receivables Trust 3.430%, 12/16/24 (144A)	14,400,000	14,554,372
Westlake Automobile Receivables Trust 2.980%, 01/18/22 (144A)	8,600,000	8,610,081

		112,964,537

BHFTI-289

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Credit Card—0.2%
Chase Issuance Trust 2.784%, 1M LIBOR + 0.300%, 01/15/22 (b)	12,000,000	$12,016,300

Asset-Backed - Home Equity—2.0%
Accredited Mortgage Loan Trust 3.066%, 1M LIBOR + 0.580%, 07/25/34 (b)	10,421,000	10,263,599
ACE Securities Corp. Home Equity Loan Trust
2.636%, 1M LIBOR + 0.150%, 04/25/36 (b)	5,991,028	5,857,983
2.636%, 1M LIBOR + 0.150%, 07/25/36 (b)	9,200,415	4,407,054
Asset-Backed Funding Certificates Trust 3.186%, 1M LIBOR + 0.700%, 06/25/34 (b)	1,900,559	1,873,982
Asset-Backed Securities Corp. Home Equity Loan Trust
2.566%, 1M LIBOR + 0.080%, 05/25/37 (b)	24,558	17,180
2.936%, 1M LIBOR + 0.450%, 11/25/35 (b)	2,000,000	2,000,349
Bear Stearns Asset-Backed Securities I Trust
2.736%, 1M LIBOR + 0.250%, 04/25/37 (b)	13,586,270	14,303,216
3.180%, 1M LIBOR + 0.460%, 02/25/36 (b)	1,000,000	978,430
3.286%, 1M LIBOR + 0.800%, 10/27/32 (b)	16,148	15,685
3.486%, 1M LIBOR + 1.000%, 10/25/37 (b)	2,628,994	2,636,267
3.491%, 1M LIBOR + 1.005%, 06/25/35 (b)	7,585,457	7,549,373
Citigroup Mortgage Loan Trust
2.646%, 1M LIBOR + 0.160%, 12/25/36 (144A) (b)	8,455,386	5,579,762
2.656%, 1M LIBOR + 0.170%, 05/25/37 (b)	4,224,762	4,197,528
HSI Asset Securitization Corp. Trust 2.656%, 1M LIBOR + 0.170%, 12/25/36 (b)	10,196,448	3,905,633
IXIS Real Estate Capital Trust 3.431%, 1M LIBOR + 0.945%, 02/25/35 (b)	2,606,917	2,569,224
MASTR Asset-Backed Securities Trust
2.536%, 1M LIBOR + 0.050%, 08/25/36 (b)	5,939,716	2,804,948
2.656%, 1M LIBOR + 0.170%, 10/25/36 (b)	4,944,631	4,839,097
Merrill Lynch Mortgage Investors Trust 3.236%, 1M LIBOR + 0.750%, 06/25/36 (b)	1,000,568	1,003,831
Morgan Stanley ABS Capital I, Inc. Trust
2.546%, 1M LIBOR + 0.060%, 05/25/37 (b)	162,385	141,528
2.636%, 1M LIBOR + 0.150%, 06/25/36 (b)	254,075	206,134
NovaStar Mortgage Funding Trust 2.686%, 1M LIBOR + 0.200%, 09/25/37 (b)	7,370,469	7,120,171
Option One Mortgage Corp. Asset-Backed Certificates 3.126%, 1M LIBOR + 0.640%, 08/25/33 (b)	11,656	11,413
Option One Mortgage Loan Trust 2.626%, 1M LIBOR + 0.140%, 01/25/37 (b)	6,123,013	4,544,864
Renaissance Home Equity Loan Trust 3.366%, 1M LIBOR + 0.880%, 08/25/33 (b)	98,801	97,582
Residential Asset Securities Corp. Trust
2.636%, 1M LIBOR + 0.150%, 07/25/36 (b)	6,198,064	5,860,590
2.766%, 1M LIBOR + 0.280%, 06/25/36 (b)	6,000,000	5,920,307
3.066%, 1M LIBOR + 0.580%, 06/25/33 (b)	801,000	742,887
3.251%, 1M LIBOR + 0.765%, 03/25/34 (b)	1,497,641	1,497,065
Soundview Home Loan Trust 2.666%, 1M LIBOR + 0.180%, 05/25/36 (b)	2,977,489	2,970,460

		103,916,142

Asset-Backed - Manufactured Housing—0.0%
Conseco Finance Corp. 6.220%, 03/01/30	18,382	19,107

Asset-Backed - Manufactured Housing—(Continued)
Mid-State Trust 7.791%, 03/15/38	85,727	93,531

		112,638

Asset-Backed - Other—11.1%
Allegro CLO, Ltd. 3.971%, 3M LIBOR + 1.220%, 01/30/26 (144A) (b)	4,362,749	4,362,880
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.266%, 1M LIBOR + 0.780%, 05/25/34 (b)	3,888,107	3,893,891
Apex Credit CLO, Ltd. 3.611%, 3M LIBOR + 1.0500%, 10/27/28 (144A) (b)	13,600,000	13,592,452
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2.866%, 1M LIBOR + 0.380%, 02/25/36 (b)	5,655,375	4,330,483
Avery Point CLO, Ltd. 3.900%, 3M LIBOR + 1.120%, 01/18/25 (144A) (b)	6,214,119	6,215,667
B&M CLO, Ltd. 3.509%, 3M LIBOR + 0.730%, 04/16/26 (144A) (b)	3,714,764	3,696,238
Brookside Mill CLO, Ltd. 3.593%, 3M LIBOR + 0.820%, 01/17/28 (144A) (b)	11,295,000	11,162,284
Catamaran CLO, Ltd. 4.180%, 3M LIBOR + 1.400%, 10/18/26 (144A) (b)	7,217,424	7,226,655
Chapel B.V. 0.352%, 3M EURIBOR + 0.660%, 11/17/64 (EUR) (b)	26,936	30,218
CIFC Funding, Ltd.
3.567%, 3M LIBOR + 0.780%, 04/15/27 (144A) (b)	15,300,000	15,197,811
3.631%, 3M LIBOR + 0.860%, 10/25/27 (144A) (b)	16,200,000	16,119,000
Countrywide Asset-Backed Certificates
2.626%, 1M LIBOR + 0.140%, 07/25/37 (b)	10,643,556	9,566,997
2.626%, 1M LIBOR + 0.140%, 04/25/47 (b)	3,965,781	3,835,203
2.636%, 1M LIBOR + 0.150%, 05/25/37 (b)	1,051,976	1,039,064
2.636%, 1M LIBOR + 0.150%, 06/25/47 (b)	348,607	344,987
2.706%, 1M LIBOR + 0.220%, 09/25/37 (b)	6,084,895	5,091,049
2.766%, 1M LIBOR + 0.280%, 09/25/36 (b)	6,350,305	6,336,484
3.046%, 1M LIBOR + 0.560%, 12/25/35 (b)	485,203	485,571
4.672%, 10/25/46 (b)	4,618,385	4,451,113
4.763%, 10/25/32 (b)	9,051,422	8,097,986
Credit Suisse Mortgage Trust 4.500%, 03/25/21	7,226,410	7,251,558
CVP Cascade CLO-1, Ltd. 3.929%, 3M LIBOR + 1.150%, 01/16/26 (144A) (b)	5,372,841	5,370,756
CWABS Asset-Backed Certificates Trust
2.626%, 1M LIBOR + 0.140%, 02/25/37 (b)	3,918,671	3,650,424
2.636%, 1M LIBOR + 0.150%, 09/25/46 (b)	3,779,055	3,720,634
2.636%, 1M LIBOR + 0.150%, 03/25/47 (b)	1,506,381	1,471,819
3.186%, 1M LIBOR + 0.700%, 11/25/35 (b)	10,000,000	9,991,807
Dorchester Park CLO DAC 3.661%, 3M LIBOR + 0.900%, 04/20/28 (144A) (b)	9,500,000	9,436,112
Emerson Park CLO, Ltd. 3.767%, 3M LIBOR + 0.980%, 07/15/25 (144A) (b)	737,466	737,072
Figueroa CLO, Ltd.
3.483%, 3M LIBOR + 0.850%, 06/20/27 (144A) (b)	14,300,000	14,221,536
3.687%, 3M LIBOR + 0.900%, 01/15/27 (144A) (b)	14,400,000	14,337,648

BHFTI-290

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
First Franklin Mortgage Loan Trust
2.626%, 1M LIBOR + 0.140%, 12/25/36 (b)	6,355,831	$3,668,623
2.846%, 1M LIBOR + 0.360%, 10/25/35 (b)	4,962,770	4,959,031
3.911%, 1M LIBOR + 1.425%, 10/25/34 (b)	4,195,800	4,151,112
Flagship CLO, Ltd. 3.629%, 3M LIBOR + 0.850%, 01/16/26 (144A) (b)	11,000,000	10,970,014
Flagship, Ltd. 3.881%, 3M LIBOR + 1.120%, 01/20/26 (144A) (b)	3,728,698	3,724,753
Gallatin CLO, Ltd. 3.811%, 3M LIBOR + 1.050%, 01/21/28 (144A) (b)	13,850,000	13,766,692
GSAMP Trust
2.656%, 1M LIBOR + 0.170%, 12/25/36 (b)	3,038,123	1,755,886
2.876%, 1M LIBOR + 0.390%, 01/25/36 (b)	14,600,000	14,496,540
3.806%, 1M LIBOR + 1.320%, 12/25/34 (b)	6,511,934	5,112,656
Home Equity Loan Trust 2.716%, 1M LIBOR + 0.230%, 04/25/37 (b)	16,100,000	14,349,101
Home Equity Mortgage Loan Asset-Backed Trust 2.706%, 1M LIBOR + 0.220%, 04/25/37 (b)	3,357,161	2,637,586
Jamestown CLO, Ltd. 3.993%, 3M LIBOR + 1.220%, 01/17/27 (144A) (b)	17,104,688	17,096,683
JMP Credit Advisors CLO IIIR, Ltd. 3.623%, 3M LIBOR + 0.850%, 01/17/28 (144A) (b)	14,900,000	14,776,285
JPMorgan Mortgage Acquisition Trust 2.626%, 1M LIBOR + 0.140%, 03/25/47 (b)	1,144,592	1,142,721
Lehman XS Trust 3.286%, 1M LIBOR + 0.800%, 10/25/35 (b)	2,109,637	2,089,199
LoanCore Issuer, Ltd. 3.614%, 1M LIBOR + 1.130%, 05/15/28 (144A) (b)	14,300,000	14,306,528
Long Beach Mortgage Loan Trust
3.006%, 1M LIBOR + 0.520%, 08/25/45 (b)	763,438	737,995
3.266%, 1M LIBOR + 0.780%, 08/25/35 (b)	10,000,000	9,795,260
Loomis Sayles CLO , Ltd. 3.687%, 3M LIBOR + 0.900%, 04/15/28 (144A) (b)	11,800,000	11,688,006
Marathon CLO, Ltd. 3.511%, 3M LIBOR + 0.870%, 11/21/27 (144A) (b)	14,700,000	14,567,759
Monarch Grove CLO 3.651%, 3M LIBOR + 0.880%, 01/25/28 (144A) (b)	8,800,000	8,733,270
Morgan Stanley ABS Capital I, Inc. Trust
2.611%, 1M LIBOR + 0.125%, 07/25/36 (b)	4,593,971	4,006,560
2.796%, 1M LIBOR + 0.310%, 12/25/35 (b)	2,769,383	2,733,596
3.446%, 1M LIBOR + 0.960%, 06/25/35 (b)	1,046,005	1,048,310
OCP CLO, Ltd. 3.587%, 3M LIBOR + 0.800%, 07/15/27 (144A) (b)	5,400,000	5,367,206
Octagon Investment Partners, Ltd. 3.637%, 3M LIBOR + 0.850%, 07/15/27 (144A) (b)	8,800,000	8,736,649
OneMain Financial Issuance Trust 3.190%, 03/18/26 (144A)	437,284	437,364
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
2.976%, 1M LIBOR + 0.490%, 09/25/35 (b)	5,000,000	4,755,896
3.536%, 1M LIBOR + 1.050%, 10/25/34 (b)	5,800,000	5,853,297
4.286%, 1M LIBOR + 1.800%, 12/25/34 (b)	4,636,570	4,677,459
Residential Asset Securities Corp. Trust 2.646%, 1M LIBOR + 0.160%, 11/25/36 (b)	5,109,979	4,867,320
Saxon Asset Securities Trust 2.886%, 1M LIBOR + 0.400%, 09/25/47 (b)	2,530,000	2,364,860

Asset-Backed - Other—(Continued)
Securitized Asset-Backed Receivables LLC Trust 2.736%, 1M LIBOR + 0.250%, 05/25/36 (b)	9,053,252	5,759,784
Sofi Consumer Loan Program Trust 2.550%, 02/25/27 (144A)	3,195,472	3,187,039
Soundview Home Loan Trust
2.596%, 1M LIBOR + 0.110%, 02/25/37 (b)	2,437,608	900,244
3.446%, 1M LIBOR + 0.960%, 05/25/35 (b)	2,400,000	2,398,591
Specialty Underwriting & Residential Finance Trust 2.756%, 1M LIBOR + 0.270%, 04/25/37 (b)	4,951,520	3,019,477
SpringCastle America Funding LLC 3.050%, 04/25/29 (144A)	6,573,360	6,565,059
Structured Asset Investment Loan Trust
2.636%, 1M LIBOR + 0.150%, 09/25/36 (b)	4,051,219	3,860,629
2.906%, 1M LIBOR + 0.420%, 11/25/35 (b)	7,700,000	7,526,783
3.221%, 1M LIBOR + 0.735%, 08/25/35 (b)	2,626,766	2,628,082
Structured Asset Securities Corp. Mortgage Loan Trust 3.386%, 1M LIBOR + 0.900%, 08/25/37 (b)	478,415	478,214
Sudbury Mill CLO, Ltd.
3.923%, 3M LIBOR + 1.150%, 01/17/26 (144A) (b)	7,359,329	7,359,285
3.943%, 3M LIBOR + 1.170%, 01/17/26 (144A) (b)	6,255,430	6,228,826
Symphony CLO, Ltd.
3.667%, 3M LIBOR + 0.880%, 04/15/28 (144A) (b)	2,800,000	2,784,631
3.817%, 3M LIBOR + 1.030%, 10/15/25 (144A) (b)	13,071,364	13,071,181
Telos CLO, Ltd. 3.723%, 3M LIBOR + 0.950%, 04/17/28 (144A) (b)	17,400,000	17,273,328
TICP CLO III-2, Ltd. 3.601%, 3M LIBOR + 0.840%, 04/20/28 (144A) (b)	11,700,000	11,605,335
Tralee CLO, Ltd. 3.869%, 3M LIBOR + 1.110%, 10/20/28 (144A) (b)	6,200,000	6,154,858
U.S. Small Business Administration 6.220%, 12/01/28	1,661,189	1,788,599
Upstart Securitization Trust 4.997%, 08/20/25 (144A)	5,700,000	5,721,755
Venture CLO, Ltd.
3.607%, 3M LIBOR + 0.820%, 04/15/27 (144A) (b)	11,900,000	11,842,142
3.667%, 3M LIBOR + 0.880%, 04/15/27 (144A) (b)	15,500,000	15,369,257
Venture XVI CLO, Ltd. 3.637%, 3M LIBOR + 0.850%, 01/15/28 (144A) (b)	11,900,000	11,805,312
Voya CLO, Ltd. 3.491%, 3M LIBOR + 0.720%, 07/25/26 (144A) (b)	7,315,604	7,284,132
Wells Fargo Home Equity Asset-Backed Securities Trust 2.966%, 1M LIBOR + 0.480%, 12/25/35 (b)	20,861,000	20,859,627

		590,111,786

Asset-Backed - Student Loan—0.9%
Navient Private Education Loan Trust 2.834%, 1M LIBOR + 0.350%, 12/15/59 (144A) (b)	5,707,479	5,706,355
Navient Private Education Refi Loan Trust 3.010%, 06/16/42 (144A)	11,194,836	11,220,330
Nelnet Student Loan Trust 4.301%, 3M LIBOR + 1.650%, 11/25/24 (b)	1,639,093	1,648,001
SoFi Professional Loan Program LLC
1.550%, 03/26/40 (144A)	2,092,692	2,084,587
3.020%, 02/25/40 (144A)	6,363,815	6,368,902
Sofi Professional Loan Program Trust 2.640%, 08/25/47 (144A)	11,797,494	11,780,106

BHFTI-291

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—(Continued)
Utah State Board of Regents 3.236%, 1M LIBOR + 0.750%, 01/25/57 (b)	6,863,291	$6,855,192

		45,663,473

Total Asset-Backed Securities (Cost $827,765,389)		864,784,876

Mortgage-Backed Securities—5.7%

Collateralized Mortgage Obligations—4.4%
Adjustable Rate Mortgage Trust 4.105%, 11/25/35 (b)	274,804	247,872
Alternative Loan Trust
2.646%, 1M LIBOR + 0.160%, 12/25/46 (b)	1,235,586	1,232,468
5.500%, 02/25/36	2,957,892	2,641,916
6.000%, 1M LIBOR + 6.000%, 08/25/36 (b)	3,728,287	3,789,813
6.000%, 04/25/37	3,446,970	2,567,656
Alternative Loan Trust Resecuritization 3.622%, 03/25/47 (b)	632,522	629,322
American Home Mortgage Investment Trust 4.685%, 6M LIBOR + 2.000%, 02/25/45 (b)	648,142	657,008
Banc of America Alternative Loan Trust
11.472%, -2.2 x 1M LIBOR + 16.940%, 09/25/35 (b)	2,710,298	3,170,679
18.458%, -4 x 1M LIBOR + 28.400%, 11/25/46 (b)	1,115,615	1,447,058
Banc of America Funding Trust
4.633%, 05/25/35 (b)	660,549	690,327
4.660%, 01/20/47 (b)	156,557	149,542
4.668%, 02/20/36 (b)	1,535,827	1,520,937
Banc of America Mortgage Trust 6.000%, 05/25/37	8,795,301	7,801,987
BCAP LLC Trust
2.696%, 1M LIBOR + 0.210%, 05/25/47 (b)	9,150,987	8,338,669
5.250%, 02/26/36 (144A) (b)	3,390,220	2,541,072
5.250%, 08/26/37 (144A) (b)	2,621,939	2,657,786
Bear Stearns Adjustable Rate Mortgage Trust
4.440%, 02/25/33 (b)	6,559	6,089
4.637%, 10/25/35 (b)	1,961,258	1,974,382
Bear Stearns ALT-A Trust
3.326%, 1M LIBOR + 0.840%, 11/25/34 (b)	43,380	43,329
3.960%, 11/25/36 (b)	1,965,376	1,625,870
4.096%, 11/25/36 (b)	3,077,915	2,821,175
4.262%, 09/25/35 (b)	711,038	583,763
4.266%, 05/25/36 (b)	1,835,630	1,311,557
4.568%, 05/25/35 (b)	904,576	909,919
Bear Stearns Structured Products, Inc. Trust
3.745%, 12/26/46 (b)	652,626	594,478
4.335%, 01/26/36 (b)	816,679	734,811
Chase Mortgage Finance Trust
4.100%, 03/25/37 (b)	1,249,450	1,231,827
4.134%, 09/25/36 (b)	2,210,270	2,051,153
4.222%, 12/25/35 (b)	1,764,038	1,674,210
Chevy Chase Funding LLC Mortgage-Backed Certificate 2.736%, 1M LIBOR + 0.250%, 08/25/35 (144A) (b)	26,951	26,727
CHL Mortgage Pass-Through Trust 2.686%, 1M LIBOR + 0.200%, 04/25/46 (b)	2,216,839	2,038,603

Collateralized Mortgage Obligations—(Continued)
Citicorp Mortgage Securities Trust 6.000%, 05/25/37	1,789,399	1,738,732
Citigroup Mortgage Loan Trust
3.641%, 10/25/46 (b)	1,290,615	1,153,029
4.240%, 1Y H15 + 2.150%, 09/25/35 (b)	299,509	303,701
4.680%, 1Y H15 + 2.100%, 09/25/35 (b)	994,841	1,008,946
4.820%, 1Y H15 + 2.400%, 10/25/35 (b)	1,404,993	1,425,622
Countrywide Alternative Loan Trust
2.515%, -1 x 1M LIBOR + 5.000%, 05/25/35 (b) (c)	1,145,138	91,146
2.746%, 1M LIBOR + 0.260%, 06/25/46 (b)	6,743,432	5,356,982
6.000%, 03/25/35	12,378,200	11,580,101
6.000%, 07/25/37	5,388,214	3,865,274
Countrywide Home Loan Mortgage Pass-Through Trust
3.126%, 1M LIBOR + 0.640%, 03/25/35 (b)	433,277	433,622
3.820%, 09/20/36 (b)	2,383,814	2,060,872
5.750%, 06/25/37	1,634,424	1,364,777
Countrywide Home Reperforming Loan REMIC Trust 2.826%, 1M LIBOR + 0.340%, 06/25/35 (144A) (b)	1,372,999	1,318,140
Credit Suisse First Boston Mortgage Securities Corp.
3.001%, 03/25/32 (144A) (b)	48,193	46,039
6.000%, 11/25/35	1,602,004	1,318,123
Downey Savings & Loan Association Mortgage Loan Trust 4.386%, 07/19/44 (b)	394,498	400,609
First Horizon Alternative Mortgage Securities Trust 2.215%, -1 x 1M LIBOR + 4.700%, 01/25/36 (b) (c)	22,208,284	1,961,331
First Horizon Mortgage Pass-Through Trust 4.300%, 08/25/35 (b)	128,826	105,894
GreenPoint Mortgage Funding Trust 2.661%, 1M LIBOR + 0.175%, 12/25/46 (b)	1,521,298	1,528,988
GreenPoint MTA Trust 2.926%, 1M LIBOR + 0.440%, 06/25/45 (b)	49,553	47,496
GSR Mortgage Loan Trust
4.204%, 04/25/36 (b)	1,606,239	1,431,949
4.409%, 01/25/36 (b)	3,743,484	3,758,049
4.521%, 09/25/35 (b)	22,657	23,089
6.000%, 03/25/32	95	98
HarborView Mortgage Loan Trust 2.922%, 1M LIBOR + 0.440%, 05/19/35 (b)	735,560	710,489
Holmes Master Issuer plc 3.147%, 3M LIBOR + 0.360%, 10/15/54 (144A) (b)	11,400,000	11,383,504
IndyMac ARM Trust
3.909%, 01/25/32 (b)	456	453
3.947%, 01/25/32 (b)	19,012	18,669
IndyMac INDX Mortgage Loan Trust
2.606%, 1M LIBOR + 0.120%, 07/25/36 (b)	4,243,763	3,853,850
2.696%, 1M LIBOR + 0.210%, 05/25/46 (b)	5,827,960	5,566,961
JP Morgan Alternative Loan Trust 2.666%, 1M LIBOR + 0.180%, 05/25/36 (b)	1,830,146	1,635,655
JPMorgan Mortgage Trust
4.327%, 07/25/35 (b)	1,131,708	1,137,920
5.750%, 01/25/36	277,992	212,538
Lehman Mortgage Trust
3.086%, 1M LIBOR + 0.600%, 08/25/36 (b)	6,368,488	4,850,797
MASTR Alternative Loan Trust
2.886%, 1M LIBOR + 0.400%, 03/25/36 (b)	626,725	122,746
6.500%, 02/25/35	5,720,684	6,664,323

BHFTI-292

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
MASTR Asset Securitization Trust 6.000%, 06/25/36	413,010	$392,003
Merrill Lynch Alternative Note Asset Trust 2.666%, 1M LIBOR + 0.180%, 04/25/37 (b)	575,202	578,076
Merrill Lynch Mortgage Investors Trust
2.736%, 1M LIBOR + 0.250%, 11/25/35 (b)	16,019	15,618
2.866%, 1M LIBOR + 0.380%, 08/25/35 (b)	2,282,616	2,284,422
Morgan Stanley Re-REMIC Trust 2.408%, 03/26/37 (144A) (m)	2,669,222	2,405,202
MortgageIT Mortgage Loan Trust 2.716%, 1M LIBOR + 0.230%, 04/25/36 (b)	4,713,201	4,451,666
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476%, 05/25/35 (m)	1,027,707	749,372
OBX Trust 3.136%, 1M LIBOR + 0.650%, 06/25/57 (144A) (b)	4,322,291	4,290,738
RBSSP Resecuritization Trust
2.970%, 1M LIBOR + 0.240%, 06/27/36 (144A) (b)	8,100,893	7,604,473
4.582%, 1M LIBOR + 0.150%, 01/26/36 (144A) (b)	1,823,859	1,839,193
Residential Asset Securitization Trust 6.000%, 06/25/36	3,428,986	2,301,502
Sequoia Mortgage Trust
2.838%, 1M LIBOR + 0.350%, 07/20/33 (b)	158,269	152,605
3.122%, 1M LIBOR + 0.640%, 04/19/27 (b)	609,161	593,513
Structured Adjustable Rate Mortgage Loan Trust
4.095%, 01/25/35 (b)	836,355	828,907
4.291%, 08/25/35 (b)	105,193	104,982
4.395%, 04/25/35 (b)	4,182,136	4,009,296
Structured Asset Mortgage Investments II Trust
2.732%, 1M LIBOR + 0.250%, 07/19/35 (b)	563,149	555,553
Towd Point Mortgage Funding plc 1.855%, 3M GBP LIBOR + 1.025%, 10/20/51 (144A) (GBP) (b) (j)	32,000,000	41,678,389
WaMu Mortgage Pass-Through Certificates Trust
2.986%, 1M LIBOR + 0.500%, 02/25/45 (b)	7,956,054	7,870,105
3.797%, 12M MTA + 1.400%, 06/25/42 (b)	79,988	77,565
Wells Fargo Mortgage-Backed Securities Trust
4.602%, 09/25/33 (b)	244,379	250,776
4.675%, 04/25/36 (b)	432,885	433,359
4.704%, 07/25/36 (b)	3,675,751	3,692,260
4.750%, 10/25/36 (b)	857,515	855,275
4.955%, 03/25/36 (b)	4,812,996	4,816,974
5.750%, 03/25/36	1,612,307	1,580,173

		230,604,516

Commercial Mortgage-Backed Securities—1.3%
Bancorp Commercial Mortgage Trust 3.384%, 1M LIBOR + 0.900%, 09/15/35 (144A) (b)	4,171,706	4,160,876
CSAIL Commercial Mortgage Trust 3.314%, 11/15/49	2,900,000	2,944,669
GPT Mortgage Trust 3.496%, 1M LIBOR + 1.013%, 06/15/35 (144A) (b)	10,056,232	9,986,850
GS Mortgage Securities Corp. Trust 2.856%, 05/10/34 (144A)	8,900,000	8,850,461
GS Mortgage Securities Trust
3.278%, 11/10/49 (b)	2,500,000	2,542,435
3.602%, 10/10/49 (144A) (b)	13,346,000	13,174,895

Commercial Mortgage-Backed Securities—(Continued)
JP Morgan Chase Commercial Mortgage Securities Trust 3.484%, 1M LIBOR + 1.000%, 06/15/32 (144A) (b)	17,126,794	17,051,556
Morgan Stanley Bank of America Merrill Lynch Trust 2.952%, 11/15/49	10,000,000	9,993,500
Resource Capital Corp., Ltd. 3.284%, 1M LIBOR + 0.800%, 07/15/34 (144A) (b)	394,361	393,168

		69,098,410

Total Mortgage-Backed Securities (Cost $295,106,611)		299,702,926

Foreign Government—3.1%

Municipal—0.2%
Autonomous Community of Catalonia 4.950%, 02/11/20 (EUR)	10,000,000	11,593,962

Provincial—0.9%
Province of Ontario Canada
3.150%, 06/02/22 (CAD)	9,300,000	7,224,193
4.000%, 06/02/21 (CAD)	31,100,000	24,355,907
Province of Quebec Canada
3.500%, 12/01/22 (CAD)	3,300,000	2,608,145
4.250%, 12/01/21 (CAD)	15,200,000	12,097,669

		46,285,914

Regional Government—0.3%
Japan Finance Organization for Municipalities 3.375%, 09/27/23 (144A)	14,000,000	14,398,314

Sovereign—1.7%
Argentine Republic Government International Bond 6.250%, 04/22/19	22,700,000	22,711,350
Brazil Letras do Tesouro Nacional 6.344%, 01/01/20 (BRL)	62,500,000	15,214,476
Japan Bank for International Cooperation 2.875%, 07/21/27	11,200,000	11,217,946
Kuwait International Government Bond 2.750%, 03/20/22 (144A)	12,000,000	11,988,000
Qatar Government International Bonds
4.500%, 04/23/28 (144A)	15,500,000	16,563,114
5.103%, 04/23/48 (144A)	14,600,000	15,987,000

		93,681,886

Total Foreign Government (Cost $182,107,871)		165,960,076

Municipals—0.4%
Chicago Transit Authority Transfer Tax Receipts Revenue 6.300%, 12/01/21	175,000	184,033
City of Chicago General Obligation Unlimited 7.750%, 01/01/42	1,939,000	2,096,679
New Jersey Economic Development Authority, Revenue Bond Zero Coupon, 02/15/22	6,140,000	5,579,664

BHFTI-293

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
State of Illinois General Obligation Unlimited, Build America Bond 6.725%, 04/01/35	5,720,000	$6,186,123
Tobacco Settlement Finance Authority 7.467%, 06/01/47	6,805,000	6,789,689

Total Municipals (Cost $20,227,002)		20,836,188

Floating Rate Loan (n)—0.1%

Media—0.1%
CSC Holdings LLC Term Loan B, 4.984%, 1M LIBOR + 2.500%, 01/25/26 (Cost $5,336,537)	5,359,500	5,251,474

Short-Term Investments—3.0%

Repurchase Agreements—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $10,637,420; collateralized by U.S. Treasury Note at 2.125%, maturing 09/30/21, with a market value of $10,854,059.	10,636,357	10,636,357
JPMorgan Securities, LLC Repurchase Agreement dated 04/01/19 at 2.510%, due on 04/02/19 with a maturity value of $7,300,509; collateralized by U.S. Treasury Note at 1.625%, maturing 05/15/26, with a market value of $7,406,001.	7,300,000	7,300,000

		17,936,357

Foreign Government—2.7%
Japan Treasury Bill Zero Coupon, 06/03/19 (JPY)	15,610,000,000	140,891,271

Total Short-Term Investments (Cost $158,573,619)		158,827,628

Total Purchased Options—0.0% (o) (Cost $371,655)		75,521

Total Investments—159.7% (Cost $8,417,509,341)		8,473,891,025
Other assets and liabilities (net)—(59.7)%		(3,167,809,578)

Net Assets—100.0%		$5,306,081,447

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Interest only security.
(d)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(e)	Principal amount of security is adjusted for inflation.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2019, the market value of securities pledged was $30,985,191.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2019, the market value of securities pledged was $ 45,999,314.
(h)	All or a portion of the security was pledged as collateral against open swap contracts and open forward foreign currency exchange contracts. As of March 31, 2019, the market value of securities pledged was $ 2,994,981.
(i)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of March 31, 2019, the value of securities pledged amounted to $33,809,198.
(j)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2019, the market value of restricted securities was $118,963,665, which is 2.2% of net assets. See details shown in the Restricted Securities table that follows.
(k)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(l)	Illiquid security. As of March 31, 2019, these securities represent 0.2% of net assets.
(m)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(n)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(o)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2019, the market value of 144A securities was $1,311,655,400, which is 24.7% of net assets.

BHFTI-294

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Blackstone CQP Holdco L.P., 6.500%, 03/20/21	03/06/17	$20,700,000	$20,700,000	$20,648,250
Blackstone CQP Holdco L.P., 6.000%, 08/18/21	08/09/17	10,700,000	10,700,000	10,646,500
Daimler Finance North America LLC, 3.400%, 02/22/22	02/19/19	16,100,000	16,076,659	16,254,455
Daimler Finance North America LLC, 3.543%, 02/22/22	02/19/19	16,100,000	16,100,000	16,138,338
Harley-Davidson Financial Services, Inc., 3.555%, 03/02/21	11/26/18	13,600,000	13,600,000	13,597,733
Towd Point Mortgage Funding plc, 1.855%, 10/20/51	03/22/19	32,000,000	42,233,575	41,678,389

				$118,963,665

Reverse Repurchase Agreements

Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Barclays Bank plc	1.500%	12/24/18	12/21/20	USD	3,438,000	$3,438,000
Deutsche Bank Securities, Inc.	2.460%	03/26/19	04/09/19	USD	29,918,350	29,918,350

Total						$33,356,350

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,903,000	GSBU	04/02/19	USD	1,347,497	$3,728
AUD	7,040,000	GSBU	04/02/19	USD	4,990,213	8,538
BRL	59,280,000	BNP	04/02/19	USD	15,823,613	(683,204)
BRL	59,280,000	GSBU	04/02/19	USD	15,212,872	(72,464)
CAD	52,152,000	CBNA	04/02/19	USD	39,659,316	(632,568)
EUR	26,870,137	JPMC	04/02/19	USD	30,671,479	(529,896)
EUR	26,870,137	JPMC	05/03/19	USD	30,249,538	(28,861)
EUR	1,927,000	BBP	05/15/19	USD	2,185,742	(16,292)
EUR	1,996,000	BBP	05/15/19	USD	2,260,968	(13,837)
EUR	8,182,000	BBP	05/15/19	USD	9,226,526	(15,091)
EUR	710,000	CBNA	05/15/19	USD	807,821	(8,490)
EUR	1,073,000	CBNA	05/15/19	USD	1,222,377	(14,375)
EUR	2,479,000	CBNA	05/15/19	USD	2,830,944	(40,044)
EUR	5,969,000	CBNA	05/15/19	USD	6,780,484	(60,482)
EUR	13,010,000	CBNA	05/15/19	USD	14,698,435	(51,555)
EUR	3,228,000	JPMC	05/15/19	USD	3,668,520	(34,382)
GBP	1,549,000	BBP	05/15/19	USD	2,061,596	(39,774)
GBP	15,820,000	CBNA	05/15/19	USD	20,979,358	(330,404)
GBP	22,670,000	CBNA	05/15/19	USD	29,862,250	(272,378)
GBP	53,939,000	GSBU	05/15/19	USD	70,903,376	(499,843)
GBP	797,000	JPMC	05/15/19	USD	1,061,183	(20,903)
GBP	16,681,000	UBSA	05/15/19	USD	21,607,033	165,735
JPY	4,432,600,000	BBP	05/15/19	USD	39,870,231	266,161
JPY	136,400,000	CBNA	05/15/19	USD	1,225,223	9,854
JPY	1,619,800,000	CBNA	05/15/19	USD	14,598,464	68,532
JPY	5,019,400,000	GSBU	05/15/19	USD	45,702,787	(253,028)
JPY	7,597,400,000	JPMC	05/15/19	USD	68,374,410	418,673
MXN	253,588,236	CBNA	04/15/19	USD	13,198,578	(161,215)
MXN	348,167,000	CBNA	04/15/19	USD	17,938,800	(38,998)
MXN	600,849,000	CBNA	04/24/19	USD	31,064,471	(218,700)
MXN	601,755,236	CBNA	06/26/19	USD	30,907,268	(322,362)

BHFTI-295

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
MXN	220,517,122	BNP	08/14/19	USD	11,245,308	$(120,843)
MYR	1,437,265	GSBU	06/19/19	USD	353,397	(1,933)
RUB	20,001,022	SG	05/15/19	USD	301,165	1,609

Contracts to Deliver
AUD	3,096,000	BNP	04/02/19	USD	2,194,528	(3,786)
AUD	3,391,000	CBNA	04/02/19	USD	2,390,754	(17,024)
AUD	2,456,000	CBNA	04/02/19	USD	1,748,581	4,699
AUD	2,305,000	CBNA	04/02/19	USD	1,633,033	(3,632)
AUD	7,040,000	GSBU	05/03/19	USD	4,993,169	(8,628)
BRL	59,280,000	BNP	04/02/19	USD	15,212,872	72,463
BRL	36,170,000	GSBU	04/02/19	USD	9,257,032	19,032
BRL	23,110,000	GSBU	04/02/19	USD	5,838,955	(63,455)
BRL	62,500,000	BNP	01/03/20	USD	16,306,617	701,575
CAD	890,000	BBP	04/02/19	USD	661,532	(4,479)
CAD	1,093,000	CBNA	04/02/19	USD	815,338	(2,583)
CAD	20,095,000	GSBU	04/02/19	USD	15,080,945	43,315
CAD	15,944,000	JPMC	04/02/19	USD	11,965,803	34,478
CAD	13,559,000	JPMC	04/02/19	USD	10,171,952	25,386
EUR	18,513,000	BBP	05/15/19	USD	21,014,856	172,604
EUR	3,420,000	BBP	05/15/19	USD	3,890,897	40,602
EUR	9,296,000	CBNA	05/15/19	USD	10,598,211	132,615
EUR	6,466,000	CBNA	05/15/19	USD	7,356,980	77,447
EUR	4,638,000	CBNA	05/15/19	USD	5,304,098	82,558
EUR	3,016,000	CBNA	05/15/19	USD	3,452,068	56,604
EUR	96,801,000	JPMC	05/15/19	USD	109,992,459	1,012,237
GBP	63,767,000	BBP	05/15/19	USD	85,261,102	2,029,635
GBP	9,673,000	JPMC	05/15/19	USD	12,828,151	202,530
GBP	5,639,000	JPMC	05/15/19	USD	7,394,372	34,104
JPY	1,040,000,000	JPMC	05/15/19	USD	9,477,110	60,098
JPY	15,610,000,000	UBSA	06/03/19	USD	142,021,805	504,203
KRW	167,742,730	GSBU	06/19/19	USD	149,637	1,505
MXN	601,755,236	CBNA	04/15/19	USD	31,247,838	310,673
MXN	13,579,343	BNP	04/24/19	USD	693,743	(3,379)
MXN	587,269,657	BBP	04/24/19	USD	29,994,645	(154,004)
MXN	786,579	BBP	06/26/19	USD	40,940	961
MXN	572,345,657	CBNA	06/26/19	USD	28,998,908	(91,222)
MXN	28,623,000	CBNA	06/26/19	USD	1,482,149	27,352
MXN	220,517,122	CBNA	08/14/19	USD	11,219,847	95,382
SEK	1,040,000	BBP	05/15/19	USD	112,508	289

Net Unrealized Appreciation						$1,851,063

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
3-Month Euribor Futures	06/17/19	4,809	EUR	1,205,916,863	$175,742
Call Options on Euro-BTP Futures, Strike EUR 159.00	05/24/19	2,181	EUR	21,810	(1,492)
Call Options on Euro-OAT Futures, Strike EUR 175.00	05/24/19	1,820	EUR	18,200	(1,245)
Euro-Bund Futures	06/06/19	1,930	EUR	321,036,200	5,778,537
Put Options on Euro-Bund Futures, Strike EUR 145.00	05/24/19	1,664	EUR	16,640	(1,139)
U.S. Treasury Note 10 Year Futures	06/19/19	5,153	USD	640,099,219	8,528,616
U.S. Treasury Note 5 Year Futures	06/28/19	9,698	USD	1,123,301,156	10,589,591

BHFTI-296

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Depreciation
90 Day Eurodollar Futures	03/16/20	(749)	USD	(182,915,163)	$(1,124,264)
90 Day Eurodollar Futures	06/15/20	(2,986)	USD	(729,890,375)	(3,485,939)
90 Day Eurodollar Futures	09/14/20	(1,323)	USD	(323,605,800)	(1,752,530)
90 Day Eurodollar Futures	12/14/20	(803)	USD	(196,443,913)	(1,485,214)
Australian 10 Year Treasury Bond Futures	06/17/19	(1,941)	AUD	(268,938,244)	(4,072,132)
Call Options on Euro-Bund Futures, Strike EUR 165.50	04/26/19	(648)	EUR	(810,000)	(615,815)
Call Options on Euro-Bund Futures, Strike EUR 166.00	04/26/19	(360)	EUR	(334,800)	(169,855)
Canada Government Bond 10 Year Futures	06/19/19	(504)	CAD	(70,076,160)	(1,067,874)
Euro-BTP Futures	06/06/19	(3,735)	EUR	(483,570,450)	(13,292,149)
Euro-Buxl 30 Year Bond Futures	06/06/19	(331)	EUR	(63,439,460)	(3,497,996)
Euro-OAT 10 Year Bond Futures	06/06/19	(2,100)	EUR	(341,607,000)	(10,619,370)
U.S. Treasury Long Bond Futures	06/19/19	(4,270)	USD	(639,032,188)	(16,487,794)
United Kingdom Long Gilt Bond Futures	06/26/19	(292)	GBP	(37,776,040)	(776,112)

Net Unrealized Depreciation					$(33,378,434)

Purchased Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Put - OTC - 30 Yr. IRS (1)	2.943%	GSBU	3M LIBOR	Receive	12/12/19	4,800,000	USD	4,800,000	$230,400	$59,096	$(171,304)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Depreciation
Call - U.S. Treasury Bond Futures	USD	191.000	05/24/19	1,443	USD	1,443,000	$12,410	$1,443	$(10,967)
Call - U.S. Treasury Bond Futures	USD	189.000	05/24/19	1,142	USD	1,142,000	9,821	1,142	(8,679)
Call - U.S. Treasury Bond Futures	USD	190.000	05/24/19	867	USD	867,000	7,456	867	(6,589)
Call - U.S. Treasury Bond Futures	USD	188.000	05/24/19	427	USD	427,000	3,672	427	(3,245)
Put - U.S. Treasury Note 10 Year Futures	USD	112.500	05/24/19	359	USD	359,000	3,088	359	(2,729)
Put - U.S. Treasury Note 10-Year Futures	USD	112.000	05/24/19	2,951	USD	2,951,000	25,379	2,951	(22,428)
Put - U.S. Treasury Note 5 Year Futures	USD	108.250	05/24/19	5,837	USD	5,837,000	50,198	5,837	(44,361)
Put - U.S. Treasury Note 5 Year Futures	USD	108.500	05/24/19	2,447	USD	2,447,000	21,044	2,447	(18,597)
Put - U.S. Treasury Note 5 Year Futures	USD	108.750	05/24/19	952	USD	952,000	8,187	952	(7,235)

Totals							$141,255	$16,425	$(124,830)

Written Options

Inflation Capped Options	Initial Index	Counterparty	Exercise Index	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Floor - OTC CPURNSA Index	215.949	DBAG	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	03/10/20	(5,800,000)	USD	(5,800,000)	$(43,500)	$—	$43,500
Floor - OTC CPURNSA Index	215.949	CBNA	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	03/12/20	(15,400,000)	USD	(15,400,000)	(130,520)	—	130,520
Floor - OTC CPURNSA Index	216.687	CBNA	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	04/07/20	(37,300,000)	USD	(37,300,000)	(332,839)	—	332,839
Floor - OTC CPURNSA Index	217.965	CBNA	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/20	(17,500,000)	USD	(17,500,000)	(225,750)	(2)	225,748
Floor - OTC CPURNSA Index	218.011	DBAG	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/20	(18,000,000)	USD	(18,000,000)	(176,400)	—	176,400

Totals								$(909,009)	$(2)	$909,007

BHFTI-297

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Written Options—(Continued)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Put - OTC - 5 Yr. IRS	2.750%	GSBU	3M LIBOR	Pay	12/12/19	(21,300,000)	USD	(21,300,000)	$(232,364)	$(42,937)	$189,427

Credit Default Swaptions	Strike Spread	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Put - OTC - 5-Year CDS	2.400%	GSI	CDX.NA.IG.31	Sell	09/18/19	(24,100,000)	USD	(24,100,000)	$(40,970)	$(439)	$40,531

Options on Exchange-Traded Futures Contracts	Strike Price	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Put - U.S. Treasury Note 10 Year Futures	$122.500	04/26/19	(1,162)	USD	(1,162,000)	$(440,910)	$(54,469)	$386,441

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	Quarterly	2.800%	Semi-Annually	08/22/23	USD	143,200,000	$3,015,647	$—	$3,015,647
Pay	6M EURIBOR	Semi-Annually	0.750%	Annually	09/18/29	EUR	266,500,000	6,052,679	2,327,405	3,725,274
Pay	6M EURIBOR	Semi-Annually	1.000%	Annually	06/19/29	EUR	84,300,000	4,657,009	250,562	4,406,447
Pay	6M EURIBOR	Semi-Annually	1.250%	Annually	09/18/49	EUR	21,400,000	1,035,826	161,312	874,514
Pay	6M EURIBOR	Semi-Annually	1.501%	Annually	07/04/42	EUR	53,800,000	6,146,393	—	6,146,393
Pay	6M LIBOR	Semi-Annually	0.100%	Semi-Annually	03/20/24	JPY	11,440,000,000	762,990	405,086	357,904
Pay	6M LIBOR	Semi-Annually	0.380%	Semi-Annually	06/18/28	JPY	14,280,000,000	3,770,497	521,175	3,249,322
Receive	3M CBA	Semi-Annually	1.750%	Semi-Annually	12/16/46	CAD	4,500,000	429,432	570,938	(141,506)
Receive	3M LIBOR	Semi-Annually	2.250%	Quarterly	06/20/28	USD	159,400,000	1,810,816	9,015,763	(7,204,947)
Receive	3M LIBOR	Semi-Annually	2.905%	Quarterly	08/22/48	USD	10,200,000	(617,401)	—	(617,401)
Receive	3M LIBOR	Semi-Annually	2.930%	Quarterly	08/22/48	USD	11,900,000	(783,553)	—	(783,553)
Receive	3M LIBOR	Semi-Annually	2.940%	Quarterly	08/22/48	USD	10,400,000	(706,897)	—	(706,897)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/18/26	JPY	22,180,000,000	(4,275,879)	(1,403,955)	(2,871,924)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/18/26	JPY	28,940,000,000	(5,657,223)	(2,173,885)	(3,483,338)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	6,210,000,000	(1,242,622)	(221,307)	(1,021,315)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/20/28	JPY	3,500,000,000	(694,473)	251,206	(945,679)
Receive	6M LIBOR	Semi-Annually	0.399%	Semi-Annually	06/18/28	JPY	2,220,000,000	(621,464)	(1,920)	(619,544)
Receive	6M LIBOR	Semi-Annually	0.450%	Semi-Annually	03/20/29	JPY	2,390,000,000	(775,681)	(176,532)	(599,149)
Receive	6M LIBOR	Semi-Annually	0.705%	Semi-Annually	10/31/38	JPY	1,700,000,000	(941,410)	106,442	(1,047,852)
Receive	6M LIBOR	Semi-Annually	0.750%	Semi-Annually	03/20/38	JPY	7,260,000,000	(4,634,072)	267,333	(4,901,405)
Receive	6M LIBOR	Semi-Annually	0.750%	Semi-Annually	12/20/38	JPY	7,300,000,000	(4,610,474)	432,116	(5,042,590)
Receive	6M LIBOR	Semi-Annually	0.785%	Semi-Annually	11/12/38	JPY	870,000,000	(603,499)	2,913	(606,412)
Receive	6M LIBOR	Semi-Annually	0.800%	Semi-Annually	10/22/38	JPY	570,000,000	(410,545)	—	(410,545)
Receive	6M LIBOR	Semi-Annually	1.000%	Semi-Annually	03/21/48	JPY	540,000,000	(648,508)	(16,864)	(631,644)
Receive	6M LIBOR	Semi-Annually	1.250%	Semi-Annually	09/18/24	GBP	92,900,000	(1,036,211)	15,042	(1,051,253)
Receive	6M LIBOR	Semi-Annually	1.500%	Semi-Annually	06/19/29	GBP	9,100,000	(331,602)	(68,282)	(263,320)
Receive	6M LIBOR	Semi-Annually	1.500%	Semi-Annually	09/18/29	GBP	37,200,000	(1,289,154)	(262,863)	(1,026,291)
Receive	6M LIBOR	Semi-Annually	1.500%	Semi-Annually	09/18/49	GBP	21,900,000	(1,033,106)	350,852	(1,383,958)
Receive	6M LIBOR	Semi-Annually	1.750%	Semi-Annually	06/19/49	GBP	34,900,000	(4,606,519)	(2,399,151)	(2,207,368)

Totals								$(7,839,004)	$7,953,386	$(15,792,390)

BHFTI-298

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Centrally Cleared Credit Default Swaps on Credit Indices and Corporate Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2019(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway, Inc. 1.550%, due 02/09/18	1.000%	Quarterly	12/20/21	0.249%	USD	10,500,000	$203,395	$248,233	$(44,838)
CDX.NA.IG.30	1.000%	Quarterly	06/20/23	0.451%	USD	2,300,000	46,212	34,158	12,054
CDX.NA.IG.31	1.000%	Quarterly	12/20/23	0.508%	USD	110,900,000	2,163,548	1,102,190	1,061,358
CDX.NA.IG.32	1.000%	Quarterly	06/20/24	0.578%	USD	2,700,000	47,944	43,050	4,894
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/23	0.821%	USD	9,900,000	40,392	(476,482)	516,874
Goldman Sach Group, Inc. 5.950%, due 1/18/18	1.000%	Quarterly	09/20/20	0.314%	USD	22,500,000	210,622	403,902	(193,280)
Rolls Royce plc 6.750%, due 4/30/19	1.000%	Quarterly	06/20/24	0.835%	EUR	6,200,000	15,523	10,602	4,921
Tesco plc 6.000%, due 12/14/29	1.000%	Quarterly	06/20/22	0.526%	EUR	24,700,000	250,695	108,498	142,197

Totals							$2,978,331	$1,474,151	$1,504,180

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2019(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Avolon Holdings, Ltd. 4.500%, due 03/15/23	5.000%	Quarterly	07/01/20	UBSA	0.000%	USD	5,500,000	$270,555	$322,060	$(51,505)
Petrobras International Finance Co. S.A. 8.375%, due 12/10/18	1.000%	Quarterly	12/20/19	BNP	0.426%	USD	3,200,000	13,360	(382,936)	396,296
Petrobras International Finance Co. S.A. 8.375%, due 12/10/18	1.000%	Quarterly	03/20/20	BNP	0.506%	USD	1,600,000	7,688	(308,005)	315,693
Republic of South Africa 5.500%, due 03/09/20	1.000%	Quarterly	06/20/24	GSI	1.984%	USD	14,280,000	(664,321)	(594,087)	(70,234)
Russian Federation 7.500%, due 03/31/30	1.000%	Quarterly	12/20/23	JPMC	1.267%	USD	300,000	(3,510)	(7,050)	3,540
Russian Federation 7.500%, due 03/31/30	1.000%	Quarterly	06/20/24	GSI	1.350%	USD	28,700,000	(482,400)	(462,727)	(19,673)

Totals								$(858,628)	$(1,432,745)	$574,117

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(1)	Illiquid securities. As of March 31, 2019, these securities represent 0.0% of net assets.

BHFTI-299

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(SG)—	Societe Generale Paris
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(USD)—	United States Dollar

Index Abbreviations

(CBA)—	Canada Bankers’ Acceptances Rate
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(COFI)—	11th District Cost of Funds Index
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ICE)—	Intercontinental Exchange, Inc.
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(PRIME)—	U.S. Federal Reserve Prime Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CDS)—	Credit Default Swap
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-300

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$4,340,231,132	$—	$4,340,231,132
Total Corporate Bonds & Notes*	—	2,618,221,204	—	2,618,221,204
Total Asset-Backed Securities*	—	864,784,876	—	864,784,876
Total Mortgage-Backed Securities*	—	299,702,926	—	299,702,926
Total Foreign Government*	—	165,960,076	—	165,960,076
Total Municipals	—	20,836,188	—	20,836,188
Total Floating Rate Loan*	—	5,251,474	—	5,251,474
Total Short-Term Investments*	—	158,827,628	—	158,827,628
Purchased Options
Interest Rate Swaptions at Value	—	59,096	—	59,096
Options on Exchange-Traded Futures Contracts at Value	16,425	—	—	16,425
Total Purchased Options	$16,425	$59,096	$—	$75,521
Total Investments	$16,425	$8,473,874,600	$—	$8,473,891,025

Total Reverse Repurchase Agreements (Liability)	$—	$(33,356,350)	$—	$(33,356,350)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$6,685,177	$—	$6,685,177
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(4,834,114)	—	(4,834,114)
Total Forward Contracts	$—	$1,851,063	$—	$1,851,063
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$25,072,486	$—	$—	$25,072,486
Futures Contracts (Unrealized Depreciation)	(58,450,920)	—	—	(58,450,920)
Total Futures Contracts	$(33,378,434)	$—	$—	$(33,378,434)
Written Options
Credit Default Swaptions at Value	$—	$(439)	$—	$(439)
Inflation Capped Options at Value	—	(2)	—	(2)
Interest Rate Swaptions at Value	—	(42,937)	—	(42,937)
Options on Exchange-Traded Futures Contracts at Value	(54,469)	—	—	(54,469)
Total Written Options	$(54,469)	$(43,378)	$—	$(97,847)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$23,517,799	$—	$23,517,799
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(37,806,009)	—	(37,806,009)
Total Centrally Cleared Swap Contracts	$—	$(14,288,210)	$—	$(14,288,210)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$291,603	$—	$291,603
OTC Swap Contracts at Value (Liabilities)	—	(1,150,231)	—	(1,150,231)
Total OTC Swap Contracts	$—	$(858,628)	$—	$(858,628)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-301

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—30.4% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense—0.2%
United Technologies Corp. 2.800%, 05/04/24	680,000	$671,801
3.950%, 08/16/25	2,500,000	2,598,133
4.450%, 11/16/38	652,000	675,111

		3,945,045

Agriculture—0.6%
Altria Group, Inc. 3.800%, 02/14/24	1,746,000	1,778,018
3.875%, 09/16/46	1,424,000	1,171,366
4.800%, 02/14/29	995,000	1,026,725
BAT Capital Corp. 3.222%, 08/15/24	7,342,000	7,182,840

		11,158,949

Auto Manufacturers—0.1%
General Motors Financial Co., Inc. 3.150%, 06/30/22	1,211,000	1,199,382

Banks—8.8%
Banco Santander S.A. 3.125%, 02/23/23	5,200,000	5,145,203
Bank of America Corp. 2.816%, 3M LIBOR + 0.930%, 07/21/23 (a)	2,250,000	2,235,795
3.004%, 3M LIBOR + 0.790%, 12/20/23 (a)	4,290,000	4,278,756
3.300%, 01/11/23	1,410,000	1,428,495
3.366%, 3M LIBOR + 0.810%, 01/23/26 (a)	3,219,000	3,223,415
Bank of Ireland Group plc 4.500%, 11/25/23 (144A)	7,533,000	7,655,645
Bank of Montreal 3.429%, 3M LIBOR + 0.790%, 08/27/21 (a)	2,500,000	2,524,813
Barclays Bank plc 10.179%, 06/12/21 (144A)	2,795,000	3,164,464
BB&T Corp. 2.850%, 10/26/24	4,707,000	4,680,962
BPCE S.A. 3.000%, 05/22/22 (144A)	5,547,000	5,488,202
Capital One N.A. 2.350%, 01/31/20	3,000,000	2,984,927
2.950%, 07/23/21	860,000	862,971
Citigroup, Inc.
3.300%, 04/27/25	2,775,000	2,772,977
4.044%, 3M LIBOR + 1.023%, 06/01/24 (a) (b)	7,665,000	7,922,774
Comerica, Inc. 3.700%, 07/31/23	2,345,000	2,409,470
Compass Bank 3.500%, 06/11/21	5,000,000	5,043,453
Cooperative Rabobank UA 3.875%, 02/08/22	700,000	720,127
11.000%, 3M LIBOR + 10.868%, 06/30/19 (144A) (a)	3,395,000	3,458,656
Deutsche Bank AG 3.950%, 02/27/23	1,221,000	1,205,109
Fifth Third Bancorp 3.650%, 01/25/24	4,501,000	4,611,799

Banks—(Continued)
First Republic Bank
4.625%, 02/13/47	1,945,000	1,978,634
HSBC Holdings plc 2.650%, 01/05/22	1,135,000	1,125,134
2.950%, 05/25/21	5,000,000	4,999,223
4.875%, 01/14/22	1,555,000	1,635,209
JPMorgan Chase & Co. 2.950%, 10/01/26	1,001,000	978,935
3.502%, 3M LIBOR + 0.730%, 04/23/24 (a) (b)	8,000,000	7,936,776
4.023%, 3M LIBOR + 1.000%, 12/05/24 (a)	3,239,000	3,362,585
Lloyds Banking Group plc 3.900%, 03/12/24	3,546,000	3,592,332
4.050%, 08/16/23	840,000	856,937
M&T Bank Corp. 5.125%, 3M LIBOR + 3.520%, 11/01/26 (a)	1,654,000	1,663,924
Manufacturers & Traders Trust Co. 3.400%, 08/17/27	4,596,000	4,698,457
Morgan Stanley 3.875%, 01/27/26 (b)	6,473,000	6,623,217
4.431%, 3M LIBOR + 1.628%, 01/23/30 (a)	6,527,000	6,889,223
PNC Bank N.A. 2.700%, 11/01/22	2,669,000	2,657,049
2.950%, 01/30/23	2,581,000	2,572,408
2.950%, 02/23/25	2,425,000	2,419,735
Regions Bank 2.750%, 04/01/21	5,000,000	4,984,070
Regions Financial Corp. 2.750%, 08/14/22	2,000,000	1,985,080
Royal Bank of Scotland Group plc 3.875%, 09/12/23	3,365,000	3,380,185
4.269%, 3M LIBOR + 1.762%, 03/22/25 (a)	400,000	403,952
Santander UK Group Holdings plc 4.796%, 3M LIBOR + 1.570%, 11/15/24 (a)	2,691,000	2,772,025
Standard Chartered plc 3.885%, 3M LIBOR + 1.080%, 03/15/24 (144A) (a)	3,884,000	3,898,623
State Street Corp. 5.625%, 3M LIBOR + 2.539%, 12/15/23 (a)	2,048,000	2,063,360
SunTrust Bank 3.525%, 3M LIBOR + 0.500%, 10/26/21 (a)	4,500,000	4,547,390
SunTrust Banks, Inc. 2.700%, 01/27/22	1,690,000	1,685,078
Wells Fargo & Co. 3.750%, 01/24/24	3,560,000	3,664,822
Zions Bancorp 3.500%, 08/27/21	2,135,000	2,157,699

		157,350,075

Beverages—0.7%
Anheuser-Busch InBev Worldwide, Inc. 3.750%, 07/15/42	2,137,000	1,846,611
4.000%, 04/13/28 (b)	496,000	504,097
Constellation Brands, Inc. 3.200%, 02/15/23	1,983,000	1,996,425
3.384%, 3M LIBOR + 0.700%, 11/15/21 (a)	3,821,000	3,822,966

BHFTI-302

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—(Continued)
Keurig Dr Pepper, Inc. 3.551%, 05/25/21 (144A)	2,965,000	$2,997,301
4.057%, 05/25/23 (144A)	2,000,000	2,058,023

		13,225,423

Biotechnology—0.2%
Amgen, Inc. 2.650%, 05/11/22	3,000,000	2,991,049

Building Materials—0.4%
Boral Finance Pty, Ltd. 3.000%, 11/01/22 (144A)	6,495,000	6,369,852

Chemicals—1.1%
DowDuPont, Inc. 4.205%, 11/15/23	3,500,000	3,661,516
International Flavors & Fragrances, Inc. 5.000%, 09/26/48 (b)	4,542,000	4,776,829
Mosaic Co. (The) 3.250%, 11/15/22	3,800,000	3,809,917
4.250%, 11/15/23	712,000	739,287
Nutrien, Ltd. 4.200%, 04/01/29	1,459,000	1,500,276
Sherwin-Williams Co. (The) 2.750%, 06/01/22	4,775,000	4,747,635

		19,235,460

Computers—0.7%
Dell International LLC / EMC Corp. 4.900%, 10/01/26 (144A)	2,153,000	2,192,491
5.300%, 10/01/29 (144A)	2,788,000	2,806,053
Hewlett Packard Enterprise Co. 3.600%, 10/15/20	7,080,000	7,146,049

		12,144,593

Diversified Financial Services—0.7%
Capital One Financial Corp. 3.050%, 03/09/22	2,000,000	2,010,378
Discover Financial Services 4.500%, 01/30/26	6,115,000	6,281,604
High Street Funding Trust II 4.682%, 02/15/48 (144A)	1,250,000	1,272,500
Synchrony Financial 3.950%, 12/01/27	1,590,000	1,503,367
4.375%, 03/19/24	745,000	754,994

		11,822,843

Electric—1.7%
Berkshire Hathaway Energy Co. 3.800%, 07/15/48	6,000,000	5,746,283
6.500%, 09/15/37	345,000	446,537
Duke Energy Corp. 3.750%, 09/01/46	4,000,000	3,748,716

Electric—(Continued)
Duke Energy Florida LLC 6.400%, 06/15/38	1,925,000	2,582,001
Duke Energy Ohio, Inc. 3.700%, 06/15/46	660,000	643,435
Enel Finance International NV 4.625%, 09/14/25 (144A)	3,000,000	3,104,775
Sempra Energy 3.800%, 02/01/38	5,720,000	5,250,124
Southern California Edison Co.
4.200%, 03/01/29	4,433,000	4,497,645
4.500%, 09/01/40	1,025,000	1,025,247
5.500%, 03/15/40	335,000	365,358
Union Electric Co. 3.500%, 03/15/29	2,945,000	3,022,034

		30,432,155

Electronics—0.1%
Keysight Technologies, Inc. 4.600%, 04/06/27	1,225,000	1,267,295

Food—1.3%
Campbell Soup Co. 3.950%, 03/15/25	1,662,000	1,673,624
Conagra Brands, Inc. 3.800%, 10/22/21	4,951,000	5,042,907
4.300%, 05/01/24	2,705,000	2,803,344
General Mills, Inc. 3.783%, 3M LIBOR + 1.010%, 10/17/23 (a)	2,395,000	2,412,101
4.000%, 04/17/25	1,027,000	1,063,325
Grupo Bimbo S.A.B. de C.V. 5.950%, 1Y CMT + 3.280%, 04/17/23 (144A) (a)	1,000,000	1,028,000
Kroger Co. (The) 4.450%, 02/01/47 (b)	5,500,000	5,004,683
5.000%, 04/15/42	260,000	254,540
5.150%, 08/01/43	740,000	734,270
Tyson Foods, Inc. 4.000%, 03/01/26	2,892,000	2,954,313

		22,971,107

Healthcare-Products—0.2%
Becton Dickinson & Co. 3.363%, 06/06/24	2,295,000	2,297,811
Boston Scientific Corp. 3.450%, 03/01/24	2,177,000	2,217,361

		4,515,172

Healthcare-Services—0.1%
UnitedHealth Group, Inc. 4.450%, 12/15/48	1,471,000	1,602,069

Housewares—0.2%
Newell Brands, Inc. 3.850%, 04/01/23	1,681,000	1,662,946
4.200%, 04/01/26	2,500,000	2,387,822

		4,050,768

BHFTI-303

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—1.0%
Allstate Corp. (The) 3.031%, 3M LIBOR + 0.430%, 03/29/21 (a)	1,645,000	$1,643,139
American International Group, Inc. 3.750%, 07/10/25	341,000	341,618
Progressive Corp. (The) 5.375%, 3M LIBOR + 2.539%, 03/15/23 (a)	5,723,000	5,672,924
Prudential Financial, Inc.
4.500%, 3M LIBOR + 2.380%, 09/15/47 (a) (b)	8,000,000	7,550,000
Voya Financial, Inc. 4.700%, 3M LIBOR + 2.084%, 01/23/48 (a)	2,763,000	2,383,115

		17,590,796

Iron/Steel—0.1%
Nucor Corp. 4.400%, 05/01/48	1,955,000	2,003,635

Lodging—0.2%
Marriott International, Inc. 3.226%, 3M LIBOR + 0.600%, 12/01/20 (a) (b)	3,886,000	3,891,284

Machinery-Diversified—0.3%
Roper Technologies, Inc. 3.650%, 09/15/23	5,384,000	5,502,246

Media—0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, 07/23/22	2,345,000	2,426,940
Comcast Corp. 4.150%, 10/15/28 (b)	2,632,000	2,774,901
4.600%, 10/15/38	5,794,000	6,211,923
COX Communications, Inc. 4.600%, 08/15/47 (144A)	3,000,000	2,867,559

		14,281,323

Mining—0.3%
Barrick North America Finance LLC 5.750%, 05/01/43	5,250,000	6,096,240

Miscellaneous Manufacturing—0.4%
General Electric Co. 4.125%, 10/09/42	2,126,000	1,848,136
5.000%, 3M LIBOR + 3.330%, 01/21/21 (a)	677,000	630,998
Hexcel Corp. 3.950%, 02/15/27 (b)	1,182,000	1,183,556
Ingersoll-Rand Luxembourg Finance S.A. 3.500%, 03/21/26	3,655,000	3,687,865

		7,350,555

Oil & Gas—2.1%
Anadarko Petroleum Corp. 4.500%, 07/15/44	553,000	522,027
5.550%, 03/15/26	3,500,000	3,820,430

Oil & Gas—(Continued)
Canadian Natural Resources, Ltd. 2.950%, 01/15/23	501,000	497,487
4.950%, 06/01/47 (b)	2,750,000	3,003,660
Cenovus Energy, Inc. 5.400%, 06/15/47 (b)	3,750,000	3,719,530
Concho Resources, Inc. 3.750%, 10/01/27	4,335,000	4,303,456
Continental Resources, Inc. 4.375%, 01/15/28	1,250,000	1,285,441
Devon Energy Corp. 3.250%, 05/15/22	2,510,000	2,530,570
5.000%, 06/15/45	1,750,000	1,835,986
5.850%, 12/15/25	2,595,000	2,946,427
EQT Corp. 3.900%, 10/01/27	4,300,000	4,023,278
Marathon Petroleum Corp. 4.500%, 04/01/48 (144A)	3,220,000	3,096,029
Noble Energy, Inc. 5.050%, 11/15/44	2,500,000	2,488,098
Valero Energy Corp. 4.000%, 04/01/29	1,705,000	1,716,259
6.625%, 06/15/37	905,000	1,116,056

		36,904,734

Packaging & Containers—0.1%
Packaging Corp. of America 2.450%, 12/15/20	1,020,000	1,013,143

Pharmaceuticals—1.1%
Bayer U.S. Finance LLC 4.250%, 12/15/25 (144A)	3,237,000	3,273,876
Bayer U.S. Finance II LLC 4.625%, 06/25/38 (144A)	2,000,000	1,870,648
CVS Health Corp. 5.050%, 03/25/48	6,875,000	6,929,547
Merck & Co., Inc. 3.400%, 03/07/29	992,000	1,018,731
Shire Acquisitions Investments Ireland DAC 2.400%, 09/23/21	4,000,000	3,954,351
Teva Pharmaceutical Finance Netherlands III B.V. 2.200%, 07/21/21	3,523,000	3,359,357

		20,406,510

Pipelines—1.6%
Enbridge, Inc. 6.000%, 3M LIBOR + 3.890%, 01/15/77 (a)	4,521,000	4,487,092
Energy Transfer Operating L.P. 4.050%, 03/15/25	2,257,000	2,293,204
5.250%, 04/15/29	750,000	805,524
Enterprise Products Operating LLC 5.375%, 3M LIBOR + 2.570%, 02/15/78 (a)	1,800,000	1,605,690
MPLX L.P. 4.500%, 04/15/38	5,263,000	5,011,172

BHFTI-304

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
ONEOK, Inc. 4.350%, 03/15/29	2,690,000	$2,738,051
Sabine Pass Liquefaction LLC 4.200%, 03/15/28	5,640,000	5,691,084
5.625%, 03/01/25	500,000	549,815
Williams Cos., Inc. (The) 4.000%, 09/15/25	4,000,000	4,110,910
4.850%, 03/01/48	1,200,000	1,197,717
5.400%, 03/04/44	555,000	592,424

		29,082,683

Real Estate Investment Trusts—1.8%
Alexandria Real Estate Equities, Inc. 4.000%, 01/15/24	418,000	432,531
4.500%, 07/30/29	540,000	569,140
American Campus Communities Operating Partnership L.P. 3.750%, 04/15/23	444,000	450,174
American Tower Corp. 3.375%, 10/15/26	5,360,000	5,228,227
Crown Castle International Corp. 3.700%, 06/15/26	6,765,000	6,748,971
Digital Realty Trust L.P. 3.700%, 08/15/27	10,845,000	10,747,424
Ventas Realty L.P. 3.500%, 02/01/25	1,740,000	1,741,463
Vornado Realty L.P. 3.500%, 01/15/25	3,000,000	2,980,120
Welltower, Inc. 3.625%, 03/15/24	2,365,000	2,406,926

		31,304,976

Retail—0.4%
Dollar Tree, Inc. 3.473%, 3M LIBOR + 0.700%, 04/17/20 (a)	3,000,000	3,000,661
Home Depot, Inc. (The) 5.950%, 04/01/41	990,000	1,271,826
McDonald’s Corp. 4.450%, 09/01/48	2,147,000	2,204,184

		6,476,671

Semiconductors—0.8%
Analog Devices, Inc. 2.950%, 01/12/21	3,397,000	3,407,181
Broadcom, Inc. 3.125%, 10/15/22 (144A)	6,780,000	6,757,490
Texas Instruments, Inc. 3.875%, 03/15/39	3,475,000	3,604,344

		13,769,015

Software—0.1%
Microsoft Corp. 4.100%, 02/06/37	1,000,000	1,089,286

Telecommunications—1.9%
AT&T, Inc. 3.000%, 06/30/22	10,028,000	10,075,432
4.300%, 02/15/30	1,972,000	1,997,356
4.300%, 12/15/42	1,951,000	1,798,918
4.750%, 05/15/46	1,676,000	1,644,120
Motorola Solutions, Inc. 4.600%, 02/23/28	6,255,000	6,311,607
Telefonica Emisiones S.A.U. 5.213%, 03/08/47	2,250,000	2,285,225
Verizon Communications, Inc. 3.850%, 11/01/42	6,438,000	6,086,094
4.272%, 01/15/36	3,669,000	3,716,308

		33,915,060

Transportation—0.3%
FedEx Corp. 4.050%, 02/15/48	264,000	235,936
4.100%, 02/01/45	770,000	698,051
Kansas City Southern 4.700%, 05/01/48	4,470,000	4,683,363

		5,617,350

Total Corporate Bonds & Notes (Cost $537,542,209)		540,576,744

Common Stocks—22.0%

Aerospace & Defense—0.1%
Boeing Co. (The)	1,100	419,562
Curtiss-Wright Corp.	2,100	238,014
HEICO Corp. (b)	1,100	104,357
Raytheon Co.	4,500	819,360

		1,581,293

Air Freight & Logistics—0.1%
C.H. Robinson Worldwide, Inc.	5,899	513,154
Expeditors International of Washington, Inc.	9,300	705,870
Royal Mail plc	32,332	100,406

		1,319,430

Auto Components—0.4%
Aisin Seiki Co., Ltd.	4,900	175,755
BorgWarner, Inc.	12,100	464,761
Bridgestone Corp.	17,100	660,265
Continental AG	3,909	588,432
Delphi Technologies plc	4,800	92,448
FCC Co., Ltd.	9,100	193,415
Gentex Corp. (b)	45,744	945,986
Hyundai Mobis Co., Ltd.	1,485	273,174
Keihin Corp.	10,400	170,924
Lear Corp.	4,000	542,840
Linamar Corp.	6,100	218,739

BHFTI-305

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Auto Components—(Continued)
Magna International, Inc.	11,600	$564,831
Martinrea International, Inc.	1,529	13,844
NHK Spring Co., Ltd.	25,600	230,536
Nissin Kogyo Co., Ltd.	5,800	72,917
Nokian Renkaat Oyj	17,047	571,128
Stanley Electric Co., Ltd.	15,800	426,304
Sumitomo Electric Industries, Ltd.	10,400	138,425
Tenneco, Inc. - Class A	4,100	90,856
Tokai Rika Co., Ltd.	4,400	75,270
Topre Corp.	4,300	80,462
Toyota Boshoku Corp.	20,100	304,610
TS Tech Co., Ltd.	2,800	80,867
Unipres Corp.	4,500	70,527
Xinyi Glass Holdings, Ltd.	382,000	438,419

		7,485,735

Automobiles—0.1%
Honda Motor Co., Ltd.	28,900	783,280
Mazda Motor Corp.	11,700	131,213
Peugeot S.A.	13,345	326,233
Suzuki Motor Corp.	6,000	266,105
Thor Industries, Inc. (b)	6,400	399,168
Yamaha Motor Co., Ltd.	5,600	110,283

		2,016,282

Banks—1.7%
Aichi Bank, Ltd. (The)	600	18,652
Aozora Bank, Ltd.	2,000	49,529
Awa Bank, Ltd. (The)	3,400	86,632
Bank Hapoalim B.M.	31,443	209,003
Bank Leumi Le-Israel B.M.	43,871	287,717
Bank of America Corp.	114,300	3,153,537
Bank of China, Ltd. - Class H	936,000	424,447
Bank of Hawaii Corp. (b)	2,000	157,740
Barclays plc	384,997	777,886
BB&T Corp.	18,800	874,764
BNP Paribas S.A.	21,537	1,032,215
BOK Financial Corp.	1,600	130,480
Chiba Bank, Ltd. (The)	62,000	337,601
China Construction Bank Corp. - Class H	350,000	300,035
Citigroup, Inc.	28,400	1,767,048
Comerica, Inc.	10,400	762,528
Dah Sing Financial Holdings, Ltd.	14,400	75,480
Fifth Third Bancorp (b)	28,000	706,160
Hachijuni Bank, Ltd. (The)	61,600	256,065
Hang Seng Bank, Ltd.	16,900	416,981
HSBC Holdings plc	106,145	864,458
International Bancshares Corp.	733	27,876
Iyo Bank, Ltd. (The)	25,400	134,820
Japan Post Bank Co., Ltd.	26,900	294,108
JPMorgan Chase & Co.	46,200	4,676,826
KeyCorp	28,200	444,150
M&T Bank Corp.	2,200	345,444
Mediobanca S.p.A.	59,498	618,521
Mitsubishi UFJ Financial Group, Inc.	31,600	156,838
Mizuho Financial Group, Inc.	308,700	478,446

Banks—(Continued)
PNC Financial Services Group, Inc. (The)	12,600	1,545,516
Raiffeisen Bank International AG	4,630	104,026
Royal Bank of Scotland Group plc	276,659	892,446
Shinsei Bank, Ltd.	7,800	110,936
Shizuoka Bank, Ltd. (The)	51,000	389,018
Societe Generale S.A.	21,521	623,902
Standard Chartered plc	84,054	649,771
Sumitomo Mitsui Financial Group, Inc.	21,800	762,854
U.S. Bancorp	28,700	1,383,053
UniCredit S.p.A.	37,793	484,875
Wells Fargo & Co.	69,900	3,377,568

		30,189,952

Beverages—0.3%
Brown-Forman Corp. - Class B	4,200	221,676
Coca-Cola Amatil, Ltd.	15,597	95,874
Coca-Cola Co. (The)	56,800	2,661,648
Diageo plc	15,194	621,464
PepsiCo, Inc.	18,100	2,218,155

		5,818,817

Biotechnology—0.5%
AbbVie, Inc.	34,758	2,801,147
Amgen, Inc. (b)	16,960	3,222,061
Biogen, Inc. (c)	4,400	1,040,072
Gilead Sciences, Inc. (b)	25,100	1,631,751
United Therapeutics Corp. (c)	1,000	117,370

		8,812,401

Building Products—0.2%
Aica Kogyo Co., Ltd.	6,200	207,677
Allegion plc	10,100	916,171
Assa Abloy AB - Class B	40,623	875,860
CSW Industrials, Inc. (c)	330	18,906
dormakaba Holding AG (c)	835	598,177
Geberit AG	686	280,668
Takasago Thermal Engineering Co., Ltd.	5,000	80,751

		2,978,210

Capital Markets—0.9%
Affiliated Managers Group, Inc.	9,500	1,017,545
Ameriprise Financial, Inc.	4,500	576,450
ASX, Ltd.	5,544	275,768
BlackRock, Inc.	400	170,948
Bolsas y Mercados Espanoles SHMSF S.A.	9,103	254,543
CI Financial Corp.	53,800	734,323
Close Brothers Group plc	11,458	217,646
Credit Suisse Group AG (c)	28,803	336,238
Daiwa Securities Group, Inc.	71,700	350,097
Deutsche Bank AG	56,103	456,876
Eaton Vance Corp. (b)	13,100	528,061
Euronext NV	6,181	392,273
FactSet Research Systems, Inc.	3,100	769,637
Federated Investors, Inc. - Class B (b)	16,200	474,822
Franklin Resources, Inc. (b)	22,500	745,650

BHFTI-306

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
Goldman Sachs Group, Inc. (The)	5,690	$1,092,423
Houlihan Lokey, Inc.	1,700	77,945
IG Group Holdings plc	52,667	356,788
Invesco, Ltd.	30,900	596,679
Japan Exchange Group, Inc.	20,900	372,003
London Stock Exchange Group plc	6,868	425,220
Moody’s Corp.	3,200	579,488
Morgan Stanley	19,100	806,020
Nomura Holdings, Inc.	161,500	579,225
Platinum Asset Management, Ltd.	38,615	125,907
Raymond James Financial, Inc.	10,100	812,141
Singapore Exchange, Ltd.	102,300	552,717
State Street Corp. (b)	4,500	296,145
T. Rowe Price Group, Inc.	6,100	610,732
UBS Group AG (c)	60,994	740,441

		15,324,751

Chemicals—0.4%
Air Products & Chemicals, Inc.	2,200	420,112
BASF SE	12,243	899,144
Celanese Corp. (b)	6,500	640,965
Chemours Co. (The)	5,600	208,096
Covestro AG	14,201	781,222
Daicel Corp.	41,700	453,778
DuluxGroup, Ltd.	56,406	296,736
Huntsman Corp.	5,400	121,446
Ingevity Corp. (c)	2,400	253,464
Methanex Corp.	2,600	147,671
Mitsubishi Chemical Holdings Corp.	46,000	324,825
Mitsubishi Gas Chemical Co., Inc.	8,000	114,511
Novozymes A/S - B Shares	7,359	338,521
Petronas Chemicals Group Bhd	91,400	204,881
Shikoku Chemicals Corp.	2,000	21,906
Shin-Etsu Chemical Co., Ltd.	6,800	571,987
Sociedad Quimica y Minera de Chile S.A. (ADR)	5,200	199,888
Sumitomo Seika Chemicals Co., Ltd.	1,300	47,861
Synthomer plc	55,756	276,382
Tosoh Corp.	12,400	193,426
Ube Industries, Ltd.	9,100	187,700
Victrex plc	20,590	581,107
Zeon Corp.	39,700	403,236

		7,688,865

Commercial Services & Supplies—0.1%
Brady Corp. - Class A (b)	2,100	97,461
Copart, Inc. (c)	4,600	278,714
Deluxe Corp.	11,800	515,896
Ennis, Inc.	2,660	55,222
Societe BIC S.A.	6,774	604,276
Transcontinental, Inc. - Class A	18,900	236,612

		1,788,181

Communications Equipment—0.2%
Cisco Systems, Inc.	76,700	4,141,033
Ituran Location and Control, Ltd.	6,700	228,805

		4,369,838

Construction & Engineering—0.0%
Hazama Ando Corp.	19,100	128,498
Kandenko Co., Ltd.	8,800	75,374
Kumagai Gumi Co., Ltd.	5,200	162,678
Nichireki Co., Ltd.	2,000	19,796
Okumura Corp.	2,500	79,542
Taisei Corp.	2,500	116,314

		582,202

Consumer Finance—0.2%
American Express Co.	9,300	1,016,490
Capital One Financial Corp.	7,500	612,675
Discover Financial Services	9,400	668,904
Synchrony Financial	13,200	421,080

		2,719,149

Containers & Packaging—0.1%
Packaging Corp. of America	14,100	1,401,258
Sonoco Products Co. (b)	8,860	545,156

		1,946,414

Diversified Consumer Services—0.0%
H&R Block, Inc.	29,300	701,442

Diversified Financial Services—0.1%
Berkshire Hathaway, Inc. - Class B (c)	5,100	1,024,539
ORIX Corp.	7,500	107,961
Sofina S.A.	1,212	235,843

		1,368,343

Diversified Telecommunication Services—0.5%
AT&T, Inc.	34,211	1,072,857
BCE, Inc.	15,300	679,389
Nippon Telegraph & Telephone Corp.	33,200	1,411,179
Singapore Telecommunications, Ltd.	422,300	942,263
Swisscom AG (b)	1,108	542,126
Telekomunikasi Indonesia Persero Tbk PT	639,500	176,648
Telenor ASA	41,350	828,165
Verizon Communications, Inc. (b)	49,993	2,956,086

		8,608,713

Electric Utilities—0.2%
Chubu Electric Power Co., Inc.	6,500	101,501
CLP Holdings, Ltd.	23,500	272,678
Enel Americas S.A. (ADR)	14,802	132,182
Enel S.p.A.	89,223	571,081
Red Electrica Corp. S.A.	85,472	1,821,991
Terna Rete Elettrica Nazionale S.p.A.	105,332	668,156
Tokyo Electric Power Co. Holdings, Inc. (c)	14,700	92,964

		3,660,553

Electrical Equipment—0.4%
AMETEK, Inc.	7,900	655,463
Emerson Electric Co.	28,000	1,917,160
Generac Holdings, Inc. (c)	14,300	732,589

BHFTI-307

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electrical Equipment—(Continued)
GrafTech International, Ltd.	16,700	$213,593
Hubbell, Inc.	7,000	825,860
Rockwell Automation, Inc.	6,100	1,070,306
Schneider Electric SE	26,083	2,051,269
Ushio, Inc.	6,700	78,411

		7,544,651

Electronic Equipment, Instruments & Components—0.2%
AAC Technologies Holdings, Inc.	46,500	275,092
Amphenol Corp. - Class A	7,800	736,632
FLIR Systems, Inc.	10,044	477,894
Halma plc	9,018	196,524
Horiba, Ltd.	3,600	201,125
Keyence Corp.	900	562,288
National Instruments Corp.	6,000	266,160
TE Connectivity, Ltd.	16,200	1,308,150

		4,023,865

Energy Equipment & Services—0.1%
CARBO Ceramics, Inc. (c)	9,500	33,250
Diamond Offshore Drilling, Inc. (b) (c)	15,800	165,742
FTS International, Inc. (c)	9,600	96,000
Liberty Oilfield Services, Inc. - Class A (b)	11,000	169,290
Mammoth Energy Services, Inc. (b)	3,300	54,945
Noble Corp. plc (c)	41,000	117,670
Precision Drilling Corp. (c)	61,000	144,700
ProPetro Holding Corp. (c)	8,200	184,828
Schlumberger, Ltd.	6,600	287,562
TGS Nopec Geophysical Co. ASA	15,540	424,364

		1,678,351

Entertainment—0.1%
Viacom, Inc. - Class B	21,800	611,926
Walt Disney Co. (The)	16,600	1,843,098

		2,455,024

Equity Real Estate Investment Trusts—0.1%
Apple Hospitality REIT, Inc.	19,700	321,110
Park Hotels & Resorts, Inc.	13,636	423,807
RLJ Lodging Trust	12,100	212,597
Tanger Factory Outlet Centers, Inc.	5,000	104,900

		1,062,414

Food & Staples Retailing—0.0%
Wal-Mart de Mexico S.A.B. de C.V.	108,900	291,126
Walgreens Boots Alliance, Inc.	3,700	234,099

		525,225

Food Products—0.4%
Hershey Co. (The)	8,800	1,010,504
Ingredion, Inc.	3,300	312,477
Lamb Weston Holdings, Inc.	7,400	554,556
Lancaster Colony Corp. (b)	1,200	188,028
Mitsui Sugar Co., Ltd.	6,000	147,804

Food Products—(Continued)
Nestle S.A.	34,716	3,313,186
Salmar ASA	1,807	86,710
Tiger Brands, Ltd.	18,644	342,868
Want Want China Holdings, Ltd.	372,000	308,936

		6,265,069

Gas Utilities—0.0%
Italgas S.p.A.	13,486	83,375

Health Care Equipment & Supplies—0.4%
Cochlear, Ltd.	1,460	180,333
Demant A/S (c)	7,140	211,436
DiaSorin S.p.A.	1,583	159,595
Hoya Corp.	10,200	674,932
IDEXX Laboratories, Inc. (c)	1,900	424,840
Medtronic plc	28,200	2,568,456
ResMed, Inc.	2,400	249,528
Smith & Nephew plc	38,014	754,120
Stryker Corp.	5,800	1,145,616
Varian Medical Systems, Inc. (c)	3,600	510,192

		6,879,048

Health Care Providers & Services—0.4%
Chemed Corp.	800	256,056
Cigna Corp.	8,395	1,350,084
CVS Health Corp.	9,100	490,763
Medical Facilities Corp.	10,700	141,161
MEDNAX, Inc. (c)	11,500	312,455
Quest Diagnostics, Inc.	16,340	1,469,293
U.S. Physical Therapy, Inc. (b)	1,000	105,030
UnitedHealth Group, Inc.	13,200	3,263,832

		7,388,674

Health Care Technology—0.1%
Cerner Corp. (c)	14,400	823,824
EMIS Group plc	10,018	137,249

		961,073

Hotels, Restaurants & Leisure—0.2%
Choice Hotels International, Inc.	3,800	295,412
Corporate Travel Management, Ltd.	4,452	80,649
Greggs plc	7,329	175,594
KOMEDA Holdings Co., Ltd.	6,200	117,986
McDonald’s Corp.	9,700	1,842,030
Playtech plc	25,015	141,772
Sands China, Ltd.	78,400	393,928
Starbucks Corp.	14,400	1,070,496

		4,117,867

Household Durables—0.2%
Barratt Developments plc	31,074	243,054
Berkeley Group Holdings plc	2,441	117,366
Garmin, Ltd.	11,107	959,089
Haseko Corp.	11,400	143,722

BHFTI-308

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
Leggett & Platt, Inc. (b)	9,000	$379,980
Nikon Corp.	25,800	364,717
Persimmon plc	11,098	314,497
PulteGroup, Inc.	6,300	176,148
Taylor Wimpey plc	128,835	295,142
Toll Brothers, Inc.	4,400	159,280
Tupperware Brands Corp.	5,651	144,553
ZAGG, Inc. (c)	5,258	47,690

		3,345,238

Household Products—0.4%
Church & Dwight Co., Inc.	7,800	555,594
Clorox Co. (The) (b)	5,400	866,484
Colgate-Palmolive Co.	14,900	1,021,246
Kimberly-Clark Corp.	11,900	1,474,410
Procter & Gamble Co. (The)	29,359	3,054,804
Unicharm Corp.	11,000	364,590

		7,337,128

Independent Power and Renewable Electricity Producers—0.0%
TransAlta Renewables, Inc.	18,400	186,430
West Holdings Corp.	8,000	80,156

		266,586

Industrial Conglomerates—0.3%
3M Co.	9,000	1,870,020
Honeywell International, Inc.	9,700	1,541,524
Smiths Group plc	90,155	1,687,078

		5,098,622

Insurance—0.8%
Aflac, Inc.	28,600	1,430,000
Ageas	5,166	249,229
American Equity Investment Life Holding Co.	5,394	145,746
American Financial Group, Inc.	12,738	1,225,523
American International Group, Inc. (b)	4,700	202,382
American National Insurance Co.	1,312	158,516
ASR Nederland NV	8,150	339,592
Athene Holding, Ltd. - Class A (c)	13,200	538,560
Aviva plc	90,133	485,699
AXA S.A.	13,546	341,341
Axis Capital Holdings, Ltd.	2,400	131,472
CNA Financial Corp.	3,300	143,055
Everest Re Group, Ltd.	1,726	372,747
Legal & General Group plc	241,487	866,578
Lincoln National Corp.	20,700	1,215,090
Manulife Financial Corp.	61,500	1,040,072
Mapfre S.A.	123,742	341,058
National Western Life Group, Inc. - Class A	300	78,741
NN Group NV	22,257	925,657
Phoenix Holdings, Ltd. (The)	22,377	116,376
Power Corp. of Canada	4,918	114,674
Principal Financial Group, Inc. (b)	23,984	1,203,757
Sanlam, Ltd.	35,259	180,319
Societa Cattolica di Assicurazioni SC	13,705	130,953

Insurance—(Continued)
Unum Group	15,400	520,982
Zurich Insurance Group AG	2,741	908,150

		13,406,269

Interactive Media & Services—0.6%
Alphabet, Inc. - Class A (c)	3,300	3,883,737
Alphabet, Inc. - Class C (c)	3,460	4,059,653
carsales.com, Ltd.	36,237	325,912
Facebook, Inc. - Class A (c)	15,500	2,583,695
Kakaku.com, Inc.	12,800	246,594
Mixi, Inc.	12,000	278,386

		11,377,977

Internet & Direct Marketing Retail—0.4%
Amazon.com, Inc. (c)	3,155	5,618,266
Booking Holdings, Inc. (c)	200	348,982
eBay, Inc.	46,000	1,708,440

		7,675,688

IT Services—1.2%
Accenture plc - Class A	2,800	492,856
Amdocs, Ltd.	30,203	1,634,284
Automatic Data Processing, Inc.	7,200	1,150,128
Broadridge Financial Solutions, Inc.	8,100	839,889
CGI, Inc. (c)	9,868	678,395
Cielo S.A.	90,200	218,626
Cognizant Technology Solutions Corp. - Class A	22,900	1,659,105
Computershare, Ltd.	44,205	537,111
Fiserv, Inc. (b) (c)	9,700	856,316
Infosys, Ltd. (ADR) (b)	41,400	452,502
International Business Machines Corp.	17,200	2,426,920
Jack Henry & Associates, Inc.	1,300	180,362
MasterCard, Inc. - Class A	9,000	2,119,050
Nomura Research Institute, Ltd.	17,800	811,607
Paychex, Inc.	7,200	577,440
PayPal Holdings, Inc. (c)	14,400	1,495,296
Total System Services, Inc.	14,000	1,330,140
Visa, Inc. - Class A (b)	20,500	3,201,895

		20,661,922

Leisure Products—0.0%
Hasbro, Inc. (b)	6,600	561,132
Mizuno Corp.	3,600	83,640
Thule Group AB	10,329	233,408

		878,180

Life Sciences Tools & Services—0.1%
Mettler-Toledo International, Inc. (c)	500	361,500
Thermo Fisher Scientific, Inc.	600	164,232
Waters Corp. (c)	2,400	604,104

		1,129,836

Machinery—0.9%
Allison Transmission Holdings, Inc.	35,780	1,607,238

BHFTI-309

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Atlas Copco AB - A Shares	42,319	$1,137,548
Caterpillar, Inc.	3,600	487,764
Cummins, Inc.	3,900	615,693
Donaldson Co., Inc.	8,700	435,522
Dover Corp.	7,100	665,980
Ebara Corp.	5,000	141,259
Fortive Corp. (b)	8,200	687,898
Graco, Inc.	10,800	534,816
Hirano Tecseed Co., Ltd.	5,700	89,250
Hosokawa Micron Corp.	1,900	85,253
IDEX Corp.	4,929	747,926
Illinois Tool Works, Inc.	11,100	1,593,183
IMI plc	52,423	656,508
Interpump Group S.p.A.	6,499	212,137
JTEKT Corp.	9,100	112,433
Kyokuto Kaihatsu Kogyo Co., Ltd.	6,000	80,502
Lincoln Electric Holdings, Inc.	5,000	419,350
Parker-Hannifin Corp.	6,600	1,132,692
Pentair plc	25,200	1,121,652
Sandvik AB	19,365	314,735
SKF AB - B Shares (b)	62,339	1,036,116
Snap-on, Inc. (b)	4,800	751,296
Spirax-Sarco Engineering plc	1,257	117,809
Sumitomo Heavy Industries, Ltd.	3,600	117,123
Tocalo Co., Ltd.	17,700	139,819
Toro Co. (The)	10,900	750,356
Zardoya Otis S.A.	68,050	563,572

		16,355,430

Marine—0.0%
Kuehne & Nagel International AG	2,571	353,059

Media—0.3%
AMC Networks, Inc. - Class A (b) (c)	6,900	391,644
Cable One, Inc.	400	392,552
Comcast Corp. - Class A	11,200	447,776
Discovery, Inc. - Class A (b) (c)	5,500	148,610
Mediaset Espana Comunicacion S.A.	53,104	396,829
Metropole Television S.A.	16,471	304,216
Omnicom Group, Inc.	14,653	1,069,522
ProSiebenSat.1 Media SE	17,476	249,068
Publicis Groupe S.A.	14,986	803,905
SKY Network Television, Ltd.	27,790	24,438
SKY Perfect JSAT Holdings, Inc.	17,600	73,242
Tokyo Broadcasting System Holdings, Inc.	4,500	82,441
WPP plc	53,079	562,449

		4,946,692

Metals & Mining—0.3%
Anglo American plc	11,442	307,212
APERAM S.A.	1,936	55,272
Argonaut Gold, Inc. (c)	45,200	63,588
BHP Group plc	31,171	753,096
BHP Group, Ltd.	38,184	1,043,361
Centerra Gold, Inc. (c)	45,900	240,774
Eldorado Gold Corp. (c)	7,980	36,844

Metals & Mining—(Continued)
Ferrexpo plc	23,500	76,024
Goldcorp, Inc.	19,000	217,391
Perseus Mining, Ltd. (c)	275,211	89,033
Rio Tinto plc	17,894	1,041,095
Rio Tinto, Ltd.	8,832	616,057
Teck Resources, Ltd. - Class B	13,817	319,693

		4,859,440

Multiline Retail—0.0%
Lifestyle International Holdings, Ltd.	136,500	236,653
Next plc	7,566	550,981

		787,634

Oil, Gas & Consumable Fuels—1.1%
Antero Resources Corp. (c)	6,800	60,044
Beach Energy, Ltd.	100,606	147,622
Bonavista Energy Corp. (b)	63,100	52,412
Cabot Oil & Gas Corp.	15,300	399,330
Callon Petroleum Co. (b) (c)	10,200	77,010
Chevron Corp.	15,781	1,943,904
China Petroleum & Chemical Corp. - Class H	160,000	126,182
DNO ASA	151,919	337,657
Equinor ASA	72,555	1,590,088
Exxon Mobil Corp.	23,000	1,858,400
Galp Energia SGPS S.A.	73,878	1,182,812
Gaztransport Et Technigaz S.A.	4,943	450,220
Gulfport Energy Corp. (b) (c)	11,800	94,636
HollyFrontier Corp.	2,000	98,540
Husky Energy, Inc.	13,900	137,819
International Seaways, Inc. (c)	9,700	166,258
Japan Petroleum Exploration Co., Ltd.	8,600	185,210
JXTG Holdings, Inc.	14,900	67,835
Lukoil PJSC (ADR)	3,155	282,089
Marathon Petroleum Corp.	13,500	807,975
Novatek PJSC (GDR)	1,688	289,323
OMV AG	10,755	583,349
Parex Resources, Inc. (c)	9,700	151,849
PTT PCL (NVDR)	124,700	188,612
Repsol S.A.	48,579	831,389
Royal Dutch Shell plc - A Shares	96,674	3,036,031
Royal Dutch Shell plc - B Shares	45,767	1,446,672
Surge Energy, Inc. (b)	44,300	43,758
Tatneft PJSC (ADR)	2,296	158,401
Tethys Oil AB	14,217	115,723
Total Gabon	33	4,979
Total S.A.	37,024	2,056,044
Tullow Oil plc (c)	55,852	174,912
Whiting Petroleum Corp. (c)	5,649	147,665

		19,294,750

Paper & Forest Products—0.1%
Canfor Pulp Products, Inc.	5,500	61,282
Louisiana-Pacific Corp.	15,600	380,328
Norbord, Inc.	11,900	327,877
UPM-Kymmene Oyj	18,995	554,712

BHFTI-310

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Paper & Forest Products—(Continued)
West Fraser Timber Co., Ltd.	5,500	$267,520

		1,591,719

Personal Products—0.2%
Estee Lauder Cos., Inc. (The) - Class A	600	99,330
Hengan International Group Co., Ltd.	58,500	512,701
Kao Corp.	1,800	142,105
L’Oreal S.A.	506	136,184
Medifast, Inc.	191	24,362
Oriflame Holding AG	4,357	83,724
Unilever NV	33,077	1,922,532
Unilever plc	25,958	1,488,792
USANA Health Sciences, Inc. (c)	308	25,832

		4,435,562

Pharmaceuticals—1.9%
Astellas Pharma, Inc.	116,800	1,752,389
Bayer AG	2,519	162,799
Bristol-Myers Squibb Co. (b)	53,100	2,533,401
Chugai Pharmaceutical Co., Ltd.	3,900	268,589
Eli Lilly & Co.	12,300	1,596,048
GlaxoSmithKline plc	132,048	2,739,487
Innoviva, Inc. (c)	6,200	86,986
Johnson & Johnson	38,600	5,395,894
Merck & Co., Inc.	35,600	2,960,852
Mylan NV (c)	14,500	410,930
Novartis AG	41,161	3,961,488
Novo Nordisk A/S - Class B	32,514	1,702,262
Pfizer, Inc.	91,300	3,877,511
Pharmally International Holding Co., Ltd.	25,000	193,683
Recordati S.p.A.	18,856	734,996
Roche Holding AG	14,063	3,876,600
Sanofi	7,934	701,596
SIGA Technologies, Inc. (c)	13,100	78,731

		33,034,242

Professional Services—0.3%
Bureau Veritas S.A.	19,749	464,094
Intertek Group plc	8,570	542,784
Intertrust NV	6,029	113,699
IPH, Ltd.	19,418	97,196
McMillan Shakespeare, Ltd.	9,287	79,312
RELX plc	62,581	1,340,276
RWS Holdings plc	13,654	85,802
SGS S.A.	393	978,949
Verisk Analytics, Inc. (b)	4,500	598,500
Wolters Kluwer NV	8,994	612,955

		4,913,567

Real Estate Management & Development—0.2%
CK Asset Holdings, Ltd.	130,000	1,155,781
Daiwa House Industry Co., Ltd.	8,900	283,145
Hang Lung Group, Ltd.	62,000	199,019
Hang Lung Properties, Ltd.	64,000	156,195
Kerry Properties, Ltd.	80,500	359,412

Real Estate Management & Development—(Continued)
Nomura Real Estate Holdings, Inc.	4,700	90,408
Sun Hung Kai Properties, Ltd.	48,500	832,143
UOL Group, Ltd.	42,300	217,748
Wharf Real Estate Investment Co., Ltd.	52,000	387,146
Wheelock & Co., Ltd.	44,000	322,886

		4,003,883

Road & Rail—0.3%
Canadian National Railway Co.	11,400	1,020,528
Central Japan Railway Co.	9,700	2,254,154
CSX Corp.	2,900	216,978
Landstar System, Inc. (b)	8,900	973,571
Norfolk Southern Corp.	6,100	1,140,029
Seino Holdings Co., Ltd.	8,200	109,434

		5,714,694

Semiconductors & Semiconductor Equipment—0.7%
Analog Devices, Inc.	7,800	821,106
Applied Materials, Inc.	15,200	602,832
Dialog Semiconductor plc (c)	6,847	208,880
Intel Corp.	82,000	4,403,400
KLA-Tencor Corp.	4,500	537,345
Lam Research Corp.	3,100	554,931
Maxim Integrated Products, Inc.	15,300	813,501
Micron Technology, Inc. (c)	17,900	739,807
MKS Instruments, Inc.	2,500	232,625
ON Semiconductor Corp. (c)	13,100	269,467
QUALCOMM, Inc.	10,500	598,815
Siltronic AG	2,161	190,701
SK Hynix, Inc.	3,507	229,158
SUMCO Corp.	12,000	134,426
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	12,000	491,520
Texas Instruments, Inc.	7,200	763,704
Ulvac, Inc.	5,000	145,282
Xilinx, Inc.	4,300	545,197

		12,282,697

Software—1.1%
Adobe, Inc. (c)	5,600	1,492,344
ANSYS, Inc. (c)	2,900	529,859
CDK Global, Inc.	7,000	411,740
Check Point Software Technologies, Ltd. (c)	6,000	758,940
Citrix Systems, Inc.	8,000	797,280
Dassault Systemes SE	3,981	593,612
Fair Isaac Corp. (c)	600	162,978
Intuit, Inc.	3,100	810,371
Microsoft Corp.	79,700	9,399,818
Oracle Corp.	34,500	1,852,995
Oracle Corp. Japan	5,400	363,216
Sage Group plc (The)	98,876	903,800
SAP SE	14,017	1,619,584
Trend Micro, Inc.	3,100	151,289
VMware, Inc. - Class A	1,600	288,816

		20,136,642

BHFTI-311

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—0.4%
ABC-Mart, Inc.	12,700	$756,774
AutoZone, Inc. (c)	300	307,236
Buckle, Inc. (The) (b)	15,305	286,510
Cato Corp. (The) - Class A	4,816	72,144
Home Depot, Inc. (The)	11,000	2,110,790
Lowe’s Cos., Inc.	10,500	1,149,435
Ross Stores, Inc.	6,500	605,150
Sally Beauty Holdings, Inc. (b) (c)	19,676	362,235
Tiffany & Co. (b)	4,900	517,195
TJX Cos., Inc. (The)	7,400	393,754
Truworths International, Ltd.	25,029	120,472
USS Co., Ltd.	21,700	403,768

		7,085,463

Technology Hardware, Storage & Peripherals—0.6%
Apple, Inc.	43,700	8,300,815
Brother Industries, Ltd.	8,300	153,994
Catcher Technology Co., Ltd.	32,000	247,618
NetApp, Inc.	7,800	540,852
Samsung Electronics Co., Ltd.	11,859	466,350
Seagate Technology plc	9,600	459,744
Western Digital Corp.	10,600	509,436

		10,678,809

Textiles, Apparel & Luxury Goods—0.3%
Burberry Group plc	18,523	473,088
Capri Holdings, Ltd. (c)	5,500	251,625
Hermes International	417	275,584
LVMH Moet Hennessy Louis Vuitton SE	3,971	1,464,426
Moncler S.p.A.	7,246	292,881
NIKE, Inc. - Class B	17,300	1,456,833
Pandora A/S	6,666	312,401
VF Corp.	7,100	617,061

		5,143,899

Thrifts & Mortgage Finance—0.0%
Genworth MI Canada, Inc. (b)	15,707	475,906

Tobacco—0.3%
Altria Group, Inc.	26,000	1,493,180
Imperial Brands plc	29,420	1,008,070
Philip Morris International, Inc.	21,200	1,873,868
Swedish Match AB	6,137	312,529

		4,687,647

Trading Companies & Distributors—0.2%
Diploma plc	4,250	80,867
Fastenal Co. (b)	12,300	791,013
ITOCHU Corp.	37,300	676,886
Kanamoto Co., Ltd.	2,400	59,578
MSC Industrial Direct Co., Inc. - Class A	14,500	1,199,295
Nishio Rent All Co., Ltd.	3,900	112,699
Sumitomo Corp.	36,400	504,914

Trading Companies & Distributors—(Continued)
Wakita & Co., Ltd.	17,200	172,155
Watsco, Inc. (b)	1,300	186,173

		3,783,580

Transportation Infrastructure—0.1%
ASTM S.p.A.	16,788	456,880
Grupo Aeroportuario del Pacifico S.A.B. de C.V. (ADR)	4,300	382,571
Westshore Terminals Investment Corp.	12,900	193,256

		1,032,707

Water Utilities—0.0%
Guangdong Investment, Ltd.	52,000	100,490

Wireless Telecommunication Services—0.2%
KDDI Corp.	64,300	1,386,990
Mobile TeleSystems PJSC (ADR)	28,700	216,972
NTT DoCoMo, Inc.	76,100	1,687,681
Vodacom Group, Ltd.	53,030	410,431

		3,702,074

Total Common Stocks (Cost $397,440,471)		392,523,239

Mutual Funds—17.0%

Investment Company Securities—17.0%
iShares Core S&P 500 ETF (b)	895,558	254,839,984
iShares MSCI EAFE ETF (b)	338,925	21,982,676
SPDR Bloomberg Barclays High Yield Bond ETF (b)	734,014	26,402,484

Total Mutual Funds (Cost $290,289,922)		303,225,144

Mortgage-Backed Securities—0.9%

Collateralized Mortgage Obligations—0.9%
Flagstar Mortgage Trust 3.500%, 10/25/47 (144A) (a)	2,803,239	2,805,100
JPMorgan Mortgage Trust
3.000%, 05/25/47 (144A) (a)	3,632,581	3,590,875
3.500%, 08/25/47 (144A) (a)	4,544,660	4,547,678
3.500%, 11/25/48 (144A) (a)	5,113,526	5,116,921

Total Mortgage-Backed Securities (Cost $16,271,760)		16,060,574

Asset-Backed Securities—0.3%

Asset-Backed - Other—0.3%
Towd Point Mortgage Trust
2.750%, 10/25/56 (144A) (a)	994,506	983,553
2.750%, 10/25/57 (144A) (a)	4,233,930	4,157,150

Total Asset-Backed Securities (Cost $5,246,249)		5,140,703

BHFTI-312

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—0.2%

Security Description	Shares/ Principal Amount*	Value

U.S. Treasury—0.2%
U.S. Treasury Notes 2.625%, 02/15/29 (Cost $2,574,984)	2,600,000	$2,650,578

Preferred Stocks—0.0%

Auto Components—0.0%
Schaeffler AG	38,134	309,905

Automobiles—0.0%
Porsche Automobil Holding SE	5,460	342,649

Total Preferred Stocks (Cost $954,981)		652,554

Short-Term Investments—26.9%

Repurchase Agreement—4.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $73,717,674; collateralized by U.S. Treasury Notes with rates ranging from 0.125% - 2.500%, maturing 01/15/22, and an aggregate market value of of $75,186,309.	73,710,303	73,710,303

U.S. Treasury—22.8%
U.S. Treasury Bills
1.765%, 04/04/19 (b) (d)	59,270,000	59,258,334
2.342%, 05/09/19 (b) (d)	59,420,000	59,271,586
2.373%, 05/23/19 (d)	59,480,000	59,278,099
2.416%, 06/20/19 (d)	59,600,000	59,286,879
2.423%, 06/27/19 (d)	84,621,000	84,140,253
2.436%, 07/11/19 (d)	84,703,000	84,139,499

		405,374,650

Total Short-Term Investments (Cost $479,058,050)		479,084,953

Securities Lending Reinvestments (e)—6.1%

Certificates of Deposit—1.6%
Banco Del Estado De Chile New York 2.838%, 1M LIBOR + 0.350%, 05/20/19 (a)	1,000,000	1,000,355
BNP Paribas S.A. New York
2.784%, 3M LIBOR + 0.050%, 11/06/19 (a)	2,000,000	2,000,000
2.790%, 1M LIBOR + 0.300%, 06/04/19 (a)	1,000,000	1,000,370
Commonwealth Bank of Australia
2.709%, 1M LIBOR + 0.210%, 09/13/19 (a)	2,000,000	2,000,000
2.901%, 3M LIBOR + 0.140%, 04/23/19 (a)	500,000	500,123
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 05/08/19	993,073	997,210
Zero Coupon, 06/21/19	1,986,648	1,988,244

Certificates of Deposit—(Continued)
Mizuho Bank, Ltd., New York
2.652%, 1M LIBOR + 0.160%, 09/12/19 (a)	1,000,000	1,000,000
2.863%, 3M LIBOR + 0.080%, 07/09/19 (a)	1,000,000	999,912
Natixis New York 2.788%, 3M LIBOR + 0.090%, 05/10/19 (a)	2,000,000	2,000,428
Royal Bank of Canada New York 2.692%, 1M LIBOR + 0.210%, 09/17/19 (a)	3,000,000	3,001,686
Societe Generale 2.863%, 3M LIBOR + 0.080%, 07/09/19 (a)	1,000,000	1,000,081
Svenska Handelsbanken AB 2.851%, 3M LIBOR + 0.100%, 04/30/19 (a)	1,000,000	1,000,270
Toronto-Dominion Bank 2.692%, 1M LIBOR + 0.210%, 09/17/19 (a)	5,000,000	5,002,570
Wells Fargo Bank N.A.
2.939%, 3M LIBOR + 0.140%, 07/11/19 (a)	2,000,000	1,999,843
2.975%, 3M LIBOR + 0.210%, 10/25/19 (a)	3,000,000	3,000,000

		28,491,092

Commercial Paper—0.6%
Fairway Finance Corp. 2.600%, 05/07/19	1,986,711	1,994,446
First Abu Dhabi Bank 2.750%, 04/16/19	993,125	998,743
HSBC Bank plc 2.819%, 1M LIBOR + 0.320%, 07/30/19 (a)	3,000,000	3,000,000
ING Funding LLC 2.807%, 3M LIBOR + 0.110%, 05/10/19 (a)	1,000,000	1,000,247
Matchpoint Finance plc 2.890%, 05/08/19	1,970,939	1,994,118
Westpac Banking Corp. 2.766%, 1M LIBOR + 0.280%, 05/24/19 (a)	2,000,000	2,000,854

		10,988,408

Repurchase Agreements—2.6%
Barclays Capital, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $6,319,214; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 01/15/22 - 11/15/46, and an aggregate market value of $6,444,231.	6,317,872	6,317,872
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $1,007,859; collateralized by various Common Stock with an aggregate market value of $1,100,276.	1,000,000	1,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $2,055,581; collateralized by various Common Stock with an aggregate market value of $2,255,000.	2,050,000	2,050,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $501,361; collateralized by various Common Stock with an aggregate market value of $550,000.	500,000	500,000

BHFTI-313

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $1,500,305; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $1,530,001.	1,500,000	$1,500,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $1,400,292; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $1,428,000.	1,400,000	1,400,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $2,000,458; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $1,108,473; collateralized by various Common Stock with an aggregate market value of $1,210,000.	1,100,000	1,100,000
NBC Global Finance, Ltd. Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $2,015,848; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $2,142,712.	2,000,000	2,000,000
Repurchase Agreement dated 03/29/19 at 2.600%, due on 04/05/19 with a maturity value of $15,007,583; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 7.125%, maturity dates ranging from 10/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $16,244,460.	15,000,000	15,000,000
Societe Generale Repurchase Agreement dated 06/15/18 at 2.510%, due on 04/01/19 with a maturity value of $2,040,439; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $2,224,403.	2,000,000	2,000,000
Repurchase Agreement dated 03/16/18 at 2.510%, due on 04/01/19 with a maturity value of $6,570,011; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $7,118,091.	6,400,000	6,400,000
Repurchase Agreement dated 03/21/18 at 2.510%, due on 04/01/19 with a maturity value of $5,131,078; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $5,561,008.	5,000,000	5,000,000

		46,267,872

Time Deposits—1.3%
Australia & New Zealand Banking Group, Ltd. 2.450%, 04/01/19	4,000,000	4,000,000
Canadian Imperial Bank of Commerce 2.400%, 04/01/19	4,000,000	4,000,000
Den Norske Bank 2.360%, 04/01/19	3,000,000	3,000,000
DZ Bank AG New York 2.430%, 04/01/19	2,000,000	2,000,000
Nordea Bank New York 2.350%, 04/01/19	2,000,000	2,000,000
Royal Bank of Canada 2.450%, 04/01/19	2,000,000	2,000,000
Skandi New York 2.380%, 04/01/19	4,000,000	4,000,000
Svenska, New York 2.360%, 04/01/19	2,000,000	2,000,000

		23,000,000

Total Securities Lending Reinvestments (Cost $108,741,073)		108,747,372

Total Investments—103.8% (Cost $1,838,119,699)		1,848,661,861
Other assets and liabilities (net)—(3.8)%		(67,188,595)

Net Assets—100.0%		$1,781,473,266

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $158,853,994 and the collateral received consisted of cash in the amount of $108,698,368 and non-cash collateral with a value of $54,102,581. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Non-income producing security.
(d)	The rate shown represents current yield to maturity.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2019, the market value of 144A securities was $84,561,464, which is 4.7% of net assets.

BHFTI-314

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	21,065,000	UBSA	04/24/19	USD	15,034,533	$(70,759)
BRL	34,465,000	UBSA	04/02/19	USD	9,067,017	(264,483)
BRL	34,465,000	UBSA	04/02/19	USD	8,844,664	(42,130)
BRL	34,465,000	UBSA	05/03/19	USD	8,777,426	7,586
CAD	33,790,569	UBSA	04/24/19	USD	25,358,966	(58,374)
CHF	15,592,000	UBSA	04/24/19	USD	15,734,126	(42,773)
DKK	23,011,000	UBSA	04/24/19	USD	3,522,348	(57,951)
EUR	12,924,000	UBSA	04/24/19	USD	14,756,597	(232,075)
GBP	998,100	JPMC	04/03/19	USD	1,318,794	(18,752)
GBP	22,277,161	UBSA	04/24/19	USD	29,274,640	(227,505)
IDR	127,212,592,000	JPMC	04/24/19	USD	8,983,306	(74,739)
INR	619,897,000	UBSA	04/24/19	USD	8,998,360	(79,453)
JPY	5,311,643,344	UBSA	04/24/19	USD	48,168,821	(148,984)
RUB	595,505,000	MSIP	04/24/19	USD	9,302,949	(260,500)
SEK	47,653,000	JPMC	04/24/19	USD	5,215,696	(81,829)
TRY	46,690,000	UBSA	04/24/19	USD	8,401,535	(264,413)
ZAR	123,334,000	MSIP	04/24/19	USD	8,636,795	(111,539)

Contracts to Deliver
BRL	34,465,000	UBSA	04/02/19	USD	8,794,448	(8,086)
BRL	34,465,000	UBSA	04/02/19	USD	8,844,663	42,130
EUR	31,276,000	MSIP	04/24/19	USD	35,444,015	294,761
GBP	998,100	UBSA	04/03/19	USD	1,303,845	3,803
GBP	998,100	JPMC	05/15/19	USD	1,321,487	18,724
KRW	6,898,843,000	UBSA	04/24/19	USD	6,120,282	38,619

Cross Currency Contracts to Buy
AUD	24,955,500	UBSA	04/24/19	CAD	23,619,358	42,510
AUD	24,955,500	UBSA	04/24/19	CAD	23,619,457	42,435
AUD	49,434,000	UBSA	04/24/19	CAD	46,972,780	(54,705)
EUR	20,089,000	JPMC	04/24/19	GBP	17,464,083	(194,531)
GBP	17,971,000	MSIP	04/24/19	EUR	20,679,419	191,962

Net Unrealized Depreciation						$(1,611,051)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro STOXX 50 Index Futures	06/21/19	1,969	EUR	64,425,680	$1,466,861
Euro-BTP Futures	06/06/19	370	EUR	47,903,900	1,293,527
FTSE 100 Index Futures	06/21/19	318	GBP	22,932,570	221,541
MSCI Emerging Markets Index Mini Futures	06/21/19	434	USD	22,945,580	60,808
Nikkei 225 Index Futures	06/13/19	522	JPY	11,071,620,000	(1,554,382)
S&P 500 Index E-Mini Futures	06/21/19	932	USD	132,241,480	815,465
S&P TSX 60 Index Futures	06/20/19	175	CAD	33,498,500	46,726
SPI 200 Index Futures	06/20/19	232	AUD	35,791,800	(41,702)
U.S. Treasury Long Bond Futures	06/19/19	317	USD	47,441,031	865,602
U.S. Treasury Note 10 Year Futures	06/19/19	401	USD	49,811,719	698,263
U.S. Treasury Note 2 Year Futures	06/28/19	59	USD	12,572,531	43,995
U.S. Treasury Note 5 Year Futures	06/28/19	173	USD	20,038,266	176,231
U.S. Treasury Ultra Long Bond Futures	06/19/19	3	USD	504,000	17,495

BHFTI-315

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10 Year Futures	06/19/19	(248)	USD	(30,806,250)	$(56,764)
U.S. Treasury Ultra Long Bond Futures	06/19/19	(173)	USD	(29,064,000)	(1,063,987)

Net Unrealized Appreciation					$2,989,679

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Received	Unrealized Appreciation
Pay	3M LIBOR	Quarterly	2.750%	Quarterly	01/23/29	USD	514,000,000	$16,052,734	$(26,919)	$16,079,653

Glossary of Abbreviations

Counterparties

(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(TRY)—	Turkish Lira
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(CMT)—	Constant Maturity Treasury Index
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(GDR)—	Global Depositary Receipt
(NVDR)—	Non-Voting Depository Receipts
(REIT)—	Real Estate Investment Trust

BHFTI-316

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$540,576,744	$—	$540,576,744
Common Stocks
Aerospace & Defense	1,581,293	—	—	1,581,293
Air Freight & Logistics	1,219,024	100,406	—	1,319,430
Auto Components	2,934,305	4,551,430	—	7,485,735
Automobiles	399,168	1,617,114	—	2,016,282
Banks	19,352,690	10,837,262	—	30,189,952
Beverages	5,101,479	717,338	—	5,818,817
Biotechnology	8,812,401	—	—	8,812,401
Building Products	935,077	2,043,133	—	2,978,210
Capital Markets	9,889,009	5,435,742	—	15,324,751
Chemicals	1,991,642	5,697,223	—	7,688,865
Commercial Services & Supplies	1,183,905	604,276	—	1,788,181
Communications Equipment	4,369,838	—	—	4,369,838
Construction & Engineering	—	582,202	—	582,202
Consumer Finance	2,719,149	—	—	2,719,149
Containers & Packaging	1,946,414	—	—	1,946,414
Diversified Consumer Services	701,442	—	—	701,442
Diversified Financial Services	1,024,539	343,804	—	1,368,343
Diversified Telecommunication Services	4,708,332	3,900,381	—	8,608,713
Electric Utilities	132,182	3,528,371	—	3,660,553
Electrical Equipment	5,414,971	2,129,680	—	7,544,651
Electronic Equipment, Instruments & Components	2,788,836	1,235,029	—	4,023,865
Energy Equipment & Services	1,253,987	424,364	—	1,678,351
Entertainment	2,455,024	—	—	2,455,024
Equity Real Estate Investment Trusts	1,062,414	—	—	1,062,414
Food & Staples Retailing	525,225	—	—	525,225
Food Products	2,065,565	4,199,504	—	6,265,069
Gas Utilities	—	83,375	—	83,375
Health Care Equipment & Supplies	4,898,632	1,980,416	—	6,879,048
Health Care Providers & Services	7,388,674	—	—	7,388,674
Health Care Technology	823,824	137,249	—	961,073
Hotels, Restaurants & Leisure	3,207,938	909,929	—	4,117,867
Household Durables	1,866,740	1,478,498	—	3,345,238
Household Products	6,972,538	364,590	—	7,337,128
Independent Power and Renewable Electricity Producers	186,430	80,156	—	266,586
Industrial Conglomerates	3,411,544	1,687,078	—	5,098,622
Insurance	8,521,317	4,884,952	—	13,406,269
Interactive Media & Services	10,527,085	850,892	—	11,377,977
Internet & Direct Marketing Retail	7,675,688	—	—	7,675,688
IT Services	19,313,204	1,348,718	—	20,661,922
Leisure Products	561,132	317,048	—	878,180

BHFTI-317

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Life Sciences Tools & Services	$1,129,836	$—	$—	$1,129,836
Machinery	11,551,366	4,804,064	—	16,355,430
Marine	—	353,059	—	353,059
Media	2,450,104	2,496,588	—	4,946,692
Metals & Mining	878,290	3,981,150	—	4,859,440
Multiline Retail	—	787,634	—	787,634
Oil, Gas & Consumable Fuels	6,769,413	12,525,337	—	19,294,750
Paper & Forest Products	1,037,007	554,712	—	1,591,719
Personal Products	149,524	4,286,038	—	4,435,562
Pharmaceuticals	16,940,353	16,093,889	—	33,034,242
Professional Services	598,500	4,315,067	—	4,913,567
Real Estate Management & Development	—	4,003,883	—	4,003,883
Road & Rail	3,351,106	2,363,588	—	5,714,694
Semiconductors & Semiconductor Equipment	11,374,250	908,447	—	12,282,697
Software	16,505,141	3,631,501	—	20,136,642
Specialty Retail	5,804,449	1,281,014	—	7,085,463
Technology Hardware, Storage & Peripherals	9,810,847	867,962	—	10,678,809
Textiles, Apparel & Luxury Goods	2,325,519	2,818,380	—	5,143,899
Thrifts & Mortgage Finance	475,906	—	—	475,906
Tobacco	3,367,048	1,320,599	—	4,687,647
Trading Companies & Distributors	2,176,481	1,607,099	—	3,783,580
Transportation Infrastructure	575,827	456,880	—	1,032,707
Water Utilities	—	100,490	—	100,490
Wireless Telecommunication Services	216,972	3,485,102	—	3,702,074
Total Common Stocks	257,410,596	135,112,643	—	392,523,239
Total Mutual Funds*	303,225,144	—	—	303,225,144
Total Mortgage-Backed Securities*	—	16,060,574	—	16,060,574
Total Asset-Backed Securities*	—	5,140,703	—	5,140,703
Total U.S. Treasury & Government Agencies*	—	2,650,578	—	2,650,578
Total Preferred Stocks*	—	652,554	—	652,554
Total Short-Term Investments*	—	479,084,953	—	479,084,953
Total Securities Lending Reinvestments*	—	108,747,372	—	108,747,372
Total Investments	$560,635,740	$1,288,026,121	$—	$1,848,661,861

Collateral for Securities Loaned (Liability)	$—	$(108,698,368)	$—	$(108,698,368)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$682,530	$—	$682,530
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,293,581)	—	(2,293,581)
Total Forward Contracts	$—	$(1,611,051)	$—	$(1,611,051)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$5,706,514	$—	$—	$5,706,514
Futures Contracts (Unrealized Depreciation)	(2,716,835)	—	—	(2,716,835)
Total Futures Contracts	$2,989,679	$—	$—	$2,989,679
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$16,079,653	$—	$16,079,653

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-318

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Mutual Funds—95.7% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—95.7%
Communication Services Select Sector SPDR Fund (a) (b)	981,157	$45,888,713
Health Care Select Sector SPDR Fund (a) (b)	502,059	46,063,913
Industrial Select Sector SPDR Fund (a) (b)	604,806	45,378,594
iShares Core MSCI Emerging Markets ETF	3,105,397	160,580,079
iShares Core S&P Mid-Cap ETF (a)	241,876	45,811,314
iShares Core S&P Small-Cap ETF	290,835	22,437,920
iShares MSCI Canada ETF (a)	716,954	19,816,609
iShares MSCI EAFE ETF (a)	3,772,187	244,664,049
iShares TIPS Bond ETF	1,019,868	115,316,475
SPDR Bloomberg Barclays High Yield Bond ETF (a) (b)	7,664,473	275,691,094
SPDR Dow Jones International Real Estate ETF (b)	1,175,278	46,164,920
SPDR S&P 500 ETF Trust (a) (b)	2,117,078	598,032,193
SPDR S&P International Small Cap ETF (b)	1,514,595	45,922,520
Vanguard FTSE Pacific ETF	529,410	34,866,943
Vanguard REIT ETF (a)	802,139	69,713,901
Vanguard Total Bond Market ETF (a)	4,533,485	368,028,312

Total Mutual Funds (Cost $2,035,027,507)		2,184,377,549

Short-Term Investment—4.2%

Mutual Fund—4.2%
AIM STIT-STIC Prime Portfolio	96,526,251	96,526,251

Total Short-Term Investments (Cost $96,526,251)		96,526,251

Securities Lending Reinvestments (c)—25.1%

Bank Note—0.2%
Bank of America N.A. 2.714%, 1M LIBOR + 0.230%, 07/15/19 (d)	4,000,000	4,000,000

Certificates of Deposit—14.2%
Banco Del Estado De Chile New York 2.838%, 1M LIBOR + 0.350%, 05/20/19 (d)	12,000,000	12,004,260
Banco Santander S.A. 2.790%, 04/16/19	7,000,000	7,001,197
Bank of Montreal (Chicago) 2.813%, 1M LIBOR + 0.330%, 08/06/19 (d)	12,000,000	12,011,592
Barclays Bank plc 2.950%, 08/02/19	19,000,000	19,005,130
BNP Paribas S.A. New York
2.784%, 3M LIBOR + 0.050%, 11/06/19 (d)	7,000,000	7,000,000
2.790%, 1M LIBOR + 0.300%, 06/04/19 (d)	6,000,000	6,002,220
Canadian Imperial Bank of Commerce
2.734%, 1M LIBOR + 0.250%, 10/15/19 (d)	12,000,000	12,009,840
2.752%, 1M LIBOR + 0.270%, 07/19/19 (d)	2,000,000	2,001,222
Chiba Bank, Ltd. 2.620%, 06/04/19	5,000,000	5,000,005
Credit Agricole S.A.
2.698%, 1M LIBOR + 0.210%, 12/20/19 (d)	5,000,000	5,000,260
2.807%, 1M LIBOR + 0.320%, 05/21/19 (d)	10,000,000	10,002,580

Certificates of Deposit—(Continued)
Credit Industriel et Commercial Zero Coupon, 08/01/19	4,927,079	4,955,050
Credit Suisse AG
2.620%, 04/01/19	10,000,000	10,000,140
2.860%, SOFR + 0.430%, 05/02/19 (d)	5,000,000	5,000,000
HSBC Bank USA, N.A. 2.738%, 3M LIBOR + 0.000%, 08/05/19 (d)	6,000,000	5,999,461
KBC Bank NV Zero Coupon, 04/23/19	9,931,465	9,985,800
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 04/16/19	6,951,686	6,991,460
Zero Coupon, 05/08/19	1,986,642	1,994,420
Zero Coupon, 06/13/19	4,966,871	4,973,713
2.643%, 1M LIBOR + 0.150%, 09/11/19 (d)	5,000,000	4,999,990
Mizuho Bank, Ltd., New York
2.652%, 1M LIBOR + 0.160%, 09/12/19 (d)	5,000,000	5,000,000
2.789%, 1M LIBOR + 0.300%, 05/01/19 (d)	11,000,000	11,002,167
2.863%, 3M LIBOR + 0.080%, 07/09/19 (d)	5,000,000	4,999,559
MUFG Bank Ltd. 2.800%, 07/16/19	7,000,000	7,004,326
Nationwide Building Society Zero Coupon, 06/24/19	5,944,552	5,962,133
Natixis New York
2.910%, SOFR + 0.480%, 06/12/19 (d)	5,000,000	5,000,000
2.937%, 3M LIBOR + 0.150%, 10/15/19 (d)	5,000,000	5,003,165
Nordea Bank New York
2.750%, 06/17/19	2,000,000	2,000,756
2.995%, 3M LIBOR + 0.200%, 04/05/19 (d)	10,000,000	10,004,335
Royal Bank of Canada New York 2.692%, 1M LIBOR + 0.210%, 09/17/19 (d)	11,000,000	11,006,182
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (d)	12,000,000	12,000,792
Societe Generale
2.863%, 3M LIBOR + 0.080%, 07/09/19 (d)	5,000,000	5,000,405
2.899%, 3M LIBOR + 0.160%, 05/07/19 (d)	4,000,000	4,001,008
Standard Chartered plc
2.660%, 08/23/19	6,000,000	6,001,068
2.812%, 1M LIBOR + 0.330%, 05/17/19 (d)	1,500,000	1,500,275
3.009%, 3M LIBOR + 0.230%, 04/24/19 (d)	3,500,000	3,500,434
Sumitomo Mitsui Banking Corp. 2.683%, 1M LIBOR + 0.190%, 04/11/19 (d)	8,000,000	8,000,304
Sumitomo Mitsui Banking Corp., New York
2.651%, 1M LIBOR + 0.170%, 08/07/19 (d)	8,000,142	8,001,408
2.692%, 1M LIBOR + 0.210%, 05/17/19 (d)	3,000,000	3,000,468
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 08/06/19	2,959,013	2,971,980
Zero Coupon, 08/08/19	4,931,811	4,951,401
2.904%, 3M LIBOR + 0.100%, 07/08/19 (d)	5,000,000	4,999,990
Svenska Handelsbanken AB 2.873%, 1M LIBOR + 0.380%, 12/10/19 (d)	7,000,000	7,012,306
Toronto-Dominion Bank 2.692%, 1M LIBOR + 0.210%, 09/17/19 (d)	5,000,000	5,002,570
U.S. Bank N.A. 2.746%, 1M LIBOR + 0.260%, 07/23/19 (d)	5,000,000	5,002,050

BHFTI-319

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Wells Fargo Bank N.A.
2.939%, 3M LIBOR + 0.140%, 07/11/19 (d)	4,000,000	$3,999,686
2.975%, 3M LIBOR + 0.210%, 10/25/19 (d)	20,000,000	20,000,000

		323,867,108

Commercial Paper—4.4%
Alpine Securities Ltd.
2.669%, 1M LIBOR + 0.180%, 04/03/19 (d)	5,000,000	5,000,065
Bank of China, Ltd. 2.890%, 04/17/19	4,963,875	4,992,895
Fairway Finance Corp. 2.600%, 05/07/19	3,973,422	3,988,892
First Abu Dhabi Bank 2.750%, 04/16/19	3,972,500	3,994,972
HSBC Bank plc 2.819%, 1M LIBOR + 0.320%, 07/30/19 (d)	22,000,000	22,000,000
Industrial & Commercial Bank of China, Corp. 2.880%, 04/18/19	7,942,400	7,988,168
ING Funding LLC 2.778%, 3M LIBOR + 0.040%, 11/04/19 (d)	10,000,000	10,001,390
Kells Funding LLC 2.610%, 04/10/19	4,934,750	4,995,775
Matchpoint Finance plc 2.890%, 05/08/19	3,941,879	3,988,236
Royal Bank of Canada 2.957%, 3M LIBOR + 0.160%, 01/14/20 (d)	7,000,000	7,007,315
Sheffield Receivables Co. 2.900%, SOFR + 0.470%, 05/30/19 (d)	3,000,000	3,000,000
Toronto-Dominion Bank 2.832%, 1M LIBOR + 0.350%, 11/05/19 (d)	7,000,000	7,009,772
Toyota Motor Credit Corp. 2.620%, 08/29/19	9,871,183	9,891,150
Westpac Banking Corp. 2.766%, 1M LIBOR + 0.280%, 05/24/19 (d)	7,000,000	7,002,989

		100,861,619

Master Demand Notes—0.5%
Natixis Financial Products LLC
2.630%, OBFR + 0.230%, 04/01/19 (d)	5,000,000	5,000,000
2.750%, OBFR + 0.350%, 05/03/19 (d)	5,000,000	5,000,000

		10,000,000

Repurchase Agreements—4.4%
Barclays Capital, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $7,147,892; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 01/15/22 - 11/15/46, and an aggregate market value of $7,289,302.	7,146,373	7,146,373
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $22,676,838; collateralized by various Common Stock with an aggregate market value of $24,756,209.	22,500,000	22,500,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $5,013,611; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	5,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/19 at 2.520%, due on 04/01/19 with a maturity value of $7,306,730; collateralized by U.S. Treasury Obligations with rates ranging from 2.500% - 6.500%, maturity dates ranging from 11/15/19 - 06/15/58, and an aggregate market value of $7,451,299.	7,305,195	7,305,195
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $7,880,427; collateralized by various Common Stock with an aggregate market value of $8,250,005.	7,500,000	7,500,000
Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $17,130,947; collateralized by various Common Stock with an aggregate market value of $18,700,000.	17,000,000	17,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/29/19 at 2.600%, due on 04/05/19 with a maturity value of $10,005,056; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 7.125%, maturity dates ranging from 10/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $10,829,640.	10,000,000	10,000,000
Repurchase Agreement dated 03/29/19 at 2.600%, due on 04/05/19 with a maturity value of $22,761,501; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 7.125%, maturity dates ranging from 10/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $24,637,430.	22,750,000	22,750,000

		99,201,568

Time Deposits—1.4%
Australia & New Zealand Banking Group, Ltd. 2.450%, 04/01/19	2,000,000	2,000,000
Canadian Imperial Bank of Commerce 2.400%, 04/01/19	2,000,000	2,000,000
DNB Bank ASA
2.350%, 04/01/19	5,000,000	5,000,000
Den Norske Bank 2.360%, 04/01/19	1,500,000	1,500,000
DZ Bank AG New York 2.430%, 04/01/19	3,000,000	3,000,000
Natixis New York 2.400%, 04/01/19	5,000,000	5,000,000
Nordea Bank New York 2.350%, 04/01/19	5,000,000	5,000,000
Royal Bank of Canada 2.450%, 04/01/19	2,000,000	2,000,000
Skandi New York 2.380%, 04/01/19	2,000,000	2,000,000

BHFTI-320

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
Svenska, New York 2.360%, 04/01/19	5,000,000	$5,000,000

		32,500,000

Total Securities Lending Reinvestments (Cost $570,325,437)		570,430,295

Total Investments—125.0% (Cost $2,701,879,195)		2,851,334,095
Other assets and liabilities (net)—(25.0)%		(569,672,683)

Net Assets—100.0%		$2,281,661,412

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $559,680,412 and the collateral received consisted of cash in the amount of $569,900,838. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Affiliated Issuer.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ETF)—	Exchange-Traded Fund
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,184,377,549	$—	$—	$2,184,377,549
Total Short-Term Investment*	96,526,251	—	—	96,526,251
Total Securities Lending Reinvestments*	—	570,430,295	—	570,430,295
Total Investments	$2,280,903,800	$570,430,295	$—	$2,851,334,095

Collateral for Securities Loaned (Liability)	$—	$(569,900,838)	$—	$(569,900,838)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-321

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Mutual Funds—95.7% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—95.7%
Communication Services Select Sector SPDR Fund (a) (b)	367,338	$17,180,398
Health Care Select Sector SPDR Fund (a) (b)	186,463	17,107,980
Industrial Select Sector SPDR Fund (a) (b)	226,435	16,989,418
iShares Core MSCI Emerging Markets ETF	1,493,095	77,207,943
iShares Core S&P Mid-Cap ETF	224,741	42,565,945
iShares Core S&P Small-Cap ETF (a)	325,687	25,126,752
iShares MSCI Canada ETF (a)	580,236	16,037,723
iShares MSCI EAFE ETF (a)	2,204,881	143,008,582
iShares TIPS Bond ETF	227,359	25,707,482
SPDR Bloomberg Barclays High Yield Bond ETF (a) (b)	1,671,568	60,126,301
SPDR Dow Jones International Real Estate ETF (a) (b)	444,871	17,474,533
SPDR S&P 500 ETF Trust (a) (b)	943,859	266,621,290
SPDR S&P International Small Cap ETF (b)	855,317	25,933,211
Vanguard FTSE Pacific ETF	196,705	12,954,991
Vanguard REIT ETF	297,938	25,893,792
Vanguard Total Bond Market ETF (a)	314,575	25,537,199

Total Mutual Funds (Cost $728,375,337)		815,473,540

Short-Term Investment—4.2%

Mutual Fund—4.2%
AIM STIT-STIC Prime Portfolio	35,571,406	35,571,406

Total Short-Term Investments (Cost $35,571,406)		35,571,406

Securities Lending Reinvestments (c)—29.5%

Bank Note—0.3%
Bank of America N.A. 2.714%, 1M LIBOR + 0.230%, 07/15/19 (d)	2,500,000	2,500,000

Certificates of Deposit—10.4%
Banco Del Estado De Chile New York 2.838%, 1M LIBOR + 0.350%, 05/20/19 (d)	7,000,000	7,002,485
Banco Santander S.A. 2.790%, 04/16/19	2,000,000	2,000,342
Bank of Montreal (Chicago) 2.813%, 1M LIBOR + 0.330%, 08/06/19 (d)	6,000,000	6,005,796
Barclays Bank plc 2.950%, 08/02/19	2,000,000	2,000,540
BNP Paribas S.A. New York
2.784%, 3M LIBOR + 0.050%, 11/06/19 (d)	2,000,000	2,000,000
2.790%, 1M LIBOR + 0.300%, 06/04/19 (d)	6,000,000	6,002,220
Canadian Imperial Bank of Commerce 2.734%, 1M LIBOR + 0.250%, 10/15/19 (d)	2,000,000	2,001,640
Credit Agricole S.A.
2.698%, 1M LIBOR + 0.210%, 12/20/19 (d)	1,000,000	1,000,052
2.807%, 1M LIBOR + 0.320%, 05/21/19 (d)	6,000,000	6,001,548
Credit Suisse AG 2.620%, 04/01/19	4,000,000	4,000,056
KBC Bank NV Zero Coupon, 04/23/19	1,986,293	1,997,160

Certificates of Deposit—(Continued)
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 06/13/19	1,986,748	1,989,485
Mizuho Bank, Ltd., New York
2.652%, 1M LIBOR + 0.160%, 09/12/19 (d)	2,000,000	2,000,000
2.789%, 1M LIBOR + 0.300%, 05/01/19 (d)	5,000,000	5,000,985
2.863%, 3M LIBOR + 0.080%, 07/09/19 (d)	2,000,000	1,999,823
Nationwide Building Society Zero Coupon, 06/24/19	2,972,276	2,981,067
Natixis New York
2.788%, 3M LIBOR + 0.090%, 05/10/19 (d)	2,000,000	2,000,428
2.910%, SOFR + 0.480%, 06/12/19 (d)	3,000,000	3,000,000
2.937%, 3M LIBOR + 0.150%, 10/15/19 (d)	1,000,000	1,000,633
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (d)	2,000,000	2,000,132
Societe Generale 2.863%, 3M LIBOR + 0.080%, 07/09/19 (d)	2,000,000	2,000,162
Standard Chartered plc
2.660%, 08/23/19	1,000,000	1,000,178
3.009%, 3M LIBOR + 0.230%, 04/24/19 (d)	1,500,000	1,500,186
Sumitomo Mitsui Banking Corp., New York
2.651%, 1M LIBOR + 0.170%, 08/07/19 (d)	2,000,035	2,000,352
2.692%, 1M LIBOR + 0.210%, 05/17/19 (d)	4,000,000	4,000,624
Svenska Handelsbanken AB 2.873%, 1M LIBOR + 0.380%, 12/10/19 (d)	3,000,000	3,005,274
Toronto-Dominion Bank 2.692%, 1M LIBOR + 0.210%, 09/17/19 (d)	5,000,000	5,002,570
U.S. Bank N.A. 2.746%, 1M LIBOR + 0.260%, 07/23/19 (d)	2,000,000	2,000,820
Wells Fargo Bank N.A. 2.975%, 3M LIBOR + 0.210%, 10/25/19 (d)	6,000,000	6,000,000

		88,494,558

Commercial Paper—4.0%
Alpine Securities Ltd. 2.669%, 1M LIBOR + 0.180%, 04/03/19 (d)	4,000,000	4,000,052
Bank of China, Ltd. 2.890%, 04/17/19	1,985,550	1,997,158
HSBC Bank plc 2.819%, 1M LIBOR + 0.320%, 07/30/19 (d)	7,000,000	7,000,000
Industrial & Commercial Bank of China, Corp. 2.880%, 04/18/19	2,978,400	2,995,563
ING Funding LLC 2.778%, 3M LIBOR + 0.040%, 11/04/19 (d)	5,000,000	5,000,695
Kells Funding LLC 2.610%, 04/10/19	2,960,850	2,997,465
Matchpoint Finance plc 2.890%, 05/08/19	2,956,409	2,991,177
Royal Bank of Canada 2.957%, 3M LIBOR + 0.160%, 01/14/20 (d)	2,000,000	2,002,090
Sheffield Receivables Co. 2.900%, SOFR + 0.470%, 05/30/19 (d)	3,000,000	3,000,000
Toronto-Dominion Bank 2.832%, 1M LIBOR + 0.350%, 11/05/19 (d)	2,000,000	2,002,792

		33,986,992

BHFTI-322

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio
Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—8.1%
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $1,007,859; collateralized by various Common Stock with an aggregate market value of $1,100,276.	1,000,000	$1,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $1,604,356; collateralized by various Common Stock with an aggregate market value of $1,760,000.	1,600,000	1,600,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $1,002,722; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $2,500,508; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $2,550,001.	2,500,000	2,500,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $2,400,560; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $2,448,002.	2,400,000	2,400,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $2,400,500; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $2,448,000.	2,400,000	2,400,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $3,000,688; collateralized by various Common Stock with an aggregate market value of $3,300,001.	3,000,000	3,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/19 at 2.520%, due on 04/01/19 with a maturity value of $17,503,042; collateralized by U.S. Treasury Obligations with rates ranging from 2.500% - 6.500%, maturity dates ranging from 11/15/19 - 06/15/58, and an aggregate market value of $17,849,354.	17,499,367	17,499,367
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $10,507,236; collateralized by various Common Stock with an aggregate market value of $11,000,007.	10,000,000	10,000,000
Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $3,526,960; collateralized by various Common Stock with an aggregate market value of $3,850,000.	3,500,000	3,500,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $3,830,112; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $4,071,152.	3,800,000	3,800,000
Repurchase Agreement dated 03/29/19 at 2.600%, due on 04/05/19 with a maturity value of $7,003,539; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 7.125%, maturity dates ranging from 10/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $7,580,748.	7,000,000	7,000,000
Societe Generale
Repurchase Agreement dated 06/15/18 at 2.510%, due on 04/01/19 with a maturity value of $5,101,097; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $5,561,008.	5,000,000	5,000,000
Repurchase Agreement dated 03/21/18 at 2.510%, due on 04/01/19 with a maturity value of $8,209,724; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $8,897,613.	8,000,000	8,000,000

		68,699,367

Time Deposits—6.7%
Australia & New Zealand Banking Group, Ltd. 2.450%, 04/01/19	2,000,000	2,000,000
Canadian Imperial Bank of Commerce 2.400%, 04/01/19	5,000,000	5,000,000
DNB Bank ASA 2.350%, 04/01/19	10,000,000	10,000,000
DZ Bank AG New York 2.430%, 04/01/19	10,000,000	10,000,000
National Australia Bank, Ltd. 2.430%, 04/01/19	4,000,000	4,000,000
Natixis New York 2.400%, 04/01/19	5,000,000	5,000,000
Nordea Bank New York 2.350%, 04/01/19	10,000,000	10,000,000
Royal Bank of Canada 2.450%, 04/01/19	2,000,000	2,000,000
Skandi New York 2.380%, 04/01/19	2,000,000	2,000,000
Svenska, New York 2.360%, 04/01/19	7,000,000	7,000,000

		57,000,000

Total Securities Lending Reinvestments (Cost $250,649,118)		250,680,917

Total Investments—129.4% (Cost $1,014,595,861)		1,101,725,863
Other assets and liabilities (net)—(29.4)%		(250,083,881)

Net Assets—100.0%		$851,641,982

BHFTI-323

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $246,045,288 and the collateral received consisted of cash in the amount of $250,525,929. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe- keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Affiliated Issuer.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ETF)—	Exchange-Traded Fund
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$815,473,540	$—	$—	$815,473,540
Total Short-Term Investment*	35,571,406	—	—	35,571,406
Total Securities Lending Reinvestments*	—	250,680,917	—	250,680,917
Total Investments	$851,044,946	$250,680,917	$—	$1,101,725,863

Collateral for Securities Loaned (Liability)	$—	$(250,525,929)	$—	$(250,525,929)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-324

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—95.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.0%
Boeing Co. (The)	136,405	$52,027,595
Raytheon Co.	127,204	23,161,304
United Technologies Corp.	118,550	15,279,910

		90,468,809

Air Freight & Logistics—1.2%
United Parcel Service, Inc. - Class B	324,179	36,223,761

Airlines—1.3%
Southwest Airlines Co. (a)	774,758	40,217,688

Auto Components—0.8%
Magna International, Inc.	473,437	23,051,648

Banks—11.0%
Citigroup, Inc.	528,556	32,886,754
Fifth Third Bancorp (a)	1,768,556	44,602,983
JPMorgan Chase & Co.	1,037,335	105,009,422
Signature Bank	115,100	14,740,857
U.S. Bancorp (a)	838,690	40,416,471
Wells Fargo & Co.	2,036,146	98,386,575

		336,043,062

Beverages—1.1%
PepsiCo, Inc.	274,922	33,691,691

Biotechnology—0.9%
Gilead Sciences, Inc.	407,731	26,506,592

Building Products—2.5%
Fortune Brands Home & Security, Inc. (a)	657,000	31,279,770
Johnson Controls International plc (a)	1,230,770	45,464,644

		76,744,414

Capital Markets—3.8%
Bank of New York Mellon Corp. (The)	717,905	36,203,949
Franklin Resources, Inc. (a)	778,700	25,806,118
Morgan Stanley	1,325,190	55,923,018

		117,933,085

Chemicals—2.1%
CF Industries Holdings, Inc. (a)	529,791	21,657,856
DowDuPont, Inc.	804,007	42,861,613

		64,519,469

Commercial Services & Supplies—0.6%
Stericycle, Inc. (a) (b)	354,821	19,309,359

Communications Equipment—2.5%
Cisco Systems, Inc.	1,442,657	77,889,051

Containers & Packaging—1.4%
International Paper Co. (a)	908,050	42,015,474

Diversified Financial Services—0.6%
AXA Equitable Holdings, Inc.	975,017	19,636,842

Diversified Telecommunication Services—2.7%
AT&T, Inc.	504,000	15,805,440
Verizon Communications, Inc. (a)	1,118,353	66,128,213

		81,933,653

Electric Utilities—4.5%
Duke Energy Corp.	275,900	24,831,000
Evergy, Inc.	584,157	33,910,314
NextEra Energy, Inc.	12,000	2,319,840
PG&E Corp. (b)	667,370	11,879,186
Southern Co. (The) (a)	1,230,423	63,588,260

		136,528,600

Electronic Equipment, Instruments & Components—0.7%
TE Connectivity, Ltd.	274,394	22,157,316

Entertainment—0.1%
Walt Disney Co. (The)	35,847	3,980,092

Equity Real Estate Investment Trusts—1.7%
SL Green Realty Corp. (a)	224,500	20,187,040
Weyerhaeuser Co.	1,174,133	30,926,663

		51,113,703

Food & Staples Retailing—1.2%
Walmart, Inc.	389,884	38,025,387

Food Products—3.9%
Bunge, Ltd.	497,986	26,428,117
Conagra Brands, Inc. (a)	667,000	18,502,580
Tyson Foods, Inc. - Class A	1,061,696	73,713,553

		118,644,250

Health Care Equipment & Supplies—4.4%
Becton Dickinson & Co.	86,012	21,479,777
Hologic, Inc. (a) (b)	593,918	28,745,631
Medtronic plc	703,693	64,092,358
Zimmer Biomet Holdings, Inc. (a)	156,400	19,972,280

		134,290,046

Health Care Providers & Services—1.3%
CVS Health Corp.	748,161	40,348,323

Hotels, Restaurants & Leisure—1.3%
Carnival Corp.	403,313	20,456,036
Las Vegas Sands Corp.	340,468	20,754,929

		41,210,965

Household Products—1.6%
Kimberly-Clark Corp.	400,813	49,660,731

BHFTI-325

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—1.2%
General Electric Co.	3,641,249	$36,376,078

Insurance—6.5%
American International Group, Inc.	1,053,545	45,365,648
Chubb, Ltd.	568,468	79,630,997
Loews Corp. (a)	668,160	32,024,909
Marsh & McLennan Cos., Inc.	435,229	40,868,003

		197,889,557

Leisure Products—0.2%
Mattel, Inc. (a) (b)	551,455	7,168,915

Life Sciences Tools & Services—0.6%
Thermo Fisher Scientific, Inc.	64,675	17,702,841

Machinery—0.9%
Illinois Tool Works, Inc.	196,151	28,153,553

Media—2.3%
Comcast Corp. - Class A	932,609	37,285,708
Fox Corp. - Class B (b)	485,754	17,428,853
News Corp. - Class A (a)	1,235,336	15,367,580

		70,082,141

Multi-Utilities—0.2%
Sempra Energy (a)	48,000	6,041,280

Multiline Retail—0.4%
Kohl’s Corp. (a)	179,264	12,327,985

Oil, Gas & Consumable Fuels—10.2%
EQT Corp. (a)	500,640	10,383,274
Equitrans Midstream Corp. (a) (b)	466,362	10,157,364
Exxon Mobil Corp.	817,117	66,023,054
Hess Corp. (a)	428,266	25,794,461
Occidental Petroleum Corp.	638,361	42,259,498
Pioneer Natural Resources Co.	186,900	28,461,132
Total S.A. (ADR)	1,401,480	77,992,362
TransCanada Corp. (a)	1,178,539	52,963,543

		314,034,688

Pharmaceuticals—7.3%
Johnson & Johnson	430,291	60,150,379
Merck & Co., Inc.	768,950	63,953,571
Perrigo Co. plc (a)	433,319	20,868,643
Pfizer, Inc.	1,876,995	79,715,978

		224,688,571

Professional Services—0.6%
Nielsen Holdings plc	803,100	19,009,377

Semiconductors & Semiconductor Equipment—3.6%
Applied Materials, Inc.	690,627	27,390,267

Semiconductors & Semiconductor Equipment—(Continued)
QUALCOMM, Inc.	822,956	46,933,181
Texas Instruments, Inc. (a)	329,303	34,929,169

		109,252,617

Software—3.5%
Microsoft Corp.	900,579	106,214,287

Tobacco—1.5%
Philip Morris International, Inc.	530,955	46,931,112

Total Common Stocks (Cost $2,620,106,598)		2,918,017,013

Convertible Preferred Stocks—2.0%

Electric Utilities—1.0%
NextEra Energy, Inc. 6.123%, 09/01/19 (a)	479,723	29,675,665

Health Care Equipment & Supplies—0.2%
Becton Dickinson and Co. 6.125%, 05/01/20	112,517	6,954,676

Multi-Utilities—0.8%
Sempra Energy
6.000%, 01/15/21	189,918	20,074,333
6.750%, 07/15/21 (a)	45,416	4,821,362

		24,895,695

Total Convertible Preferred Stocks (Cost $53,106,360)		61,526,036

Short-Term Investment—2.7%

Mutual Fund—2.7%
T. Rowe Price Treasury Reserve Fund (c)	82,281,592	82,281,592

Total Short-Term Investments (Cost $82,281,592)		82,281,592

Securities Lending Reinvestments (d)—14.6%

Bank Note—0.1%
Bank of America N.A. 2.714%, 1M LIBOR + 0.230%, 07/15/19 (e)	3,000,000	3,000,000

Certificates of Deposit—7.8%
ABN AMRO Bank NV Zero Coupon, 07/05/19	9,912,326	9,930,200
Banco Santander S.A. 2.790%, 04/16/19	2,000,000	2,000,342
Bank of Montreal (Chicago) 2.813%, 1M LIBOR + 0.330%, 08/06/19 (e)	5,000,000	5,004,830

BHFTI-326

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Bank of Nova Scotia
2.860%, SOFR + 0.430%, 05/16/19 (e)	3,000,000	$2,999,998
2.967%, 3M LIBOR + 0.170%, 01/09/20 (e)	5,000,000	5,000,280
Barclays Bank plc 2.950%, 08/02/19	5,000,000	5,001,350
BNP Paribas S.A. New York 2.624%, 1M LIBOR + 0.140%, 09/16/19 (e)	2,000,000	1,999,988
Canadian Imperial Bank of Commerce
2.734%, 1M LIBOR + 0.250%, 10/15/19 (e)	12,000,000	12,009,840
2.752%, 1M LIBOR + 0.270%, 07/19/19 (e)	4,000,000	4,002,444
Chiba Bank, Ltd.
2.580%, 06/03/19	2,000,000	1,999,874
2.620%, 06/05/19	7,000,000	6,999,615
Commonwealth Bank of Australia
2.709%, 1M LIBOR + 0.210%, 09/13/19 (e)	3,000,000	3,000,000
2.901%, 3M LIBOR + 0.140%, 04/23/19 (e)	1,000,000	1,000,246
Cooperative Rabobank UA
2.933%, 3M LIBOR + 0.150%, 01/08/20 (e)	10,000,000	10,004,430
2.995%, 3M LIBOR + 0.200%, 04/05/19 (e)	4,000,000	4,000,268
Credit Agricole S.A. 2.698%, 1M LIBOR + 0.210%, 12/20/19 (e)	12,000,000	12,000,624
Credit Industriel et Commercial
Zero Coupon, 08/01/19	3,941,663	3,964,040
2.887%, 3M LIBOR + 0.090%, 10/15/19 (e)	5,000,000	5,001,815
Credit Suisse AG 2.620%, 04/01/19	10,000,000	10,000,140
Industrial & Commercial Bank of China, Ltd. 2.710%, 05/21/19	12,000,000	12,001,008
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 06/21/19	2,979,971	2,982,366
Mizuho Bank, Ltd. Zero Coupon, 05/28/19	6,953,596	6,970,934
Mizuho Bank, Ltd., New York
2.652%, 1M LIBOR + 0.160%, 09/12/19 (e)	3,000,000	3,000,000
2.789%, 1M LIBOR + 0.300%, 05/01/19 (e)	2,000,000	2,000,394
2.863%, 3M LIBOR + 0.080%, 07/09/19 (e)	2,000,000	1,999,824
2.908%, 04/03/19	2,003,187	1,999,825
MUFG Bank Ltd.
2.789%, 1M LIBOR + 0.300%, 05/01/19 (e)	4,000,000	4,000,716
2.800%, 07/16/19	3,000,000	3,001,854
Nationwide Building Society Zero Coupon, 06/24/19	4,953,794	4,968,444
Royal Bank of Canada New York 2.692%, 1M LIBOR + 0.210%, 09/17/19 (e)	10,000,000	10,005,620
Shizuoka Bank, Ltd. 2.600%, 05/07/19	3,000,000	3,000,135
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (e)	7,000,000	7,000,462
Societe Generale
2.863%, 3M LIBOR + 0.080%, 07/09/19 (e)	2,000,000	2,000,162
2.899%, 3M LIBOR + 0.160%, 05/07/19 (e)	4,000,000	4,001,008
Standard Chartered plc 2.660%, 08/23/19	12,000,000	12,002,136
Sumitomo Mitsui Banking Corp., New York
2.651%, 1M LIBOR + 0.170%, 08/07/19 (e)	7,000,124	7,001,232
2.692%, 1M LIBOR + 0.210%, 05/17/19 (e)	5,000,000	5,000,780

Certificates of Deposit—(Continued)
Sumitomo Mitsui Trust Bank, Ltd.
2.600%, 07/05/19	10,000,000	10,000,510
2.904%, 3M LIBOR + 0.100%, 07/08/19 (e)	5,000,000	4,999,990
Svenska Handelsbanken AB
2.799%, 1M LIBOR + 0.300%, 10/31/19 (e)	3,000,000	3,003,399
2.873%, 1M LIBOR + 0.380%, 12/10/19 (e)	2,000,000	2,003,516
2.940%, 1M LIBOR + 0.450%, 04/03/19 (e)	4,000,000	4,000,220
Toronto-Dominion Bank 2.692%, 1M LIBOR + 0.210%, 09/17/19 (e)	5,000,000	5,002,570
Westpac Banking Corp. 2.710%, FEDEFF PRV + 0.300%, 02/14/20 (e)	12,000,000	11,999,932

		239,867,361

Commercial Paper—2.0%
Alpine Securities Ltd. 2.669%, 1M LIBOR + 0.180%, 04/03/19 (e)	5,000,000	5,000,065
Bank of China, Ltd.
2.890%, 04/17/19	7,942,200	7,988,632
2.890%, 04/18/19	3,972,384	3,994,008
Barton Capital S.A. 2.650%, 05/02/19	1,986,750	1,995,160
China Construction Bank Corp. 2.840%, 04/29/19	4,962,922	4,988,950
Industrial & Commercial Bank of China, Corp. 2.920%, 04/15/19	1,984,751	1,997,488
ING Funding LLC 2.778%, 3M LIBOR + 0.040%, 11/04/19 (e)	10,000,000	10,001,390
Matchpoint Finance plc
2.450%, 04/01/19	1,999,592	1,999,562
2.890%, 05/08/19	1,970,939	1,994,118
Sheffield Receivables Co.
2.850%, 06/24/19	2,466,948	2,484,040
2.900%, SOFR + 0.470%, 05/30/19 (e)	5,000,000	5,000,000
Toronto-Dominion Bank 2.832%, 1M LIBOR + 0.350%, 11/05/19 (e)	3,000,000	3,004,188
Toyota Motor Credit Corp. 2.620%, 08/29/19	11,845,420	11,869,380

		62,316,981

Repurchase Agreements—3.2%
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $15,117,892; collateralized by various Common Stock with an aggregate market value of $16,504,139.	15,000,000	15,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $2,506,806; collateralized by various Common Stock with an aggregate market value of $2,750,000.	2,500,000	2,500,000

BHFTI-327

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $1,200,244; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $1,224,001.	1,200,000	$1,200,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $1,200,280; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $1,224,001.	1,200,000	1,200,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $1,300,271; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $1,326,000.	1,300,000	1,300,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $2,000,458; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/19 at 2.520%, due on 04/01/19 with a maturity value of $7,453,915; collateralized by U.S. Treasury Obligations with rates ranging from 2.500% - 6.500%, maturity dates ranging from 11/15/19 - 06/15/58, and an aggregate market value of $7,601,397.	7,452,350	7,452,350
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $11,557,960; collateralized by various Common Stock with an aggregate market value of $12,100,007.	11,000,000	11,000,000
Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $2,015,406; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $3,023,773; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $3,214,067.	3,000,000	3,000,000
Repurchase Agreement dated 03/29/19 at 2.600%, due on 04/05/19 with a maturity value of $25,012,639; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 7.125%, maturity dates ranging from 10/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $27,074,099.	25,000,000	25,000,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/21/18 at 2.510%, due on 04/01/19 with a maturity value of $1,026,216; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $1,112,202.	1,000,000	1,000,000
Repurchase Agreement dated 06/15/18 at 2.510%, due on 04/01/19 with a maturity value of $10,202,194; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $11,122,017.	10,000,000	10,000,000
Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $5,002,469; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $5,561,008.	5,000,000	5,000,000
Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $10,004,939; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $11,122,017.	10,000,000	10,000,000

		97,652,350

Time Deposits—1.5%
Australia & New Zealand Banking Group, Ltd. 2.450%, 04/01/19	5,000,000	5,000,000
Canadian Imperial Bank of Commerce 2.400%, 04/01/19	2,000,000	2,000,000
Den Norske Bank 2.350%, 04/01/19	2,000,000	2,000,000
DZ Bank AG New York
2.430%, 04/01/19	10,000,000	10,000,000
Natixis New York 2.400%, 04/01/19	10,000,000	10,000,000
Nordea Bank New York 2.350%, 04/01/19	5,000,000	5,000,000
Royal Bank of Canada 2.450%, 04/01/19	1,000,000	1,000,000
Skandi New York 2.380%, 04/01/19	5,000,000	5,000,000
Svenska, New York 2.360%, 04/01/19	5,000,000	5,000,000

		45,000,000

Total Securities Lending Reinvestments (Cost $447,780,296)		447,836,692

Total Investments—114.5% (Cost $3,203,274,846)		3,509,661,333
Other assets and liabilities (net)—(14.5)%		(444,292,251)

Net Assets—100.0%		$3,065,369,082

BHFTI-328

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $439,514,578 and the collateral received consisted of cash in the amount of $447,528,918 and non-cash collateral with a value of $111,211. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Affiliated Issuer.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,918,017,013	$—	$—	$2,918,017,013
Convertible Preferred Stocks*	61,526,036	—	—	61,526,036
Total Short-Term Investment*	82,281,592	—	—	82,281,592
Total Securities Lending Reinvestments*	—	447,836,692	—	447,836,692
Total Investments	$3,061,824,641	$447,836,692	$—	$3,509,661,333

Collateral for Securities Loaned (Liability)	$—	$(447,528,918)	$—	$(447,528,918)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-329

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—93.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.3%
BWX Technologies, Inc. (a)	167,000	$8,279,860
Harris Corp. (a)	182,000	29,067,220
L3 Technologies, Inc.	29,000	5,984,730
Textron, Inc.	536,000	27,153,760

		70,485,570

Airlines—0.8%
Alaska Air Group, Inc. (a)	76,000	4,265,120
United Continental Holdings, Inc. (b)	104,000	8,297,120

		12,562,240

Auto Components—1.2%
Aptiv plc	194,000	15,421,060
Visteon Corp. (a) (b)	63,000	4,243,050

		19,664,110

Automobiles—0.1%
Ferrari NV	13,000	1,739,400

Banks—0.7%
Fifth Third Bancorp (a)	262,000	6,607,640
Webster Financial Corp. (a)	93,000	4,712,310

		11,319,950

Biotechnology—2.8%
Alkermes plc (a) (b)	313,000	11,421,370
Alnylam Pharmaceuticals, Inc. (a) (b)	59,000	5,513,550
Argenx SE (ADR) (b)	26,000	3,245,840
Exact Sciences Corp. (b)	77,000	6,669,740
Incyte Corp. (b)	93,000	7,998,930
Sage Therapeutics, Inc. (b)	27,000	4,294,350
Seattle Genetics, Inc. (b)	96,000	7,031,040

		46,174,820

Building Products—0.7%
Allegion plc	129,000	11,701,590

Capital Markets—3.1%
Cboe Global Markets, Inc.	131,000	12,502,640
KKR & Co., Inc. - Class A (a)	334,000	7,845,660
MarketAxess Holdings, Inc. (a)	26,000	6,398,080
Oaktree Capital Group LLC	67,000	3,326,550
TD Ameritrade Holding Corp.	428,000	21,395,720

		51,468,650

Chemicals—2.3%
Air Products & Chemicals, Inc. (a)	104,000	19,859,840
RPM International, Inc. (a)	221,000	12,826,840
Valvoline, Inc. (a)	300,000	5,568,000

		38,254,680

Commercial Services & Supplies—0.8%
KAR Auction Services, Inc.	92,000	4,720,520

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Waste Connections, Inc.	103,000	$9,124,770

		13,845,290

Construction Materials—0.5%
Martin Marietta Materials, Inc. (a)	38,000	7,644,840

Consumer Finance—0.2%
SLM Corp. (a)	388,000	3,845,080

Containers & Packaging—3.0%
Avery Dennison Corp.	78,000	8,814,000
Ball Corp.	481,000	27,830,660
Sealed Air Corp. (a)	259,000	11,929,540

		48,574,200

Diversified Consumer Services—0.9%
frontdoor, Inc. (a) (b)	132,000	4,543,440
ServiceMaster Global Holdings, Inc. (a) (b)	207,000	9,666,900

		14,210,340

Electrical Equipment—1.2%
Sensata Technologies Holding plc (a) (b)	443,000	19,943,860

Electronic Equipment, Instruments & Components—3.3%
Cognex Corp. (a)	32,000	1,627,520
Coherent, Inc. (a) (b)	31,883	4,518,459
Corning, Inc.	519,000	17,178,900
Keysight Technologies, Inc. (b)	300,000	26,160,000
National Instruments Corp.	119,000	5,278,840

		54,763,719

Food & Staples Retailing—1.5%
Casey’s General Stores, Inc. (a)	98,000	12,619,460
Kroger Co. (The) (a)	235,000	5,781,000
Sprouts Farmers Market, Inc. (a) (b)	311,000	6,698,940

		25,099,400

Food Products—1.4%
Conagra Brands, Inc. (a)	372,000	10,319,280
TreeHouse Foods, Inc. (a) (b)	183,000	11,812,650

		22,131,930

Gas Utilities—0.3%
Atmos Energy Corp.	54,000	5,558,220

Health Care Equipment & Supplies—7.8%
Cooper Cos., Inc. (The)	117,000	34,651,890
Hologic, Inc. (b)	662,000	32,040,800
ICU Medical, Inc. (b)	29,276	7,006,625
IDEXX Laboratories, Inc. (b)	19,000	4,248,400
Teleflex, Inc.	136,000	41,093,760
West Pharmaceutical Services, Inc.	78,000	8,595,600

		127,637,075

BHFTI-330

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—0.6%
Acadia Healthcare Co., Inc. (a) (b)	209,000	$6,125,790
MEDNAX, Inc. (b)	116,000	3,151,720

		9,277,510

Health Care Technology—0.1%
Veeva Systems, Inc. - Class A (b)	17,000	2,156,620

Hotels, Restaurants & Leisure—6.0%
Aramark	182,000	5,378,100
Darden Restaurants, Inc.	46,000	5,587,620
Dunkin’ Brands Group, Inc.	130,000	9,763,000
Hilton Worldwide Holdings, Inc.	129,000	10,721,190
Marriott International, Inc. - Class A (a)	91,000	11,383,190
MGM Resorts International	685,000	17,577,100
Norwegian Cruise Line Holdings, Ltd. (b)	443,000	24,347,280
Vail Resorts, Inc. (a)	65,000	14,124,500

		98,881,980

Industrial Conglomerates—1.4%
Roper Technologies, Inc.	65,000	22,228,050

Insurance—3.6%
Assurant, Inc.	92,000	8,731,720
Axis Capital Holdings, Ltd.	86,000	4,711,080
Fidelity National Financial, Inc.	467,000	17,068,850
Progressive Corp. (The)	78,000	5,623,020
Willis Towers Watson plc (a)	130,000	22,834,500

		58,969,170

Interactive Media & Services—1.7%
IAC/InterActiveCorp (b)	119,000	25,003,090
Zillow Group, Inc. - Class A (a) (b)	9,190	314,298
Zillow Group, Inc. - Class C (a) (b)	52,000	1,806,480

		27,123,868

IT Services—6.6%
Black Knight, Inc. (b)	157,000	8,556,500
CoreLogic, Inc. (b)	323,000	12,034,980
Fidelity National Information Services, Inc.	103,000	11,649,300
Fiserv, Inc. (a) (b)	205,000	18,097,400
FleetCor Technologies, Inc. (b)	66,000	16,274,940
Gartner, Inc. (a) (b)	52,000	7,887,360
Global Payments, Inc.	65,000	8,873,800
Shopify, Inc. - Class A (a) (b)	18,000	3,719,160
Worldpay, Inc. - Class A (b)	194,000	22,019,000

		109,112,440

Life Sciences Tools & Services—3.4%
Agilent Technologies, Inc.	363,000	29,177,940
Bruker Corp. (a)	490,000	18,835,600
IQVIA Holdings, Inc. (b)	50,000	7,192,500

		55,206,040

Security Description	Shares	Value

Machinery—4.7%
Colfax Corp. (a) (b)	325,000	$9,646,000
Fortive Corp. (a)	221,000	18,539,690
Gardner Denver Holdings, Inc. (b)	454,000	12,625,740
IDEX Corp.	143,000	21,698,820
Xylem, Inc.	194,000	15,333,760

		77,844,010

Metals & Mining—0.5%
Franco-Nevada Corp. (a)	104,000	7,805,200

Multi-Utilities—0.9%
Sempra Energy (a)	116,000	14,599,760

Multiline Retail—2.1%
Dollar General Corp.	167,000	19,923,100
Dollar Tree, Inc. (b)	142,000	14,915,680

		34,838,780

Oil, Gas & Consumable Fuels—3.1%
Cabot Oil & Gas Corp. (a)	357,000	9,317,700
Centennial Resource Development, Inc. - Class A (a) (b)	271,000	2,382,090
Concho Resources, Inc. (a)	157,000	17,420,720
Continental Resources, Inc. (a) (b)	154,000	6,894,580
Pioneer Natural Resources Co.	78,000	11,877,840
Venture Global LNG, Inc. - Series B (b) (c) (d) (e)	78	405,600
Venture Global LNG, Inc. - Series C (b) (c) (d) (e)	540	2,808,000

		51,106,530

Pharmaceuticals—2.7%
Amneal Pharmaceuticals, Inc. (a) (b)	371,000	5,257,070
Catalent, Inc. (a) (b)	415,000	16,844,850
Elanco Animal Health, Inc. (b)	393,009	12,603,799
Perrigo Co. plc (a)	209,000	10,065,440

		44,771,159

Professional Services—3.9%
CoStar Group, Inc. (b)	26,000	12,126,920
Equifax, Inc.	52,000	6,162,000
IHS Markit, Ltd. (b)	194,000	10,549,720
TransUnion	225,000	15,039,000
Verisk Analytics, Inc.	156,000	20,748,000

		64,625,640

Real Estate Management & Development—0.1%
WeWork Cos., Inc. - Class A (b) (c) (d) (e)	34,388	1,764,104

Road & Rail—1.0%
J.B. Hunt Transport Services, Inc. (a)	104,000	10,534,160
Kansas City Southern	51,925	6,022,261

		16,556,421

Semiconductors & Semiconductor Equipment—5.1%
Entegris, Inc.	118,000	4,211,420
Marvell Technology Group, Ltd. (a)	593,000	11,794,770

BHFTI-331

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Maxim Integrated Products, Inc.	197,000	$10,474,490
Microchip Technology, Inc. (a)	389,000	32,271,440
Skyworks Solutions, Inc. (a)	131,000	10,804,880
Xilinx, Inc.	117,000	14,834,430

		84,391,430

Software—5.3%
Atlassian Corp. plc - Class A (a) (b)	104,000	11,688,560
Ceridian HCM Holding, Inc. (b)	90,979	4,667,223
DocuSign, Inc. (b)	77,000	3,991,680
Guidewire Software, Inc. (a) (b)	8,000	777,280
Red Hat, Inc. (b)	13,000	2,375,100
Splunk, Inc. (a) (b)	68,000	8,472,800
SS&C Technologies Holdings, Inc.	117,000	7,451,730
Symantec Corp.	548,000	12,598,520
Tableau Software, Inc. - Class A (a) (b)	88,000	11,200,640
Workday, Inc. - Class A (a) (b)	125,000	24,106,250

		87,329,783

Specialty Retail—2.8%
Burlington Stores, Inc. (a) (b)	105,000	16,451,400
CarMax, Inc. (a) (b)	78,000	5,444,400
Michaels Cos., Inc. (The) (a) (b)	160,000	1,827,200
O’Reilly Automotive, Inc. (b)	26,000	10,095,800
Tiffany & Co. (a)	36,000	3,799,800
Ulta Salon Cosmetics & Fragrance, Inc. (b)	23,000	8,020,790

		45,639,390

Textiles, Apparel & Luxury Goods—1.2%
Levi Strauss & Co. - Class A (b)	84,504	1,990,069
Tapestry, Inc.	547,577	17,790,777

		19,780,846

Total Common Stocks (Cost $1,088,872,436)		1,540,633,695

Convertible Preferred Stocks—0.8%

Internet & Direct Marketing Retail—0.2%
Roofoods, Ltd. - Series F (b) (c) (d) (e)	7,253	3,698,522

Real Estate Management & Development—0.5%
WeWork Cos., Inc. - Series D1 (b) (c) (d) (e)	89,839	4,608,741
WeWork Cos., Inc. - Series D2 (b) (c) (d) (e)	70,588	3,621,164

		8,229,905

Software—0.1%
Slack Technologies, Inc. - Series H (b) (c) (d) (e)	96,144	1,144,623

Total Convertible Preferred Stocks (Cost $6,380,366)		13,073,050

Short-Term Investment—5.5%
Security Description	Shares/ Principal Amount*	Value

Mutual Fund—5.5%
T. Rowe Price Treasury Reserve Fund (f)	90,767,133	$90,767,133

Total Short-Term Investments (Cost $90,767,133)		90,767,133

Securities Lending Reinvestments (g)—20.7%

Bank Note—0.2%
Bank of America N.A. 2.714%, 1M LIBOR + 0.230%, 07/15/19 (h)	3,000,000	3,000,000

Certificates of Deposit—12.5%
ABN AMRO Bank NV Zero Coupon, 07/05/19	3,964,930	3,972,080
Banco Del Estado De Chile New York 2.838%, 1M LIBOR + 0.350%, 05/20/19 (h)	2,000,000	2,000,710
Bank of Montreal (Chicago) 2.813%, 1M LIBOR + 0.330%, 08/06/19 (h)	3,000,000	3,002,898
Bank of Nova Scotia 2.860%, SOFR + 0.430%, 05/16/19 (h)	4,000,000	3,999,997
Barclays Bank plc 2.950%, 08/02/19	7,000,000	7,001,890
BNP Paribas S.A. New York
2.624%, 1M LIBOR + 0.140%, 09/16/19 (h)	2,000,000	1,999,988
2.784%, 3M LIBOR + 0.050%, 11/06/19 (h)	2,000,000	2,000,000
2.790%, 1M LIBOR + 0.300%, 06/04/19 (h)	4,000,000	4,001,480
Canadian Imperial Bank of Commerce
2.734%, 1M LIBOR + 0.250%, 10/15/19 (h)	5,000,000	5,004,100
2.752%, 1M LIBOR + 0.270%, 07/19/19 (h)	2,000,000	2,001,222
Chiba Bank, Ltd. 2.580%, 06/03/19	2,000,000	1,999,874
Commonwealth Bank of Australia
2.709%, 1M LIBOR + 0.210%, 09/13/19 (h)	3,000,000	3,000,000
2.901%, 3M LIBOR + 0.140%, 04/23/19 (h)	3,000,000	3,000,738
Cooperative Rabobank UA 2.933%, 3M LIBOR + 0.150%, 01/08/20 (h)	3,000,000	3,001,329
Credit Agricole S.A. 2.698%, 1M LIBOR + 0.210%, 12/20/19 (h)	7,000,000	7,000,364
Credit Industriel et Commercial 2.887%, 3M LIBOR + 0.090%, 10/15/19 (h)	4,000,000	4,001,452
Credit Suisse AG
2.620%, 04/01/19	5,000,000	5,000,070
2.860%, SOFR + 0.430%, 05/02/19 (h)	3,000,000	3,000,000
HSBC Bank USA, N.A. 2.738%, 3M LIBOR + 0.000%, 08/05/19 (h)	4,000,000	3,999,641
Industrial & Commercial Bank of China, Ltd. 2.710%, 05/21/19	11,000,000	11,000,924
KBC Bank NV Zero Coupon, 04/23/19	3,972,586	3,994,320
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 04/16/19	4,965,490	4,993,900
Zero Coupon, 06/21/19	1,986,648	1,988,244
Mizuho Bank, Ltd. Zero Coupon, 05/28/19	3,973,484	3,983,391

BHFTI-332

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
MUFG Bank Ltd. 2.789%, 1M LIBOR + 0.300%, 05/01/19 (h)	4,000,000	$4,000,716
Nationwide Building Society Zero Coupon, 06/24/19	1,981,517	1,987,378
Natixis New York 2.788%, 3M LIBOR + 0.090%, 05/10/19 (h)	5,000,000	5,001,070
Nordea Bank New York 2.750%, 06/17/19	2,000,000	2,000,756
Royal Bank of Canada New York
2.692%, 1M LIBOR + 0.210%, 09/17/19 (h)	7,000,000	7,003,934
Shizuoka Bank, Ltd. 2.600%, 05/07/19	2,000,000	2,000,090
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (h)	5,000,000	5,000,330
Societe Generale 2.863%, 3M LIBOR + 0.200%, 08/21/19 (h)	4,004,615	4,002,272
Standard Chartered plc
2.660%, 08/23/19	10,000,000	10,001,780
3.009%, 3M LIBOR + 0.230%, 04/24/19 (h)	3,000,000	3,000,372
Sumitomo Mitsui Banking Corp. 2.683%, 1M LIBOR + 0.190%, 04/11/19 (h)	5,000,000	5,000,190
Sumitomo Mitsui Banking Corp., New York 2.692%, 1M LIBOR + 0.210%, 05/17/19 (h)	5,000,000	5,000,780
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 05/20/19	3,962,268	3,985,520
2.600%, 07/05/19	10,000,000	10,000,510
Svenska Handelsbanken AB
2.799%, 1M LIBOR + 0.300%, 10/31/19 (h)	4,000,000	4,004,532
2.851%, 3M LIBOR + 0.100%, 04/30/19 (h)	6,000,000	6,001,620
2.873%, 1M LIBOR + 0.380%, 12/10/19 (h)	5,000,000	5,008,790
Toronto-Dominion Bank 2.692%, 1M LIBOR + 0.210%, 09/17/19 (h)	5,000,000	5,002,570
U.S. Bank N.A. 2.746%, 1M LIBOR + 0.260%, 07/23/19 (h)	4,000,000	4,001,640
Wells Fargo Bank N.A. 2.939%, 3M LIBOR + 0.140%, 07/11/19 (h)	8,000,000	7,999,371
Westpac Banking Corp. 2.710%, FEDEFF PRV + 0.300%, 02/14/20 (h)	10,000,000	9,999,943

		204,952,776

Commercial Paper—3.6%
Alpine Securities Ltd. 2.669%, 1M LIBOR + 0.180%, 04/03/19 (h)	4,000,000	4,000,052
Bank of China, Ltd. 2.890%, 04/17/19	4,963,875	4,992,895
Barton Capital S.A. 2.650%, 05/02/19	2,980,125	2,992,740
China Construction Bank Corp.
2.840%, 04/29/19	2,977,753	2,993,370
2.860%, 04/18/19	6,949,950	6,990,067
HSBC Bank plc 2.819%, 1M LIBOR + 0.320%, 07/30/19 (h)	2,000,000	2,000,000
ING Funding LLC
2.778%, 3M LIBOR + 0.040%, 11/04/19 (h)	10,000,000	10,001,390
2.807%, 3M LIBOR + 0.110%, 05/10/19 (h)	5,000,000	5,001,235

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Matchpoint Finance plc 2.450%, 04/01/19	2,999,388	$2,999,343
Royal Bank of Canada 2.957%, 3M LIBOR + 0.160%, 01/14/20 (h)	2,000,000	2,002,090
Sheffield Receivables Co. 2.900%, SOFR + 0.470%, 05/30/19 (h)	5,000,000	5,000,000
Toyota Motor Credit Corp. 2.620%, 08/29/19	4,935,592	4,945,575
Westpac Banking Corp. 2.766%, 1M LIBOR + 0.280%, 05/24/19 (h)	5,000,000	5,002,135

		58,920,892

Repurchase Agreements—3.2%
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $3,527,508; collateralized by various Common Stock with an aggregate market value of $3,850,966.	3,500,000	3,500,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $5,013,611; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	5,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $80,230; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $81,818.	80,214	80,214
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $76,221; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $77,727.	76,203	76,203
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $200,042; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $204,000.	200,000	200,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $1,000,229; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/19 at 2.520%, due on 04/01/19 with a maturity value of $5,213,184; collateralized by U.S. Treasury Obligations with rates ranging from 2.500% - 6.500%, maturity dates ranging from 11/15/19 - 06/15/58, and an aggregate market value of $5,316,332.	5,212,090	5,212,090

BHFTI-333

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $15,760,854; collateralized by various Common Stock with an aggregate market value of $16,500,010.	15,000,000	$15,000,000
Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $3,728,500; collateralized by various Common Stock with an aggregate market value of $4,070,000.	3,700,000	3,700,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $1,310,301; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $1,392,763.	1,300,000	1,300,000
Repurchase Agreement dated 03/29/19 at 2.600%, due on 04/05/19 with a maturity value of $7,503,792; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 7.125%, maturity dates ranging from 10/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $8,122,230.	7,500,000	7,500,000
Societe Generale Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $10,004,939; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $11,122,017.	10,000,000	10,000,000

		52,568,507

Time Deposits—1.2%
Canadian Imperial Bank of Commerce 2.400%, 04/01/19	7,000,000	7,000,000
Den Norske Bank 2.350%, 04/01/19	2,000,000	2,000,000
DZ Bank AG New York 2.430%, 04/01/19	1,000,000	1,000,000
Natixis New York 2.400%, 04/01/19	5,000,000	5,000,000
Nordea Bank New York 2.350%, 04/01/19	1,000,000	1,000,000
Royal Bank of Canada 2.450%, 04/01/19	500,000	500,000
Skandi New York 2.380%, 04/01/19	2,000,000	2,000,000

Time Deposits—(Continued)
Svenska, New York 2.360%, 04/01/19	1,000,000	1,000,000

		19,500,000

Total Securities Lending Reinvestments (Cost $338,891,199)		338,942,175

Total Investments—120.7% (Cost $1,524,911,134)		1,983,416,053
Other assets and liabilities (net)—(20.7)%		(339,951,127)

Net Assets—100.0%		$1,643,464,926

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $337,128,036 and the collateral received consisted of cash in the amount of $338,686,727 and non-cash collateral with a value of $3,346,812. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe- keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2019, these securities represent 1.1% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2019, the market value of restricted securities was $18,050,754, which is 1.1% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Affiliated Issuer.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(h)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(ADR)—	American Depositary Receipt
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Restricted Securities	Acquisition Date	Shares	Cost	Value
Roofoods, Ltd. - Series F	09/12/17	7,253	$2,564,447	$3,698,522
Slack Technologies, Inc. - Series H	08/17/18	96,144	1,144,623	1,144,623
Venture Global LNG, Inc. - Series B	03/08/18	78	235,560	405,600
Venture Global LNG, Inc. - Series C	10/16/17-03/08/18	540	1,987,525	2,808,000

BHFTI-334

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Restricted Securities—(Continued)	Acquisition Date	Shares	Cost	Value
WeWork Cos., Inc. - Class A	12/09/14-05/26/15	34,388	$498,861	$1,764,104
WeWork Cos., Inc. - Series D1	12/09/14	89,839	1,495,924	4,608,741
WeWork Cos., Inc. - Series D2	12/09/14	70,588	1,175,372	3,621,164

				$18,050,754

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$70,485,570	$—	$—	$70,485,570
Airlines	12,562,240	—	—	12,562,240
Auto Components	19,664,110	—	—	19,664,110
Automobiles	1,739,400	—	—	1,739,400
Banks	11,319,950	—	—	11,319,950
Biotechnology	46,174,820	—	—	46,174,820
Building Products	11,701,590	—	—	11,701,590
Capital Markets	51,468,650	—	—	51,468,650
Chemicals	38,254,680	—	—	38,254,680
Commercial Services & Supplies	13,845,290	—	—	13,845,290
Construction Materials	7,644,840	—	—	7,644,840
Consumer Finance	3,845,080	—	—	3,845,080
Containers & Packaging	48,574,200	—	—	48,574,200
Diversified Consumer Services	14,210,340	—	—	14,210,340
Electrical Equipment	19,943,860	—	—	19,943,860
Electronic Equipment, Instruments & Components	54,763,719	—	—	54,763,719
Food & Staples Retailing	25,099,400	—	—	25,099,400
Food Products	22,131,930	—	—	22,131,930
Gas Utilities	5,558,220	—	—	5,558,220
Health Care Equipment & Supplies	127,637,075	—	—	127,637,075
Health Care Providers & Services	9,277,510	—	—	9,277,510
Health Care Technology	2,156,620	—	—	2,156,620
Hotels, Restaurants & Leisure	98,881,980	—	—	98,881,980
Industrial Conglomerates	22,228,050	—	—	22,228,050
Insurance	58,969,170	—	—	58,969,170
Interactive Media & Services	27,123,868	—	—	27,123,868
IT Services	109,112,440	—	—	109,112,440
Life Sciences Tools & Services	55,206,040	—	—	55,206,040
Machinery	77,844,010	—	—	77,844,010
Metals & Mining	7,805,200	—	—	7,805,200
Multi-Utilities	14,599,760	—	—	14,599,760

BHFTI-335

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Multiline Retail	$34,838,780	$—	$—	$34,838,780
Oil, Gas & Consumable Fuels	47,892,930	—	3,213,600	51,106,530
Pharmaceuticals	44,771,159	—	—	44,771,159
Professional Services	64,625,640	—	—	64,625,640
Real Estate Management & Development	—	—	1,764,104	1,764,104
Road & Rail	16,556,421	—	—	16,556,421
Semiconductors & Semiconductor Equipment	84,391,430	—	—	84,391,430
Software	87,329,783	—	—	87,329,783
Specialty Retail	45,639,390	—	—	45,639,390
Textiles, Apparel & Luxury Goods	19,780,846	—	—	19,780,846
Total Common Stocks	1,535,655,991	—	4,977,704	1,540,633,695
Total Convertible Preferred Stocks*	—	—	13,073,050	13,073,050
Total Short-Term Investment*	90,767,133	—	—	90,767,133
Total Securities Lending Reinvestments*	—	338,942,175	—	338,942,175
Total Investments	$1,626,423,124	$338,942,175	$18,050,754	$1,983,416,053

Collateral for Securities Loaned (Liability)	$—	$(338,686,727)	$—	$(338,686,727)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2018	Change in Unrealized Depreciation	Balance as of March 31, 2019	Change in Unrealized Depreciation from Investments Held at March 31, 2019
Common Stocks
Oil, Gas & Consumable Fuels	$3,213,600	$—	$3,213,600	$—
Real Estate Management & Development	1,781,642	(17,538)	1,764,104	(17,538)
Convertible Preferred Stocks
Internet & Direct Marketing Retail	3,698,522	—	3,698,522	—
Real Estate Management & Development	8,311,723	(81,818)	8,229,905	(81,818)
Software	1,144,623	—	1,144,623	—

	$18,150,110	$(99,356)	$18,050,754	$(99,356)

	Fair Value at March 31, 2019	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
Oil, Gas & Consumable Fuels	$3,213,600	Market Transaction Method	Precedent Transaction	$5,200.00	$5,200.00	$5,200.00	Increase
Real Estate Management & Development	1,764,104	Market Transaction Method	Pending Tender Offer	$54.00	$54.00	$54.00	Increase
			Discount for Lack of Marketability	5.00%	5.00%	5.00%	Decrease
Convertible Preferred Stocks
Internet & Direct Marketing Retail	3,698,522	Market Transaction Method	Precedent Transactions	$353.57	$353.57	$353.57	Increase
		Market Aligned Multiples	Enterprise Value/Gross Profit	15.1x	15.1x	15.1x	Increase
			Enterprise Value/Gross Merchandise Value	2.0x	2.0x	2.0x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Real Estate Management & Development	8,229,905	Market Transaction Method	Pending Tender Offer	$54.00	$54.00	$54.00	Increase
			Discount for Lack of Marketability	5.00%	5.00%	5.00%	Decrease
Software	1,144,623	Market Transaction Method	Precedent Transaction	$11.91	$11.91	$11.91	Increase

BHFTI-336

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—57.0% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—29.9%
Fannie Mae 15 Yr. Pool 3.000%, 06/01/32	1,784,813	$1,801,944
Fannie Mae 30 Yr. Pool
3.000%, 07/01/45	18,183,991	18,129,604
3.500%, 12/01/47	13,178,820	13,386,080
3.500%, 01/01/48	12,078,254	12,272,016
3.500%, 02/01/48	11,578,376	11,762,982
4.000%, 04/01/47	1,774,036	1,833,582
4.000%, 06/01/47	5,948,909	6,148,591
4.000%, 07/01/47	5,167,597	5,341,053
4.500%, 02/01/46	4,587,103	4,832,283
4.500%, 05/01/48	19,926,705	20,843,400
4.500%, 08/01/48	3,924,334	4,103,859
5.000%, TBA (a)	2,600,000	2,745,590
Fannie Mae Pool
2.950%, 05/01/31	4,183,745	4,152,492
3.030%, 03/01/31	1,042,589	1,038,508
3.210%, 11/01/37	5,514,044	5,382,524
3.320%, 08/01/26	1,895,000	1,966,463
3.490%, 02/01/33	4,000,000	4,113,364
3.500%, 01/01/44	6,392,100	6,516,322
3.580%, 03/01/27	2,778,394	2,906,178
3.640%, 03/01/29	7,295,000	7,696,111
3.690%, 05/01/30	8,760,000	9,231,959
4.000%, 08/01/42	1,185,757	1,227,000
4.520%, 08/01/19	3,934,352	3,947,471
Fannie Mae REMICS (CMO)
3.500%, 01/25/47	17,133,368	17,512,481
3.500%, 06/25/47	7,139,305	7,263,975
Fannie Mae-ACES (CMO) 2.486%, 12/25/26 (b)	9,410,000	9,169,312
Freddie Mac 15 Yr. Gold Pool
2.500%, 12/01/31	6,434,506	6,409,798
3.000%, 03/01/31	2,318,495	2,341,505
3.000%, 06/01/33	932,098	941,349
3.500%, 11/01/33	6,338,215	6,491,290
3.500%, 01/01/34	7,796,303	7,998,663
Freddie Mac 30 Yr. Gold Pool
3.000%, 06/01/46	8,493,507	8,470,266
3.000%, 08/01/46	4,232,800	4,221,217
3.000%, 09/01/46	3,356,149	3,346,965
3.000%, 10/01/46	10,258,787	10,230,715
3.000%, 11/01/46	13,509,668	13,456,156
3.000%, 01/01/47	15,182,491	15,122,353
3.000%, 02/01/47	1,943,322	1,935,625
3.000%, 01/01/48	3,336,058	3,323,793
3.500%, 04/01/45	6,285,580	6,439,567
3.500%, 11/01/45	1,241,009	1,263,546
3.500%, 06/01/46	4,640,083	4,709,055
3.500%, 08/01/46	3,978,169	4,052,428
3.500%, 04/01/47	15,612,328	15,971,273
3.500%, 12/01/47	17,600,279	18,004,951
3.500%, 01/01/48	25,538,525	26,154,013
3.500%, 03/01/48	46,826,215	47,776,096
4.000%, 01/01/45	5,088,995	5,320,687
4.000%, 12/01/45	11,884,049	12,425,173

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.000%, 03/01/48	1,047,365	1,096,620
4.000%, 06/01/48	1,651,388	1,723,307
4.000%, 11/01/48	1,934,193	2,025,161
4.000%, 01/01/49	9,828,127	10,237,626
4.500%, 10/01/48	9,623,601	10,082,869
4.500%, TBA (a)	5,590,000	5,834,126
5.000%, 06/01/48	2,356,913	2,495,036
5.000%, 08/01/48	458,391	485,509
5.000%, 10/01/48	5,184,263	5,490,877
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO) 3.750%, 04/25/33	5,465,000	5,776,820
Freddie Mac REMICS (CMO) 3.000%, 04/15/48	4,705,151	4,654,275
Ginnie Mae II 30 Yr. Pool
3.000%, 10/20/46	3,175,853	3,196,952
3.000%, 12/20/46	9,657,861	9,722,015
3.000%, 04/20/47	1,823,912	1,835,193
3.000%, 11/20/47	11,372,221	11,430,140
3.500%, 04/20/46	7,123,442	7,293,481
3.500%, 05/20/46	3,249,744	3,327,313
3.500%, 06/20/46	733,971	751,493
3.500%, 11/20/46	10,645,864	10,900,080
3.500%, 01/20/47	1,890,977	1,935,951
3.500%, 09/20/47	4,432,504	4,533,704
3.500%, 11/20/47	15,738,869	16,095,119
3.500%, 12/20/47	8,979,777	9,182,563
3.500%, 02/20/48	12,828,053	13,116,189
4.000%, 11/20/47	4,799,552	4,959,186
4.000%, 12/20/47	4,492,487	4,641,907
4.000%, 03/20/48	4,034,999	4,169,203
4.000%, 10/20/48	8,624,701	8,911,560
4.500%, 02/20/47	6,700,840	7,039,413
4.500%, 06/20/47	12,750,126	13,244,732
5.000%, 06/20/47	5,807,432	6,122,924
5.000%, 09/20/47	3,492,812	3,674,623
Government National Mortgage Association (CMO) 3.500%, 09/20/48	4,374,796	4,481,336

		612,198,931

U.S. Treasury—27.1%
U.S. Treasury Bond 3.000%, 02/15/49 (c)	117,185,000	121,657,255
U.S. Treasury Inflation Indexed Notes
0.125%, 07/15/24 (d)	588,311	581,152
0.375%, 07/15/25 (d)	4,638,187	4,636,283
0.750%, 07/15/28 (d)	7,239,566	7,404,712
U.S. Treasury Notes
2.125%, 03/31/24	167,730,000	166,878,247
2.250%, 03/31/21	5,850,000	5,848,172
2.375%, 02/29/24 (c)	69,205,000	69,694,301
2.500%, 01/31/21	63,033,000	63,264,450
2.500%, 02/28/21	45,295,000	45,477,242

BHFTI-337

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.500%, 01/31/24 (c)	15,750,000	$15,940,723
2.625%, 02/15/29 (c)	51,560,000	52,563,003

		553,945,540

Total U.S. Treasury & Government Agencies (Cost $1,157,818,095)		1,166,144,471

Corporate Bonds & Notes—26.5%

Aerospace/Defense—0.5%
L3 Technologies, Inc. 4.400%, 06/15/28	4,935,000	5,183,094
Northrop Grumman Corp. 3.250%, 01/15/28 (c)	3,335,000	3,280,822
United Technologies Corp. 3.350%, 08/16/21	2,205,000	2,234,922

		10,698,838

Agriculture—0.2%
BAT Capital Corp.
3.557%, 08/15/27	1,209,000	1,145,684
4.390%, 08/15/37	830,000	749,489
4.540%, 08/15/47	920,000	806,949
Reynolds American, Inc. 6.875%, 05/01/20	1,000,000	1,040,071

		3,742,193

Airlines—0.3%
America West Airlines Pass-Through Trust
7.100%, 04/02/21 (c)	496,258	517,349
8.057%, 07/02/20	438,547	459,755
American Airlines Pass-Through Trust
4.000%, 07/15/25	1,173,170	1,192,410
4.950%, 01/15/23	510,611	528,738
U.S. Airways Pass-Through Trust
6.250%, 04/22/23	1,727,952	1,852,710
7.076%, 03/20/21	848,885	887,085

		5,438,047

Auto Manufacturers—1.1%
Ford Motor Credit Co. LLC
2.021%, 05/03/19	1,000,000	999,088
2.459%, 03/27/20	3,000,000	2,975,955
3.339%, 03/28/22	2,155,000	2,092,611
3.677%, 3M LIBOR + 0.880%, 10/12/21 (b)	2,205,000	2,136,345
5.596%, 01/07/22 (c)	4,986,000	5,143,946
8.125%, 01/15/20	4,175,000	4,327,085
General Motors Co. 4.875%, 10/02/23	3,875,000	4,036,895
General Motors Financial Co., Inc. 3.200%, 07/13/20 (c)	1,000,000	1,002,530

		22,714,455

Banks—5.3%
Bank of America Corp.
2.738%, 3M LIBOR + 0.370%, 01/23/22 (b)	1,673,000	1,666,920
3.004%, 3M LIBOR + 0.790%, 12/20/23 (b)	6,478,000	6,461,021
3.093%, 3M LIBOR + 1.090%, 10/01/25 (b)	3,345,000	3,319,231
3.419%, 3M LIBOR + 1.040%, 12/20/28 (b)	1,895,000	1,854,735
3.705%, 3M LIBOR + 1.512%, 04/24/28 (b) (c)	2,660,000	2,674,205
4.125%, 01/22/24 (c)	3,090,000	3,238,125
4.271%, 3M LIBOR + 1.310%, 07/23/29 (b)	1,780,000	1,855,144
5.000%, 01/21/44	1,500,000	1,695,489
Bank of New York Mellon Corp. (The) 2.661%, 3M LIBOR + 0.634%, 05/16/23 (b)	2,865,000	2,851,240
Citigroup, Inc. 3.668%, 3M LIBOR + 1.390%, 07/24/28 (b)	2,215,000	2,211,534
Goldman Sachs Group, Inc. (The)
3.272%, 3M LIBOR + 1.201%, 09/29/25 (b)	3,350,000	3,307,306
3.691%, 3M LIBOR + 1.510%, 06/05/28 (b) (c)	3,500,000	3,465,580
3.814%, 3M LIBOR + 1.158%, 04/23/29 (b)	2,230,000	2,210,683
3.850%, 07/08/24	1,595,000	1,629,507
4.223%, 3M LIBOR + 1.301%, 05/01/29 (b)	1,035,000	1,059,179
JPMorgan Chase & Co.
3.220%, 3M LIBOR + 1.155%, 03/01/25 (b)	4,695,000	4,702,464
3.509%, 3M LIBOR + 0.945%, 01/23/29 (b)	4,300,000	4,275,828
3.900%, 07/15/25	6,000,000	6,218,777
4.023%, 3M LIBOR + 1.000%, 12/05/24 (b)	5,195,000	5,393,217
Lloyds Bank plc 3.300%, 05/07/21	3,065,000	3,089,443
Lloyds Banking Group plc 2.907%, 3M LIBOR + 0.810%, 11/07/23 (b)	2,515,000	2,450,687
Morgan Stanley
3.691%, 3M LIBOR + 0.930%, 07/22/22 (b)	5,000,000	5,026,320
3.875%, 01/27/26	3,500,000	3,581,223
Santander UK Group Holdings plc 2.875%, 08/05/21	5,175,000	5,130,392
Santander UK plc 3.400%, 06/01/21	4,745,000	4,782,050
Wells Fargo & Co.
2.600%, 07/22/20 (c)	5,175,000	5,167,686
2.625%, 07/22/22	9,260,000	9,194,415
3.000%, 04/22/26 (c)	6,860,000	6,708,796
3.000%, 10/23/26	600,000	585,747
3.550%, 09/29/25	2,095,000	2,132,490

		107,939,434

Beverages—0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.900%, 02/01/46 (144A)	4,435,000	4,456,781
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 01/23/29	2,045,000	2,177,567
Bacardi, Ltd.
4.700%, 05/15/28 (144A)	1,105,000	1,106,581
5.300%, 05/15/48 (144A)	1,105,000	1,060,926

		8,801,855

BHFTI-338

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—0.7%
Amgen, Inc. 4.400%, 05/01/45	4,100,000	$4,042,965
Baxalta, Inc.
2.875%, 06/23/20	298,000	297,607
4.000%, 06/23/25	744,000	763,609
Biogen, Inc. 5.200%, 09/15/45 (c)	1,100,000	1,167,131
Celgene Corp. 5.000%, 08/15/45	4,250,000	4,467,780
Gilead Sciences, Inc.
3.700%, 04/01/24	1,500,000	1,549,971
4.750%, 03/01/46	940,000	985,705

		13,274,768

Chemicals—0.2%
International Flavors & Fragrances, Inc. 5.000%, 09/26/48	2,970,000	3,123,554

Commercial Services—0.2%
IHS Markit, Ltd.
4.750%, 02/15/25 (144A)	1,000,000	1,039,970
4.750%, 08/01/28 (c)	1,500,000	1,569,465
5.000%, 11/01/22 (144A)	1,535,000	1,601,466

		4,210,901

Computers—0.1%
Apple, Inc. 4.650%, 02/23/46	998,000	1,129,702

Diversified Financial Services—1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.500%, 05/15/21 (c)	3,380,000	3,453,512
Air Lease Corp.
3.500%, 01/15/22 (c)	3,500,000	3,533,113
4.750%, 03/01/20	3,385,000	3,438,288
GE Capital International Funding Co.
2.342%, 11/15/20	7,100,000	7,011,258
4.418%, 11/15/35	5,645,000	5,230,959
Raymond James Financial, Inc. 4.950%, 07/15/46	1,635,000	1,732,370

		24,399,500

Electric—2.4%
Appalachian Power Co.
3.300%, 06/01/27 (c)	760,000	751,082
4.450%, 06/01/45	1,440,000	1,486,023
Duke Energy Carolinas LLC 4.250%, 12/15/41	3,300,000	3,503,883
Duke Energy Florida LLC 2.100%, 12/15/19	1,263,750	1,261,000
Duke Energy Progress LLC
4.100%, 05/15/42	1,000,000	1,038,264
4.100%, 03/15/43	2,325,000	2,411,039
Duquesne Light Holdings, Inc. 6.400%, 09/15/20 (144A)	3,250,000	3,392,742

Electric—(Continued)
El Paso Electric Co. 3.300%, 12/15/22	825,000	812,398
Entergy Corp. 4.000%, 07/15/22	3,000,000	3,083,187
FirstEnergy Transmission LLC 4.350%, 01/15/25 (144A)	3,430,000	3,581,978
Florida Power & Light Co. 3.950%, 03/01/48 (c)	1,500,000	1,567,425
International Transmission Co. 4.625%, 08/15/43	2,750,000	2,951,572
Kansas City Power & Light Co. 4.200%, 03/15/48	2,250,000	2,341,129
MidAmerican Energy Co.
4.800%, 09/15/43	905,000	1,031,233
NextEra Energy Capital Holdings, Inc. 3.218%, 3M LIBOR + 0.480%, 05/04/21 (b)	6,600,000	6,597,302
PacifiCorp 3.350%, 07/01/25 (c)	2,000,000	2,003,591
Pennsylvania Electric Co.
3.250%, 03/15/28 (144A)	570,000	550,596
4.150%, 04/15/25 (144A) (c)	2,800,000	2,856,749
Public Service Co. of New Mexico 3.850%, 08/01/25	3,135,000	3,171,957
Southwestern Electric Power Co. 4.100%, 09/15/28	3,000,000	3,122,170
Xcel Energy, Inc. 3.300%, 06/01/25 (c)	2,375,000	2,398,798

		49,914,118

Food—1.2%
Campbell Soup Co. 3.115%, 3M LIBOR + 0.500%, 03/16/20 (b)	3,250,000	3,242,383
Conagra Brands, Inc. 5.400%, 11/01/48 (c)	1,025,000	1,032,161
General Mills, Inc.
4.200%, 04/17/28 (c)	1,500,000	1,559,666
4.700%, 04/17/48	790,000	791,048
Kraft Heinz Foods Co.
3.950%, 07/15/25	4,450,000	4,485,080
5.200%, 07/15/45	3,270,000	3,154,678
Kroger Co. (The) 5.400%, 01/15/49	2,065,000	2,146,314
Mondelez International Holdings Netherlands B.V.
2.000%, 10/28/21 (144A) (c)	3,580,000	3,490,200
3.375%, 3M LIBOR + 0.610%, 10/28/19 (144A) (b)	3,400,000	3,407,112
Tyson Foods, Inc. 4.000%, 03/01/26	1,930,000	1,971,585

		25,280,227

Gas—0.3%
Southern Co. Gas Capital Corp. 3.250%, 06/15/26	4,000,000	3,904,501
Spire, Inc. 4.700%, 08/15/44 (c)	1,000,000	1,075,421

		4,979,922

BHFTI-339

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—0.2%
Becton Dickinson & Co.
2.894%, 06/06/22	2,000,000	$1,989,486
3.476%, 3M LIBOR + 0.875%, 12/29/20 (b)	2,250,000	2,250,207

		4,239,693

Healthcare-Services—1.5%
Aetna, Inc. 2.800%, 06/15/23	2,000,000	1,964,929
Anthem, Inc. 3.650%, 12/01/27	2,235,000	2,231,648
Cigna Holding Co. 3.050%, 10/15/27	3,350,000	3,175,890
Fresenius Medical Care U.S. Finance II, Inc.
5.625%, 07/31/19 (144A)	4,680,000	4,710,076
Hartford HealthCare Corp. 5.746%, 04/01/44	1,000,000	1,158,203
HCA, Inc.
5.000%, 03/15/24	2,000,000	2,117,783
5.250%, 04/15/25	1,000,000	1,071,920
Humana, Inc. 2.500%, 12/15/20	4,295,000	4,262,887
New York and Presbyterian Hospital (The) 3.563%, 08/01/36	4,490,000	4,362,970
NYU Hospitals Center 4.428%, 07/01/42	1,756,000	1,851,959
Providence St. Joseph Health Obligated Group 2.746%, 10/01/26	1,015,000	964,749
UnitedHealth Group, Inc.
4.250%, 04/15/47	1,995,000	2,089,230
4.750%, 07/15/45	1,000,000	1,132,050

		31,094,294

Insurance—0.5%
Berkshire Hathaway Finance Corp. 4.400%, 05/15/42	3,700,000	3,959,651
Farmers Exchange Capital III 5.454%, 3M LIBOR + 3.454%, 10/15/54 (144A) (b)	3,530,000	3,467,166
Teachers Insurance & Annuity Association of America 4.375%, 3M LIBOR + 2.661%, 09/15/54 (144A) (b)	3,500,000	3,618,765

		11,045,582

Media—0.9%
CBS Corp.
2.900%, 06/01/23 (c)	2,000,000	1,976,454
3.700%, 06/01/28	2,703,000	2,633,636
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 6.484%, 10/23/45	1,715,000	1,924,246
Comcast Corp.
4.400%, 08/15/35	1,500,000	1,568,369
4.600%, 10/15/38	6,380,000	6,840,192
Time Warner Cable LLC 5.875%, 11/15/40	3,200,000	3,329,560

		18,272,457

Miscellaneous Manufacturing—1.0%
General Electric Co.
2.200%, 01/09/20	5,000,000	4,967,827
4.625%, 01/07/21 (c)	3,330,000	3,419,277
4.650%, 10/17/21	2,030,000	2,104,237
5.500%, 01/08/20 (c)	2,000,000	2,043,384
5.550%, 05/04/20	1,600,000	1,642,038
5.550%, 01/05/26	3,115,000	3,300,062
Siemens Financieringsmaatschappij NV 2.000%, 09/15/23 (144A)	3,420,000	3,299,206

		20,776,031

Oil & Gas—0.6%
Anadarko Petroleum Corp. 4.500%, 07/15/44	620,000	585,275
Canadian Natural Resources, Ltd.
3.850%, 06/01/27 (c)	892,000	893,599
Concho Resources, Inc. 3.750%, 10/01/27 (c)	2,272,000	2,255,468
Devon Energy Corp. 5.000%, 06/15/45	202,000	211,925
Noble Energy, Inc. 5.050%, 11/15/44	1,050,000	1,045,001
Petroleos Mexicanos
5.350%, 02/12/28	1,045,000	969,760
6.500%, 03/13/27 (c)	1,045,000	1,049,399
6.500%, 01/23/29 (c)	4,495,000	4,454,545
Shell International Finance B.V. 4.375%, 05/11/45	650,000	711,365

		12,176,337

Packaging & Containers—0.3%
Amcor Finance USA, Inc.
3.625%, 04/28/26 (144A)	2,625,000	2,572,368
4.500%, 05/15/28 (144A) (c)	450,000	473,043
WRKCo, Inc. 4.900%, 03/15/29 (c)	2,080,000	2,257,266

		5,302,677

Pharmaceuticals—1.3%
AbbVie, Inc.
3.200%, 05/14/26	650,000	632,457
4.250%, 11/14/28	1,000,000	1,022,336
4.300%, 05/14/36	1,273,000	1,214,189
Allergan Finance LLC 3.250%, 10/01/22	1,435,000	1,435,884
Allergan Funding SCS 4.550%, 03/15/35	775,000	760,024
AstraZeneca plc 3.125%, 06/12/27	2,481,000	2,430,201
Bayer U.S. Finance LLC 4.375%, 12/15/28 (144A) (c)	4,430,000	4,406,646
Cigna Corp.
4.375%, 10/15/28 (144A)	2,500,000	2,591,180
4.900%, 12/15/48 (144A) (c)	2,500,000	2,587,241

BHFTI-340

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
CVS Health Corp.
3.875%, 07/20/25 (c)	1,950,000	$1,974,653
5.050%, 03/25/48	5,585,000	5,629,312
5.125%, 07/20/45	615,000	627,165
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/26	1,500,000	1,450,469

		26,761,757

Pipelines—1.5%
Enbridge Energy Partners L.P. 5.875%, 10/15/25	1,000,000	1,132,990
Energy Transfer Operating L.P.
5.150%, 03/15/45	5,065,000	4,883,933
6.500%, 02/01/42 (c)	700,000	778,696
Energy Transfer Partners L.P. / Regency Energy Finance Corp. 5.000%, 10/01/22 (c)	1,260,000	1,328,836
Kinder Morgan, Inc.
3.050%, 12/01/19	921,000	921,915
4.300%, 03/01/28 (c)	1,761,000	1,820,147
Plains All American Pipeline L.P. / PAA Finance Corp. 4.650%, 10/15/25	2,340,000	2,439,448
Ruby Pipeline LLC 6.000%, 04/01/22 (144A) (c)	4,204,545	4,109,943
Sabine Pass Liquefaction LLC
5.625%, 03/01/25 (c)	625,000	687,269
5.750%, 05/15/24 (c)	920,000	1,014,378
TC PipeLines L.P. 4.650%, 06/15/21	3,840,000	3,937,539
Texas Eastern Transmission L.P. 2.800%, 10/15/22 (144A)	3,275,000	3,228,271
Williams Partners L.P.
3.600%, 03/15/22 (c)	3,490,000	3,539,988
3.900%, 01/15/25	1,000,000	1,021,290

		30,844,643

Real Estate Investment Trusts—2.5%
Alexandria Real Estate Equities, Inc. 4.600%, 04/01/22 (c)	5,292,000	5,528,388
American Campus Communities Operating Partnership L.P.
3.750%, 04/15/23	1,500,000	1,520,858
4.125%, 07/01/24	2,750,000	2,812,448
Boston Properties L.P.
2.750%, 10/01/26	2,000,000	1,896,452
3.200%, 01/15/25	2,235,000	2,218,733
CC Holdings GS V LLC / Crown Castle GS III Corp. 3.849%, 04/15/23	3,200,000	3,277,763
GLP Capital L.P. / GLP Financing II, Inc.
5.300%, 01/15/29 (c)	2,180,000	2,289,392
5.375%, 04/15/26	3,160,000	3,301,884
5.750%, 06/01/28 (c)	2,000,000	2,147,400
HCP, Inc.
4.000%, 12/01/22 (c)	1,975,000	2,029,515
4.250%, 11/15/23 (c)	3,216,000	3,352,617
Healthcare Realty Trust, Inc. 3.750%, 04/15/23	1,850,000	1,862,910

Real Estate Investment Trusts—(Continued)
Healthcare Trust of America Holdings L.P. 3.500%, 08/01/26	1,885,000	1,828,776
Life Storage L.P. 3.875%, 12/15/27 (c)	2,500,000	2,451,452
SL Green Operating Partnership L.P. 3.250%, 10/15/22	2,038,000	2,030,000
Ventas Realty L.P.
3.125%, 06/15/23 (c)	590,000	592,676
3.250%, 10/15/26	2,500,000	2,429,401
4.125%, 01/15/26	4,750,000	4,879,444
Welltower, Inc.
3.750%, 03/15/23 (c)	1,000,000	1,026,061
5.250%, 01/15/22	2,835,000	2,992,678

		50,468,848

Retail—0.3%
Alimentation Couche-Tard, Inc. 3.550%, 07/26/27 (144A)	2,750,000	2,690,414
Home Depot, Inc. (The) 3.900%, 12/06/28 (c)	60,000	63,856
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26	1,280,000	1,253,650
4.800%, 11/18/44	2,300,000	2,209,466

		6,217,386

Semiconductors—0.2%
Analog Devices, Inc. 2.850%, 03/12/20	1,470,000	1,470,480
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 2.375%, 01/15/20	3,500,000	3,482,541

		4,953,021

Telecommunications—1.5%
AT&T, Inc.
4.350%, 06/15/45	1,500,000	1,378,813
4.750%, 05/15/46	1,495,000	1,466,563
4.800%, 06/15/44	2,575,000	2,532,415
4.850%, 03/01/39	1,368,000	1,375,171
5.250%, 03/01/37	6,665,000	7,025,016
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.360%, 09/20/21 (144A)	625,000	624,813
4.738%, 03/20/25 (144A)	5,475,000	5,536,594
5.152%, 03/20/28 (144A)	1,000,000	1,022,500
Verizon Communications, Inc.
4.016%, 12/03/29 (144A) (c)	2,380,000	2,459,599
4.812%, 03/15/39 (c)	1,470,000	1,580,553
5.250%, 03/16/37	1,855,000	2,091,610
Vodafone Group plc
3.750%, 01/16/24 (c)	2,190,000	2,209,513
4.375%, 05/30/28 (c)	2,000,000	2,034,735

		31,337,895

BHFTI-341

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—0.1%
Burlington Northern Santa Fe LLC 4.550%, 09/01/44	605,000	$665,454
Union Pacific Corp. 3.950%, 09/10/28	2,000,000	2,099,368

		2,764,822

Total Corporate Bonds & Notes (Cost $533,731,262)		541,902,957

Asset-Backed Securities—9.7%

Asset-Backed - Home Equity—1.8%
Asset Backed Securities Corp. Home Equity Loan Trust 2.646%, 1M LIBOR + 0.160%, 05/25/36 (b)	1,950,236	1,934,946
Asset-Backed Funding Certificates Trust
2.626%, 1M LIBOR + 0.140%, 09/25/36 (b)	5,213,455	5,084,919
3.116%, 1M LIBOR + 0.630%, 03/25/35 (b)	2,834,306	2,831,766
JPMorgan Mortgage Acquisition Corp. 3.191%, 1M LIBOR + 0.705%, 06/25/35 (b)	5,872,256	5,877,196
MASTR Asset-Backed Securities Trust 3.086%, 1M LIBOR + 0.600%, 01/25/36 (b)	3,138,635	3,141,610
New Century Home Equity Loan Trust 3.266%, 1M LIBOR + 0.780%, 08/25/34 (b)	9,597,715	9,513,941
Option One Mortgage Loan Trust
3.146%, 1M LIBOR + 0.660%, 05/25/35 (b)	2,712,259	2,711,144
Option One Mortgage Loan Trust Asset-Backed Certificates 2.926%, 1M LIBOR + 0.440%, 11/25/35 (b)	5,712,245	5,711,659

		36,807,181

Asset-Backed - Other—2.6%
Ameriquest Mortgage Securities Trust 2.876%, 1M LIBOR + 0.390%, 03/25/36 (b)	2,599,880	2,588,406
AMMC CLO 19, Ltd. 4.287%, 3M LIBOR + 1.500%, 10/15/28 (144A) (b)	4,000,000	4,000,460
AtriumI 3.591%, 3M LIBOR + 0.830%, 04/22/27 (144A) (b)	5,200,000	5,168,639
CIFC Funding, Ltd. 3.903%, 3M LIBOR + 1.130%, 10/17/30 (144A) (b)	5,375,000	5,354,392
Dryden 71 CLO, Ltd. 3.843%, 3M LIBOR + 1.150%, 01/15/29 (144A) (b)	1,600,000	1,599,984
GSAMP Trust 3.166%, 1M LIBOR + 0.680%, 10/25/34 (b)	4,268,067	4,224,530
Magnetite, Ltd. 3.771%, 3M LIBOR + 1.000%, 07/25/26 (144A) (b)	4,091,926	4,089,238
Structured Asset Investment Loan Trust 3.286%, 1M LIBOR + 0.800%, 07/25/34 (b)	3,047,253	3,001,150
Structured Asset Securities Corp. Mortgage Loan Trust 3.206%, 1M LIBOR + 0.720%, 07/25/35 (b)	4,811,136	4,815,515
Towd Point Mortgage Trust
2.500%, 11/25/60 (144A) (b)	3,912,039	3,851,140
2.750%, 10/25/56 (144A) (b)	9,447,810	9,343,755
Voya CLO, Ltd. 3.742%, 3M LIBOR + 0.970%, 07/23/27 (144A) (b)	5,200,000	5,186,854

		53,224,063

Asset-Backed - Student Loan—5.3%
Navient Student Loan Trust
3.536%, 1M LIBOR + 1.050%, 07/26/66 (144A) (b)	5,600,000	5,655,917
3.986%, 1M LIBOR + 1.500%, 10/25/58 (b)	2,470,000	2,466,696
SLC Student Loan Trust
2.771%, 3M LIBOR + 0.160%, 09/15/39 (b)	11,000,000	10,503,042
2.771%, 3M LIBOR + 0.160%, 03/15/55 (b)	8,310,000	7,985,846
SLM Student Loan Trust
2.831%, 3M LIBOR + 0.060%, 01/25/22 (b)	10,320,000	10,109,741
2.921%, 3M LIBOR + 0.150%, 10/25/29 (b)	6,957,023	6,908,318
3.101%, 3M LIBOR + 0.330%, 01/25/22 (b)	3,927,661	3,859,259
3.141%, 3M LIBOR + 0.370%, 01/25/40 (b)	4,322,638	4,029,978
3.236%, 1M LIBOR + 0.750%, 05/26/26 (b)	7,132,838	7,060,778
3.321%, 3M LIBOR + 0.550%, 10/25/64 (144A) (b)	5,700,000	5,665,494
3.521%, 3M LIBOR + 0.750%, 10/25/40 (b)	10,240,000	10,233,669
3.538%, 1M LIBOR + 0.750%, 01/25/45 (144A) (b)	3,517,864	3,500,252
3.811%, 3M LIBOR + 1.200%, 12/15/33 (144A) (b)	5,316,796	5,318,331
3.871%, 3M LIBOR + 1.100%, 07/25/23 (b)	7,413,770	7,413,624
4.271%, 3M LIBOR + 1.500%, 04/25/23 (b)	3,558,559	3,599,560
4.286%, 1M LIBOR + 1.800%, 09/25/43 (b)	5,800,000	5,772,070
Wachovia Student Loan Trust 2.941%, 3M LIBOR + 0.170%, 04/25/40 (144A) (b)	7,500,000	7,302,398

		107,384,973

Total Asset-Backed Securities (Cost $193,043,543)		197,416,217

Mortgage-Backed Securities—5.4%

Collateralized Mortgage Obligations—3.8%
Banc of America Funding Trust 2.500%, 03/25/40 (144A) (b)	8,192,078	7,997,506
BCAP LLC Trust 2.670%, 1M LIBOR + 0.180%, 05/26/36 (144A) (b)	1,295,323	1,303,365
CIM Trust 3.750%, 07/25/58 (144A) (b)	9,194,954	9,260,515
Citigroup Mortgage Loan Trust, Inc. 2.690%, 1M LIBOR + 0.210%, 05/20/47 (144A) (b)	616,880	617,224
Credit Suisse Mortgage Trust
2.770%, 1M LIBOR + 0.280%, 04/27/47 (144A) (b)	1,656,564	1,626,789
3.172%, 09/27/46 (144A) (b)	2,567,509	2,513,288
3.850%, 09/25/57 (144A) (b)	10,167,092	10,324,960
4.250%, 01/27/36 (144A) (b)	447,602	450,564
GS Mortgage-Backed Securities Trust 3.750%, 10/25/57 (144A)	9,212,435	9,354,962
Morgan Stanley Resecuritization Trust
3.390%, 1M LIBOR + 0.450%, 08/26/47 (144A) (b)	3,607,539	3,568,615
4.021%, 01/26/51 (144A) (b)	624,821	623,966
4.099%, 08/26/47 (144A) (b)	5,234,565	5,236,194
Nomura Resecuritization Trust
2.513%, 1M LIBOR + 0.426%, 02/25/37 (144A) (b)	2,049,161	2,009,304
2.790%, 1M LIBOR + 0.300%, 08/26/37 (144A) (b)	1,843,898	1,805,706
3.010%, 11/26/35 (144A) (b)	4,872,728	4,816,510
4.153%, 03/26/37 (144A) (b)	1,860,786	1,877,496
Structured Adjustable Rate Mortgage Loan Trust 3.161%, 1M LIBOR + 0.675%, 01/25/35 (b)	1,501,633	1,493,803

BHFTI-342

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
WaMu Mortgage Pass-Through Certificates Trust
2.776%, 1M LIBOR + 0.290%, 10/25/45 (b)	5,192,408	$5,094,398
4.096%, 06/25/34 (b)	8,611,620	8,801,870

		78,777,035

Commercial Mortgage-Backed Securities—1.6%
225 Liberty Street Trust 3.597%, 02/10/36 (144A)	2,085,000	2,142,647
BAMLL Commercial Mortgage Securities Trust 4.091%, 08/10/38 (144A) (b)	3,265,000	3,490,593
BB-UBS Trust 3.430%, 11/05/36 (144A)	2,160,000	2,195,985
CALI Mortgage Trust 3.957%, 03/10/39 (144A)	2,200,000	2,312,942
CGRBS Commercial Mortgage Trust 3.369%, 03/13/35 (144A)	2,190,000	2,237,443
Commercial Mortgage Trust
3.545%, 02/10/36 (144A)	1,865,000	1,904,860
3.611%, 08/10/49 (144A) (b)	1,810,000	1,878,259
4.353%, 08/10/30 (144A)	1,845,000	1,947,430
Core Industrial Trust 3.040%, 02/10/34 (144A)	2,125,024	2,139,427
JPMorgan Chase Commercial Mortgage Securities Trust 3.093%, 07/05/32 (144A)	533,359	538,297
Madison Avenue Trust 3.843%, 10/12/32 (144A)	1,155,000	1,166,286
Morgan Stanley Capital Trust
3.350%, 07/13/29 (144A)	1,600,000	1,620,470
3.727%, 10/12/50 (144A)	2,150,000	2,198,172
RBS Commercial Funding, Inc. Trust 3.834%, 01/15/32 (144A) (b)	2,475,000	2,555,474
SFAVE Commercial Mortgage Securities Trust 3.872%, 01/05/43 (144A) (b)	1,519,000	1,524,529
Wells Fargo Commercial Mortgage Trust 2.710%, 03/18/28 (144A) (b)	2,000,000	1,990,363

		31,843,177

Total Mortgage-Backed Securities (Cost $109,613,767)		110,620,212

Municipals—0.5%
New York City Transitional Finance Authority, Future Tax Secured Revenue 4.200%, 11/01/30	1,250,000	1,338,950
5.267%, 05/01/27	2,150,000	2,451,752
New York City Water & Sewer System Revenue, Build America Bond 6.011%, 06/15/42	1,300,000	1,773,525
New York City, General Obligation Unlimited, Build America Bond 5.968%, 03/01/36	1,750,000	2,214,800
University of California CA, Revenue 4.601%, 05/15/31	2,855,000	3,186,266

Total Municipals (Cost $10,847,137)		10,965,293

Short-Term Investments—7.3%
Security Description	Shares/ Principal Amount*	Value

Commercial Paper—0.1%
Ford Motor Credit Co. LLC 2.350%, 04/04/19 (e)	2,500,000	2,498,735

Mutual Fund—7.1%
State Street Institutional Liquid Reserves Fund Trust Class, 2.480% (f)	145,050,550	145,079,560

U.S. Treasury—0.1%
U.S. Treasury Bill 2.400%, 06/20/19 (e) (g)	1,980,000	1,969,598

Total Short-Term Investments (Cost $149,548,356)		149,547,893

Securities Lending Reinvestments (h)—12.2%

Certificates of Deposit—7.5%
ABN AMRO Bank NV Zero Coupon, 07/05/19	11,894,791	11,916,240
Banco Del Estado De Chile New York 2.838%, 1M LIBOR + 0.350%, 05/20/19 (b)	2,000,000	2,000,710
Banco Santander S.A. 2.790%, 04/16/19	2,000,000	2,000,342
Bank of Montreal (Chicago) 2.813%, 1M LIBOR + 0.330%, 08/06/19 (b)	5,000,000	5,004,830
Bank of Nova Scotia 2.860%, SOFR + 0.430%, 05/16/19 (b)	4,000,000	3,999,997
Barclays Bank plc 2.950%, 08/02/19	3,000,000	3,000,810
BNP Paribas S.A. New York
2.624%, 1M LIBOR + 0.140%, 09/16/19 (b)	2,000,000	1,999,988
2.784%, 3M LIBOR + 0.050%, 11/06/19 (b)	2,000,000	2,000,000
Canadian Imperial Bank of Commerce 2.734%, 1M LIBOR + 0.250%, 10/15/19 (b)	5,000,000	5,004,100
Commonwealth Bank of Australia 2.901%, 3M LIBOR + 0.140%, 04/23/19 (b)	2,000,000	2,000,492
Cooperative Rabobank UA 2.995%, 3M LIBOR + 0.200%, 04/05/19 (b)	4,000,000	4,000,268
Credit Agricole S.A. 2.807%, 1M LIBOR + 0.320%, 05/21/19 (b)	7,000,000	7,001,806
Credit Industriel et Commercial
Zero Coupon, 08/01/19	1,970,832	1,982,020
2.887%, 3M LIBOR + 0.090%, 10/15/19 (b)	5,000,000	5,001,815
Credit Suisse AG 2.620%, 04/01/19	10,000,000	10,000,140
HSBC Bank USA, N.A. 2.738%, 3M LIBOR + 0.000%, 08/05/19 (b)	3,000,000	2,999,731
Industrial & Commercial Bank of China, Ltd. 2.710%, 05/21/19	4,000,000	4,000,336
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 06/21/19	2,979,971	2,982,366
2.643%, 1M LIBOR + 0.150%, 09/11/19 (b)	2,000,000	1,999,996
Mizuho Bank, Ltd., New York
2.652%, 1M LIBOR + 0.160%, 09/12/19 (b)	2,000,000	2,000,000
2.789%, 1M LIBOR + 0.300%, 05/01/19 (b)	5,000,000	5,000,985
2.908%, 04/03/19	2,003,187	1,999,825

BHFTI-343

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (b)	3,000,000	$3,000,198
Societe Generale 2.899%, 3M LIBOR + 0.160%, 05/07/19 (b)	4,000,000	4,001,008
Standard Chartered plc
2.812%, 1M LIBOR + 0.330%, 05/17/19 (b)	3,000,000	3,000,549
3.009%, 3M LIBOR + 0.230%, 04/24/19 (b)	5,000,000	5,000,620
State Street Bank and Trust 2.754%, 1M LIBOR + 0.270%, 05/15/19 (b)	5,000,000	5,001,145
Sumitomo Mitsui Banking Corp. 2.683%, 1M LIBOR + 0.190%, 04/11/19 (b)	10,000,000	10,000,380
Sumitomo Mitsui Banking Corp., New York 2.690%, 1M LIBOR + 0.200%, 04/03/19 (b)	2,000,016	2,000,032
Sumitomo Mitsui Trust Bank, Ltd. 2.600%, 07/05/19	5,000,000	5,000,255
Svenska Handelsbanken AB 2.940%, 1M LIBOR + 0.450%, 04/03/19 (b)	5,000,000	5,000,275
U.S. Bank N.A. 2.746%, 1M LIBOR + 0.260%, 07/23/19 (b)	5,000,000	5,002,050
Wells Fargo Bank N.A.
2.939%, 3M LIBOR + 0.140%, 07/11/19 (b)	7,500,000	7,499,411
2.975%, 3M LIBOR + 0.210%, 10/25/19 (b)	5,000,000	5,000,000
Westpac Banking Corp. 2.710%, FEDEFF PRV + 0.300%, 02/14/20 (b)	7,000,000	6,999,960

		154,402,680

Commercial Paper—3.0%
Alpine Securities Ltd. 2.669%, 1M LIBOR + 0.180%, 04/03/19 (b)	4,000,000	4,000,052
Barton Capital S.A. 2.650%, 05/02/19	1,986,750	1,995,160
China Construction Bank Corp.
2.840%, 04/29/19	2,977,753	2,993,370
2.860%, 04/18/19	2,978,550	2,995,743
HSBC Bank plc 2.819%, 1M LIBOR + 0.320%, 07/30/19 (b)	4,000,000	4,000,000
Industrial & Commercial Bank of China, Corp.
2.880%, 04/18/19	4,964,000	4,992,605
2.920%, 04/15/19	1,984,751	1,997,488
ING Funding LLC 2.778%, 3M LIBOR + 0.040%, 11/04/19 (b)	10,000,000	10,001,390
Matchpoint Finance plc
2.450%, 04/01/19	1,999,592	1,999,562
2.890%, 05/08/19	2,956,409	2,991,177
Royal Bank of Canada 2.957%, 3M LIBOR + 0.160%, 01/14/20 (b)	2,000,000	2,002,090
Sheffield Receivables Co. 2.900%, SOFR + 0.470%, 05/30/19 (b)	7,000,000	7,000,000
Toyota Motor Credit Corp. 2.620%, 08/29/19	9,871,183	9,891,150
Westpac Banking Corp. 2.766%, 1M LIBOR + 0.280%, 05/24/19 (b)	5,000,000	5,002,135

		61,861,922

Repurchase Agreements—1.6%
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $5,039,297; collateralized by various Common Stock with an aggregate market value of $5,501,380.	5,000,000	5,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $5,013,611; collateralized by various Common Stock with an aggregate market value of $5,500,001.	5,000,000	5,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $14,899; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $15,194.	14,896	14,896
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $14,154; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $14,434.	14,151	14,151
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $100,021; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $102,000.	100,000	100,000
Goldman Sachs & Co. Repurchase Agreement dated 03/29/19 at 2.520%, due on 04/01/19 with a maturity value of $5,347,339; collateralized by U.S. Treasury Obligations with rates ranging from 2.500% - 6.500%, maturity dates ranging from 11/15/19 - 06/15/58, and an aggregate market value of $5,453,141.	5,346,216	5,346,216
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $5,542,365; collateralized by various Common Stock with an aggregate market value of $6,050,000.	5,500,000	5,500,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $503,962; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $535,678.	500,000	500,000
Repurchase Agreement dated 03/29/19 at 2.600%, due on 04/05/19 with a maturity value of $10,005,056; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 7.125%, maturity dates ranging from 10/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $10,829,640.	10,000,000	10,000,000

BHFTI-344

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/16/18 at 2.510%, due on 04/01/19 with a maturity value of $1,950,472; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $2,113,183.	1,900,000	$1,900,000

		33,375,263

Time Deposit—0.1%
Den Norske Bank 2.350%, 04/01/19	2,000,000	2,000,000

Total Securities Lending Reinvestments (Cost $251,614,098)		251,639,865

Total Investments—118.6% (Cost $2,406,216,258)		2,428,236,908
Other assets and liabilities (net)—(18.6)%		(381,228,110)

Net Assets—100.0%		$2,047,008,798

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $245,273,510 and the collateral received consisted of cash in the amount of $251,443,048. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(d)	Principal amount of security is adjusted for inflation.
(e)	The rate shown represents current yield to maturity.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2019.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2019, the market value of securities pledged was $1,969,598.
(h)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2019, the market value of 144A securities was $235,209,921, which is 11.5% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation
U.S. Treasury Note 2 Year Futures	06/28/19	1,010	USD	215,224,688	$840,054
U.S. Treasury Note 5 Year Futures	06/28/19	902	USD	104,476,969	973,568
U.S. Treasury Ultra Long Bond Futures	06/19/19	71	USD	11,928,000	452,696

Net Unrealized Appreciation					$2,266,318

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)[1]
Pay	3M LIBOR	Quarterly	3.071%	Semi-Annually	11/21/21	USD	112,995,000	$1,792,327	$—	$1,792,327
Receive	3M LIBOR	Semi-Annually	3.082%	Quarterly	11/21/24	USD	46,455,000	(1,769,564)	—	(1,769,564)

Totals								$22,763	$—	$22,763

(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

BHFTI-345

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,166,144,471	$—	$1,166,144,471
Total Corporate Bonds & Notes*	—	541,902,957	—	541,902,957
Total Asset-Backed Securities*	—	197,416,217	—	197,416,217
Total Mortgage-Backed Securities*	—	110,620,212	—	110,620,212
Total Municipals	—	10,965,293	—	10,965,293
Total Short-Term Investments*	145,079,560	4,468,333	—	149,547,893
Total Securities Lending Reinvestments*	—	251,639,865	—	251,639,865
Total Investments	$145,079,560	$2,283,157,348	$—	$2,428,236,908

Collateral for Securities Loaned (Liability)	$—	$(251,443,048)	$—	$(251,443,048)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,266,318	$—	$—	$2,266,318
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,792,327	$—	$1,792,327
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(1,769,564)	—	(1,769,564)
Total Centrally Cleared Swap Contracts	$—	$22,763	$—	$22,763

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 3 to Level 2 in the amount of $1,600,026 were due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be significant observable inputs.

BHFTI-346

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—99.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
Textron, Inc.	332,825	$16,860,914

Airlines—0.8%
Alaska Air Group, Inc. (a)	134,300	7,536,916

Auto Components—1.5%
BorgWarner, Inc.	370,938	14,247,729

Banks—3.4%
Prosperity Bancshares, Inc. (a)	228,400	15,773,304
SunTrust Banks, Inc.	290,275	17,198,794

		32,972,098

Building Products—1.3%
Owens Corning	256,900	12,105,128

Capital Markets—1.5%
E*Trade Financial Corp.	313,313	14,547,123

Chemicals—2.0%
Eastman Chemical Co.	251,400	19,076,232

Commercial Services & Supplies—1.2%
Republic Services, Inc.	140,841	11,320,800

Communications Equipment—1.5%
Motorola Solutions, Inc. (a)	103,400	14,519,428

Construction & Engineering—1.3%
Quanta Services, Inc. (a)	345,150	13,025,961

Containers & Packaging—2.6%
AptarGroup, Inc. (a)	81,700	8,692,063
Avery Dennison Corp.	73,750	8,333,750
Packaging Corp. of America (a)	81,056	8,055,345

		25,081,158

Electric Utilities—2.9%
Alliant Energy Corp.	295,142	13,910,042
Xcel Energy, Inc.	251,870	14,157,613

		28,067,655

Electrical Equipment—1.0%
Hubbell, Inc. (a)	83,784	9,884,836

Electronic Equipment, Instruments & Components—3.2%
Coherent, Inc. (a) (b)	73,050	10,352,646
Flex, Ltd. (b)	1,202,546	12,025,460
Keysight Technologies, Inc. (b)	94,073	8,203,166

		30,581,272

Entertainment—1.5%
Cinemark Holdings, Inc. (a)	362,230	14,485,578

Equity Real Estate Investment Trusts—7.1%
Healthcare Trust of America, Inc. - Class A	605,250	17,304,097
Highwoods Properties, Inc. (a)	205,375	9,607,443
Lamar Advertising Co. - Class A (a)	213,734	16,940,557
National Retail Properties, Inc. (a)	215,976	11,962,911
Public Storage	60,625	13,202,912

		69,017,920

Food & Staples Retailing—3.0%
Kroger Co. (The) (a)	582,025	14,317,815
Sysco Corp.	216,953	14,483,782

		28,801,597

Food Products—4.3%
Archer-Daniels-Midland Co.	505,782	21,814,378
Hormel Foods Corp. (a)	274,236	12,274,803
Ingredion, Inc. (a)	75,101	7,111,314

		41,200,495

Health Care Equipment & Supplies—0.8%
STERIS plc (a) (b)	58,725	7,518,562

Health Care Providers & Services—3.4%
AmerisourceBergen Corp.	182,925	14,546,196
Quest Diagnostics, Inc. (a)	201,963	18,160,513

		32,706,709

Hotels, Restaurants & Leisure—2.9%
Darden Restaurants, Inc.	119,843	14,557,329
Yum! Brands, Inc.	138,375	13,811,209

		28,368,538

Household Products—1.6%
Kimberly-Clark Corp.	127,375	15,781,762

Insurance—14.5%
Aflac, Inc.	344,694	17,234,700
Alleghany Corp. (b)	33,100	20,270,440
Allstate Corp. (The)	186,798	17,592,636
American Financial Group, Inc.	136,050	13,089,371
Arthur J. Gallagher & Co.	151,624	11,841,834
Fidelity National Financial, Inc.	410,160	14,991,348
Markel Corp. (b)	9,568	9,532,024
Travelers Cos., Inc. (The)	137,350	18,838,926
W.R. Berkley Corp. (a)	193,563	16,398,657

		139,789,936

IT Services—6.8%
Black Knight, Inc. (b)	256,311	13,968,949
DXC Technology Co.	187,758	12,074,717
Fidelity National Information Services, Inc.	89,750	10,150,725
Leidos Holdings, Inc. (a)	220,575	14,136,652
MAXIMUS, Inc.	217,660	15,449,507

		65,780,550

BHFTI-347

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)
Common Stocks—(Continued)

Security Description	Shares	Value

Leisure Products—1.9%
Hasbro, Inc. (a)	216,347	$18,393,822

Machinery—4.7%
AGCO Corp.	214,712	14,933,220
Ingersoll-Rand plc	76,893	8,300,599
Parker-Hannifin Corp.	84,708	14,537,587
Xylem, Inc.	94,890	7,500,106

		45,271,512

Media—2.2%
CBS Corp. - Class B	237,800	11,302,634
Interpublic Group of Cos., Inc. (The)	467,737	9,827,154

		21,129,788

Metals & Mining—2.8%
Reliance Steel & Aluminum Co. (a)	298,538	26,946,040

Multi-Utilities—1.6%
DTE Energy Co. (a)	120,607	15,044,517

Oil, Gas & Consumable Fuels—5.1%
Cimarex Energy Co. (a)	223,628	15,631,597
Devon Energy Corp. (a)	499,818	15,774,256
Parsley Energy, Inc. - Class A (a) (b)	484,756	9,355,791
PDC Energy, Inc. (a) (b)	212,323	8,637,300

		49,398,944

Professional Services—0.9%
ManpowerGroup, Inc.	101,250	8,372,363

Road & Rail—1.7%
Landstar System, Inc. (a)	149,750	16,381,152

Software—2.8%
Nuance Communications, Inc. (b)	968,950	16,404,323
Synopsys, Inc. (b)	90,545	10,426,257

		26,830,580

Specialty Retail—0.9%
AutoNation, Inc. (a) (b)	251,699	8,990,688

Technology Hardware, Storage & Peripherals—1.1%
Hewlett Packard Enterprise Co.	719,208	11,097,379

Textiles, Apparel & Luxury Goods—2.0%
Carter’s, Inc. (a)	192,900	19,442,391

Total Common Stocks (Cost $953,108,853)		960,578,073

Short-Term Investment—0.2%
Security Description	Principal Amount*	Value

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $1,758,744; collateralized by U.S. Treasury Note at 2.500%, maturing 01/15/22, with a market value of $1,798,020.	1,758,568	$1,758,568

Total Short-Term Investments (Cost $1,758,568)		1,758,568

Securities Lending Reinvestments (c)—23.4%

Bank Note—0.2%
Bank of America N.A. 2.714%, 1M LIBOR + 0.230%, 07/15/19 (d)	2,000,000	2,000,000

Certificates of Deposit—14.0%
Banco Del Estado De Chile New York 2.838%, 1M LIBOR + 0.350%, 05/20/19 (d)	3,000,000	3,001,065
Bank of Montreal (Chicago) 2.813%, 1M LIBOR + 0.330%, 08/06/19 (d)	6,000,000	6,005,796
Bank of Nova Scotia
2.860%, SOFR + 0.430%, 05/16/19 (d)	6,000,000	5,999,996
2.967%, 3M LIBOR + 0.170%, 01/09/20 (d)	2,000,000	2,000,112
BNP Paribas S.A. New York 2.624%, 1M LIBOR + 0.140%, 09/16/19 (d)	3,000,000	2,999,982
Canadian Imperial Bank of Commerce
2.734%, 1M LIBOR + 0.250%, 10/15/19 (d)	3,000,000	3,002,460
2.752%, 1M LIBOR + 0.270%, 07/19/19 (d)	4,000,000	4,002,444
Chiba Bank, Ltd. 2.580%, 06/03/19	1,000,000	999,937
Commonwealth Bank of Australia 2.709%, 1M LIBOR + 0.210%, 09/13/19 (d)	5,000,000	5,000,000
Cooperative Rabobank UA 2.933%, 3M LIBOR + 0.150%, 01/08/20 (d)	3,000,000	3,001,329
Credit Agricole S.A. 2.698%, 1M LIBOR + 0.210%, 12/20/19 (d)	7,000,000	7,000,364
Credit Industriel et Commercial 2.887%, 3M LIBOR + 0.090%, 10/15/19 (d)	2,000,000	2,000,726
Credit Suisse AG 2.620%, 04/01/19	5,000,000	5,000,070
Industrial & Commercial Bank of China, Ltd. 2.710%, 05/21/19	3,000,000	3,000,252
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 04/16/19	1,986,196	1,997,560
Zero Coupon, 06/21/19	2,979,971	2,982,366
Mizuho Bank, Ltd. Zero Coupon, 05/28/19	3,973,484	3,983,391
MUFG Bank Ltd. 2.789%, 1M LIBOR + 0.300%, 05/01/19 (d)	3,000,000	3,000,537
Nationwide Building Society Zero Coupon, 06/24/19	4,953,794	4,968,444
Natixis New York 2.788%, 3M LIBOR + 0.090%, 05/10/19 (d)	3,000,000	3,000,642
Royal Bank of Canada New York 2.692%, 1M LIBOR + 0.210%, 09/17/19 (d)	5,000,000	5,002,810

BHFTI-348

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (d)	6,000,000	$6,000,396
Societe Generale
2.863%, 3M LIBOR + 0.200%, 08/21/19 (d)	4,004,615	4,002,272
2.899%, 3M LIBOR + 0.160%, 05/07/19 (d)	2,000,000	2,000,504
Standard Chartered plc
2.660%, 08/23/19	8,000,000	8,001,424
2.812%, 1M LIBOR + 0.330%, 05/17/19 (d)	2,000,000	2,000,366
State Street Bank and Trust 2.754%, 1M LIBOR + 0.270%, 05/15/19 (d)	4,000,000	4,000,916
Sumitomo Mitsui Banking Corp., New York 2.690%, 1M LIBOR + 0.200%, 04/03/19 (d)	2,000,016	2,000,032
Sumitomo Mitsui Trust Bank, Ltd.
2.600%, 07/05/19	6,000,000	6,000,306
2.904%, 3M LIBOR + 0.100%, 07/08/19 (d)	2,000,000	1,999,996
Svenska Handelsbanken AB 2.799%, 1M LIBOR + 0.300%, 10/31/19 (d)	4,000,000	4,004,532
Toronto-Dominion Bank 2.692%, 1M LIBOR + 0.210%, 09/17/19 (d)	5,000,000	5,002,570
Wells Fargo Bank N.A.
2.939%, 3M LIBOR + 0.140%, 07/11/19 (d)	7,000,000	6,999,450
2.975%, 3M LIBOR + 0.210%, 10/25/19 (d)	2,000,000	2,000,000
Westpac Banking Corp. 2.710%, FEDEFF PRV + 0.300%, 02/14/20 (d)	3,000,000	2,999,983

		134,963,030

Commercial Paper—4.5%
Alpine Securities Ltd. 2.669%, 1M LIBOR + 0.180%, 04/03/19 (d)	4,000,000	4,000,052
Bank of China, Ltd. 2.890%, 04/17/19	6,949,425	6,990,053
Barton Capital S.A. 2.650%, 05/02/19	1,986,750	1,995,160
First Abu Dhabi Bank 2.750%, 04/16/19	1,986,250	1,997,486
Industrial & Commercial Bank of China, Corp. 2.920%, 04/15/19	1,984,751	1,997,488
ING Funding LLC
2.778%, 3M LIBOR + 0.040%, 11/04/19 (d)	6,000,000	6,000,834
2.807%, 3M LIBOR + 0.110%, 05/10/19 (d)	3,500,000	3,500,864
Matchpoint Finance plc
2.450%, 04/01/19	1,999,592	1,999,562
2.890%, 05/08/19	2,956,409	2,991,177
Sheffield Receivables Co. 2.900%, SOFR + 0.470%, 05/30/19 (d)	6,000,000	6,000,000
Toyota Motor Credit Corp. 2.620%, 08/29/19	1,974,237	1,978,230
Westpac Banking Corp. 2.766%, 1M LIBOR + 0.280%, 05/24/19 (d)	4,000,000	4,001,708

		43,452,614

Repurchase Agreements—3.5%
Barclays Capital, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $6,123,207; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 01/15/22 - 11/15/46, and an aggregate market value of $6,244,346.	6,121,907	6,121,907
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $5,039,297; collateralized by various Common Stock with an aggregate market value of $5,501,380.	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $1,203,267; collateralized by various Common Stock with an aggregate market value of $1,320,000.	1,200,000	1,200,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $3,008,167; collateralized by various Common Stock with an aggregate market value of $3,300,001.	3,000,000	3,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $500,102; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $510,000.	500,000	500,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $500,117; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $510,000.	500,000	500,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $500,104; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $510,000.	500,000	500,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $2,000,458; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $8,405,789; collateralized by various Common Stock with an aggregate market value of $8,800,005.	8,000,000	8,000,000
Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $2,519,257; collateralized by various Common Stock with an aggregate market value of $2,750,000.	2,500,000	2,500,000

BHFTI-349

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $1,007,924; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $1,071,356.	1,000,000	$1,000,000
Societe Generale Repurchase Agreement dated 03/16/18 at 2.510%, due on 04/01/19 with a maturity value of $3,182,349; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $3,447,825.	3,100,000	3,100,000

		33,421,907

Time Deposits—1.2%
Canadian Imperial Bank of Commerce 2.400%, 04/01/19	2,000,000	2,000,000
DNB Bank ASA 2.350%, 04/01/19	5,000,000	5,000,000
DZ Bank AG New York 2.430%, 04/01/19	1,000,000	1,000,000
Nordea Bank New York 2.350%, 04/01/19	1,000,000	1,000,000
Skandi New York
2.380%, 04/01/19	2,000,000	2,000,000
Svenska, New York 2.360%, 04/01/19	1,000,000	1,000,000

		12,000,000

Total Securities Lending Reinvestments (Cost $225,807,400)		225,837,551

Total Investments—123.1% (Cost $1,180,674,821)		1,188,174,192
Other assets and liabilities (net)—(23.1)%		(223,314,435)

Net Assets—100.0%		$964,859,757

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $221,045,909 and the collateral received consisted of cash in the amount of $225,657,396. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTI-350

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$960,578,073	$—	$—	$960,578,073
Total Short-Term Investment*	—	1,758,568	—	1,758,568
Total Securities Lending Reinvestments*	—	225,837,551	—	225,837,551
Total Investments	$960,578,073	$227,596,119	$—	$1,188,174,192

Collateral for Securities Loaned (Liability)	$—	$(225,657,396)	$—	$(225,657,396)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-351

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—95.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.9%
Harris Corp. (a)	58,121	$9,282,505

Auto Components—1.0%
Aptiv plc	65,232	5,185,292

Banks—4.0%
Fifth Third Bancorp (a)	201,943	5,093,002
PacWest Bancorp (a)	164,841	6,199,670
Regions Financial Corp. (a)	343,918	4,866,440
Zions Bancorp N.A. (a)	86,424	3,924,514

		20,083,626

Beverages—2.3%
Molson Coors Brewing Co. - Class B (a)	194,852	11,622,922

Building Products—1.5%
Owens Corning (a)	152,467	7,184,245

Capital Markets—1.1%
Northern Trust Corp.	58,054	5,248,662

Chemicals—2.0%
PPG Industries, Inc.	89,168	10,064,392

Commercial Services & Supplies—3.4%
Republic Services, Inc.	148,840	11,963,759
Stericycle, Inc. (a) (b)	92,070	5,010,450

		16,974,209

Construction & Engineering—2.8%
Jacobs Engineering Group, Inc.	185,559	13,952,181

Construction Materials—1.4%
Eagle Materials, Inc. (a)	82,642	6,966,721

Containers & Packaging—5.4%
International Paper Co.	155,637	7,201,324
Packaging Corp. of America (a)	89,115	8,856,249
Sealed Air Corp. (a)	235,070	10,827,324

		26,884,897

Electric Utilities—3.8%
American Electric Power Co., Inc.	158,514	13,275,547
FirstEnergy Corp. (a)	137,380	5,716,382

		18,991,929

Electrical Equipment—0.6%
Acuity Brands, Inc. (a)	26,370	3,164,664

Energy Equipment & Services—2.0%
Baker Hughes a GE Co.	102,411	2,838,833
National Oilwell Varco, Inc.	129,029	3,437,333
Patterson-UTI Energy, Inc.	267,812	3,754,724

		10,030,890

Equity Real Estate Investment Trusts—4.8%
American Campus Communities, Inc.	176,743	8,409,432
Invitation Homes, Inc.	354,974	8,636,517
Mid-America Apartment Communities, Inc.	60,190	6,580,573

		23,626,522

Health Care Equipment & Supplies—4.5%
STERIS plc (a)	40,522	5,188,032
Varian Medical Systems, Inc. (b)	64,498	9,140,656
Zimmer Biomet Holdings, Inc.	63,793	8,146,366

		22,475,054

Health Care Providers & Services—3.2%
AmerisourceBergen Corp.	37,824	3,007,765
Humana, Inc. (a)	31,563	8,395,758
Universal Health Services, Inc. - Class B	31,903	4,267,664

		15,671,187

Hotels, Restaurants & Leisure—1.9%
Vail Resorts, Inc. (a)	13,005	2,825,987
Wendy’s Co. (The) (a)	371,745	6,650,518

		9,476,505

Household Durables—2.1%
D.R. Horton, Inc. (a)	92,532	3,828,974
Mohawk Industries, Inc. (a) (b)	53,446	6,742,213

		10,571,187

Household Products—1.2%
Church & Dwight Co., Inc. (a)	34,989	2,492,266
Spectrum Brands Holdings, Inc.	59,828	3,277,378

		5,769,644

Industrial Conglomerates—1.6%
Carlisle Cos., Inc. (a)	66,339	8,134,488

Insurance—11.7%
Allstate Corp. (The)	108,086	10,179,539
Arch Capital Group, Ltd. (a) (b)	323,044	10,440,782
Brown & Brown, Inc. (a)	454,506	13,412,472
Fidelity National Financial, Inc.	261,074	9,542,255
Loews Corp.	207,855	9,962,490
Willis Towers Watson plc (a)	27,298	4,794,894

		58,332,432

IT Services—7.1%
Amdocs, Ltd.	203,985	11,037,628
Euronet Worldwide, Inc. (a) (b)	64,537	9,202,331
Fidelity National Information Services, Inc.	107,380	12,144,678
Leidos Holdings, Inc. (a)	49,729	3,187,132

		35,571,769

Life Sciences Tools & Services—1.3%
Charles River Laboratories International, Inc. (b)	43,262	6,283,805

BHFTI-352

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Machinery—2.4%
Cummins, Inc.	34,098	$5,383,051
Stanley Black & Decker, Inc.	46,535	6,336,671

		11,719,722

Mortgage Real Estate Investment Trusts—1.3%
Annaly Capital Management, Inc. (a)	622,934	6,223,111

Multi-Utilities—2.9%
Ameren Corp.	196,520	14,454,046

Multiline Retail—1.5%
Kohl’s Corp. (a)	111,613	7,675,626

Oil, Gas & Consumable Fuels—4.2%
Anadarko Petroleum Corp.	127,580	5,802,338
Cimarex Energy Co. (a)	94,360	6,595,764
Hess Corp. (a)	90,117	5,427,747
Valero Energy Corp.	12,184	1,033,569
WPX Energy, Inc. (b)	158,212	2,074,159

		20,933,577

Real Estate Management & Development—2.2%
CBRE Group, Inc. - Class A (b)	220,667	10,911,983

Road & Rail—2.7%
Kansas City Southern	116,585	13,521,528

Semiconductors & Semiconductor Equipment—0.6%
Analog Devices, Inc.	29,397	3,094,622

Software—0.7%
Check Point Software Technologies, Ltd. (b)	28,650	3,623,938

Technology Hardware, Storage & Peripherals—1.5%
NCR Corp. (a) (b)	276,464	7,544,703

Trading Companies & Distributors—0.4%
AerCap Holdings NV (b)	41,335	1,923,731

Water Utilities—2.6%
American Water Works Co., Inc.	125,639	13,099,122

Total Common Stocks (Cost $452,945,418)		476,275,437

Short-Term Investment—4.2%

Repurchase Agreement—4.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/29/19 at 1.200%, due on 04/01/19 with a maturity value of $20,756,528; collateralized by U.S. Treasury Note at 2.500%, maturing 01/15/22, with a market value of $21,171,052.	20,754,453	20,754,453

Total Short-Term Investments (Cost $20,754,453)		20,754,453

Securities Lending Reinvestments (c)—20.3%
Security Description	Principal Amount*	Value

Certificates of Deposit—9.1%
ABN AMRO Bank NV Zero Coupon, 07/05/19	1,982,465	1,986,040
Bank of Montreal (Chicago) 2.813%, 1M LIBOR + 0.330%, 08/06/19 (d)	2,000,000	2,001,932
Bank of Nova Scotia
2.860%, SOFR + 0.430%, 05/16/19 (d)	1,000,000	999,999
2.967%, 3M LIBOR + 0.170%, 01/09/20 (d)	2,000,000	2,000,112
Barclays Bank plc 2.950%, 08/02/19	1,000,000	1,000,270
BNP Paribas S.A. New York 2.784%, 3M LIBOR + 0.050%, 11/06/19 (d)	2,000,000	2,000,000
Canadian Imperial Bank of Commerce 2.734%, 1M LIBOR + 0.250%, 10/15/19 (d)	1,000,000	1,000,820
Chiba Bank, Ltd. 2.580%, 06/03/19	2,000,000	1,999,874
Commonwealth Bank of Australia 2.901%, 3M LIBOR + 0.140%, 04/23/19 (d)	1,000,000	1,000,246
Cooperative Rabobank UA 2.995%, 3M LIBOR + 0.200%, 04/05/19 (d)	2,000,000	2,000,134
Credit Industriel et Commercial 2.887%, 3M LIBOR + 0.090%, 10/15/19 (d)	1,000,000	1,000,363
Industrial & Commercial Bank of China, Ltd. 2.710%, 05/21/19	1,000,000	1,000,084
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 06/21/19	1,986,648	1,988,244
Mizuho Bank, Ltd., New York
2.652%, 1M LIBOR + 0.160%, 09/12/19 (d)	2,000,000	2,000,000
2.789%, 1M LIBOR + 0.300%, 05/01/19 (d)	2,000,000	2,000,394
Royal Bank of Canada New York 2.692%, 1M LIBOR + 0.210%, 09/17/19 (d)	1,500,000	1,500,843
Shizuoka Bank, Ltd. 2.600%, 05/07/19	2,000,000	2,000,090
Skandinaviska Enskilda Banken 2.672%, 1M LIBOR + 0.190%, 04/17/19 (d)	2,000,000	2,000,132
Societe Generale 2.899%, 3M LIBOR + 0.160%, 05/07/19 (d)	2,000,000	2,000,504
Standard Chartered plc 2.660%, 08/23/19	2,000,000	2,000,356
Sumitomo Mitsui Banking Corp. 2.683%, 1M LIBOR + 0.190%, 04/11/19 (d)	2,000,000	2,000,076
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 05/20/19	990,567	996,380
2.600%, 07/05/19	2,000,000	2,000,102
Svenska Handelsbanken AB 2.851%, 3M LIBOR + 0.100%, 04/30/19 (d)	1,000,000	1,000,270
Toronto-Dominion Bank
2.692%, 1M LIBOR + 0.210%, 09/17/19 (d)	2,000,000	2,001,028
U.S. Bank N.A. 2.746%, 1M LIBOR + 0.260%, 07/23/19 (d)	2,000,000	2,000,820
Westpac Banking Corp. 2.710%, FEDEFF PRV + 0.300%, 02/14/20 (d)	2,000,000	1,999,989

		45,479,102

BHFTI-353

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—2.4%
Alpine Securities Ltd. 2.669%, 1M LIBOR + 0.180%, 04/03/19 (d)	1,000,000	$1,000,013
Bank of China, Ltd. 2.890%, 04/17/19	1,985,550	1,997,158
China Construction Bank Corp. 2.840%, 04/29/19	992,584	997,790
First Abu Dhabi Bank 2.750%, 04/16/19	993,125	998,743
Industrial & Commercial Bank of China, Corp. 2.920%, 04/15/19	1,984,751	1,997,488
ING Funding LLC
2.778%, 3M LIBOR + 0.040%, 11/04/19 (d)	1,000,000	1,000,139
2.807%, 3M LIBOR + 0.110%, 05/10/19 (d)	1,000,000	1,000,247
Matchpoint Finance plc 2.890%, 05/08/19	1,970,939	1,994,118
Sheffield Receivables Co. 2.850%, 06/24/19	986,779	993,616

		11,979,312

Repurchase Agreements—6.6%
Barclays Capital, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $1,572,446; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 01/15/22 - 11/15/46, and an aggregate market value of $1,603,555.	1,572,112	1,572,112
Citadel Clearing LLC Repurchase Agreement dated 03/29/19 at 3.010%, due on 07/01/19 with a maturity value of $3,023,578; collateralized by various Common Stock with an aggregate market value of $3,300,828.	3,000,000	3,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/29/19 at 2.800%, due on 05/03/19 with a maturity value of $1,002,722; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $800,163; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $816,000.	800,000	800,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $800,187; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $816,001.	800,000	800,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $700,146; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $714,000.	700,000	700,000

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $2,000,458; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.
Repurchase Agreement dated 08/01/17 at 2.950%, due on 04/12/19 with a maturity value of $2,626,809; collateralized by various Common Stock with an aggregate market value of $2,750,002.	2,500,000	2,500,000
Repurchase Agreement dated 03/29/19 at 2.950%, due on 07/01/19 with a maturity value of $1,209,243; collateralized by various Common Stock with an aggregate market value of $1,320,000.	1,200,000	1,200,000
NBC Global Finance, Ltd. Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $1,209,509; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $1,285,627.	1,200,000	1,200,000
Societe Generale
Repurchase Agreement dated 03/16/18 at 2.510%, due on 04/01/19 with a maturity value of $4,003,600; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $4,337,587.	3,900,000	3,900,000
Repurchase Agreement dated 03/21/18 at 2.510%, due on 04/01/19 with a maturity value of $5,131,078; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $5,561,008.	5,000,000	5,000,000
Repurchase Agreement dated 06/15/18 at 2.510%, due on 04/01/19 with a maturity value of $1,020,219; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $1,112,202.	1,000,000	1,000,000
Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $6,903,408; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $7,674,192.	6,900,000	6,900,000
Repurchase Agreement dated 03/29/19 at 2.540%, due on 04/05/19 with a maturity value of $1,300,642; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $1,445,862.	1,300,000	1,300,000

		32,872,112

BHFTI-354

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2019 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—2.2%
Canadian Imperial Bank of Commerce 2.400%, 04/01/19	1,000,000	$1,000,000
Den Norske Bank 2.360%, 04/01/19	2,000,000	2,000,000
DZ Bank AG New York 2.430%, 04/01/19	2,000,000	2,000,000
National Australia Bank, Ltd. 2.430%, 04/01/19	1,000,000	1,000,000
Natixis New York 2.400%, 04/01/19	1,000,000	1,000,000
Nordea Bank New York 2.350%, 04/01/19	2,000,000	2,000,000
Svenska, New York 2.360%, 04/01/19	2,000,000	2,000,000

		11,000,000

Total Securities Lending Reinvestments (Cost $101,322,127)		101,330,526

Total Investments—120.1% (Cost $575,021,998)		598,360,416
Other assets and liabilities (net)—(20.1)%		(99,976,122)

Net Assets—100.0%		$498,384,294

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $99,919,742 and the collateral received consisted of cash in the amount of $101,245,521. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$476,275,437	$—	$—	$476,275,437
Total Short-Term Investment*	—	20,754,453	—	20,754,453
Total Securities Lending Reinvestments*	—	101,330,526	—	101,330,526
Total Investments	$476,275,437	$122,084,979	$—	$598,360,416

Collateral for Securities Loaned (Liability)	$—	$(101,245,521)	$—	$(101,245,521)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-355

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (Formerly, Fidelity Institutional Asset Management Government Income Portfolio)

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—91.1% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—55.7%
Fannie Mae 15 Yr. Pool
3.000%, 02/01/33	5,662,056	$5,714,567
3.000%, 03/01/33	1,078,457	1,088,408
3.000%, 04/01/33	877,780	885,880
3.000%, 05/01/33	400,000	403,690
3.000%, 07/01/33	139,999	141,291
3.000%, TBA (a)	15,450,000	15,581,321
4.500%, 12/01/23	9,956	10,161
4.500%, 11/01/25	635,197	664,250
5.000%, 03/01/23	7,125	7,312
Fannie Mae 20 Yr. Pool
3.500%, 07/01/32	3,032,993	3,119,737
3.500%, 01/01/34	1,968,340	2,024,570
4.000%, 11/01/31	1,213,502	1,261,594
4.000%, 08/01/32	960,027	1,001,356
Fannie Mae 30 Yr. Pool
2.500%, 01/01/43	2,588,185	2,526,695
2.500%, 04/01/47	562,130	546,505
3.000%, 09/01/42	2,375,873	2,377,848
3.000%, 10/01/42	1,921,518	1,923,115
3.000%, 11/01/42	3,264,372	3,267,086
3.000%, 08/01/46	2,077,775	2,071,781
3.000%, 10/01/46	1,269,089	1,265,427
3.000%, 11/01/46	2,316,116	2,309,434
3.000%, 02/01/47	22,943	22,874
3.000%, TBA (a)	30,000,000	29,841,797
3.500%, 11/01/42	3,393,149	3,464,384
3.500%, 04/01/46	3,559,817	3,627,042
3.500%, 07/01/47	2,899,422	2,962,220
3.500%, 12/01/47	7,852,911	7,996,931
4.000%, 10/01/39	117,723	122,084
4.000%, 11/01/40	4,987,376	5,177,138
4.000%, 01/01/42	308,666	320,177
4.000%, 04/01/42	460,950	479,295
4.000%, 09/01/42	2,449,283	2,540,532
4.000%, 10/01/42	598,393	619,029
4.000%, 11/01/42	187,367	192,735
4.000%, 04/01/43	244,996	254,011
4.000%, 06/01/43	310,372	322,864
4.000%, 08/01/43	448,485	464,666
4.000%, 09/01/43	1,950,702	2,021,768
4.000%, 10/01/43	342,290	357,576
4.000%, 02/01/44	126,366	130,789
4.000%, 04/01/44	182,311	188,693
4.000%, 02/01/45	213,625	220,949
4.000%, 06/01/45	89,760	93,008
4.000%, 12/01/45	1,100,717	1,138,326
4.000%, 03/01/46	242,529	250,747
4.000%, 05/01/46	73,457	75,560
4.000%, 09/01/47	60,374	62,385
4.000%, 11/01/47	56,650	58,522
4.000%, 03/01/48	437,706	452,027
4.000%, 05/01/48	1,665,717	1,730,538
4.500%, 12/01/40	1,796,647	1,899,591
4.500%, 08/01/41	172,644	182,536
4.500%, 11/01/41	1,042,804	1,101,518

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.500%, 12/01/43	265,468	279,657
4.500%, 10/01/44	1,782,046	1,880,842
4.500%, 02/01/45	641,494	677,045
4.500%, 03/01/46	285,377	301,677
4.500%, 12/01/48	3,382,381	3,580,596
5.000%, 04/01/41	18,185	19,225
5.000%, 06/01/41	40,569	43,765
5.000%, 08/01/41	114,536	123,555
5.500%, 12/01/39	630,662	678,812
5.500%, 04/01/40	787,964	847,026
5.500%, 06/01/40	69,941	75,094
5.500%, 05/01/41	276,770	297,431
5.500%, 06/01/41	435,421	467,394
5.500%, 07/01/41	542,522	582,356
5.500%, 12/01/41	899,560	972,002
5.500%, 02/01/42	2,040,769	2,190,607
5.500%, 05/01/44	528,919	567,916
6.000%, 01/01/34	82,480	91,063
6.000%, 08/01/34	126,971	140,156
6.000%, 10/01/34	135,533	151,758
6.000%, 11/01/34	101,392	111,895
6.000%, 01/01/35	116,384	128,418
6.000%, 04/01/35	194,655	216,189
6.000%, 06/01/36	306,087	337,962
6.000%, 05/01/37	443,454	489,471
6.000%, 09/01/37	23,782	26,843
6.000%, 10/01/37	359,321	406,000
6.000%, 01/01/38	349,070	394,574
6.000%, 03/01/38	122,058	137,852
6.000%, 07/01/38	69,795	78,756
6.000%, 01/01/40	335,244	378,954
6.000%, 05/01/40	474,782	536,603
6.000%, 07/01/41	437,445	483,048
6.000%, 01/01/42	41,925	47,387
6.500%, 07/01/32	86,021	97,118
6.500%, 12/01/32	26,254	29,800
6.500%, 07/01/35	30,377	34,550
6.500%, 12/01/35	276,073	313,391
6.500%, 08/01/36	458,377	519,928
Fannie Mae ARM Pool
2.592%, 12M LIBOR + 1.715%, 06/01/42 (b)	71,053	73,773
4.545%, 12M LIBOR + 1.818%, 07/01/41 (b)	36,663	38,247
4.546%, 12M LIBOR + 1.800%, 07/01/41 (b)	59,598	62,084
4.568%, 12M LIBOR + 1.818%, 09/01/41 (b)	21,380	22,298
4.662%, 12M LIBOR + 1.830%, 10/01/41 (b)	21,163	22,083
4.936%, 12M LIBOR + 1.818%, 02/01/42 (b)	181,181	188,277
Fannie Mae Grantor Trust 2.898%, 06/25/27	10,417,952	10,325,841
Fannie Mae Pool
3.000%, 08/01/27	119,144	120,286
3.000%, 10/01/27	205,861	207,827
3.000%, 11/01/27	70,368	71,041
3.000%, 12/01/27	101,877	102,852
3.000%, 01/01/28	94,638	95,544
3.000%, 02/01/28	88,988	89,840

BHFTI-356

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (Formerly, Fidelity Institutional Asset Management Government Income Portfolio)

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Pool
3.000%, 03/01/28	91,488	$92,360
3.000%, 04/01/28	89,897	90,758
3.000%, 05/01/28	102,019	102,998
3.000%, 06/01/28	100,558	101,516
3.000%, 07/01/28	93,409	94,299
3.000%, 08/01/28	102,251	103,227
3.000%, 09/01/28	106,637	107,654
3.000%, 01/01/29	104,084	105,072
3.000%, 03/01/29	100,392	101,347
3.500%, 09/01/32	3,301,564	3,373,359
3.500%, 10/01/56	2,172,461	2,198,640
6.500%, 08/01/39	1,476,559	1,665,079
6.524%, 02/01/39	223,379	241,008
Fannie Mae REMICS (CMO)
1.750%, 06/25/42	265,366	254,228
1.750%, 01/25/43	256,894	248,593
3.000%, 05/25/46	4,442,083	4,488,608
3.410%, 1M LIBOR + 0.920%, 03/25/36 (b)	340,701	349,439
3.416%, 1M LIBOR + 0.930%, 06/25/36 (b)	538,287	551,756
4.065%, -1 x 1M LIBOR + 6.550%, 06/25/41 (b) (c)	476,923	58,140
4.250%, 03/25/42	1,828,244	1,916,011
4.500%, 12/25/40	153,378	167,526
4.750%, 01/25/41	396,031	427,160
5.000%, 12/25/23	141,088	146,006
5.000%, 12/25/34	272,729	294,444
5.000%, 03/25/35	225,491	242,728
5.000%, 08/25/39	366,375	394,437
5.000%, 02/25/41	221,988	247,574
5.500%, 07/25/34	62,006	62,697
5.500%, 06/25/35	122,121	128,073
5.500%, 08/25/35	1,051,897	1,138,248
6.000%, 06/25/45 (c)	630,904	140,971
Freddie Mac 15 Yr. Gold Pool
3.000%, 06/01/31	636,617	644,455
3.000%, 02/01/32	21,322	21,534
3.000%, 03/01/33	3,529,588	3,564,618
3.000%, 09/01/33	599,999	605,954
3.000%, 03/01/34	448,992	453,448
6.000%, 01/01/24	167,510	175,245
Freddie Mac 20 Yr. Gold Pool
3.000%, 11/01/33	1,988,145	2,012,186
3.500%, 03/01/32	1,162,335	1,196,283
3.500%, 06/01/32	3,137,019	3,228,661
3.500%, 07/01/32	1,079,030	1,110,528
3.500%, 02/01/34	4,490,486	4,621,684
4.000%, 06/01/33	1,284,861	1,336,829
Freddie Mac 30 Yr. Gold Pool
3.000%, 11/01/42	165,551	165,713
3.000%, 01/01/43	195,957	196,149
3.000%, 02/01/43	1,002,558	1,003,540
3.000%, 03/01/43	10,211,239	10,221,246
3.000%, 06/01/43	3,284,568	3,287,787
3.000%, 01/01/47	1,215,364	1,211,881
3.500%, 04/01/40	319,245	326,320
3.500%, 05/01/40	396,755	405,548

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.500%, 06/01/40	702,131	717,692
3.500%, 07/01/40	162,947	166,559
3.500%, 08/01/40	313,887	320,844
3.500%, 09/01/40	259,854	265,613
3.500%, 10/01/40	212,108	216,809
3.500%, 11/01/40	220,535	225,423
3.500%, 12/01/40	263,084	268,916
3.500%, 04/01/42	673,136	688,254
3.500%, 07/01/42	129,087	131,931
3.500%, 08/01/42	50,957	52,025
3.500%, 09/01/42	317,323	324,362
3.500%, 10/01/42	1,577,913	1,612,701
3.500%, 01/01/43	704,468	720,090
3.500%, 02/01/43	317,652	324,697
3.500%, 04/01/43	5,869,519	5,995,096
3.500%, 05/01/43	442,005	451,809
3.500%, 11/01/44	518,668	528,324
3.500%, 02/01/45	16,690	17,041
3.500%, 06/01/45	16,432	16,777
3.500%, 11/01/45	4,908,649	5,011,834
3.500%, 01/01/46	677,282	689,630
3.500%, 02/01/46	517,942	525,488
3.500%, 05/01/46	1,525,842	1,561,456
3.500%, 06/01/46	719,882	731,323
3.500%, 07/01/46	1,915,057	1,951,999
3.500%, 08/01/46	414,030	422,011
3.500%, 09/01/46	1,041,725	1,063,620
3.500%, 01/01/47	2,890,597	2,937,353
3.500%, 02/01/47	2,882,962	2,927,334
3.500%, 07/01/47	1,447,883	1,470,917
3.500%, 11/01/47	216,884	220,608
3.500%, 12/01/47	886,716	901,178
3.500%, 02/01/48	328,391	333,746
3.500%, 03/01/48	1,272,028	1,292,770
3.500%, 04/01/48	1,093,076	1,110,898
3.500%, 01/01/49	4,922,352	5,002,516
4.000%, 11/01/41	14,545	15,099
4.000%, 09/01/42	3,592,714	3,729,724
4.000%, 10/01/42	88,745	91,943
4.000%, 11/01/42	454,361	471,690
4.000%, 12/01/42	185,475	192,549
4.000%, 01/01/43	33,480	34,756
4.000%, 02/01/43	243,004	252,268
4.000%, 03/01/43	118,357	122,833
4.000%, 04/01/43	45,547	47,283
4.000%, 05/01/43	508,423	527,093
4.000%, 06/01/43	42,095	43,700
4.000%, 07/01/43	408,424	423,535
4.000%, 08/01/43	314,441	326,098
4.000%, 09/01/43	556,020	576,408
4.000%, 10/01/43	520,963	539,695
4.000%, 11/01/43	21,725	22,365
4.000%, 01/01/44	553,380	573,446
4.000%, 02/01/44	87,074	90,177
4.000%, 03/01/44	61,503	64,090

BHFTI-357

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (Formerly, Fidelity Institutional Asset Management Government Income Portfolio)

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.000%, 04/01/44	71,144	$74,123
4.000%, 07/01/44	829,157	860,512
4.000%, 12/01/44	17,354	17,865
4.000%, 01/01/45	509,328	526,216
4.000%, 02/01/45	588,867	613,494
4.000%, 05/01/45	1,090,694	1,132,131
4.000%, 12/01/45	577,502	596,661
4.000%, 07/01/47	4,333,343	4,474,408
4.000%, 11/01/47	1,160,604	1,198,325
4.000%, 12/01/47	1,966,612	2,030,284
4.000%, 01/01/48	469,735	484,896
4.000%, 02/01/48	428,779	442,595
4.000%, 04/01/48	193,376	199,578
4.000%, 05/01/48	960,229	998,877
4.500%, 05/01/39	104,480	110,965
4.500%, 07/01/40	2,162,553	2,290,132
4.500%, 09/01/40	945,949	1,001,785
4.500%, 02/01/41	85,108	90,131
4.500%, 08/01/41	852,382	900,011
4.500%, 09/01/41	98,919	105,204
4.500%, 10/01/41	194,636	207,005
4.500%, 02/01/44	39,529	41,450
4.500%, 10/01/48	198,162	207,498
5.000%, 01/01/35	174,133	187,676
5.000%, 05/01/35	91,071	98,126
5.000%, 07/01/35	1,161,137	1,251,220
5.000%, 11/01/35	1,143,346	1,241,857
5.000%, 06/01/41	1,894,201	2,062,744
5.000%, 07/01/41	423,717	457,625
5.500%, 03/01/34	1,291,530	1,419,329
5.500%, 07/01/35	881,466	968,547
Freddie Mac ARM Non-Gold Pool
4.194%, 12M LIBOR + 1.880%, 04/01/41 (b)	25,135	26,207
4.358%, 12M LIBOR + 1.910%, 05/01/41 (b)	61,301	64,073
4.474%, 12M LIBOR + 1.910%, 05/01/41 (b)	40,160	41,968
4.500%, 12M LIBOR + 1.750%, 09/01/41 (b)	354,464	368,193
4.578%, 12M LIBOR + 1.910%, 06/01/41 (b)	54,130	56,583
4.630%, 12M LIBOR + 1.880%, 09/01/41 (b)	25,677	26,710
4.643%, 12M LIBOR + 1.750%, 12/01/40 (b)	945,138	981,757
4.646%, 12M LIBOR + 1.883%, 10/01/42 (b)	181,410	189,443
4.660%, 12M LIBOR + 1.910%, 06/01/41 (b)	27,255	28,430
4.712%, 12M LIBOR + 1.880%, 10/01/41 (b)	324,855	339,395
Freddie Mac Multifamily Aggregation Risk Transfer Trust 2.811%, 1M LIBOR + 0.320%, 02/25/20 (b)	11,611,000	11,599,960
Freddie Mac Multifamily Structured Pass-Through Certificates (CMO)
Zero Coupon, 12/25/30	2,200,000	2,310,004
1.869%, 11/25/19	3,304,696	3,286,490
1.883%, 05/25/19	1,864,336	1,860,912
2.750%, 11/25/22	4,900,000	4,889,988
3.187%, 09/25/27 (b)	1,500,000	1,531,346
3.750%, 11/25/29	195,155	206,494
3.750%, 11/25/32	1,000,000	1,050,745
3.974%, 01/25/21 (b)	17,750,000	18,120,922
3.990%, 05/25/33 (b)	3,650,000	3,905,436
4.084%, 11/25/20 (b)	961,069	977,177

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac REMICS (CMO)
1.750%, 06/15/42	197,575	191,541
2.884%, 1M LIBOR + 0.400%, 03/15/34 (b)	326,251	326,952
3.384%, 1M LIBOR + 0.900%, 02/15/33 (b)	192,939	197,483
3.500%, 11/15/31	1,960,106	2,011,833
4.000%, 01/15/41	10,621,086	10,991,016
4.250%, 03/15/40	2,624,913	2,693,919
4.500%, 12/15/26	1,509,571	1,581,441
4.500%, 09/15/27	236,950	237,345
4.500%, 02/15/41	32,187	34,519
5.000%, 10/15/34	335,040	360,781
5.000%, 12/15/37	103,736	110,487
5.000%, 03/15/41	500,000	551,883
5.000%, 04/15/41	776,015	912,741
5.000%, 05/15/41	870,684	1,018,192
5.500%, 05/15/34	1,804,858	1,968,809
5.500%, 11/15/36	643,275	698,589
5.500%, 06/15/41	4,090,369	4,539,016
Ginnie Mae I 30 Yr. Pool
3.000%, 05/15/42	516,387	519,348
3.000%, 04/15/43	181,959	183,547
3.000%, 05/15/43	204,284	206,053
3.000%, 01/15/45	93,988	94,560
3.000%, 02/15/45	130,064	130,823
3.000%, 03/15/45	809,856	814,521
3.000%, 05/15/45	43,275	43,522
3.000%, 06/15/45	94,055	94,592
3.000%, 07/15/45	433,087	435,588
3.500%, 11/15/41	274,162	282,073
3.500%, 02/15/42	240,808	247,761
3.500%, 03/15/42	266,282	273,636
3.500%, 05/15/42	806,808	828,764
3.500%, 06/15/42	562,767	578,019
4.000%, 09/15/40	1,506,283	1,571,977
4.000%, 10/15/40	115,510	120,042
4.000%, 03/15/41	564,490	587,503
4.000%, 06/15/41	26,081	27,044
4.000%, 09/15/41	164,509	170,878
4.000%, 10/15/41	748,166	779,579
4.000%, 11/15/41	204,533	212,553
4.000%, 12/15/41	634,092	660,258
4.000%, 01/15/42	36,358	37,769
4.000%, 02/15/42	36,835	38,260
4.000%, 03/15/42	153,839	159,767
4.000%, 11/15/42	26,648	27,646
4.000%, 01/15/43	55,166	57,329
4.500%, 08/15/39	1,690,829	1,785,134
4.500%, 06/15/40	474,785	499,658
4.500%, 07/15/40	115,432	121,538
4.500%, 03/15/41	608,595	640,232
4.500%, 04/15/41	51,858	54,545
5.000%, 03/15/39	66,103	71,012
5.000%, 07/15/39	116,157	124,683
5.000%, 08/15/39	116,605	125,210
5.000%, 09/15/39	85,706	92,029
5.000%, 04/15/40	42,557	45,702

BHFTI-358

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (Formerly, Fidelity Institutional Asset Management Government Income Portfolio)

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
5.000%, 08/15/40	151,735	$161,344
5.000%, 04/15/41	118,202	126,169
5.000%, 09/15/41	81,177	87,180
5.500%, 10/15/39	18,141	19,864
6.000%, 06/15/36	820,329	907,707
Ginnie Mae II 30 Yr. Pool
3.000%, 12/20/42	1,088,185	1,098,426
3.000%, 03/20/43	998,423	1,008,222
3.000%, 11/20/46	17,709,464	17,827,128
3.000%, 01/20/48	2,955,614	2,970,667
3.500%, 12/20/42	429,582	440,510
3.500%, 07/20/45	5,525,540	5,657,459
3.500%, 12/20/45	8,848,933	9,060,299
3.500%, 05/20/46	2,107,588	2,155,723
3.500%, 06/20/46	6,097,104	6,238,277
3.500%, 11/20/47	652,649	667,421
3.500%, 10/20/48	2,791,063	2,853,345
4.000%, 09/20/39	148,883	155,529
4.000%, 10/20/40	20,968	21,840
4.000%, 11/20/40	1,463,952	1,524,952
4.000%, 10/20/41	1,798,607	1,873,408
4.000%, 11/20/41	676,301	704,451
4.000%, 04/20/42	877,209	913,725
4.000%, 06/20/42	65,747	68,465
4.000%, 10/20/44	1,730,376	1,793,214
4.000%, 11/20/44	1,786,183	1,858,108
4.000%, 12/20/44	97,168	101,083
4.000%, TBA (a)	10,580,000	10,927,569
4.500%, 02/20/40	153,398	161,521
4.500%, 09/20/40	16,677	17,555
4.500%, TBA (a)	9,300,000	9,657,605
Ginnie Mae II Pool
4.433%, 12/20/61 (b)	1,867,811	1,875,207
4.501%, 08/20/61 (b)	37,719	37,751
4.783%, 01/20/62 (b)	274,014	275,644
5.470%, 08/20/59 (b)	1,766	1,901
Government National Mortgage Association (CMO)
1.650%, 01/20/63	641,435	635,004
1.750%, 03/20/63	4,324,958	4,280,704
2.500%, 11/20/46	235,971	232,561
2.500%, 06/20/63	12,401,545	12,361,874
2.500%, 05/20/65	2,516,060	2,506,021
2.500%, 06/20/65	572,453	570,127
2.738%, 1M LIBOR + 0.250%, 10/20/47 (b)	1,197,382	1,187,750
2.750%, 02/20/64	4,856,612	4,847,701
2.750%, 05/20/64	1,228,561	1,220,868
2.788%, 1M LIBOR + 0.300%, 05/20/48 (b)	1,491,010	1,482,291
2.788%, 1M LIBOR + 0.300%, 06/20/48 (b)	1,698,208	1,688,411
2.809%, 1M LIBOR + 0.330%, 07/20/60 (b)	221,306	220,285
2.809%, 1M LIBOR + 0.300%, 08/20/60 (b)	173,758	172,898
2.809%, 1M LIBOR + 0.300%, 09/20/60 (b)	204,183	203,187
2.940%, 1Y H15 + 0.350%, 08/20/66 (b)	5,296,050	5,307,449
2.968%, 1M LIBOR + 0.480%, 01/20/38 (b)	37,613	37,812
2.988%, 1M LIBOR + 0.500%, 07/20/37 (b)	145,809	146,597
2.999%, 1M LIBOR + 0.490%, 02/20/61 (b)	258,852	258,848

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO)
3.000%, 03/20/63	4,058,347	4,055,413
3.009%, 1M LIBOR + 0.500%, 12/20/60 (b)	470,397	470,481
3.009%, 1M LIBOR + 0.500%, 02/20/61 (b)	76,356	76,369
3.009%, 1M LIBOR + 0.500%, 04/20/61 (b)	154,145	154,172
3.009%, 1M LIBOR + 0.500%, 05/20/61 (b)	325,595	325,655
3.012%, 1M LIBOR + 0.530%, 12/16/39 (b)	136,285	137,217
3.039%, 1M LIBOR + 0.530%, 06/20/61 (b)	213,565	213,742
3.082%, 1M LIBOR + 0.600%, 11/16/39 (b)	180,548	182,317
3.090%, 1Y H15 + 0.500%, 05/20/66 (b)	5,593,722	5,620,040
3.109%, 1M LIBOR + 0.600%, 10/20/61 (b)	735,624	737,461
3.139%, 1M LIBOR + 0.630%, 01/20/62 (b)	746,983	749,423
3.139%, 1M LIBOR + 0.630%, 03/20/62 (b)	442,518	443,148
3.157%, 1M LIBOR + 0.650%, 05/20/61 (b)	61,935	62,050
3.159%, 1M LIBOR + 0.650%, 11/20/65 (b)	394,750	395,118
3.209%, 1M LIBOR + 0.700%, 11/20/61 (b)	698,848	702,302
3.209%, 1M LIBOR + 0.700%, 01/20/62 (b)	478,128	480,399
3.250%, 08/20/68	4,516,841	4,612,419
3.500%, 11/20/36 (c)	125,720	6,822
3.500%, 09/20/63	1,852,396	1,860,924
3.612%, -1 x 1M LIBOR + 6.100%, 07/20/41 (b) (c)	202,812	31,538
4.000%, 12/20/40	3,921,583	4,161,918
4.500%, 05/16/40	80,000	84,734
4.500%, 05/20/40 (c)	21,629	2,237
4.500%, 12/20/40	1,938,592	2,043,316
5.000%, 12/20/39	4,294,693	4,700,361
5.000%, 03/20/40	3,190,000	3,588,212
5.010%, 09/20/60 (b)	795,209	800,535
5.150%, 08/20/60	801,857	807,635
5.296%, 07/20/60 (b)	838,075	844,367
5.350%, -1 x 1M LIBOR + 8.667%, 04/20/39 (b)	634,819	637,563
5.483%, -1 x 1M LIBOR + 8.800%, 08/20/39 (b)	2,102,310	2,131,569
5.500%, 04/20/34	170,039	207,775

		532,749,104

Federal Agencies—8.6%
Federal Home Loan Bank
2.125%, 02/11/20	25,000,000	24,929,844
2.625%, 10/01/20	14,000,000	14,057,461
3.250%, 11/16/28	10,000,000	10,515,107
Federal Home Loan Mortgage Corp.
6.250%, 07/15/32 (d)	7,568,000	10,451,377
6.750%, 03/15/31	481,000	672,461
Federal National Mortgage Association
1.500%, 11/30/20	2,000	1,972
6.625%, 11/15/30	1,430,000	1,970,692
Tennessee Valley Authority
2.875%, 09/15/24	7,050,000	7,218,901
5.250%, 09/15/39	1,097,000	1,413,267
5.500%, 06/15/38	6,117,000	8,019,459
5.880%, 04/01/36	2,127,000	2,853,289

		82,103,830

BHFTI-359

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (Formerly, Fidelity Institutional Asset Management Government Income Portfolio)

Schedule of Investments as of March 31, 2019 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—26.8%
U.S. Treasury Bonds
2.500%, 02/15/45 (e)	92,691,000	$87,650,927
3.000%, 02/15/49 (d)	41,185,000	42,756,787
4.750%, 02/15/37	9,011,000	11,841,369
5.250%, 02/15/29 (f)	6,180,000	7,714,861
U.S. Treasury Notes
2.125%, 03/31/24	11,487,000	11,428,668
2.250%, 03/31/21	18,900,000	18,894,094
2.250%, 02/15/27	1,525,000	1,514,337
2.500%, 02/28/21	5,600,000	5,622,531
2.500%, 01/31/24	2,240,000	2,267,125
2.500%, 02/28/26	26,195,000	26,506,066
2.625%, 12/31/25	10,000,000	10,197,656
2.625%, 02/15/29 (d)	17,500,000	17,840,429
2.875%, 11/30/25	2,876,000	2,976,211
3.125%, 11/15/28	8,550,000	9,078,697

		256,289,758

Total U.S. Treasury & Government Agencies (Cost $872,886,385)		871,142,692

Foreign Government—5.0%

Sovereign—5.0%
Hashemite Kingdom of Jordan Government AID Bond 3.000%, 06/30/25	10,389,000	10,674,079
Israel Government AID Bonds
5.500%, 09/18/23	13,878,000	15,740,283
5.500%, 12/04/23	8,920,000	10,140,411
5.500%, 04/26/24	1,900,000	2,179,506
Ukraine Government AID Bond 1.471%, 09/29/21	9,388,000	9,195,640

Total Foreign Government (Cost $51,341,447)		47,929,919

Asset-Backed Securities—3.8%

Asset-Backed - Other—0.6%
Dell Equipment Finance Trust 3.180%, 06/22/23 (144A)	625,000	627,235
Kubota Credit Owner Trust 3.100%, 08/15/22 (144A)	5,080,000	5,108,098

		5,735,333

Asset-Backed - Student Loan—3.2%
Goal Capital Funding Trust 2.821%, 3M LIBOR + 0.170%, 05/28/30 (b)	201,473	201,388
Higher Education Funding I 2.811%, 3M LIBOR + 0.160%, 02/25/32 (b)	212,007	211,990
Navient Student Loan Trust
2.676%, 1M LIBOR + 0.190%, 03/25/67 (144A) (b)	868,882	868,706
2.786%, 1M LIBOR + 0.300%, 07/26/66 (144A) (b)	915,537	915,398

Asset-Backed - Student Loan—(Continued)
Navient Student Loan Trust
2.906%, 1M LIBOR + 0.420%, 08/27/29 (b)	1,076,844	1,076,968
3.086%, 1M LIBOR + 0.600%, 07/26/66 (144A) (b)	3,846,000	3,855,475
Northstar Education Finance, Inc. 2.995%, 3M LIBOR + 0.230%, 07/28/21 (b)	3,148,490	3,148,288
SLM Student Loan Trust 3.241%, 3M LIBOR + 0.470%, 01/26/26 (b)	19,879,317	19,923,662

		30,201,875

Total Asset-Backed Securities (Cost $35,903,979)		35,937,208

Mortgage-Backed Securities—3.6%

Collateralized Mortgage Obligations—3.3%
Holmes Master Issuer plc
3.147%, 3M LIBOR + 0.360%, 10/15/54 (144A) (b)	5,600,000	5,591,897
3.207%, 3M LIBOR + 0.420%, 10/15/54 (144A) (b)	1,218,000	1,213,102
National Credit Union Administration Guaranteed Notes Trust 2.931%, 1M LIBOR + 0.450%, 01/08/20 (b)	2,845,089	2,851,748
Permanent Master Issuer plc 3.167%, 3M LIBOR + 0.380%, 07/15/58 (144A) (b)	3,471,000	3,457,248
Seasoned Credit Risk Transfer Trust
3.500%, 08/25/57	12,186,076	12,356,027
3.500%, 03/25/58	3,951,523	4,016,577
Seasoned Loans Structured Transaction
3.500%, 06/25/28	1,636,071	1,670,998
3.500%, 06/25/28 (144A)	420,000	427,828
Thornburg Mortgage Securities Trust 3.126%, 1M LIBOR + 0.640%, 09/25/43 (b)	244,865	243,469

		31,828,894

Commercial Mortgage-Backed Securities — 0.3%
GS Mortgage Securities Trust 2.045%, 03/10/50	2,923,266	2,897,585

Total Mortgage-Backed Securities (Cost $34,330,948)		34,726,479

Corporate Bonds & Notes—1.6%

Diversified Financial Services—0.7%
Private Export Funding Corp. 4.300%, 12/15/21	6,000,000	6,273,104

Sovereign—0.9%
National Credit Union Administration Guaranteed Notes Trust 3.450%, 06/12/21	8,645,000	8,788,507

Total Corporate Bonds & Notes (Cost $9,007,912)		15,061,611

BHFTI-360

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (Formerly, Fidelity Institutional Asset Management Government Income Portfolio)

Schedule of Investments as of March 31, 2019 (Unaudited)

Short-Term Investment—1.2%

Security Description	Shares/ Principal Amount*	Value

Mutual Fund—1.2%
State Street Institutional Liquid Reserves Fund Trust Class, 2.480% (g)	11,507,091	$11,509,393

Total Short-Term Investments (Cost $11,509,393)		11,509,393

Securities Lending Reinvestments (h)—4.2%

Commercial Paper—0.1%
Matchpoint Finance plc 2.450%, 04/01/19	999,796	999,781

Repurchase Agreements—2.7%
Barclays Capital, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $5,267,960; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 01/15/22 - 11/15/46, and an aggregate market value of $5,372,179.	5,266,841	5,266,841
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/29/19 at 2.440%, due on 04/01/19 with a maturity value of $1,600,325; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.375%, maturity dates ranging from 07/31/23 - 05/15/44, and an aggregate market value of $1,632,001.	1,600,000	1,600,000
Repurchase Agreement dated 03/29/19 at 2.800%, due on 04/01/19 with a maturity value of $1,500,350; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 2.000%, maturity dates ranging from 09/15/20 - 02/15/25, and an aggregate market value of $1,530,001.	1,500,000	1,500,000
Deutsche Bank AG, London Repurchase Agreement dated 03/29/19 at 2.500%, due on 04/01/19 with a maturity value of $1,400,292; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.625% - 3.000%, maturity dates ranging from 06/30/20 - 02/15/47, and an aggregate market value of $1,428,000.	1,400,000	1,400,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/29/19 at 2.750%, due on 04/01/19 with a maturity value of $1,000,229; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 12/11/18 at 2.570%, due on 04/01/19 with a maturity value of $1,915,056; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 7.125%, maturity dates ranging from 07/31/19 - 08/15/48, and various Common Stock with an aggregate market value of $2,035,576.	1,900,000	1,900,000

Repurchase Agreements—(Continued)
Nomura Securities International, Inc. Repurchase Agreement dated 03/29/19 at 2.550%, due on 04/01/19 with a maturity value of $5,001,063; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.875%, maturity dates ranging from 04/11/19 - 11/15/48, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
Societe Generale
Repurchase Agreement dated 03/16/18 at 2.510%, due on 04/01/19 with a maturity value of $6,056,729; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $6,561,990.	5,900,000	5,900,000
Repurchase Agreement dated 03/21/18 at 2.510%, due on 04/01/19 with a maturity value of $2,052,431; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.125%, maturity dates ranging from 04/15/19 - 02/15/28, and various Common Stock with an aggregate market value of $2,224,403.	2,000,000	2,000,000

		25,566,841

Time Deposits—1.4%
Australia & New Zealand Banking Group, Ltd. 2.450%, 04/01/19	1,500,000	1,500,000
Canadian Imperial Bank of Commerce 2.400%, 04/01/19	1,000,000	1,000,000
Den Norske Bank 2.360%, 04/01/19	1,500,000	1,500,000
DZ Bank AG New York 2.430%, 04/01/19	1,500,000	1,500,000
National Australia Bank, Ltd. 2.430%, 04/01/19	1,000,000	1,000,000
Natixis New York 2.400%, 04/01/19	1,000,000	1,000,000
Nordea Bank New York 2.350%, 04/01/19	1,500,000	1,500,000
Royal Bank of Canada 2.450%, 04/01/19	1,500,000	1,500,000
Skandi New York 2.380%, 04/01/19	1,500,000	1,500,000
Svenska, New York 2.360%, 04/01/19	1,500,000	1,500,000

		13,500,000

Total Securities Lending Reinvestments (Cost $40,066,841)		40,066,622

Total Purchased Options—0.1% (i) (Cost $1,627,186)		1,318,912

Total Investments—110.6% (Cost $1,056,674,091)		1,057,692,836
Other assets and liabilities (net)—(10.6)%		(101,025,503)

Net Assets—100.0%		$956,667,333

BHFTI-361

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (Formerly, Fidelity Institutional Asset Management Government Income Portfolio)

Schedule of Investments as of March 31, 2019 (Unaudited)

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2019. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Interest only security.
(d)	All or a portion of the security was held on loan. As of March 31, 2019, the market value of securities loaned was $39,100,388 and the collateral received consisted of cash in the amount of $40,066,636. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(e)	All or a portion of the security was pledged as collateral against TBA securities. As of March 31, 2019, the value of securities pledged amounted to $129,837.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2019, the market value of securities pledged was $1,158,217.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2019.
(h)	Represents investment of cash collateral received from securities on loan as of March 31, 2019.
(i)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2019, the market value of 144A securities was $22,064,987, which is 2.3% of net assets.

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Fannie Mae 30 Yr. Pool	3.000%	TBA	(33,100,000)	$(32,782,766)	$(32,899,590)
Fannie Mae 30 Yr. Pool	4.500%	TBA	(32,400,000)	(33,528,156)	(33,758,490)

Totals				$(66,310,922)	$(66,658,080)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10 Year Futures	06/19/19	457	USD	56,767,969	$776,454
U.S. Treasury Note 5 Year Futures	06/28/19	335	USD	38,802,422	368,662
U.S. Treasury Note Ultra 10 Year Futures	06/19/19	44	USD	5,842,375	(1,665)
U.S. Treasury Ultra Long Bond Futures	06/19/19	26	USD	4,368,000	152,866

Futures Contracts—Short
U.S. Treasury Note 2 Year Futures	06/28/19	(12)	USD	(2,557,125)	(9,399)

Net Unrealized Appreciation					$1,286,918

Purchased Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - Interest Rate Swap	2.495%	GSCM	3M LIBOR	Pay	10/05/20	3,500,000	USD	3,500,000	$116,375	$51,501	$(64,874)
Call - OTC - Interest Rate Swap	2.788%	GSCM	3M LIBOR	Pay	01/25/21	12,300,000	USD	12,300,000	361,743	126,828	(234,915)
Call - OTC - Interest Rate Swap	2.805%	GSCM	3M LIBOR	Pay	01/18/22	10,500,000	USD	10,500,000	335,475	183,768	(151,707)
Put - OTC - Interest Rate Swap	2.495%	GSCM	3M LIBOR	Receive	10/05/20	3,500,000	USD	3,500,000	116,375	83,794	(32,581)
Put - OTC - Interest Rate Swap	2.788%	GSCM	3M LIBOR	Receive	01/25/21	12,300,000	USD	12,300,000	361,743	448,796	87,053
Put - OTC - Interest Rate Swap	2.805%	GSCM	3M LIBOR	Receive	01/28/22	10,500,000	USD	10,500,000	335,475	424,225	88,750

Totals									$1,627,186	$1,318,912	$(308,274)

BHFTI-362

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio (Formerly, Fidelity Institutional Asset Management Government Income Portfolio)

Schedule of Investments as of March 31, 2019 (Unaudited)

Glossary of Abbreviations

Counterparties

(GSCM)—	Goldman Sachs Capital Markets, LP

Currencies

(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2019:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$871,142,692	$—	$871,142,692
Total Foreign Government*	—	47,929,919	—	47,929,919
Total Asset-Backed Securities*	—	35,937,208	—	35,937,208
Total Mortgage-Backed Securities*	—	34,726,479	—	34,726,479
Total Corporate Bonds & Notes*	—	15,061,611	—	15,061,611
Total Short-Term Investment*	11,509,393	—	—	11,509,393
Total Securities Lending Reinvestments*	—	40,066,622	—	40,066,622
Total Purchased Options*	—	1,318,912	—	1,318,912
Total Investments	$11,509,393	$1,046,183,443	$—	$1,057,692,836

Collateral for Securities Loaned (Liability)	$—	$(40,066,636)	$—	$(40,066,636)
TBA Forward Sales Commitments	$—	$(66,658,080)	$—	$(66,658,080)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,297,982	$—	$—	$1,297,982
Futures Contracts (Unrealized Depreciation)	(11,064)	—	—	(11,064)
Total Futures Contracts	$1,286,918	$—	$—	$1,286,918

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-363

Brighthouse Funds Trust I

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Brighthouse Investment Advisers, LLC (the “Adviser”) (each as “pricing services”), pursuant to the authorization of and subject to general oversight by the Board of Trustees (the “Board” or “Trustees”) of the Brighthouse Funds Trust I (the “Trust”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranchelevel attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its net asset value (“NAV”) to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

BHFTI-364

Brighthouse Funds Trust I

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s Custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

BHFTI-365